UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22649

iShares U.S. ETF Trust

(Exact name of registrant as specified in charter)

c/o: State Street Bank and Trust Company

100 Summer Street, 4th Floor, Boston, MA 02110

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 670-2000

Date of fiscal year end: October 31, 2020

Date of reporting period: April 30, 2020

Item 1.	Reports to Stockholders.

Copies of the semi-annual reports transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company

Act of 1940 are attached.

Information Classification: Limited Access

APRIL 30, 2020

2020 Semi-Annual Report (Unaudited)

iShares U.S. ETF Trust

•	iShares Short Maturity Bond ETF | NEAR | Cboe BZX
•	iShares Short Maturity Municipal Bond ETF | MEAR | Cboe BZX
•	iShares Ultra Short-Term Bond ETF | ICSH | Cboe BZX

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of each Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

You may elect to receive all future reports in paper free of charge. If you hold accounts through a financial intermediary, you can follow the instructions included with this disclosure, if applicable, or contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Please note that not all financial intermediaries may offer this service. Your election to receive reports in paper will apply to all funds held with your financial intermediary.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive electronic delivery of shareholder reports and other communications by contacting your financial intermediary. Please note that not all financial intermediaries may offer this service.

Fund Summary as of April 30, 2020	iShares® Short Maturity Bond ETF

Investment Objective

The iShares Short Maturity Bond ETF (the “Fund”) seeks to maximize current income by investing, under normal circumstances, at least 80% of its net assets in a portfolio of U.S. dollar-denominated investment-grade fixed income securities and maintain a weighted average maturity that is less than three years. The Fund is an actively managed exchange-traded fund that does not seek to replicate the performance of a specified index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	Since Inception	1 Year	5 Years	Since Inception
Fund NAV	(0.84)%	0.71%	1.44%	1.31%	0.71%	7.41%	9.00%
Fund Market	(1.06)	0.51	1.39	1.28	0.51	7.12	8.75
Bloomberg Barclays Short-Term Government/Corporate Index	1.27	2.73	1.52	1.20	2.73	7.81	8.19

The inception date of the Fund was 9/25/13. The first day of secondary market trading was 9/26/13.

The Bloomberg Barclays Short-Term Government/Corporate Index an unmanaged index that measures the performance of government and corporate securities with less than 1 year remaining to maturity.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 6 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (11/01/19)	Ending Account Value (04/30/20)	Expenses Paid During the Period	(a)	Beginning Account Value (11/01/19)	Ending Account Value (04/30/20)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$991.60	$1.24		$1,000.00	$1,023.60	$1.26		0.25%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 6 for more information.

Portfolio Information

ALLOCATION BY INVESTMENT TYPE

Investment Type	Percent of Total Investments	(a)
Corporate Bonds & Notes	69.4%
Asset-Backed Securities	18.6
Collaterized Mortgage Obligations	7.5
Commercial Paper	4.3
Certificates of Deposit	0.2

ALLOCATION BY CREDIT QUALITY

Moody’s Credit Rating*	Percent of Total Investments	(a)
Aaa	18.2%
Aa	8.5
A	18.8
Baa	35.7
Ba	6.0
P-1	0.4
P-2	2.6
Not Rated	9.8

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

FUND SUMMARY	3

Fund Summary as of April 30, 2020	iShares® Short Maturity Municipal Bond ETF

Investment Objective

The iShares Short Maturity Municipal Bond ETF (the “Fund”) seeks to maximize tax-free current income by investing, under normal circumstances, at least 80% of its net assets in municipal securities such that the interest on each bond is exempt from U.S. federal income taxes and the federal alternative minimum tax. Under normal circumstances, the effective duration of the Fund’s portfolio is expected to be 1.2 years or less, as calculated by the management team, and is not expected to exceed 1.5 years. The Fund is an actively managed exchange-traded fund that does not seek to replicate the performance of a specified index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	Since Inception	1 Year	5 Years	Since Inception
Fund NAV	0.15%	1.15%	1.09%	1.04%	1.15%	5.55%	5.49%
Fund Market	0.19	1.29	1.10	1.06	1.29	5.63	5.59
Bloomberg Barclays Municipal Bond: 1 Year (1-2) Index	0.61	1.85	1.22	1.18	1.85	6.23	6.23

The inception date of the Fund was 3/3/15. The first day of secondary market trading was 3/5/15.

The Bloomberg Barclays Municipal Bond: 1 Year (1-2) Index is an unmanaged index comprised of national municipal bond issues having a maturity of at least one year and less than two years.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 6 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (11/01/19)	Ending Account Value (04/30/20)	Expenses Paid During the Period	(a)	Beginning Account Value (11/01/19)	Ending Account Value (04/30/20)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$1,001.50	$1.24		$1,000.00	$1,023.60	$1.26		0.25%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 6 for more information.

Portfolio Information

ALLOCATION BY CREDIT QUALITY

S&P Credit Rating*	Percent of Total Investments	(a)
AA+	0.5%
AA	1.7
AA-	1.9
A+	3.8
A	22.4
A-	4.7
BBB+	14.0
BBB	0.4
Not Rated	50.6

TEN LARGEST STATES

State	Percent of Total Investments	(a)
New Jersey	16.4%
New York	15.5
Georgia	12.9
Ohio	8.2
District of Columbia	4.5
Indiana	4.0
Illinois	4.0
Kansas	3.8
Connecticut	3.7
Iowa	3.7

*

Credit quality ratings shown reflect the ratings assigned by S&P Global Ratings, a widely used independent, nationally recognized statistical rating organization. S&P credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general credit worthiness. Investment grade ratings are credit ratings of BBB or higher. Below investment grade ratings are credit ratings of BB or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

4	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Summary as of April 30, 2020	iShares® Short Maturity Bond ETF

Investment Objective

The iShares Ultra Short-Term Bond ETF (the “Fund”) seeks to provide current income consistent with preservation of capital by investing, under normal circumstances, at least 80% of its net assets in a portfolio of U.S. dollar-denominated investment-grade fixed- and floating-rate debt securities and maintain a dollar-weighted average maturity that is less than 180 days. The Fund is an actively managed exchange-traded fund that does not seek to replicate the performance of a specified index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	Since Inception	1 Year	5 Years	Since Inception
Fund NAV	0.94%	2.53%	1.74%	1.46%	2.53%	9.00%	9.71%
Fund Market	0.94	2.53	1.76	1.47	2.53	9.11	9.75
ICE BofAML 6-Month US Treasury Bill Index	1.22	2.64	1.43	1.16	2.64	7.38	7.62

The inception date of the Fund was 12/11/13. The first day of secondary market trading was 12/13/13.

The ICE BofAML 6-Month US Treasury Bill Index is an unmanaged index that measures the performance of government securities with less than 6 months remaining to maturity.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 6 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (11/01/19)	Ending Account Value (04/30/20)	Expenses Paid During the Period	(a)	Beginning Account Value (11/01/19)	Ending Account Value (04/30/20)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$1,009.40	$0.40		$1,000.00	$1,024.50	$0.40		0.08%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 6 for more information.

Portfolio Information

ALLOCATION BY INVESTMENT TYPE

Investment Type	Percent of Total Investments	(a)
Corporate Bonds & Notes	45.2%
Commercial Paper	28.9
Certificates of Deposit	23.1
Repurchase Agreements	2.5
Asset-Backed Securities	0.3
Municipal Debt Obligations	0.0	(b)

ALLOCATION BY CREDIT QUALITY

Moody’s Credit Rating*	Percent of Total Investments	(a)
Aaa	0.1%
Aa	19.4
A	26.0
Baa	5.6
P-1	5.6
P-2	4.8
P-3	0.3
Not Rated	38.2

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general credit worthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.
(b)	Rounds to less than 0.1%.

FUND SUMMARY	5

About Fund Performance

Past performance is no guarantee of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time, and may continue to affect adversely the value and liquidity of the fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading,as of the time that such fund’s NAV is calculated. Since shares of a fund may not trade in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary market trading in shares of the fund, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of your Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested at the beginning of the period (or from the commencement of operations if less than 6 months) and held through the end of the period, is intended to help you understand your ongoing costs (in dollars and cents) of investing in your Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on your Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

6	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) April 30, 2020	iShares® Short Maturity Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Asset-Backed Securities
Adams Mill CLO Ltd., Series 2014-1A, Class A2R, 2.32%, 07/15/26 (Call 07/15/20), (3 mo. LIBOR US + 1.100%)(a)(b)	$4,150	$4,105,366
Ally Auto Receivables Trust, Series 2017-4, Class A3, 1.75%, 12/15/21 (Call 02/15/21)	2,288	2,292,613
ALM VII Ltd., Series 2012-7A, Class A1A2, 2.39%, 07/15/29 (Call 07/15/20), (3 mo. LIBOR US + 1.170%)(a)(b)	9,000	8,557,988
ALM XVII Ltd., Series 2015-17A, Class A1AR, 2.15%, 01/15/28 (Call 07/15/20), (3 mo. LIBOR US + 0.930%)(a)(b)	22,500	21,779,937
American Express Credit Account Master Trust, Series 2018-9, Class A, 1.19%, 04/15/26, (1 mo. LIBOR US + 0.380%)(b)	17,650	17,401,172
AmeriCredit Automobile Receivables Trust
Series 2017-3, Class A3, 1.90%, 03/18/22 (Call 01/18/22)	3,772	3,774,031
Series 2018-3, Class A2A, 3.11%, 01/18/22 (Call 02/18/23)	5,294	5,302,635
Series 2019-1, Class A2A, 2.93%, 06/20/22 (Call 02/18/23)	12,625	12,665,448
Series 2020-1, Class A2B, 1.07%, 03/20/23 (Call 11/18/23), (1 mo. LIBOR US + 0.350%)(b)	8,000	7,932,996
Anchorage Capital CLO 4-R Ltd., Series 2014-4RA, Class A, 1.94%, 01/28/31 (Call 04/28/20), (3 mo. LIBOR US + 1.050%)(a)(b)	2,500	2,367,843
Anchorage Capital CLO 7 Ltd., Series 2015-7A, Class AR2, 2.11%, 01/28/31, (3 mo. LIBOR US + 1.090%)(a)(b)	10,740	10,277,700
Anchorage Capital CLO 8 Ltd., Series 2016-8A, Class AR, 1.89%, 07/28/28 (Call 04/28/20), (3 mo. LIBOR US + 1.000%)(a)(b)	6,305	6,163,140
Ares XXIX CLO Ltd., Series 2014-1A, Class A1R, 2.32%, 04/17/26 (Call 07/17/20), (3 mo. LIBOR US + 1.190%)(a)(b)	1,904	1,892,881
Atlas Senior Loan Fund III Ltd., Series 2013-1A, Class AR, 2.52%, 11/17/27 (Call 05/17/20), (3 mo. LIBOR US + 0.830%)(a)(b)	15,255	14,835,106
Avery Point IV CLO Ltd., Series 2014-1A, Class AR, 2.09%, 04/25/26 (Call 07/25/20), (3 mo. LIBOR US + 1.100%)(a)(b)	1,707	1,690,931
Bain Capital Credit Clo Ltd., Series 2016-2A, Class AR, 2.36%, 01/15/29 (Call 07/15/20), (3 mo. LIBOR US + 1.140%)(a)(b)	7,620	7,162,766
BlueMountain CLO Ltd., Series 2012-2A, Class AR2, 2.74%, 11/20/28 (Call 05/20/20), (3 mo. LIBOR US + 1.050%)(a)(b)	11,310	10,806,276
BMW Floorplan Master Owner Trust, Series 2018-1, Class A2, 1.13%, 05/15/23, (1 mo. LIBOR US + 0.320%)(a)(b)	21,060	20,744,262
BMW Vehicle Owner Trust
Series 2016-A, Class A4, 1.37%, 12/27/22 (Call 06/25/20)	3,377	3,378,994
Series 2019-A, Class A2, 2.05%, 05/25/22 (Call 09/25/22)	16,569	16,637,331
Carlyle Global Market Strategies CLO Ltd., Series 2013-2A, Class AR, 2.03%, 01/18/29 (Call 07/18/20), (3 mo. LIBOR US + 0.890%)(a)(b)	4,590	4,343,441

Security	Par (000)	Value
CarMax Auto Owner Trust, Series 2019-1, Class A2A, 3.02%, 07/15/22 (Call 12/15/22)	$10,174	$10,220,323
Catamaran CLO Ltd., Series 2015-1A, Class AR, 2.00%, 04/22/27 (Call 07/22/20), (3 mo. LIBOR US + 0.900%)(a)(b)	2,525	2,475,204
Cedar Funding II CLO Ltd., Series 2013-1A, Class A1R, 2.23%, 06/09/30 (Call 06/09/20), (3 mo. LIBOR US + 1.230%)(a)(b)	8,000	7,743,161
Cedar Funding VI CLO Ltd., Series 2016-6A, Class AR, 2.23%, 10/20/28 (Call 07/20/20), (3 mo. LIBOR US + 1.090%)(a)(b)	20,500	19,592,428
Chase Issuance Trust, Series 2018-A1, Class A1, 1.01%, 04/17/23, (1 mo. LIBOR US + 0.200%)(b)	2,310	2,303,337
CIFC Funding Ltd.
Series 2015-2A, Class AR2, 2.23%, 04/15/30, (3 mo. LIBOR US + 1.010%)(a)(b)(c)	17,000	16,178,900
Series 2017-2A, Class A, 2.38%, 04/20/30 (Call 07/20/20), (3 mo. LIBOR US + 1.240%)(a)(b)	6,375	6,122,083
Citibank Credit Card Issuance Trust
Series 2018-A2, Class A2, 1.05%, 01/20/25, (1 mo. LIBOR US + 0.330%)(b)	10,000	9,889,006
Series 2019-A5, Class A5, 1.29%, 04/22/26, (1 mo. LIBOR + 0.620%)(b)	40,505	39,812,304
CNH Equipment Trust
Series 2017-B, Class A3, 1.86%, 09/15/22 (Call 06/15/21)	8,459	8,467,067
Series 2019-A, Class A2, 2.96%, 05/16/22 (Call 01/15/23)	4,259	4,280,147
Drive Auto Receivables Trust
Series 2019-2, Class A3, 3.04%, 03/15/23 (Call 02/15/22)	12,903	12,944,839
Series 2019-4, Class A3, 2.16%, 05/15/23 (Call 03/15/23)	8,200	8,231,912
Dryden 43 Senior Loan Fund, Series 2016-43A, Class AR, 2.28%, 07/20/29 (Call 07/20/20), (3 mo. LIBOR US + 1.140%)(a)(b)	20,000	19,122,486
Dryden XXVI Senior Loan Fund, Series 2013-26A, Class AR, 2.12%, 04/15/29 (Call 07/15/20), (3 mo. LIBOR US + 0.900%)(a)(b)	16,350	15,366,991
Eaton Vance CLO Ltd., Series 2013-1A, Class A1RR, 2.38%, 01/15/28 (Call 07/15/20), (3 mo. LIBOR US + 1.160%)(a)(b)	6,000	5,807,548
Enterprise Fleet Financing LLC
Series 2017-2, Class A2, 1.97%, 01/20/23(a)	679	679,002
Series 2017-3, Class A2, 2.13%, 05/22/23(a)	1,674	1,672,692
Ford Credit Auto Owner Trust, Series 2019-C, Class A2B, 1.00%, 07/15/22 (Call 06/15/23), (1 mo. LIBOR US + 0.190%)(b)	31,000	30,951,287
Ford Credit Floorplan Master Owner Trust, Series 2019-1, Class A, 2.84%, 03/15/24	26,550	26,320,834
Ford Credit Floorplan Master Owner Trust A
Series 2017-2, Class A1, 2.16%, 09/15/22	14,518	14,413,489
Series 2019-3, Class A2, 1.41%, 09/15/24, (1 mo. LIBOR US + 0.600%)(b)	59,321	56,380,933
Galaxy XXIII CLO Ltd., Series 2017-23, Class A, 2.30%, 04/24/29 (Call 07/24/20), (3 mo. LIBOR US + 1.280%)(a)(b)	14,580	13,982,205
GM Financial Consumer Automobile Receivables Trust Series 2018-2, Class A3, 2.81%, 12/16/22 (Call 03/16/22)	4,336	4,374,883

SCHEDULES OF INVESTMENTS	7

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® Short Maturity Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Series 2018-4, Class A2, 2.93%, 11/16/21 (Call 10/16/22)	$2,000	$2,002,944
GoldenTree Loan Opportunities IX Ltd., Series 2014-9A, Class AR2, 2.88%, 10/29/29 (Call 10/29/20), (3 mo. LIBOR US +1.110%)(a)(b)	16,680	15,967,204
Halcyon Loan Advisors Funding Ltd., Series 2015-2A, Class AR, 2.07%, 07/25/27 (Call 07/25/20), (3 mo. LIBOR US + 1.080%)(a)(b)	9,951	9,794,439
Honda Auto Receivables Owner Trust, Series 2017-2, Class A3, 1.68%, 08/16/21 (Call 12/15/20)	7,954	7,974,346
HPS Loan Management 10-2016 Ltd., Series 10A-16, Class A1R, 2.28%, 01/20/28 (Call 10/20/20), (3 mo. LIBOR US + 1.140%)(a)(b)	16,850	16,325,079
John Deere Owner Trust, Series 2017-B, Class A3, 1.82%, 10/15/21 (Call 01/15/21)	2,125	2,128,856
LCM XX LP, Series 20A, Class AR, 2.18%, 10/20/27 (Call 07/20/20), (3 mo. LIBOR US + 1.040%)(a)(b)	13,750	13,159,843
LCM XXIV Ltd., Series 24A, Class A, 2.45%, 03/20/30 (Call 07/20/20), (3 mo. LIBOR US + 1.310%)(a)(b)	2,000	1,882,768
LMREC Inc., Series 2016-CRE2, Class A, 2.63%, 11/24/31, (1 mo. LIBOR US + 1.700%)(a)(b)	430	428,590
LoanCore Issuer Ltd., Series 2018-CRE1, Class A, 1.94%, 05/15/28 (Call 05/15/20), (1 mo. LIBOR US + 1.130%)(a)(b)	9,450	9,004,640
Madison Park Funding X Ltd., Series 2012-10A, Class AR2, 2.36%, 01/20/29 (Call 07/20/20), (3 mo. LIBOR US + 1.220%)(a)(b)	6,250	6,018,898
Madison Park Funding XIII Ltd., Series 2014-13A, Class AR2, 2.09%, 04/19/30 (Call 07/19/20), (3 mo. LIBOR US + 0.950%)(a)(b)	4,000	3,825,417
Marathon CRE Ltd., Series 2018-FL1, Class A, 1.96%, 06/15/28 (Call 06/15/20), (1 mo. LIBOR US + 1.150%)(a)(b)	20,640	18,917,639
Mercedes-Benz Master Owner Trust Series 2017-BA, Class A, 1.23%, 05/16/22, (1 mo. LIBOR US + 0.420%)(a)(b)	14,540	14,529,301
Series 2018-BA, Class A, 1.15%, 05/15/23, (1 mo. LIBOR US + 0.340%)(a)(b)	21,820	21,289,045
Series 2019-AA, Class A, 1.16%, 05/15/23, (1 mo. LIBOR US + 0.350%)(a)(b)	1,890	1,859,584
Navient Private Education Loan Trust
Series 2017-A, Class A2B, 1.71%, 12/16/58 (Call 03/15/28), (1 mo. LIBOR US + 0.900%)(a)(b)	1,579	1,515,770
Series 2018-BA, Class A1, 1.16%, 12/15/59 (Call 11/15/27), (1 mo. LIBOR US + 0.350%)(a)(b)	1,126	1,125,246
Navient Private Education Refi Loan Trust
Series 2018-CA, Class A1, 3.01%, 06/16/42 (Call 01/15/26)(a)	3,798	3,803,600
Series 2018-DA, Class A1, 1.11%, 12/15/59 (Call 01/15/29), (1 mo. LIBOR US + 0.300%)(a)(b)	2,459	2,455,109
Series 2019-A, Class A1, 3.03%, 01/15/43 (Call 12/15/26)(a)	796	797,179
Series 2019-FA, Class A1, 2.18%, 08/15/68 (Call 04/15/28)(a)	28,317	28,395,197
Series 2020-A, Class A1, 1.16%, 11/15/68 (Call 04/15/29), (1 mo. LIBOR US + 0.350%)(a)(b)	13,006	12,834,957
Nissan Auto Receivables Owner Trust, Series 2017-B, Class A3, 1.75%, 10/15/21 (Call 08/15/21)	4,229	4,238,826
Nissan Master Owner Trust Receivables Series 2017-C, Class A, 1.13%, 10/17/22, (1 mo. LIBOR US + 0.320%)(b)	19,405	19,297,586

Security	Par (000)	Value
Series 2019-A, Class A, 1.37%, 02/15/24, (1 mo. LIBOR US + 0.560%)(b)	$23,950	$23,319,452
Series 2019-B, Class A, 1.24%, 11/15/23, (1 mo. LIBOR US + 0.430%)(b)	24,000	23,352,461
NLY Commercial Mortgage Trust, Series 2019-FL2, Class A, 2.11%, 02/15/36 (Call 03/15/21), (1 mo. LIBOR US + 1.300%)(a)(b)	5,291	5,185,868
OCP CLO Ltd., Series 2016-12A, Class A1R, 2.26%, 10/18/28 (Call 07/18/20), (3 mo. LIBOR US + 1.120%)(a)(b)	21,095	20,485,013
OneMain Financial Issuance Trust, Series 2016-3A, Class A, 3.83%, 06/18/31 (Call 05/18/21)(a)	1,700	1,599,533
OZLM Funding Ltd., Series 2012-1A, Class A1R2, 2.33%, 07/22/29 (Call 07/22/20), (3 mo. LIBOR US + 1.230%)(a)(b)	994	958,342
OZLM XIV Ltd., Series 2015-14A, Class A1AR, 2.38%, 01/15/29 (Call 07/15/20), (3 mo. LIBOR US + 1.160%)(a)(b)	10,035	9,577,424
Palmer Square Loan Funding Ltd.
Series 2018-4A, Class A1, 2.59%, 11/15/26 (Call 05/15/20), (3 mo. LIBOR US + 0.900%)(a)(b)	8,499	8,286,156
Series 2018-5A, Class A1, 1.99%, 01/20/27 (Call 07/20/20), (3 mo. LIBOR US + 0.850%)(a)(b)	13,113	12,739,758
PFS Financing Corp.
Series 2019-A, Class A1, 1.36%, 04/15/24, (1 mo. LIBOR US + 0.550%)(a)(b)	40,000	38,372,916
Series 2019-B, Class A, 1.36%, 09/15/23, (1 mo. LIBOR US + 0.550%)(a)(b)	14,650	14,194,740
Regatta VI Funding Ltd., Series 2016-1A, Class AR, 2.22%, 07/20/28 (Call 07/20/20), (3 mo. LIBOR US + 1.080%)(a)(b)	15,130	14,602,753
Santander Retail Auto Lease Trust, Series 2019-B, Class A2B, 1.08%, 04/20/22 (Call 11/20/22), (1 mo. LIBOR US + 0.360%)(a)(b)	12,581	12,451,866
SLM Private Credit Student Loan Trust
Series 2004-A, Class A3, 1.14%, 06/15/33 (Call 03/15/22), (3 mo. LIBOR US + 0.400%)(b)	6,286	5,920,999
Series 2004-B, Class A3, 1.07%, 03/15/24 (Call 06/15/24), (3 mo. LIBOR US + 0.330%)(b)	11,069	10,931,749
Series 2005-A, Class A3, 0.94%, 06/15/23 (Call 09/15/27), (3 mo. LIBOR US + 0.200%)(b)	1,200	1,197,267
Series 2005-A, Class A4, 1.05%, 12/15/38 (Call 09/15/27), (3 mo. LIBOR US + 0.310%)(b)	10,500	9,134,597
Series 2005-B, Class A4, 1.07%, 06/15/39 (Call 12/15/26), (3 mo. LIBOR US + 0.330%)(b)	7,857	7,183,271
Series 2006-A, Class A5, 1.03%, 06/15/39 (Call 06/15/28), (3 mo. LIBOR US + 0.290%)(b)	16,982	15,702,160
Series 2006-B, Class A5, 1.01%, 12/15/39 (Call 09/15/27), (3 mo. LIBOR US + 0.270%)(b)	12,059	11,566,792
SLM Student Loan Trust, Series 2011-2, Class A1, 1.09%, 11/25/27 (Call 10/25/31), (1 mo. LIBOR US + 0.600%)(b)	199	197,497
SMB Private Education Loan Trust
Series 2015-A, Class A2A, 2.49%, 06/15/27 (Call 07/15/27)(a)	5,238	5,241,792
Series 2017-A, Class A2B, 1.71%, 09/15/34, (1 mo. LIBOR US + 0.900%)(a)(b)	21,440	20,656,888
Series 2018-A, Class A1, 1.16%, 03/16/26, (1 mo. LIBOR US + 0.350%)(a)(b)	238	237,996
Series 2018-C, Class A1, 1.11%, 09/15/25, (1 mo. LIBOR US + 0.300%)(a)(b)	875	874,193

8	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® Short Maturity Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Series 2019-A, Class A1, 1.16%, 02/16/26, (1 mo. LIBOR US + 0.350%)(a)(b)	$5,514	$5,501,477
Series 2020-A, Class A1, 1.11%, 03/15/27, (1 mo. LIBOR US + 0.300%)(a)(b)	11,564	11,428,738
SoFi Professional Loan Program LLC
Series 16-C, Class A1, 1.59%, 10/27/36 (Call 02/25/24), (1 mo. LIBOR US + 1.100%)(a)(b)	1,428	1,394,658
Series 2015-B, Class A1, 1.54%, 04/25/35 (Call 08/25/21), (1 mo. LIBOR US + 1.050%)(a)(b)	1,331	1,309,707
Sound Point Clo XIV Ltd., Series 2016-3A, Class AR, 2.19%, 01/23/29 (Call 07/23/20), (3 mo. LIBOR US + 1.150%)(a)(b)	7,255	6,923,217
Sound Point Clo XV Ltd., Series 2017-1A, Class AR, 2.19%, 01/23/29 (Call 07/23/20), (3 mo. LIBOR US + 1.150%)(a)(b)	1,100	1,064,099
Symphony CLO XVIII Ltd., Series 2016-18A, Class AR, 2.19%, 01/23/28, (3 mo. LIBOR US + 1.150%)(a)(b)	2,400	2,306,389
TCI-Symphony CLO Ltd., Series 2016-1A, Class AR, 2.47%, 10/13/29 (Call 07/13/20), (3 mo. LIBOR US + 1.160%)(a)(b)	5,235	4,993,637
TICP CLO I Ltd., Series 2015-1A, Class AR, 1.94%, 07/20/27 (Call 07/20/20), (3 mo. LIBOR US + 0.800%)(a)(b)	3,633	3,579,651
TICP CLO VI Ltd., Series 2016-6A, Class AR, 2.42%, 01/15/29 (Call 07/15/20), (3 mo. LIBOR US + 1.200%)(a)(b)	6,380	6,280,124
Toyota Auto Receivables, Series 2016-C, Class A4, 1.32%, 11/15/21 (Call 05/15/20)	2,653	2,653,193
Toyota Auto Receivables Owner Trust, Series 2019-A, Class A2A, 2.83%, 10/15/21 (Call 11/15/22)	11,687	11,738,187
Venture XXIV CLO Ltd., Series 2016-24A, Class AR, 2.32%, 10/20/28 (Call 07/20/20), (3 mo. LIBOR US + 1.180%)(a)(b)	2,065	1,992,255
Verizon Owner Trust, Series 2020-A, Class A1B, 0.99%, 07/22/24 (Call 03/20/23), (1 mo. LIBOR US + 0.270%)(b)	9,290	9,152,656
Volvo Financial Equipment LLC, Series 2019-1A, Class A2, 2.90%, 11/15/21 (Call 10/15/22)(a)	8,794	8,828,481
VOYA CLO, Series 2017-2A, Class A1, 2.43%, 06/07/30 (Call 07/15/20), (3 mo. LIBOR US + 1.210%)(a)(b)	5,330	5,190,218
Westlake Automobile Receivables Trust, Series 2019-3A, Class A2, 2.15%, 02/15/23 (Call 07/15/23)(a)	15,040	15,091,356

Total Asset-Backed Securities — 17.1% (Cost: $1,144,389,689)		1,114,417,507

Certificates of Deposit
MUFG Bank Ltd., 1.49%, 01/25/21, (3 mo. LIBOR US + 0.500%)(b)	15,000	15,016,423

Total Certificates of Deposit — 0.2% (Cost: $14,994,591)		15,016,423

Collaterized Mortgage Obligations

Mortgage-Backed Securities — 6.9%
280 Park Avenue Mortgage Trust, Series 2017-280P, Class A, 1.69%, 09/15/34, (1 mo. LIBOR US + 0.880%)(a)(b)	32,100	30,573,074
Americold LLC, Series 2010-ARTA, Class A1, 3.85%, 01/14/29(a)	1,150	1,152,953

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
AOA Mortgage Trust, Series 2015-1177, Class A, 2.96%, 12/13/29(a)	$11,835	$11,820,448
AREIT Trust, Series 2019-CRE3, Class A, 1.81%, 09/14/36, (1 mo. LIBOR US + 1.020%)(a)(b)	30,000	27,558,807
Aventura Mall Trust, Series 2013-AVM, Class A, 3.87%, 12/05/32(a)(b)	4,650	4,707,699
BAMLL Commercial Mortgage Securities Trust, Series 2018-DSNY, Class A, 1.66%, 09/15/34, (1 mo. LIBOR US + 0.850%)(a)(b)	19,220	17,525,897
Bancorp Commercial Mortgage Trust
Series 2018-CRE4, Class A, 1.71%, 09/15/35, (1 mo. LIBOR US + 0.900%)(a)(b)	4,904	4,608,616
Series 2019-CRE5, Class A, 1.81%, 03/15/36, (1 mo. LIBOR US + 1.000%)(a)(b)	9,481	9,026,021
BBCMS Mortgage Trust, Series 2019-BWAY, Class A, 1.77%, 11/25/34, (1 mo. LIBOR US + 0.956%)(a)(b)	11,305	10,763,038
BBCMS Trust
Series 2018-TYSN, Class A2, 3.76%, 09/05/32(a)	13,495	13,491,194
Series 2019-CLP, Class A, 1.50%, 12/15/31, (1 mo. LIBOR US + 0.685%)(a)(b)	9,727	9,281,716
Bear Stearns Commercial Mortgage Securities Trust, Series 2005-PW10, Class AJ, 5.78%, 12/11/40(b)	4,982	4,976,954
BX Commercial Mortgage Trust
Series 2018-BIOA, Class A, 1.49%, 03/15/37, (1 mo. LIBOR US + 0.671%)(a)(b)	23,190	22,178,118
Series 2018-IND, Class A, 1.56%, 11/15/35, (1 mo. LIBOR US + 0.750%)(a)(b)	28,273	27,329,614
BX Trust
Series 2019-ATL, Class A, 1.90%, 10/15/36, (1 mo. LIBOR US + 1.087%)(a)(b)	5,000	4,546,321
Series 2019-CALM, Class A, 1.69%, 11/15/32, (1 mo. LIBOR US + 0.876%)(a)(b)	6,798	6,453,047
CGDBB Commercial Mortgage Trust, Series 2017-BIOC, Class A, 1.60%, 07/15/32, (1 mo. LIBOR US + 0.790%)(a)(b)	12,150	11,804,260
Chase Home Lending Mortgage Trust, Series 2019-ATR2, Class A11, 1.39%, 07/25/49 (Call 12/25/23), (1 mo. LIBOR US + 0.900%)(a)(b)	5,504	5,322,103
COMM Mortgage Trust, Series 2014-CR15, Class A2, 2.93%, 02/10/47 .	3,772	3,777,618
Commission, Series 2013- GAM, Class A2, 3.37%, 02/10/28(a)	7,695	7,643,317
Commission Mortgage Trust, Series 2013-CR6, Class A3FL, 1.46%, 03/10/46, (1 mo. LIBOR US + 0.630%)(a)(b)	788	789,778
Four Times Square Trust Commercial Mortgage Pass-Through Certificates, Series 2006-4TS, Class A, 5.40%, 12/13/28(a)	10,682	10,834,172
Gosforth Funding PLC, Series 2018-1A, Class A1, 2.13%, 08/25/60 (Call 08/25/23), (3 mo. LIBOR US + 0.450%)(a)(b)	6,609	6,481,984
GPMT Ltd., Series 2018-FL1, Class A, 1.57%, 11/21/35, (1 mo. LIBOR US + 0.900%)(a)(b)	2,892	2,807,048
GS Mortgage Securities Corp. Trust
Series 2018-LUAU, Class A, 1.81%, 11/15/32, (1 mo. LIBOR US + 1.000%)(a)(b)	7,600	6,875,894
Series 2019-SOHO, Class A, 1.71%, 06/15/36, (1 mo. LIBOR US + 0.900%)(a)(b)	19,046	18,177,405

SCHEDULES OF INVESTMENTS	9

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® Short Maturity Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2019-BKWD, Class A, 1.81%, 09/15/29, (1 mo. LIBOR US + 1.000%)(a)(b)	$1,911	$1,832,503
KNDL Mortgage Trust, Series 2019-KNSQ, Class A, 1.61%, 05/15/36, (1 mo. LIBOR US + 0.800%)(a)(b)	8,533	8,148,494
Madison Avenue Trust, Series 2013-650M, Class A, 3.84%, 10/12/32(a)	7,500	7,507,433
Morgan Stanley Capital I Trust
Series 2014-CPT, Class A, 3.35%, 07/13/29(a)	14,480	14,715,501
Series 2017-CLS, Class A, 1.51%, 11/15/34, (1 mo. LIBOR US + 0.700%)(a)(b)	34,512	33,346,551
Series 2018-BOP, Class A, 1.66%, 08/15/33, (1 mo. LIBOR US + 0.850%)(a)(b)	6,860	6,544,650
Series 2018-SUN, Class A, 1.71%, 07/15/35, (1 mo. LIBOR US + 0.900%)(a)(b)	19,045	17,468,952
Series 2019-AGLN, Class A, 1.76%, 03/15/34, (1 mo. LIBOR US + 0.950%)(a)(b)	8,247	7,549,111
Natixis Commercial Mortgage Securities Trust, Series 2018-RIVA, Class A, 1.56%, 02/15/33, (1 mo. LIBOR US + 0.750%)(a)(b)	7,650	6,723,649
Rosslyn Portfolio Trust, Series 2017-ROSS, Class A, 1.94%, 06/15/33, (1 mo. LIBOR US + 0.950%)(a)(b)	3,390	3,260,088
VNDO Mortgage Trust, Series 2013-PENN, Class A, 3.81%, 12/13/29(a)	10,200	10,210,757
Wells Fargo Commercial Mortgage Trust, Series 2017-SMP, Class A, 1.56%, 12/15/34, (1 mo. LIBOR US + 0.750%)(a)(b)	17,280	16,141,682
WFRBS Commercial Mortgage Trust
Series 2012-C6, Class AS, 3.84%, 04/15/45	12,986	13,105,687
Series 2012-C8, Class AFL, 1.75%, 08/15/45, (1 mo. LIBOR US + 1.000%)(a)(b)	19,450	19,361,194

Total Collaterized Mortgage Obligations — 6.9% (Cost: $465,834,995)		446,423,348

Commercial Paper
AstraZeneca PLC, 1.42%, 11/03/20(d)	31,000	30,773,273
Bayer Corp., 1.91%, 09/01/20	15,000	14,901,833
BoeingCo. (The)
2.36%, 05/19/20(d)	30,000	29,962,602
2.53%, 07/31/20(d)	25,000	24,839,447
3.08%, 11/18/20(d)	42,000	41,287,344
Ford Motor Credit Co. LLC
3.74%, 07/31/20(d)	24,000	23,772,883
3.85%, 09/25/20(d)	20,000	19,688,296
Nissan Motor Acceptance Corp., 2.98%, 06/12/20(d)	35,000	34,875,921
TELUS Corp., 0.80%, 05/08/20(d)	11,250	11,248,000
Toyota Motor Credit Corp., 1.51%, 11/04/20(d)	25,000	24,804,558

Total Commercial Paper—3.9% (Cost: $256,417,387)		256,154,157

Corporate Bonds & Notes

Advertising — 0.1%
Interpublic Group ofCompanies Inc. (The), 3.50%, 10/01/20	4,465	4,493,708

Aerospace & Defense — 1.2%
Boeing Co. (The), 2.13%, 03/01/22 (Call 02/01/22)(e)	10,000	9,497,888
Northrop Grumman Corp., 2.08%, 10/15/20	40,733	40,951,245

Security	Par (000)	Value

Aerospace & Defense (continued)
Rolls-Royce PLC, 2.38%, 10/14/20 (Call 09/14/20)(a)	$30,000	$29,657,195

		80,106,328

Agriculture — 1.5%
Altria Group Inc., 2.85%, 08/09/22(e)	16,918	17,397,321
BAT Capital Corp.
2.29%, 08/14/20, (3 mo. LIBORUS + 0.590%)(b)	24,000	23,905,260
2.57%, 08/15/22 (Call 07/15/22), (3 mo. LIBORUS + 0.880%)(b)(e)	10,000	9,603,099
2.76%, 08/15/22 (Call 07/15/22)(e)	40,000	40,527,899
Reynolds American Inc., 6.88%, 05/01/20	10,000	10,000,000

		101,433,579

Auto Manufacturers — 4.9%
American Honda Finance Corp.
1.95%, 05/20/22	15,773	15,760,011
2.20%, 06/27/22	6,136	6,159,959
BMW Finance NV, 2.25%, 08/12/22(a)	12,000	11,961,483
BMW U.S. Capital LLC, 3.25%, 08/14/20(a)(e)	13,665	13,673,310
Daimler Finance North America LLC
2.14%, 02/12/21, (3 mo. LIBOR US + 0.430%)(a)(b)	5,000	4,865,418
2.55%, 08/15/22(a)	10,000	9,873,293
Ford Motor Credit Co. LLC
2.13%, 09/24/20, (3 mo. LIBOR US + 0.930%)(b)(e)	15,000	14,781,012
3.16%, 08/04/20 .	58,995	58,552,537
3.34%, 03/28/22 (Call 02/28/22)(e)	10,000	9,203,000
5.88%, 08/02/21(e)	15,000	14,850,000
General Motors Financial Co. Inc.
2.68%, 06/30/22, (3 mo. LIBOR US + 1.310%)(b)	5,545	5,032,781
3.20%, 07/13/20 (Call 06/13/20)	30,000	29,944,242
3.45%, 04/10/22 (Call 02/10/22)	20,000	19,260,400
3.55%, 04/09/21(e)	10,000	9,847,689
3.70%, 11/24/20 (Call 10/24/20).	25,000	24,932,187
4.20%, 03/01/21 (Call 02/01/21)	10,000	9,931,905
4.20%, 11/06/21 .	40,000	39,195,414
Hyundai Capital America, 1.89%, 09/18/20, (3 mo. LIBOR US + 1.000%)(a)(b)	3,000	2,989,670
Nissan Motor Acceptance Corp., 1.76%, 09/28/20, (3 mo. LIBOR US + 0.390%)(a)(b)	18,968	18,552,169
Volkswagen Group of America Finance LLC, 2.70%, 09/26/22(a)(e)	2,145	2,153,224

		321,519,704

Banks — 24.8%
Australia & New Zealand Banking Group Ltd.
2.19%, 08/19/20, (3 mo. LIBOR US + 0.500%)(a)(b)	19,745	19,746,826
2.31%, 11/09/22, (3 mo. LIBOR US + 0.580%)(a)(b)	2,000	1,974,100
4.88%, 01/12/21(a)	13,000	13,356,082
Australia & New Zealand Banking Group Ltd./New York NY, 2.70%, 11/16/20	15,000	15,144,803
Banco Santander SA, 2.43%, 04/12/23, (3 mo. LIBOR US + 1.120%)(b)	10,000	9,641,479
Bank of America Corp.
1.87%, 06/25/22 (Call 06/25/21), (3 mo. LIBOR US + 0.650%)(b)	10,000	9,873,748
2.02%, 04/24/23 (Call 04/24/22), (3 mo. LIBOR US + 1.000%)(b)	12,500	12,388,923
2.30%, 01/20/23 (Call 01/20/22), (3 mo. LIBOR US + 1.160%)(b)(e)	25,000	24,913,779
2.33%, 10/01/21 (Call 10/01/20)(f)	17,500	17,524,645
2.37%, 07/21/21 (Call 07/21/20)(f)	11,600	11,606,421

10	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® Short Maturity Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
Bank of Montreal, 2.43%, 08/27/21, (3 mo. LIBOR US + 0.790%)(b)	$7,000	$7,004,612
Bank of New York Mellon Corp. (The), 2.60%, 08/17/20 (Call 07/17/20)	34,250	34,357,984
Bank of Nova Scotia (The), 1.67%, 09/19/22, (3 mo. LIBOR US + 0.620%)(b)	10,000	9,904,208
Banque Federative du Credit Mutuel SA, 2.13%, 11/21/22(a)	20,000	20,170,129
Barclays Bank PLC, 5.14%, 10/14/20	8,170	8,269,186
Barclays PLC
2.88%, 06/08/20	22,000	22,022,930
3.12%, 02/15/23 (Call 02/15/22), (3 mo. LIBOR US + 1.430%)(b)	20,000	19,549,783
BPCE SA, 3.00%, 05/22/22(a)	17,993	18,245,802
Capital One N.A.
1.91%, 01/30/23 (Call 01/30/22), (3 mo. LIBOR US + 1.150%)(b)	8,000	7,714,601
2.15%, 09/06/22 (Call 08/06/22)	25,000	24,914,021
2.65%, 08/08/22 (Call 07/08/22)	10,000	10,109,159
Citibank N.A.
2.13%, 10/20/20 (Call 09/20/20)	34,390	34,534,173
3.17%, 02/19/22 (Call 02/19/21)(f)	15,000	15,188,068
Citigroup Inc.
1.68%, 10/27/22 (Call 09/27/22), (3 mo. LIBOR US + 0.690%)(b)	10,000	9,833,849
2.65%, 10/26/20	25,000	25,174,889
2.90%, 12/08/21 (Call 11/08/21)(e)	18,350	18,718,092
Citizens Bank N.A./Providence RI, 2.42%, 02/14/22 (Call 11/14/21), (3 mo. LIBOR US + 0.720%)(b)(e)	30,000	29,583,951
Commonwealth Bank of Australia, 2.05%, 09/18/20(a)	38,810	38,963,676
Commonwealth Bank of Australia/New York NY, 2.40%, 11/02/20	20,000	20,128,435
Cooperatieve Rabobank UA
2.09%, 09/26/23, (3 mo. LIBOR US + 0.860%)(a)(b)	10,000	9,668,693
4.50%, 01/11/21	6,372	6,527,974
Credit Suisse AG/New York NY
3.00%, 10/29/21(e)	10,450	10,716,203
4.38%, 08/05/20	16,932	17,067,526
Credit Suisse Group AG, 3.57%, 01/09/23 (Call 01/09/22)(a)	10,000	10,234,754
Credit Suisse Group Funding Guernsey Ltd., 3.13%, 12/10/20	5,870	5,912,344
Danske Bank A/S, 2.75%, 09/17/20(a)	20,000	20,090,993
Deutsche Bank AG/New York NY
1.91%, 01/22/21, (3 mo. LIBOR US + 0.815%)(b)	5,000	4,882,049
4.25%, 02/04/21	9,905	9,924,396
Federation des Caisses Desjardins du Quebec, 2.25%, 10/30/20(a)(e)	26,445	26,625,233
Fifth Third Bank/Cincinnati OH, 1.01%, 10/30/20 (Call 09/30/20), (3 mo. LIBORUS + 0.250%)(b)	10,000	9,968,300
Goldman Sachs Group Inc. (The)
1.54%, 10/31/22 (Call 10/31/21), (3 mo. LIBOR US + 0.780%)(b)	4,000	3,939,186
1.94%, 09/15/20 (Call 08/15/20), (3 mo. LIBOR US + 1.200%)(b)	1,750	1,752,343
2.02%, 07/24/23 (Call 07/24/22), (3 mo. LIBOR US + 1.000%)(b)(e)	5,000	4,909,573
2.10%, 04/26/22 (Call 04/26/21), (3 mo. LIBOR US +1.110%)(b)	10,000	9,952,900

Security	Par (000)	Value

Banks (continued)
2.35%, 04/23/21 (Call 03/23/21), (3 mo. LIBOR US + 1.360%)(b)	$7,000	$7,021,596
2.88%, 02/25/21 (Call 01/25/21)	25,000	25,250,658
3.21%, 11/29/23, (3 mo. LIBOR US + 1.600%)(b)	15,000	14,976,554
3.45%, 02/25/21, (3 mo. LIBOR US + 1.770%)(b)	10,000	10,054,528
HSBC Bank PLC, 4.13%, 08/12/20(a)(e)	10,000	10,079,319
HSBC Holdings PLC
2.29%, 05/18/21 (Call 05/18/20), (3 mo. LIBOR US + 0.600%)(b)	24,695	24,693,405
2.65%, 01/05/22	6,110	6,188,958
3.24%, 03/08/21, (3 mo. LIBOR US + 2.240%)(b)	6,815	6,864,453
3.34%, 05/25/21, (3 mo. LIBOR US + 1.660%)(b)	10,000	10,033,666
4.00%, 03/30/22	8,870	9,265,108
Huntington National Bank (The), 2.50%, 08/07/22 (Call 07/07/22)	15,430	15,813,348
ING Groep NV, 2.52%, 03/29/22, (3 mo. LIBOR US + 1.150%)(b)	3,500	3,467,306
JPMorgan Chase &Co.
1.50%, 06/18/22 (Call 06/18/21), (3 mo. LIBOR US + 0.610%)(b)	12,500	12,396,749
1.89%, 04/25/23 (Call 04/25/22), (3 mo. LIBOR US + 0.900%)(b)	10,000	9,911,835
2.26%, 06/01/21 (Call 06/01/20), (3 mo. LIBOR US + 0.680%)(b)	19,985	19,980,535
2.78%, 04/25/23 (Call 04/25/22)(f)	10,000	10,239,334
4.25%, 10/15/20	10,000	10,144,547
Lloyds Bank PLC, 6.38%, 01/21/21	9,000	9,307,654
Mitsubishi UFJ Financial Group Inc.
1.64%, 07/26/21, (3 mo. LIBORUS + 0.650%)(b)	10,000	9,949,517
1.78%, 07/25/22, (3 mo. LIBOR US + 0.790%)(b)	4,000	3,922,873
2.62%, 07/18/22	5,000	5,101,246
3.00%, 02/22/22	5,000	5,117,552
Mitsubishi UFJ Trust & BankingCorp., 2.65%, 10/19/20(a)	26,010	26,174,453
Mizuho Financial Group Inc.
1.62%, 09/13/23 (Call 09/13/22), (3 mo. LIBOR US + 0.850%)(b)	25,000	24,142,203
1.91%, 09/13/21, (3 mo. LIBOR US + 1.140%)(b)(e)	20,000	19,995,023
2.10%, 03/05/23, (3 mo. LIBOR US + 0.790%)(b)	3,000	2,918,314
Morgan Stanley
2.32%, 01/20/22 (Call 01/20/21), (3 mo. LIBOR US + 1.180%)(b)	15,000	14,961,015
2.42%, 10/24/23 (Call 10/24/22), (3 mo. LIBOR US + 1.400%)(b)	25,000	24,966,679
2.63%, 11/17/21	30,000	30,477,215
MUFG Americas Holdings Corp., 3.50%, 06/18/22	2,885	2,973,392
Regions Bank/Birmingham AL, 3.37%, 08/13/21 (Call 08/13/20)(f)	8,853	8,862,563
Royal Bank of Scotland Group PLC, 3.16%, 05/15/23 (Call 05/15/22), (3 mo. LIBOR US + 1.470%)(b)	9,895	9,574,378
Santander Holdings USA Inc., 4.45%, 12/03/21 (Call 11/03/21)	5,000	5,146,497
Santander UK Group Holdings PLC
2.88%, 10/16/20	62,600	62,961,833
2.88%, 08/05/21	17,619	17,828,802
3.13%, 01/08/21	10,000	10,093,002
Skandinaviska Enskilda Banken AB
1.43%, 12/12/22, (3 mo. LIBOR US + 0.645%)(a)(b)	15,000	14,805,332
2.12%, 05/17/21, (3 mo. LIBOR US + 0.430%)(a)(b)	10,000	9,960,473
2.63%, 11/17/20(a)(e)	20,000	20,177,445
2.63%, 03/15/21(e)	9,900	10,046,331

SCHEDULES OF INVESTMENTS	11

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® Short Maturity Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
Standard Chartered PLC
2.74%, 09/10/22 (Call 09/10/21)(a)(f)	$18,100	$18,144,922
3.05%, 01/15/21(a)(e)	20,000	20,127,014
Sumitomo Mitsui Financial Group Inc., 1.98%,10/16/23, (3 mo. LIBOR US + 0.800%)(b)(e)	4,000	3,861,071
Suncorp-Metway Ltd., 2.38%,11/09/20(a)	17,500	17,579,350
Svenska Handelsbanken AB
1.36%, 09/08/20, (3 mo. LIBOR US + 0.360%)(b)	5,000	4,997,844
1.95%, 09/08/20	33,495	33,602,149
2.15%, 05/24/21, (3 mo. LIBOR US + 0.470%)(b)(e)	12,500	12,457,577
2.45%,03/30/21	14,674	14,869,639
Truist Bank, 1.49%, 10/26/21 (Call 10/26/20), (3 mo. LIBOR US + 0.500%)(b)	32,020	31,766,603
U.S. Bank N.A./Cincinnati OH, 3.00%,02/04/21 (Call 01/04/21)	6,760	6,846,557
UBS AG/London
1.75%,04/21/22 (Call 03/21/22)(a)	12,680	12,733,538
2.06%,12/01/20 (Call 11/01/20), (3 mo. LIBOR US + 0.480%)(a)(b)	5,000	4,996,995
2.45%,12/01/20 (Call 11/01/20)(a)(e)	28,574	28,738,304
UBS Group AG
2.90%,05/23/23 (Call 05/23/22), (3 mo. LIBOR US + 1.220%)(a)(b)	20,000	19,842,587
3.49%,05/23/23 (Call 05/23/22)(a)	20,000	20,582,381
Wells Fargo & Co.
1.98%,07/22/20, (3 mo. LIBOR US + 0.880%)(b)	5,000	5,005,004
1.99%,10/31/23 (Call 10/31/22), (3 mo. LIBOR US + 1.230%)(b)(e)	15,000	14,898,000
2.55%, 12/07/20	15,000	15,118,891
2.59%, 03/04/21, (3 mo. LIBOR US + 1.340%)(b)	30,000	30,082,534
2.63%,07/22/22	15,000	15,360,625
Wells Fargo Bank N.A.
1.54%,07/23/21 (Call 07/23/20), (3 mo. LIBOR US + 0.500%)(b)	15,000	14,925,431
1.61%,10/22/21 (Call 09/21/21), (3 mo. LIBOR US + 0.510%)(b)(e)	30,000	29,819,100
Westpac Banking Corp., 2.60%,11/23/20	21,585	21,798,742

		1,616,731,370

Beverages — 0.4%
Keurig Dr Pepper Inc., 3.55%,05/25/21	25,000	25,511,459

Biotechnology —0.4%
Gilead Sciences Inc.
2.55%,09/01/20	15,000	15,090,591
4.50%,04/01/21 (Call 01/01/21)	8,000	8,200,724

		23,291,315

Chemicals — 1.0%
DuPont de Nemours Inc.
2.17%,05/01/23	7,290	7,338,635
2.40%,11/15/20, (3 mo. LIBOR US + 0.710%)(b)	47,500	47,347,642
3.77%,11/15/20	9,000	9,090,816
Sherwin-Williams Co. (The), 2.75%,06/01/22 (Call 05/01/22)	1,254	1,266,745

		65,043,838

Commercial Services — 0.2%
Moody’s Corp., 2.75%, 12/15/21 (Call 11/15/21)(e)	12,150	12,383,314

Security	Par (000)	Value

Computers — 1.2%
Dell International LLC/EMC Corp.
4.42%,06/15/21 (Call 05/15/21)(a)	$2,665	$2,708,277
5.45%,06/15/23 (Call 04/15/23)(a)	25,000	26,459,554
Hewlett Packard Enterprise Co.
2.09%,10/05/21 (Call 05/14/20), (3 mo. LIBOR US + 0.720%)(b)	20,000	19,656,889
3.60%, 10/15/20 (Call 09/15/20)(g)	10,000	10,063,194
IBM Credit LLC, 2.08%, 11/30/20, (3 mo. LIBOR US + 0.470%)(b)	7,250	7,255,874
International Business Machines Corp., 2.85%, 05/13/22	15,000	15,596,700

		81,740,488

Diversified Financial Services — 4.2%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
4.25%,07/01/20	35,000	34,901,497
4.50%,05/15/21	12,000	11,646,785
4.63%,10/30/20	20,000	19,745,517
5.00%,10/01/21	18,975	18,145,533
AIG Global Funding, 1.93%,07/02/20, (3 mo. LIBOR US + 0.480%)(a)(b)	3,695	3,698,233
Ally Financial Inc., 4.13%, 02/13/22(e)	25,585	25,923,745
American Express Co.
1.09%,10/30/20 (Call 09/29/20), (3 mo. LIBOR US + 0.330%)(b)	7,750	7,740,329
2.20%,10/30/20 (Call 09/29/20)	8,985	9,023,007
2.29%,02/27/23 (Call 01/27/23), (3 mo. LIBOR US + 0.650%)(b)	4,000	3,912,260
2.34%,11/05/21 (Call 10/05/21), (3 mo. LIBOR US + 0.600%)(b)	10,000	9,913,380
Capital One Bank USA N.A., 2.01%,01/27/23 (Call 01/27/22)(f)	10,000	9,895,873
Capital One Financial Corp.
1.21%,10/30/20 (Call 09/30/20), (3 mo. LIBOR US + 0.450%)(b)	5,000	4,986,489
1.95%,03/09/22 (Call 02/09/22), (3 mo. LIBOR US + 0.950%)(b)	24,635	24,215,588
3.45%,04/30/21 (Call 03/30/21)(e)	10,000	10,143,296
GE Capital International Funding Co. Unlimited Co., 2.34%,11/15/20	53,250	53,358,412
International Lease Finance Corp.
4.63%,04/15/21	7,990	7,854,234
5.88%, 08/15/22	22,625	22,085,218

		277,189,396

Electric — 1.0%
Duke Energy Progress LLC, 1.18%,09/08/20, (3 mo. LIBOR US + 0.180%)(b)	9,835	9,824,030
Florida Power & Light Co., 2.14%,05/06/22 (Call 05/11/20), (3 mo. LIBOR US + 0.400%)(b)(e)	8,645	8,568,146
NextEra Energy Capital Holdings Inc.
2.40%,09/01/21	14,400	14,638,608
2.90%, 04/01/22	13,665	14,116,545
3.30%,08/15/22	12,025	12,549,248
Sempra Energy, 1.72%, 01/15/21 (Call 05/29/20), (3 mo. LIBOR US + 0.500%)(b)	5,065	5,013,084

		64,709,661

Electronics — 0.4%
Roper Technologies Inc., 3.00%,12/15/20 (Call 11/15/20)	8,500	8,566,456
Tyco Electronics Group SA, 1.76%,06/05/20, (3 mo. LIBOR US + 0.450%)(b)	15,000	14,990,643

		23,557,099

12	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® Short Maturity Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Environmental Control — 0.1%
Republic Services Inc., 3.55%, 06/01/22 (Call 03/01/22)	$5,895	$6,152,205

Food — 1.5%
Campbell Soup Co., 1.37%, 03/15/21, (3 mo. LIBOR US + 0.630%)(b)	15,000	14,868,731
Conagra Brands Inc.
1.82%,10/09/20, (3 mo. LIBOR US + 0.500%)(b)	7,000	6,962,146
1.85%,10/22/20 (Call 05/11/20), (3 mo. LIBOR US + 0.750%)(b)(e)	5,208	5,201,088
General Mills Inc.
1.72%,04/16/21, (3 mo. LIBOR US + 0.540%)(b)	26,636	26,495,828
2.60%,10/12/22 (Call 09/12/22)	9,135	9,346,183
Kraft Heinz Foods Co.
2.30%,02/10/21, (3 mo. LIBOR US + 0.570%)(b)	4,010	3,952,249
2.55%,08/10/22, (3 mo. LIBOR US + 0.820%)(b)	5,000	4,818,750
Tyson Foods Inc.
2.13%,06/02/20, (3 mo. LIBOR US + 0.550%)(b)	5,475	5,476,845
2.15%,08/21/20, (3 mo. LIBOR US + 0.450%)(b)	14,160	14,145,514
4.50%,06/15/22 (Call 03/15/22)	7,930	8,380,542

		99,647,876

Health Care—Services — 0.7%
Anthem Inc.
2.50%,11/21/20	25,000	25,183,723
3.13%,05/15/22	19,425	20,139,020

		45,322,743

Household Products & Wares — 0.3%
Kimberly-Clark Corp.
2.15%,08/15/20	9,686	9,724,536
3.63%,08/01/20	8,503	8,561,733

		18,286,269

Insurance — 0.4%
Allstate Corp. (The), 1.80%,03/29/21, (3 mo. LIBOR US + 0.430%)(b)(e)	5,710	5,677,288
American International Group Inc., 3.38%, 08/15/20(e)	2,997	3,014,021
Marsh & McLennan Companies Inc., 2.57%, 12/29/21 (Call 05/29/20), (3 mo. LIBOR US + 1.200%)(b)	13,380	13,380,002
MassMutual Global Funding II, 1.95%,09/22/20(a)	7,500	7,528,294

		29,599,605

Lodging —0.7%
Marriott International Inc./MD
Series N, 3.13%,10/15/21 (Call 07/15/21)	35,000	34,148,116
Series Y, 2.18%,12/01/20, (3 mo. LIBOR US + 0.600%)(b)	10,000	9,831,410

		43,979,526

Machinery —0.2%
Caterpillar Financial Services Corp., 2.20%,05/15/23, (3 mo. LIBOR US + 0.510%)(b)	10,000	9,747,270
John Deere Capital Corp., 1.40%,06/07/21, (3 mo. LIBOR US + 0.400%)(b)(e)	6,480	6,457,463

		16,204,733

Manufacturing —0.7%
General Electric Co.
3.15%,09/07/22	10,000	10,233,564
4.63%,01/07/21	34,500	35,078,910

		45,312,474

Security	Par (000)	Value

Media — 2.7%
Charter Communications Operating LLC/Charter Communications Operating Capital
3.58%,07/23/20 (Call 06/23/20)	$76,750	$76,855,147
4.46%,07/23/22 (Call 05/23/22)	45,920	48,374,944
Comcast Corp., 1.87%,10/01/21, (3 mo. LIBOR US + 0.440%)(b)	42,930	42,804,344
ViacomCBS Inc., 4.50%,03/01/21	6,515	6,738,080

		174,772,515

Oil & Gas — 1.4%
Marathon Petroleum Corp., 3.40%,12/15/20 (Call 11/15/20)	16,543	16,571,526
Newfield Exploration Co., 5.75%,01/30/22	28,049	23,893,412
Occidental Petroleum Corp., 3.14%,08/15/22 (Call 08/15/20), (3 mo. LIBOR US + 1.450%)(b)	37,570	29,316,309
Ovintiv Inc, 3.90%,11/15/21 (Call 08/15/21)	22,358	20,303,402

		90,084,649

Oil & Gas Services — 0.1%
Halliburton Co., 3.25%,11/15/21 (Call 08/15/21)	10,000	9,976,032

Pharmaceuticals — 6.7%
AbbVie Inc.
2.05%,05/21/21, (3 mo. LIBOR US + 0.350%)(a)(b)	20,000	19,892,385
2.15%, 11/19/21(a)	25,000	25,321,124
Allergan Funding SCS, 3.45%,03/15/22 (Call 01/15/22)	10,000	10,249,067
Allergan Inc./U.S., 3.38%,09/15/20	15,732	15,760,050
Bayer U.S. Finance LLC, 3.00%,10/08/21(a)	45,000	45,802,584
Becton Dickinson and Co.
2.25%,12/29/20 (Call 05/29/20), (3 mo. LIBOR US + 0.875%)(b)(e)	21,378	21,220,758
2.40%,06/05/20 .	25,000	24,995,781
Bristol-Myers Squibb Co., 2.60%,05/16/22(a)	20,000	20,670,239
Cigna Corp., 3.20%,09/17/20	53,920	54,283,046
CVS Health Corp.
2.75%,12/01/22 (Call 09/01/22)	15,000	15,520,869
2.80%,07/20/20 (Call 06/20/20)	46,485	46,479,422
3.35%,03/09/21	20,000	20,325,947
3.50%,07/20/22 (Call 05/20/22)	34,190	35,560,335
Express Scripts Holding Co., 2.60%,11/30/20	8,200	8,245,299
Shire Acquisitions Investments Ireland DAC, 2.40%, 09/23/21 (Call 08/23/21)	52,690	53,484,763
Takeda Pharmaceutical Co. Ltd.
2.45%,01/18/22 (Call 12/17/21)(a)(e)	10,000	10,192,265
4.00%,11/26/21 (Call 10/26/21).	12,435	12,981,809

		440,985,743

Pipelines — 2.1%
Enterprise Products Operating LLC, 5.20%,09/01/20	10,000	10,099,406
Kinder Morgan Energy Partners LP, 5.00%,10/01/21 (Call 07/01/21)	6,552	6,685,553
Kinder Morgan Inc./DE, 5.00%,02/15/21 (Call 01/15/21)(a)	12,000	12,162,550
MPLX LP
1.90%,09/09/21 (Call 09/09/20), (3 mo. LIBOR US + 0.900%)(b)	6,825	6,420,911
6.25%,10/15/22 (Call 05/14/20)(a)	2,000	1,998,144
Plains All American Pipeline LP/PAA Finance Corp., 5.00%, 02/01/21 (Call 11/01/20).	16,130	15,774,758
Spectra Energy Partners LP, 2.01%,06/05/20, (3 mo. LIBOR US + 0.700%)(b)	32,000	31,929,129
TransCanada PipeLines Ltd., 3.80%,10/01/20	5,127	5,154,644

SCHEDULES OF INVESTMENTS	13

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® Short Maturity Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
Williams Companies Inc. (The), 3.60%, 03/15/22 (Call 01/15/22)	$44,174	$44,686,187

		134,911,282

Real Estate Investment Trusts — 0.5%
American Tower Corp., 3.30%, 02/15/21 (Call 01/15/21)	5,168	5,227,848
Crown Castle International Corp., 3.40%, 02/15/21 (Call 01/15/21)	25,000	25,230,762

		30,458,610

Retail — 0.2%
McDonald’s Corp., 2.75%, 12/09/20 (Call 11/09/20)	10,843	10,952,795

Semiconductors — 1.0%
Broadcom Corp./Broadcom Cayman Finance Ltd., 2.20%, 01/15/21	35,000	34,886,323
Broadcom Inc., 3.13%, 04/15/21(a)	30,800	31,007,127

		65,893,450

Telecommunications — 2.5%
AT&T Inc.
1.96%, 06/12/24, (3 mo. LIBOR US + 1.180%)(b)	10,000	9,801,260
2.17%, 07/15/21, (3 mo. LIBOR US + 0.950%)(b)	25,000	24,964,425
2.33%, 06/01/21, (3 mo. LIBOR US + 0.750%)(b)	13,250	13,203,896
2.45%, 06/30/20 (Call 05/30/20)	20,000	20,020,419
2.80%, 02/17/21 (Call 01/17/21)	26,900	27,187,191
3.88%, 08/15/21	10,000	10,313,095
4.60%, 02/15/21 (Call 11/15/20)	20,000	20,292,278
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, 3.36%, 09/20/21(a)	3,488	3,496,971
Verizon Communications Inc., 1.74%, 03/16/22, (3 mo. LIBOR US + 1.000%)(b)(e)	15,373	15,392,677
Vodafone Group PLC, 2.17%, 01/16/24, (3 mo. LIBOR US + 0.990%)(b)	20,000	19,490,727

		164,162,939

Transportation — 0.2%
Ryder System Inc., 2.80%, 03/01/22 (Call 02/01/22)	5,000	4,965,961
Union Pacific Corp., 3.20%, 06/08/21	7,210	7,373,033

		12,338,994

Trucking & Leasing — 0.3%
Penske Truck Leasing Co. LP/PTL Finance Corp.
3.20%, 07/15/20 (Call 06/15/20)(a)	12,000	12,003,427
4.88%,07/11/22(a)	4,901	5,134,669

		17,138,096

Total Corporate Bonds & Notes — 63.6% (Cost: $4,195,512,881)		4,153,891,795

Security	Shares (000)	Value

Money Market Funds
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.89%(h)(i)(j)	38,926	$38,968,967
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.18%(h)(i)	537,124	537,124,183

Total Money Market Funds — 8.8% (Cost: $576,058,188)		576,093,150

Total Investments in Securities — 100.5% (Cost: $6,653,207,731)		6,561,996,380

Other Assets, Less Liabilities — (0.5)%		(33,981,379)

Net Assets — 100.0%		$6,528,015,001

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Variable or floating rate security. Rate shown is the rate in effect as of period-end.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Rates are discount rates or a range of discount rates at the time of purchase.
(e)	All or a portion of this security is on loan.
(f)	Security is issued at a fixed coupon rate, which converts to a variable rate at a specified date.
(g)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(h)	Affiliate of the Fund.
(i)	Annualized 7-day yield as of period-end.
(j)	All or a portion of this security was purchased with cash collateral received from loaned securities.

14	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® Short Maturity Bond ETF

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended April 30, 2020, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 10/31/19 (000)	Net Activity (000)	Shares Held at 04/30/20 (000)	Value at 04/30/20	Income		Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	25,595	13,331	38,926	$38,968,967	$93,319	(b)	$(19,514)	$22,551
BlackRock Cash Funds: Treasury, SL Agency Shares	114,910	422,214	537,124	537,124,183	2,241,188		—	—

				$576,093,150	$2,334,507		$(19,514)	$22,551

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Derivative Financial Instruments Categorized by Risk Exposure

For the six months ended April 30, 2020, the effect of derivative financial instruments in the Statements of Operations was as follows:

Foreign Currency Exchange Contracts
Net Realized Gain (Loss) from:
Forward foreign currency exchange contracts	$(685,268)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Forward foreign currency exchange contracts:
Average amounts sold — in USD	$51,325,218

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Asset-Backed Securities	$—	$1,098,238,607	$16,178,900	$1,114,417,507
Certificates of Deposit	—	15,016,423	—	15,016,423
Collaterized Mortgage Obligations	—	446,423,348	—	446,423,348
Commercial Paper	—	256,154,157	—	256,154,157
Corporate Bonds & Notes	—	4,153,891,795	—	4,153,891,795
Money Market Funds	576,093,150	—	—	576,093,150

	$576,093,150	$5,969,724,330	$16,178,900	$6,561,996,380

See notes to financial statements.

SCHEDULES OF INVESTMENTS	15

Schedule of Investments (unaudited) April 30, 2020	iShares® Short Maturity Municipal Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Debt Obligations

Alabama — 2.6%
Bessemer Governmental Utility Services Corp. RB, 5.00%, 06/01/20 (BAM)	$515	$516,380
Black Belt Energy Gas District RB
4.00%, 06/01/20	1,605	1,606,990
4.00%, 06/01/21	835	849,863
Lower Alabama Gas District (The) RB, 4.00%, 12/01/21	200	204,596
Southeast Alabama Gas Supply District (The) RB, 4.00%, 06/01/22	1,500	1,547,865

		4,725,694

Arizona — 0.7%
Arizona State University RB, 0.20%, 07/01/34 (Put 05/07/20)(a).	670	670,000
Glendale Union High School District No. 205 GO, 5.00%, 07/01/21	500	522,930

		1,192,930

California — 0.4%
Lancaster Redevelopment Agency Successor Agency TA, 3.00%, 08/01/20	700	703,143

Connecticut — 3.7%
State of Connecticut GO
5.00%, 06/01/21	670	693,597
5.00%, 07/15/22	900	957,123
Series C, 0.29%, 05/15/34 (Put 05/07/20)(a)	2,325	2,325,000
Series C, 5.00%, 06/01/20	720	721,779
State of Connecticut Special Tax Revenue RB, Series A, 5.00%, 09/01/21	2,000	2,093,680

		6,791,179

District of Columbia — 4.5%
District of Columbia RB, 0.27%, 04/01/38 (Put 05/07/20)(a)	2,800	2,800,000
Tender Option Bond Trust Receipts/Certificates RB, VRDN, 0.30%, 10/01/53 (Put 05/07/20)(a)(b)	5,545	5,545,000

		8,345,000

Florida — 1.0%
Alachua County Health Facilities Authority RB
5.00%, 12/01/20	645	654,552
5.00%, 12/01/21	390	405,514
County of Osceola FL Transportation Revenue RB, 5.00%, 10/01/21	300	310,560
Palm Beach County Health Facilities Authority RB, 5.00%, 08/15/20	530	535,115

		1,905,741

Georgia — 13.0%
Atlanta Urban Residential Finance Authority RB, 1.36%, 12/01/22 (Put 12/01/21)(a)	2,000	2,002,260
Bartow County Development Authority RB, 1.55%, 08/01/43 (Put 08/19/22)(a)	2,000	1,948,680
Burke County Development Authority RB, 2.25%, 10/01/32 (Put 05/25/23)(a)	2,000	1,970,660
Cobb County Development Authority RB, 5.00%, 07/15/20	545	548,810
Main Street Natural Gas Inc. RB
1.49%, 08/01/48 (Put 12/01/23)(a)	5,000	4,779,580
4.00%, 06/01/20	500	500,710
4.00%, 04/01/48 (Put 09/01/23)(a)	3,685	3,890,512
5.00%, 05/15/20	500	500,405
5.00%, 05/15/21	1,000	1,027,460
5.00%, 09/01/21	300	310,494

Security	Par (000)	Value

Georgia (continued)
Monroe County Development Authority RB, 0.28%, 06/01/49Put(a)	$3,700	$3,700,000
Municipal Electric Authority of Georgia RB, 0.23%, 01/01/48 (Put 05/07/20)(a)	1,000	1,000,000
Tender Option Bond Trust Receipts/Certificates RB, 0.30%, 01/01/44 (Put 05/07/20) (AGM)(a)(b)	1,700	1,700,000

		23,879,571

Illinois — 4.0%
Chicago Transit Authority RB, 5.00%, 06/01/20	750	751,868
Illinois Development Finance Authority RB, 0.26%, 06/01/29 (Put 05/07/20)(a)	1,100	1,100,000
Illinois Finance Authority RB, 5.00%, 08/15/20	1,500	1,514,235
Tender Option Bond Trust Receipts/Certificates GO, 0.28%, 03/01/33 (Put 05/07/20)(a)(b)	4,000	4,000,000

		7,366,103

Indiana — 4.0%
City of Rockport IN RB, Series B, 1.35%, 07/01/25 (Put 09/01/22)(a)	2,250	2,184,278
Indianapolis Local Public Improvement Bond Bank RB, 1.45%, 06/01/21 (Call 06/01/20)	5,190	5,191,505

		7,375,783

Iowa — 3.7%
Iowa Finance Authority RB, 0.47%, 04/01/22 (Put 05/07/20)(a)	6,780	6,780,000

Kansas — 3.8%
City of Burlington KS RB 0.50%, 09/01/35 (Put 05/07/20)(a)	4,000	4,000,000
0.50%, 09/01/35 (Put 05/07/20)(a)	3,000	3,000,000

		7,000,000

Kentucky — 3.2%
City of Owensboro KY Electric Light & Power System Revenue RB, 5.00%, 01/01/21	1,550	1,587,494
Kentucky Public Energy Authority RB
4.00%, 06/01/20	650	650,793
4.00%, 12/01/20	1,070	1,080,144
4.00%, 06/01/21	1,060	1,078,603
4.00%, 08/01/21	300	306,036
Kentucky State Property & Building Commission RB, Series D, 5.00%, 05/01/21	600	622,584
Tender Option Bond Trust Receipts/Certificates RB, Series 2018, 0.28%, 12/01/41 (Put 05/07/20) (AGM)(a)(b)	500	500,000

		5,825,654

Louisiana — 0.4%
Louisiana Offshore Terminal Authority RB, 1.65%, 09/01/27 (Put 12/01/23)(a)	400	400,580
Louisiana Public Facilities Authority RB, 5.00%, 05/15/21	400	410,468

		811,048

Maryland — 0.3%
Maryland Health & Higher Educational Facilities Authority RB, 5.00%, 04/15/21	450	463,986

Massachusetts — 1.6%
Massachusetts Development Finance Agency RB, 5.00%, 07/01/21	975	1,000,945
Town of Salisbury MA GOL, 2.00%, 09/11/20	1,000	1,003,990
University of Massachusetts Building Authority RB, VRDN, 0.21%, 11/01/34 (Put 05/07/20)(a)	1,000	1,000,000

		3,004,935

16	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® Short Maturity Municipal Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Michigan — 0.5%
Wayne-Westland Community Schools GO 4.00%, 05/01/21 (Q-SBLF)	$175	$179,811
4.00%, 11/01/21 (Q-SBLF)	780	811,613

		991,424

Missouri — 1.3%
City of Washington MO COP, 5.00%, 03/01/22	350	374,822
RBC Municipal Products Inc. Trust RB, 0.29%, 09/01/39 (Put 05/07/20)(a)(b)	2,000	2,000,000

		2,374,822

Nebraska — 1.6%
Central Plains Energy Project RB
4.00%, 08/01/20	2,000	2,009,300
4.00%, 02/01/21	250	253,513
4.00%, 08/01/21	750	767,422

		3,030,235

New Jersey — 16.5%
Borough of Tinton Falls NJ GO, 2.00%, 10/29/20	900	904,023
Garden State Preservation Trust RB, 5.00%, 11/01/20	1,690	1,711,598
New Jersey Economic Development Authority RB
5.00%, 06/15/20	190	190,889
5.00%, 06/15/20	1,285	1,286,555
5.00%, 03/01/21, (ETM)	340	350,581
5.00%, 06/15/21	4,250	4,315,322
5.00%, 06/15/21	1,500	1,517,265
5.50%, 09/01/21 (Call 03/01/21)	675	683,566
Series A, 4.00%, 07/01/22	2,000	2,015,020
Series K, 5.25%, 12/15/20 (AMBAC)	2,250	2,268,135
Series NN, 5.00%, 03/01/21	875	882,595
Series NN, 5.00%, 03/01/22	3,200	3,257,920
Series UU, 5.00%, 06/15/23	1,270	1,302,741
Series XX, 5.00%, 06/15/20	200	200,242
New Jersey Health Care Facilities Financing Authority RB
5.00%, 10/01/20	1,600	1,607,072
Series A, 5.00%, 07/01/20	500	502,630
New Jersey Sports & Exposition Authority RB, 5.00%, 09/01/20	1,250	1,255,838
New Jersey Transportation Trust Fund Authority RB
5.25%, 12/15/20 (AGM)	500	506,540
Series A, 5.00%, 06/15/20	665	665,805
Series A, 5.00%, 06/15/21	500	512,855
Series A, 5.50%, 12/15/21	425	436,186
Series A, 5.50%, 12/15/23	155	162,863
Series A-1, 5.00%, 06/15/20	1,275	1,278,442
Series B, 5.50%, 12/15/20 (NPFGC)	155	157,165
Series B, 5.50%, 12/15/21 (NPFGC)	625	648,144
Series D, 5.00%, 12/15/23	225	231,138
North East Independent School District RB, 1.13%, 08/10/20	1,500	1,501,917

		30,353,047

New Mexico — 0.3%
New Mexico Municipal Energy Acquisition Authority RB, 4.00%, 05/01/22	600	621,534

New York — 15.5%
Adirondack Central School District GO, 2.25%, 07/17/20 (SAW)	1,133	1,136,003
Albany Industrial Development Agency RB, 0.45%, 07/01/32 (Put 05/07/20)(a)	1,110	1,110,000
Amherst Development Corp. RB, Series A, 0.34%, 02/01/35 (Put 05/07/20)(a)	1,745	1,745,000

Security	Par (000)	Value

New York (continued)
City of Tonawanda NY GOL, 2.50%, 06/04/20	$1,219	$1,220,414
City of Yonkers NY, 2.00%, 06/29/20	4,855	4,860,583
County of Suffolk NY GOL
2.50%, 07/23/20	6,000	6,019,560
2.50%, 08/20/20	1,335	1,337,550
East Islip Union Free School District GO, 2.25%, 07/02/20 (SAW)	1,100	1,102,332
Honeoye Falls-Lima Central School District GO, 2.25%, 06/18/20 (SAW)	1,425	1,427,009
Rhinebeck Central School District GO, 2.25%, 06/26/20 (SAW)	1,500	1,502,490
Sandy Creek Central School District GO, 2.25%, 06/26/20 (SAW)	1,100	1,101,826
South Jefferson Central School District GO, 2.25%, 07/09/20 (SAW)	1,700	1,703,536
Town of New Windsor New York GOL, 2.25%, 06/26/20 .	1,300	1,302,145
Watkins Glen Central School District GO, 2.25%, 06/23/20 (SAW)	1,300	1,302,028
Windsor Central School District GO, 2.25%, 07/24/20 (SAW)	1,700	1,704,335

		28,574,811

North Carolina — 1.1%
City of Charlotte NC COP, VRDN, 0.15%, 06/01/33 (Put 05/07/20)(a)	500	500,000
City of Raleigh NC COP, VRDN, 0.22%, 02/01/34 (Put 05/07/20)(a)	830	830,000
North Carolina Turnpike Authority RB
5.00%, 01/01/21	425	429,802
5.00%, 01/01/22	215	220,870

		1,980,672

Ohio — 8.2%
City of Berea OH GOL, 2.00%, 03/11/21	1,500	1,510,410
City of Kirtland OH GOL, 2.75%, 06/18/20 (ST STANDBY NT PURCHASE)	600	601,140
City of Miamisburg OH GOL, 3.00%, 06/24/20 (ST STANDBY NT PURCHASE)	1,500	1,503,915
City of North Olmsted OH GOL, 2.00%, 03/10/21	1,000	1,006,910
City of Parma OH GOL, 2.50%, 07/23/20 (ST STANDBY NT PURCHASE)	1,200	1,203,660
County of Allen OH Hospital Facilities Revenue RB, 5.00%, 12/01/20	1,500	1,529,040
County of Belmont OH GOL, 2.00%, 08/27/20	1,510	1,511,178
County of Franklin OH RB, 0.25%, 11/15/41 (Put 05/07/20)(a)	2,000	2,000,000
Lancaster Port Authority RB, 5.00%, 02/01/21	300	306,369
State of Ohio RB, 1.10%, 11/01/35 (Put 06/01/20)(a)	4,000	4,000,000

		15,172,622

Pennsylvania — 2.2%
Boyertown Area School District GOL
1.33%, 09/01/20 (SAW)	150	150,087
2.00%, 09/01/21 (SAW)	400	404,288
Connellsville Area School District GOL
4.00%, 08/15/21 (BAM SAW)	500	517,325
4.00%, 08/15/22 (BAM SAW)	500	529,575
Palmyra Area School District GOL, 4.00%, 04/01/21 (SAW)	900	924,435
Pennsylvania Economic Development Financing Authority RB
2.15%, 11/01/21	1,000	996,710
5.00%, 04/15/21	425	437,903

		3,960,323

SCHEDULES OF INVESTMENTS	17

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® Short Maturity Municipal Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

South Carolina — 0.5%
South Carolina Public Service Authority RB, VRDN, 0.30%, 01/01/36 (Put 05/07/20)(a)	$1,000	$1,000,000

Texas — 3.6%
Port of Arthur Navigation District Industrial Development Corp. RB, 0.43%, 03/01/42 (Put 05/07/20)(a)	3,000	3,000,000
Tender Option Bond Trust Receipts/Certificates RB
0.32%, 06/15/27 (Put 05/07/20)(a)(b)	1,500	1,500,000
0.38%, 01/01/28 (Put 05/07/20)(a)(b)	2,190	2,190,000

		6,690,000

Virginia — 1.1%
University of Virginia RB, 1.29%, 05/27/20	2,000	2,001,326

Washington — 0.5%
Grant County Public Utility District No. 2 RB, 2.00%, 01/01/44 (Put 12/02/20)(a)	1,000	1,003,840

Wisconsin — 0.4%
Public Finance Authority RB, VRDN, 0.18%,10/01/49(a)	400	400,000
Wisconsin Health & Educational Facilities Authority RB, 5.00%, 10/01/21	400	420,652

		820,652

Total Municipal Debt Obligations — 100.2% (Cost $185,628,712)		184,746,075

Security	Shares (000)	Value

Money Market Funds
BlackRock Liquidity Funds: MuniCash, 0.15%(c)(d)	6	$5,682

Total Money Market Funds — 0.0% (Cost: $5,682)		5,682

Total Investments in Securities — 100.2% (Cost: $185,634,394)		184,751,757

Other Assets, Less Liabilities — (0.2)%		(322,856)

Net Assets — 100.0%		$184,428,901

(a)	Security is payable upon demand on each reset date.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended April 30, 2020, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 10/31/19 (000)	Net Activity (000)	Shares Held at 04/30/20 (000)	Value at 04/30/20	Income	Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds: MuniCash	60	(54)	6	$5,682	$22,809	$37	$—

(a)	Includes realized capital gain distributions from an affiliated fund, if any.

Fair Value Measurements

Various inputs are used in determining the fair value offinancial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Municipal Debt Obligations	$—	$184,746,075	$—	$184,746,075
Money Market Funds	5,682	—	—	5,682

	$5,682	$184,746,075	$—	$184,751,757

See notes to financial statements.

18	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) April 30, 2020	iShares® Ultra Short-Term Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Asset-Backed Securities
CarMax Auto Owner Trust 1.87%, 04/17/23	$3,150	$3,168,117
Series 2019-1, Class A2A, 3.02%, 07/15/22	1,455	1,461,236
CNH Equipment Trust, Series 2019-A, Class A2, 2.96%, 05/16/22	1,870	1,879,308
Toyota Auto Receivables Owner Trust, Class A2, 2.77%, 08/16/21	654	655,079

Total Asset-Backed Securities — 0.3% (Cost: $7,127,928)		7,163,740

Certificates of Deposit
ABN AMRO Bank NV, 1.85%, 05/11/20	13,000	13,005,434
Banco Santander SA/New York
1.89%, 02/11/21, (3 mo. LIBOR US + 0.160%)(a)	4,500	4,490,009
1.95%, 01/29/21, (3 mo. LIBOR US + 0.140%)(a)	6,000	5,987,448
Bank of Montreal, 1.25%, 01/11/21	15,000	15,075,303
Bank of Montreal/Chicago IL, 1.93%, 02/12/21, (3 mo. LIBOR US + 0.100%)(a)	7,700	7,691,116
Bank of Nova Scotia/Houston, 0.49%, 10/23/20,
(FEDL01 + 0.450%)(a)	8,000	7,992,462
Barclays Bank PLC 1.25%, 03/03/21	7,000	6,996,302
1.31%, 08/10/20(a)	2,000	1,999,924
1.80%, 10/08/20, (3 mo. LIBOR US + 0.450%)(a)	5,000	5,002,143
2.01%, 12/08/20	9,000	9,042,529
Bayerische Landesbank/New York 1.07%, 01/28/21, (3 mo. LIBOR US + 0.180%)(a)	13,800	13,772,706
2.22%, 02/03/22, (3 mo. LIBOR US + 0.470%)(a)	20,000	19,747,747
BNP Paribas SA/New York NY, 2.01%, 02/01/21(a)	17,000	16,980,893
Canadian Imperial Bank of Commerce 1.23%, 01/04/21, (1 mo. LIBOR US + 0.250%)(a)	10,000	9,997,041
2.16%, 05/02/20(a)(b)	2,000	2,000,000
Credit Agricole Corporate and Investment Bank/New York 1.43%, 07/15/21, (3 mo. LIBOR US + 0.210%)(a)	7,000	6,950,919
1.48%, 09/09/21, (3 mo. LIBOR US + 0.480%)(a)	6,000	6,000,009
1.58%, 01/11/21, (3 mo. LIBOR US + 0.270%)(a)	3,000	2,998,339
1.60%, 09/24/20, (3 mo. LIBOR US + 0.400%)(a)	1,800	1,800,348
1.78%, 07/13/20, (3 mo. LIBOR US + 0.470%)(a)	6,000	6,002,557
1.91%, 01/14/21, (3 mo. LIBOR US + 0.600%)(a)	3,145	3,150,436
1.97%, 08/25/20(a)	5,000	4,999,844
1.98%, 11/15/21, (SOFRRATE + 0.400%)(a)	6,500	6,317,667
2.12%, 05/11/20, (3 mo. LIBOR US + 0.385%)(a)	2,000	2,000,157
Credit Industriel Et Commercial, 1.94%, 01/08/21(c)	8,000	7,952,939
Credit Industriel ET Commercial, NY, 0.90%, 01/21/21	8,000	8,014,522
Credit Suisse AG/New York NY 0.38%, 05/22/20, (SOFRRATE + 0.370%)(a)	5,000	5,000,452
0.46%, 09/25/20, (SOFRRATE + 0.450%)(a)	7,000	6,990,751
1.48%, 12/11/20, (3 mo. LIBOR US + 0.160%)(a)	3,000	2,999,272
1.60%, 12/30/20, (3 mo. LIBOR US + 0.230%)(a)	5,000	5,000,982
1.97%, 11/20/20	3,000	3,024,175
2.70%, 05/01/20	4,000	4,000,288
DNB Bank ASA/New York, 1.36%, 07/19/21, (3 mo. LIBOR US + 0.220%)(a)	13,000	12,932,733
DZ Bank AG Deutsche Zentral-Genossenschaftsbank/New York, 1.89%, 02/17/22, (3 mo. LIBOR US + 0.200%)(a)	20,000	19,647,994
Goldman Sachs Bank USA/New York NY 1.98%, 02/26/21, (SOFRRATE + 0.430%)(a)	4,000	3,989,570
2.73%, 06/29/20, (SOFRRATE + 0.250%)(a)	2,750	2,745,985

Security	Par (000)	Value
HSBC Bank USA N.A., 1.86%, 02/04/21,
(3 mo. LIBOR US +0.110%)(a)	$9,000	$8,980,374
Kookmin Bank/New York, 2.17%, 02/17/21,
(3 mo. LIBOR US + 0.370%)(a)	30,000	29,981,080
Lloyds Bank Corporate Markets PLC, 1.35%, 10/15/20	5,000	5,011,237
Lloyds Bank Corporate Markets PLC/New York NY 1.51%, 04/26/21(a)	7,000	6,991,141
1.69%, 07/19/21(a)	4,000	3,983,182
1.70%, 09/24/20, (3 mo. LIBOR US + 0.500%)(a)	2,800	2,800,001
1.93%, 01/06/21	3,500	3,522,437
2.03%, 12/18/20	5,500	5,536,829
Morgan Stanley Bank N.A. 0.59%, 02/19/21(a)(b)	4,400	4,393,062
2.15%, 08/25/21(a)(b)	15,000	15,044,660
MUFG Bank Ltd. 1.49%, 01/25/21, (3 mo. LIBOR US + 0.500%)(a)	2,000	2,002,190
1.68%, 07/16/21, (3 mo. LIBOR US + 0.500%)(a)	3,000	2,989,279
1.96%, 10/15/20	8,000	8,050,419
1.98%, 10/15/20	6,000	6,038,352
2.02%, 08/26/20	4,000	4,019,045
2.06%, 08/18/20	5,500	5,525,335
Natixis SA/New York NY 0.31%, 06/05/20, (SOFRRATE + 0.300%)(a)	3,000	2,999,628
1.43%, 07/23/20(a)	4,000	3,999,397
1.93%, 11/12/20	6,000	6,043,527
Nordea Bank Abp/New York NY 1.12%, 01/28/22(a)	10,000	9,868,359
1.60%, 07/10/20, (3 mo. LIBOR US + 0.290%)(a)	4,000	3,999,998
1.65%, 01/07/22, (3 mo. LIBOR US + 0.260%)(a)	6,500	6,420,490
2.00%, 08/10/20, (3 mo. LIBOR US + 0.270%)(a)	1,000	999,918
2.03%, 02/05/21, (3 mo. LIBOR US + 0.290%)(a)	9,848	9,839,884
Royal Bank of Canada/New York NY, 1.49%, 04/23/21, (3 mo. LIBOR US + 0.450%)(a)	8,000	8,003,863
Skandinaviska Enskilda Banken AB/New York NY 1.60%, 10/02/20, (3 mo. LIBOR US + 0.150%)(a)	5,000	4,999,998
1.93%, 10/16/20.	6,000	6,040,265
Standard Chartered Bank, 1.99%, 05/01/20	15,000	15,000,790
Standard Chartered Bank/New York, 1.16%, 06/08/20,
(1 mo. LIBOR US + 0.300%)(a)	6,500	6,501,013
Sumitomo Mitsui Banking Corp./New York 1.30%, 06/18/20, (3 mo. LIBOR US + 0.410%)(a)	8,200	8,202,141
1.34%, 09/10/21, (3 mo. LIBOR US + 0.440%)(a)	5,000	4,963,914
1.44%, 07/24/20, (3 mo. LIBOR US + 0.420%)(a)	2,000	2,000,763
1.66%, 07/12/21, (3 mo. LIBOR US + 0.350%)(a)	5,000	4,973,383
1.69%, 10/12/21, (3 mo. LIBOR US + 0.380%)(a)	3,000	3,000,001
1.73%, 04/06/21, (3 mo. LIBOR US + 0.355%)(a)	6,476	6,464,390
2.04%, 11/12/21, (3 mo. LIBOR US + 0.350%)(a)	5,000	4,940,020
2.09%, 11/05/21, (3 mo. LIBOR US + 0.350%)(a)	8,500	8,399,321
2.10%, 02/12/21(a)	14,474	14,467,325
Sumitomo Mitsui Trust Bank Ltd./ New York, 0.90%, 07/21/20	10,000	10,012,448
Sumitomo Mitsui Trust Bank Ltd./New York, 1.89%, 05/18/20(a)	6,000	6,000,005
Svenska Handelsbanken/New York NY 1.23%, 01/04/21, (1 mo. LIBOR US + 0.250%)(a)	10,000	9,985,323
1.60%, 10/02/20, (3 mo. LIBOR US + 0.150%)(a)	10,000	9,999,996
1.63%, 01/06/22, (3 mo. LIBOR US + 0.260%)(a)	7,000	6,914,514
Toronto-Dominion Bank/NY 1.13%, 04/14/21.	10,000	10,045,049
1.42%, 04/26/21, (3 mo. LIBOR US + 0.400%)(a)	5,000	4,999,999
UBS AG/Stamford CT, 1.38%, 04/16/21	10,000	10,005,997

SCHEDULES OF INVESTMENTS	19

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® Ultra Short-Term Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Westpac Banking Corp./NY, 1.15%, 12/09/20, (3 mo. LIBOR US + 0.150%)(a)	$12,000	$11,996,406

Total Certificates of Deposit — 22.4% (Cost: $600,226,463)		599,257,744

Commercial Paper
ABB Treasury Center USA Inc., 1.71%, 05/22/20(c)	11,000	10,994,568
Airbus Group Finance BV, 1.22%, 05/22/20(c)	20,000	19,997,971
Albion Capital Corp., 1.35%, 07/09/20(c)	7,000	6,995,467
American Electric Power Co. Inc.
1.86%, 05/28/20(c)	10,000	9,989,399
1.86%, 05/29/20(c)	7,000	6,992,066
AstraZeneca PLC, 2.11%, 07/16/20(c)	10,000	9,967,639
AT&T Inc., 1.51%, 08/04/20(c)	6,730	6,703,331
Banco Santander SA, 1.98%, 06/26/20(c)	6,000	5,997,150
Barclays Bank PLC, 1.85%, 01/28/21(c)	15,000	14,887,387
Barton Capital Corp., 1.37%, 07/02/20(c)	24,000	23,979,756
Bedford Row Funding Corp., 1.16%, 04/12/21(c)	10,000	9,920,961
BP Capital Markets PLC, 1.77%, 08/05/20(c)	20,000	19,971,493
BPCE SA
1.06%, 12/01/20(c)	8,000	7,972,958
2.04%, 12/23/20(c)	8,000	7,968,242
British Aerospace Pub Ltd. Co.
1.61%, 06/11/20(c)	17,100	17,072,669
1.61%, 06/17/20(c)	11,000	10,979,173
Cancara Asset Securitisation LLC, 1.97%, 06/03/20(c)	3,000	2,999,130
Cargill Inc., 1.26%, 10/13/20(c)	20,000	19,944,667
Coca-Cola Co.
1.21%, 09/24/20(c)	3,000	2,996,447
1.63%, 02/11/21(c)	5,000	4,982,063
Compass Group PLC, 1.81%, 07/31/20(c)	13,900	13,885,436
Duke Energy Corp.
1.05%, 06/24/20(c)	12,000	11,974,187
1.20%, 06/17/20(c)	5,000	4,990,533
1.76%, 05/08/20(c)	12,000	11,997,867
Eaton Capital Unlimited Co., 0.60%, 05/01/20(c)	10,500	10,499,812
Electricite de France SA, 1.76%, 05/08/20(c)	12,000	11,997,867
Enbridge Inc.
1.81%, 05/26/20(c)	6,400	6,394,097
1.82%, 05/20/20(c)	8,000	7,995,480
General Dynamics Corp., 2.03%, 07/13/20(c)	16,000	15,958,988
GlaxoSmithKline LLC, 1.00%, 09/01/20(c)	9,850	9,818,006
HSBC Bank PLC 0.69%, 12/30/20, (1 mo. LIBOR US + 0.290%)(a)(d)	5,000	4,993,269
1.45%, 10/13/20, (3 mo. LIBOR US + 0.230%)(a)(d)	10,000	9,999,110
Hyundai Capital America 1.83%, 06/18/20(c)	3,800	3,792,666
1.83%, 06/19/20(c)	4,500	4,491,144
2.22%, 06/09/20(c)	13,000	12,979,301
ING U.S. Funding LLC 0.89%, 09/14/20, (3 mo. LIBOR US + 0.150%)(a)	5,000	4,996,313
1.37%, 09/23/20, (3 mo. LIBOR US + 0.170%)(a)(d)	10,000	9,993,019
Macquarie Bank Ltd., 1.76%, 02/16/21, (3 mo. LIBOR US + 0.070%)(a)(d)	10,000	9,974,093
National Australia Bank Ltd., 1.12%, 12/09/20, (3 mo. LIBOR US + 0.120%)(a)(d)	12,000	11,994,254
National Grid PLC, 1.76%, 05/27/20(c)	10,000	9,990,100

Security	Par (000)	Value
Nissan Motor Acceptance Corp. 1.51%, 07/01/20(c)	$6,950	$6,914,846
2.98%, 06/12/20(c)	7,000	6,975,184
Nutrien Ltd. 1.17%, 05/04/20(c)	11,000	10,998,961
1.23%, 05/12/20(c)	6,000	5,998,300
1.63%, 05/26/20(c)	4,000	3,996,311
2.03%, 05/13/20(c)	4,000	3,998,772
Oversea-Chinese Banking Corp. Ltd. 1.74%, 08/26/20, (3 mo. LIBOR US + 0.090%)(a)(d)	5,000	4,996,740
1.87%, 08/04/20.	12,000	12,041,692
1.94%, 10/19/20(c)	8,000	7,961,396
Reckitt Benckiser Treasury Services PLC, 2.14%, 05/29/20(c)	3,000	2,999,174
Salisbury Receivables Co. LLC, 0.31%, 02/19/21, (SOFRRATE + 0.300%)(a)(d)	9,000	8,967,806
Shell International Finance BV, 1.97%, 06/26/20(c)	6,500	6,488,885
Societe Generale SA, 1.10%,08/20/20, (1 mo. LIBOR US + 0.380%)(a)(d)	10,000	10,006,838
Starbird Funding Corp., 1.10%, 08/14/20(c)	5,000	4,992,330
Starbucks Corp., 1.91%, 06/16/20(c)	7,000	6,987,206
Suncor Energy Inc. 1.37%, 06/03/20(c)	6,000	5,991,823
1.80%, 05/27/20(c)	5,250	5,244,802
1.81%, 05/07/20(c)	9,500	9,498,522
1.81%, 05/11/20(c)	3,200	3,199,218
1.81%, 05/26/20(c)	10,000	9,990,777
1.84%, 08/18/20(c)	8,750	8,699,656
1.85%, 05/04/20(c)	4,000	3,999,644
Suncorp Group Ltd. 1.92%, 05/11/20(c)	9,000	8,998,790
1.92%, 06/09/20(c)	7,000	6,996,399
1.94%, 05/26/20(c)	2,000	1,999,425
Svenska Handelsbanken AB, 1.94%, 10/16/20(c)	4,000	3,990,517
Telstra Corp. Ltd. 0.82%, 09/28/20(c)	9,750	9,716,687
1.28%, 12/21/20(c)	8,140	8,094,250
TransCanada PipeLines Ltd 1.15%, 05/01/20(c)	23,000	22,999,489
1.32%, 05/06/20(c)	11,000	10,998,533
1.85%, 05/05/20(c)	36,000	35,996,000
UBS AG/London, 1.51%, 07/10/20 (Call 06/01/21), (3 mo. LIBOR US + 0.200%)(a)(d)	5,000	5,000,462
Verizon Communications Inc. 1.41%, 06/23/20(c)	9,000	8,980,965
1.75%, 05/07/20(c)	10,000	9,998,833
2.01%, 06/08/20(c)	5,665	5,656,193
Versailles CDS LLC, 1.16%, 08/19/20(c)	10,000	9,981,346
VW CR Inc. 1.85%, 08/14/20(c)	6,700	6,662,971
1.89%, 08/10/20(c)	10,000	9,947,017
VW Credit Inc., 2.04%, 01/29/21(c)	12,900	12,713,452
Walt Disney Co. (The), 1.86%, 09/09/20(c)	8,750	8,711,500

Total Commercial Paper — 28.0% (Cost: $747,625,391)		748,419,791

Corporate Bonds & Notes

Aerospace & Defense — 0.7%
General Dynamics Corp., 2.88%, 05/11/20	2,000	2,000,904
Lockheed Martin Corp., 2.50%, 11/23/20 (Call 10/23/20)	12,000	12,070,920

20	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® Ultra Short-Term Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Aerospace & Defense (continued)
Raytheon Co., 3.13%, 10/15/20	$4,600	$4,647,086

		18,718,910

Auto Manufacturers — 4.2%
American Honda Finance Corp. 1.00%, 06/16/20, (3 mo. LIBORUS + 0.260%)(a)	4,000	3,997,742
1.12%, 06/11/21, (3 mo. LIBOR US + 0.350%)(a)	4,120	4,081,556
1.92%, 02/12/21, (3 mo. LIBOR US + 0.210%)(a)	1,000	991,885
2.20%, 06/27/22	10,100	10,139,438
BMW U.S. Capital LLC 1.72%, 04/12/21, (3 mo. LIBOR US + 0.410%)(a)(d)	2,000	1,965,857
1.85%, 09/15/21 (Call 08/15/21)(d)	10,000	9,969,163
2.21%, 08/13/21, (3 mo. LIBOR US + 0.500%)(a)(d)	5,000	4,873,447
3.25%, 08/14/20(d)	1,850	1,851,125
Daimler Finance North America LLC 2.13%, 02/22/21, (3 mo. LIBOR US + 0.450%)(a)(d)	3,000	2,929,560
2.30%, 02/12/21(d)	1,535	1,520,217
3.10%, 05/04/20(d)	9,325	9,325,000
3.40%, 02/22/22(d)	5,000	5,003,944
Harley-Davidson Financial Services Inc., 2.20%, 05/21/20, (3 mo. LIBOR US + 0.500%)(a)(d)	2,000	1,999,916
Hyundai Capital America 1.60%, 03/12/21, (3 mo. LIBOR US + 0.820%)(a)(d)	1,000	975,843
2.38%, 02/10/23(d)	7,560	7,295,400
2.85%,11/01/22(d)	3,440	3,377,650
3.00%,10/30/20(d)	6,794	6,757,907
3.45%, 03/12/21(d)	2,200	2,195,875
Nissan Motor Acceptance Corp., 1.76%, 09/28/20, (3 mo. LIBOR US + 0.390%)(a)(d)	750	733,558
PACCAR Financial Corp. 1.99%, 05/10/21, (3 mo. LIBOR US + 0.260%)(a)	680	675,722
2.05%, 11/13/20	580	583,639
3.10%, 05/10/21	915	936,076
Toyota Motor Credit Corp. 1.83%, 08/13/21, (3 mo. LIBOR US + 0.125%)(a)	15,345	15,142,802
3.05%, 01/08/21	2,435	2,462,432
Volkswagen Group of America Finance LLC 2.06%, 09/24/21, (3 mo. LIBOR US + 0.860%)(a)(d)	3,870	3,759,554
2.50%, 09/24/21(d)	430	428,727
3.88%, 11/13/20(d)	7,000	7,011,372

		110,985,407

Auto Parts & Equipment — 0.0%
Toyota Industries Corp., 3.11%, 03/12/22 (Call 02/12/22)(d)	1,000	1,018,320

Banks — 27.3%
ABN AMRO Bank NV 2.21%, 08/27/21, (3 mo. LIBOR US + 0.570%)(a)(d)	3,000	2,983,764
2.45%, 06/04/20(d)	5,000	5,004,400
2.65%, 01/19/21(d)	14,955	15,090,791
3.40%, 08/27/21(d)	4,060	4,169,219
ANZ New Zealand Int’l Ltd./London 1.90%, 07/28/21, (3 mo. LIBOR US + 1.010%)(a)(d)	4,000	3,984,800
2.13%, 07/28/21(d)	2,619	2,648,700
2.20%, 07/17/20(d)	1,351	1,354,246
Australia & New Zealand Banking Group Ltd. 2.05%, 11/09/20, (3 mo. LIBOR US + 0.320%)(a)(d)	1,000	998,338
4.88%, 01/12/21(d)	4,000	4,109,564
Australia & New Zealand Banking Group Ltd./New York NY, 2.25%, 11/09/20	4,500	4,532,313
Bank of America Corp. 2.33%, 10/01/21 (Call 10/01/20)(b)	7,287	7,297,262

Security	Par (000)	Value

Banks (continued)
2.63%, 10/19/20	$6,000	$6,040,840
5.63%, 07/01/20.	1,450	1,460,911
5.88%, 01/05/21.	3,000	3,094,426
Bank of America N.A. 0.57%, 06/21/21 (Call 06/21/20),
(SOFRRATE + 0.550%)(a)	7,000	6,877,313
2.03%, 05/24/21 (Call 04/24/21),
(3 mo. LIBOR US + 0.350%)(a)	5,000	4,970,004
Bank of Montreal, Series D, 3.10%, 04/13/21	2,020	2,062,110
Bank of New York Mellon (The), 1.53%, 06/04/21 (Call 06/04/20), (3 mo. LIBOR US + 0.280%)(a)	12,000	11,934,235
Bank of Nova Scotia (The) 1.58%, 04/20/21, (3 mo. LIBOR US + 0.440%)(a)	2,000	1,995,342
1.64%, 01/08/21, (3 mo. LIBORUS + 0.290%)(a)	1,000	996,497
2.35%, 10/21/20	6,000	6,049,301
3.13%, 04/20/21	6,021	6,148,923
Banque Federative du Credit Mutuel SA 1.96%, 07/21/21(d)	7,000	7,076,721
2.20%, 07/20/20(d)	14,385	14,427,853
2.75%, 10/15/20(d)	3,000	3,023,432
BNP Paribas SA 2.38%, 05/21/20.	4,900	4,903,155
5.00%,01/15/21	18,500	19,017,838
BNZ International Funding Ltd./London, 2.90%,02/21/22(d) .	3,700	3,780,084
BPCE SA 0.90%, 02/17/22, (SOFRRATE + 0.440%)(a)(d)	7,300	7,131,892
2.65%, 02/03/21	1,200	1,209,324
2.75%, 12/02/21	11,945	12,160,010
3.15%, 07/31/20(d)	3,000	3,014,015
Canadian Imperial Bank of Commerce, 2.70%, 02/02/21	1,680	1,701,053
Capital One N.A. 2.15%, 09/06/22 (Call 05/06/22)	4,550	4,534,352
2.95%, 07/23/21 (Call 06/23/21)	4,500	4,541,220
Citibank N.A. 1.61%, 07/23/21 (Call 06/23/21),
(3 mo. LIBOR US + 0.570%)(a)	2,000	1,988,350
2.06%,02/12/21 (Call 01/12/21),
(3 mo. LIBOR US + 0.350%)(a)	1,000	996,865
2.10%, 06/12/20 (Call 05/12/20)	3,000	3,000,644
2.85%, 02/12/21 (Call 01/12/21)	6,300	6,384,509
3.05%, 05/01/20	3,000	3,000,000
3.17%, 02/19/22 (Call 02/19/21)(b)	2,000	2,025,076
Citigroup Inc. 1.55%,11/04/22 (Call 11/04/21),
(SOFRRATE + 0.870%)(a)	5,000	4,845,582
2.31%, 11/04/22 (Call 11/04/21)(b)	5,000	5,044,544
2.75%, 04/25/22 (Call 03/25/22)	5,000	5,119,477
Citizens Bank N.A./Providence RI, 2.20%, 05/26/20	5,815	5,817,491
Commonwealth Bank of Australia, 2.20%, 11/09/20(d)	4,000	4,020,758
Commonwealth Bank of Australia/New York NY, 2.55%, 03/15/21	11,575	11,747,264
Cooperatieve Rabobank UA, 3.88%, 02/08/22	1,925	2,005,100
Cooperatieve Rabobank UA/NY 1.42%, 04/26/21, (3 mo. LIBOR US + 0.430%)(a)	1,000	1,000,120
2.50%, 01/19/21	4,080	4,126,150
Credit Agricole SA/London, 2.61%, 07/01/21, (3 mo. LIBORUS + 1.180%)(a)(d)	4,000	4,000,815
Credit Suisse AG/New York NY 1.20%, 02/04/22, (SOFRRATE + 0.450%)(a)	16,000	15,558,828
2.10%, 11/12/21	6,855	6,927,520

SCHEDULES OF INVESTMENTS	21

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® Ultra Short-Term Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
4.38%, 08/05/20	$5,020	$5,060,181
DBS Group Holdings Ltd., 2.85%, 04/16/22(d)	3,267	3,328,256
DNB Bank ASA 2.15%, 12/02/22(d)	6,000	6,128,600
2.20%,12/02/22, (3 mo. LIBOR US + 0.620%)(a)(d)	5,000	4,914,853
2.38%, 06/02/21(d)	4,450	4,503,547
Fifth Third Bank/Cincinnati OH 1.01%, 10/30/20 (Call 09/30/20), (3 mo. LIBOR US + 0.250%)(a)	1,000	996,830
1.80%, 01/30/23 (Call 12/30/22)	4,560	4,598,809
Goldman Sachs Bank USA/New York NY 1.00%, 05/24/21 (Call 05/24/20), (SOFRRATE + 0.600%)(a)	4,915	4,878,506
3.20%, 06/05/20	445	445,842
Goldman Sachs Group Inc. (The) 2.60%, 12/27/20 (Call 06/27/20)	21,300	21,342,874
2.88%, 02/25/21 (Call 01/25/21)	10,000	10,100,263
HSBC Holdings PLC 1.43%, 09/11/21 (Call 09/11/20),
(3 mo. LIBOR US + 0.650%)(a)	4,000	3,969,912
2.29%, 05/18/21 (Call 05/18/20),
(3 mo. LIBOR US + 0.600%)(a)	7,563	7,562,512
3.40%, 03/08/21	5,000	5,087,699
ING Bank NV, 2.05%, 08/15/21(d)	5,865	5,881,619
KeyBank N.A./Cleveland OH, 3.30%, 02/01/22	2,115	2,182,204
Korea Development Bank (The), 2.04%, 02/18/23,
(3 mo. LIBOR US + 0.350%)(a)	16,455	16,124,118
Lloyds Bank PLC 2.70%, 08/17/20	7,829	7,865,614
3.30%, 05/07/21	3,000	3,062,564
6.38%, 01/21/21	3,500	3,619,643
Macquarie Bank Ltd. 2.10%,10/17/22(d)	8,400	8,480,147
2.13%, 11/24/21, (3 mo. LIBOR US + 0.450%)(a)(d)	26,000	25,692,008
Mitsubishi UFJ Trust & Banking Corp., 2.65%, 10/19/20(d)	8,500	8,553,743
Mizuho Bank Ltd., 2.70%, 10/20/20(d)	3,700	3,729,577
Morgan Stanley 0.73%, 01/20/23 (Call 01/20/22),
(SOFRRATE + 0.700%)(a)	10,000	9,642,145
0.94%, 06/10/22 (Call 06/10/21),
(SOFRRATE + 0.830%)(a)	5,000	4,895,211
2.50%, 04/21/21	3,000	3,036,697
2.51%, 04/21/21, (3 mo. LIBOR US + 1.400%)(a)	2,000	2,006,915
2.80%, 06/16/20	5,000	5,009,100
MUFG Bank Ltd. 2.75%, 09/14/20(d)	3,000	3,019,705
2.85%, 09/08/21(d)	1,400	1,421,384
MUFG Union Bank N.A., 3.15%, 04/01/22 (Call 03/01/22)	4,000	4,117,573
National Australia Bank Ltd., 1.66%, 01/12/21, (3 mo. LIBOR US + 0.350%)(a)(d)	2,000	1,996,560
National Australia Bank Ltd./New York 1.88%, 07/12/21	5,000	5,048,032
1.88%, 12/13/22	4,460	4,524,338
2.13%, 05/22/20	5,000	5,003,242
2.50%, 01/12/21	1,000	1,007,960
2.63%, 07/23/20	3,000	3,011,742
3.70%, 11/04/21	3,035	3,133,880
National Bank of Canada, 2.20%, 11/02/20 (Call 10/02/20)	2,000	2,012,521
Nordea Bank Abp 2.08%, 05/29/20, (3 mo. LIBOR US + 0.470%)(a)(d)	2,000	2,001,889

Security	Par (000)	Value

Banks (continued)
2.13%, 05/29/20(d)	$8,350	$8,359,352
2.25%, 05/27/21(d)	4,000	4,057,547
2.50%, 09/17/20(d)	4,000	4,018,780
Royal Bank of Canada 1.40%, 07/22/20, (3 mo. LIBOR US + 0.300%)(a)	2,000	1,997,389
3.20%, 04/30/21	5,000	5,114,843
Santander UK PLC 2.06%, 11/03/20, (3 mo. LIBORUS + 0.300%)(a)	500	498,659
2.10%, 01/13/23	2,670	2,688,354
2.13%, 11/03/20	19,579	19,639,279
3.40%, 06/01/21	4,000	4,074,400
Skandinaviska Enskilda Banken AB 1.43%, 12/12/22, (3 mo. LIBOR US + 0.645%)(a)(d)	3,000	2,961,066
2.12%, 05/17/21, (3 mo. LIBOR US + 0.430%)(a)(d)	4,000	3,984,189
2.20%, 12/12/22(d)	2,845	2,899,066
2.30%, 12/01/20, (3 mo. LIBOR US + 0.720%)(a)(d)	5,000	4,994,825
2.45%, 05/27/20(d)	3,000	3,001,740
2.63%, 03/15/21	6,000	6,088,685
3.05%, 03/25/22(d)	3,000	3,080,712
Societe Generale SA 2.50%, 04/08/21(d)	5,460	5,500,677
2.63%, 09/16/20(d)	2,000	2,008,723
5.20%, 04/15/21(d)	3,571	3,704,755
Sumitomo Mitsui Banking Corp., 3.95%, 01/12/22(d)	2,000	2,074,735
Suncorp-Metway Ltd. 1.64%, 10/19/20, (3 mo. LIBORUS + 0.500%)(a)(d)	7,000	6,967,565
2.38%, 11/09/20(d)	1,250	1,255,668
2.80%, 05/04/22(d)	895	917,020
Svenska Handelsbanken AB 1.36%, 09/08/20, (3 mo. LIBOR US + 0.360%)(a)	745	744,679
2.40%, 10/01/20	3,000	3,022,879
Toronto-Dominion Bank (The), 3.00%, 06/11/20	1,000	1,002,501
Truist Bank 1.25%, 03/09/23 (Call 02/09/23)	15,000	14,968,971
2.25%, 06/01/20 (Call 05/01/20)	7,600	7,600,000
3.53%, 10/26/21 (Call 10/26/20)(b)	5,000	5,053,114
Truist Financial Corp., 2.15%, 02/01/21 (Call 01/01/21)	6,172	6,219,051
UBS AG/London 1.75%, 04/21/22 (Call 03/21/22)(d)	6,085	6,110,692
2.20%, 06/08/20 (Call 05/08/20)(d)	2,300	2,302,227
2.45%, 12/01/20 (Call 11/01/20)(d)	14,200	14,281,652
UBS AG/Stamford CT, 4.88%, 08/04/20	1,000	1,009,669
United Overseas Bank Ltd., 1.52%, 04/23/21, (3 mo. LIBOR US + 0.480%)(a)(d)	2,000	1,994,891
Wells Fargo &Co. 2.50%, 03/04/21	2,200	2,223,797
2.59%, 03/04/21, (3 mo. LIBOR US + 1.340%)(a)	5,000	5,013,756
2.60%, 07/22/20	1,000	1,003,475
Wells Fargo Bank N.A. 1.53%, 01/15/21, (3 mo. LIBOR US + 0.310%)(a)	2,000	1,996,020
1.54%, 07/23/21 (Call 07/23/20), (3 mo. LIBOR US + 0.500%)(a)	5,000	4,975,144
1.61%, 10/22/21 (Call 09/21/21), (3 mo. LIBOR US + 0.510%)(a)	2,000	1,987,940
1.66%, 09/09/22 (Call 09/09/21), (3 mo. LIBOR US + 0.660%)(a)	15,000	14,860,314
2.08%, 05/21/21 (Call 05/21/20), (3 mo. LIBOR US + 0.380%)(a)	5,000	4,972,512
3.33%, 07/23/21 (Call 07/23/20)(b)	2,000	2,006,171

22	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® Ultra Short-Term Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
Westpac Banking Corp. 2.00%, 08/19/21	$5,000	$5,051,548
2.00%, 01/13/23	2,375	2,426,801
2.60%, 11/23/20	11,160	11,270,510

		728,918,499

Beverages — 0.1%
PepsiCo Inc., 0.75%, 05/01/23	1,615	1,612,020

Chemicals — 0.1%
Air Liquide Finance SA, 1.75%, 09/27/21 (Call 08/27/21)(d)	3,000	3,018,695

Computers — 0.5%
International Business Machines Corp., 2.11%, 05/13/21, (3 mo. LIBOR US + 0.400%)(a)	14,000	13,996,719

Diversified Financial Services — 1.1%
American Express Co., 3.00%, 02/22/21 (Call 01/22/21)	3,200	3,235,271
Capital One Bank USA N.A., 2.01%, 01/27/23 (Call 01/27/22)(b)	27,500	27,213,652

		30,448,923

Electric — 1.5%
Electricite de France SA, 2.35%, 10/13/20 (Call 09/13/20)(d).	12,100	12,127,962
NextEra Energy Capital Holdings Inc. 1.82%, 09/28/20, (3 mo. LIBOR US + 0.450%)(a)	9,000	8,980,995
2.23%, 05/04/21, (3 mo. LIBOR US + 0.480%)(a)	10,000	9,923,441
2.40%, 09/01/21	5,925	6,023,177
2.90%, 04/01/22	2,260	2,334,679
Series H, 3.34%, 09/01/20	1,795	1,806,569

		41,196,823

Health Care - Services — 0.2%
UnitedHealth Group Inc., 1.95%,10/15/20	5,000	5,000,115

Insurance — 2.0%
Jackson National Life Global Funding 0.63%,01/06/23, (SOFRRATE + 0.600%)(a)(d)	26,000	24,954,308
1.52%, 10/15/20, (3 mo. LIBOR US + 0.300%)(a)(d)	5,000	4,984,804
MassMutual Global Funding II, 2.00%, 04/15/21(d)	6,900	6,964,789
Metropolitan Life Global Funding I, 0.60%, 01/13/23, (SOFRRATE + 0.570%)(a)(d)	16,460	15,876,493

		52,780,394

Machinery —1.4%
Caterpillar Financial Services Corp. 0.97%,03/15/21, (3 mo. LIBOR US + 0.230%)(a)	1,000	996,522
1.30%, 03/08/21, (3 mo. LIBOR US + 0.300%)(a)	7,000	6,967,082
1.90%, 08/26/20, (3 mo. LIBOR US + 0.250%)(a)	9,000	8,999,673
1.91%,11/12/21, (3 mo. LIBOR US + 0.200%)(a)	7,000	6,897,854
2.90%, 03/15/21	1,500	1,525,106
Series I, 2.65%, 05/17/21	3,810	3,876,806
John Deere Capital Corp. 1.02%, 03/12/21, (3 mo. LIBOR US + 0.240%)(a)	1,000	994,912
1.49%,10/09/20, (3 mo. LIBOR US + 0.170%)(a)	3,000	2,990,909
1.73%, 07/10/20, (3 mo. LIBOR US + 0.420%)(a)	3,000	2,998,741

		36,247,605

Manufacturing —0.2%
3M Co., 3.00%, 09/14/21 (Call 08/14/21)	1,075	1,116,868
Siemens Financieringsmaatschappij NV, 2.15%,05/27/20(d).	3,000	3,002,437

		4,119,305

Media — 0.4%
Comcast Corp., 1.76%, 10/01/20,
(3 mo. LIBOR US + 0.330%)(a)	2,000	2,001,116

Security	Par (000)	Value

Media (continued)
NBCUniversal Enterprise Inc., 1.83%, 04/01/21, (3 mo. LIBOR US + 0.400%)(a)(d)	$5,000	$5,000,403
Walt Disney Co. (The), 1.83%, 09/01/21, (3 mo. LIBOR US + 0.250%)(a)	4,320	4,296,248

		11,297,767

Oil & Gas — 0.4%
BP Capital Markets PLC, 1.93%, 11/24/20, (3 mo. LIBOR US + 0.250%)(a)	10,000	9,921,618

Oil & Gas Services — 0.1%
Schlumberger Finance Canada Ltd., 2.65%, 11/20/22 (Call 10/20/22)(d)	2,500	2,466,929

Pharmaceuticals — 1.7%
AbbVie Inc. 2.05%, 05/21/21, (3 mo. LIBOR US + 0.350%)(a)(d)	9,000	8,951,573
2.15%,11/19/21(d)	13,000	13,166,984
Bristol-Myers Squibb Co., 2.88%, 08/15/20(d)	12,500	12,564,994
Pfizer Inc., 3.00%, 09/15/21	1,670	1,720,285
Sanofi, 4.00%, 03/29/21	8,000	8,226,642

		44,630,478

Pipelines — 0.6%
Enterprise Products Operating LLC 2.85%, 04/15/21 (Call 03/15/21)	5,716	5,720,845
3.50%, 02/01/22.	7,565	7,739,127
TransCanada PipeLines Ltd., 3.80%, 10/01/20	1,886	1,896,169

		15,356,141

Savings & Loans — 0.4%
Nationwide Building Society, 2.00%, 01/27/23(d)	10,890	10,958,894

Semiconductors — 0.4%
Lam Research Corp., 2.80%, 06/15/21 (Call 05/15/21)	9,905	10,093,329

Software — 0.1%
Adobe Inc., 1.70%, 02/01/23	4,010	4,112,905

Transportation — 0.5%
Ryder System Inc. 2.25%, 09/01/21 (Call 08/01/21)	4,186	4,164,534
2.50%, 05/11/20	5,500	5,499,518
2.88%, 06/01/22 (Call 05/01/22)	4,899	4,892,317

		14,556,369

Total Corporate Bonds & Notes — 43.9% (Cost: $1,173,130,123)		1,171,456,165

Municipal Debt Obligations

Michigan — 0.0%
Michigan Finance Authority RB, 2.03%, 12/01/20	450	451,408

Total Municipal Debt Obligations — 0.0% (Cost $450,000)		451,408

Repurchase Agreements
Bank of America Securities Inc., 0.74%, 05/01/20 (Purchased on 04/30/20 to be repurchased at $7,000,144, collateralized by non-agency mortgage-backed security, 3.00%, due 10/25/58, par and fair value of $11,311,522 and $8,400,000, respectively)(a)(e)	7,000	7,000,000

SCHEDULES OF INVESTMENTS	23

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® Ultra Short-Term Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Citigroup Global Markets Inc., 1.11%,05/01/20 (Purchased on 04/30/20 to be repurchased at $12,000,370, collateralized by non-agency mortgage-backed security, 4.00% to 6.81%, due 02/01/35 to 06/30/58, par and fair value of $11,902,992 and $12,600,000, respectively)(a)(e)	$12,000	$12,000,000
Credit Suisse Securities (USA) LLC, 1.31%,05/01/20 (Purchased on 04/30/20 to be repurchased at $10,000,364, collateralized by non-agency mortgage-backed security, 0.00% to 3.88%, due 04/30/22 to 01/25/46, par and fair value of $13,275,016 and $11,500,000, respectively) (a)(e)	10,000	10,000,000
JP Morgan Securities, 1.99%, 05/01/20 (Purchased on 04/30/20 to be repurchased at $15,000,829, collateralized by non-agency mortgage-backed security, 3.00% to 7.13%, due 06/15/21 to 10/15/39, par and fair value of $15,150,925 and $15,750,001, respectively)(a)(e)	15,000	15,000,000
Mizuho Securities USA Inc., 0.95%,05/01/20 (Purchased on 04/30/20 to be repurchased at $6,000,159, collateralized by U.S. Treasury obligations, 2.00% to 2.75%, due 04/30/23 to 06/30/24, par and fair value of $5,694,900 and $6,120,058, respectively) (a)(e)	6,000	6,000,000
Wells Fargo Securities, 1.65%,05/01/20 (Purchased on 04/30/20 to be repurchased at $15,000,688, collateralized by non-agency mortgage-backed security, 2.81% to 4.79%, due 05/10/39 to 11/15/62, par and fair value of $16,359,969 and $16,989,696, respectively)(a)(e)	15,000	15,000,000

Total Repurchase Agreements — 2.4% (Cost: $65,000,000)		65,000,000

Security	Shares (000)	Value

Money Market Funds
BlackRock Cash Funds: Treasury, SLAgency Shares, 0.18%(f)(g)	49,140	$49,140,000

Total Money Market Funds — 1.9% (Cost: $49,140,000)		49,140,000

Total Investments in Securities — 98.9% (Cost: $2,642,699,905)		2,640,888,848

Other Assets, Less Liabilities — 1.1%		30,172,862

Net Assets — 100.0%		$2,671,061,710

(a)	Variable or floating rate security. Rate shown is the rate in effect as of period-end.
(b)	Security is issued at a fixed coupon rate, which converts to a variable rate at a specified date.
(c)	Rates are discount rates or a range of discount rates at the time of purchase.
(d)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	Maturity date represents next reset date.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended April 30, 2020, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 10/31/19 (000)	Net Activity (000)	Shares Held at 04/30/20 (000)	Value at 04/30/20	Income	Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Treasury, SLAgency Shares	—	49,140	49,140	$49,140,000	$7,150,252	$—	$—

(a)	Includes realized capital gain distributions from an affiliated fund, if any.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

24	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® Ultra Short-Term Bond ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Asset-Backed Securities	$—	$7,163,740	$—	$7,163,740
Certificates of Deposit	—	599,257,744	—	599,257,744
Commercial Paper	—	748,419,791	—	748,419,791
Corporate Bonds & Notes	—	1,171,456,165	—	1,171,456,165
Municipal Debt Obligations	—	451,408	—	451,408
Repurchase Agreements	—	65,000,000	—	65,000,000
Money Market Funds	49,140,000	—	—	49,140,000

	$49,140,000	$2,591,748,848	$—	$2,640,888,848

See notes to financial statements.

SCHEDULES OF INVESTMENTS	25

Statements of Assets and Liabilities  (unaudited)

April 30, 2020

	iShares Short Maturity Bond ETF	iShares Short Maturity Municipal Bond ETF	iShares Ultra Short-Term Bond ETF

ASSETS
Investments in securities, at value (including securities on loan)(a) :
Unaffiliated(b)	$5,985,903,230	$184,746,075	$2,526,748,848
Affiliated(c)	576,093,150	5,682	49,140,000
Repurchase agreements, at value — Unaffiliated(d)	—	—	65,000,000
Cash	—	575	36,073,134
Foreign currency, at value(e)	352,073	—	—
Receivables:
Investments sold	—	18,002,803	—
Securities lending income — Affiliated	27,152	—	—
Capital shares sold	—	—	5,036,496
Dividends	179,378	21,032	2,150,681
Interest	27,664,477	1,645,778	6,666,912

Total assets	6,590,219,460	204,421,945	2,690,816,071

LIABILITIES
Bank overdraft	14,672,279	—	—
Collateral on securities loaned, at value	38,917,225	—	—
Payables:
Investments purchased	7,290,896	—	19,583,494
Capital shares redeemed	—	19,950,075	—
Investment advisory fees	1,324,059	42,969	170,867

Total liabilities	62,204,459	19,993,044	19,754,361

NET ASSETS	$6,528,015,001	$184,428,901	$2,671,061,710

NET ASSETS CONSIST OF:
Paid-in capital	$6,647,070,969	$185,162,830	$2,669,921,560
Accumulated earnings (loss)	(119,055,968)	(733,929)	1,140,150

NET ASSETS	$6,528,015,001	$184,428,901	$2,671,061,710

Shares outstanding	132,300,000	3,700,000	53,050,000

Net asset value	$49.34	$49.85	$50.35

Shares authorized	Unlimited	Unlimited	Unlimited

Par value	None	None	None

(a) Securities loaned, at value	$37,911,248	$—	$—
(b) Investments, at cost — Unaffiliated	$6,077,149,543	$185,628,712	$2,528,559,905
(c) Investments, at cost — Affiliated	$576,058,188	$5,682	$49,140,000
(d) Repurchase agreements, at cost — Unaffiliated	$—	$—	$65,000,000
(e) Foreign currency, at cost	$356,179	$—	$—

See notes to financial statements.

26	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations  (unaudited)

Six Months Ended April 30, 2020

	iShares Short Maturity Bond ETF	iShares Short Maturity Municipal Bond ETF	iShares Ultra Short-Term Bond ETF

INVESTMENT INCOME
Dividends — Affiliated	$2,241,188	$22,809	$7,150,252
Interest — Unaffiliated	79,195,565	1,837,568	21,711,267
Securities lending income — Affiliated — net	93,319	—	—

Total investment income	81,530,072	1,860,377	28,861,519

EXPENSES
Investment advisory fees	8,070,728	276,580	1,062,010

Total expenses	8,070,728	276,580	1,062,010

Net investment income	73,459,344	1,583,797	27,799,509

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	(35,554,822)	—	(1,241,502)
Investments — Affiliated	(19,514)	37	—
Forward foreign currency exchange contracts	(685,268)	—	—
Foreign currency transactions	(267,561)	—	—

Net realized gain (loss)	(36,527,165)	37	(1,241,502)

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	(108,350,406)	(1,394,027)	(6,875,328)
Investments — Affiliated	22,551	—	—
Foreign currency translations	(1,991)	—	—

Net change in unrealized appreciation (depreciation)	(108,329,846)	(1,394,027)	(6,875,328)

Net realized and unrealized loss	(144,857,011)	(1,393,990)	(8,116,830)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(71,397,667)	$189,807	$19,682,679

See notes to financial statements.

FINANCIAL STATEMENTS	27

Statements of Changes in Net Assets

	iShares Short Maturity Bond ETF		iShares Short Maturity Municipal Bond ETF
	Six Months Ended 04/30/20 (unaudited)	Year Ended 10/31/19	Six Months Ended 04/30/20 (unaudited)	Year Ended 10/31/19

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$73,459,344	$168,420,702	$1,583,797	$2,860,235
Net realized gain (loss)	(36,527,165)	834,614	37	(33,334)
Net change in unrealized appreciation (depreciation)	(108,329,846)	27,059,079	(1,394,027)	777,657

Net increase (decrease) in net assets resulting from operations	(71,397,667)	196,314,395	189,807	3,604,558

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(77,921,938)	(164,081,359)	(1,584,058)	(2,725,134)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	417,075,921	1,246,207,753	(24,709,324)	82,541,776

NET ASSETS
Total increase (decrease) in net assets	267,756,316	1,278,440,789	(26,103,575)	83,421,200
Beginning of period	6,260,258,685	4,981,817,896	210,532,476	127,111,276

End of period	$6,528,015,001	$6,260,258,685	$184,428,901	$210,532,476

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

28	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets  (continued)

	iShares Ultra Short-Term Bond ETF
	Six Months Ended 04/30/20 (unaudited)	Year Ended 10/31/19

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$27,799,509	$36,913,104
Net realized gain (loss)	(1,241,502)	44,667
Net change in unrealized appreciation (depreciation)	(6,875,328)	5,425,140

Net increase in net assets resulting from operations	19,682,679	42,382,911

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(27,411,579)	(34,253,107)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	483,399,462	1,585,467,333

NET ASSETS
Total increase in net assets	475,670,562	1,593,597,137
Beginning of period	2,195,391,148	601,794,011

End of period	$2,671,061,710	$2,195,391,148

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

FINANCIAL STATEMENTS	29

Financial Highlights

(For a share outstanding throughout each period)

	iShares Short Maturity Bond ETF
	Six Months Ended 04/30/20 (unaudited)		Year Ended 10/31/19		Year Ended 10/31/18	Year Ended 10/31/17	Year Ended 10/31/16	Year Ended 10/31/15

Net asset value, beginning of period	$50.36		$50.12		$50.25	$50.17	$50.04	$50.15

Net investment income(a)	0.56		1.37		1.11	0.74	0.50	0.44
Net realized and unrealized gain (loss)(b)	(0.98)		0.21		(0.23)	0.04	0.14	(0.13)

Net increase (decrease) from investment operations .	(0.42)		1.58		0.88	0.78	0.64	0.31

Distributions(c)
From net investment income	(0.60)		(1.34)		(1.01)	(0.70)	(0.51)	(0.42)

Total distributions	(0.60)		(1.34)		(1.01)	(0.70)	(0.51)	(0.42)

Net asset value, end of period	$49.34		$50.36		$50.12	$50.25	$50.17	$50.04

Total Return
Based on net asset value	(0.84	)%(d)	3.19%		1.78%	1.57%	1.28%	0.62%

Ratios to Average Net Assets
Total expenses	0.25	%(e)	0.25%		0.25%	0.25%	0.25%	0.25%

Net investment income	2.28	%(e)	2.73%		2.21%	1.47%	1.01%	0.87%

Supplemental Data
Net assets, end of period (000)	$6,528,015		$6,260,259		$4,981,818	$2,909,738	$2,021,893	$1,781,306

Portfolio turnover rate(f)	47	%(d)(g)	58	%(g)	48%	56%	79%	23%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate excludes in-kind transactions.
(g)	Portfolio turnover rate includes to-be-announced (TBA) transactions.

See notes to financial statements.

30	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares Short Maturity Municipal Bond ETF
	Six Months Ended 04/30/20 (unaudited)		Year Ended 10/31/19	Year Ended 10/31/18	Year Ended 10/31/17	Year Ended 10/31/16	Period From 03/03/15 to 10/31/15	(a)

Net asset value, beginning of period	$50.13		$49.85	$50.01	$50.02	$50.07	$50.00

Net investment income(b)	0.36		0.81	0.68	0.49	0.39	0.20
Net realized and unrealized gain (loss)(c)	(0.28)		0.26	(0.21)	(0.03)	(0.04)	0.04

Net increase from investment operations	0.08		1.07	0.47	0.46	0.35	0.24

Distributions(d)
From net investment income	(0.36)		(0.79)	(0.63)	(0.47)	(0.40)	(0.17)

Total distributions	(0.36)		(0.79)	(0.63)	(0.47)	(0.40)	(0.17)

Net asset value, end of period	$49.85		$50.13	$49.85	$50.01	$50.02	$50.07

Total Return
Based on net asset value	0.15	%(e)	2.16%	0.95%	0.93%	0.69%	0.48	%(e)

Ratios to Average Net Assets
Total expenses	0.25	%(f)	0.25%	0.25%	0.25%	0.25%	0.25	%(f)

Total expenses after fees waived	0.25	%(f)	0.25%	0.25%	0.25%	0.25%	0.25	%(f)

Net investment income	1.43	%(f)	1.63%	1.35%	0.99%	0.79%	0.59	%(f)

Supplemental Data
Net assets, end of period (000)	$184,429		$210,532	$127,111	$52,507	$35,012	$35,049

Portfolio turnover rate(g)	61	%(e)	170%	221%	163%	100%	184	%(e)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Not annualized.
(f)	Annualized.
(g)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	31

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares Ultra Short-Term Bond ETF
	Six Months Ended 04/30/20 (unaudited)		Year Ended 10/31/19	Year Ended 10/31/18	Year Ended 10/31/17	Year Ended 10/31/16	Year Ended 10/31/15

Net asset value, beginning of period	$50.41		$50.15	$50.12	$50.04	$49.97	$50.08

Net investment income(a)	0.52		1.38	1.16	0.71	0.47	0.24
Net realized and unrealized gain (loss)(b)	(0.05)		0.23	(0.16)	0.02	(0.02)	(0.07)

Net increase from investment operations	0.47		1.61	1.00	0.73	0.45	0.17

Distributions(c)
From net investment income	(0.53)		(1.35)	(0.97)	(0.65)	(0.38)	(0.24)
From net realized gain	—		—	—	—	—	(0.04)

Total distributions	(0.53)		(1.35)	(0.97)	(0.65)	(0.38)	(0.28)

Net asset value, end of period	$50.35		$50.41	$50.15	$50.12	$50.04	$49.97

Total Return
Based on net asset value	0.94	%(d)	3.25%	2.02%	1.47%	0.90%	0.32%

Ratios to Average Net Assets
Total expenses	0.08	%(e)	0.08%	0.08%	0.09%	0.18%	0.18%

Net investment income	2.09	%(e)	2.74%	2.33%	1.43%	0.93%	0.47%

Supplemental Data
Net assets, end of period (000)	$2,671,062		$2,195,391	$601,794	$187,932	$25,018	$12,493

Portfolio turnover rate(f)	25	%(d)	16%	32%	11%	139%	41%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

32	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (unaudited)

1.	ORGANIZATION

iShares U.S. ETF Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
Short Maturity Bond	Diversified
Short Maturity Municipal Bond	Diversified
Ultra Short-Term Bond	Diversified

2.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by each Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

Investment Transactions and Income Recognition: Investment transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Interest income, including amortization and accretion of premiums and discounts on debt securities, and payment-in-kind interest income, if any, are recognized daily on the accrual basis. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source.

Foreign Currency Translation: The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in non-U.S. currencies are translated to U.S. dollars using prevailing market rates as quoted by one or more data service providers. Purchases and sales of investments, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments. Such fluctuations are reflected by the Funds as a component of net realized and unrealized gain (loss) from investments for financial reporting purposes. Each Fund reports realized currency gain (loss) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.

Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its statement of operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of April 30, 2020, if any, are disclosed in the statement of assets and liabilities.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

Recent Accounting Standards: The Funds have adopted Financial Accounting Standards Board Accounting Standards Update 2017-08 to amend the amortization period for certain purchased callable debt securities held at a premium. Under the new standard, the Funds have changed the amortization period for the premium on certain purchased callable debt securities with non-contingent call features to the earliest call date. In accordance with the transition provisions of the standard, the Funds applied the amendments on a modified retrospective basis beginning with the fiscal period ended April 30, 2020. The adjusted cost basis of securities at October 31, 2019 are as follows:

iShares ETF
Short Maturity Bond	$ 6,128,214,860
Short Maturity Municipal Bond	208,434,085
Ultra Short-Term Bond	2,039,246,181

NOTES TO FINANCIAL STATEMENTS	33

Notes to Financial Statements  (unaudited) (continued)

This change in accounting policy has been made to comply with the newly issued accounting standard and had no impact on accumulated earnings (loss) or the net asset value of the Funds.

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. A fund determines the fair value of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with a policy approved by the Board as reflecting fair value. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Fixed-income investments are valued using the last available bid price or current market quotations provided by independent dealers or prices (including evaluated prices) supplied by approved independent third-party pricing services. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data, credit quality information, perceived market movements, news, and other relevant information and by other methods, which may include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; general market conditions; and/or other factors and assumptions.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.
•

Forward foreign currency exchange contracts are valued based on that day’s prevailing forward exchange rate for the underlying currencies. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available.

•	Repurchase agreements are valued at amortized cost, which approximates market value.

If events (e.g., a company announcement, market volatility or a natural disaster) occur that are expected to materially affect the value of an investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with policies approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and the cost approach. Valuation techniques used under these approaches take into consideration inputs that include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other inputs, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates.

When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets for identical assets or liabilities;
•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The fair value hierarchy for each Fund’s investments is included in its schedule of investments. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

34	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (unaudited) (continued)

4.	SECURITIES AND OTHER INVESTMENTS

TBA Commitments: A fund may purchase mortgage pass-through securities on a when-issued or to- be-announced (“TBA”) basis, with payment and delivery scheduled for a future date. The underlying mortgage pools to be delivered are not identified at the trade date. However, delivered securities must meet specified terms, including issuer, rate and mortgage terms. A fund could be exposed to possible risk if there are adverse market actions, expenses or delays in connection with the TBA transactions, or if the counterparty fails to complete the transaction.

TBA Roll Transactions: A fund may enter into a TBA agreement, sell the obligation to purchase the pools stipulated in the TBA agreement prior to the stipulated settlement date and enter into a new TBA agreement for future delivery of pools of mortgage pass-through securities (a “TBA roll”). TBA rolls are treated as purchase and sale transactions in which the fund realizes gains and losses. A fund’s use of TBA rolls may cause the fund to experience higher portfolio turnover and higher transactions costs. TBA rolls involve the risk that the market value of the securities that a fund is required to purchase may decline below the agreed upon purchase price of those securities.

Repurchase Agreements: Repurchase agreements are commitments to purchase a security from a counterparty who agrees to repurchase the same security at a mutually agreed upon date and price. On a daily basis, the counterparty is required to maintain collateral subject to the agreement and in value no less than the agreed upon repurchase amount. Repurchase agreements may be traded bilaterally, in a tri-party arrangement or may be centrally cleared through a sponsoring agent. Subject to the custodial undertaking associated with a tri-party repurchase arrangement and for centrally cleared agreements, a third party custodian maintains accounts to hold collateral for a fund and its counterparties. Typically, a fund and counterparty are not permitted to sell, re-pledge or use the collateral absent a default by the counterparty or the fund. In the event the counterparty defaults and the fair value of the collateral declines, a fund could experience losses, delays and costs in liquidating the collateral.

Repurchase agreements are entered into by a fund under Master Repurchase Agreements (each, an “MRA”). The MRA permits the fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables with collateral held by and/or posted to the counterparty. As a result, one single net payment is created. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Based on the terms of the MRA, the fund receives securities as collateral with a market value in excess of the repurchase price at maturity. Upon a bankruptcy or insolvency of the MRA counterparty, the fund would recognize a liability with respect to such excess collateral. The liability reflects the fund’s obligation under bankruptcy law to return the excess to the counterparty.

The following table summarizes the open repurchase agreements as of April 30, 2020 which are subject to offset under an MRA:

iShares ETF and Counterparty	Market Value of Repurchase Agreements	Cash Collateral Received	Non-Cash Collateral Received	(a)	Net Amount
Ultra Short-Term Bond
Bank of America Securities Inc.	$7,000,000	$—	$7,000,000		$—
Citigroup Global Markets Inc.	12,000,000	—	12,000,000		—
Credit Suisse Securities (USA) LLC	10,000,000	—	10,000,000		—
JP Morgan Securities LLC	15,000,000	—	15,000,000		—
Mizuho Securities USA Inc.	6,000,000	—	6,000,000		—
Wells Fargo Securities LLC	15,000,000	—	15,000,000		—

	$65,000,000	$—	$65,000,000		$—

(a)

Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s statement of assets and liabilities.

Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of April 30, 2020, any securities on loan were collateralized by cash and/or U.S. government obligations. Cash collateral received was invested in money market funds managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates and is disclosed in the schedules of investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan for each Fund, if any, are also disclosed in its schedule of investments. The market value of any securities on loan as of April 30, 2020 and the value of the related cash collateral are disclosed in the statements of assets and liabilities.

Securities lending transactions are entered into by a fund under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or

NOTES TO FINANCIAL STATEMENTS	35

Notes to Financial Statements  (unaudited) (continued)

insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the fund can reinvest cash collateral received in connection with loaned securities.

The following table is a summary of the securities lending agreements by counterparty which are subject to offset under an MSLA as of April 30, 2020:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received	(a)	Non-Cash Collateral Received	Net Amount
Short Maturity Bond
BofA Securities, Inc	$1,509,103	$1,509,103		$—	$—
Citigroup Global Markets Inc.	1,710,796	1,710,796		—	—
Credit Suisse Securities (USA) LLC	2,003,005	2,003,005		—	—
Deutsche Bank Securities Inc.	594,162	594,162		—	—
Goldman Sachs & Co.	3,088,708	3,088,708		—	—
HSBC Securities (USA) Inc.	4,507,716	4,507,716		—	—
JPMorgan Securities LLC	6,729,887	6,729,887		—	—
Morgan Stanley &Co. LLC	2,885,403	2,885,403		—	—
MUFG Securities Americas Inc.	10,568,636	10,568,636		—	—
Wells Fargo Securities LLC	4,313,832	4,313,832		—	—

	$37,911,248	$37,911,248		$—	$—

(a)

Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s statement of assets and liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.

5.	DERIVATIVE FINANCIAL INSTRUMENTS

Forward Foreign Currency Exchange Contracts: The iShares Short Maturity Bond ETF uses forward foreign currency exchange contracts to hedge the currency exposure of non-U.S. dollar-denominated securities held in its portfolio. A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency against another currency at an agreed upon price and quantity. The contracts are traded over-the-counter (“OTC”) and not on an organized exchange.

The contract is marked-to-market daily and the change in market value is recorded as unrealized appreciation or depreciation in the statement of assets and liabilities.When the contract is closed, a realized gain or loss is recorded in the statement of operations equal to the difference between the value at the time it was opened and the value at the time it was closed. Non-deliverable forward foreign currency exchange contracts (“NDFs”) are settled with the counterparty in cash without the delivery of foreign currency. The use of forward foreign currency exchange contracts involves the risk that the value of a contract changes unfavorably due to movements in the value of the referenced foreign currencies. A fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the fund.

6.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to each Funds, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:

iShares ETF	Investment Advisory Fee
Short Maturity Bond	0.25%
Short Maturity Municipal Bond	0.25
Ultra Short-Term Bond	0.08

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational

36	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (unaudited) (continued)

costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, or its affiliates, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its statement of operations. For the six months ended April 30, 2020, the Funds paid BTC the following amounts for securities lending agent services:

iShares ETF	Fees Paid to BTC
Short Maturity Bond	$27,387

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the six months ended April 30, 2020, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales	NetRealized Gain (Loss)
Short Maturity Bond	$291,674,885	$104,942,969	$(6,695,899)
Short Maturity Municipal Bond	8,425,042	42,677,034	—

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the statement of operations.

7.	PURCHASES AND SALES

For the six months ended April 30, 2020, purchases and sales of investments, including TBA rolls and excluding in-kind transactions and short-term investments, were as follows:

	U.S. Government Securities		Other Securities
iShares ETF	Purchases	Sales	Purchases	Sales
Short Maturity Bond	$503,098,594	$507,650,774	$1,997,763,339	$2,214,215,741
Short Maturity Municipal Bond	—	—	117,579,983	146,422,000
Ultra Short-Term Bond	9,998,000	10,000,000	427,439,060	254,566,227

There were no in-kind transactions for the six months ended April 30, 2020.

8.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

Management has analyzed tax laws and regulations and their application to the Funds as of April 30, 2020, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

As of October 31, 2019, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:

NOTES TO FINANCIAL STATEMENTS	37

Notes to Financial Statements  (unaudited) (continued)

iShares ETF	Non-Expiring
Short Maturity Municipal Bond	$125,178

As of April 30, 2020, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Short Maturity Bond	$6,653,976,403	$9,803,777	$(101,783,800)	$(91,980,023)
Short Maturity Municipal Bond	185,636,230	102,349	(986,822)	(884,473)
Ultra Short-Term Bond	2,642,761,374	6,230,452	(8,102,978)	(1,872,526)

9.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

Market Risk: Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss a fund may suffer through holding market positions in the face of market movements. A fund is exposed to market risk by its investment in equity, fixed income and/or financial derivative instruments or by its investment in underlying funds. The fair value of securities held by a fund may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. The extent of a fund’s exposure to market risk is the market value of the investments held as shown in the fund’s schedule of investments.

Investing in the securities of non-U.S. issuers involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: differences in accounting, auditing and financial reporting standards; more substantial governmental involvement in the economy; higher inflation rates, greater social, economic and political uncertainties; possible nationalization or expropriation of assets; less availability of public information about issuers; imposition of withholding or other taxes; higher transaction and custody costs and delays in settlement procedures; and lower level of regulation of the securities markets and issuers. Non-U.S. securities may be less liquid, more difficult to value, and have greater price volatility due to exchange rate fluctuations. These and other risks are heightened for investments in issuers from countries with less developed capital markets.

Changes in market interest rates or economic conditions may affect the value and/or liquidity of fixed income investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. Securities with longer durations tend to be more sensitive to interest rate changes, usually making their prices more volatile than those of securities with shorter durations. Given the environment of historically low interest rates, a fund may be subject to a greater risk of price losses if interest rates rise.

An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund’s investments. The impact of the pandemic may be short term or may last for an extended period of time.

Credit Risk: Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose a fund to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of a fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions, credit rating downgrades, or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest or otherwise affect the value of such securities. Municipal securities can be significantly affected by political or economic changes, including changes made in the law after issuance of the securities, as well as uncertainties in the municipal market related to, taxation, legislative changes or the rights of municipal security holders, including in connection with an issuer insolvency. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the tax benefits supporting the project or assets or the inability to collect revenues for the project or from the assets. Municipal securities may be less liquid than taxable bonds, and there may be less publicly available information on the financial condition of municipal security issuers than for issuers of other securities.

38	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (unaudited) (continued)

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

High yield securities that are rated below investment-grade (commonly referred to as “junk bonds”) or are unrated may be deemed speculative, involve greater levels of risk than higher-rated securities of similar maturity and are more likely to default. High yield securities may be issued by less creditworthy issuers, and issuers of high yield securities may be unable to meet their interest or principal payment obligations. High yield securities are subject to extreme price fluctuations, may be less liquid than higher rated fixed-income securities, even under normal economic conditions, and frequently have redemption features.

10.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

Transactions in capital shares were as follows:

	Six Months Ended 04/30/20		Year Ended 10/31/19
iShares ETF	Shares	Amount	Shares	Amount
Short Maturity Bond
Shares sold	30,000,000	$1,503,435,252	58,100,000	$2,911,443,708
Shares redeemed	(22,000,000)	(1,086,359,331)	(33,200,000)	(1,665,235,955)

Net increase	8,000,000	$417,075,921	24,900,000	$1,246,207,753

Short Maturity Municipal Bond
Shares sold	500,000	$25,068,605	2,100,000	$105,050,323
Shares redeemed	(1,000,000)	(49,777,929)	(450,000)	(22,508,547)

Net increase (decrease)	(500,000)	$(24,709,324)	1,650,000	$82,541,776

Ultra Short-Term Bond
Shares sold	21,150,000	$1,066,392,550	33,600,000	$1,688,678,880
Shares redeemed	(11,650,000)	(582,993,088)	(2,050,000)	(103,211,547)

Net increase	9,500,000	$483,399,462	31,550,000	$1,585,467,333

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges,ifany, are included in shares sold in the table above.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the statement of assets and liabilities.

11.	LEGAL PROCEEDINGS

On June 16, 2016, investors in certain iShares funds (iShares Core S&P Small-Cap ETF, iShares Russell 1000 Growth ETF, iShares Core S&P 500 ETF, iShares Russell Mid-Cap Growth ETF, iShares Russell Mid-Cap ETF, iShares Russell Mid-Cap Value ETF, iShares Select Dividend ETF, iShares Morningstar Mid-Cap ETF, iShares Morningstar Large-Cap ETF, iShares U.S. Aerospace & Defense ETF and iShares Preferred and Income Securities ETF)filed a class action lawsuit against iShares Trust, BlackRock, Inc. and certain of its advisory affiliates, and certain directors/trustees and officers of the Funds (collectively, “Defendants”) in California State Court. The lawsuit alleges the Defendants violated federal securities laws by failing to adequately disclose in the prospectuses issued by the funds noted above the risks of using stop-loss orders in the event of a’ flash crash’, such as the one that occurred on May 6, 2010. On September 18, 2017, the court issued a Statement of Decision holding that the Plaintiffs lack standing to assert their claims. On October 11, 2017, the court entered final judgment dismissing all of the Plaintiffs’ claims with prejudice. In an opinion dated January 23, 2020, the California Court of Appeal affirmed the dismissal of Plaintiffs’ claims. On March 3, 2020, plaintiffs filed a petition for review by the California Supreme Court. On May 27, 2020, the California Supreme Court denied Plaintiff’s petition for review. Plaintiff may choose to petition the U.S. Supreme Court for further review.

12.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

NOTES TO FINANCIAL STATEMENTS	39

Statement Regarding Liquidity Risk Management Program (unaudited)

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Board of Trustees (the “Board”) of iShares Short Maturity Bond ETF, iShares Short Maturity Municipal Bond ETF and iShares Ultra Short-Term Bond ETF met on December 3, 2019 (the “Meeting”) to review the liquidity risk management program (the “Program”) applicable to the iShares Funds (each, a “Fund”) pursuant to the Liquidity Rule. The Board has appointed BlackRock Fund Advisors (“BlackRock”), the investment adviser to the Funds, as the program administrator for each Fund’s Program, as applicable. BlackRock has delegated oversight of the Program to the 40 Act Liquidity Risk Management Committee (the “Committee”). At the Meeting, the Committee, on behalf of BlackRock, provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including the operation of each Fund’s Highly Liquid Investment Minimum (“HLIM”) where applicable, and any material changes to the Program (the “Report”). The Report covered the period from December 1, 2018 through September 30, 2019 (the “Program Reporting Period”).

The Report described the Program’s liquidity classification methodology for categorizing a Fund’s investments (including derivative transactions) into one of four liquidity buckets. It also described BlackRock’s methodology in establishing a Fund’s HLIM and noted that the Committee reviews and ratifies the HLIM assigned to each Fund no less frequently than annually.

The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing a Fund’s liquidity risk, as follows:

a)

The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed whether each Fund’s investment strategy is appropriate for an open-end fund structure with a focus on Funds with more significant and consistent holdings of less liquid and illiquid assets. The Committee also factored a Fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account. A factor for consideration under the Liquidity Rule is a Fund’s use of borrowings for investment purposes. However, the Funds do not borrow for investment purposes. Derivative exposure was considered in the calculation of liquidity classification.

b)

Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed historical redemption activity and used this information as a component to establish each ETF’s reasonably anticipated trading size. The Committee may also take into consideration a Fund’s shareholder ownership concentration (which, depending on product type and distribution channel, may or may not be available), a Fund’s distribution channels, and the degree of certainty associated with a Fund’s short-term and long-term cash flow projections.

c)

Holdings of cash and cash equivalents, as well as borrowing arrangements. The Committee considered that ETFs generally do not hold more than de minimus amounts of cash. Funds may borrow for temporary or emergency purposes, including to meet payments due from redemptions or to facilitate the settlement of securities or other transactions.

d)

The relationship between an ETF’s portfolio liquidity and the way in which, and the prices and spreads at which, ETF shares trade, including the efficiency of the arbitrage function and the level of active participation by market participants, including authorized participants. The Committee monitored the prevailing bid/ask spread and the ETF price premium (or discount) to NAV for all ETFs and reviewed any persistent deviations from long-term averages.

e)

The effect of the composition of baskets on the overall liquidity of an ETF’s portfolio. In reviewing the linkage between the composition of baskets accepted by an ETF and any significant change in the liquidity profile of such ETF, the Committee reviewed changes in the proportion of each ETF’s portfolio comprised of less liquid and illiquid holdings to determine if applicable thresholds were met requiring enhanced review.

There were no material changes to the Program during the Program Reporting Period. The Report provided to the Board stated that the Committee concluded that based on the operation of the functions, as described in the Report, the Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.

40	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information  (unaudited)

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are being provided pursuant to regulatory requirements and are not being providedfor tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each fund’s investment experience during the year and may be subject to changes based on tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
Short Maturity Bond(a)	$0.597659	$—	$0.006732	$0.604391	99%	—%	1%	100%
Short Maturity Municipal Bond	0.355824	—	—	0.355824	100	—	—	100
Ultra Short-Term Bond	0.531943	—	—	0.531943	100	—	—	100

(a)

The Fund estimates that it has distributed more than its net investment income and net realized capital gains; therefore, a portion of the distribution may be a return of capital. A return of capital may occur, for example, when some or all of the shareholder’s investment in the Fund is returned to the shareholder. A return of capital does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income”. When distributions exceed total return performance, the difference will incrementally reduce the Fund’s net asset value per share.

SUPPLEMENTAL INFORMATION	41

General Information

Electronic Delivery

Shareholders can signup for email notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to icsdelivery.com.
•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The iShares Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, and for reporting periods ended prior to March 31, 2019, filed such information on Form N-Q. The iShares Funds’ Forms N-Q are available on the SEC’s website at sec.gov. The iShares Funds also disclose their complete schedule of portfolio holdings on a daily basis on the iShares website at iShares.com.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at iShares.com; and (3) on the SEC website at sec.gov.

42	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Glossary of Terms Used in this Report

Portfolio Abbreviations — Fixed Income

AGM	Assured Guaranty Municipal Corp.

AMBAC	Ambac Assurance Corp.

BAM	Build America Mutual Assurance Co.

CLO	Collateralized Loan Obligation

COP	Certificates of Participation

CR	Custodian Receipt

ETM	Escrowed to Maturity

GO	General Obligation

GOL	General Obligation Limited

LIBOR	London Interbank Offered Rate

NPFGC	National Public Finance Guarantee Corp.

Q-SBLF	Qualified School Bond Loan Fund

RB	Revenue Bond

SAW	State Aid Withholding

ST	Special Tax

TA	Tax Allocation

GLOSSARY OF TERMS USED IN THIS REPORT	43

Want to knowmore?

iShares.com    |     1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

©2020 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-1008-0420

APRIL 30, 2020

2020 Semi-Annual Report (Unaudited)

iShares U.S. ETF Trust

•	iShares Inflation Hedged Corporate Bond ETF | LQDI | Cboe BZX
•	iShares Interest Rate Hedged Corporate Bond ETF | LQDH | NYSE Arca
•	iShares Interest Rate Hedged High Yield Bond ETF | HYGH | NYSE Arca

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of each Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

You may elect to receive all future reports in paper free of charge. If you hold accounts through a financial intermediary, you can follow the instructions included with this disclosure, if applicable, or contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Please note that not all financial intermediaries may offer this service. Your election to receive reports in paper will apply to all funds held with your financial intermediary.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive electronic delivery of shareholder reports and other communications by contacting your financial intermediary. Please note that not all financial intermediaries may offer this service.

Fund Summary as of April 30, 2020	iShares® Inflation Hedged Corporate Bond ETF

Investment Objective

The iShares Inflation Hedged Corporate Bond ETF (the “Fund”) seeks to mitigate the inflation risk of a portfolio composed of U.S. dollar-denominated, investment- grade corporate bonds. The Fund is an actively managed exchange-traded fund that does not seek to replicate the performance of a specified index. The Fund currently seeks to achieve its investment objective by investing a substantial portion of its assets in one underlying fund, the iShares iBoxx $ Investment Grade Corporate Bond ETF. The Fund attempts to mitigate the inflation risk of the underlying fund by holding inflation swaps.

Performance

	Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	Since Inception	1 Year	Since Inception
Fund NAV	(2.82)%	2.38%	3.79%	2.38%	7.64%
Fund Market	(2.32)	3.36	4.35	3.36	8.79
Markit iBoxx® USD Liquid Investment Grade Inflation Hedged Index	(2.80)	2.54	4.00	2.54	8.06

The inception date of the Fund was 5/8/18. The first day of secondary market trading was 5/10/18.

The Markit iBoxx® USD Liquid Investment Grade Inflation Hedged Index is an unmanaged index that is designed to reflect the inflation hedged performance of U.S. dollar-denominated investment-grade corporate debt.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 6 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (11/01/19)	Ending Account Value (04/30/20)	Expenses Paid During the Period	(a)(b)	Beginning Account Value (11/01/19)	Ending Account Value (04/30/20)	Expenses Paid During the Period	(a)(b)	Annualized Expense Ratio	(a)
$1,000.00	$971.80	$0.25		$1,000.00	$1,024.60	$0.25		0.05%

(a)	Annualized expense ratio and expenses paid during the period do not include fees and expenses of the underlying fund in which the Fund invests.
(b)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 6 for more information.

Portfolio Information

Tables shown are for the underlying fund in which the Fund invests.

ALLOCATION BY CREDIT QUALITY

Moody’s Credit Rating*	Percent of Total Investments	(a)
Aaa	2.4%
Aa	8.1
A	42.5
Baa	43.6
Ba	2.7
Not Rated	0.7

ALLOCATION BY MATURITY

Maturity	Percent of Total Investments	(a)
1-5 Years	16.5%
5-10 Years	38.6
10-15 Years	4.5
15-20 Years	10.8
More than 20 Years	29.6

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

FUND SUMMARY	3

Fund Summary as of April 30, 2020	iShares® Interest Rate Hedged Corporate Bond ETF

Investment Objective

The iShares Interest Rate Hedged Corporate Bond ETF (the “Fund”) seeks to mitigate the interest rate risk of a portfolio composed of U.S. dollar-denominated, investment-grade corporate bonds. The Fund is an actively managed exchange-traded fund that does not seek to replicate the performance of a specified index. The Fund currently seeks to achieve its investment objective by investing a substantial portion of its assets in one underlying fund, the iShares iBoxx $ Investment Grade Corporate Bond ETF. The Fund attempts to mitigate the interest rate risk of the underlying fund by holding short positions in U.S. Treasury futures or interest rate swaps.

Performance

	Average Annual Total Returns				Cumulative Total Returns
	6 Months	1 Year	5 Years	Since Inception	1 Year	5 Years	Since Inception
Fund NAV	(6.44)%	(5.73)%	1.07%	0.58%	(5.73)%	5.46%	3.52%
Fund Market	(6.33)	(5.39)	0.87	0.63	(5.39)	4.44	3.80
Markit iBoxx® USD Liquid Investment Grade Interest Rate Hedged Swaps Index(a)	(7.47)	(7.45)	1.43	0.95	(7.45)	7.35	5.79

The inception date of the Fund was 5/27/14. The first day of secondary market trading was 5/28/14.

The Markit iBoxx® USD Liquid Investment Grade Interest Rate Hedged Swaps Index is an unmanaged index that is designed to reflect the duration hedged performance of U.S. dollar-denominated investment-grade corporate debt.

(a)

The Markit iBoxx® USD Liquid Investment Grade Interest Rate Hedged Swaps Index reflects the performance of the Markit iBoxx USD Liquid Investment Grade Interest Rate Hedged Index through June 16, 2016 and beginning June 17, 2016 reflects the performance of the Markit iBoxx® USD Liquid Investment Grade Interest Rate Hedged Swaps Index.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 6 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (11/01/19)	Ending Account Value (04/30/20)	Expenses Paid During the Period	(a)(b)	Beginning Account Value (11/01/19)	Ending Account Value (04/30/20)	Expenses Paid During the Period	(a)(b)	Annualized Expense Ratio	(a)
$1,000.00	$935.60	$0.48		$1,000.00	$1,024.40	$0.50		0.10%

(a)	Annualized expense ratio and expenses paid during the period do not include fees and expenses of the underlying fund in which the Fund invests.
(b)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 6 for more information.

Portfolio Information

Tables shown are for the underlying fund in which the Fund invests.

ALLOCATION BY CREDIT QUALITY

Moody’s Credit Rating*	Percent of Total Investments	(a)
Aaa	2.4%
Aa	8.1
A	42.5
Baa	43.6
Ba	2.7
Not Rated	0.7

ALLOCATION BY MATURITY

Maturity	Percent of Total Investments	(a)
1-5 Years	16.5%
5-10 Years	38.6
10-15 Years	4.5
15-20 Years	10.8
More than 20 Years	29.6

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

4	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Summary as of April 30, 2020	iShares® Interest Rate Hedged High Yield Bond ETF

Investment Objective

The iShares Interest Rate Hedged High Yield Bond ETF (the “Fund”) seeks to mitigate the interest rate risk of a portfolio composed of U.S. dollar-denominated, high yield corporate bonds. The Fund is an actively managed exchange-traded fund that does not seek to replicate the performance of a specified index. The Fund currently seeks to achieve its investment objective by investing a substantial portion of its assets in one underlying fund, the iShares iBoxx $ High Yield Corporate Bond ETF. The Fund attempts to mitigate the interest rate risk of the underlying fund by holding short positions in U.S. Treasury futures or interest rate swaps.

Performance

	Average Annual Total Returns				Cumulative Total Returns
	6 Months	1 Year	5 Years	Since Inception	1 Year	5 Years	Since Inception
Fund NAV	(7.61)%	(7.66)%	1.82%	1.25%	(7.66)%	9.43%	7.64%
Fund Market	(7.80)	(7.77)	1.79	1.22	(7.77)	9.27	7.47
Markit iBoxx® USD Liquid High Yield Interest Rate Hedged Swaps Index	(9.79)	(9.40)	1.80	1.37	(9.40)	9.34	8.43

The inception date of the Fund was 5/27/14. The first day of secondary market trading was 5/28/14.

The Markit iBoxx® USD Liquid High Yield Interest Rate Hedged Swaps Index is an unmanaged index that reflects the duration hedged performance of U.S. dollar-denominated high yield corporate debt.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 6 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (11/01/19)	Ending Account Value (04/30/20)	Expenses Paid During the Period	(a)(b)	Beginning Account Value (11/01/19)	Ending Account Value (04/30/20)	Expenses Paid During the Period	(a)(b)	Annualized Expense Ratio	(a)
$1,000.00	$923.90	$0.24		$1,000.00	$1,024.60	$0.25		0.05%

(a)	Annualized expense ratio and expenses paid during the period do not include fees and expenses of the underlying fund in which the Fund invests.
(b)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 6 for more information.

Portfolio Information

Tables shown are for the underlying fund in which the Fund invests.

ALLOCATION BY CREDIT QUALITY

Moody’s Credit Rating*	Percent of Total Investments	(a)
A	0.2%
Baa	0.5
Ba	47.8
B	37.7
Caa	11.8
Ca	0.6
C	0.1
Not Rated	1.3

ALLOCATION BY MATURITY

Maturity	Percent of Total Investments	(a)
0-1 Year	0.2%
1-5 Years	40.9
5-10 Years	57.0
10-15 Years	1.2
More than 20 Years	0.7

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

FUND SUMMARY	5

About Fund Performance

Past performance is no guarantee of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time, and may continue to affect adversely the value and liquidity of the fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not trade in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary market trading in shares of the fund, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of your Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested at the beginning of the period (or from the commencement of operations if less than 6 months) and held through the end of the period, is intended to help you understand your ongoing costs (in dollars and cents) of investing in your Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on your Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

6	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) April 30, 2020	iShares® Inflation Hedged Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Investment Companies

Exchange-Traded Funds — 90.2%
iShares iBoxx $ Investment Grade Corporate Bond ETF(a)	52,821	$6,822,889

Total Investment Companies — 90.2% (Cost: $6,063,987)		6,822,889

Short-Term Investments

Money Market Funds — 1.6%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.18%(a)(b)	120,000	120,000

Total Short-Term Investments — 1.6% (Cost: $120,000)		120,000

Total Investments in Securities — 91.8% (Cost: $6,183,987)		6,942,889

Other Assets, Less Liabilities — 8.2%		617,139

Net Assets — 100.0%		$7,560,028

(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended April 30, 2020, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 10/31/19	Shares Purchased		Shares Sold	Shares Held at 04/30/20	Value at 04/30/20	Income		Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation )
BlackRock Cash Funds: Institutional, SL Agency Shares	—	0	(b)	—	—	$—	$2,059	(c)	$(2,748)		$—
BlackRock Cash Funds: Treasury, SL Agency Shares	118,000	2,000	(b)	—	120,000	120,000	3,108		—		—
iShares iBoxx $ Investment Grade Corporate Bond ETF	58,664	2,960		(8,803)	52,821	6,822,889	116,432		60,124		(16,272)

						$6,942,889	$121,599		$57,376		$(16,272)

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)	Net of purchases and sales.
(c)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
10-Year U.S. Treasury Note	3	06/19/20	$417	$10,651
10-Year Ultra Long U.S. Treasury Bond	4	06/19/20	628	26,903
2-Year U.S. Treasury Note	1	06/30/20	220	93
5-Year U.S. Treasury Note	1	06/30/20	126	1,491
Ultra Long U.S. Treasury Bond	2	06/19/20	450	47,012

				86,150

Short Contracts
Long U.S. Treasury Bond	(1)	06/19/20	(181)	(14,168)

				$71,982

SCHEDULES OF INVESTMENTS	7

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® Inflation Hedged Corporate Bond ETF

Centrally Cleared Inflation Swaps

Paid by the Fund		Received by the Fund		Termination	Notional Amount		Upfront Premium Paid	Unrealized Appreciation
Rate	Frequency	Reference	Frequency	Date	(000)	Value	(Received)	(Depreciation)
0.25%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	04/03/23	$(100)	$345	$1	$344
2.29	At Termination	U.S. CPI Urban Consumers NSA	At Termination	05/15/23	(3,084)	(210,760)	(14,054)	(196,706)
0.88	At Termination	U.S. CPI Urban Consumers NSA	At Termination	04/09/27	(100)	1,317	2	1,315
2.37	At Termination	U.S. CPI Urban Consumers NSA	At Termination	05/15/28	(1,825)	(220,627)	42	(220,669)
2.19	At Termination	U.S. CPI Urban Consumers NSA	At Termination	12/03/28	(2,663)	(265,445)	(74,540)	(190,905)
2.40	At Termination	U.S. CPI Urban Consumers NSA	At Termination	05/15/48	(362)	(126,451)	(30,782)	(95,669)
1.83	At Termination	U.S. CPI Urban Consumers NSA	At Termination	10/18/49	(187)	(16,106)	2,109	(18,215)

						$(837,727)	$(117,222)	$(720,505)

Balances Reported in the Statements of Assets and Liabilities for Centrally Cleared Swaps

	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation
Centrally Cleared Swaps(a)	$2,154	$(119,376)	$1,659	$(722,164)

(a)

Includes cumulative appreciation (depreciation) on centrally cleared swaps, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities and is net of any previously paid (received) swap premium amounts.

Derivative Financial Instruments Categorized by Risk Exposure

As of April 30, 2020, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Interest Rate Contracts	Inflation Linked Contracts	Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$86,150	$—	$86,150
Swaps — centrally cleared
Unrealized appreciation on centrally cleared swaps(a)	$—	$1,659	$1,659

	$86,150	$1,659	$87,809

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$14,168	$—	$14,168
Swaps — centrally cleared
Unrealized depreciation on centrally cleared swaps(a)	$—	$722,164	$722,164

	$14,168	$722,164	$736,332

(a)

Net cumulative appreciation (depreciation) on futures contracts and centrally cleared inflation swaps contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

8	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® Inflation Hedged Corporate Bond ETF

For the six months ended April 30, 2020, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Interest Rate Contracts	Inflation Linked Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$9,677	$—	$9,677
Swaps	—	(144,985)	(144,985)

	$9,677	$(144,985)	$(135,308)

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$87,947	$—	$87,947
Swaps	—	(334,506)	(334,506)

	$87,947	$(334,506)	$(246,559)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$1,246,466
Average notional value of contracts — short	$(258,589)
Inflation swaps:
Average notional value — pays fixed rate	$8,864,000

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Investment Companies	$6,822,889	$—	$—	$6,822,889
Money Market Funds	120,000	—	—	120,000

	$6,942,889	$—	$—	$6,942,889

Derivative financial instruments(a)
Assets
Futures Contracts	$86,150	$—	$—	$86,150
Swaps	—	1,659	—	1,659
Liabilities
Futures Contracts	(14,168)	—	—	(14,168)
Swaps	—	(722,164)	—	(722,164)

	$71,982	$(720,505)	$—	$(648,523)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	9

Schedule of Investments (unaudited) April 30, 2020	iShares® Interest Rate Hedged Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Investment Companies

Exchange-Traded Funds — 99.8%
iShares iBoxx $ Investment Grade Corporate Bond ETF(a)(b)(c)	2,098,192	$271,023,460

Total Investment Companies — 99.8% (Cost: $258,943,523)		271,023,460

Short-Term Investments

Money Market Funds — 2.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.89%(a)(d)(e)	6,707,899	6,715,278
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.18%(a)(d)	150,000	150,000

		6,865,278

Total Short-Term Investments — 2.5% (Cost: $6,862,607)		6,865,278

Total Investments in Securities — 102.3% (Cost: $265,806,130)		277,888,738

Other Assets, Less Liabilities — (2.3)%		(6,163,162)

Net Assets — 100.0%		$271,725,576

(a)	Affiliate of the Fund.
(b)	All or a portion of the security has been pledged in connection with outstanding centrally cleared swaps.
(c)	All or a portion of this security is on loan.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended April 30, 2020, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 10/31/19	Shares Purchased		Shares Sold		Shares Held at 04/30/20	Value at 04/30/20	Income		Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	1,294,451	5,413,448	(b)	—		6,707,899	$6,715,278	$51,492	(c)	$(54,444)		$2,654
BlackRock Cash Funds: Treasury, SL Agency Shares	2,321,000	—		(2,171,000	)(b)	150,000	150,000	15,066		—		—
iShares iBoxx $ Investment Grade Corporate Bond ETF	982,545	1,533,814		(418,167)		2,098,192	271,023,460	1,846,541		2,969,726		2,766,476

							$277,888,738	$1,913,099		$2,915,282		$2,769,130

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)	Net of purchases and sales.
(c)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Centrally Cleared Interest Rate Swaps

Paid by the Fund		Received by the Fund		Effective	Termination	Notional Amount		Upfront Premium Paid	Unrealized Appreciation
Rate	Frequency	Rate(a)	Frequency	Date	Date	(000)	Value	(Received)	(Depreciation)
1.17%	Semi-annual	0.56%	Quarterly	N/A	12/08/21	$(84,031)	$(1,112,477)	$(888,244)	$(224,233)
2.38	Semi-annual	0.56	Quarterly	N/A	01/12/23	(12,088)	(654,705)	(137,015)	(517,690)
2.46	Semi-annual	0.56	Quarterly	N/A	01/12/25	(52,048)	(5,003,828)	(3,271,729)	(1,732,099)
1.44	Semi-annual	0.56	Quarterly	N/A	12/08/26	(2,789)	(172,828)	201,400	(374,228)
3.25	Semi-annual	0.56	Quarterly	N/A	10/18/28	(52,460)	(11,672,011)	(8,584,072)	(3,087,939)
0.77	Semi-annual	0.56	Quarterly	N/A	04/01/30	(11,350)	(140,829)	(127,027)	(13,802)
2.34	Semi-annual	0.56	Quarterly	N/A	12/08/36	(23,376)	(5,876,092)	(2,395,882)	(3,480,210)
2.41	Semi-annual	0.56	Quarterly	N/A	06/19/37	(10,000)	(2,698,554)	(2,647,887)	(50,667)
0.86	Semi-annual	0.56	Quarterly	N/A	03/30/45	(5,090)	(53,346)	101,599	(154,945)
1.77	Semi-annual	0.56	Quarterly	N/A	12/10/46	(3,020)	(715,418)	(719,498)	4,080

10	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® Interest Rate Hedged Corporate Bond ETF

Centrally Cleared Interest Rate Swaps (continued)

Paid by the Fund		Received by the Fund		Effective	Termination	Notional Amount		Upfront Premium Paid	Unrealized Appreciation
Rate	Frequency	Rate(a)	Frequency	Date	Date	(000)	Value	(Received)	(Depreciation)
3.33%	Semi-annual	0.56%	Quarterly	N/A	10/26/48	$(18,001)	$(11,954,181)	$(10,490,145)	$(1,464,036)
0.87	Semi-annual	0.56	Quarterly	N/A	03/30/50	(1,432)	(20,669)	11,500	(32,169)

							$(40,074,938)	$(28,947,000)	$(11,127,938)

(a)	Represents 3-month LIBOR. Rate shown is the rate in effect as of period-end.

Balances Reported in the Statements of Assets and Liabilities for Centrally Cleared Swaps

	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation
Centrally Cleared Swaps(a)	$314,499	$(29,261,499)	$4,080	$(11,132,018)

(a)

Includes cumulative appreciation (depreciation) on centrally cleared swaps, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities and is net of any previously paid (received) swap premium amounts.

Derivative Financial Instruments Categorized by Risk Exposure

As of April 30, 2020, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Interest Rate Contracts
Assets — Derivative Financial Instruments
Swaps — centrally cleared
Unrealized appreciation on centrally cleared swaps(a)	$4,080

Liabilities — Derivative Financial Instruments
Swaps — centrally cleared
Unrealized depreciation on centrally cleared swaps(a)	$11,132,018

(a)

Net cumulative appreciation (depreciation) on centrally cleared interest rate swaps contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the six months ended April 30, 2020, the effect of derivative financial instruments in the Statements of Operations was as follows:

Interest Rate Contracts
Net Realized Gain (Loss) from:
Swaps	$(10,687,402)

Net Change in Unrealized Appreciation (Depreciation) on:
Swaps	$(223,467)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Interest rate swaps:
Average notional value — pays fixed rate	$166,536,000

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

SCHEDULES OF INVESTMENTS	11

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® Interest Rate Hedged Corporate Bond ETF

Fair Value Measurements (continued)

	Level 1	Level 2	Level 3	Total
Investments
Assets
Investment Companies	$271,023,460	$—	$—	$271,023,460
Money Market Funds	6,865,278	—	—	6,865,278

	$277,888,738	$—	$—	$277,888,738

Derivative financial instruments(a)
Assets
Swaps	$—	$4,080	$—	$4,080
Liabilities
Swaps	—	(11,132,018)	—	(11,132,018)

	$—	$(11,127,938)	$—	$(11,127,938)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

12	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) April 30, 2020	iShares® Interest Rate Hedged High Yield Bond ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Investment Companies

Exchange-Traded Funds — 96.8%
iShares iBoxx $ High Yield Corporate Bond ETF(a)(b)	812,109	$65,317,927

Total Investment Companies — 96.8% (Cost: $71,587,550)		65,317,927

Short-Term Investments

Money Market Funds — 46.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.89%(a)(c)(d)	30,543,914	30,577,512
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.18%(a)(c)	705,000	705,000

		31,282,512

Total Short-Term Investments — 46.4% (Cost: $31,255,424)		31,282,512

Total Investments in Securities — 143.2% (Cost: $102,842,974)		96,600,439

Other Assets, Less Liabilities — (43.2)%		(29,159,293)

Net Assets — 100.0%		$67,441,146

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period-end.
(d)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended April 30, 2020, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 10/31/19	Shares Purchased	Shares Sold		Shares Held at 04/30/20	Value at 04/30/20	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	49,926,142	—	(19,382,228	)(b)	30,543,914	$30,577,512	$150,823	(c)	$(20,441)	$18,555
BlackRock Cash Funds: Treasury, SL Agency Shares	1,324,000	—	(619,000	)(b)	705,000	705,000	12,435		—	—
iShares iBoxx $ High Yield Corporate Bond ETF	1,285,719	—	(473,610)		812,109	65,317,927	2,651,628		(3,509,168)	(4,591,527)

						$96,600,439	$2,814,886		$(3,529,609)	$(4,572,972)

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)	Net of purchases and sales.
(c)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Centrally Cleared Interest Rate Swaps

Paid by the Fund		Received by the Fund		Effective	Termination	Notional Amount		Upfront Premium Paid	Unrealized Appreciation
Rate	Frequency	Rate(a)	Frequency	Date	Date	(000)	Value	(Received)	(Depreciation)
1.82%	Semi-annual	0.56%	Quarterly	N/A	12/09/21	$(34,036)	$(806,709)	$(522,631)	$(284,078)
2.38	Semi-annual	0.56	Quarterly	N/A	01/12/23	(11,135)	(603,089)	155,250	(758,339)
2.46	Semi-annual	0.56	Quarterly	N/A	01/12/25	(11,744)	(1,129,053)	82,503	(1,211,556)
1.44	Semi-annual	0.56	Quarterly	N/A	12/08/26	(138)	(8,552)	2,542	(11,094)
2.23	Semi-annual	0.56	Quarterly	N/A	12/09/26	(14,275)	(1,628,114)	453,024	(2,081,138)
3.25	Semi-annual	0.56	Quarterly	N/A	10/18/28	(1,062)	(236,288)	(218,519)	(17,769)
0.77	Semi-annual	0.56	Quarterly	N/A	04/01/30	(10)	(124)	0	(124)
0.86	Semi-annual	0.56	Quarterly	N/A	03/30/45	(10)	(105)	0	(105)

SCHEDULES OF INVESTMENTS	13

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® Interest Rate Hedged High Yield Bond ETF

Centrally Cleared Interest Rate Swaps (continued)

Paid by the Fund		Received by the Fund		Effective	Termination	Notional Amount		Upfront Premium Paid	Unrealized Appreciation
Rate	Frequency	Rate(a)	Frequency	Date	Date	(000)	Value	(Received)	(Depreciation)
3.33%	Semi-annual	0.56%	Quarterly	N/A	10/24/48	$(10)	$(6,641)	$(14,359)	$7,718
0.87	Semi-annual	0.56	Quarterly	N/A	03/30/50	(10)	(144)	1	(145)

							$(4,418,819)	$(62,189)	$(4,356,630)

(a)	Represents 3-month LIBOR. Rate shown is the rate in effect as of period-end.

Balances Reported in the Statements of Assets and Liabilities for Centrally Cleared Swaps

	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation
Centrally Cleared Swaps(a)	$693,320	$(755,509)	$7,718	$(4,364,348)

(a)

Includes cumulative appreciation (depreciation) on centrally cleared swaps, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities and is net of any previously paid (received) swap premium amounts.

Derivative Financial Instruments Categorized by Risk Exposure

As of April 30, 2020, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Interest Rate Contracts
Assets — Derivative Financial Instruments
Swaps — centrally cleared
Unrealized appreciation on centrally cleared swaps(a)	$7,718

Liabilities — Derivative Financial Instruments
Swaps — centrally cleared
Unrealized depreciation on centrally cleared swaps(a)	$4,364,348

(a)

Net cumulative appreciation (depreciation) on centrally cleared interest rate swaps contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the six months ended April 30, 2020, the effect of derivative financial instruments in the Statements of Operations was as follows:

Interest Rate Contracts
Net Realized Gain (Loss) from:
Swaps	$(2,522,926)

Net Change in Unrealized Appreciation (Depreciation) on:
Swaps	$(706,951)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Interest rate swaps:
Average notional value — pays fixed rate	$96,936,333

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

14	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® Interest Rate Hedged High Yield Bond ETF

Fair Value Measurements (continued)

	Level 1	Level 2	Level 3	Total
Investments
Assets
Investment Companies	$65,317,927	$—	$—	$65,317,927
Money Market Funds	31,282,512	—	—	31,282,512

	$96,600,439	$—	$—	$96,600,439

Derivative financial instruments(a)
Assets
Swaps	$—	$7,718	$—	$7,718
Liabilities
Swaps	—	(4,364,348)	—	(4,364,348)

	$—	$(4,356,630)	$—	$(4,356,630)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	15

Statements of Assets and Liabilities  (unaudited)

April 30, 2020

	iShares Inflation Hedged Corporate Bond ETF	iShares Interest Rate Hedged Corporate Bond ETF	iShares Interest Rate Hedged High Yield Bond ETF

ASSETS
Investments in securities, at value (including securities on loan)(a):
Affiliated(b)	$6,942,889	$277,888,738	$96,600,439
Cash	21,336	516,729	2,719
Cash pledged:
Futures contracts	44,000	—	—
Centrally cleared swaps	575,000	—	1,358,000
Receivables:
Securities lending income — Affiliated	—	2,098	36,315
Variation margin on centrally cleared swaps	—	14,719	—
Dividends	91	33,471	244

Total assets	7,583,316	278,455,755	97,997,717

LIABILITIES
Collateral on securities loaned, at value	—	6,712,596	30,536,554
Payables:
Variation margin on futures contracts	493	—	—
Variation margin on centrally cleared swaps	22,488	—	16,692
Investment advisory fees	307	17,583	3,325

Total liabilities	23,288	6,730,179	30,556,571

NET ASSETS	$7,560,028	$271,725,576	$67,441,146

NET ASSETS CONSIST OF:
Paid-in capital	$7,532,270	$287,391,090	$88,807,424
Accumulated earnings (loss)	27,758	(15,665,514)	(21,366,278)

NET ASSETS	$7,560,028	$271,725,576	$67,441,146

Shares outstanding	300,000	3,150,000	850,000

Net asset value	$25.20	$86.26	$79.34

Shares authorized	Unlimited	Unlimited	Unlimited

Par value	None	None	None

(a) Securities loaned, at value	$—	$6,536,002	$29,951,890
(b) Investments, at cost — Affiliated	$6,183,987	$265,806,130	$102,842,974

See notes to financial statements.

16	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations  (unaudited)

Six Months Ended April 30, 2020

	iShares Inflation Hedged Corporate Bond ETF	iShares Interest Rate Hedged Corporate Bond ETF	iShares Interest Rate Hedged High Yield Bond ETF

INVESTMENT INCOME
Dividends — Affiliated	$119,540	$1,861,607	$2,664,063
Interest — Unaffiliated	84	—	—
Securities lending income — Affiliated — net	2,059	51,492	150,823

Total investment income	121,683	1,913,099	2,814,886

EXPENSES
Investment advisory fees	7,771	193,543	342,378

Total expenses	7,771	193,543	342,378
Less:
Investment advisory fees waived	(5,828)	(129,029)	(316,040)

Total expenses after fees waived	1,943	64,514	26,338

Net investment income	119,740	1,848,585	2,788,548

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Affiliated	57,376	10,692	(392,002)
In-kind redemptions — Affiliated	—	2,904,590	(3,137,607)
Futures contracts	9,677	—	—
Swaps	(144,985)	(10,687,402)	(2,522,926)
Payment by affiliate	3,562	—	—

Net realized loss	(74,370)	(7,772,120)	(6,052,535)

Net change in unrealized appreciation (depreciation) on:
Investments — Affiliated	(16,272)	2,769,130	(4,572,972)
Futures contracts	87,947	—	—
Swaps	(334,506)	(223,467)	(706,951)

Net change in unrealized appreciation (depreciation)	(262,831)	2,545,663	(5,279,923)

Net realized and unrealized loss	(337,201)	(5,226,457)	(11,332,458)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(217,461)	$(3,377,872)	$(8,543,910)

See notes to financial statements.

FINANCIAL STATEMENTS	17

Statements of Changes in Net Assets

	iShares Inflation Hedged Corporate Bond ETF		iShares Interest Rate Hedged Corporate Bond ETF
	Six Months Ended 04/30/20 (unaudited)	Year Ended 10/31/19	Six Months Ended 04/30/20 (unaudited)	Year Ended 10/31/19

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$119,740	$303,371	$1,848,585	$6,618,354
Net realized loss	(74,370)	(1,634)	(7,772,120)	(3,499,689)
Net change in unrealized appreciation (depreciation)	(262,831)	648,378	2,545,663	2,750,880

Net increase (decrease) in net assets resulting from operations	(217,461)	950,115	(3,377,872)	5,869,545

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(120,852)	(309,024)	(1,669,589)	(9,510,227)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	—	(2,467,730)	150,541,433	(85,657,446)

NET ASSETS
Total increase (decrease) in net assets	(338,313)	(1,826,639)	145,493,972	(89,298,128)
Beginning of period	7,898,341	9,724,980	126,231,604	215,529,732

End of period	$7,560,028	$7,898,341	$271,725,576	$126,231,604

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

18	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets  (continued)

	iShares Interest Rate Hedged High Yield Bond ETF
	Six Months Ended 04/30/20 (unaudited)	Year Ended 10/31/19

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$2,788,548	$13,698,860
Net realized loss	(6,052,535)	(15,436,502)
Net change in unrealized appreciation (depreciation)	(5,279,923)	(60,696)

Net decrease in net assets resulting from operations	(8,543,910)	(1,798,338)

DISTRIBUTIONS TO SHAREHOLDERS(a)
From net investment income	(2,425,993)	(13,632,971)
Return of capital	—	(46,369)

Decrease in net assets resulting from distributions to shareholders	(2,425,993)	(13,679,340)

CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from capital share transactions	(35,800,536)	(286,489,209)

NET ASSETS
Total decrease in net assets	(46,770,439)	(301,966,887)
Beginning of period	114,211,585	416,178,472

End of period	$67,441,146	$114,211,585

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

FINANCIAL STATEMENTS	19

Financial Highlights

(For a share outstanding throughout each period)

	iShares Inflation Hedged Corporate Bond ETF
	Six Months Ended				Period From
	04/30/20		Year Ended		05/08/18	(a)
	(unaudited)		10/31/19		to 10/31/18

Net asset value, beginning of period	$26.33		$24.31		$25.00

Net investment income(b)	0.40		0.91		0.37
Net realized and unrealized gain (loss)(c)		(1.13)	2.01			(0.70)

Net increase (decrease) from investment operations		(0.73)	2.92			(0.33)

Distributions(d)
From net investment income		(0.40)	(0.90)			(0.36)

Total distributions		(0.40)	(0.90)			(0.36)

Net asset value, end of period	$25.20		$26.33		$24.31

Total Return
Based on net asset value	(2.82	)%(e)(f)	12.26	%(f)	(1.34	)%(e)

Ratios to Average Net Assets
Total expenses(g)	0.20	%(h)	0.20%		0.20	%(h)

Total expenses after fees waived(g)	0.05	%(h)	0.05%		0.05	%(h)

Net investment income	3.08	%(h)	3.60%		3.04	%(h)

Supplemental Data
Net assets, end of period (000)	$7,560		$7,898		$9,725

Portfolio turnover rate(i)(j)	5	%(e)	0%		0	%(e)(k)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Not annualized.
(f)

Includes payment received from an affiliate, which impacted the Fund’s total return. Excluding the payment from an affiliate, the Fund’s total return for the six months ended April 30, 2020 and year ended October 31, 2019, would have been -2.86% and 12.22%.

(g)	The Fund indirectly bears its proportionate share of fees and expenses incurred by the underlying fund in which the Fund is invested. This ratio does not include these indirect fees and expenses.
(h)	Annualized.
(i)	Portfolio turnover rate excludes in-kind transactions.
(j)

Portfolio turnover rate excludes the portfolio activity of the underlying fund in which the Fund is invested. See the underlying fund’s financial highlights for its respective portfolio turnover rates.

(k)	Rounds to less than 1%.

See notes to financial statements.

20	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares Interest Rate Hedged Corporate Bond ETF
	Six Months Ended 04/30/20 (unaudited)		Year Ended 10/31/19	Year Ended 10/31/18	Year Ended 10/31/17		Year Ended 10/31/16	Year Ended 10/31/15

Net asset value, beginning of period	$93.50		$95.79	$96.62	$92.49		$92.13	$97.95

Net investment income(a)	1.28		3.35	3.16	2.76		2.74	2.95
Net realized and unrealized gain (loss)(b)		(7.23)	(0.97)	(1.16)	3.73		(0.29)	(5.82)

Net increase (decrease) from investment operations		(5.95)	2.38	2.00	6.49		2.45	(2.87)

Distributions(c)
From net investment income		(1.29)	(3.12)	(2.83)	(2.36)		(2.09)	(2.81)
From net realized gain	—		(1.55)	—	—		—	—
Return of capital	—		—	—	—		—	(0.14)

Total distributions		(1.29)	(4.67)	(2.83)	(2.36)		(2.09)	(2.95)

Net asset value, end of period	$86.26		$93.50	$95.79	$96.62		$92.49	$92.13

Total Return
Based on net asset value	(6.44	)%(d)	2.63%	2.08%	7.11%		2.70%	(2.97)%

Ratios to Average Net Assets
Total expenses(e)	0.30	%(f)	0.30%	0.30%	0.30%		0.30%	0.30%

Total expenses after fees waived(e)	0.10	%(f)	0.10%	0.10%	0.10%		0.10%	0.11%

Net investment income	2.87	%(f)	3.59%	3.27%	2.91%		3.01%	3.12%

Supplemental Data
Net assets, end of period (000)	$271,726		$126,232	$215,530	$77,295		$32,372	$18,427

Portfolio turnover rate(g)(h)	2	%(d)	4%	2%	0	%(i)	2%	8%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Not annualized.
(e)	The Fund indirectly bears its proportionate share of fees and expenses incurred by the underlying fund in which the Fund is invested. This ratio does not include these indirect fees and expenses.
(f)	Annualized.
(g)	Portfolio turnover rate excludes in-kind transactions.
(h)

Portfolio turnover rate excludes the portfolio activity of the underlying fund in which the Fund is invested. See the underlying fund’s financial highlights for its respective portfolio turnover rates.

(i)	Rounds to less than 1%.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	21

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares Interest Rate Hedged High Yield Bond ETF
	Six Months Ended 04/30/20 (unaudited)		Year Ended 10/31/19	Year Ended 10/31/18		Year Ended 10/31/17	Year Ended 10/31/16		Year Ended 10/31/15

Net asset value, beginning of period	$87.86		$90.47	$91.78		$87.42	$87.66		$96.93

Net investment income(a)	2.26		5.51	4.98		4.57	4.86		4.80
Net realized and unrealized gain (loss)(b)		(8.84)	(2.92)	(1.46)		4.21	(0.94)		(9.29)

Net increase (decrease) from investment operations		(6.58)	2.59	3.52		8.78	3.92		(4.49)

Distributions(c)
From net investment income		(1.94)	(5.18)	(4.83)		(4.42)	(4.16)		(4.74)
Return of capital	—		(0.02)	—		—	—		(0.04)

Total distributions		(1.94)	(5.20)	(4.83)		(4.42)	(4.16)		(4.78)

Net asset value, end of period	$79.34		$87.86	$90.47		$91.78	$87.42		$87.66

Total Return
Based on net asset value	(7.61	)%(d)	3.00%	3.93%		10.26%	4.73%		(4.77)%

Ratios to Average Net Assets
Total expenses(e)	0.65	%(f)	0.65%	0.65%		0.65%	0.65%		0.65%

Total expenses after fees waived(e)	0.05	%(f)	0.05%	0.05%		0.05%	0.05%		0.06%

Net investment income	5.29	%(f)	6.22%	5.46%		5.04%	5.78%		5.21%

Supplemental Data
Net assets, end of period (000)	$67,441		$114,212	$416,178		$137,670	$30,596		$48,215

Portfolio turnover rate(g)(h)	0	%(d)	1%	0	%(i)	0%	0	%(i)	3%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Not annualized.
(e)	The Fund indirectly bears its proportionate share of fees and expenses incurred by the underlying fund in which the Fund is invested. This ratio does not include these indirect fees and expenses.
(f)	Annualized.
(g)	Portfolio turnover rate excludes in-kind transactions.
(h)

Portfolio turnover rate excludes the portfolio activity of the underlying fund in which the Fund is invested. See the underlying fund’s financial highlights for its respective portfolio turnover rates.

(i)	Rounds to less than 1%.

See notes to financial statements.

22	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (unaudited)

1.	ORGANIZATION

iShares U.S. ETF Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
Inflation Hedged Corporate Bond	Non-diversified
Interest Rate Hedged Corporate Bond	Diversified
Interest Rate Hedged High Yield Bond	Diversified

Currently each Fund seeks to achieve its investment objective by investing a substantial portion of its assets in an iShares fund (an “underlying fund”). The financial statements and schedules of investments for the underlying funds are included elsewhere in this report and should be read in conjunction with the Funds’ financial statements.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by each Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

Investment Transactions and Income Recognition: Investment transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions from the underlying funds, if any, are recognized on the ex-dividend date. Interest income is accrued daily.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. A fund determines the fair value of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with a policy approved by the Board as reflecting fair value. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Exchange-traded funds and closed-end funds traded on a recognized securities exchange are valued at that day’s last traded price or official closing price, as applicable, on the exchange where the fund is primarily traded. Funds traded on a recognized exchange for which there were no sales on that day may be valued at the last traded price.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.

•	Futures contract notional values are determined based on that day’s last reported settlement price on the exchange where the contract is traded.

•

Swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.

NOTES TO FINANCIAL STATEMENTS	23

Notes to Financial Statements  (unaudited) (continued)

If events (e.g., a company announcement, market volatility or a natural disaster) occur that are expected to materially affect the value of an investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with policies approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and the cost approach. Valuation techniques used under these approaches take into consideration inputs that include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other inputs, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates.

When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets for identical assets or liabilities;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The fair value hierarchy for each Fund’s investments is included in its schedule of investments. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of April 30, 2020, any securities on loan were collateralized by cash and/or U.S. government obligations. Cash collateral received was invested in money market funds managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates and is disclosed in the schedules of investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan for each Fund, if any ,are also disclosed in its schedule of investments. The market value of any securities on loan as of April 30, 2020 and the value of the related cash collateral are disclosed in the statements of assets and liabilities.

Securities lending transactions are entered into by a fund under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the fund can reinvest cash collateral received in connection with loaned securities.

The following table is a summary of the securities lending agreements by counterparty which are subject to offset under an MSLA as of April 30, 2020:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received	(a)	Non-Cash Collateral Received	Net Amount
Interest Rate Hedged Corporate Bond
Credit Suisse AG	$6,536,002	$6,536,002		$—	$—

24	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (unaudited) (continued)

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received	(a)	Non-Cash Collateral Received	Net Amount
Interest Rate Hedged High Yield Bond
BofA Securities, Inc.	$499,309	$499,309		$—	$—
Wells Fargo Securities LLC	29,452,581	29,452,581		—	—

	$29,951,890	$29,951,890		$—	$—

(a)

Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s statement of assets and liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.

5.	DERIVATIVE FINANCIAL INSTRUMENTS

Futures Contracts: U.S. Treasury futures are used by the iShares Inflation Hedged Corporate Bond ETF to mitigate the potential impact of interest rates on the performance of the bonds held by the Fund or its underlying fund. Futures contracts are standardized, exchange-traded agreements to buy or sell a specific quantity of an underlying instrument at a set price on a future date. Depending on the terms of a contract, a futures contract is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date.

Upon entering into a futures contract, a fund is required to pledge to the executing broker which holds segregated from its own assets, an amount of cash, U.S. government securities or other high-quality debt and equity securities equal to the minimum initial margin requirements of the exchange on which the contract is traded. Securities deposited as initial margin, if any, are designated in the schedule of investments and cash deposited, if any, is shown as cash pledged for futures contracts in the statement of assets and liabilities.

Pursuant to the contract, a fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation or depreciation and, if any, shown as variation margin receivable or payable on futures contracts in the statement of assets and liabilities. When the contract is closed, a realized gain or loss is recorded in the statement of operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. Losses may arise if the notional value of a futures contract decreases due to an unfavorable change in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and the assets underlying such contracts.

Swaps: Swaps are financial agreements to exchange cash flows in which one party pays a stream of interest payments, either fixed or floating, in exchange for another party’s stream of interest payments, either fixed or floating, on the same notional amount for a specified period of time. The iShares Inflation Hedged Corporate Bond ETF uses inflation swaps to mitigate the potential impact of inflation on the performance of the bonds held by the Fund or its underlying fund. The iShares Interest Rate Hedged Corporate Bond ETF and iShares Interest Rate Hedged High Yield Bond ETF use interest rate swaps to mitigate the potential impact of interest rates on the performance of the bonds held by each Fund or its underlying fund.

Swap agreements are privately negotiated in the over-the-counter market and may be entered into as a bilateral contract or centrally cleared (“centrally cleared swaps”). Each Fund enters into centrally cleared swaps.

In a centrally cleared swap, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (“CCP”) and the CCP becomes the Funds’ counterparty on the swap. Each Fund is required to interface with the CCP through a broker. Upon entering into a centrally cleared swap, each Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated on the schedule of investments and cash deposited is shown as cash pledged for centrally cleared swaps on the statement of assets and liabilities. The daily change in valuation of centrally cleared swaps is recorded as variation margin receivable or payable on centrally cleared swaps in the statement of assets and liabilities. Payments received from (paid to) the counterparty, including at termination, are recorded as realized gains (losses) in the statement of operations. Payments and receipts are amortized over the term of the contract as a realized gain (loss) in the statement of the operations.

Swap transactions involve, to varying degrees, elements of interest rate, credit and market risks in excess of the amounts recognized in the statement of assets and liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.

NOTES TO FINANCIAL STATEMENTS	25

Notes to Financial Statements  (unaudited) (continued)

6.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:

iShares ETF	Investment Advisory Fee
Inflation Hedged Corporate Bond	0.20%
Interest Rate Hedged Corporate Bond	0.30
Interest Rate Hedged High Yield Bond	0.65

Expense Waivers: A fund may incur its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). The total of the investment advisory fee and acquired fund fees and expenses is a fund’s total annual operating expenses.

For the iShares Inflation Hedged Corporate Bond ETF, BFA has contractually agreed to waive a portion of its investment advisory fee for the Fund through February 28, 2023 so that the Fund’s total annual operating expenses after fee waiver is equal to the acquired fund fees and expenses attributable to the Fund’s investment in the iShares iBoxx $ Investment Grade Corporate Bond ETF (“LQD”),after taking into account any fee waivers by LQD, plus 0.05%.

For the iShares Interest Rate Hedged Corporate Bond ETF, BFA has contractually agreed to waive a portion of its investment advisory fee for the Fund through February 28, 2022 so that the Fund’s total annual operating expenses after fee waiver is equal to the acquired fund fees and expenses attributable to the Fund’s investment in LQD, after taking into account any fee waivers by LQD, plus 0.10%.

For the iShares Interest Rate Hedged High Yield Bond ETF, BFA has contractually agreed to waive a portion of its investment advisory fee for the Fund through February 28, 2022 so that the Fund’s total annual operating expenses after fee waiver is equal to the acquired fund fees and expenses attributable to the Fund’s investment in the iShares iBoxx $ High Yield Corporate Bond ETF (“HYG”), after taking into account any fee waivers by HYG, plus 0.05%.

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, or its affiliates, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by each Fund is shown as securities lending income — affiliated — net in its statement of operations. For the six months ended April 30, 2020, the Funds paid BTC the following amounts for securities lending agent services:

iShares ETF	Fees Paid to BTC
Inflation Hedged Corporate Bond	$631
Interest Rate Hedged Corporate Bond	15,689
Interest Rate Hedged High Yield Bond	39,394

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

During the six month ended April 30, 2020, iShares Inflation Hedged Corporate Bond ETF received a reimbursement of $3,562 from an affiliate, which is included in payment by affiliate in the statements of operations, related to an operating event.

26	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (unaudited) (continued)

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends — affiliated in the statement of operations.

7.	PURCHASES AND SALES

For the six months ended April 30, 2020, purchases and sales of investments, excluding in-kind transactions and short-term investments, were as follows:

iShares ETF	Purchases	Sales
Inflation Hedged Corporate Bond	$368,218	$1,081,161
Interest Rate Hedged Corporate Bond	3,298,518	12,716,033
Interest Rate Hedged High Yield Bond	—	3,592,274

For the six months ended April 30, 2020, in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
Interest Rate Hedged Corporate Bond	$189,253,322	$40,029,372
Interest Rate Hedged High Yield Bond	—	34,602,371

8.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

Management has analyzed tax laws and regulations and their application to the Funds as of April 30, 2020, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

As of October 31, 2019, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:

iShares ETF	Non-Expiring
Inflation Hedged Corporate Bond	$23,976
Interest Rate Hedged Corporate Bond	9,006,965
Interest Rate Hedged High Yield Bond	5,070,240

As of April 30, 2020, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Inflation Hedged Corporate Bond	$6,183,987	$846,711	$(736,332)	$110,379
Interest Rate Hedged Corporate Bond	265,826,225	12,086,688	(11,152,113)	934,575
Interest Rate Hedged High Yield Bond	102,849,867	34,806	(10,640,864)	(10,606,058)

9.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

Market Risk: Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss a fund may suffer through holding market positions in the face of market movements. A fund is exposed to market risk by its investment in equity, fixed income and/or financial derivative instruments or by its investment in underlying funds. The fair value of securities held by a fund may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. The extent of a fund’s exposure to market risk is the market value of the investments held as shown in the fund’s schedule of investments.

NOTES TO FINANCIAL STATEMENTS	27

Notes to Financial Statements  (unaudited) (continued)

Changes in market interest rates or economic conditions may affect the value and/or liquidity of fixed income investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. Securities with longer durations tend to be more sensitive to interest rate changes, usually making their prices more volatile than those of securities with shorter durations. Given the environment of historically low interest rates, a fund may be subject to a greater risk of price losses if interest rates rise.

An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund’s investments. The impact of the pandemic may be short term or may last for an extended period of time.

Credit Risk: Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose a fund to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of a fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

High yield securities that are rated below investment-grade (commonly referred to as “junk bonds”) or are unrated may be deemed speculative, involve greater levels of risk than higher-rated securities of similar maturity and are more likely to default. High yield securities may be issued by less creditworthy issuers, and issuers of high yield securities may be unable to meet their interest or principal payment obligations. High yield securities are subject to extreme price fluctuations, may be less liquid than higher rated fixed-income securities, even under normal economic conditions, and frequently have redemption features.

10.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

Transactions in capital shares were as follows:

	Six Months Ended 04/30/20		Year Ended 10/31/19
iShares ETF	Shares	Amount	Shares	Amount

Inflation Hedged Corporate Bond
Shares redeemed	—	$—	(100,000)	$(2,467,730)

Interest Rate Hedged Corporate Bond
Shares sold	2,250,000	$191,353,676	1,100,000	$101,230,335
Shares redeemed	(450,000)	(40,812,243)	(2,000,000)	(186,887,781)

Net increase(decrease)	1,800,000	$150,541,433	(900,000)	$(85,657,446)

Interest Rate Hedged High Yield Bond
Shares sold	—	$—	550,000	$49,117,336
Shares redeemed	(450,000)	(35,800,536)	(3,850,000)	(335,606,545)

Net decrease	(450,000)	$(35,800,536)	(3,300,000)	$(286,489,209)

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the statement of assets and liabilities.

28	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (unaudited) (continued)

11.	LEGAL PROCEEDINGS

On June 16, 2016, investors in certain iShares funds (iShares Core S&P Small-Cap ETF, iShares Russell 1000 Growth ETF, iShares Core S&P 500 ETF, iShares Russell Mid-Cap Growth ETF, iShares Russell Mid-Cap ETF, iShares Russell Mid-Cap Value ETF, iShares Select Dividend ETF, iShares Morningstar Mid-Cap ETF, iShares Morningstar Large-Cap ETF, iShares U.S. Aerospace & Defense ETF and iShares Preferred and Income Securities ETF) filed a class action lawsuit against iShares Trust, BlackRock, Inc. and certain of its advisory affiliates, and certain directors/trustees and officers of the Funds (collectively, “Defendants”) in California State Court. The lawsuit alleges the Defendants violated federal securities laws by failing to adequately disclose in the prospectuses issued by the funds noted above the risks of using stop-loss orders in the event of a ‘flash crash’, such as the one that occurred on May 6, 2010. On September 18, 2017, the court issued a Statement of Decision holding that the Plaintiffs lack standing to assert their claims. On October 11, 2017, the court entered final judgment dismissing all of the Plaintiffs’ claims with prejudice. In an opinion dated January 23, 2020, the California Court of Appeal affirmed the dismissal of Plaintiffs’ claims. On March 3, 2020, plaintiffs filed a petition for review by the California Supreme Court. On May 27, 2020, the California Supreme Court denied Plaintiff’s petition for review. Plaintiff may choose to petition the U.S. Supreme Court for further review.

12.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

NOTES TO FINANCIAL STATEMENTS	29

Statement Regarding Liquidity Risk Management Program  (unaudited)

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Board of Trustees (the “Board”) of iShares Inflation Hedged Corporate Bond ETF, iShares Interest Rate Hedged Corporate Bond ETF and iShares Interest Rate Hedged High Yield Bond ETF met on December 3, 2019 (the “Meeting”) to review the liquidity risk management program (the “Program”) applicable to the iShares Funds (each, a “Fund”) pursuant to the Liquidity Rule. The Board has appointed BlackRock Fund Advisors (“BlackRock”), the investment adviser to the Funds, as the program administrator for each Fund’s Program, as applicable. BlackRock has delegated oversight of the Program to the 40 Act Liquidity Risk Management Committee (the “Committee”). At the Meeting, the Committee, on behalf of BlackRock, provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including the operation of each Fund’s Highly Liquid Investment Minimum (“HLIM”) where applicable, and any material changes to the Program (the “Report”). The Report covered the period from December 1, 2018 through September 30, 2019 (the “Program Reporting Period”).

The Report described the Program’s liquidity classification methodology for categorizing a Fund’s investments (including derivative transactions) into one of four liquidity buckets. It also described BlackRock’s methodology in establishing a Fund’s HLIM and noted that the Committee reviews and ratifies the HLIM assigned to each Fund no less frequently than annually.

The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing a Fund’s liquidity risk, as follows:

a)

The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed whether each Fund’s investment strategy is appropriate for an open-end fund structure with a focus on Funds with more significant and consistent holdings of less liquid and illiquid assets. The Committee also factored a Fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account. A factor for consideration under the Liquidity Rule is a Fund’s use of borrowings for investment purposes. However, the Funds do not borrow for investment purposes. Derivative exposure was considered in the calculation of liquidity classification.

b)

Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed historical redemption activity and used this information as a component to establish each ETF’s reasonably anticipated trading size. The Committee may also take into consideration a Fund’s shareholder ownership concentration (which, depending on product type and distribution channel, may or may not be available), a Fund’s distribution channels, and the degree of certainty associated with a Fund’s short-term and long-term cash flow projections.

c)

Holdings of cash and cash equivalents, as well as borrowing arrangements. The Committee considered that ETFs generally do not hold more than de minimus amounts of cash. Funds may borrow for temporary or emergency purposes, including to meet payments due from redemptions or to facilitate the settlement of securities or other transactions.

d)

The relationship between an ETF’s portfolio liquidity and the way in which, and the prices and spreads at which, ETF shares trade, including the efficiency of the arbitrage function and the level of active participation by market participants, including authorized participants. The Committee monitored the prevailing bid/ask spread and the ETF price premium (or discount) to NAV for all ETFs and reviewed any persistent deviations from long-term averages.

e)

The effect of the composition of baskets on the overall liquidity of an ETF’s portfolio. In reviewing the linkage between the composition of baskets accepted by an ETF and any significant change in the liquidity profile of such ETF, the Committee reviewed changes in the proportion of each ETF’s portfolio comprised of less liquid and illiquid holdings to determine if applicable thresholds were met requiring enhanced review.

There were no material changes to the Program during the Program Reporting Period. The Report provided to the Board stated that the Committee concluded that based on the operation of the functions, as described in the Report, the Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.

30	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information  (unaudited)

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are being provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each fund’s investment experience during the year and may be subject to changes based on tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
Inflation Hedged Corporate Bond	$0.402841	$—	$—	$0.402841	100%	—%	—%	100%
Interest Rate Hedged Corporate Bond	1.289718	—	—	1.289718	100	—	—	100
Interest Rate Hedged High Yield Bond	1.936563	—	—	1.936563	100	—	—	100

SUPPLEMENTAL INFORMATION	31

General Information

Electronic Delivery

Shareholders can sign up for email notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to icsdelivery.com.

•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The iShares Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, and for reporting periods ended prior to March 31, 2019, filed such information on Form N-Q. The iShares Funds’ Forms N-Q are available on the SEC’s website at sec.gov. The iShares Funds also disclose their complete schedule of portfolio holdings on a daily basis on the iShares website at iShares.com.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at iShares.com; and (3) on the SEC website at sec.gov.

32	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Glossary of Terms Used in this Report

Portfolio Abbreviations — Fixed Income

CPI	Consumer Price Index

LIBOR	London Interbank Offered Rate

GLOSSARY OF TERMS USED IN THIS REPORT	33

Additional Financial Information

Schedules of Investments (Unaudited)

April 30, 2020

Statements of Assets and Liabilities (Unaudited)

April 30, 2020

Audited Financial Statements

February 28, 2020

iShares Trust

iShares iBoxx $ High Yield Corporate Bond ETF  |  HYG  |  NYSE Arca

iShares iBoxx $ Investment Grade Corporate Bond ETF  |  LQD  |  NYSE Arca

Schedule of Investments (unaudited) April 30, 2020	iShares® iBoxx $ High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.6%
Lamar Media Corp.
3.75%, 02/15/28 (Call 02/15/23)(a)	$14,276	$13,133,920
4.00%, 02/15/30 (Call 02/15/25)(a)	10,036	9,213,308
5.00%, 05/01/23 (Call 05/01/20)(b)	13,860	13,860,000
5.75%, 02/01/26 (Call 02/01/21)(b)	15,792	16,101,523
Outfront Media Capital LLC/Outfront Media Capital Corp.
4.63%, 03/15/30 (Call 03/15/25)(a)(b)	12,899	11,811,185
5.00%, 08/15/27 (Call 08/15/22)(a)(b)	15,825	14,875,500
5.63%, 02/15/24 (Call 02/15/21)(b)	13,473	13,438,021
Terrier Media Buyer Inc., 8.88%, 12/15/27 (Call 12/15/22)(a)	24,430	20,154,750

		112,588,207

Aerospace & Defense — 2.8%
Bombardier Inc.
5.75%, 03/15/22(a)(b)	15,368	11,416,541
6.00%, 10/15/22 (Call 05/29/20)(a)(b)	28,415	21,027,100
6.13%, 01/15/23(a)(b)	30,102	21,372,420
7.50%, 12/01/24 (Call 12/01/20)(a)	22,767	15,125,826
7.50%, 03/15/25 (Call 03/15/21)(a)(b)	34,590	22,310,550
7.88%, 04/15/27 (Call 04/15/22)(a)(b)	46,510	30,115,225
8.75%, 12/01/21(a)(b)	24,557	20,492,817
Howmet Aerospace Inc.
5.13%, 10/01/24 (Call 07/01/24)	30,370	29,269,087
5.40%, 04/15/21 (Call 01/15/21)	11,852	12,092,003
5.87%, 02/23/22	16,714	17,006,495
6.88%, 05/01/25 (Call 04/01/25)	8,050	8,211,000
Signature Aviation U.S. Holdings Inc.
4.00%, 03/01/28 (Call 03/01/23)(a)(b)	15,448	13,285,280
5.38%, 05/01/26 (Call 05/01/21)(a)	13,484	12,438,990
Spirit AeroSystems Inc.
4.60%, 06/15/28 (Call 03/15/28)(b)	10,187	8,200,535
7.50%, 04/15/25 (Call 04/15/22)(a)	6,537	6,438,945
SSL Robotics LLC, 9.75%, 12/31/23 (Call 12/15/21)(a)(b)	24,320	25,827,840
TransDigm Inc.
5.50%, 11/15/27 (Call 11/15/22)(a)(b)	62,119	52,490,555
6.25%, 03/15/26 (Call 03/15/22)(a)	103,098	100,790,667
6.38%, 06/15/26 (Call 06/15/21)(b)	23,220	19,867,496
6.50%, 07/15/24 (Call 07/15/20)(b)	28,802	26,313,219
6.50%, 05/15/25 (Call 05/15/20)(b)	19,422	17,382,690
7.50%, 03/15/27 (Call 03/15/22)(b)	13,070	11,681,313
8.00%, 12/15/25 (Call 04/08/22)(a)	21,360	22,214,400
TransDigm UK Holdings PLC, 6.88%, 05/15/26 (Call 05/15/21)(b)	12,478	10,855,860
Triumph Group Inc.
6.25%, 09/15/24 (Call 09/15/20)(a)(b)	13,170	10,440,298
7.75%, 08/15/25 (Call 08/15/20)(b)	12,792	8,422,764

		555,089,916

Agriculture — 0.4%
JBS Investments GmbH, 6.25%, 02/05/23 (Call 02/05/21)(a)(b)	10,219	10,209,875
JBS Investments II GmbH
5.75%, 01/15/28 (Call 07/30/22)(a)(b)	17,571	16,714,414
7.00%, 01/15/26 (Call 01/15/22)(a)	21,947	22,781,425

Security	Par (000)	Value

Agriculture (continued)
Vector Group Ltd.
6.13%, 02/01/25 (Call 02/01/21)(a)	$21,651	$21,001,470
10.50%, 11/01/26 (Call 11/01/21)(a)	12,608	11,711,395

		82,418,579

Airlines — 0.2%
Air Canada, 7.75%, 04/15/21(a)(b)	5,021	4,882,923
American Airlines Group Inc.
3.75%, 03/01/25(a)	11,196	5,234,130
5.00%, 06/01/22(a)	18,658	10,588,415
United Airlines Holdings Inc., 4.25%, 10/01/22	12,017	9,853,940

		30,559,408

Apparel — 0.3%
Hanesbrands Inc.
4.63%, 05/15/24 (Call 02/15/24)(a)	21,815	21,821,817
4.88%, 05/15/26 (Call 02/15/26)(a)(b)	21,764	21,894,040
5.38%, 05/15/25 (Call 05/15/22)(a)	5,090	5,090,000
Levi Strauss & Co.
5.00%, 05/01/25 (Call 05/01/20)(b)	1,800	1,816,470
5.00%, 05/01/25 (Call 05/01/20)(a)	8,375	8,451,631

		59,073,958

Auto Manufacturers — 1.1%
Allison Transmission Inc.
4.75%, 10/01/27 (Call 10/01/22)(a)	9,333	8,651,358
5.00%, 10/01/24 (Call 10/01/20)(a)	24,263	23,398,630
5.88%, 06/01/29 (Call 06/01/24)(a)(b)	11,389	11,041,977
Fiat Chrysler Automobiles NV, 5.25%, 04/15/23(b)	35,621	35,435,771
Ford Motor Co.
8.50%, 04/21/23	18,895	18,918,619
9.00%, 04/22/25 (Call 03/22/25)	23,220	22,581,450
9.63%, 04/22/30 (Call 01/22/30)	5,785	5,767,009
Jaguar Land Rover Automotive PLC
4.50%, 10/01/27 (Call 07/01/27)(a)(b)	11,915	7,387,300
5.63%, 02/01/23 (Call 02/01/21)(a)(b)	12,197	9,834,929
Navistar International Corp.
6.63%, 11/01/25 (Call 11/01/20)(a)	26,677	22,847,516
9.50%, 05/01/25 (Call 04/21/22)(a)	9,063	9,516,150
Tesla Inc., 5.30%, 08/15/25 (Call 08/15/20)(a)	43,869	42,772,275

		218,152,984

Auto Parts & Equipment — 1.1%
Adient Global Holdings Ltd., 4.88%, 08/15/26 (Call 08/15/21)(a)(b)	21,996	16,408,971
Adient U.S. LLC
7.00%, 05/15/26 (Call 05/15/22)(a)(b)	19,601	19,503,055
9.00%, 04/15/25 (Call 04/15/22)(a)	3,992	4,161,660
American Axle & Manufacturing Inc.
6.25%, 04/01/25 (Call 04/01/21)(b)	16,996	12,840,988
6.25%, 03/15/26 (Call 03/15/21)(b)	8,409	6,264,705
6.50%, 04/01/27 (Call 04/01/22)	11,549	8,547,030
6.63%, 10/15/22 (Call 10/15/20)	923	775,320
Dana Financing Luxembourg Sarl, 5.75%, 04/15/25 (Call 04/15/21)(a)(b)	9,029	8,146,415
Dana Inc., 5.50%, 12/15/24 (Call 12/15/20)(b)	10,761	10,061,535
Goodyear Tire & Rubber Co. (The)
4.88%, 03/15/27 (Call 12/15/26)(b)	17,439	15,041,138
5.00%, 05/31/26 (Call 05/31/21)(b)	20,096	17,441,318
5.13%, 11/15/23 (Call 11/15/20)(b)	24,769	23,221,433

2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® iBoxx $ High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Auto Parts & Equipment (continued)
Panther BF Aggregator 2 LP/Panther Finance Co. Inc.
6.25%, 05/15/26 (Call 05/15/22)(a)(b)	$24,136	$24,292,884
8.50%, 05/15/27 (Call 05/15/22)(a)(b)	45,558	38,610,405

		205,316,857

Banks — 1.1%
CIT Group Inc.
4.13%, 03/09/21 (Call 02/09/21)(b)	5,250	5,159,752
4.75%, 02/16/24 (Call 11/16/23)	11,557	11,110,574
5.00%, 08/15/22	29,427	28,997,857
5.00%, 08/01/23(b)	20,752	20,311,435
5.25%, 03/07/25 (Call 12/07/24)(b)	11,234	11,217,992
6.13%, 03/09/28(b)	8,479	8,709,965
Deutsche Bank AG, 4.30%, 05/24/28 (Call 05/24/23)(b)(c)	36,052	32,176,410
Deutsche Bank AG/New York NY, 4.88%, 12/01/32 (Call 12/01/27)(b)(c)	23,366	20,982,825
Fifth Third Bancorp., 5.10%, (Call 06/30/23)(b)(c)(d)	14,601	12,820,354
Freedom Mortgage Corp.
8.13%, 11/15/24 (Call 11/15/20)(a)(b)	9,939	8,216,858
8.25%, 04/15/25 (Call 04/15/21)(a)(b)	16,713	14,206,050
Intesa Sanpaolo SpA, 5.02%, 06/26/24(a)	48,247	48,998,572

		222,908,644

Building Materials — 0.7%
Builders FirstSource Inc.
5.00%, 03/01/30 (Call 03/01/25)(a)	9,722	8,373,073
6.75%, 06/01/27 (Call 06/01/22)(a)(b)	7,525	7,750,750
Griffon Corp., 5.75%, 03/01/28 (Call 03/01/23)	15,235	14,473,250
Standard Industries Inc./NJ
4.75%, 01/15/28 (Call 01/15/23)(a)(b)	24,149	23,781,935
5.00%, 02/15/27 (Call 02/15/22)(a)(b)	11,419	11,454,627
5.38%, 11/15/24 (Call 11/15/20)(a)(b)	24,285	24,443,156
5.50%, 02/15/23 (Call 02/15/21)(a)(b)	434	434,000
6.00%, 10/15/25 (Call 10/15/20)(a)(b)	26,680	27,547,100
Summit Materials LLC/Summit Materials Finance Corp., 6.13%, 07/15/23 (Call 07/15/20)(b)	16,353	16,368,535

		134,626,426

Chemicals — 1.5%
Ashland LLC, 4.75%, 08/15/22 (Call 05/15/22)(b)	352	366,606
Blue Cube Spinco LLC
9.75%, 10/15/23 (Call 10/15/20)(b)	17,723	18,476,227
10.00%, 10/15/25 (Call 10/15/20)(b)	12,635	13,393,100
CF Industries Inc., 3.45%, 06/01/23(b)	19,717	19,904,992
Chemours Co. (The)
5.38%, 05/15/27 (Call 02/15/27)(b)	11,935	9,999,620
6.63%, 05/15/23 (Call 05/15/20)	21,909	20,496,899
7.00%, 05/15/25 (Call 05/15/20)(b)	17,913	16,888,735
NOVA Chemicals Corp.
4.88%, 06/01/24 (Call 03/03/24)(a)	24,730	22,091,722
5.00%, 05/01/25 (Call 01/31/25)(a)	10,675	9,020,375
5.25%, 08/01/23 (Call 08/01/20)(a)(b)	11,283	10,493,190
5.25%, 06/01/27 (Call 03/03/27)(a)	25,262	20,209,600
OCINV
5.25%, 11/01/24 (Call 11/01/21)(a)	14,483	14,312,535
6.63%, 04/15/23 (Call 04/15/21)(a)(b)	15,933	16,091,374
Olin Corp.
5.00%, 02/01/30 (Call 02/01/24)(b)	12,338	10,903,708
5.13%, 09/15/27 (Call 03/15/22)(b)	13,183	12,128,360
5.63%, 08/01/29 (Call 08/01/24)(b)	17,926	16,240,060
PolyOne Corp., 5.75%, 05/15/25 (Call 05/15/22)(a)	4,135	4,186,688

Security	Par (000)	Value

Chemicals (continued)
Tronox Finance PLC, 5.75%, 10/01/25 (Call 10/01/20)(a)(b)	$11,322	$10,290,792
Tronox Inc.
6.50%, 05/01/25 (Call 05/01/22)(a)	1,130	1,137,063
6.50%, 04/15/26 (Call 04/15/21)(a)(b)	13,839	12,506,996
Valvoline Inc.
4.25%, 02/15/30 (Call 02/15/25)(a)	14,819	14,411,478
4.38%, 08/15/25 (Call 08/15/20)	10,054	10,154,540
WR Grace & Co.-Conn, 5.13%, 10/01/21(a)(b)	15,830	15,928,937

		299,633,597

Commercial Services — 4.2%
ADT Security Corp. (The)
3.50%, 07/15/22	26,992	26,401,747
4.13%, 06/15/23(b)	17,399	17,106,697
6.25%, 10/15/21(b)	20,129	20,606,808
Allied Universal Holdco LLC/Allied Universal Finance Corp.
6.63%, 07/15/26 (Call 07/15/22)(a)(b)	37,339	38,645,865
9.75%, 07/15/27 (Call 07/15/22)(a)(b)	24,603	25,156,568
APX Group Inc.
6.75%, 02/15/27 (Call 02/15/23)(a)	14,402	12,210,838
7.63%, 09/01/23 (Call 09/01/20)(b)	10,049	8,005,033
7.88%, 12/01/22 (Call 12/01/20)	16,914	16,117,520
Avis Budget Car Rental LLC/Avis Budget Finance Inc., 5.75%, 07/15/27 (Call 07/15/22)(a)(b)	11,809	6,863,981
Garda World Security Corp.
4.63%, 02/15/27 (Call 02/15/23)(a)	10,859	10,560,378
9.50%, 11/01/27 (Call 11/01/22)(a)(b)	15,468	15,595,869
Herc Holdings Inc., 5.50%, 07/15/27 (Call 07/15/22)(a)	29,045	27,411,219
Hertz Corp. (The)
5.50%, 10/15/24 (Call 10/15/20)(a)(b)	14,030	2,932,270
6.00%, 01/15/28 (Call 01/15/23)(a)(b)	16,360	2,822,100
6.25%, 10/15/22 (Call 10/15/20)(b)	11,707	2,780,413
7.13%, 08/01/26 (Call 08/01/22)(a)	8,142	1,709,820
Jaguar Holding Co. II/Pharmaceutical Product Development LLC, 6.38%, 08/01/23 (Call 08/01/20)(a)	28,628	29,200,560
MPH Acquisition Holdings LLC, 7.13%, 06/01/24 (Call 06/01/20)(a)(b)	38,727	34,562,221
Nielsen Co Luxembourg Sarl/The
5.00%, 02/01/25 (Call 02/01/21)(a)(b)	12,793	12,301,109
5.50%, 10/01/21 (Call 05/29/20)(a)	12,157	11,989,841
Nielsen Finance LLC/Nielsen Finance Co., 5.00%, 04/15/22 (Call 04/15/21)(a)(b)	55,009	54,118,954
Prime Security Services Borrower LLC/Prime Finance Inc.
5.25%, 04/15/24(a)(b)	20,694	20,286,535
5.75%, 04/15/26(a)(b)	26,303	25,850,588
6.25%, 01/15/28 (Call 01/15/23)(a)	32,235	28,924,466
Refinitiv U.S. Holdings Inc.
6.25%, 05/15/26 (Call 11/15/21)(a)(b)	31,382	33,467,962
8.25%, 11/15/26 (Call 11/15/21)(a)	37,853	41,117,821
Service Corp. International/U.S.
4.63%, 12/15/27 (Call 12/15/22)(b)	11,970	12,241,599
5.13%, 06/01/29 (Call 06/01/24)(b)	15,942	16,699,245
5.38%, 05/15/24 (Call 05/15/20)(b)	19,977	20,334,930
ServiceMaster Co. LLC (The), 5.13%, 11/15/24 (Call 11/15/20)(a)	15,421	15,652,315
United Rentals North America Inc. 3.88%, 11/15/27 (Call 11/15/22)	17,008	16,710,360

SCHEDULES OF INVESTMENTS

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® iBoxx $ High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Commercial Services (continued)
4.00%, 07/15/30 (Call 07/15/25)(b)	$17,512	$16,473,789
4.63%, 10/15/25 (Call 10/15/20)(b)	18,206	17,831,535
4.88%, 01/15/28 (Call 01/15/23)(b)	38,955	38,817,166
5.25%, 01/15/30 (Call 01/15/25)(b)	16,997	16,966,648
5.50%, 07/15/25 (Call 07/15/20)(b)	21,894	22,167,675
5.50%, 05/15/27 (Call 05/15/22)(b)	23,612	23,760,347
5.88%, 09/15/26 (Call 09/15/21)	23,086	23,702,858
6.50%, 12/15/26 (Call 12/15/21)(b)	26,509	27,577,692
Verscend Escrow Corp., 9.75%, 08/15/26 (Call 08/15/21)(a)(b)	27,065	28,170,153

		823,853,495

Computers — 1.4%
Banff Merger Sub Inc., 9.75%, 09/01/26 (Call 09/01/21)(a)(b)	36,017	32,325,258
Dell Inc., 4.63%, 04/01/21(b)	2,774	2,794,219
Dell International LLC/EMC Corp.
5.88%, 06/15/21 (Call 06/15/20)(a)(b)	17,595	17,632,775
7.13%, 06/15/24 (Call 06/15/20)(a)(b)	39,506	41,135,622
EMC Corp., 3.38%, 06/01/23 (Call 03/01/23)(b)	26,866	26,731,670
Exela Intermediate LLC/Exela Finance Inc., 10.00%, 07/15/23 (Call 07/15/20)(a)(b)	13,981	2,442,481
NCR Corp.
5.00%, 07/15/22 (Call 07/15/20)	14,300	14,264,250
5.75%, 09/01/27 (Call 09/01/22)(a)(b)	11,755	11,784,388
6.13%, 09/01/29 (Call 09/01/24)(a)(b)	14,065	14,062,187
6.38%, 12/15/23 (Call 12/15/20)(b)	18,793	19,051,404
8.13%, 04/15/25 (Call 04/15/22)(a)	8,580	9,094,800
Vericast Corp.
8.38%, 08/15/22 (Call 02/15/21)(a)(b)	13,506	9,791,850
9.25%, 03/01/21 (Call 05/29/20)(a)(b)	4,619	4,620,239
Vericast Corp./Harland Clarke/Checks in the Mail/Valassis Comm/Valassis Direct, 12.50%, 05/01/24 (Call 12/20/20)(a)(b)	6,635	6,800,807
Western Digital Corp., 4.75%, 02/15/26 (Call 11/15/25)(b)	54,655	55,867,248

		268,399,198

Cosmetics & Personal Care — 0.3%
Avon International Capital PLC, 6.50%, 08/15/22 (Call 08/15/20)(a)	9,981	9,391,497
Avon International Operations Inc., 7.88%, 08/15/22 (Call 08/15/20)(a)(b)	10,703	10,442,061
Avon Products Inc., 7.00%, 03/15/23	12,578	11,980,545
Edgewell Personal Care Co.
4.70%, 05/19/21(b)	6,707	6,767,766
4.70%, 05/24/22(b)	13,751	13,877,051

		52,458,920

Distribution & Wholesale — 0.5%
American Builders & Contractors Supply Co. Inc.
4.00%, 01/15/28 (Call 01/15/23)(a)(b)	16,936	16,179,130
5.88%, 05/15/26 (Call 05/15/21)(a)(b)	14,769	14,777,271
Anixter Inc., 5.13%, 10/01/21(b)	6,390	6,490,110
Performance Food Group Inc., 5.50%, 10/15/27 (Call 10/15/22)(a)(b)	26,714	25,533,508
Wolverine Escrow LLC
8.50%, 11/15/24 (Call 11/15/21)(a)	16,511	11,310,035
9.00%, 11/15/26 (Call 11/15/22)(a)(b)	20,514	14,272,698
13.13%, 11/15/27 (Call 11/15/22)(a)(b)	12,419	7,314,791

		95,877,543

Security	Par (000)	Value

Diversified Financial Services — 2.7%
AerCap Holdings NV, 5.88%, 10/10/79 (Call 10/10/24)(c)	$16,016	$10,637,294
Ally Financial Inc., 5.75%, 11/20/25 (Call 10/20/25)(b)	26,017	26,561,640
Credit Acceptance Corp.
5.13%, 12/31/24 (Call 12/31/21)(a)(b)	10,059	8,960,892
6.63%, 03/15/26 (Call 03/15/22)	9,891	8,901,900
LPL Holdings Inc.
4.63%, 11/15/27 (Call 11/15/22)(a)	10,124	9,605,145
5.75%, 09/15/25 (Call 03/15/21)(a)(b)	22,383	22,103,212
Nationstar Mortgage Holdings Inc.
6.00%, 01/15/27 (Call 01/15/23)(a)(b)	14,725	12,663,500
8.13%, 07/15/23 (Call 07/15/20)(a)	23,622	22,677,120
9.13%, 07/15/26 (Call 07/15/21)(a)(b)	17,878	17,100,259
Navient Corp.
5.00%, 03/15/27 (Call 09/15/26)(b)	17,629	14,887,690
5.50%, 01/25/23(b)	25,497	23,520,982
5.88%, 10/25/24(b)	11,020	9,943,140
6.13%, 03/25/24(b)	20,288	18,616,472
6.50%, 06/15/22	24,973	24,022,528
6.63%, 07/26/21	8,669	8,625,655
6.75%, 06/25/25	11,414	10,557,950
6.75%, 06/15/26	11,556	10,507,871
7.25%, 01/25/22(b)	18,982	18,602,360
7.25%, 09/25/23	12,482	11,951,515
Quicken Loans Inc.
5.25%, 01/15/28 (Call 01/15/23)(a)(b)	24,171	23,685,163
5.75%, 05/01/25 (Call 05/01/20)(a)(b)	30,026	29,425,480
Springleaf Finance Corp.
5.38%, 11/15/29 (Call 05/15/29)	19,063	15,955,538
5.63%, 03/15/23(b)	21,333	20,067,243
6.13%, 05/15/22	23,632	23,336,600
6.13%, 03/15/24 (Call 09/15/23)	31,085	29,118,874
6.63%, 01/15/28 (Call 07/15/27)	18,552	16,372,140
6.88%, 03/15/25(b)	28,182	26,528,421
7.13%, 03/15/26(b)	37,291	34,727,244
7.75%, 10/01/21(b)	12,557	12,424,157

		522,087,985

Electric — 2.8%
AES Corp. (The)
4.00%, 03/15/21(b)	6,290	6,293,318
4.50%, 03/15/23 (Call 03/15/21)(b)	13,596	13,672,410
4.88%, 05/15/23 (Call 05/15/20)(b)	15,259	15,370,391
5.13%, 09/01/27 (Call 09/01/22)(b)	14,251	14,749,785
5.50%, 04/15/25 (Call 04/15/21)(b)	12,775	13,190,187
6.00%, 05/15/26 (Call 05/15/21)(b)	12,638	13,269,900
Calpine Corp.
4.50%, 02/15/28 (Call 02/15/23)(a)(b)	29,733	28,847,551
5.13%, 03/15/28 (Call 03/15/23)(a)	32,508	31,695,300
5.25%, 06/01/26 (Call 06/01/21)(a)(b)	28,043	28,612,273
5.50%, 02/01/24 (Call 02/01/21)(b)	15,184	15,259,920
5.75%, 01/15/25 (Call 10/15/20)(b)	27,984	27,969,784
Clearway Energy Operating LLC
4.75%, 03/15/28 (Call 03/15/23)(a)(b)	13,572	13,813,626
5.75%, 10/15/25 (Call 10/15/21)(b)	14,347	14,889,317
DPL Inc.
4.35%, 04/15/29 (Call 01/15/29)(a)	593	578,365
4.35%, 04/15/29 (Call 01/15/29)(b)	6,279	6,124,034
NextEra Energy Operating Partners LP
3.88%, 10/15/26 (Call 07/15/26)(a)(b)	12,574	12,420,597
4.25%, 07/15/24 (Call 04/15/24)(a)(b)	16,008	16,128,060

2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® iBoxx $ High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
4.25%, 09/15/24 (Call 07/15/24)(a)(b)	$12,381	$12,564,239
4.50%, 09/15/27 (Call 06/15/27)(a)(b)	13,036	13,378,195
NRG Energy Inc.
5.25%, 06/15/29 (Call 06/15/24)(a)(b)	17,666	19,049,778
5.75%, 01/15/28 (Call 01/15/23)(b)	20,002	21,513,489
6.63%, 01/15/27 (Call 07/15/21)(b)	30,184	32,157,297
7.25%, 05/15/26 (Call 05/15/21)(b)	25,501	27,413,575
Talen Energy Supply LLC
6.50%, 06/01/25 (Call 06/01/20)(b)	14,161	9,771,090
6.63%, 01/15/28 (Call 01/15/23)(a)	8,455	8,011,112
7.25%, 05/15/27 (Call 05/15/22)(a)(b)	18,284	18,284,000
10.50%, 01/15/26 (Call 01/15/22)(a)	16,002	13,085,748
Vistra Energy Corp., 5.88%, 06/01/23 (Call 06/01/20)(b)	10,692	10,750,779
Vistra Operations Co. LLC
5.00%, 07/31/27 (Call 07/31/22)(a)(b)	30,539	31,184,900
5.50%, 09/01/26 (Call 09/01/21)(a)(b)	24,285	24,992,585
5.63%, 02/15/27 (Call 02/15/22)(a)(b)	31,485	32,980,537

		548,022,142

Electrical Components & Equipment — 0.3%
Energizer Holdings Inc.
5.50%, 06/15/25 (Call 06/15/20)(a)(b)	15,764	16,071,398
6.38%, 07/15/26 (Call 07/15/21)(a)(b)	18,207	18,933,460
7.75%, 01/15/27 (Call 01/15/22)(a)(b)	14,531	15,392,688

		50,397,546

Electronics — 0.2%
Sensata Technologies BV
4.38%, 02/15/30 (Call 11/15/29)(a)(b)	10,789	10,627,165
4.88%, 10/15/23(a)(b)	9,890	9,942,982
5.00%, 10/01/25(a)(b)	17,481	17,427,683
5.63%, 11/01/24(a)	9,740	9,891,511

		47,889,341

Energy – Alternate Sources — 0.2%
TerraForm Power Operating LLC
4.25%, 01/31/23 (Call 10/31/22)(a)	11,301	11,577,874
4.75%, 01/15/30 (Call 01/15/25)(a)	17,380	17,825,276
5.00%, 01/31/28 (Call 07/31/27)(a)(b)	15,800	16,510,684

		45,913,834

Engineering & Construction — 0.3%
AECOM
5.13%, 03/15/27 (Call 12/15/26)(b)	20,899	21,199,319
5.88%, 10/15/24 (Call 07/15/24)(b)	18,126	19,285,611
Brand Industrial Services Inc., 8.50%, 07/15/25 (Call 07/15/20)(a)(b)	24,784	18,330,692

		58,815,622

Entertainment — 2.4%
AMC Entertainment Holdings Inc.
5.75%, 06/15/25 (Call 06/15/20)(b)	10,264	2,412,040
5.88%, 11/15/26 (Call 11/15/21)(b)	10,367	2,264,542
6.13%, 05/15/27 (Call 05/15/22)(b)	7,389	1,618,191
10.50%, 04/15/25 (Call 04/15/22)(a)	8,435	7,433,344
Caesars Resort Collection LLC/CRC Finco Inc., 5.25%, 10/15/25 (Call 10/15/20)(a)(b)	40,570	31,848,261
Cedar Fair LP, 5.25%, 07/15/29 (Call 07/15/24)(a)(b)	12,054	10,326,260
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp., 5.38%, 06/01/24 (Call 06/01/20)(b)	11,173	10,400,015

Security	Par (000)	Value

Entertainment (continued)
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op
5.38%, 04/15/27 (Call 04/15/22)(b)	$13,334	$11,867,260
5.50%, 05/01/25 (Call 05/01/22)(a)	11,142	11,142,000
Churchill Downs Inc.
4.75%, 01/15/28 (Call 01/15/23)(a)(b)	13,228	12,306,008
5.50%, 04/01/27 (Call 04/01/22)(a)	15,301	14,722,316
Cinemark USA Inc.
4.88%, 06/01/23 (Call 06/01/20)(b)	19,167	16,100,280
5.13%, 12/15/22 (Call 12/15/20)(b)	8,974	7,560,595
Eldorado Resorts Inc.
6.00%, 04/01/25 (Call 04/01/21)(b)	21,373	20,571,513
6.00%, 09/15/26 (Call 09/15/21)(b)	14,309	14,376,252
International Game Technology PLC
6.25%, 02/15/22 (Call 08/15/21)(a)(b)	35,420	34,613,416
6.25%, 01/15/27 (Call 07/15/26)(a)(b)	17,143	16,462,594
6.50%, 02/15/25 (Call 08/15/24)(a)(b)	24,864	24,366,471
Lions Gate Capital Holdings LLC
5.88%, 11/01/24 (Call 11/01/20)(a)(b)	11,517	10,480,470
6.38%, 02/01/24 (Call 02/01/21)(a)(b)	12,385	11,522,385
Live Nation Entertainment Inc.
4.75%, 10/15/27 (Call 10/15/22)(a)(b)	22,538	18,998,326
4.88%, 11/01/24 (Call 11/01/20)(a)(b)	14,215	12,651,350
Scientific Games International Inc.
5.00%, 10/15/25 (Call 10/15/20)(a)	30,084	26,169,169
7.00%, 05/15/28 (Call 05/15/23)(a)(b)	16,202	11,685,652
7.25%, 11/15/29 (Call 11/15/24)(a)(b)	11,264	8,006,826
8.25%, 03/15/26 (Call 03/15/22)(a)(b)	26,740	20,144,132
Six Flags Entertainment Corp.
4.88%, 07/31/24 (Call 07/31/20)(a)(b)	25,583	22,518,157
5.50%, 04/15/27 (Call 04/15/22)(a)(b)	12,570	10,922,433
Six Flags Theme Parks Inc., 7.00%, 07/01/25 (Call 07/01/22)(a)	15,865	16,536,090
Stars Group Holdings BV/Stars Group US Co-Borrower LLC, 7.00%, 07/15/26 (Call 07/15/21)(a)	24,118	24,957,306
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.
5.13%, 10/01/29 (Call 07/01/29)(a)(b)	6,400	6,002,268
7.75%, 04/15/25 (Call 04/15/22)(a)	8,500	8,672,189

		459,658,111

Environmental Control — 0.3%
Covanta Holding Corp.
5.88%, 03/01/24 (Call 03/01/21)	7,777	7,666,852
5.88%, 07/01/25 (Call 07/01/20)(b)	9,720	9,404,100
6.00%, 01/01/27 (Call 01/01/22)(b)	9,092	8,720,202
GFL Environmental Inc.
4.25%, 06/01/25 (Call 06/01/22)(a)	5,715	5,743,575
5.13%, 12/15/26 (Call 12/15/22)(a)	13,273	13,791,310
7.00%, 06/01/26 (Call 06/01/21)(a)(b)	10,448	10,954,031
8.50%, 05/01/27 (Call 05/01/22)(a)(b)	5,530	6,020,456

		62,300,526

Food — 3.0%
Albertsons Companies Inc./Safeway Inc./New Albertsons LP/Albertsons LLC
3.50%, 02/15/23 (Call 12/15/22)(a)(b)	18,416	18,534,967
4.63%, 01/15/27 (Call 01/15/22)(a)	32,000	32,298,080
4.88%, 02/15/30 (Call 02/15/25)(a)	21,458	21,748,756
5.75%, 03/15/25 (Call 09/15/20)	31,559	32,232,785

SCHEDULES OF INVESTMENTS

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® iBoxx $ High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Food (continued)
5.88%, 02/15/28 (Call 08/15/22)(a)	$18,794	$19,603,082
6.63%, 06/15/24 (Call 06/15/20)(b)	30,178	31,133,638
7.50%, 03/15/26 (Call 03/15/22)(a)(b)	15,302	16,736,562
B&G Foods Inc.
5.25%, 04/01/25 (Call 04/01/21)(b)	21,791	22,063,387
5.25%, 09/15/27 (Call 03/01/22)(b)	12,964	13,156,904
JBS USA LUX SA/JBS USA Finance Inc.
5.75%, 06/15/25 (Call 06/15/20)(a)(b)	23,816	24,478,085
5.88%, 07/15/24 (Call 07/15/20)(a)	22,287	22,651,950
6.75%, 02/15/28 (Call 02/15/23)(a)	22,239	23,564,667
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance Inc.
5.50%, 01/15/30 (Call 01/15/25)(a)(b)	28,978	29,630,005
6.50%, 04/15/29 (Call 04/15/24)(a)(b)	34,132	35,983,661
Lamb Weston Holdings Inc.
4.63%, 11/01/24 (Call 11/01/21)(a)(b)	20,585	20,999,170
4.88%, 11/01/26 (Call 11/01/21)(a)(b)	20,352	20,453,760
Pilgrim’s Pride Corp.
5.75%, 03/15/25 (Call 03/15/21)(a)(b)	24,197	24,442,116
5.88%, 09/30/27 (Call 09/30/22)(a)(b)	21,446	21,794,497
Post Holdings Inc.
4.63%, 04/15/30 (Call 04/15/25)(a)	29,491	28,914,156
5.00%, 08/15/26 (Call 08/15/21)(a)	40,623	40,631,397
5.50%, 12/15/29 (Call 12/15/24)(a)	17,835	17,912,773
5.63%, 01/15/28 (Call 12/01/22)(a)(b)	22,265	22,654,637
5.75%, 03/01/27 (Call 03/01/22)(a)(b)	32,124	32,899,820
U.S. Foods Inc.
5.88%, 06/15/24 (Call 06/15/20)(a)	5,650	5,380,608
6.25%, 04/15/25 (Call 04/15/22)(a)	10,325	10,557,313

		590,456,776

Food Service — 0.3%
Aramark Services Inc.
4.75%, 06/01/26 (Call 06/01/21)	12,786	12,252,270
5.00%, 04/01/25 (Call 04/01/21)(a)(b)	14,782	14,338,540
5.00%, 02/01/28 (Call 02/01/23)(a)(b)	28,480	27,696,800
6.38%, 05/01/25 (Call 05/01/22)(a)(b)	10,720	11,148,800

		65,436,410

Forest Products & Paper — 0.1%
Mercer International Inc., 7.38%, 01/15/25 (Call 01/15/21)	13,612	13,203,640

Gas — 0.3%
AmeriGas Partners LP/AmeriGas Finance Corp.
5.50%, 05/20/25 (Call 02/20/25)	15,974	16,184,737
5.63%, 05/20/24 (Call 03/20/24)	16,648	16,980,960
5.75%, 05/20/27 (Call 02/20/27)	12,857	13,066,248
5.88%, 08/20/26 (Call 05/20/26)(b)	14,488	14,789,833

		61,021,778

Hand & Machine Tools — 0.1%
Colfax Corp.
6.00%, 02/15/24 (Call 02/15/21)(a)	15,217	15,429,087
6.38%, 02/15/26 (Call 02/15/22)(a)(b)	10,618	10,901,147

		26,330,234

Health Care – Products — 0.6%
Avantor Inc.
6.00%, 10/01/24 (Call 10/01/20)(a)(b)	37,131	39,177,661
9.00%, 10/01/25 (Call 10/01/20)(a)(b)	48,366	52,448,733

Security	Par (000)	Value

Health Care – Products (continued)
Hologic Inc.
4.38%, 10/15/25 (Call 10/15/20)(a)	$23,589	$23,824,890
4.63%, 02/01/28 (Call 02/01/23)(a)(b)	9,295	9,434,425

		124,885,709

Health Care – Services — 8.1%
Acadia Healthcare Co. Inc., 5.63%, 02/15/23 (Call 02/15/21)	16,274	15,582,355
Centene Corp.
3.38%, 02/15/30 (Call 02/15/25)(a)	41,405	41,678,273
4.25%, 12/15/27 (Call 12/15/22)(a)	50,022	52,241,726
4.63%, 12/15/29 (Call 12/15/24)(a)	73,743	80,745,488
4.75%, 05/15/22 (Call 05/15/20)(b)	24,224	24,499,306
4.75%, 01/15/25 (Call 01/15/21)(b)	29,719	30,628,996
4.75%, 01/15/25 (Call 01/15/21)(a)	20,330	20,952,505
5.25%, 04/01/25 (Call 04/01/21)(a)(b)	28,138	29,333,865
5.38%, 06/01/26 (Call 06/01/21)(a)	43,185	45,778,259
5.38%, 08/15/26 (Call 08/15/21)(a)(b)	18,274	19,463,637
Charles River Laboratories International Inc.
4.25%, 05/01/28 (Call 05/01/23)(a)	12,144	12,250,260
5.50%, 04/01/26 (Call 04/01/21)(a)	12,363	12,887,191
CHS/Community Health Systems Inc.
6.25%, 03/31/23 (Call 03/31/21)(b)	75,351	70,829,940
6.63%, 02/15/25 (Call 02/15/22)(a)	35,353	32,524,760
6.88%, 04/01/28 (Call 04/01/23)(a)(b)	31,833	10,982,385
8.00%, 03/15/26 (Call 03/15/22)(a)(b)	50,633	48,535,781
8.00%, 12/15/27 (Call 12/15/22)(a)	17,586	16,596,788
8.13%, 06/30/24 (Call 06/30/21)(a)(b)	33,581	22,738,051
8.63%, 01/15/24 (Call 01/15/21)(a)	25,295	24,565,201
9.88%, 06/30/23 (Call 06/30/20)(a)(e)	36,573	26,899,442
DaVita Inc.
5.00%, 05/01/25 (Call 05/01/20)(b)	37,029	37,630,629
5.13%, 07/15/24 (Call 07/15/20)(b)	42,326	42,960,890
Encompass Health Corp.
4.50%, 02/01/28 (Call 02/01/23)(b)	12,402	12,456,197
4.75%, 02/01/30 (Call 02/01/25)	12,384	12,327,198
5.75%, 11/01/24 (Call 11/01/20)(b)	17,914	17,981,178
HCA Inc.
3.50%, 09/01/30 (Call 03/01/30)	62,440	59,747,587
5.38%, 02/01/25(b)	60,456	65,010,151
5.38%, 09/01/26 (Call 03/01/26)(b)	24,642	26,943,932
5.63%, 09/01/28 (Call 03/01/28)(b)	36,023	40,018,934
5.88%, 05/01/23(b)	28,120	30,088,400
5.88%, 02/15/26 (Call 08/15/25)	34,906	38,658,395
5.88%, 02/01/29 (Call 08/01/28)(b)	24,578	28,254,869
IQVIA Inc.
5.00%, 10/15/26 (Call 10/15/21)(a)	25,404	26,133,920
5.00%, 05/15/27 (Call 05/15/22)(a)	25,961	26,739,830
Life Point Health Inc.
4.38%, 02/15/27 (Call 02/15/22)(a)	15,474	14,550,202
6.75%, 04/15/25 (Call 04/15/22)(a)	10,510	10,825,300
MEDNAX Inc.
5.25%, 12/01/23 (Call 12/01/20)(a)(b)	17,503	16,540,335
6.25%, 01/15/27 (Call 01/15/22)(a)(b)	23,944	21,679,855
Molina Healthcare Inc., 5.38%, 11/15/22 (Call 08/15/22)	15,955	16,493,481
RegionalCare Hospital Partners Holdings Inc./LifePoint Health Inc., 9.75%, 12/01/26 (Call 12/01/21)(a)(b)	31,961	34,198,270
Select Medical Corp., 6.25%, 08/15/26 (Call 08/15/22)(a)	29,755	28,657,041

2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® iBoxx $ High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care – Services (continued)
Tenet Healthcare Corp.
4.63%, 07/15/24 (Call 07/15/20)(b)	$45,297	$44,495,243
4.63%, 09/01/24 (Call 09/01/21)(a)	15,077	14,779,585
4.88%, 01/01/26 (Call 03/01/22)(a)	47,864	46,906,720
5.13%, 05/01/25 (Call 05/01/20)	31,848	29,774,695
5.13%, 11/01/27 (Call 11/01/22)(a)(b)	35,393	34,951,030
6.25%, 02/01/27 (Call 02/01/22)(a)(b)	35,611	34,973,563
6.75%, 06/15/23(b)	45,615	45,569,385
7.00%, 08/01/25 (Call 08/01/20)(b)	11,273	10,483,890
7.50%, 04/01/25 (Call 04/01/22)(a)	12,235	13,107,610
8.13%, 04/01/22(b)	65,909	66,077,068

		1,588,729,592

Holding Companies - Diversified — 0.7%
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
4.75%, 09/15/24 (Call 06/15/24)	25,923	24,367,620
5.25%, 05/15/27 (Call 11/15/26)	21,208	20,147,600
6.25%, 02/01/22 (Call 02/01/21)	29,298	29,746,552
6.25%, 05/15/26 (Call 05/15/22)(b)	30,065	29,510,902
6.38%, 12/15/25 (Call 12/15/20)	18,402	18,049,602
6.75%, 02/01/24 (Call 02/01/21)(b)	13,124	13,146,967
Stena AB, 7.00%, 02/01/24(a)	12,317	10,962,130

		145,931,373

Home Builders — 1.5%
Brookfield Residential Properties Inc./Brookfield Residential U.S. Corp.
4.88%, 02/15/30 (Call 02/15/25)(a)	12,642	10,429,650
6.25%, 09/15/27 (Call 09/15/22)(a)	14,731	13,519,148
KB Home, 7.00%, 12/15/21 (Call 09/15/21)(b)	10,710	11,084,850
Lennar Corp.
4.13%, 01/15/22 (Call 10/15/21)(b)	15,315	15,375,647
4.50%, 04/30/24 (Call 01/30/24)(b)	16,562	16,855,368
4.75%, 04/01/21 (Call 02/01/21)	5,215	5,244,204
4.75%, 11/15/22 (Call 08/15/22)	14,223	14,440,399
4.75%, 05/30/25 (Call 02/28/25)(b)	11,583	11,901,185
4.75%, 11/29/27 (Call 05/29/27)(b)	20,927	21,566,724
4.88%, 12/15/23 (Call 09/15/23)(b)	11,093	11,350,151
5.88%, 11/15/24 (Call 05/15/24)(b)	10,251	10,891,688
Mattamy Group Corp.
4.63%, 03/01/30 (Call 03/01/25)(a)	8,009	7,081,291
5.25%, 12/15/27 (Call 12/15/22)(a)(b)	11,478	10,760,625
Meritage Homes Corp., 6.00%, 06/01/25 (Call 03/01/25)(b)	11,117	11,422,717
PulteGroup Inc.
4.25%, 03/01/21 (Call 02/01/21)	3,708	3,755,926
5.00%, 01/15/27 (Call 10/15/26)(b)	14,859	15,378,873
5.50%, 03/01/26 (Call 12/01/25)(b)	16,445	17,510,044
Taylor Morrison Communities Inc.
5.75%, 01/15/28 (Call 10/15/27)(a)(b)	10,266	9,290,730
5.88%, 01/31/25 (Call 01/31/21)(a)	4,209	3,938,614
5.88%, 06/15/27 (Call 03/15/27)(a)(b)	12,288	11,304,960
Toll Brothers Finance Corp.
3.80%, 11/01/29 (Call 08/01/29)(b)	9,741	9,107,835
4.35%, 02/15/28 (Call 11/15/27)(b)	9,724	9,578,140
4.38%, 04/15/23 (Call 01/15/23)(b)	10,548	10,574,370
4.88%, 03/15/27 (Call 12/15/26)(b)	10,668	10,801,350
5.88%, 02/15/22 (Call 11/15/21)	9,905	10,189,769
TRI Pointe Group Inc./TRI Pointe Homes Inc., 5.88%, 06/15/24	11,673	11,454,131

		294,808,389

Security	Par (000)	Value

Home Furnishings — 0.1%
Tempur Sealy International Inc.
5.50%, 06/15/26 (Call 06/15/21)(b)	$14,862	$14,265,142
5.63%, 10/15/23 (Call 10/15/20)(b)	11,068	10,924,460

		25,189,602

Household Products & Wares — 0.3%
Prestige Brands Inc.
5.13%, 01/15/28 (Call 01/15/23)(a)	10,159	10,352,021
6.38%, 03/01/24 (Call 03/01/21)(a)(b)	15,086	15,519,723
Spectrum Brands Inc., 5.75%, 07/15/25 (Call 07/15/20)(b)	24,209	24,148,477

		50,020,221

Housewares — 0.4%
Newell Brands Inc.
4.35%, 04/01/23 (Call 02/01/23)(b)	33,887	34,480,023
4.70%, 04/01/26 (Call 01/01/26)(b)	47,393	47,669,301

		82,149,324

Insurance — 0.5%
Acrisure LLC/Acrisure Finance Inc.
7.00%, 11/15/25 (Call 11/15/20)(a)(b)	22,504	20,159,833
8.13%, 02/15/24 (Call 02/15/21)(a)(b)	20,610	21,030,788
10.13%, 08/01/26 (Call 08/01/22)(a)(b)	10,376	10,428,502
Genworth Holdings Inc., 7.63%, 09/24/21	14,052	13,349,400
HUB International Ltd., 7.00%, 05/01/26 (Call 05/01/21)(a)(b)	32,372	32,624,502

		97,593,025

Internet — 2.4%
Match Group Inc.
4.13%, 08/01/30 (Call 05/01/25)(a)	12,550	12,130,349
5.00%, 12/15/27 (Call 12/15/22)(a)(b)	10,988	11,479,164
6.38%, 06/01/24 (Call 06/01/20)	10,969	11,298,070
Netflix Inc.
3.63%, 06/15/25 (Call 03/15/25)(a)	4,785	4,850,794
4.38%, 11/15/26(b)	26,738	28,272,761
4.88%, 04/15/28(b)	38,457	41,037,026
4.88%, 06/15/30 (Call 03/15/30)(a)(b)	23,449	25,054,834
5.38%, 02/01/21(b)	294	299,275
5.38%, 11/15/29(a)(b)	20,543	22,640,097
5.50%, 02/15/22	17,659	18,365,360
5.75%, 03/01/24(b)	9,014	9,824,359
5.88%, 02/15/25(b)	19,297	21,181,474
5.88%, 11/15/28(b)	44,971	50,711,679
6.38%, 05/15/29(b)	19,787	23,062,144
NortonLifeLock Inc.
3.95%, 06/15/22 (Call 03/15/22)	10,256	10,413,430
5.00%, 04/15/25 (Call 04/15/21)(a)	27,693	27,895,112
Photo Holdings Merger Sub Inc., 8.50%, 10/01/26 (Call 10/01/22)(a)	19,219	16,773,382
Uber Technologies Inc.
7.50%, 11/01/23 (Call 11/01/20)(a)(b)	12,688	12,718,197
7.50%, 09/15/27 (Call 09/15/22)(a)(b)	27,562	28,020,356
8.00%, 11/01/26 (Call 11/01/21)(a)	35,262	36,124,449
VeriSign Inc.
4.63%, 05/01/23 (Call 05/01/20)(b)	15,767	15,863,168
4.75%, 07/15/27 (Call 07/15/22)(b)	16,250	17,309,662
5.25%, 04/01/25 (Call 01/01/25)(b)	12,692	13,878,385

		459,203,527

Iron & Steel — 0.3%
Allegheny Technologies Inc., 7.88%, 08/15/23 (Call 05/15/23)(b)	12,996	11,866,972

SCHEDULES OF INVESTMENTS

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® iBoxx $ High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Iron & Steel (continued)
Cleveland-Cliffs Inc.
4.88%, 01/15/24 (Call 01/15/21)(a)	$9,778	$8,409,080
6.75%, 03/15/26 (Call 03/04/23)(a)	5,317	4,639,082
9.88%, 10/17/25 (Call 10/17/22)(a)	19,784	19,487,240
U.S. Steel Corp.
6.25%, 03/15/26 (Call 03/15/21)(b)	17,547	11,134,449
6.88%, 08/15/25 (Call 08/15/20)(b)	16,507	11,256,647

		66,793,470

Leisure Time — 0.3%
Sabre GLBL Inc.
5.25%, 11/15/23 (Call 11/15/20)(a)(b)	13,638	12,683,340
5.38%, 04/15/23 (Call 04/15/21)(a)(b)	13,380	12,400,584
9.25%, 04/15/25 (Call 03/16/25)(a)	14,770	15,600,812
Viking Cruises Ltd., 5.88%, 09/15/27 (Call 09/15/22)(a)	20,234	13,570,606
VOC Escrow Ltd., 5.00%, 02/15/28 (Call 02/15/23)(a)	16,836	12,795,360

		67,050,702

Lodging — 2.4%
Boyd Gaming Corp.
4.75%, 12/01/27 (Call 12/01/22)(a)(b)	23,819	20,252,105
6.00%, 08/15/26 (Call 08/15/21)(b)	16,174	14,597,008
6.38%, 04/01/26 (Call 04/01/21)(b)	18,363	16,641,469
Diamond Resorts International Inc.
7.75%, 09/01/23 (Call 09/01/20)(a)(b)	11,818	9,554,853
10.75%, 09/01/24 (Call 09/01/20)(a)	14,375	9,113,750
Hilton Domestic Operating Co. Inc.
4.25%, 09/01/24 (Call 09/01/20)	22,572	21,894,840
4.88%, 01/15/30 (Call 01/15/25)	23,196	22,096,408
5.13%, 05/01/26 (Call 05/01/21)	34,778	34,336,319
5.38%, 05/01/25 (Call 05/01/22)(a)	7,855	7,856,964
5.75%, 05/01/28 (Call 05/01/23)(a)	8,610	8,675,436
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.
4.63%, 04/01/25 (Call 04/01/21)	23,306	22,825,430
4.88%, 04/01/27 (Call 04/01/22)	15,861	15,388,659
Marriott Ownership Resorts Inc./ILG LLC, 6.50%, 09/15/26 (Call 09/15/21)	15,120	14,291,550
Melco Resorts Finance Ltd.
4.88%, 06/06/25 (Call 06/06/20)(a)	1,250	1,207,394
5.25%, 04/26/26 (Call 04/26/22)(a)	500	488,750
5.63%, 07/17/27 (Call 07/17/22)(a)	4,000	3,940,000
MGM China Holdings Ltd.
5.38%, 05/15/24 (Call 05/15/21)(a)	7,122	6,961,007
5.88%, 05/15/26 (Call 05/15/22)(a)(b)	4,600	4,554,000
MGM Resorts International
4.63%, 09/01/26 (Call 06/01/26)	9,211	8,311,085
5.50%, 04/15/27 (Call 01/15/27)	14,754	13,555,238
5.75%, 06/15/25 (Call 03/15/25)	15,332	14,718,873
6.00%, 03/15/23(b)	29,160	28,262,236
6.75%, 05/01/25 (Call 05/01/22)	7,785	7,630,234
7.75%, 03/15/22	26,883	27,345,119
Station Casinos LLC
4.50%, 02/15/28 (Call 02/15/23)(a)	17,587	14,069,600
5.00%, 10/01/25 (Call 10/01/20)(a)(b)	13,427	11,194,090
Wyndham Destinations Inc.
3.90%, 03/01/23 (Call 12/01/22)	8,223	7,164,289
4.25%, 03/01/22 (Call 12/01/21)	16,639	15,869,446
5.75%, 04/01/27 (Call 01/01/27)	9,964	8,681,135
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 4.25%, 05/30/23 (Call 02/28/23)(a)(b)	12,434	11,594,705

Security	Par (000)	Value

Lodging (continued)
5.25%, 05/15/27 (Call 02/15/27)(a)(b)	$22,476	$19,159,666
5.50%, 03/01/25 (Call 12/01/24)(a)(b)	41,149	36,438,262
Wynn Macau Ltd.
4.88%, 10/01/24 (Call 10/01/20)(a)	4,513	4,382,394
5.50%, 10/01/27 (Call 10/01/22)(a)	400	386,542

		463,438,856

Machinery — 0.1%
Titan Acquisition Ltd./Titan Co-Borrower LLC, 7.75%, 04/15/26 (Call 04/15/21)(a)(b)	16,809	15,674,393

Manufacturing — 0.1%
Foxtrot Escrow Issuer LLC/Foxtrot Escrow Corp.,
12.25%, 11/15/26 (Call 11/15/22)(a)(b)	15,801	13,035,825
FXI Holdings Inc., 7.88%, 11/01/24 (Call 11/01/20)(a)(b)	10,866	7,932,180

		20,968,005

Media — 11.5%
Altice Financing SA
5.00%, 01/15/28 (Call 01/15/23)(a)(b)	28,460	27,593,749
7.50%, 05/15/26 (Call 05/15/21)(a)(b)	63,279	66,253,113
AMC Networks Inc.
4.75%, 12/15/22 (Call 12/15/20)	11,904	11,781,389
4.75%, 08/01/25 (Call 08/01/21)(b)	20,376	18,745,920
5.00%, 04/01/24 (Call 04/01/21)	23,838	22,932,156
CCO Holdings LLC/CCO Holdings Capital Corp.
4.00%, 03/01/23 (Call 11/01/20)(a)(b)	12,525	12,620,441
4.50%, 08/15/30 (Call 02/15/25)(a)(b)	49,816	50,453,645
4.50%, 05/01/32 (Call 05/01/26)(a)	5,176	5,142,033
4.75%, 03/01/30 (Call 09/01/24)(a)(b)	70,754	72,058,527
5.00%, 02/01/28 (Call 08/01/22)(a)(b)	60,321	61,964,747
5.13%, 05/01/23 (Call 05/01/20)(a)	15,497	15,676,378
5.13%, 05/01/27 (Call 05/01/22)(a)(b)	72,858	75,879,421
5.38%, 05/01/25 (Call 05/01/20)(a)(b)	18,462	18,908,550
5.38%, 06/01/29 (Call 06/01/24)(a)(b)	35,894	37,852,018
5.50%, 05/01/26 (Call 05/01/21)(a)(b)	36,796	38,179,898
5.75%, 02/15/26 (Call 02/15/21)(a)(b)	59,698	62,162,035
5.88%, 04/01/24 (Call 04/01/21)(a)(b)	40,596	41,763,135
5.88%, 05/01/27 (Call 05/01/21)(a)(b)	20,011	20,802,685
Clear Channel Worldwide Holdings Inc.
5.13%, 08/15/27 (Call 08/15/22)(a)(b)	30,442	28,603,303
9.25%, 02/15/24 (Call 02/15/21)(a)(b)	42,552	35,318,160
CSC Holdings LLC
5.25%, 06/01/24(b)	19,219	20,065,597
5.38%, 07/15/23 (Call 07/15/20)(a)(b)	26,610	26,909,362
5.38%, 02/01/28 (Call 02/01/23)(a)(b)	23,837	24,643,818
5.50%, 05/15/26 (Call 05/15/21)(a)	34,356	35,654,657
5.50%, 04/15/27 (Call 04/15/22)(a)(b)	31,032	32,282,977
5.75%, 01/15/30 (Call 01/15/25)(a)(b)	53,185	55,328,355
5.88%, 09/15/22	3,544	3,693,107
6.50%, 02/01/29 (Call 02/01/24)(a)(b)	40,375	43,966,114
6.63%, 10/15/25 (Call 10/15/20)(a)(b)	22,949	23,958,068
6.75%, 11/15/21	22,358	23,319,841
7.50%, 04/01/28 (Call 04/01/23)(a)(b)	25,440	27,989,597
7.75%, 07/15/25 (Call 07/15/20)(a)(b)	15,253	15,878,526
10.88%, 10/15/25 (Call 10/15/20)(a)(b)	40,474	43,750,370
Diamond Sports Group LLC/Diamond Sports Finance Co.
5.38%, 08/15/26 (Call 08/15/22)(a)(b)	73,531	55,883,560
6.63%, 08/15/27 (Call 08/15/22)(a)(b)	41,062	22,481,445
DISH DBS Corp.
5.00%, 03/15/23(b)	36,164	34,487,093

2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® iBoxx $ High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Media (continued)
5.88%, 07/15/22(b)	$47,961	$48,068,912
5.88%, 11/15/24(b)	47,856	46,029,815
6.75%, 06/01/21	33,893	33,896,389
7.75%, 07/01/26(b)	47,669	46,967,908
Gray Television Inc.
5.13%, 10/15/24 (Call 10/15/20)(a)(b)	13,625	13,454,688
5.88%, 07/15/26 (Call 07/15/21)(a)(b)	17,481	16,819,169
7.00%, 05/15/27 (Call 05/15/22)(a)(b)	17,518	17,693,180
iHeartCommunications Inc.
4.75%, 01/15/28 (Call 01/15/23)(a)(b)	10,875	9,441,313
5.25%, 08/15/27 (Call 08/15/22)(a)(b)	18,911	17,194,993
6.38%, 05/01/26 (Call 05/01/22)	19,583	18,554,796
8.38%, 05/01/27 (Call 05/01/22)(b)	34,002	28,221,405
LCPR Senior Secured Financing DAC, 6.75%, 10/15/27 (Call 10/15/22)(a)(b)	28,411	29,828,709
Meredith Corp., 6.88%, 02/01/26 (Call 02/01/21)(b)	32,061	27,204,977
Nexstar Broadcasting Inc.
5.63%, 08/01/24 (Call 08/01/20)(a)(b)	21,061	20,534,475
5.63%, 07/15/27 (Call 07/15/22)(a)(b)	42,814	40,786,757
Quebecor Media Inc., 5.75%, 01/15/23(b)	21,934	22,983,689
Sinclair Television Group Inc.
5.13%, 02/15/27 (Call 08/15/21)(a)(b)	11,287	9,501,602
5.50%, 03/01/30 (Call 12/01/24)(a)	11,411	9,471,130
5.63%, 08/01/24 (Call 08/01/20)(a)(b)	13,805	12,598,719
Sirius XM Radio Inc.
3.88%, 08/01/22 (Call 08/01/20)(a)(b)	25,002	25,156,190
4.63%, 05/15/23 (Call 05/15/20)(a)(b)	12,683	12,762,269
4.63%, 07/15/24 (Call 07/15/21)(a)(b)	36,005	36,800,710
5.00%, 08/01/27 (Call 08/01/22)(a)(b)	34,675	35,547,146
5.38%, 04/15/25 (Call 04/15/21)(a)(b)	24,602	25,370,812
5.38%, 07/15/26 (Call 07/15/21)(a)(b)	24,606	25,534,138
5.50%, 07/01/29 (Call 07/01/24)(a)(b)	30,555	32,223,303
TEGNA Inc.
4.63%, 03/15/28 (Call 03/15/23)(a)	23,928	21,335,018
5.00%, 09/15/29 (Call 09/15/24)(a)(b)	26,735	23,770,623
Telenet Finance Luxembourg Note Sarl, 5.50%, 03/01/28 (Call 12/01/22)(a)	21,400	22,197,150
Univision Communications Inc.
5.13%, 05/15/23 (Call 05/15/20)(a)(b)	27,255	25,977,376
5.13%, 02/15/25 (Call 02/15/21)(a)(b)	35,974	31,864,258
UPC Holding BV, 5.50%, 01/15/28 (Call 10/15/22)(a)	2,230	2,160,424
ViacomCBS Inc.
5.88%, 02/28/57 (Call 02/28/22)(b)(c)	16,036	14,769,156
6.25%, 02/28/57 (Call 02/28/27)(b)(c)	15,917	15,797,622
Videotron Ltd.
5.00%, 07/15/22(b)	19,712	20,307,608
5.13%, 04/15/27 (Call 04/15/22)(a)(b)	14,961	15,615,577
5.38%, 06/15/24 (Call 03/15/24)(a)(b)	14,693	15,581,926
Virgin Media Finance PLC, 6.00%, 10/15/24 (Call 10/15/20)(a)(b)	11,343	11,463,354
Virgin Media Secured Finance PLC
5.50%, 08/15/26 (Call 08/15/21)(a)(b)	19,255	19,977,062
5.50%, 05/15/29 (Call 05/15/24)(a)(b)	33,275	34,772,375
Ziggo Bond Co. BV
5.13%, 02/28/30 (Call 02/15/25)(a)(b)	10,939	10,818,343
6.00%, 01/15/27 (Call 01/15/22)(a)(b)	16,352	16,647,808
Ziggo BV
4.88%, 01/15/30 (Call 10/15/24)(a)(b)	16,257	16,133,122
5.50%, 01/15/27 (Call 01/15/22)(a)	42,318	43,019,209

		2,239,838,995

Security	Par (000)	Value

Mining — 1.7%
Alcoa Nederland Holding BV
6.13%, 05/15/28 (Call 05/15/23)(a)(b)	$12,055	$11,663,032
6.75%, 09/30/24 (Call 09/30/20)(a)(b)	17,623	17,766,099
7.00%, 09/30/26 (Call 09/30/21)(a)	12,070	12,061,249
Arconic Corp., 6.00%, 05/15/25 (Call 05/15/22)(a)	3,840	3,883,200
Constellium SE
5.75%, 05/15/24 (Call 05/15/20)(a)	9,476	9,117,158
5.88%, 02/15/26 (Call 11/15/20)(a)(b)	11,464	10,865,465
6.63%, 03/01/25 (Call 03/01/21)(a)(b)	16,092	15,645,447
FMG Resources August 2006 Pty Ltd.
4.50%, 09/15/27 (Call 06/15/27)(a)(b)	13,666	13,385,847
4.75%, 05/15/22 (Call 02/15/22)(a)(b)	20,835	20,853,751
5.13%, 03/15/23 (Call 12/15/22)(a)(b)	12,718	12,807,026
5.13%, 05/15/24 (Call 02/15/24)(a)(b)	19,382	19,618,458
Freeport-McMoRan Inc.
3.55%, 03/01/22 (Call 12/01/21)(b)	8,947	9,038,259
3.88%, 03/15/23 (Call 12/15/22)	38,024	38,054,419
4.13%, 03/01/28 (Call 03/01/23)	6,101	5,662,491
4.25%, 03/01/30 (Call 03/01/25)	6,810	6,358,157
4.55%, 11/14/24 (Call 08/14/24)(b)	20,677	20,728,693
5.00%, 09/01/27 (Call 09/01/22)(b)	15,502	15,114,450
5.25%, 09/01/29 (Call 09/01/24)(b)	14,179	13,878,263
Novelis Corp.
4.75%, 01/30/30 (Call 01/30/25)(a)	38,357	33,754,160
5.88%, 09/30/26 (Call 09/30/21)(a)(b)	36,375	35,192,812

		325,448,436

Office & Business Equipment — 0.5%
CDW LLC/CDW Finance Corp.
4.13%, 05/01/25 (Call 05/01/22)	6,285	6,391,154
4.25%, 04/01/28 (Call 10/01/22)	15,102	15,161,955
5.00%, 09/01/25 (Call 03/01/21)(b)	14,729	15,107,267
5.50%, 12/01/24 (Call 06/01/24)(b)	13,836	14,749,314
Pitney Bowes Inc.
4.63%, 05/15/22 (Call 04/15/22)	523	450,434
4.63%, 03/15/24 (Call 12/15/23)(b)	817	622,963
5.70%, 04/01/23 (Call 03/01/23)	659	537,909
Xerox Corp.
4.13%, 03/15/23 (Call 02/15/23)	24,672	24,548,640
4.50%, 05/15/21(b)	14,171	14,181,132

		91,750,768

Oil & Gas — 4.6%
Aker BP ASA
4.75%, 06/15/24 (Call 06/15/21)(a)	766	710,547
5.88%, 03/31/25 (Call 03/31/21)(a)(b)	11,606	10,716,980
6.00%, 07/01/22 (Call 07/01/20)(a)(b)	7,022	6,642,812
American Energy- Permian Basin LLC, 12.00%, 10/01/24 (Call 10/01/21)(a)	418	41,754
Antero Resources Corp.
5.00%, 03/01/25 (Call 03/01/21)(b)	11,366	5,967,150
5.13%, 12/01/22 (Call 06/01/20)	22,998	15,523,650
5.38%, 11/01/21 (Call 11/01/20)(b)	23,877	21,429,607
5.63%, 06/01/23 (Call 06/01/20)(b)	16,931	9,692,998
Ascent Resources Utica Holdings LLC/ARU Finance Corp.
7.00%, 11/01/26 (Call 11/01/21)(a)	11,583	6,414,086
10.00%, 04/01/22 (Call 04/01/21)(a)	24,790	19,770,025
California Resources Corp., 8.00%, 12/15/22 (Call 12/15/20)(a)	24,964	684,014

SCHEDULES OF INVESTMENTS

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® iBoxx $ High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
Callon Petroleum Co.
6.13%, 10/01/24 (Call 10/01/20)	$9,781	$1,821,711
6.25%, 04/15/23 (Call 04/15/21)	6,263	1,299,573
6.38%, 07/01/26 (Call 07/01/21)	6,449	1,064,085
Calumet Specialty Products Partners LP/Calumet Finance Corp., 11.00%, 04/15/25 (Call 10/15/21)(a)(b)	14,312	11,413,820
Chesapeake Energy Corp.
7.00%, 10/01/24 (Call 04/01/21)	1,453	29,060
11.50%, 01/01/25 (Call 01/01/22)(a)	37,595	1,099,654
Citgo Holding Inc., 9.25%, 08/01/24 (Call 08/01/21)(a)	32,446	29,201,400
CNX Resources Corp.
5.88%, 04/15/22 (Call 05/29/20)	22,412	22,271,925
7.25%, 03/14/27 (Call 03/14/22)(a)	12,589	11,267,155
Comstock Resources Inc.
7.50%, 05/15/25 (Call 05/15/20)(a)	16,302	13,677,378
9.75%, 08/15/26 (Call 08/15/21)(b)	20,064	17,430,600
CrownRock LP/CrownRock Finance Inc., 5.63%, 10/15/25 (Call 10/15/20)(a)	28,400	22,989,232
CVR Energy Inc.
5.25%, 02/15/25 (Call 02/15/22)(a)	13,491	11,014,592
5.75%, 02/15/28 (Call 02/15/23)(a)	11,482	9,593,326
Denbury Resources Inc.
7.75%, 02/15/24 (Call 08/15/20)(a)	7,203	1,230,823
9.00%, 05/15/21 (Call 12/15/20)(a)(b)	6,718	1,222,004
9.25%, 03/31/22 (Call 03/31/21)(a)(b)	7,305	1,329,802
Diamond Offshore Drilling Inc., 7.88%, 08/15/25 (Call 05/15/25)(b)(f)	7,599	801,998
Endeavor Energy Resources LP/EER Finance Inc.
5.50%, 01/30/26 (Call 01/30/21)(a)	13,315	11,782,443
5.75%, 01/30/28 (Call 01/30/23)(a)(b)	23,238	20,751,534
Extraction Oil & Gas Inc.
5.63%, 02/01/26 (Call 02/01/21)(a)	11,322	1,585,080
7.38%, 05/15/24 (Call 05/15/20)(a)	3,974	594,749
Gulfport Energy Corp.
6.00%, 10/15/24 (Call 10/15/20)(b)	13,123	6,528,693
6.38%, 05/15/25 (Call 05/15/20)	13,184	6,180,659
Hilcorp Energy I LP/Hilcorp Finance Co.
5.00%, 12/01/24 (Call 06/01/20)(a)	12,776	7,157,754
5.75%, 10/01/25 (Call 04/01/21)(a)(b)	13,611	7,520,078
6.25%, 11/01/28 (Call 11/01/23)(a)(b)	11,605	5,862,962
Laredo Petroleum Inc.
9.50%, 01/15/25 (Call 01/15/22)	12,975	5,514,375
10.13%, 01/15/28 (Call 01/15/23)(b)	8,128	3,438,144
Matador Resources Co., 5.88%, 09/15/26 (Call 09/15/21)	18,526	9,263,000
MEG Energy Corp.
6.50%, 01/15/25 (Call 01/15/21)(a)	13,599	11,014,510
7.00%, 03/31/24 (Call 09/30/20)(a)(b)	12,540	8,827,444
7.13%, 02/01/27 (Call 02/01/23)(a)	28,162	19,397,248
Moss Creek Resources Holdings Inc.
7.50%, 01/15/26 (Call 01/15/21)(a)	11,834	3,998,235
10.50%, 05/15/27 (Call 05/15/22)(a)(b)	7,378	2,720,638
Murphy Oil Corp.
4.45%, 12/01/22 (Call 09/01/22)	161	129,215
5.75%, 08/15/25 (Call 08/18/20)	12,859	8,782,697
5.88%, 12/01/27 (Call 12/01/22)	10,912	7,447,440
6.88%, 08/15/24 (Call 08/15/20)	12,328	8,752,880
Nabors Industries Inc.
4.63%, 09/15/21(b)	768	487,680

Security	Par (000)	Value

Oil &Gas (continued)
5.00%, 09/15/20(b)	$454	$431,300
5.50%, 01/15/23 (Call 11/15/22)(b)	1,748	524,120
5.75%, 02/01/25 (Call 11/01/24)(b)	9,783	2,225,633
Nabors Industries Ltd.
7.25%, 01/15/26 (Call 07/15/22)(a)(b)	7,780	3,060,133
7.50%, 01/15/28 (Call 01/15/23)(a)	6,551	2,581,094
Noble Holding International Ltd.
7.88%, 02/01/26 (Call 02/01/21)(a)(b)	11,684	2,716,530
7.95%, 04/01/25 (Call 01/01/25)(b)	4,804	48,040
Oasis Petroleum Inc.
6.25%, 05/01/26 (Call 05/01/21)(a)(b)	6,035	784,550
6.88%, 03/15/22 (Call 05/29/20)	13,961	2,059,248
Pacific Drilling SA, 8.38%, 10/01/23 (Call 09/01/20)(a)	11,420	2,512,400
Parkland Fuel Corp.
5.88%, 07/15/27 (Call 07/15/22)(a)	11,726	11,246,817
6.00%, 04/01/26 (Call 04/01/21)(a)(b)	13,049	12,657,530
Parsley Energy LLC/Parsley Finance Corp.
4.13%, 02/15/28 (Call 02/15/23)(a)	8,870	7,347,316
5.25%, 08/15/25 (Call 08/15/20)(a)	12,224	10,706,186
5.38%, 01/15/25 (Call 01/15/21)(a)	17,421	15,727,679
5.63%, 10/15/27 (Call 10/15/22)(a)	15,364	13,148,224
PBF Holding Co. LLC/PBF Finance Corp.
6.00%, 02/15/28 (Call 02/15/23)(a)(b)	24,585	17,486,081
7.25%, 06/15/25 (Call 06/15/20)	16,874	12,772,352
PDC Energy Inc.
5.75%, 05/15/26 (Call 05/15/21)(b)	14,333	11,076,542
6.13%, 09/15/24 (Call 09/15/20)	9,491	7,466,570
Puma International Financing SA
5.00%, 01/24/26 (Call 01/24/21)(a)	10,170	7,271,550
5.13%, 10/06/24 (Call 10/06/20)(a)	9,356	6,759,710
QEP Resources Inc.
5.25%, 05/01/23 (Call 02/01/23)(b)	12,709	4,257,515
5.38%, 10/01/22 (Call 07/01/22)	9,773	3,352,139
5.63%, 03/01/26 (Call 12/01/25)	8,585	2,693,544
Range Resources Corp.
4.88%, 05/15/25 (Call 02/15/25)(b)	18,026	13,970,150
5.00%, 08/15/22 (Call 05/15/22)	14,105	12,870,812
5.00%, 03/15/23 (Call 12/15/22)(b)	18,240	15,823,200
9.25%, 02/01/26 (Call 02/01/22)(a)	11,363	9,095,135
Seven Generations Energy Ltd.
5.38%, 09/30/25 (Call 09/30/20)(a)	15,622	12,614,765
6.75%, 05/01/23 (Call 05/01/20)(a)(b)	11,203	10,061,657
6.88%, 06/30/23 (Call 06/30/20)(a)	11,299	10,117,740
SM Energy Co.
5.00%, 01/15/24 (Call 07/15/20)	8,680	2,677,780
5.63%, 06/01/25 (Call 06/01/20)	8,507	2,424,495
6.13%, 11/15/22 (Call 11/15/20)(b)	9,191	3,676,400
6.63%, 01/15/27 (Call 01/15/22)(b)	8,339	2,136,869
6.75%, 09/15/26 (Call 09/15/21)(b)	7,619	2,127,606
Southwestern Energy Co.
6.20%, 01/23/25 (Call 10/23/24)(b)	22,817	20,036,178
7.50%, 04/01/26 (Call 04/01/21)(b)	15,130	13,579,175
7.75%, 10/01/27 (Call 10/01/22)(b)	11,549	10,049,940
Sunoco LP/Sunoco Finance Corp.
4.88%, 01/15/23 (Call 01/15/21)(b)	25,312	24,758,173
5.50%, 02/15/26 (Call 02/15/21)	20,012	19,268,366
5.88%, 03/15/28 (Call 03/15/23)(b)	8,763	8,287,066
6.00%, 04/15/27 (Call 04/15/22)	14,777	14,361,397
Transocean Guardian Ltd., 5.88%, 01/15/24 (Call 07/15/21)(a)(b)	12,908	9,899,026

2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® iBoxx $ High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
Transocean Inc.
7.25%, 11/01/25 (Call 11/01/21)(a)	$12,912	$4,919,730
7.50%, 01/15/26 (Call 01/15/21)(a)(b)	12,969	4,928,220
8.00%, 02/01/27 (Call 02/01/23)(a)(b)	10,655	4,077,136
Transocean Pontus Ltd., 6.13%, 08/01/25 (Call 08/01/21)(a)(b)	9,973	8,077,648
Transocean Poseidon Ltd., 6.88%, 02/01/27 (Call 02/01/22)(a)	13,899	10,980,210
Transocean Sentry Ltd., 5.38%, 05/15/23 (Call 05/16/21)(a)	12,849	9,738,472
Valaris PLC
4.88%, 06/01/22 (Call 03/01/22)	8,054	966,480
7.75%, 02/01/26 (Call 11/01/25)	14,179	1,134,320
Whiting Petroleum Corp.
5.75%, 03/15/21 (Call 12/15/20)(f)	10,250	1,025,000
6.25%, 04/01/23 (Call 01/01/23)(f)	5,295	493,670
6.63%, 01/15/26 (Call 10/15/25)(b)(f)	15,763	1,536,893
WPX Energy Inc.
4.50%, 01/15/30 (Call 01/15/25)(b)	20,666	16,797,531
5.25%, 09/15/24 (Call 06/15/24)	15,711	13,864,957
5.25%, 10/15/27 (Call 09/30/22)	13,556	11,793,720
5.75%, 06/01/26 (Call 06/01/21)	11,413	9,872,245
8.25%, 08/01/23 (Call 06/01/23)	10,244	9,643,574

		902,687,758

Oil & Gas Services — 0.5%
Archrock Partners LP/Archrock Partners Finance Corp.
6.25%, 04/01/28 (Call 04/01/23)(a)(b)	15,814	11,792,947
6.88%, 04/01/27 (Call 04/01/22)(a)	12,092	9,102,011
SESI LLC
7.13%, 12/15/21 (Call 05/29/20)(a)(b)	14,774	6,754,943
7.75%, 09/15/24 (Call 09/15/20)	3,385	609,157
Transocean Phoenix 2 Ltd., 7.75%, 10/15/24 (Call 10/15/20)(a)	5,209	4,593,051
Transocean Proteus Ltd., 6.25%, 12/01/24 (Call 12/01/20)(a)(b)	6,670	5,639,739
USA Compression Partners LP/USA Compression Finance Corp.
6.88%, 04/01/26 (Call 04/01/21)	18,233	14,916,873
6.88%, 09/01/27 (Call 09/01/22)	17,158	13,794,003
Weatherford International Ltd., 11.00%, 12/01/24 (Call 12/01/21)(a)(b)	49,054	36,299,960

		103,502,684

Packaging & Containers — 3.2%
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc.
4.13%, 08/15/26 (Call 08/15/22)(a)(b)	13,802	13,513,918
4.25%, 09/15/22 (Call 03/15/21)(a)(b)	17,108	17,198,672
5.25%, 04/30/25 (Call 04/30/22)(a)	5,500	5,644,265
5.25%, 08/15/27 (Call 08/15/22)(a)(b)	19,664	19,190,884
6.00%, 02/15/25 (Call 02/15/21)(a)(b)	40,683	40,730,599
Ball Corp.
4.00%, 11/15/23(b)	23,636	24,451,442
4.88%, 03/15/26 (Call 12/15/25)	18,466	19,850,950
5.00%, 03/15/22	18,332	19,202,770
5.25%, 07/01/25(b)	23,868	26,314,470
Berry Global Inc.
4.50%, 02/15/26 (Call 02/15/21)(a)(b)	11,994	11,802,495
4.88%, 07/15/26 (Call 07/15/22)(a)(b)	30,553	31,212,792
5.13%, 07/15/23 (Call 07/15/20)	18,101	18,214,131

Security	Par (000)	Value

Packaging & Containers (continued)
5.50%, 05/15/22 (Call 05/15/20)(b)	$13,826	$13,784,691
5.63%, 07/15/27 (Call 07/15/22)(a)(b)	10,146	10,428,947
Crown Americas LLC/Crown Americas Capital Corp. IV, 4.50%, 01/15/23(b)	23,000	23,579,600
Crown Americas LLC/Crown Americas Capital Corp. V, 4.25%, 09/30/26 (Call 03/31/26)	11,330	11,485,788
Crown Americas LLC/Crown Americas Capital Corp. VI, 4.75%, 02/01/26 (Call 02/01/21)(b)	21,210	21,667,924
Flex Acquisition Co. Inc.
6.88%, 01/15/25 (Call 01/15/21)(a)(b)	15,261	14,846,206
7.88%, 07/15/26 (Call 07/15/21)(a)(b)	11,956	11,567,430
Graphic Packaging International LLC, 3.50%, 03/15/28(a)	4,594	4,398,755
LABL Escrow Issuer LLC
6.75%, 07/15/26 (Call 07/15/22)(a)(b)	15,502	15,608,499
10.50%, 07/15/27 (Call 07/15/22)(a)(b)	16,342	16,233,653
Mauser Packaging Solutions Holding Co.
5.50%, 04/15/24 (Call 04/15/21)(a)	35,999	33,288,275
7.25%, 04/15/25 (Call 04/15/21)(a)(b)	31,835	24,910,887
Owens-Brockway Glass Container Inc.
5.00%, 01/15/22(a)(b)	11,392	11,509,338
5.88%, 08/15/23(a)(b)	17,566	18,010,508
Reynolds Group Issuer Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu
5.13%, 07/15/23 (Call 07/15/20)(a)(b)	39,371	39,469,427
7.00%, 07/15/24 (Call 07/15/20)(a)(b)	19,444	19,515,943
Sealed Air Corp.
4.00%, 12/01/27 (Call 09/01/27)(a)(b)	10,487	10,359,898
4.88%, 12/01/22 (Call 09/01/22)(a)(b)	8,604	8,912,023
5.13%, 12/01/24 (Call 09/01/24)(a)(b)	9,598	10,101,895
5.25%, 04/01/23 (Call 01/01/23)(a)(b)	10,922	11,304,270
5.50%, 09/15/25 (Call 06/15/25)(a)(b)	10,151	10,748,640
Trivium Packaging Finance BV
5.50%, 08/15/26 (Call 08/15/22)(a)	24,005	24,605,125
8.50%, 08/15/27 (Call 08/15/22)(a)(b)	16,307	16,969,390

		630,634,500

Pharmaceuticals — 4.1%
Bausch Health Americas Inc.
8.50%, 01/31/27 (Call 01/17/22)(a)	41,869	46,156,386
9.25%, 04/01/26 (Call 04/01/22)(a)(b)	36,954	40,791,599
Bausch Health Companies Inc.
5.00%, 01/30/28 (Call 01/30/23)(a)	29,950	28,864,313
5.25%, 01/30/30 (Call 01/30/25)(a)(b)	29,685	29,242,694
5.50%, 03/01/23 (Call 05/29/20)(a)(b)	4,480	4,457,600
5.50%, 11/01/25 (Call 11/01/20)(a)(b)	40,255	41,845,072
5.75%, 08/15/27 (Call 08/15/22)(a)(b)	12,366	12,980,899
5.88%, 05/15/23 (Call 05/15/20)(a)(b)	318	315,615
6.13%, 04/15/25 (Call 04/15/21)(a)(b)	72,334	73,440,710
6.50%, 03/15/22 (Call 03/15/21)(a)(b)	21,793	22,224,501
7.00%, 03/15/24 (Call 03/15/21)(a)	37,903	39,472,942
7.00%, 01/15/28 (Call 01/15/23)(a)	17,546	18,247,840
7.25%, 05/30/29 (Call 05/30/24)(a)(b)	18,245	19,408,028
9.00%, 12/15/25 (Call 12/15/21)(a)	36,679	39,927,384
Elanco Animal Health Inc.
4.66%, 08/27/21	5,354	5,462,151
5.02%, 08/28/23 (Call 07/28/23)	19,781	21,102,766
5.65%, 08/28/28 (Call 05/28/28)(b)	17,945	19,955,019
Endo Dac/Endo Finance LLC/Endo Finco Inc.
6.00%, 07/15/23 (Call 07/15/20)(a)(b)	33,138	24,757,002
6.00%, 02/01/25 (Call 02/01/21)(a)(b)	27,710	19,812,650

SCHEDULES OF INVESTMENTS

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® iBoxx $ High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
Mallinckrodt International Finance SA/Mallinckrodt CB LLC
5.63%, 10/15/23 (Call 10/15/20)(a)(b)	$6,694	$1,810,177
5.75%, 08/01/22 (Call 08/01/20)(a)(b)	9,123	3,821,397
Par Pharmaceutical Inc., 7.50%, 04/01/27 (Call 04/01/22)(a)(b)	35,820	36,402,075
Teva Pharmaceutical Finance Netherlands III BV
2.20%, 07/21/21	27,433	26,925,490
2.80%, 07/21/23	71,287	65,291,763
3.15%, 10/01/26(b)	82,903	72,252,725
6.00%, 04/15/24 (Call 01/15/24)	29,510	29,319,660
6.75%, 03/01/28 (Call 12/01/27)(b)	29,918	30,871,487
7.13%, 01/31/25 (Call 10/31/24)(a)	23,337	24,172,465

		799,332,410

Pipelines — 3.1%
Antero Midstream Partners LP/Antero Midstream Finance Corp.
5.38%, 09/15/24 (Call 09/15/20)	17,811	13,839,147
5.75%, 03/01/27 (Call 03/01/22)(a)(b)	15,949	11,850,107
5.75%, 01/15/28 (Call 01/15/23)(a)	13,685	10,072,160
Blue Racer Midstream LLC/Blue Racer Finance Corp., 6.13%, 11/15/22 (Call 11/15/20)(a)	17,642	14,589,304
Buckeye Partners LP
3.95%, 12/01/26 (Call 09/01/26)(b)	14,715	13,292,093
4.13%, 03/01/25 (Call 02/01/25)(a)	12,320	11,396,000
4.13%, 12/01/27 (Call 09/01/27)	5,833	5,205,953
4.15%, 07/01/23 (Call 04/01/23)	12,905	12,066,175
4.50%, 03/01/28 (Call 12/01/27)(a)	13,191	11,783,960
6.38%, 01/22/78 (Call 01/22/23)(c)	10,095	6,082,238
Cheniere Energy Partners LP
4.50%, 10/01/29 (Call 10/01/24)(a)	35,478	32,335,664
5.25%, 10/01/25 (Call 10/01/20)	35,849	34,241,800
5.63%, 10/01/26 (Call 10/01/21)	26,686	25,760,863
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.
5.63%, 05/01/27 (Call 05/01/22)(a)	11,991	7,824,127
5.75%, 04/01/25 (Call 04/01/21)(b)	11,981	8,686,704
6.25%, 04/01/23 (Call 04/01/21)	16,227	11,911,267
DCP Midstream Operating LP
3.88%, 03/15/23 (Call 12/15/22)	12,616	10,345,120
4.75%, 09/30/21 (Call 06/30/21)(a)	10,982	10,350,535
5.13%, 05/15/29 (Call 02/15/29)	15,710	11,664,675
5.38%, 07/15/25 (Call 04/15/25)	20,435	16,501,262
5.85%, 05/21/43 (Call 05/21/23)(a)(c)	8,977	4,189,267
EnLink Midstream Partners LP
4.15%, 06/01/25 (Call 03/01/25)	18,802	11,499,365
4.40%, 04/01/24 (Call 01/01/24)	11,363	7,158,917
4.85%, 07/15/26 (Call 04/15/26)(b)	11,183	6,886,864
Genesis Energy LP/Genesis Energy Finance Corp.
6.00%, 05/15/23 (Call 05/15/20)	9,197	8,001,390
6.25%, 05/15/26 (Call 02/15/21)	11,249	9,386,005
6.50%, 10/01/25 (Call 10/01/20)	13,980	11,776,805
7.75%, 02/01/28 (Call 02/01/23)(b)	16,894	14,359,900
Global Partners LP/GLP Finance Corp., 7.00%, 08/01/27 (Call 08/01/22)	344	276,851
Hess Midstream Operations LP
5.13%, 06/15/28 (Call 06/15/23)(a)	13,026	11,462,880
5.63%, 02/15/26 (Call 02/15/21)(a)	19,486	18,121,980

Security	Par (000)	Value

Pipelines (continued)
NGL Energy Partners LP/NGL Energy Finance Corp.
7.50%, 11/01/23 (Call 11/01/20)	$12,346	$8,326,636
7.50%, 04/15/26 (Call 04/15/22)	9,373	6,092,450
NuStar Logistics LP
5.63%, 04/28/27 (Call 01/28/27)	13,100	11,790,000
6.00%, 06/01/26 (Call 03/01/26)	13,348	12,146,680
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.
4.75%, 10/01/23 (Call 10/01/20)(a)	11,222	8,615,217
5.50%, 09/15/24 (Call 09/15/20)(a)	16,651	12,601,477
5.50%, 01/15/28 (Call 01/15/23)(a)	16,743	11,303,757
6.00%, 03/01/27 (Call 03/01/23)(a)	9,052	6,040,581
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.25%, 11/15/23 (Call 05/15/20)	14,870	13,493,633
5.00%, 01/15/28 (Call 01/15/23)(b)	16,341	13,786,434
5.13%, 02/01/25 (Call 02/01/21)	12,791	11,372,720
5.25%, 05/01/23 (Call 11/01/20)	14,101	13,343,071
5.38%, 02/01/27 (Call 02/01/22)	12,031	10,238,381
5.50%, 03/01/30 (Call 03/01/25)(a)	23,148	19,733,670
5.88%, 04/15/26 (Call 04/15/21)(b)	24,032	21,544,688
6.50%, 07/15/27 (Call 07/15/22)	17,481	15,660,354
6.75%, 03/15/24 (Call 09/15/20)	14,745	13,942,515
6.88%, 01/15/29 (Call 01/15/24)	17,403	15,938,538

		608,890,180

Real Estate — 0.4%
Howard Hughes Corp. (The), 5.38%, 03/15/25 (Call 03/15/21)(a)(b)	25,442	24,661,949
Kennedy-Wilson Inc., 5.88%, 04/01/24 (Call 04/01/21)	28,680	27,438,156
Realogy Group LLC/Realogy Co-Issuer Corp.
4.88%, 06/01/23 (Call 03/01/23)(a)(b)	10,919	8,302,589
5.25%, 12/01/21 (Call 12/01/20)(a)	12,442	10,444,810
9.38%, 04/01/27 (Call 04/01/22)(a)(b)	13,797	9,588,915

		80,436,419

Real Estate Investment Trusts — 3.7%
Brookfield Property REIT Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LL, 5.75%, 05/15/26 (Call 05/15/22)(a)	23,995	19,061,604
CBL & Associates LP
5.25%, 12/01/23 (Call 09/01/23)(b)	5,721	1,508,961
5.95%, 12/15/26 (Call 09/15/26)(b)	7,978	2,074,280
Diversified Healthcare Trust, 4.75%, 02/15/28 (Call 08/15/27)(b)	14,130	12,159,861
ESH Hospitality Inc.
4.63%, 10/01/27 (Call 10/01/22)(a)(b)	18,333	16,484,423
5.25%, 05/01/25 (Call 05/01/20)(a)(b)	30,054	27,959,537
Iron Mountain Inc.
4.38%, 06/01/21 (Call 06/01/20)(a)(b)	8,440	8,440,000
4.88%, 09/15/27 (Call 09/15/22)(a)(b)	23,435	22,966,300
4.88%, 09/15/29 (Call 09/15/24)(a)	23,196	22,280,222
5.25%, 03/15/28 (Call 12/27/22)(a)(b)	19,817	19,007,079
5.75%, 08/15/24 (Call 08/15/20)(b)	24,217	23,792,960
6.00%, 08/15/23 (Call 08/15/20)(b)	15,612	15,807,150
iStar Inc.
4.25%, 08/01/25 (Call 05/01/25)	13,384	10,681,155
4.75%, 10/01/24 (Call 07/01/24)	17,566	14,579,780
5.25%, 09/15/22 (Call 09/15/20)(b)	10,311	9,278,854

2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® iBoxx $ High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
4.25%, 02/01/27 (Call 02/01/23)(a)	$17,811	$12,645,228
5.25%, 03/15/22 (Call 09/15/21)(a)(b)	12,606	10,425,736
5.25%, 10/01/25 (Call 10/01/20)(a)(b)	9,302	6,767,205
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer Inc.
4.50%, 09/01/26 (Call 06/01/26)(b)	12,190	11,793,825
5.63%, 05/01/24 (Call 02/01/24)(b)	25,382	25,768,060
5.75%, 02/01/27 (Call 11/01/26)(b)	18,270	18,373,560
MPT Operating Partnership LP/MPT Finance Corp.
4.63%, 08/01/29 (Call 08/01/24)	20,229	20,171,550
5.00%, 10/15/27 (Call 09/07/22)(b)	33,138	33,800,760
5.25%, 08/01/26 (Call 08/01/21)(b)	13,343	13,443,073
6.38%, 03/01/24 (Call 03/01/21)	13,577	14,025,675
RHP Hotel Properties LP/RHP Finance Corp., 5.00%, 04/15/23 (Call 04/15/21)(b)	7,820	7,233,500
Ryman Hospitality Properties Inc., 4.75%, 10/15/27 (Call 10/15/22)(a)(b)	18,344	15,959,280
SBA Communications Corp.
3.88%, 02/15/27 (Call 02/15/23)(a)	24,332	24,849,055
4.00%, 10/01/22 (Call 10/01/20)(b)	20,332	20,439,760
4.88%, 09/01/24 (Call 09/01/20)(b)	28,104	28,971,663
Starwood Property Trust Inc.
3.63%, 02/01/21 (Call 11/01/20)(b)	317	304,716
4.75%, 03/15/25 (Call 09/15/24)(b)	12,195	10,391,369
5.00%, 12/15/21 (Call 09/15/21)(b)	17,989	16,967,124
Uniti Group LP/Uniti Fiber Holdings Inc./CSL Capital LLC
7.13%, 12/15/24 (Call 12/15/20)(a)(b)	12,968	10,051,094
7.88%, 02/15/25 (Call 02/15/22)(a)	54,169	52,171,247
Uniti Group LP/Uniti Group Finance Inc./CSL Capital LLC
6.00%, 04/15/23 (Call 04/15/21)(a)(b)	13,657	12,807,535
8.25%, 10/15/23 (Call 04/15/21)(b)	27,039	22,434,258
VICI Properties LP/VICI Note Co. Inc.
3.50%, 02/15/25 (Call 02/15/22)(a)	19,400	18,223,927
3.75%, 02/15/27 (Call 02/15/23)(a)	17,272	16,062,960
4.13%, 08/15/30 (Call 02/15/25)(a)	24,401	22,164,546
4.25%, 12/01/26 (Call 12/01/22)(a)(b)	29,589	27,616,597
4.63%, 12/01/29 (Call 12/01/24)(a)(b)	23,557	21,908,010

		721,853,479

Retail — 3.7%
1011778 BC ULC/New Red Finance Inc.
3.88%, 01/15/28 (Call 09/15/22)(a)	18,146	17,588,555
4.25%, 05/15/24 (Call 05/15/20)(a)(b)	36,293	36,304,251
4.38%, 01/15/28 (Call 11/15/22)(a)(b)	20,076	19,517,636
5.00%, 10/15/25 (Call 10/15/20)(a)(b)	66,761	67,094,805
5.75%, 04/15/25 (Call 04/15/22)(a)	2,380	2,515,374
Asbury Automotive Group Inc.
4.50%, 03/01/28 (Call 03/01/23)(a)	4,639	3,885,163
4.75%, 03/01/30 (Call 03/01/25)(a)	5,920	4,947,048
Beacon Roofing Supply Inc., 4.88%, 11/01/25 (Call 11/01/20)(a)(b)	32,317	28,560,149
eG Global Finance PLC
6.75%, 02/07/25 (Call 05/15/21)(a)(b)	16,970	15,347,668
8.50%, 10/30/25 (Call 10/30/21)(a)	13,666	13,358,515
Ferrellgas LP/Ferrellgas Finance Corp.
6.50%, 05/01/21 (Call 05/29/20)	6,399	5,159,194
6.75%, 01/15/22 (Call 05/29/20)(b)	6,125	4,873,846

Security	Par (000)	Value

Retail (continued)
6.75%, 06/15/23 (Call 06/15/20)(b)	$6,912	$5,529,600
10.00%, 04/15/25 (Call 04/15/22)(a)	2,110	2,230,059
Gap Inc. (The)
8.38%, 05/15/23(a)	4,285	4,462,613
8.63%, 05/15/25 (Call 05/15/22)(a)	11,670	12,049,275
8.88%, 05/15/27 (Call 05/15/23)(a)	6,210	6,473,925
Golden Nugget Inc.
6.75%, 10/15/24 (Call 10/15/20)(a)(b)	33,309	25,878,428
8.75%, 10/01/25 (Call 10/01/20)(a)(b)	14,705	8,436,994
JC Penney Corp. Inc.
5.88%, 07/01/23 (Call 07/01/20)(a)(b)	6,778	3,106,386
8.63%, 03/15/25 (Call 03/15/21)(a)(b)	5,646	445,582
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC
4.75%, 06/01/27 (Call 06/01/22)(a)(b)	15,991	16,455,698
5.00%, 06/01/24 (Call 06/01/20)(a)(b)	24,484	25,216,072
5.25%, 06/01/26 (Call 06/01/21)(a)(b)	26,421	26,982,446
L Brands Inc.
5.25%, 02/01/28(b)	9,665	6,874,627
5.63%, 02/15/22(b)	20,844	18,342,720
5.63%, 10/15/23(b)	11,328	9,232,320
7.50%, 06/15/29 (Call 06/15/24)(b)	12,763	9,410,798
Neiman Marcus Group Ltd. LLC/Neiman Marcus Group LLC/Mariposa Borrower/NMG
8.00%, 10/25/24 (Call 05/29/20)(a)(b)(f)	9,924	843,540
8.75%, 10/25/24 (Call 05/29/20)(a)(b)(f)	5,593	437,405
Penske Automotive Group Inc.
5.50%, 05/15/26 (Call 05/15/21)(b)	12,421	11,453,482
5.75%, 10/01/22 (Call 10/01/20)(b)	12,914	12,295,204
PetSmart Inc.
5.88%, 06/01/25 (Call 06/01/20)(a)	28,437	28,872,370
7.13%, 03/15/23 (Call 03/15/21)(a)	44,269	42,387,568
8.88%, 06/01/25 (Call 06/01/20)(a)	15,935	15,385,811
QVC Inc.
4.38%, 03/15/23(b)	19,753	18,788,066
4.45%, 02/15/25 (Call 11/15/24)(b)	13,948	12,742,893
4.75%, 02/15/27 (Call 11/15/26)	14,102	12,691,800
4.85%, 04/01/24	13,811	13,119,069
5.13%, 07/02/22(b)	12,271	11,902,870
Rite Aid Corp.
6.13%, 04/01/23 (Call 04/01/21)(a)	28,247	25,778,212
7.50%, 07/01/25 (Call 07/01/22)(a)	14,889	14,665,665
Sally Holdings LLC/Sally Capital Inc., 5.63%, 12/01/25 (Call 12/01/20)	6,685	5,536,706
Staples Inc.
7.50%, 04/15/26 (Call 04/15/22)(a)	46,835	37,077,396
10.75%, 04/15/27 (Call 04/15/22)(a)(b)	23,122	12,948,320
Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.50%, 06/01/24 (Call 06/01/20)	13,102	12,812,665
Yum! Brands Inc.
4.75%, 01/15/30 (Call 10/15/29)(a)(b)	20,074	20,475,480
7.75%, 04/01/25 (Call 04/01/22)(a)	6,959	7,612,276

		718,106,545

Semiconductors — 0.3%
Qorvo Inc.
4.38%, 10/15/29 (Call 10/15/24)(a)(b)	13,313	13,296,359
5.50%, 07/15/26 (Call 07/15/21)(b)	22,003	23,103,150

SCHEDULES OF INVESTMENTS

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® iBoxx $ High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Semiconductors (continued)
Sensata Technologies UK Financing Co. PLC, 6.25%, 02/15/26 (Call 02/15/21)(a)(b)	$18,160	$18,626,610

		55,026,119

Software — 2.4%
CDK Global Inc.
4.88%, 06/01/27 (Call 06/01/22)	14,865	14,820,405
5.00%, 10/15/24 (Call 07/15/24)(b)	11,397	11,881,372
5.25%, 05/15/29 (Call 05/15/24)(a)	12,686	12,884,219
5.88%, 06/15/26 (Call 06/15/21)	11,128	11,482,705
Change Healthcare Holdings LLC/Change Healthcare Finance Inc., 5.75%, 03/01/25 (Call 03/01/21)(a)(b)	32,597	32,154,985
Dun & Bradstreet Corp./The
6.88%, 08/15/26 (Call 02/15/22)(a)(b)	18,039	19,066,262
10.25%, 02/15/27 (Call 02/15/22)(a)(b)	17,976	19,683,720
Infor U.S. Inc., 6.50%, 05/15/22 (Call 05/15/20)(b)	29,876	29,855,087
MSCI Inc.
3.63%, 09/01/30 (Call 03/01/25)(a)(b)	6,460	6,521,276
4.00%, 11/15/29 (Call 11/15/24)(a)(b)	23,958	25,021,016
4.75%, 08/01/26 (Call 08/01/21)(a)(b)	11,126	11,629,785
5.38%, 05/15/27 (Call 05/15/22)(a)(b)	12,542	13,536,079
5.75%, 08/15/25 (Call 08/15/20)(a)(b)	19,796	20,678,902
Open Text Corp.
3.88%, 02/15/28 (Call 02/15/23)(a)	21,952	21,286,183
5.88%, 06/01/26 (Call 06/01/21)(a)(b)	20,020	21,021,000
Open Text Holdings Inc., 4.13%, 02/15/30 (Call 02/15/25)(a)(b)	21,274	20,663,436
PTC Inc.
3.63%, 02/15/25 (Call 02/15/22)(a)	13,297	13,082,519
4.00%, 02/15/28 (Call 02/15/23)(a)	13,700	13,426,000
6.00%, 05/15/24 (Call 05/15/20)(b)	99	101,846
Rackspace Hosting Inc., 8.63%, 11/15/24 (Call 11/15/20)(a)(b)	29,557	29,168,917
Solera LLC/Solera Finance Inc., 10.50%, 03/01/24 (Call 03/01/21)(a)(b)	48,703	48,459,485
SS&C Technologies Inc., 5.50%, 09/30/27 (Call 03/30/22)(a)(b)	48,856	50,211,754
Veritas U.S. Inc./Veritas Bermuda Ltd.
7.50%, 02/01/23 (Call 02/01/21)(a)(b)	9,819	9,502,828
10.50%, 02/01/24 (Call 02/01/21)(a)(b)	18,797	16,696,749

		472,836,530

Telecommunications — 9.7%
Altice France Holding SA
6.00%, 02/15/28 (Call 02/15/23)(a)	28,325	25,887,028
10.50%, 05/15/27 (Call 05/15/22)(a)	35,192	38,014,750
Altice France SA/France
5.50%, 01/15/28 (Call 09/15/22)(a)	24,496	24,623,869
7.38%, 05/01/26 (Call 05/01/21)(a)	121,273	126,730,285
8.13%, 02/01/27 (Call 02/01/22)(a)(b)	41,537	44,733,393
CenturyLink Inc.
4.00%, 02/15/27 (Call 02/15/23)(a)(b)	29,360	28,699,400
5.13%, 12/15/26 (Call 12/15/22)(a)(b)	29,852	28,470,808
5.63%, 04/01/25 (Call 01/01/25)	13,104	13,169,520
Series S, 6.45%, 06/15/21(b)	18,522	18,915,593
Series T, 5.80%, 03/15/22(b)	34,120	34,887,018
Series W, 6.75%, 12/01/23	18,498	19,414,655
Series Y, 7.50%, 04/01/24 (Call 01/01/24)(b)	25,159	27,297,515
Cincinnati Bell Inc., 7.00%, 07/15/24 (Call 09/15/20)(a)	16,831	16,994,008
CommScope Inc.
5.00%, 06/15/21 (Call 05/11/20)(a)	46	45,310

Security	Par (000)	Value

Telecommunications (continued)
5.50%, 03/01/24 (Call 03/01/21)(a)	$30,138	$30,138,000
5.50%, 06/15/24 (Call 06/15/20)(a)(b)	15,540	13,905,756
6.00%, 03/01/26 (Call 03/01/22)(a)(b)	35,395	35,483,487
8.25%, 03/01/27 (Call 03/01/22)(a)(b)	23,556	22,401,756
CommScope Technologies LLC
5.00%, 03/15/27 (Call 03/15/22)(a)(b)	18,007	15,529,237
6.00%, 06/15/25 (Call 06/15/20)(a)(b)	34,107	30,372,966
Connect Finco Sarl/Connect U.S. Finco LLC, 6.75%, 10/01/26 (Call 10/01/22)(a)(b)	47,256	45,489,887
Frontier Communications Corp.
8.00%, 04/01/27 (Call 04/01/22)(a)(f)	30,586	31,188,544
8.50%, 04/01/26 (Call 04/01/21)(a)(f)	28,954	26,782,450
Hughes Satellite Systems Corp.
5.25%, 08/01/26	18,904	19,943,720
6.63%, 08/01/26(b)	19,103	20,351,763
7.63%, 06/15/21(b)	16,671	17,293,829
Intelsat Connect Finance SA, 9.50%, 02/15/23 (Call 08/15/20)(a)(b)	10,525	2,029,220
Intelsat Jackson Holdings SA
5.50%, 08/01/23 (Call 08/01/20)(f)	28,635	15,248,138
8.00%, 02/15/24 (Call 02/15/21)(a)	24,000	24,523,200
8.50%, 10/15/24 (Call 10/15/20)(a)(f)	34,792	19,657,480
9.50%, 09/30/22(a)	7,646	8,471,676
9.75%, 07/15/25 (Call 07/15/21)(a)	23,748	13,610,573
Intrado Corp., 8.50%, 10/15/25 (Call 10/15/20)(a)(b)	27,745	19,390,980
Koninklijke KPN NV, 7.00%, 03/28/73 (Call 03/28/23)(a)(c)	13,953	14,724,601
Level 3 Financing Inc.
4.63%, 09/15/27 (Call 09/15/22)(a)(b)	24,374	24,274,927
5.13%, 05/01/23 (Call 05/01/20)(b)	16,537	16,498,138
5.25%, 03/15/26 (Call 03/15/21)	19,621	20,084,888
5.38%, 08/15/22 (Call 05/29/20)	19,603	19,596,756
5.38%, 01/15/24 (Call 01/15/21)(b)	22,858	23,029,435
5.38%, 05/01/25 (Call 05/01/20)(b)	19,459	19,750,885
5.63%, 02/01/23 (Call 05/29/20)(b)	13,414	13,400,854
Nokia OYJ
3.38%, 06/12/22(b)	12,737	12,802,466
4.38%, 06/12/27(b)	12,634	12,848,778
Qwest Corp., 6.75%, 12/01/21(b)	22,630	23,591,775
Sprint Communications Inc.
6.00%, 11/15/22	54,847	57,903,623
11.50%, 11/15/21	24,348	27,208,890
Sprint Corp.
7.13%, 06/15/24	58,935	66,154,537
7.25%, 09/15/21	36,927	38,727,191
7.63%, 02/15/25 (Call 11/15/24)(b)	36,385	41,842,750
7.63%, 03/01/26 (Call 11/01/25)(b)	35,522	41,790,567
7.88%, 09/15/23	99,419	111,732,043
Telecom Italia SpA/Milano, 5.30%, 05/30/24(a)(b)	35,664	36,808,932
Telefonaktiebolaget LM Ericsson, 4.13%, 05/15/22(b)	25,335	26,095,050
T-Mobile USA Inc.
4.00%, 04/15/22 (Call 03/16/22)	12,529	12,810,903
4.50%, 02/01/26 (Call 02/01/21)	23,408	24,117,262
4.75%, 02/01/28 (Call 02/01/23)	36,291	38,106,276
5.13%, 04/15/25 (Call 04/15/21)	12,812	13,065,906
5.38%, 04/15/27 (Call 04/15/22)	12,683	13,427,492
6.00%, 03/01/23 (Call 09/01/20)	30,369	30,369,000
6.00%, 04/15/24 (Call 04/15/21)	22,247	22,660,423
6.38%, 03/01/25 (Call 09/01/20)(b)	37,939	39,069,203
6.50%, 01/15/24 (Call 01/15/21)	21,200	21,701,380

2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® iBoxx $ High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Telecommunications (continued)
6.50%, 01/15/26 (Call 01/15/21)	$44,876	$47,400,275
ViaSat Inc.
5.63%, 09/15/25 (Call 09/15/20)(a)(b)	17,398	16,420,328
5.63%, 04/15/27 (Call 04/15/22)(a)(b)	14,435	14,253,913
Vodafone Group PLC, 7.00%, 04/04/79 (Call 01/04/29)(b)(c)	47,636	54,543,220
Zayo Group Holdings Inc.
4.00%, 03/01/27 (Call 03/01/21)(a)	23,755	22,978,924
6.13%, 03/01/28 (Call 03/01/23)(a)	8,595	8,102,948

		1,887,590,353

Toys, Games & Hobbies — 0.3%
Mattel Inc.
5.88%, 12/15/27 (Call 12/15/22)(a)(b)	14,715	14,365,519
6.75%, 12/31/25 (Call 12/31/20)(a)(b)	36,087	36,639,131

		51,004,650

Transportation — 0.4%
Navios Maritime Holdings Inc./Navios Maritime Finance II U.S. Inc., 7.38%, 01/15/22 (Call 01/15/21)(a)(b)	8,578	3,376,613
XPO Logistics Inc.
6.13%, 09/01/23 (Call 09/01/20)(a)(b)	13,235	13,400,438
6.25%, 05/01/25 (Call 05/01/22)(a)	7,838	7,935,975
6.50%, 06/15/22 (Call 06/15/20)(a)(b)	25,390	25,491,560
6.75%, 08/15/24 (Call 08/15/21)(a)(b)	23,104	23,787,876

		73,992,462

Trucking & Leasing — 0.2%
AerCap Global Aviation Trust, 6.50%, 06/15/45 (Call 06/15/25)(a)(b)(c)	12,090	9,173,287
Fortress Transportation & Infrastructure Investors LLC
6.50%, 10/01/25 (Call 10/01/21)(a)	8,674	7,156,050
6.75%, 03/15/22 (Call 03/15/21)(a)(b)	18,145	16,351,367

		32,680,704

Total Corporate Bonds & Notes — 97.3% (Cost: $20,557,246,476)		19,010,540,857

Security	Shares (000)	Value

Short-Term Investments

Money Market Funds — 10.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.89%(g)(h)(i)	1,611,080	$1,612,851,809
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.18%(g)(h)	331,140	331,140,000

		1,943,991,809

Total Short-Term Investments — 10.0% (Cost: $1,942,271,153)		1,943,991,809

Total Investments in Securities — 107.3% (Cost: $22,499,517,629)		20,954,532,666

Other Assets, Less Liabilities — (7.3)%		(1,427,389,630)

Net Assets — 100.0%		$19,527,143,036

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	All or a portion of this security is on loan.
(c)	Security is issued at a fixed coupon rate, which converts to a variable rate at a specified date.
(d)	Perpetual security with no stated maturity date.
(e)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(f)	Issuer filed for bankruptcy and/or is in default.
(g)	Affiliate of the Fund.
(h)	Annualized 7-day yield as of period-end.
(i)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$19,010,540,857	$—	$19,010,540,857
Money Market Funds	1,943,991,809	—	—	1,943,991,809

	$1,943,991,809	$19,010,540,857	$—	$20,954,532,666

SCHEDULES OF INVESTMENTS

Schedule of Investments (unaudited) April 30, 2020	iShares® iBoxx $ Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.1%
Omnicom Group Inc./Omnicom Capital Inc.
3.60%, 04/15/26 (Call 01/15/26)	$26,994	$28,731,296
3.65%, 11/01/24 (Call 08/01/24)(a)	15,845	16,909,252

		45,640,548

Aerospace & Defense — 1.8%
Boeing Co. (The)
2.70%, 02/01/27 (Call 12/01/26)(a)	14,376	12,651,735
2.95%, 02/01/30 (Call 11/01/29)(a)	12,158	10,385,674
3.20%, 03/01/29 (Call 12/01/28)(a)	15,215	13,364,467
3.25%, 02/01/35 (Call 11/01/34)(a)	16,201	13,427,418
3.60%, 05/01/34 (Call 02/01/34)	14,971	13,171,281
3.75%, 02/01/50 (Call 08/01/49)(a)	15,222	12,185,304
3.90%, 05/01/49 (Call 11/01/48)(a)	10,425	8,437,097
3.95%, 08/01/59 (Call 02/01/59)(a)	13,251	10,375,381
General Dynamics Corp.
3.25%, 04/01/25 (Call 03/01/25)	10,000	10,854,237
3.38%, 05/15/23 (Call 04/15/23)	7,771	8,307,488
3.50%, 05/15/25 (Call 03/15/25)(a)	11,684	12,843,639
3.63%, 04/01/30 (Call 01/01/30)	270	309,256
3.75%, 05/15/28 (Call 02/15/28)(a)	14,019	15,903,075
4.25%, 04/01/40 (Call 10/01/39)	10,000	12,290,442
L3Harris Technologies Inc.
4.40%, 06/15/28 (Call 03/15/28)(a)	9,681	10,988,953
4.40%, 06/15/28 (Call 03/15/28)(b)	17,845	20,255,951
Lockheed Martin Corp.
2.90%, 03/01/25 (Call 12/01/24)(a)	12,898	13,754,092
3.55%, 01/15/26 (Call 10/15/25)(a)	26,853	30,139,281
3.80%, 03/01/45 (Call 09/01/44)(a)	14,207	17,070,590
4.07%, 12/15/42	18,607	23,030,801
4.09%, 09/15/52 (Call 03/15/52)(a)	19,641	25,334,788
4.70%, 05/15/46 (Call 11/15/45)	19,862	26,965,249
Northrop Grumman Corp.
2.93%, 01/15/25 (Call 11/15/24)(a)	21,761	23,028,985
3.20%, 02/01/27 (Call 11/01/26)(a)	8,031	8,662,597
3.25%, 08/01/23(a)	8,854	9,445,621
3.25%, 01/15/28 (Call 10/15/27)(a)	40,604	44,006,867
4.03%, 10/15/47 (Call 04/15/47)	31,888	38,452,572
4.75%, 06/01/43(a)	14,429	18,636,775
Raytheon Technologies Corp.
2.65%, 11/01/26 (Call 08/01/26)	2,430	2,592,064
3.13%, 05/04/27 (Call 02/04/27)(a)	18,110	19,603,235
3.75%, 11/01/46 (Call 05/01/46)	16,763	19,717,948
3.95%, 08/16/25 (Call 06/16/25)(a)	28,726	32,211,061
4.13%, 11/16/28 (Call 08/16/28)(a)	44,902	51,941,902
4.15%, 05/15/45 (Call 11/16/44)	15,120	18,560,553
4.45%, 11/16/38 (Call 05/16/38)(a)	11,095	13,787,151
4.50%, 06/01/42(a)	48,195	61,221,048
4.63%, 11/16/48 (Call 05/16/48)(a)	24,811	33,229,906
5.70%, 04/15/40(a)	13,783	19,650,637
6.13%, 07/15/38(a)	16,339	24,064,618
Rockwell Collins Inc.
3.20%, 03/15/24 (Call 01/15/24)(a)	11,111	11,790,100
3.50%, 03/15/27 (Call 12/15/26)(a)	27,908	29,778,499
4.35%, 04/15/47 (Call 10/15/46)	15,045	18,273,452

		820,701,790

Agriculture — 1.6%
Altria Group Inc. 3.80%, 02/14/24 (Call 01/14/24)	19,538	20,902,598

Security	Par (000)	Value

Agriculture (continued)
3.88%, 09/16/46 (Call 03/16/46)(a)	$17,988	$17,451,843
4.00%, 01/31/24(a)	21,574	23,181,144
4.25%, 08/09/42	11,920	11,940,668
4.40%, 02/14/26 (Call 12/14/25)(a)	18,994	21,088,113
4.80%, 02/14/29 (Call 11/14/28)(a)	49,622	55,415,875
5.38%, 01/31/44(a)	25,079	28,648,722
5.80%, 02/14/39 (Call 08/14/38)(a)	30,122	35,825,007
5.95%, 02/14/49 (Call 08/14/48)(a)	31,394	39,211,991
AgricultureArcher-Daniels-Midland Co., 2.50%, 08/11/26 (Call 05/11/26)(a)	15,698	16,615,094
BAT Capital Corp.
2.79%, 09/06/24 (Call 08/06/24)(a)	15,166	15,473,914
3.22%, 08/15/24 (Call 06/15/24)(a)	38,227	39,530,839
3.22%, 09/06/26 (Call 07/06/26)(a)	15,217	15,616,568
3.56%, 08/15/27 (Call 05/15/27)(a)	58,313	59,873,619
4.39%, 08/15/37 (Call 02/15/37)(a)	35,220	36,017,715
4.54%, 08/15/47 (Call 02/15/47)(a)	33,282	34,778,412
4.76%, 09/06/49 (Call 03/06/49)(a)	18,251	19,782,865
4.91%, 04/02/30 (Call 01/02/30)	515	577,168
Philip Morris International Inc.
2.75%, 02/25/26 (Call 11/25/25)(a)	14,392	15,169,960
2.88%, 05/01/24 (Call 04/01/24)(a)	10,839	11,413,933
3.25%, 11/10/24(a)	11,180	12,090,433
3.38%, 08/11/25 (Call 05/11/25)(a)	10,503	11,382,062
3.38%, 08/15/29 (Call 05/15/29)(a)	14,687	16,173,837
3.88%, 08/21/42(a)	10,296	11,239,712
4.13%, 03/04/43(a)	17,375	19,600,112
4.25%, 11/10/44(a)	19,463	22,590,817
4.38%, 11/15/41(a)	9,776	11,241,884
4.88%, 11/15/43(a)	9,646	11,931,926
6.38%, 05/16/38(a)	18,840	26,887,457
Reynolds American Inc.
4.45%, 06/12/25 (Call 03/12/25)	38,876	42,263,278
5.70%, 08/15/35 (Call 02/15/35)	9,434	11,014,063
5.85%, 08/15/45 (Call 02/15/45)(a)	28,922	34,130,956

		749,062,585

Airlines — 0.0%
Southwest Airlines Co.
4.75%, 05/04/23	7,495	7,463,971
5.25%, 05/04/25 (Call 04/04/25)	5,565	5,552,924

		13,016,895

Apparel — 0.2%
NIKE Inc.
2.38%, 11/01/26 (Call 08/01/26)(a)	24,291	26,079,362
2.40%, 03/27/25 (Call 02/27/25)	200	210,751
2.75%, 03/27/27 (Call 01/27/27)(a)	200	215,538
2.85%, 03/27/30 (Call 12/27/29)	25,000	27,127,290
3.25%, 03/27/40 (Call 09/27/39)	20,000	21,703,540
3.38%, 03/27/50 (Call 09/27/49)	15,000	16,817,107
3.88%, 11/01/45 (Call 05/01/45)(a)	11,832	14,035,799

		106,189,387

Auto Manufacturers — 0.9%
Auto ManufacturersAmerican Honda Finance Corp., 2.15%, 09/10/24(a)	12,582	12,442,877
Auto ManufacturersDaimler Finance North America LLC, 8.50%, 01/18/31(a)	28,307	37,672,011
General Motors Co.
4.20%, 10/01/27 (Call 07/01/27)(a)	11,109	9,900,638
4.88%, 10/02/23	19,039	18,654,132

2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® iBoxx $ Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Auto Manufacturers (continued)
5.00%, 10/01/28 (Call 07/01/28)(a)	$9,261	$8,508,558
5.00%, 04/01/35(a)	9,205	7,699,863
5.15%, 04/01/38 (Call 10/01/37)(a)	13,829	11,384,401
5.20%, 04/01/45	19,343	15,510,660
5.40%, 04/01/48 (Call 10/01/47)(a)	10,004	7,974,887
5.95%, 04/01/49 (Call 10/01/48)(a)	15,637	13,298,329
6.25%, 10/02/43(a)	21,901	18,991,752
6.60%, 04/01/36 (Call 10/01/35)(a)	15,999	14,938,890
6.75%, 04/01/46 (Call 10/01/45)	12,373	11,253,396
General Motors Financial Co. Inc.
2.90%, 02/26/25 (Call 01/26/25)(a)	16,685	14,966,704
3.50%, 11/07/24 (Call 09/07/24)(a)	12,192	11,163,613
3.70%, 05/09/23 (Call 03/09/23)	6,221	5,952,672
3.95%, 04/13/24 (Call 02/13/24)	11,369	10,674,767
4.00%, 01/15/25 (Call 10/15/24)	19,048	17,771,243
4.00%, 10/06/26 (Call 07/06/26)(a)	13,784	12,454,423
4.15%, 06/19/23 (Call 05/19/23)(a)	8,062	7,826,226
4.30%, 07/13/25 (Call 04/13/25)(a)	14,027	13,132,490
4.35%, 04/09/25 (Call 02/09/25)(a)	15,286	14,360,641
4.35%, 01/17/27 (Call 10/17/26)(a)	19,574	17,770,835
5.10%, 01/17/24 (Call 12/17/23)(a)	18,580	18,141,885
5.25%, 03/01/26 (Call 12/01/25)(a)	24,352	23,421,486
Auto ManufacturersToyota Motor Corp., 3.42%, 07/20/23(a)	4,075	4,348,327
Toyota Motor Credit Corp.
2.15%, 02/13/30	17,357	17,144,545
3.00%, 04/01/25	500	530,955
3.20%, 01/11/27(a)	13,205	14,116,076
3.45%, 09/20/23(a)	8,925	9,482,198

		401,489,480

Auto Parts & Equipment — 0.0%
Auto Parts & EquipmentLear Corp., 3.80%, 09/15/27 (Call 06/15/27)(a)	11,353	10,545,501

Banks — 24.0%
BanksAustralia & New Zealand Banking Group Ltd./New York NY, 3.70%, 11/16/25(a)	11,330	12,459,356
Banco Santander SA
2.71%, 06/27/24	22,761	23,316,350
3.31%, 06/27/29(a)	17,058	17,650,899
3.80%, 02/23/28	15,460	16,072,224
3.85%, 04/12/23(a)	6,325	6,557,759
4.25%, 04/11/27(a)	16,766	17,876,426
4.38%, 04/12/28(a)	16,707	18,081,746
Bank of America Corp.
2.02%, 02/13/26 (Call 02/13/25)(c)	39,309	39,485,757
2.46%, 10/22/25 (Call 10/22/24)(a)(c)	20,765	21,232,246
2.50%, 02/13/31 (Call 02/13/30)(c)	58,634	59,292,155
2.59%, 04/29/31 (Call 04/29/30)(c)	30,000	30,671,832
2.88%, 10/22/30 (Call 10/22/29)(c)	33,197	34,434,126
3.09%, 10/01/25 (Call 10/01/24)(c)	24,043	25,212,841
3.19%, 07/23/30 (Call 07/23/29)(c)	36,902	39,404,590
3.25%, 10/21/27 (Call 10/21/26)(a)	15,891	16,910,501
3.37%, 01/23/26 (Call 01/23/25)(a)(c)	34,865	37,203,849
3.42%, 12/20/28 (Call 12/20/27)(a)(c)	79,101	84,881,329
3.46%, 03/15/25 (Call 03/15/24)(a)(c)	25,198	26,661,129
3.50%, 04/19/26(a)	32,876	35,739,513
3.56%, 04/23/27 (Call 04/23/26)(c)	40,213	43,387,949
3.59%, 07/21/28 (Call 07/21/27)(a)(c)	25,109	27,127,701
3.71%, 04/24/28 (Call 04/24/27)(a)(c)	26,531	28,947,351

Security	Par (000)	Value

Banks (continued)
3.82%, 01/20/28 (Call 01/20/27)(a)(c)	$28,202	$30,876,686
3.86%, 07/23/24 (Call 07/23/23)(a)(c)	24,456	26,066,293
3.88%, 08/01/25	24,210	26,539,711
3.95%, 01/23/49 (Call 01/23/48)(a)(c)	16,456	19,140,420
3.97%, 03/05/29 (Call 03/05/28)(c)	33,927	37,775,889
3.97%, 02/07/30 (Call 02/07/29)(a)(c)	39,251	43,992,627
4.00%, 04/01/24(a)	22,848	24,751,099
4.00%, 01/22/25(a)	33,246	35,796,241
4.08%, 04/23/40 (Call 04/23/39)(c)	23,381	27,021,389
4.08%, 03/20/51 (Call 03/20/50)(c)	60,200	72,300,898
4.10%, 07/24/23(a)	15,485	16,688,686
4.13%, 01/22/24(a)	28,838	31,272,094
4.20%, 08/26/24(a)	26,170	28,188,568
4.24%, 04/24/38 (Call 04/24/37)(c)	30,704	36,129,510
4.25%, 10/22/26(a)	19,232	20,996,065
4.27%, 07/23/29 (Call 07/23/28)(a)(c)	39,787	45,260,068
4.33%, 03/15/50 (Call 03/15/49)(a)(c)	36,566	45,037,333
4.44%, 01/20/48 (Call 01/20/47)(c)	30,412	37,664,043
4.45%, 03/03/26	27,000	29,791,600
5.00%, 01/21/44	23,703	31,018,843
5.88%, 02/07/42(a)	17,680	25,412,415
6.11%, 01/29/37(a)	29,817	40,077,113
7.75%, 05/14/38(a)	21,682	33,979,918
Series L, 3.95%, 04/21/25(a)	33,015	35,482,327
Series L, 4.18%, 11/25/27 (Call 11/25/26)(a)	16,108	17,669,068
BanksBank of America N.A., 6.00%, 10/15/36	13,023	18,259,216
Bank of Montreal
1.85%, 05/01/25	700	702,357
2.50%, 06/28/24(a)	20,628	21,272,128
Series E, 3.30%, 02/05/24(a)	26,247	27,745,945
Bank of New York Mellon Corp. (The)
2.10%, 10/24/24(a)	14,513	14,933,620
2.20%, 08/16/23 (Call 06/16/23)	15,105	15,499,055
2.45%, 08/17/26 (Call 05/17/26)(a)	14,698	15,319,055
2.80%, 05/04/26 (Call 02/04/26)(a)	12,847	13,629,634
3.25%, 05/16/27 (Call 02/16/27)(a)	12,323	13,368,552
3.30%, 08/23/29 (Call 05/23/29)(a)	11,096	12,273,156
3.40%, 01/29/28 (Call 10/29/27)(a)	11,919	13,164,396
3.45%, 08/11/23(a)	13,054	13,947,576
3.85%, 04/28/28(a)	534	606,399
Series 0012, 3.65%, 02/04/24 (Call 01/05/24)(a)	10,195	11,124,065
Series G, 3.00%, 02/24/25 (Call 01/24/25)(a)	11,908	12,773,433
Bank of Nova Scotia (The)
2.20%, 02/03/25	26,916	27,386,357
2.70%, 08/03/26(a)	23,824	24,913,874
3.40%, 02/11/24	7,570	8,047,574
4.50%, 12/16/25(a)	15,644	17,085,219
Barclays PLC
3.65%, 03/16/25(a)	32,610	33,825,942
3.93%, 05/07/25 (Call 05/07/24)(a)(c)	25,958	27,092,318
4.34%, 05/16/24 (Call 05/16/23)(c)	9,463	9,931,533
4.34%, 01/10/28 (Call 01/10/27)(a)	20,107	21,593,531
4.38%, 09/11/24	18,518	19,019,404
4.38%, 01/12/26	38,148	41,086,552
4.84%, 05/09/28 (Call 05/07/27)	30,484	31,995,979
4.95%, 01/10/47(a)	18,253	21,904,814
4.97%, 05/16/29 (Call 05/16/28)(a)(c)	29,155	32,804,337
5.20%, 05/12/26	32,442	35,178,333
5.25%, 08/17/45(a)	19,391	24,089,445
BanksBNP Paribas SA, 4.25%, 10/15/24(a)	9,460	10,059,445

SCHEDULES OF INVESTMENTS

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® iBoxx $ Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
BanksBPCE SA, 4.00%, 04/15/24(a)	$23,807	$25,650,174
Canadian Imperial Bank of Commerce
2.25%, 01/28/25(a)	17,790	17,912,815
3.10%, 04/02/24(a)	17,862	18,516,394
3.50%, 09/13/23(a)	11,481	12,293,799
BanksCitibank N.A., 3.65%, 01/23/24 (Call 12/23/23)(a)	25,659	27,433,679
Citigroup Inc.
2.67%, 01/29/31 (Call 01/29/30)(a)(c)	31,656	31,816,436
2.98%, 11/05/30 (Call 11/05/29)(c)	35,892	36,629,595
3.11%, 04/08/26 (Call 04/08/25)(c)	16,340	17,093,253
3.20%, 10/21/26 (Call 07/21/26)(a)	44,136	46,327,630
3.30%, 04/27/25(a)	24,154	25,577,475
3.35%, 04/24/25 (Call 04/24/24)(a)(c)	27,085	28,107,564
3.40%, 05/01/26(a)	27,344	29,115,079
3.50%, 05/15/23(a)	7,367	7,660,767
3.52%, 10/27/28 (Call 10/27/27)(c)	33,445	35,629,637
3.67%, 07/24/28 (Call 07/24/27)(a)(c)	37,483	39,850,771
3.70%, 01/12/26(a)	30,547	33,028,345
3.88%, 10/25/23(a)	14,701	15,663,492
3.88%, 03/26/25(a)	18,981	20,121,559
3.88%, 01/24/39 (Call 01/24/38)(a)(c)	16,951	18,315,927
3.89%, 01/10/28 (Call 01/10/27)(c)	41,579	44,855,762
3.98%, 03/20/30 (Call 03/20/29)(c)	38,388	42,308,923
4.00%, 08/05/24(a)	11,644	12,419,075
4.04%, 06/01/24 (Call 06/01/23)(c)	13,442	14,340,818
4.08%, 04/23/29 (Call 04/23/28)(a)(c)	27,573	30,380,829
4.13%, 07/25/28(a)	30,666	33,152,068
4.28%, 04/24/48 (Call 04/24/47)(a)(c)	15,414	17,970,056
4.30%, 11/20/26(a)	12,327	13,406,294
4.40%, 06/10/25	39,332	42,803,541
4.41%, 03/31/31 (Call 03/31/30)(c)	25,195	29,012,383
4.45%, 09/29/27	50,988	55,919,031
4.60%, 03/09/26	22,789	25,117,409
4.65%, 07/30/45(a)	15,312	18,511,638
4.65%, 07/23/48 (Call 06/23/48)(a)	44,675	55,146,271
4.75%, 05/18/46(a)	28,945	34,922,805
5.30%, 05/06/44(a)	8,153	10,367,007
5.32%, 03/26/41 (Call 03/26/40)(c)	5,000	6,411,490
5.50%, 09/13/25(a)	22,475	25,713,886
5.88%, 01/30/42(a)	16,694	23,022,069
6.63%, 06/15/32	13,126	17,099,891
6.68%, 09/13/43	14,650	21,401,457
8.13%, 07/15/39(a)	28,233	46,492,992
BanksCitizens Financial Group Inc., 4.30%, 12/03/25 (Call 11/03/25)(a)	11,907	12,720,705
Cooperatieve Rabobank UA
3.75%, 07/21/26(a)	22,545	23,554,035
4.38%, 08/04/25(a)	20,435	21,957,126
4.63%, 12/01/23(a)	17,014	18,223,770
5.25%, 05/24/41(a)	22,412	31,716,080
5.25%, 08/04/45	17,697	23,122,100
5.75%, 12/01/43(a)	17,852	24,485,723
BanksCooperatieve Rabobank UA/NY, 3.38%, 05/21/25	16,852	18,049,916
BanksCredit Suisse AG/New York NY, 3.63%, 09/09/24(a)	41,094	44,054,173
Credit Suisse Group Funding Guernsey Ltd.
3.75%, 03/26/25(a)	38,788	41,199,419
3.80%, 06/09/23(a)	18,395	19,229,132
4.55%, 04/17/26(a)	30,006	33,364,356

Security	Par (000)	Value

Banks (continued)
4.88%, 05/15/45	$29,404	$36,733,829
BanksDeutsche Bank AG/London, 3.70%, 05/30/24(a)	8,868	8,732,189
Deutsche Bank AG/New York NY
3.70%, 05/30/24(a)	11,646	11,241,229
3.96%, 11/26/25 (Call 11/26/24)(a)(c)	25,386	24,747,303
Discover Bank
2.45%, 09/12/24 (Call 08/12/24)(a)	9,900	9,673,238
3.45%, 07/27/26 (Call 04/27/26)	14,659	14,552,171
4.20%, 08/08/23	3,893	4,048,063
4.65%, 09/13/28 (Call 06/13/28)(a)	15,072	15,843,884
Fifth Third Bancorp.
2.38%, 01/28/25 (Call 12/28/24)	17,907	18,147,333
3.65%, 01/25/24 (Call 12/25/23)	24,822	26,289,578
4.30%, 01/16/24 (Call 12/16/23)	9,684	10,351,129
8.25%, 03/01/38	14,882	22,004,582
Fifth Third Bank/Cincinnati OH
3.85%, 03/15/26 (Call 02/15/26)	11,555	12,391,402
3.95%, 07/28/25 (Call 06/28/25)	8,175	9,144,895
Goldman Sachs Group Inc. (The)
2.60%, 02/07/30 (Call 11/07/29)(a)	32,282	32,025,097
3.27%, 09/29/25 (Call 09/29/24)(a)(c)	37,131	38,780,949
3.50%, 01/23/25 (Call 10/23/24)(a)	42,250	44,745,327
3.50%, 04/01/25 (Call 03/01/25)(a)	9,565	10,189,575
3.50%, 11/16/26 (Call 11/16/25)	42,024	44,649,752
3.63%, 02/20/24 (Call 01/20/24)(a)	21,174	22,424,033
3.69%, 06/05/28 (Call 06/05/27)(a)(c)	39,008	41,643,447
3.75%, 05/22/25 (Call 02/22/25)(a)	33,403	35,547,035
3.75%, 02/25/26 (Call 11/25/25)(a)	26,746	28,829,021
3.81%, 04/23/29 (Call 04/23/28)(c)	37,759	40,669,943
3.85%, 07/08/24 (Call 04/08/24)	30,042	32,017,349
3.85%, 01/26/27 (Call 01/26/26)(a)	44,025	47,455,146
4.00%, 03/03/24(a)	40,653	43,720,253
4.02%, 10/31/38 (Call 10/31/37)(c)	36,950	40,349,167
4.22%, 05/01/29 (Call 05/01/28)(a)(c)	53,794	59,350,748
4.25%, 10/21/25(a)	28,287	30,152,794
4.41%, 04/23/39 (Call 04/23/38)(c)	31,473	35,880,863
4.75%, 10/21/45 (Call 04/21/45)	22,486	27,401,449
4.80%, 07/08/44 (Call 01/08/44)(a)	25,219	30,587,959
5.15%, 05/22/45(a)	27,141	32,994,841
5.95%, 01/15/27(a)	11,637	13,838,327
6.13%, 02/15/33	14,887	19,546,277
6.25%, 02/01/41	35,973	50,134,840
6.75%, 10/01/37(a)	78,297	106,761,162
HSBC Holdings PLC
2.63%, 11/07/25 (Call 11/07/24)(a)(c)	27,867	28,419,363
3.60%, 05/25/23(a)	17,841	18,788,921
3.80%, 03/11/25 (Call 03/11/24)(a)(c)	37,053	39,451,485
3.90%, 05/25/26(a)	33,566	36,424,299
3.95%, 05/18/24 (Call 05/18/23)(a)(c)	14,930	15,763,358
3.97%, 05/22/30 (Call 05/22/29)(a)(c)	46,036	50,276,519
4.04%, 03/13/28 (Call 03/13/27)(a)(c)	44,197	47,806,644
4.25%, 03/14/24(a)	15,356	16,292,757
4.25%, 08/18/25(a)	23,071	24,537,610
4.29%, 09/12/26 (Call 09/12/25)(a)(c)	29,854	32,572,607
4.30%, 03/08/26(a)	45,532	50,379,970
4.38%, 11/23/26(a)	18,904	20,517,627
4.58%, 06/19/29 (Call 06/19/28)(a)(c)	44,379	50,198,503
4.95%, 03/31/30(a)	1,257	1,482,610
5.25%, 03/14/44(a)	22,222	28,185,056
6.10%, 01/14/42(a)	12,571	17,723,848

2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® iBoxx $ Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
6.50%, 05/02/36(a)	$25,935	$34,879,136
6.50%, 09/15/37	37,686	51,347,948
6.80%, 06/01/38(a)	19,153	26,897,037
BanksHSBC USA Inc., 3.50%, 06/23/24(a)	11,455	12,104,982
Huntington Bancshares Inc./OH
2.55%, 02/04/30 (Call 11/04/29)	13,899	13,214,149
2.63%, 08/06/24 (Call 07/06/24)	15,004	15,376,321
BanksHuntington National Bank (The), 3.55%, 10/06/23 (Call 09/06/23)(a)	12,367	13,226,280
ING Groep NV
3.55%, 04/09/24(a)	11,978	12,554,562
3.95%, 03/29/27(a)	22,194	24,101,082
4.05%, 04/09/29(a)	15,000	16,633,502
4.10%, 10/02/23	14,342	15,269,539
4.55%, 10/02/28(a)	18,782	21,359,925
JPMorgan Chase & Co.
2.08%, 04/22/26 (Call 04/22/25)(c)	3,000	3,019,152
2.30%, 10/15/25 (Call 10/15/24)(c)	33,316	33,993,161
2.52%, 04/22/31 (Call 04/22/30)(c)	3,000	3,035,390
2.70%, 05/18/23 (Call 03/18/23)(a)	13,300	13,750,113
2.74%, 10/15/30 (Call 10/15/29)(c)	52,664	54,560,978
2.95%, 10/01/26 (Call 07/01/26)(a)	43,325	45,430,760
3.11%, 04/22/41 (Call 04/22/40)(c)	2,000	2,059,884
3.11%, 04/22/51 (Call 04/22/50)(c)	2,400	2,466,537
3.13%, 01/23/25 (Call 10/23/24)(a)	36,003	37,916,721
3.20%, 06/15/26 (Call 03/15/26)(a)	23,804	25,329,398
3.22%, 03/01/25 (Call 03/01/24)(c)	28,879	30,314,335
3.30%, 04/01/26 (Call 01/01/26)(a)	36,577	39,222,179
3.38%, 05/01/23	22,057	23,094,455
3.51%, 01/23/29 (Call 01/23/28)(c)	32,785	35,592,317
3.54%, 05/01/28 (Call 05/01/27)(a)(c)	36,182	39,031,134
3.56%, 04/23/24 (Call 04/23/23)(c)	40	42,168
3.63%, 05/13/24(a)	26,604	28,643,356
3.63%, 12/01/27 (Call 12/01/26)(a)	11,735	12,578,820
3.70%, 05/06/30 (Call 05/06/29)(a)(c)	37,539	41,340,402
3.78%, 02/01/28 (Call 02/01/27)(a)(c)	33,737	36,797,088
3.80%, 07/23/24 (Call 07/23/23)(a)(c)	25,936	27,675,434
3.88%, 02/01/24(a)	14,464	15,714,544
3.88%, 09/10/24(a)	35,949	38,690,665
3.88%, 07/24/38 (Call 07/24/37)(c)	38,222	43,161,242
3.90%, 07/15/25 (Call 04/15/25)(a)	47,447	52,069,842
3.90%, 01/23/49 (Call 01/23/48)(a)(c)	28,988	33,744,519
3.96%, 01/29/27 (Call 01/29/26)(a)(c)	29,192	32,250,860
3.96%, 11/15/48 (Call 11/15/47)(c)	50,812	59,655,971
4.01%, 04/23/29 (Call 04/23/28)(c)	35,136	38,983,571
4.02%, 12/05/24 (Call 12/05/23)(a)(c)	31,642	34,248,203
4.03%, 07/24/48 (Call 07/24/47)(c)	29,704	35,145,841
4.13%, 12/15/26(a)	23,710	26,211,599
4.20%, 07/23/29 (Call 07/23/28)(a)(c)	37,331	42,054,409
4.25%, 10/01/27(a)	16,188	18,138,628
4.26%, 02/22/48 (Call 02/22/47)(c)	27,738	33,916,082
4.45%, 12/05/29 (Call 12/05/28)(a)(c)	32,583	37,502,890
4.85%, 02/01/44(a)	23,987	31,302,421
4.95%, 06/01/45(a)	16,904	21,402,273
5.40%, 01/06/42	17,749	24,309,341
5.50%, 10/15/40(a)	20,385	27,943,428
5.60%, 07/15/41(a)	22,841	31,753,777
5.63%, 08/16/43	15,483	20,831,870
6.40%, 05/15/38(a)	35,401	51,589,283
BanksKeyBank N.A./Cleveland OH, 3.30%, 06/01/25	11,122	11,886,266

Security	Par (000)	Value

Banks (continued)
KeyCorp
2.25%, 04/06/27	$6,521	$6,320,520
2.55%, 10/01/29(a)	14,725	14,206,871
4.10%, 04/30/28(a)	14,802	16,024,672
Lloyds Banking Group PLC
2.44%, 02/05/26 (Call 02/05/25)(a)(c)	27,799	27,749,913
3.57%, 11/07/28 (Call 11/07/27)(c)	18,322	19,142,393
3.75%, 01/11/27(a)	19,955	21,177,822
3.87%, 07/09/25 (Call 07/09/24)(c)	250	262,963
3.90%, 03/12/24(a)	12,735	13,401,183
4.05%, 08/16/23(a)	21,000	22,180,778
4.34%, 01/09/48(a)	16,546	18,069,069
4.38%, 03/22/28	23,345	25,819,178
4.45%, 05/08/25(a)	29,489	32,043,874
4.50%, 11/04/24(a)	11,643	12,338,960
4.55%, 08/16/28(a)	19,653	22,016,824
4.58%, 12/10/25	22,290	24,093,578
4.65%, 03/24/26(a)	18,141	19,693,260
5.30%, 12/01/45(a)	10,861	13,424,211
BanksManufacturers & Traders Trust Co., 2.90%, 02/06/25 (Call 01/06/25)(a)	14,413	15,236,452
Mitsubishi UFJ Financial Group Inc.
2.19%, 02/25/25	25,851	25,943,875
2.56%, 02/25/30	13,060	13,313,188
2.76%, 09/13/26(a)	16,930	17,544,195
2.80%, 07/18/24(a)	13,847	14,404,260
3.20%, 07/18/29	29,233	30,883,767
3.29%, 07/25/27(a)	15,000	15,815,123
3.41%, 03/07/24(a)	23,691	24,908,082
3.68%, 02/22/27(a)	17,020	18,461,994
3.74%, 03/07/29(a)	22,288	24,468,500
3.75%, 07/18/39(a)	21,192	23,371,828
3.76%, 07/26/23(a)	10,808	11,422,327
3.78%, 03/02/25	11,284	12,146,621
3.85%, 03/01/26(a)	26,196	28,715,641
3.96%, 03/02/28	12,823	14,331,947
4.05%, 09/11/28(a)	11,242	12,530,084
Mizuho Financial Group Inc.
2.23%, 05/25/26 (Call 05/25/25)(c)	17,538	17,534,994
2.84%, 09/13/26(a)	16,486	17,136,041
3.15%, 07/16/30 (Call 07/16/29)(a)(c)	15,082	15,885,190
3.17%, 09/11/27	14,352	14,988,382
3.92%, 09/11/24 (Call 09/11/23)(a)(c)	5,118	5,446,185
4.02%, 03/05/28(a)	19,898	22,025,948
4.25%, 09/11/29 (Call 09/11/28)(c)	15,850	17,897,452
Morgan Stanley
2.19%, 04/28/26 (Call 04/28/25)(c)	16,760	16,907,952
2.70%, 01/22/31 (Call 01/22/30)(a)(c)	61,300	62,576,763
2.72%, 07/22/25 (Call 07/22/24)(a)(c)	30,262	31,135,077
3.13%, 07/27/26	43,614	46,076,364
3.59%, 07/22/28 (Call 07/22/27)(a)(c)	39,170	42,643,709
3.62%, 04/01/31 (Call 04/01/30)(c)	23,190	25,338,614
3.63%, 01/20/27(a)	40,425	43,988,225
3.70%, 10/23/24	40,465	43,651,704
3.74%, 04/24/24 (Call 04/24/23)(c)	200	211,986
3.77%, 01/24/29 (Call 01/24/28)(a)(c)	44,560	49,048,453
3.88%, 01/27/26(a)	40,704	44,741,157
3.95%, 04/23/27(a)	29,508	31,333,477
3.97%, 07/22/38 (Call 07/22/37)(c)	30,181	34,346,262
4.00%, 07/23/25(a)	44,671	48,967,327

SCHEDULES OF INVESTMENTS

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® iBoxx $ Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
4.10%, 05/22/23(a)	$16,904	$17,819,032
4.30%, 01/27/45(a)	33,683	40,621,418
4.35%, 09/08/26	30,263	33,181,167
4.38%, 01/22/47(a)	41,866	51,831,130
4.43%, 01/23/30 (Call 01/23/29)(c)	44,248	51,213,405
4.46%, 04/22/39 (Call 04/22/38)(a)(c)	13,189	15,931,223
5.00%, 11/24/25(a)	28,538	32,258,257
5.60%, 03/24/51 (Call 03/24/50)(c)	10,000	14,351,718
6.38%, 07/24/42(a)	26,568	40,177,633
7.25%, 04/01/32(a)	17,357	24,972,627
Series F, 3.88%, 04/29/24(a)	39,614	42,602,294
National Australia Bank Ltd./New York
2.50%, 07/12/26(a)	19,232	19,873,581
3.38%, 01/14/26(a)	11,323	12,218,530
3.63%, 06/20/23	7,960	8,503,420
BanksNorthern Trust Corp., 3.95%, 10/30/25(a)	14,008	15,630,013
PNC Bank N.A.
2.70%, 10/22/29	13,244	13,575,958
2.95%, 02/23/25 (Call 01/24/25)(a)	11,320	12,003,885
3.10%, 10/25/27 (Call 09/25/27)(a)	17,704	18,950,080
3.25%, 06/01/25 (Call 05/02/25)	13,134	14,088,022
3.50%, 06/08/23 (Call 05/09/23)	8,165	8,684,923
3.80%, 07/25/23 (Call 06/25/23)	3,960	4,233,535
4.05%, 07/26/28	18,825	21,137,286
PNC Financial Services Group Inc. (The)
2.55%, 01/22/30 (Call 10/24/29)	29,927	30,588,025
2.60%, 07/23/26 (Call 05/23/26)(a)	15,543	16,162,148
3.15%, 05/19/27 (Call 04/19/27)(a)	10,961	11,877,651
3.45%, 04/23/29 (Call 01/23/29)(a)	21,561	23,617,650
3.50%, 01/23/24 (Call 12/23/23)	11,434	12,179,595
3.90%, 04/29/24 (Call 03/29/24)(a)	7,751	8,383,566
BanksRegions Financial Corp., 3.80%, 08/14/23 (Call 07/14/23)(a)	9,746	10,268,152
Royal Bank of Canada
2.25%, 11/01/24(a)	27,027	27,630,691
2.55%, 07/16/24(a)	18,874	19,487,732
3.70%, 10/05/23(a)	14,750	15,774,115
4.65%, 01/27/26(a)	19,970	22,669,341
Royal Bank of Scotland Group PLC
3.88%, 09/12/23(a)	29,884	31,271,577
4.27%, 03/22/25 (Call 03/22/24)(a)(c)	36,140	38,227,757
4.45%, 05/08/30 (Call 05/08/29)(c)	18,903	21,038,561
4.52%, 06/25/24 (Call 06/25/23)(a)(c)	9,247	9,769,984
4.80%, 04/05/26(a)	18,931	20,943,653
4.89%, 05/18/29 (Call 05/18/28)(c)	30,195	34,084,104
5.08%, 01/27/30 (Call 01/27/29)(a)(c)	27,600	31,803,187
5.13%, 05/28/24(a)	34,155	36,218,222
6.00%, 12/19/23(a)	25,667	27,926,661
6.10%, 06/10/23(a)	2,455	2,652,424
Santander Holdings USA Inc.
3.24%, 10/05/26 (Call 08/05/26)	10,245	9,836,879
3.50%, 06/07/24 (Call 05/07/24)(a)	13,021	13,016,564
4.40%, 07/13/27 (Call 04/14/27)	21,388	21,701,522
4.50%, 07/17/25 (Call 04/17/25)(a)	18,831	19,331,579
Santander UK Group Holdings PLC
3.82%, 11/03/28 (Call 11/03/27)(a)(c)	19,392	20,555,326
4.80%, 11/15/24 (Call 11/15/23)(a)(c)	10,553	11,324,766
Santander UK PLC
2.88%, 06/18/24(a)	14,065	14,521,496
4.00%, 03/13/24(a)	9,609	10,295,033

Security	Par (000)	Value

Banks (continued)
State Street Corp.
2.40%, 01/24/30(a)	$11,103	$11,511,195
2.65%, 05/19/26(a)	16,168	17,048,846
3.10%, 05/15/23(a)	11,843	12,404,017
3.30%, 12/16/24(a)	3,970	4,326,842
3.55%, 08/18/25(a)	18,331	20,276,676
3.70%, 11/20/23(a)	7,824	8,651,214
Sumitomo Mitsui Financial Group Inc.
2.35%, 01/15/25(a)	21,158	21,427,765
2.45%, 09/27/24(a)	8,199	8,335,726
2.63%, 07/14/26(a)	27,525	28,371,776
2.70%, 07/16/24(a)	35,568	36,389,806
2.75%, 01/15/30	22,438	23,234,827
3.01%, 10/19/26(a)	17,639	18,558,772
3.04%, 07/16/29(a)	40,779	42,774,961
3.35%, 10/18/27(a)	7,176	7,663,248
3.36%, 07/12/27(a)	24,360	25,854,074
3.45%, 01/11/27(a)	19,071	20,220,590
3.54%, 01/17/28(a)	14,214	15,284,577
3.75%, 07/19/23(a)	10,812	11,399,890
3.78%, 03/09/26(a)	19,062	20,798,110
3.94%, 10/16/23(a)	3,935	4,183,271
3.94%, 07/19/28	6,850	7,595,806
BanksSvenska Handelsbanken AB, 3.90%, 11/20/23(a)	11,608	12,474,016
Toronto-Dominion Bank (The)
2.65%, 06/12/24(a)	25,617	26,592,859
3.25%, 03/11/24	16,063	17,034,339
3.50%, 07/19/23(a)	17,739	19,007,484
Truist Bank
1.50%, 03/10/25 (Call 02/10/25)	5,622	5,598,935
2.15%, 12/06/24 (Call 11/05/24)	15,721	16,025,936
3.20%, 04/01/24 (Call 03/01/24)(a)	12,451	13,165,804
3.30%, 05/15/26 (Call 04/15/26)(a)	10,910	11,550,924
3.63%, 09/16/25 (Call 08/16/25)	21,511	23,164,566
3.80%, 10/30/26 (Call 09/30/26)(a)	11,232	12,409,307
Truist Financial Corp.
2.50%, 08/01/24 (Call 07/01/24)(a)	14,553	15,012,041
2.85%, 10/26/24 (Call 09/26/24)(a)	19,763	20,746,476
3.70%, 06/05/25 (Call 05/05/25)(a)	21,746	23,768,637
3.75%, 12/06/23 (Call 11/06/23)(a)	7,442	7,993,990
4.00%, 05/01/25 (Call 03/01/25)	10,123	11,135,716
U.S. Bancorp.
2.40%, 07/30/24 (Call 06/28/24)	11,251	11,710,337
3.00%, 07/30/29 (Call 04/30/29)(a)	22,794	23,945,462
3.10%, 04/27/26 (Call 03/27/26)(a)	16,723	17,761,415
3.38%, 02/05/24 (Call 01/05/24)(a)	14,306	15,368,826
3.60%, 09/11/24 (Call 08/11/24)(a)	13,440	14,460,247
3.70%, 01/30/24 (Call 12/29/23)(a)	5,731	6,193,827
3.90%, 04/26/28 (Call 03/24/28)(a)	10,857	12,429,614
3.95%, 11/17/25 (Call 10/17/25)(a)	8,800	9,898,067
Series V, 2.38%, 07/22/26 (Call 06/22/26)(a)	16,221	16,908,044
Series X, 3.15%, 04/27/27 (Call 03/27/27)(a)	23,580	25,641,361
U.S. Bank N.A./Cincinnati OH
2.05%, 01/21/25 (Call 12/20/24)(a)	11,386	11,690,902
2.80%, 01/27/25 (Call 12/27/24)	18,969	20,170,933
3.40%, 07/24/23 (Call 06/23/23)	13,347	14,248,235
BanksWachovia Corp., 5.50%, 08/01/35(a)	10,598	12,977,365
Wells Fargo & Co.
2.16%, 02/11/26 (Call 02/11/25)(a)(c)	35,272	35,321,793
2.41%, 10/30/25 (Call 10/30/24)(c)	44,792	45,474,406

2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® iBoxx $ Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
2.57%, 02/11/31 (Call 02/11/30)(c)	$49,616	$49,178,129
2.88%, 10/30/30 (Call 10/30/29)(c)	54,099	55,106,718
3.00%, 02/19/25(a)	36,489	38,173,894
3.00%, 04/22/26(a)	50,590	53,212,535
3.00%, 10/23/26(a)	43,522	45,422,863
3.07%, 04/30/41 (Call 04/30/40)(c)	455	454,291
3.20%, 06/17/27 (Call 06/17/26)(a)(c)	37,743	39,853,083
3.30%, 09/09/24(a)	29,367	31,144,308
3.55%, 09/29/25(a)	38,004	40,854,224
3.58%, 05/22/28 (Call 05/22/27)(c)	44,617	47,735,135
3.75%, 01/24/24 (Call 12/24/23)	38,658	41,150,687
3.90%, 05/01/45	33,713	38,519,985
4.10%, 06/03/26	34,806	37,648,623
4.13%, 08/15/23(a)	15,305	16,212,984
4.15%, 01/24/29 (Call 10/24/28)(a)	42,791	48,433,301
4.30%, 07/22/27(a)	36,137	39,521,732
4.40%, 06/14/46(a)	20,950	23,625,893
4.48%, 04/04/31 (Call 04/04/30)(c)	40,000	46,399,448
4.65%, 11/04/44(a)	29,073	34,085,662
4.75%, 12/07/46(a)	25,799	30,468,255
4.90%, 11/17/45	27,819	33,195,370
5.01%, 04/04/51 (Call 04/04/50)(c)	50,485	66,180,468
5.38%, 02/07/35(a)	12,056	15,401,686
5.38%, 11/02/43(a)	31,302	39,459,226
5.61%, 01/15/44	32,262	41,748,890
Wells Fargo Bank N.A.
3.55%, 08/14/23 (Call 07/14/23)(a)	23,080	24,557,916
5.85%, 02/01/37(a)	12,709	16,916,581
6.60%, 01/15/38	22,824	32,271,915
Westpac Banking Corp.
2.35%, 02/19/25	17,169	17,575,615
2.65%, 01/16/30(a)	10,276	10,551,726
2.70%, 08/19/26(a)	15,739	16,450,289
2.85%, 05/13/26	34,903	36,657,710
3.30%, 02/26/24(a)	19,690	20,861,189
3.35%, 03/08/27(a)	25,546	27,497,727
3.40%, 01/25/28(a)	9,735	10,612,524
3.65%, 05/15/23(a)	9,496	10,121,417
4.42%, 07/24/39	11,732	12,869,365

		11,075,837,054

Beverages — 3.4%
Anheuser-Busch Companies LLC/Anheuser-Busch InBev Worldwide Inc.
3.65%, 02/01/26 (Call 11/01/25)(a)	47,407	51,683,036
4.70%, 02/01/36 (Call 08/01/35)	73,458	81,655,119
4.90%, 02/01/46 (Call 08/01/45)(a)	138,537	159,832,520
Anheuser-Busch InBev Finance Inc.
2.63%, 01/17/23	1	520
3.65%, 02/01/26 (Call 11/01/25)	25,273	27,339,677
3.70%, 02/01/24	14,437	15,606,935
4.00%, 01/17/43	14,011	14,458,190
4.63%, 02/01/44(a)	12,135	13,450,052
4.90%, 02/01/46 (Call 08/01/45)	18,234	20,495,641
Anheuser-Busch InBev Worldwide Inc.
3.50%, 06/01/30 (Call 03/01/30)(a)	10,000	10,710,406
3.75%, 07/15/42	12,677	12,806,042
4.00%, 04/13/28 (Call 01/13/28)(a)	38,638	42,634,467
4.15%, 01/23/25 (Call 12/23/24)(a)	40,540	45,071,403
4.35%, 06/01/40 (Call 12/01/39)	10,000	10,948,751
4.38%, 04/15/38 (Call 10/15/37)(a)	25,689	27,727,772

Security	Par (000)	Value

Beverages (continued)
4.44%, 10/06/48 (Call 04/06/48)(a)	$26,068	$28,183,564
4.50%, 06/01/50 (Call 12/01/49)	15,000	16,738,075
4.60%, 04/15/48 (Call 10/15/47)(a)	37,563	41,639,671
4.60%, 06/01/60 (Call 12/01/59)	234	258,102
4.75%, 01/23/29 (Call 10/23/28)(a)	54,649	63,056,721
4.75%, 04/15/58 (Call 10/15/57)	22,433	25,089,419
4.90%, 01/23/31 (Call 10/23/30)(a)	10,738	12,661,655
4.95%, 01/15/42(a)	23,493	26,905,194
5.45%, 01/23/39 (Call 07/23/38)	30,259	36,456,246
5.55%, 01/23/49 (Call 07/23/48)	61,387	76,704,137
5.80%, 01/23/59 (Call 07/23/58)(a)	27,521	36,228,595
8.20%, 01/15/39(a)	14,355	21,621,184
Coca-Cola Co. (The)
1.75%, 09/06/24(a)	10,029	10,339,639
2.13%, 09/06/29(a)	15,084	15,632,231
2.25%, 09/01/26(a)	15,157	16,063,607
2.88%, 10/27/25	26,211	28,459,762
3.20%, 11/01/23(a)	15,515	16,788,000
3.38%, 03/25/27	575	646,627
3.45%, 03/25/30	20,000	23,125,266
4.20%, 03/25/50(a)	20,200	26,290,300
Constellation Brands Inc.
3.15%, 08/01/29 (Call 05/01/29)(a)	19,847	20,546,895
4.25%, 05/01/23(a)	8,731	9,356,818
BeveragesDiageo Capital PLC, 2.38%, 10/24/29 (Call 07/24/29)	23,073	23,827,988
Keurig Dr Pepper Inc.
3.20%, 05/01/30 (Call 02/01/30)	225	238,565
3.80%, 05/01/50 (Call 11/01/49)	355	378,792
4.06%, 05/25/23 (Call 04/25/23)(a)	19,243	20,627,338
4.42%, 05/25/25 (Call 03/25/25)(a)	17,367	19,329,711
4.60%, 05/25/28 (Call 02/25/28)(a)	30,462	35,112,643
5.09%, 05/25/48 (Call 11/25/47)	11,900	15,039,725
Molson Coors Beverage Co.
3.00%, 07/15/26 (Call 04/15/26)	27,308	27,098,214
4.20%, 07/15/46 (Call 01/15/46)(a)	20,622	19,735,254
5.00%, 05/01/42	13,667	14,575,856
PepsiCo Inc.
0.75%, 05/01/23	2,105	2,102,137
1.63%, 05/01/30 (Call 02/01/30)	6,415	6,377,087
2.25%, 03/19/25 (Call 02/19/25)	25,000	26,463,147
2.38%, 10/06/26 (Call 07/06/26)(a)	17,284	18,441,409
2.63%, 07/29/29 (Call 04/29/29)(a)	22,367	24,158,044
2.75%, 04/30/25 (Call 01/30/25)(a)	15,383	16,574,107
2.75%, 03/19/30 (Call 12/19/29)	25,375	27,761,435
2.85%, 02/24/26 (Call 11/24/25)(a)	9,362	10,213,181
2.88%, 10/15/49 (Call 04/15/49)	22,419	23,965,857
3.00%, 10/15/27 (Call 07/15/27)(a)	22,016	24,122,784
3.38%, 07/29/49 (Call 01/29/49)(a)	16,878	19,235,165
3.45%, 10/06/46 (Call 04/06/46)	20,076	22,863,414
3.60%, 03/01/24 (Call 12/01/23)	10,642	11,674,920
3.63%, 03/19/50 (Call 09/19/49)	25,000	30,121,172
4.00%, 03/05/42(a)	10,921	13,270,237
4.00%, 05/02/47 (Call 11/02/46)(a)	7,842	9,775,738
4.45%, 04/14/46 (Call 10/14/45)(a)	20,422	26,689,959

		1,576,986,118

Biotechnology — 1.5%
Amgen Inc.
2.20%, 02/21/27 (Call 12/21/26)(a)	16,730	17,170,938
2.25%, 08/19/23 (Call 06/19/23)(a)	7,662	7,964,971

SCHEDULES OF INVESTMENTS

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® iBoxx $ Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Biotechnology (continued)
2.45%, 02/21/30 (Call 11/21/29)	$17,791	$18,395,117
2.60%, 08/19/26 (Call 05/19/26)	23,037	24,543,912
3.13%, 05/01/25 (Call 02/01/25)	14,314	15,497,500
3.15%, 02/21/40 (Call 08/21/39)(a)	21,614	22,795,592
3.20%, 11/02/27 (Call 08/02/27)(a)	10,340	11,280,913
3.38%, 02/21/50 (Call 08/21/49)	23,752	25,824,737
3.63%, 05/22/24 (Call 02/22/24)(a)	10,847	11,786,719
4.40%, 05/01/45 (Call 11/01/44)	28,694	35,046,857
4.56%, 06/15/48 (Call 12/15/47)(a)	20,952	26,570,289
4.66%, 06/15/51 (Call 12/15/50)(a)	51,337	67,064,588
5.15%, 11/15/41 (Call 05/15/41)(a)	13,976	18,575,985
BiotechnologyBaxalta Inc., 4.00%, 06/23/25 (Call 03/23/25)(a)	10,434	11,454,897
Biogen Inc.
2.25%, 05/01/30 (Call 02/01/30)	7,935	7,930,953
3.15%, 05/01/50 (Call 11/01/49)	5,270	5,155,061
4.05%, 09/15/25 (Call 06/15/25)(a)	26,339	29,263,032
5.20%, 09/15/45 (Call 03/15/45)(a)	24,565	31,695,195
Gilead Sciences Inc.
2.50%, 09/01/23 (Call 07/01/23)	7,044	7,361,119
2.95%, 03/01/27 (Call 12/01/26)(a)	16,480	18,003,988
3.50%, 02/01/25 (Call 11/01/24)(a)	28,644	31,530,863
3.65%, 03/01/26 (Call 12/01/25)(a)	50,692	57,126,746
3.70%, 04/01/24 (Call 01/01/24)	16,794	18,320,091
4.00%, 09/01/36 (Call 03/01/36)(a)	8,432	10,094,402
4.15%, 03/01/47 (Call 09/01/46)(a)	26,658	33,324,670
4.50%, 02/01/45 (Call 08/01/44)	20,519	26,538,423
4.60%, 09/01/35 (Call 03/01/35)(a)	12,372	16,011,767
4.75%, 03/01/46 (Call 09/01/45)(a)	34,156	45,953,052
4.80%, 04/01/44 (Call 10/01/43)(a)	29,348	39,056,770
5.65%, 12/01/41 (Call 06/01/41)(a)	12,316	17,600,222

		708,939,369

Building Materials — 0.2%
Carrier Global Corp.
2.24%, 02/15/25 (Call 01/15/25)(a)(b)	25,557	25,274,296
2.49%, 02/15/27 (Call 12/15/26)(b)	11,019	10,535,974
2.72%, 02/15/30 (Call 11/15/29)(b)	28,457	26,847,740
3.38%, 04/05/40 (Call 10/05/39)(b)	29,579	26,421,161
3.58%, 04/05/50 (Call 10/05/49)(b)	25,670	23,163,625

		112,242,796

Chemicals — 1.2%
Dow Chemical Co. (The)
3.50%, 10/01/24 (Call 07/01/24)	15,713	16,453,043
3.63%, 05/15/26 (Call 03/15/26)	11,824	12,318,489
4.38%, 11/15/42 (Call 05/15/42)(a)	19,981	21,351,237
4.80%, 05/15/49 (Call 11/15/48)	12,760	14,698,978
5.25%, 11/15/41 (Call 05/15/41)	11,239	13,166,372
5.55%, 11/30/48 (Call 05/30/48)(a)	8,771	10,923,563
7.38%, 11/01/29(a)	10,727	14,349,341
9.40%, 05/15/39(a)	9,156	14,496,117
DuPont de Nemours Inc.
4.21%, 11/15/23 (Call 10/15/23)(a)	35,278	38,119,086
4.49%, 11/15/25 (Call 09/15/25)(a)	29,463	32,443,639
4.73%, 11/15/28 (Call 08/15/28)(a)	36,468	41,257,043
5.32%, 11/15/38 (Call 05/15/38)(a)	26,625	32,359,692
5.42%, 11/15/48 (Call 05/15/48)(a)	27,740	35,638,857
ChemicalsEastman Chemical Co., 4.65%, 10/15/44 (Call 04/15/44)(a)	13,357	15,270,772

Security	Par (000)	Value

Chemicals (continued)
Ecolab Inc.
2.70%, 11/01/26 (Call 08/01/26)(a)	$16,568	$17,524,327
4.80%, 03/24/30 (Call 12/24/29)	100	123,013
LYB International Finance BV
4.00%, 07/15/23(a)	14,769	15,458,346
4.88%, 03/15/44 (Call 09/15/43)(a)	10,593	11,642,634
5.25%, 07/15/43(a)	11,338	12,934,392
ChemicalsLYB International Finance II BV, 3.50%, 03/02/27 (Call 12/02/26)(a)	18,733	19,178,497
ChemicalsLYB International Finance III LLC, 4.20%, 10/15/49 (Call 04/15/49)(a)	15,190	15,395,683
LyondellBasell Industries NV
4.63%, 02/26/55 (Call 08/26/54)(a)	12,253	12,912,503
5.75%, 04/15/24 (Call 01/15/24)(a)	15,577	17,233,368
ChemicalsMosaic Co. (The), 4.25%, 11/15/23 (Call 08/15/23)	9,993	10,172,501
Nutrien Ltd.
4.20%, 04/01/29 (Call 01/01/29)(a)	13,480	15,337,173
5.00%, 04/01/49 (Call 10/01/48)	12,885	16,611,638
ChemicalsRohm & Haas Co., 7.85%, 07/15/29(a)	8,784	11,800,430
Sherwin-Williams Co. (The)
2.30%, 05/15/30 (Call 02/15/30)	2,865	2,833,234
2.95%, 08/15/29 (Call 05/15/29)	16,559	17,217,904
3.45%, 06/01/27 (Call 03/01/27)(a)	21,987	23,555,394
4.50%, 06/01/47 (Call 12/01/46)(a)	18,650	22,415,234

		555,192,500

Commercial Services — 0.4%
Global Payments Inc.
2.65%, 02/15/25 (Call 01/15/25)(a)	13,955	14,353,807
3.20%, 08/15/29 (Call 05/15/29)(a)	21,601	22,183,644
4.15%, 08/15/49 (Call 02/15/49)(a)	10,588	11,527,014
4.80%, 04/01/26 (Call 01/01/26)(a)	12,106	13,675,724
IHS Markit Ltd.
4.25%, 05/01/29 (Call 02/01/29)(a)	11,963	12,877,958
4.75%, 08/01/28 (Call 05/01/28)	12,239	13,955,362
PayPal Holdings Inc.
2.40%, 10/01/24 (Call 09/01/24)(a)	20,100	20,873,599
2.65%, 10/01/26 (Call 08/01/26)(a)	22,038	23,070,236
2.85%, 10/01/29 (Call 07/01/29)	24,670	26,218,161
Commercial ServicesS&P Global Inc., 4.40%, 02/15/26 (Call 11/15/25)(a)	8,116	9,281,863

		168,017,368

Computers — 3.3%
Apple Inc.
1.80%, 09/11/24 (Call 08/11/24)	8,629	8,947,389
2.05%, 09/11/26 (Call 07/11/26)	30,645	32,293,177
2.20%, 09/11/29 (Call 06/11/29)(a)	27,047	28,701,852
2.40%, 05/03/23(a)	56,765	59,571,944
2.45%, 08/04/26 (Call 05/04/26)(a)	36,369	39,069,085
2.50%, 02/09/25(a)	20,382	21,691,959
2.75%, 01/13/25 (Call 11/13/24)(a)	15,372	16,601,376
2.85%, 05/11/24 (Call 03/11/24)(a)	21,824	23,369,973
2.90%, 09/12/27 (Call 06/12/27)(a)	35,994	39,462,339
2.95%, 09/11/49 (Call 03/11/49)(a)	25,917	27,743,687
3.00%, 02/09/24 (Call 12/09/23)	14,165	15,249,572
3.00%, 06/20/27 (Call 03/20/27)(a)	12,987	14,355,726
3.00%, 11/13/27 (Call 08/13/27)(a)	18,693	20,628,516
3.20%, 05/13/25(a)	29,938	33,120,385
3.20%, 05/11/27 (Call 02/11/27)(a)	32,605	36,317,682

2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® iBoxx $ Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Computers (continued)
3.25%, 02/23/26 (Call 11/23/25)(a)	$47,419	$52,677,407
3.35%, 02/09/27 (Call 11/09/26)(a)	34,501	38,687,834
3.45%, 05/06/24	33,332	36,603,002
3.45%, 02/09/45(a)	29,593	33,905,470
3.75%, 09/12/47 (Call 03/12/47)	15,333	18,533,646
3.75%, 11/13/47 (Call 05/13/47)	17,075	20,655,981
3.85%, 05/04/43	33,660	40,603,486
3.85%, 08/04/46 (Call 02/04/46)(a)	29,337	35,811,183
4.25%, 02/09/47 (Call 08/09/46)(a)	15,342	19,797,837
4.38%, 05/13/45(a)	30,082	39,160,450
4.45%, 05/06/44(a)	16,889	22,062,766
4.50%, 02/23/36 (Call 08/23/35)(a)	20,578	26,060,788
4.65%, 02/23/46 (Call 08/23/45)(a)	43,499	58,881,221
Dell International LLC/EMC Corp.
4.00%, 07/15/24 (Call 06/15/24)(a)(b)	9,888	10,039,260
4.90%, 10/01/26 (Call 08/01/26)(a)(b)	26,632	27,448,047
5.30%, 10/01/29 (Call 07/01/29)(a)(b)	19,853	20,675,178
5.45%, 06/15/23 (Call 04/15/23)(b)	31,413	33,200,139
6.02%, 06/15/26 (Call 03/15/26)(b)	72,669	78,753,772
8.10%, 07/15/36 (Call 01/15/36)(a)(b)	30,527	37,254,003
8.35%, 07/15/46 (Call 01/15/46)(a)(b)	27,265	33,945,947
Hewlett Packard Enterprise Co.
4.90%, 10/15/25 (Call 07/15/25)(a)	43,776	47,426,721
6.20%, 10/15/35 (Call 04/15/35)(a)	13,187	15,514,711
6.35%, 10/15/45 (Call 04/15/45)(a)	20,775	24,852,457
ComputersHP Inc., 6.00%, 09/15/41(a)	15,892	17,799,172
International Business Machines Corp.
1.70%, 05/15/27 (Call 03/15/27)	8,360	8,344,534
1.95%, 05/15/30 (Call 02/15/30)	10,000	9,962,900
2.95%, 05/15/50 (Call 11/15/49)	1,625	1,611,529
3.00%, 05/15/24(a)	47,919	51,308,181
3.30%, 05/15/26(a)	44,443	48,976,635
3.38%, 08/01/23(a)	10,338	11,116,014
3.45%, 02/19/26(a)	22,853	25,309,755
3.50%, 05/15/29(a)	39,882	45,038,990
3.63%, 02/12/24	27,017	29,395,207
4.00%, 06/20/42(a)	11,887	13,855,318
4.15%, 05/15/39(a)	39,564	46,259,843
4.25%, 05/15/49(a)	35,531	43,601,987

		1,542,256,033

Cosmetics & Personal Care — 0.3%
Procter & Gamble Co. (The)
2.45%, 11/03/26(a)	20,901	22,845,782
2.85%, 08/11/27(a)	13,289	14,789,538
3.00%, 03/25/30 (Call 12/25/29)	10,200	11,588,255
3.10%, 08/15/23(a)	14,844	16,107,195
5.55%, 03/05/37	2,696	3,939,304
Unilever Capital Corp.
2.13%, 09/06/29 (Call 06/06/29)	21,317	21,951,989
2.60%, 05/05/24 (Call 03/05/24)(a)	13,099	13,743,037
2.90%, 05/05/27 (Call 02/05/27)(a)	10,755	11,653,481
3.50%, 03/22/28 (Call 12/22/27)(a)	15,356	17,176,698
5.90%, 11/15/32(a)	10,499	14,922,433

		148,717,712

Diversified Financial Services — 2.8%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
2.88%, 08/14/24 (Call 07/14/24)	13,818	11,641,665
3.50%, 01/15/25 (Call 11/15/24)(a)	12,619	10,843,770

Security	Par (000)	Value

Diversified Financial Services (continued)
3.65%, 07/21/27 (Call 04/21/27)(a)	$15,037	$12,558,120
4.88%, 01/16/24 (Call 12/16/23)(a)	6,650	6,152,314
Air Lease Corp.
2.30%, 02/01/25 (Call 01/01/25)(a)	12,034	10,402,878
3.00%, 09/15/23 (Call 07/15/23)(a)	6,523	5,995,159
3.75%, 06/01/26 (Call 04/01/26)(a)	13,542	11,725,567
Ally Financial Inc.
3.88%, 05/21/24 (Call 04/21/24)(a)	12,399	12,182,017
5.80%, 05/01/25 (Call 04/01/25)	200	213,230
8.00%, 11/01/31(a)	32,992	40,456,440
American Express Co.
2.50%, 07/30/24 (Call 06/30/24)(a)	24,906	25,550,886
3.00%, 10/30/24 (Call 09/29/24)(a)	23,065	24,244,899
3.13%, 05/20/26 (Call 04/20/26)(a)	19,927	21,335,357
3.40%, 02/22/24 (Call 01/22/24)(a)	11,082	11,746,973
3.70%, 08/03/23 (Call 07/03/23)(a)	13,253	14,038,108
4.05%, 12/03/42	13,242	16,236,733
4.20%, 11/06/25 (Call 10/06/25)(a)	14,122	15,821,816
Diversified Financial ServicesAmerican Express Credit Corp., 3.30%, 05/03/27 (Call 04/03/27)(a)	34,447	38,001,727
Diversified Financial ServicesAmeriprise Financial Inc., 4.00%, 10/15/23(a)	10,749	11,682,910
Brookfield Finance Inc.
4.00%, 04/01/24 (Call 02/01/24)(a)	10,513	11,054,519
4.70%, 09/20/47 (Call 03/20/47)(a)	13,650	13,681,445
4.85%, 03/29/29 (Call 12/29/28)(a)	18,276	20,080,943
Capital One Financial Corp.
3.20%, 02/05/25 (Call 01/05/25)(a)	15,222	15,474,061
3.30%, 10/30/24 (Call 09/30/24)(a)	25,376	25,837,952
3.50%, 06/15/23	9,287	9,560,383
3.75%, 04/24/24 (Call 03/24/24)	13,210	13,661,102
3.75%, 07/28/26 (Call 06/28/26)(a)	16,529	16,289,116
3.75%, 03/09/27 (Call 02/09/27)(a)	24,136	24,343,376
3.80%, 01/31/28 (Call 12/31/27)(a)	19,357	19,619,102
3.90%, 01/29/24 (Call 12/29/23)(a)	21,320	22,181,556
4.20%, 10/29/25 (Call 09/29/25)(a)	26,380	26,978,354
4.25%, 04/30/25 (Call 03/31/25)(a)	12,576	13,361,579
Diversified Financial ServicesCharles Schwab Corp. (The), 3.85%, 05/21/25 (Call 03/21/25)(a)	14,840	16,692,164
CME Group Inc.
3.00%, 03/15/25 (Call 12/15/24)(a)	21,636	23,448,781
5.30%, 09/15/43 (Call 03/15/43)(a)	11,802	17,002,392
Diversified Financial ServicesDiscover Financial Services, 4.10%, 02/09/27 (Call 11/09/26)(a)	22,463	22,409,866
GE Capital International Funding Co. Unlimited Co.
3.37%, 11/15/25(a)	30,278	31,177,357
4.42%, 11/15/35	154,502	161,032,460
Intercontinental Exchange Inc.
3.75%, 12/01/25 (Call 09/01/25)	26,202	28,921,084
4.00%, 10/15/23(a)	5,526	6,095,810
4.25%, 09/21/48 (Call 03/21/48)(a)	19,069	24,526,258
Diversified Financial ServicesJefferies Financial Group Inc., 5.50%, 10/18/23 (Call 01/18/23)(a)	8,899	9,321,326
Jefferies Group LLC/Jefferies Group Capital Finance Inc.
4.15%, 01/23/30(a)	14,609	14,540,631
4.85%, 01/15/27(a)	14,139	14,714,600
Mastercard Inc.
2.00%, 03/03/25 (Call 02/03/25)(a)	10,889	11,266,879
2.95%, 11/21/26 (Call 08/21/26)(a)	11,234	12,295,282

SCHEDULES OF INVESTMENTS

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® iBoxx $ Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
2.95%, 06/01/29 (Call 03/01/29)(a)	$26,487	$29,055,979
3.35%, 03/26/30 (Call 12/26/29)	2,180	2,483,204
3.38%, 04/01/24	12,608	13,861,728
3.65%, 06/01/49 (Call 12/01/48)	10,828	13,024,268
3.85%, 03/26/50 (Call 09/26/49)	10,995	13,672,313
Nomura Holdings Inc.
2.65%, 01/16/25	11,110	11,152,445
3.10%, 01/16/30(a)	28,969	29,041,646
Synchrony Financial
3.95%, 12/01/27 (Call 09/01/27)(a)	15,668	14,528,936
4.25%, 08/15/24 (Call 05/15/24)	14,733	14,340,992
4.50%, 07/23/25 (Call 04/23/25)(a)	18,420	18,264,904
Diversified Financial ServicesTD Ameritrade Holding Corp., 3.30%, 04/01/27 (Call 01/01/27)	18,123	19,272,741
Visa Inc.
2.05%, 04/15/30 (Call 01/15/30)	155	159,463
2.70%, 04/15/40 (Call 10/15/39)	200	208,780
2.75%, 09/15/27 (Call 06/15/27)	6,785	7,369,179
3.15%, 12/14/25 (Call 09/14/25)(a)	60,026	65,993,635
3.65%, 09/15/47 (Call 03/15/47)	8,967	10,848,821
4.15%, 12/14/35 (Call 06/14/35)(a)	22,739	28,769,412
4.30%, 12/14/45 (Call 06/14/45)(a)	55,236	72,933,896

		1,291,381,289

Electric — 2.0%
ElectricAvangrid Inc., 3.20%, 04/15/25 (Call 03/15/25)	125	132,140
Berkshire Hathaway Energy Co.
3.80%, 07/15/48 (Call 01/15/48)(a)	12,631	14,917,257
4.45%, 01/15/49 (Call 07/15/48)	15,983	21,087,740
4.50%, 02/01/45 (Call 08/01/44)	9,606	12,222,912
5.15%, 11/15/43 (Call 05/15/43)(a)	11,386	15,446,613
6.13%, 04/01/36(a)	27,953	39,350,771
ElectricCommonwealth Edison Co., 4.00%, 03/01/48 (Call 09/01/47)	12,906	15,920,513
ElectricConnecticut Light & Power Co. (The), 4.00%, 04/01/48 (Call 10/01/47)(a)	8,937	11,100,781
Consolidated Edison Co. of New York Inc.
4.45%, 03/15/44 (Call 09/15/43)	15,284	18,699,427
4.63%, 12/01/54 (Call 06/01/54)(a)	10,112	12,965,224
ElectricDominion Energy Inc., 3.90%, 10/01/25 (Call 07/01/25)(a)	11,407	12,454,960
Duke Energy Carolinas LLC
3.20%, 08/15/49 (Call 02/15/49)(a)	10,942	12,237,290
5.30%, 02/15/40(a)	11,345	15,723,739
Duke Energy Corp.
2.65%, 09/01/26 (Call 06/01/26)	23,400	24,841,620
3.15%, 08/15/27 (Call 05/15/27)(a)	10,882	11,564,530
3.75%, 04/15/24 (Call 01/15/24)(a)	15,868	17,194,173
3.75%, 09/01/46 (Call 03/01/46)(a)	24,039	27,201,124
ElectricDuke Energy Florida LLC, 6.40%, 06/15/38(a)	12,202	18,878,322
Emera U.S. Finance LP
3.55%, 06/15/26 (Call 03/15/26)(a)	14,453	15,219,236
4.75%, 06/15/46 (Call 12/15/45)(a)	18,153	19,395,704
ElectricEntergy Corp., 2.95%, 09/01/26 (Call 06/01/26)(a)	12,188	12,735,463
Evergy Inc.
2.45%, 09/15/24 (Call 08/15/24)	8,976	9,235,336
2.90%, 09/15/29 (Call 06/15/29)(a)	18,715	19,131,699
Exelon Corp.
3.40%, 04/15/26 (Call 01/15/26)	9,271	9,958,447
3.95%, 06/15/25 (Call 03/15/25)	17,959	19,886,857

Security	Par (000)	Value

Electric (continued)
4.05%, 04/15/30 (Call 01/15/30)	$200	$228,120
4.45%, 04/15/46 (Call 10/15/45)	11,604	13,828,049
Exelon Generation Co. LLC
5.60%, 06/15/42 (Call 12/15/41)(a)	9,225	9,732,965
6.25%, 10/01/39(a)	12,006	13,415,317
FirstEnergy Corp.
Series B, 3.90%, 07/15/27 (Call 04/15/27)(a)	22,791	25,060,945
Series C, 3.40%, 03/01/50 (Call 09/01/49)	13,151	13,867,264
Series C, 4.85%, 07/15/47 (Call 01/15/47)(a)	10,790	13,803,712
Series C, 7.38%, 11/15/31(a)	21,683	31,676,693
Florida Power & Light Co.
2.85%, 04/01/25 (Call 03/01/25)	1,770	1,917,503
3.15%, 10/01/49 (Call 04/01/49)(a)	9,658	11,065,482
3.95%, 03/01/48 (Call 09/01/47)(a)	15,092	19,281,346
ElectricGeorgia Power Co., 4.30%, 03/15/42	18,820	21,847,048
MidAmerican Energy Co.
3.65%, 04/15/29 (Call 01/15/29)	7,689	8,911,609
4.25%, 07/15/49 (Call 01/15/49)	13,121	17,288,550
NextEra Energy Capital Holdings Inc.
2.75%, 11/01/29 (Call 08/01/29)(a)	15,439	16,573,246
3.15%, 04/01/24 (Call 03/01/24)	13,579	14,387,298
3.55%, 05/01/27 (Call 02/01/27)(a)	18,393	20,434,012
ElectricPPL Capital Funding Inc., 4.13%, 04/15/30 (Call 01/15/30)	200	224,728
ElectricPublic Service Enterprise Group Inc., 2.88%, 06/15/24 (Call 05/15/24)(a)	6,245	6,527,702
Sempra Energy
3.25%, 06/15/27 (Call 03/15/27)(a)	11,440	11,939,143
3.40%, 02/01/28 (Call 11/01/27)(a)	17,524	18,423,738
3.80%, 02/01/38 (Call 08/01/37)(a)	16,598	17,579,918
4.00%, 02/01/48 (Call 08/01/47)	11,552	13,003,617
6.00%, 10/15/39(a)	8,116	10,821,287
Southern California Edison Co.
4.00%, 04/01/47 (Call 10/01/46)(a)	28,174	31,357,501
4.65%, 10/01/43 (Call 04/01/43)	13,257	15,545,047
Series C, 4.13%, 03/01/48 (Call 09/01/47)	18,446	20,895,297
Southern Co. (The)
2.95%, 07/01/23 (Call 05/01/23)(a)	15,588	16,423,601
3.25%, 07/01/26 (Call 04/01/26)(a)	27,591	29,386,711
4.40%, 07/01/46 (Call 01/01/46)(a)	28,323	33,416,869
Virginia Electric & Power Co.
Series A, 3.15%, 01/15/26 (Call 10/15/25)(a)	9,201	10,019,216
Series A, 3.50%, 03/15/27 (Call 12/15/26)(a)	11,852	13,188,512

		909,573,924

Electronics — 0.2%
ElectronicsFortive Corp., 3.15%, 06/15/26 (Call 03/15/26)(a)	12,347	12,504,025
Honeywell International Inc.
2.30%, 08/15/24 (Call 07/15/24)(a)	6,977	7,315,972
2.50%, 11/01/26 (Call 08/01/26)(a)	22,540	23,956,711
2.70%, 08/15/29 (Call 05/15/29)(a)	11,743	12,669,913
ElectronicsRoper Technologies Inc., 4.20%, 09/15/28 (Call 06/15/28)(a)	13,389	14,996,479

		71,443,100

Environmental Control — 0.3%
Republic Services Inc.
2.50%, 08/15/24 (Call 07/15/24)	17,013	17,696,543
3.95%, 05/15/28 (Call 02/15/28)(a)	7,610	8,607,946

2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® iBoxx $ Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Environmental Control (continued)
Waste Management Inc.
2.95%, 06/15/24 (Call 05/15/24)(a)	$15,963	$16,952,593
3.15%, 11/15/27 (Call 08/15/27)(a)	13,581	14,934,404
3.20%, 06/15/26 (Call 04/15/26)(a)	15,946	17,459,674
3.45%, 06/15/29 (Call 03/15/29)(a)	14,737	16,716,024
4.10%, 03/01/45 (Call 09/01/44)(a)	6,469	7,917,335
4.15%, 07/15/49 (Call 01/15/49)(a)	13,688	17,386,561

		117,671,080

Food — 1.0%
Campbell Soup Co.
3.95%, 03/15/25 (Call 01/15/25)(a)	18,317	19,944,132
4.15%, 03/15/28 (Call 12/15/27)(a)	15,940	17,999,896
Conagra Brands Inc.
4.30%, 05/01/24 (Call 04/01/24)	15,586	16,854,593
4.60%, 11/01/25 (Call 09/01/25)(a)	16,866	18,817,248
4.85%, 11/01/28 (Call 08/01/28)(a)	22,786	26,633,701
5.30%, 11/01/38 (Call 05/01/38)(a)	12,531	15,628,167
5.40%, 11/01/48 (Call 05/01/48)(a)	17,836	23,823,114
General Mills Inc.
3.20%, 02/10/27 (Call 11/10/26)(a)	8,249	9,113,796
3.70%, 10/17/23 (Call 09/17/23)(a)	10,718	11,574,933
4.00%, 04/17/25 (Call 02/17/25)(a)	12,592	14,055,804
4.20%, 04/17/28 (Call 01/17/28)(a)	20,871	24,047,522
FoodJM Smucker Co. (The), 3.50%, 03/15/25(a)	17,586	18,973,208
FoodKellogg Co., 3.25%, 04/01/26(a)	11,682	12,425,240
Kroger Co. (The)
2.65%, 10/15/26 (Call 07/15/26)(a)	11,225	11,794,925
3.95%, 01/15/50 (Call 07/15/49)(a)	11,563	12,958,237
4.45%, 02/01/47 (Call 08/01/46)(a)	12,271	14,333,445
FoodMcCormick & Co. Inc./MD, 3.40%, 08/15/27 (Call 05/15/27)(a)	12,449	13,535,413
Mondelez International Inc.
1.50%, 05/04/25 (Call 04/04/25)	2,910	2,894,402
2.75%, 04/13/30 (Call 01/13/30)	2,300	2,432,365
3.63%, 05/07/23 (Call 04/07/23)(a)	9,142	9,733,418
Sysco Corp.
3.25%, 07/15/27 (Call 04/15/27)(a)	14,575	14,353,168
3.30%, 07/15/26 (Call 04/15/26)	10,724	10,683,340
3.75%, 10/01/25 (Call 07/01/25)(a)	13,408	13,818,895
5.65%, 04/01/25 (Call 03/01/25)	10,000	11,176,155
6.60%, 04/01/40 (Call 10/01/39)	10,000	11,971,981
6.60%, 04/01/50 (Call 10/01/49)	380	468,687
Tyson Foods Inc.
3.55%, 06/02/27 (Call 03/02/27)(a)	18,077	19,553,508
3.95%, 08/15/24 (Call 05/15/24)(a)	8,466	9,255,875
4.00%, 03/01/26 (Call 01/01/26)(a)	20,683	22,876,962
4.35%, 03/01/29 (Call 12/01/28)(a)	15,092	17,515,057
4.55%, 06/02/47 (Call 12/02/46)(a)	10,047	12,047,047
5.10%, 09/28/48 (Call 03/28/48)(a)	19,234	24,864,263

		466,158,497

Forest Products & Paper — 0.2%
International Paper Co.
3.00%, 02/15/27 (Call 11/15/26)(a)	18,658	19,509,084
3.65%, 06/15/24 (Call 03/15/24)(a)	4,248	4,504,003
4.35%, 08/15/48 (Call 02/15/48)(a)	15,637	17,677,236
4.40%, 08/15/47 (Call 02/15/47)(a)	18,345	20,679,352
4.80%, 06/15/44 (Call 12/15/43)	9,777	10,959,279

		73,328,954

Security	Par (000)	Value

Gas — 0.2%
GasAtmos Energy Corp., 4.13%, 10/15/44 (Call 04/15/44)	$11,333	$14,062,238
NiSource Inc.
2.95%, 09/01/29 (Call 06/01/29)(a)	13,209	13,858,360
3.49%, 05/15/27 (Call 02/15/27)(a)	18,680	20,201,221
3.95%, 03/30/48 (Call 09/30/47)(a)	6,090	6,887,770
4.38%, 05/15/47 (Call 11/15/46)(a)	15,254	18,176,920
4.80%, 02/15/44 (Call 08/15/43)(a)	12,656	15,758,197

		88,944,706

Hand & Machine Tools — 0.0%
Hand & Machine ToolsStanley Black & Decker Inc., 2.30%, 03/15/30 (Call 12/15/29)	12,189	12,169,902

Health Care – Products — 1.2%
Abbott Laboratories
2.95%, 03/15/25 (Call 12/15/24)(a)	21,120	22,801,807
3.40%, 11/30/23 (Call 09/30/23)(a)	5,457	5,925,362
3.75%, 11/30/26 (Call 08/30/26)	22,515	25,907,004
4.75%, 11/30/36 (Call 05/30/36)	30,831	40,191,165
4.90%, 11/30/46 (Call 05/30/46)	44,093	62,006,809
Boston Scientific Corp.
3.45%, 03/01/24 (Call 02/01/24)	12,977	13,689,265
3.75%, 03/01/26 (Call 01/01/26)	16,367	17,799,404
3.85%, 05/15/25	4,221	4,641,582
4.00%, 03/01/29 (Call 12/01/28)(a)	13,682	15,363,395
4.55%, 03/01/39 (Call 09/01/38)(a)	9,028	10,716,898
4.70%, 03/01/49 (Call 09/01/48)	15,182	18,797,801
DH Europe Finance II Sarl
2.60%, 11/15/29 (Call 08/15/29)	13,637	14,329,173
3.25%, 11/15/39 (Call 05/15/39)	10,633	11,546,420
3.40%, 11/15/49 (Call 05/15/49)(a)	12,681	13,984,097
Medtronic Inc.
3.50%, 03/15/25(a)	39,640	44,235,299
4.38%, 03/15/35(a)	33,460	42,603,022
4.63%, 03/15/45(a)	28,323	38,363,795
Stryker Corp.
3.38%, 11/01/25 (Call 08/01/25)(a)	15,329	16,906,021
3.50%, 03/15/26 (Call 12/15/25)(a)	20,693	22,865,891
4.63%, 03/15/46 (Call 09/15/45)	13,750	17,332,648
Thermo Fisher Scientific Inc.
2.60%, 10/01/29 (Call 07/01/29)(a)	16,141	17,055,018
2.95%, 09/19/26 (Call 06/19/26)(a)	19,171	20,764,194
3.20%, 08/15/27 (Call 05/15/27)(a)	11,244	12,211,651
4.10%, 08/15/47 (Call 02/15/47)(a)	12,190	15,072,757
4.15%, 02/01/24 (Call 11/01/23)(a)	5,709	6,284,362
Health Care – ProductsZimmer Biomet Holdings Inc., 3.55%, 04/01/25 (Call 01/01/25)(a)	29,116	30,243,334

		561,638,174

Health Care – Services — 2.3%
Aetna Inc.
2.80%, 06/15/23 (Call 04/15/23)	4,755	4,928,039
3.50%, 11/15/24 (Call 08/15/24)	18,012	19,243,117
3.88%, 08/15/47 (Call 02/15/47)(a)	18,077	19,615,629
6.63%, 06/15/36	11,378	15,636,688
Anthem Inc.
2.25%, 05/15/30 (Call 02/15/30)	6,530	6,505,512
2.38%, 01/15/25 (Call 12/15/24)(a)	16,861	17,355,193
2.88%, 09/15/29 (Call 06/15/29)(a)	6,337	6,630,754
3.13%, 05/15/50 (Call 11/15/49)	7,000	6,982,360
3.35%, 12/01/24 (Call 10/01/24)(a)	12,395	13,278,050

SCHEDULES OF INVESTMENTS

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® iBoxx $ Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care – Services (continued)
3.50%, 08/15/24 (Call 05/15/24)(a)	$18,285	$19,655,848
3.65%, 12/01/27 (Call 09/01/27)(a)	15,903	17,373,989
3.70%, 09/15/49 (Call 03/15/49)(a)	13,073	14,151,631
4.10%, 03/01/28 (Call 12/01/27)(a)	22,628	25,253,660
4.38%, 12/01/47 (Call 06/01/47)	21,201	25,129,085
4.55%, 03/01/48 (Call 09/01/47)(a)	12,954	15,854,401
4.63%, 05/15/42(a)	12,050	14,551,986
4.65%, 01/15/43(a)	13,664	16,688,791
4.65%, 08/15/44 (Call 02/15/44)	10,825	13,020,734
CommonSpirit Health
2.76%, 10/01/24 (Call 07/01/24)	16,490	16,155,464
3.35%, 10/01/29 (Call 04/01/29)(a)	7,134	7,075,147
4.19%, 10/01/49 (Call 04/01/49)	13,762	13,163,553
HCA Inc.
4.13%, 06/15/29 (Call 03/15/29)(a)	32,113	34,756,205
4.50%, 02/15/27 (Call 08/15/26)(a)	24,661	26,669,476
4.75%, 05/01/23(a)	3,925	4,174,630
5.00%, 03/15/24(a)	32,627	35,284,662
5.13%, 06/15/39 (Call 12/15/38)(a)	14,473	16,645,572
5.25%, 04/15/25(a)	22,541	25,059,071
5.25%, 06/15/26 (Call 12/15/25)(a)	28,511	31,779,683
5.25%, 06/15/49 (Call 12/15/48)(a)	28,655	33,817,889
5.50%, 06/15/47 (Call 12/15/46)	19,248	23,260,122
Health Care – ServicesHumana Inc., 4.95%, 10/01/44 (Call 04/01/44)(a)	11,728	14,416,462
Kaiser Foundation Hospitals
4.15%, 05/01/47 (Call 11/01/46)(a)	25,240	31,188,346
Series 2019, 3.27%, 11/01/49 (Call 05/01/49)(a)	9,026	9,358,352
Laboratory Corp. of America Holdings
3.60%, 02/01/25 (Call 11/01/24)(a)	21,768	23,596,741
4.70%, 02/01/45 (Call 08/01/44)(a)	12,129	14,590,553
Health Care – ServicesQuest Diagnostics Inc., 2.95%, 06/30/30 (Call 03/30/30)	11,066	11,568,596
UnitedHealth Group Inc.
2.38%, 08/15/24(a)	11,015	11,587,469
2.88%, 08/15/29(a)	12,211	13,190,817
2.95%, 10/15/27(a)	15,078	16,226,164
3.10%, 03/15/26(a)	20,164	22,002,834
3.45%, 01/15/27(a)	11,455	12,620,699
3.50%, 06/15/23(a)	5,389	5,806,759
3.50%, 02/15/24(a)	9,213	9,998,591
3.50%, 08/15/39 (Call 02/15/39)(a)	20,220	22,614,818
3.70%, 08/15/49 (Call 02/15/49)(a)	18,716	21,962,515
3.75%, 07/15/25(a)	27,163	30,372,414
3.75%, 10/15/47 (Call 04/15/47)(a)	11,736	13,843,767
3.85%, 06/15/28(a)	15,706	17,902,946
3.88%, 12/15/28(a)	12,763	14,689,040
3.88%, 08/15/59 (Call 02/15/59)	17,475	20,994,018
4.20%, 01/15/47 (Call 07/15/46)(a)	11,086	13,659,057
4.25%, 03/15/43 (Call 09/15/42)(a)	5,292	6,538,414
4.25%, 06/15/48 (Call 12/15/47)(a)	17,013	21,263,279
4.45%, 12/15/48 (Call 06/15/48)	17,107	21,909,017
4.63%, 07/15/35(a)	16,876	21,213,063
4.75%, 07/15/45(a)	29,160	38,243,704
5.80%, 03/15/36(a)	12,813	17,592,399
6.88%, 02/15/38(a)	17,080	26,393,868

		1,045,041,643

Security	Par (000)	Value

Holding Companies – Diversified — 0.1%
Ares Capital Corp.
3.25%, 07/15/25 (Call 06/15/25)	$19,461	$17,214,383
4.20%, 06/10/24 (Call 05/10/24)	20,237	19,270,048

		36,484,431

Insurance — 2.0%
Aflac Inc.
3.60%, 04/01/30 (Call 01/01/30)	275	309,492
3.63%, 11/15/24(a)	11,713	12,803,729
American International Group Inc.
3.75%, 07/10/25 (Call 04/10/25)(a)	25,895	27,638,583
3.88%, 01/15/35 (Call 07/15/34)(a)	12,684	13,520,899
3.90%, 04/01/26 (Call 01/01/26)(a)	18,900	20,462,733
4.13%, 02/15/24	15,387	16,641,910
4.20%, 04/01/28 (Call 01/01/28)	12,642	13,717,924
4.38%, 01/15/55 (Call 07/15/54)(a)	9,632	10,343,258
4.50%, 07/16/44 (Call 01/16/44)(a)	34,032	37,714,470
4.75%, 04/01/48 (Call 10/01/47)(a)	19,468	22,252,142
4.80%, 07/10/45 (Call 01/10/45)	11,318	12,892,050
6.25%, 05/01/36(a)	8,179	10,225,953
InsuranceAon Corp., 3.75%, 05/02/29 (Call 02/02/29)(a)	9,958	10,905,826
InsuranceAon PLC, 3.88%, 12/15/25 (Call 09/15/25)(a)	14,150	15,301,554
InsuranceAthene Holding Ltd., 4.13%, 01/12/28 (Call 10/12/27)	15,692	14,755,357
Berkshire Hathaway Finance Corp.
4.20%, 08/15/48 (Call 02/15/48)	36,772	46,314,742
4.25%, 01/15/49 (Call 07/15/48)	34,482	43,684,587
5.75%, 01/15/40(a)	5,683	8,312,260
Berkshire Hathaway Inc.
2.75%, 03/15/23 (Call 01/15/23)(a)	6,208	6,571,209
3.13%, 03/15/26 (Call 12/15/25)(a)	52,575	57,658,030
4.50%, 02/11/43	12,957	16,604,477
Brighthouse Financial Inc.
3.70%, 06/22/27 (Call 03/22/27)(a)	23,102	22,124,799
4.70%, 06/22/47 (Call 12/22/46)(a)	21,233	18,310,520
InsuranceChubb Corp. (The), 6.00%, 05/11/37(a)	10,560	15,143,610
Chubb INA Holdings Inc.
3.15%, 03/15/25(a)	11,749	12,712,011
3.35%, 05/03/26 (Call 02/03/26)(a)	14,760	16,250,320
4.35%, 11/03/45 (Call 05/03/45)	17,321	22,680,414
Equitable Holdings Inc.
4.35%, 04/20/28 (Call 01/20/28)	23,950	25,053,420
5.00%, 04/20/48 (Call 10/20/47)(a)	19,382	20,188,311
Marsh & McLennan Companies Inc.
3.88%, 03/15/24 (Call 02/15/24)	16,848	18,330,486
4.38%, 03/15/29 (Call 12/15/28)(a)	21,623	25,165,438
4.90%, 03/15/49 (Call 09/15/48)(a)	19,070	25,155,016
MetLife Inc.
3.60%, 04/10/24(a)	14,888	16,234,692
4.05%, 03/01/45(a)	15,044	17,510,033
4.13%, 08/13/42(a)	11,331	13,199,541
4.60%, 05/13/46 (Call 11/13/45)(a)	10,289	12,903,989
4.88%, 11/13/43(a)	14,317	18,305,242
5.70%, 06/15/35(a)	15,416	20,821,739
5.88%, 02/06/41	8,562	11,851,672
6.38%, 06/15/34(a)	12,339	17,593,653
Series D, 4.37%, 09/15/23(a)	7,916	8,687,751
InsuranceProgressive Corp. (The), 4.13%, 04/15/47 (Call 10/15/46)	10,819	13,688,368

2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® iBoxx $ Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
Prudential Financial Inc.
3.70%, 03/13/51 (Call 09/13/50)(a)	$22,885	$24,274,264
3.91%, 12/07/47 (Call 06/07/47)(a)	12,429	13,354,302
3.94%, 12/07/49 (Call 06/07/49)	16,123	17,524,482
4.35%, 02/25/50 (Call 08/25/49)(a)	18,893	21,512,441
4.60%, 05/15/44(a)	11,933	13,980,103
5.70%, 12/14/36(a)	6,115	8,108,739
Travelers Companies Inc. (The)
5.35%, 11/01/40	10,207	14,356,113
6.25%, 06/15/37(a)	11,208	16,433,440

		920,086,094

Internet — 1.0%
Alphabet Inc.
2.00%, 08/15/26 (Call 05/15/26)	24,230	25,754,687
3.38%, 02/25/24(a)	5,120	5,618,853
Amazon.com Inc.
2.80%, 08/22/24 (Call 06/22/24)	27,949	30,002,047
3.15%, 08/22/27 (Call 05/22/27)(a)	42,375	47,554,318
3.80%, 12/05/24 (Call 09/05/24)	10,113	11,371,560
3.88%, 08/22/37 (Call 02/22/37)(a)	40,999	49,784,405
4.05%, 08/22/47 (Call 02/22/47)(a)	47,616	62,139,742
4.25%, 08/22/57 (Call 02/22/57)	30,652	41,684,608
4.80%, 12/05/34 (Call 06/05/34)(a)	23,225	31,280,271
4.95%, 12/05/44 (Call 06/05/44)	23,813	33,719,634
5.20%, 12/03/25 (Call 09/03/25)	12,860	15,491,260
Booking Holdings Inc.
3.60%, 06/01/26 (Call 03/01/26)(a)	15,480	16,135,741
4.10%, 04/13/25 (Call 03/13/25)	300	319,101
4.50%, 04/13/27 (Call 02/13/27)	425	459,290
4.63%, 04/13/30 (Call 01/13/30)	100	111,062
eBay Inc.
3.45%, 08/01/24 (Call 05/01/24)(a)	12,324	13,196,536
3.60%, 06/05/27 (Call 03/05/27)(a)	12,761	13,772,126
4.00%, 07/15/42 (Call 01/15/42)(a)	12,247	12,209,405
Expedia Group Inc.
3.25%, 02/15/30 (Call 11/15/29)	14,314	12,059,545
3.80%, 02/15/28 (Call 11/15/27)	15,810	13,758,284
5.00%, 02/15/26 (Call 11/15/25)	2,704	2,555,280

		438,977,755

Iron & Steel — 0.1%
ArcelorMittal SA
3.60%, 07/16/24(a)	16,385	15,592,562
4.55%, 03/11/26	12,523	12,066,984

		27,659,546

Lodging — 0.1%
Las Vegas Sands Corp.
3.20%, 08/08/24 (Call 07/08/24)	25,426	24,355,687
3.50%, 08/18/26 (Call 06/18/26)	11,022	10,538,830
3.90%, 08/08/29 (Call 05/08/29)(a)	11,291	10,371,708
Marriott International Inc./MD
Series EE, 5.75%, 05/01/25 (Call 04/01/25)	815	851,960
Series R, 3.13%, 06/15/26 (Call 03/15/26)	1,939	1,778,105
LodgingSands China Ltd., 5.40%, 08/08/28 (Call 05/08/28)	3,455	3,630,594

		51,526,884

Machinery — 0.6%
ABB Finance USA Inc.
3.80%, 04/03/28 (Call 01/03/28)	13,254	14,932,965
4.38%, 05/08/42(a)	9,780	11,924,926

Security	Par (000)	Value

Machinery (continued)
MachineryCaterpillar Financial Services Corp., 2.15%, 11/08/24(a)	$12,052	$12,437,006
Caterpillar Inc.
2.60%, 04/09/30 (Call 01/09/30)	100	106,086
3.25%, 09/19/49 (Call 03/19/49)	15,716	16,894,251
3.40%, 05/15/24 (Call 02/15/24)(a)	14,310	15,487,179
3.80%, 08/15/42(a)	21,679	25,095,127
5.20%, 05/27/41(a)	13,508	18,242,446
MachineryDeere & Co., 3.90%, 06/09/42 (Call 12/09/41)(a)	15,299	18,092,539
MachineryJohn Deere Capital Corp., 3.45%, 03/13/25(a)	11,078	12,093,247
Otis Worldwide Corp.
2.06%, 04/05/25 (Call 03/05/25)(b)	24,432	24,850,579
2.57%, 02/15/30 (Call 11/15/29)(b)	22,790	22,828,492
3.11%, 02/15/40 (Call 08/15/39)(b)	11,282	11,123,655
3.36%, 02/15/50 (Call 08/15/49)(b)	14,935	15,238,439
Westinghouse Air Brake Technologies Corp.
3.45%, 11/15/26 (Call 08/15/26)(a)	8,749	8,448,579
4.40%, 03/15/24 (Call 02/15/24)(a)	9,853	9,863,297
4.95%, 09/15/28 (Call 06/15/28)(a)	23,206	23,106,715

		260,765,528

Manufacturing — 0.9%
3M Co.
2.00%, 02/14/25 (Call 01/14/25)	8,243	8,539,929
2.38%, 08/26/29 (Call 05/26/29)(a)	17,538	18,184,903
2.88%, 10/15/27 (Call 07/15/27)(a)	14,016	15,270,654
3.25%, 02/14/24 (Call 01/14/24)(a)	10,585	11,425,029
3.25%, 08/26/49 (Call 02/26/49)(a)	11,031	12,112,777
3.38%, 03/01/29 (Call 12/01/28)(a)	12,505	13,882,082
4.00%, 09/14/48 (Call 03/14/48)(a)	18,903	23,439,682
ManufacturingEaton Corp., 4.15%, 11/02/42(a)	13,174	15,216,510
General Electric Co.
3.38%, 03/11/24(a)	11,682	12,060,561
3.63%, 05/01/30 (Call 02/01/30)	10,530	10,585,679
4.13%, 10/09/42(a)	14,784	14,306,533
4.25%, 05/01/40 (Call 11/01/39)	605	606,182
4.35%, 05/01/50 (Call 11/01/49)	10,100	10,158,402
4.50%, 03/11/44	15,201	15,361,404
5.88%, 01/14/38(a)	39,215	44,504,174
6.15%, 08/07/37(a)	13,899	16,357,582
6.75%, 03/15/32	48,433	60,084,561
6.88%, 01/10/39	32,033	39,610,803
Illinois Tool Works Inc.
2.65%, 11/15/26 (Call 08/15/26)(a)	10,898	11,824,719
3.90%, 09/01/42 (Call 03/01/42)(a)	13,023	15,496,090
ManufacturingIngersoll-Rand Luxembourg Finance SA, 3.80%, 03/21/29 (Call 12/21/28)	15,020	16,218,462
Parker-Hannifin Corp.
3.25%, 06/14/29 (Call 03/14/29)(a)	24,305	25,724,458
4.00%, 06/14/49 (Call 12/14/48)(a)	10,724	11,881,260

		422,852,436

Media — 4.9%
Charter Communications Operating LLC/Charter Communications Operating Capital
2.80%, 04/01/31 (Call 01/01/31)	450	452,848
3.70%, 04/01/51 (Call 10/01/50)	150	146,585
3.75%, 02/15/28 (Call 11/15/27)	27,509	29,427,450
4.20%, 03/15/28 (Call 12/15/27)(a)	19,303	21,284,534

SCHEDULES OF INVESTMENTS

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® iBoxx $ Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Media (continued)
4.50%, 02/01/24 (Call 01/01/24)(a)	$10,716	$11,616,439
4.80%, 03/01/50 (Call 09/01/49)	41,410	46,814,266
4.91%, 07/23/25 (Call 04/23/25)(a)	75,104	84,694,616
5.05%, 03/30/29 (Call 12/30/28)(a)	13,805	16,201,970
5.13%, 07/01/49 (Call 01/01/49)(a)	16,437	19,421,938
5.38%, 04/01/38 (Call 10/01/37)	10,471	12,217,484
5.38%, 05/01/47 (Call 11/01/46)(a)	33,230	39,890,615
5.75%, 04/01/48 (Call 10/01/47)(a)	38,456	48,316,434
6.38%, 10/23/35 (Call 04/23/35)	29,967	38,669,971
6.48%, 10/23/45 (Call 04/23/45)	49,997	65,499,465
Comcast Corp.
2.35%, 01/15/27 (Call 10/15/26)(a)	24,098	25,031,106
2.65%, 02/01/30 (Call 11/01/29)	14,807	15,657,596
3.00%, 02/01/24 (Call 01/01/24)(a)	20,719	22,120,574
3.10%, 04/01/25 (Call 03/01/25)	210	226,757
3.15%, 03/01/26 (Call 12/01/25)(a)	37,783	41,206,083
3.15%, 02/15/28 (Call 11/15/27)	28,111	30,651,532
3.20%, 07/15/36 (Call 01/15/36)(a)	14,074	15,313,190
3.25%, 11/01/39 (Call 05/01/39)	21,015	22,730,213
3.30%, 02/01/27 (Call 11/01/26)(a)	16,917	18,516,694
3.30%, 04/01/27 (Call 02/01/27)	250	274,150
3.38%, 02/15/25 (Call 11/15/24)	14,791	16,111,719
3.38%, 08/15/25 (Call 05/15/25)(a)	23,251	25,416,856
3.40%, 04/01/30 (Call 01/01/30)	5,705	6,408,793
3.40%, 07/15/46 (Call 01/15/46)(a)	21,517	23,904,565
3.45%, 02/01/50 (Call 08/01/49)	28,451	31,800,092
3.55%, 05/01/28 (Call 02/01/28)(a)	17,335	19,428,858
3.60%, 03/01/24(a)	8,779	9,555,535
3.70%, 04/15/24 (Call 03/15/24)	30,883	33,771,320
3.90%, 03/01/38 (Call 09/01/37)(a)	19,382	22,574,450
3.95%, 10/15/25 (Call 08/15/25)(a)	35,857	40,311,813
3.97%, 11/01/47 (Call 05/01/47)(a)	32,477	38,532,152
4.00%, 08/15/47 (Call 02/15/47)	14,459	17,198,973
4.00%, 03/01/48 (Call 09/01/47)(a)	16,455	19,699,301
4.00%, 11/01/49 (Call 05/01/49)	32,306	38,412,499
4.05%, 11/01/52 (Call 05/01/52)(a)	25,388	30,553,044
4.15%, 10/15/28 (Call 07/15/28)	56,105	65,478,058
4.20%, 08/15/34 (Call 02/15/34)(a)	14,462	17,532,455
4.25%, 10/15/30 (Call 07/15/30)(a)	20,837	24,924,411
4.25%, 01/15/33	25,178	30,507,916
4.40%, 08/15/35 (Call 02/15/35)(a)	9,419	11,715,184
4.60%, 10/15/38 (Call 04/15/38)(a)	45,176	56,847,165
4.60%, 08/15/45 (Call 02/15/45)(a)	22,525	28,801,226
4.65%, 07/15/42	17,517	22,287,485
4.70%, 10/15/48 (Call 04/15/48)(a)	50,453	65,883,959
4.75%, 03/01/44	15,485	20,096,716
4.95%, 10/15/58 (Call 04/15/58)	37,487	52,703,374
5.65%, 06/15/35	10,623	14,883,380
6.45%, 03/15/37(a)	8,082	11,746,478
6.50%, 11/15/35	12,524	18,828,658
6.95%, 08/15/37	8,661	13,067,124
7.05%, 03/15/33	10,900	16,404,704
Discovery Communications LLC
3.95%, 03/20/28 (Call 12/20/27)	35,583	37,282,330
4.13%, 05/15/29 (Call 02/15/29)(a)	14,720	15,566,111
4.88%, 04/01/43	12,343	13,277,059
5.00%, 09/20/37 (Call 03/20/37)(a)	15,339	17,001,709
5.20%, 09/20/47 (Call 03/20/47)(a)	16,053	18,291,941
5.30%, 05/15/49 (Call 11/15/48)	9,699	11,165,736
6.35%, 06/01/40(a)	11,679	14,433,782

Security	Par (000)	Value

Media (continued)
Fox Corp.
4.03%, 01/25/24 (Call 12/25/23)	$11,610	$12,527,485
4.71%, 01/25/29 (Call 10/25/28)	23,245	26,886,813
5.48%, 01/25/39 (Call 07/25/38)	15,633	19,604,217
5.58%, 01/25/49 (Call 07/25/48)	20,419	27,762,169
NBCUniversal Media LLC
4.45%, 01/15/43(a)	9,105	11,319,194
5.95%, 04/01/41(a)	15,925	22,728,781
Time Warner Cable LLC
4.50%, 09/15/42 (Call 03/15/42)(a)	19,248	20,295,884
5.50%, 09/01/41 (Call 03/01/41)	18,944	22,138,925
5.88%, 11/15/40 (Call 05/15/40)	18,196	21,630,491
6.55%, 05/01/37(a)	19,379	23,994,277
6.75%, 06/15/39	22,890	29,549,818
7.30%, 07/01/38(a)	19,366	25,419,876
Time Warner Entertainment Co. LP
8.38%, 03/15/23	6,675	7,705,228
8.38%, 07/15/33(a)	19,456	28,200,939
TWDC Enterprises 18 Corp.
1.85%, 07/30/26	18,328	18,547,164
2.95%, 06/15/27(a)	11,141	12,035,965
3.00%, 02/13/26(a)	14,924	16,049,628
3.15%, 09/17/25(a)	7,672	8,278,182
4.13%, 06/01/44	13,037	15,619,641
ViacomCBS Inc.
4.00%, 01/15/26 (Call 10/15/25)(a)	12,978	13,433,899
4.25%, 09/01/23 (Call 06/01/23)(a)	6,666	6,998,599
4.38%, 03/15/43(a)	19,631	18,899,506
4.75%, 05/15/25 (Call 04/15/25)	150	159,531
5.85%, 09/01/43 (Call 03/01/43)(a)	18,710	21,153,359
6.88%, 04/30/36(a)	21,163	25,370,795
7.88%, 07/30/30(a)	11,363	14,469,644
Walt Disney Co. (The)
1.75%, 08/30/24 (Call 07/30/24)	13,400	13,582,893
2.00%, 09/01/29 (Call 06/01/29)	32,230	32,173,923
2.75%, 09/01/49 (Call 03/01/49)(a)	36,680	35,639,539
3.35%, 03/24/25	10,000	10,906,403
3.80%, 03/22/30(a)	10,050	11,598,655
4.63%, 03/23/40 (Call 09/23/39)	10,000	12,617,858
4.70%, 03/23/50 (Call 09/23/49)	15,000	20,028,300
6.20%, 12/15/34	13,537	19,291,511
6.40%, 12/15/35	11,130	15,753,094
6.65%, 11/15/37	18,922	28,196,870

		2,269,358,497

Metal Fabricate & Hardware — 0.0%
Metal Fabricate & HardwarePrecision Castparts Corp., 3.25%, 06/15/25 (Call 03/15/25)(a)	12,519	13,594,451

Mining — 0.6%
MiningBarrick Gold Corp., 5.25%, 04/01/42(a)	11,376	14,811,170
Barrick North America Finance LLC
5.70%, 05/30/41	12,821	17,402,701
5.75%, 05/01/43(a)	13,184	18,437,713
MiningBarrick PD Australia Finance Pty Ltd., 5.95%, 10/15/39	9,426	12,743,450
BHP Billiton Finance USA Ltd.
4.13%, 02/24/42(a)	13,362	16,577,232
5.00%, 09/30/43(a)	34,326	47,156,060
Newmont Corp.
2.25%, 10/01/30 (Call 07/01/30)	4,134	4,091,927

2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® iBoxx $ Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mining (continued)
3.70%, 03/15/23 (Call 12/15/22)	$69	$71,018
4.88%, 03/15/42 (Call 09/15/41)	16,455	20,380,543
6.25%, 10/01/39(a)	12,351	17,291,617
MiningRio Tinto Alcan Inc., 6.13%, 12/15/33(a)	7,221	10,082,321
Rio Tinto Finance USA Ltd.
3.75%, 06/15/25 (Call 03/15/25)(a)	24,865	26,923,494
5.20%, 11/02/40	18,195	24,568,470
7.13%, 07/15/28(a)	9,751	13,456,049
MiningRio Tinto Finance USA PLC, 4.13%, 08/21/42 (Call 02/21/42)(a)	9,937	12,176,320

		256,170,085

Oil & Gas — 4.9%
Apache Corp.
4.25%, 01/15/44 (Call 07/15/43)	9,274	6,120,840
4.38%, 10/15/28 (Call 07/15/28)	13,737	10,992,622
4.75%, 04/15/43 (Call 10/15/42)	21,665	14,841,067
5.10%, 09/01/40 (Call 03/01/40)	16,818	11,688,510
BP Capital Markets America Inc.
2.75%, 05/10/23	717	733,811
3.00%, 02/24/50 (Call 08/24/49)	17,194	16,279,487
3.02%, 01/16/27 (Call 10/16/26)	18,131	18,512,164
3.12%, 05/04/26 (Call 02/04/26)	21,295	22,149,083
3.19%, 04/06/25 (Call 03/06/25)	745	779,209
3.22%, 11/28/23 (Call 09/28/23)	10,229	10,663,098
3.22%, 04/14/24 (Call 02/14/24)	13,820	14,386,591
3.41%, 02/11/26 (Call 12/11/25)	15,956	16,895,631
3.79%, 02/06/24 (Call 01/06/24)	14,981	15,875,020
3.80%, 09/21/25 (Call 07/21/25)(a)	17,024	18,338,774
3.94%, 09/21/28 (Call 06/21/28)	11,030	11,958,244
4.23%, 11/06/28 (Call 08/06/28)	35,031	39,019,055
BP Capital Markets PLC
3.28%, 09/19/27 (Call 06/19/27)(a)	20,254	21,147,295
3.51%, 03/17/25	15,180	16,134,122
3.54%, 11/04/24(a)	17,716	18,772,928
3.72%, 11/28/28 (Call 08/28/28)	10,758	11,504,165
3.81%, 02/10/24	18,015	19,106,012
3.99%, 09/26/23	8,264	8,839,502
Canadian Natural Resources Ltd.
3.85%, 06/01/27 (Call 03/01/27)	15,492	14,132,376
4.95%, 06/01/47 (Call 12/01/46)(a)	10,469	9,557,671
6.25%, 03/15/38	18,058	17,791,645
Chevron Corp.
2.57%, 05/16/23 (Call 03/16/23)	2,336	2,433,407
2.90%, 03/03/24 (Call 01/03/24)(a)	12,522	13,292,596
2.95%, 05/16/26 (Call 02/16/26)	31,827	34,551,598
3.19%, 06/24/23 (Call 03/24/23)	21,804	23,064,805
3.33%, 11/17/25 (Call 08/17/25)(a)	14,573	16,028,330
Cimarex Energy Co.
3.90%, 05/15/27 (Call 02/15/27)	11,768	10,414,680
4.38%, 06/01/24 (Call 03/01/24)	9,480	8,643,864
Concho Resources Inc.
3.75%, 10/01/27 (Call 07/01/27)	15,216	14,814,019
4.30%, 08/15/28 (Call 05/15/28)	11,747	11,959,758
4.88%, 10/01/47 (Call 04/01/47)(a)	11,352	11,326,608
Oil & GasConocoPhillips, 6.50%, 02/01/39	41,681	59,346,979
ConocoPhillips Co.
4.30%, 11/15/44 (Call 05/15/44)	10,214	11,894,974
4.95%, 03/15/26 (Call 12/15/25)	15,360	17,729,464
Oil & GasConocoPhillips Holding Co., 6.95%, 04/15/29	20,382	27,142,532

Security	Par (000)	Value

Oil & Gas (continued)
Devon Energy Corp.
4.75%, 05/15/42 (Call 11/15/41)	$7,209	$5,709,426
5.00%, 06/15/45 (Call 12/15/44)	15,579	12,218,751
5.60%, 07/15/41 (Call 01/15/41)	18,788	15,201,621
Diamondback Energy Inc.
2.88%, 12/01/24 (Call 11/01/24)(a)	14,147	12,889,534
3.25%, 12/01/26 (Call 10/01/26)	15,414	13,315,984
3.50%, 12/01/29 (Call 09/01/29)	19,677	16,925,888
5.38%, 05/31/25 (Call 05/31/20)	7,090	6,702,177
Oil & GasEOG Resources Inc., 4.15%, 01/15/26 (Call 10/15/25)(a)	13,342	14,712,676
Equinor ASA
2.65%, 01/15/24	17,067	17,623,408
2.88%, 04/06/25 (Call 03/06/25)	685	717,459
3.13%, 04/06/30 (Call 01/06/30)	490	526,441
3.25%, 11/18/49 (Call 05/18/49)	16,890	17,618,496
3.63%, 09/10/28 (Call 06/10/28)	11,339	12,508,041
3.70%, 03/01/24	16,645	17,818,892
3.70%, 04/06/50 (Call 10/06/49)	335	371,163
3.95%, 05/15/43	11,673	12,873,365
4.80%, 11/08/43	14,007	17,163,898
5.10%, 08/17/40	11,167	13,993,304
Exxon Mobil Corp.
2.02%, 08/16/24 (Call 07/16/24)	12,612	12,909,885
2.28%, 08/16/26 (Call 06/16/26)	21,800	22,335,249
2.44%, 08/16/29 (Call 05/16/29)	22,762	23,403,800
2.61%, 10/15/30 (Call 07/15/30)	60,250	62,681,539
2.71%, 03/06/25 (Call 12/06/24)	28,843	30,248,753
2.99%, 03/19/25 (Call 02/19/25)	15,000	16,013,232
3.00%, 08/16/39 (Call 02/16/39)	11,649	11,790,669
3.04%, 03/01/26 (Call 12/01/25)	37,456	40,135,441
3.10%, 08/16/49 (Call 02/16/49)(a)	23,559	24,019,107
3.18%, 03/15/24 (Call 12/15/23)(a)	9,464	10,068,710
3.29%, 03/19/27 (Call 01/19/27)	10,200	11,122,415
3.45%, 04/15/51 (Call 10/15/50)	18,823	20,613,909
3.48%, 03/19/30 (Call 12/19/29)	50,000	55,797,100
3.57%, 03/06/45 (Call 09/06/44)	13,621	14,647,372
4.11%, 03/01/46 (Call 09/01/45)(a)	37,772	44,331,988
4.23%, 03/19/40 (Call 09/19/39)	10,200	12,188,516
4.33%, 03/19/50 (Call 09/19/49)	43,477	53,112,121
Hess Corp.
4.30%, 04/01/27 (Call 01/01/27)	11,126	10,061,735
5.60%, 02/15/41(a)	20,482	17,829,853
6.00%, 01/15/40(a)	13,245	11,915,713
Husky Energy Inc.
4.00%, 04/15/24 (Call 01/15/24)	1,599	1,440,486
4.40%, 04/15/29 (Call 01/15/29)	9,916	8,057,246
Marathon Oil Corp.
3.85%, 06/01/25 (Call 03/01/25)	12,790	11,031,375
4.40%, 07/15/27 (Call 04/15/27)	17,529	13,628,798
6.60%, 10/01/37	12,988	10,172,609
Marathon Petroleum Corp.
3.63%, 09/15/24 (Call 06/15/24)	7,252	6,974,765
4.75%, 09/15/44 (Call 03/15/44)	14,292	12,996,677
6.50%, 03/01/41 (Call 09/01/40)	20,397	21,369,284
Oil & GasNewfield Exploration Co., 5.63%, 07/01/24	8,495	6,079,993
Noble Energy Inc.
5.05%, 11/15/44 (Call 05/15/44)	12,331	9,050,024
5.25%, 11/15/43 (Call 05/15/43)	13,878	10,258,949
6.00%, 03/01/41 (Call 09/01/40)	12,216	9,732,286

SCHEDULES OF INVESTMENTS

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® iBoxx $ Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
Oil & GasOvintiv Inc., 6.50%, 08/15/34	$10,276	$6,413,937
Phillips 66
3.90%, 03/15/28 (Call 12/15/27)(a)	12,265	12,880,417
4.65%, 11/15/34 (Call 05/15/34)	11,824	12,886,315
4.88%, 11/15/44 (Call 05/15/44)(a)	27,589	30,974,071
5.88%, 05/01/42	21,641	27,452,074
Shell International Finance BV
2.00%, 11/07/24 (Call 10/07/24)	21,098	21,285,004
2.38%, 11/07/29 (Call 08/07/29)	26,353	26,447,444
2.50%, 09/12/26	14,349	14,812,379
2.75%, 04/06/30 (Call 01/06/30)	200	209,064
2.88%, 05/10/26	28,279	29,897,317
3.13%, 11/07/49 (Call 05/07/49)(a)	18,557	18,856,671
3.25%, 05/11/25	43,526	46,477,868
3.40%, 08/12/23	9,402	9,952,803
3.50%, 11/13/23 (Call 10/13/23)	8,222	8,714,297
3.75%, 09/12/46	18,006	19,532,855
3.88%, 11/13/28 (Call 08/13/28)	25,925	28,913,784
4.00%, 05/10/46	34,372	39,017,953
4.13%, 05/11/35	23,195	26,844,585
4.38%, 05/11/45	46,742	55,073,299
4.55%, 08/12/43	18,794	22,399,693
5.50%, 03/25/40(a)	5,186	6,788,664
6.38%, 12/15/38	41,667	59,930,929
Suncor Energy Inc.
3.60%, 12/01/24 (Call 09/01/24)	8,602	8,782,676
4.00%, 11/15/47 (Call 05/15/47)(a)	8,081	7,628,467
6.50%, 06/15/38	17,850	19,333,878
6.80%, 05/15/38	17,966	19,867,090
6.85%, 06/01/39	8,067	9,017,223
Oil & GasTotal Capital Canada Ltd., 2.75%, 07/15/23	6,669	6,904,566
Total Capital International SA
2.43%, 01/10/25 (Call 10/10/24)(a)	16,721	17,222,695
2.83%, 01/10/30 (Call 10/10/29)(a)	19,975	20,660,963
3.46%, 02/19/29 (Call 11/19/28)(a)	20,486	22,088,524
3.46%, 07/12/49 (Call 01/12/49)	16,038	16,805,539
3.70%, 01/15/24	13,168	14,080,108
3.75%, 04/10/24	12,750	13,715,962
Oil & GasTotal Capital SA, 3.88%, 10/11/28	15,764	17,434,749
Valero Energy Corp.
3.40%, 09/15/26 (Call 06/15/26)	20,258	20,143,694
4.00%, 04/01/29 (Call 01/01/29)	18,476	18,937,085
4.35%, 06/01/28 (Call 03/01/28)	6,186	6,381,802
6.63%, 06/15/37	21,943	25,757,170
7.50%, 04/15/32	9,375	11,391,514

		2,265,687,787

Oil & Gas Services — 0.4%
Oil & Gas ServicesBaker Hughes a GE Co. LLC, 5.13%, 09/15/40(a)	13,811	14,076,678
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor Inc.
3.34%, 12/15/27 (Call 09/15/27)	21,010	20,077,874
4.08%, 12/15/47 (Call 06/15/47)	21,781	18,261,151
Halliburton Co.
3.80%, 11/15/25 (Call 08/15/25)(a)	14,555	13,966,338
4.75%, 08/01/43 (Call 02/01/43)	11,430	9,136,884
4.85%, 11/15/35 (Call 05/15/35)	13,490	11,820,317
5.00%, 11/15/45 (Call 05/15/45)	33,416	27,433,584
6.70%, 09/15/38	17,422	17,740,093
7.45%, 09/15/39	14,798	15,195,132

Security	Par (000)	Value

Oil & Gas Services (continued)
Oil & Gas ServicesSchlumberger Investment SA, 3.65%, 12/01/23 (Call 09/01/23)	$23,926	$24,341,638

		172,049,689

Packaging & Containers — 0.1%
WRKCo Inc.
4.65%, 03/15/26 (Call 01/15/26)(a)	16,118	17,810,611
4.90%, 03/15/29 (Call 12/15/28)(a)	10,940	12,444,323

		30,254,934

Pharmaceuticals — 9.3%
AbbVie Inc.
2.60%, 11/21/24 (Call 10/21/24)(a)(b)	49,611	51,485,259
2.85%, 05/14/23 (Call 03/14/23)	12,483	13,028,190
2.95%, 11/21/26 (Call 09/21/26)(b)	54,426	57,529,643
3.20%, 05/14/26 (Call 02/14/26)(a)	29,770	31,812,660
3.20%, 11/21/29 (Call 08/21/29)(a)(b)	82,424	87,937,259
3.60%, 05/14/25 (Call 02/14/25)(a)	53,909	58,580,926
3.75%, 11/14/23 (Call 10/14/23)(a)	15,475	16,664,331
4.05%, 11/21/39 (Call 05/21/39)(b)	50,435	56,014,927
4.25%, 11/14/28 (Call 08/14/28)(a)	31,915	36,505,826
4.25%, 11/21/49 (Call 05/21/49)(a)(b)	77,875	89,688,793
4.30%, 05/14/36 (Call 11/14/35)(a)	12,279	13,969,936
4.40%, 11/06/42	39,493	45,534,923
4.45%, 05/14/46 (Call 11/14/45)(a)	24,994	29,111,869
4.50%, 05/14/35 (Call 11/14/34)(a)	38,382	44,837,553
4.70%, 05/14/45 (Call 11/14/44)	37,381	44,621,659
4.88%, 11/14/48 (Call 05/14/48)	26,687	33,067,483
PharmaceuticalsAllergan Finance LLC, 3.25%, 10/01/22 (Call 07/01/22)	7,144	7,339,246
Allergan Funding SCS
3.45%, 03/15/22 (Call 01/15/22)	2,953	3,029,740
3.80%, 03/15/25 (Call 12/15/24)(a)	43,057	46,484,385
3.85%, 06/15/24 (Call 03/15/24)	12,685	13,550,546
4.55%, 03/15/35 (Call 09/15/34)	19,731	22,524,458
4.75%, 03/15/45 (Call 09/15/44)	11,110	12,956,722
4.85%, 06/15/44 (Call 12/15/43)	12,101	14,230,193
PharmaceuticalsAmerisourceBergen Corp., 3.45%, 12/15/27 (Call 09/15/27)(a)	9,315	10,089,319
AstraZeneca PLC
3.13%, 06/12/27 (Call 03/12/27)(a)	13,344	14,557,761
3.38%, 11/16/25	39,032	43,169,829
3.50%, 08/17/23 (Call 07/17/23)	6,402	6,855,101
4.00%, 01/17/29 (Call 10/17/28)(a)	15,076	17,721,368
4.00%, 09/18/42(a)	14,044	17,223,644
4.38%, 11/16/45(a)	15,003	19,725,655
4.38%, 08/17/48 (Call 02/17/48)(a)	9,854	13,220,187
6.45%, 09/15/37(a)	40,138	60,345,853
Becton Dickinson and Co.
3.36%, 06/06/24 (Call 04/06/24)(a)	23,814	25,230,807
3.70%, 06/06/27 (Call 03/06/27)	35,522	38,723,601
3.73%, 12/15/24 (Call 09/15/24)	22,900	24,657,497
4.67%, 06/06/47 (Call 12/06/46)(a)	20,592	25,756,272
4.69%, 12/15/44 (Call 06/15/44)(a)	15,081	18,329,643
Bristol-Myers Squibb Co.
2.90%, 07/26/24 (Call 06/26/24)(b)	47,510	50,637,802
3.20%, 06/15/26 (Call 04/15/26)(a)(b)	37,024	40,878,739
3.25%, 02/27/27(a)	8,493	9,464,241
3.40%, 07/26/29 (Call 04/26/29)(a)(b)	56,314	64,220,874
3.45%, 11/15/27 (Call 08/15/27)(a)(b)	9,710	10,888,063
3.63%, 05/15/24 (Call 02/15/24)(b)	18,178	19,752,249

2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® iBoxx $ Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
3.88%, 08/15/25 (Call 05/15/25)(a)(b)	$39,147	$43,910,716
3.90%, 02/20/28 (Call 11/20/27)(b)	22,212	25,579,310
4.13%, 06/15/39 (Call 12/15/38)(a)(b)	27,168	33,667,064
4.25%, 10/26/49 (Call 04/26/49)(a)(b)	49,198	64,295,626
4.35%, 11/15/47 (Call 05/15/47)(b)	18,084	23,530,103
4.55%, 02/20/48 (Call 08/20/47)(b)	22,354	30,004,040
4.63%, 05/15/44 (Call 11/15/43)(b)	13,014	17,311,496
5.00%, 08/15/45 (Call 02/15/45)(b)	27,617	38,178,804
Cardinal Health Inc.
3.08%, 06/15/24 (Call 04/15/24)	13,057	13,444,931
3.41%, 06/15/27 (Call 03/15/27)(a)	17,286	18,413,561
Cigna Corp.
2.40%, 03/15/30 (Call 12/15/29)	4,922	4,973,198
3.00%, 07/15/23 (Call 05/16/23)(b)	3,796	3,945,860
3.25%, 04/15/25 (Call 01/15/25)(b)	19,957	21,322,538
3.40%, 03/01/27 (Call 12/01/26)(a)(b)	14,439	15,437,542
3.40%, 03/15/50 (Call 09/15/49)	4,092	4,295,316
3.75%, 07/15/23 (Call 06/15/23)	17,086	18,220,314
3.88%, 10/15/47 (Call 04/15/47)(b)	10,766	11,867,852
4.13%, 11/15/25 (Call 09/15/25)(a)	48,789	54,629,731
4.38%, 10/15/28 (Call 07/15/28)(a)	51,447	58,843,540
4.50%, 02/25/26 (Call 11/27/25)(a)(b)	24,150	27,462,373
4.80%, 08/15/38 (Call 02/15/38)(a)	32,704	39,793,701
4.80%, 07/15/46 (Call 01/16/46)(a)(b)	24,888	30,810,072
4.90%, 12/15/48 (Call 06/15/48)(a)	40,263	51,647,955
CVS Health Corp.
2.63%, 08/15/24 (Call 07/15/24)(a)	13,230	13,738,794
2.88%, 06/01/26 (Call 03/01/26)	26,294	27,628,668
3.00%, 08/15/26 (Call 06/15/26)(a)	5,380	5,697,262
3.25%, 08/15/29 (Call 05/15/29)	17,765	18,902,932
3.75%, 04/01/30 (Call 01/01/30)	17,230	19,124,445
3.88%, 07/20/25 (Call 04/20/25)(a)	41,144	45,045,274
4.00%, 12/05/23 (Call 09/05/23)(a)	7,465	8,059,709
4.10%, 03/25/25 (Call 01/25/25)	75,808	83,453,911
4.13%, 04/01/40 (Call 10/01/39)	5,200	5,836,953
4.25%, 04/01/50 (Call 10/01/49)	4,775	5,520,005
4.30%, 03/25/28 (Call 12/25/27)(a)	132,168	149,225,258
4.78%, 03/25/38 (Call 09/25/37)(a)	76,177	90,219,293
5.05%, 03/25/48 (Call 09/25/47)(a)	106,415	134,263,039
5.13%, 07/20/45 (Call 01/20/45)(a)	55,793	70,178,812
5.30%, 12/05/43 (Call 06/05/43)(a)	10,720	13,627,690
Eli Lilly & Co.
3.38%, 03/15/29 (Call 12/15/28)(a)	19,417	22,134,434
3.95%, 03/15/49 (Call 09/15/48)(a)	25,046	31,770,052
4.15%, 03/15/59 (Call 09/15/58)	16,856	22,566,813
GlaxoSmithKline Capital Inc.
2.80%, 03/18/23(a)	6,117	6,459,577
3.38%, 05/15/23	8,188	8,732,312
3.63%, 05/15/25(a)	17,792	19,846,072
3.88%, 05/15/28(a)	16,861	19,579,595
6.38%, 05/15/38(a)	46,296	72,003,511
GlaxoSmithKline Capital PLC
3.00%, 06/01/24 (Call 05/01/24)	17,591	18,824,643
3.38%, 06/01/29 (Call 03/01/29)(a)	14,537	16,526,160
Johnson & Johnson
2.45%, 03/01/26 (Call 12/01/25)	27,251	29,342,100
2.63%, 01/15/25 (Call 11/15/24)(a)	12,755	13,757,817
2.90%, 01/15/28 (Call 10/15/27)(a)	16,760	18,761,555
2.95%, 03/03/27 (Call 12/03/26)	11,475	12,761,458
3.38%, 12/05/23(a)	8,136	8,993,969

Security	Par (000)	Value

Pharmaceuticals (continued)
3.40%, 01/15/38 (Call 07/15/37)(a)	$18,955	$22,120,256
3.50%, 01/15/48 (Call 07/15/47)(a)	15,460	19,318,167
3.55%, 03/01/36 (Call 09/01/35)	12,968	15,265,337
3.63%, 03/03/37 (Call 09/03/36)	25,667	30,631,550
3.70%, 03/01/46 (Call 09/01/45)	25,171	31,529,028
3.75%, 03/03/47 (Call 09/03/46)(a)	14,313	18,272,588
4.38%, 12/05/33 (Call 06/05/33)	18,551	24,141,136
5.95%, 08/15/37(a)	11,446	17,169,820
PharmaceuticalsMead Johnson Nutrition Co., 4.13%, 11/15/25 (Call 08/15/25)(a)	8,958	10,169,317
Merck & Co. Inc.
2.75%, 02/10/25 (Call 11/10/24)(a)	32,805	35,436,059
2.80%, 05/18/23(a)	21,255	22,615,594
2.90%, 03/07/24 (Call 02/07/24)(a)	10,641	11,435,553
3.40%, 03/07/29 (Call 12/07/28)(a)	36,033	41,382,607
3.70%, 02/10/45 (Call 08/10/44)	32,566	39,438,429
3.90%, 03/07/39 (Call 09/07/38)	9,925	12,156,941
4.00%, 03/07/49 (Call 09/07/48)(a)	23,364	30,673,876
4.15%, 05/18/43(a)	17,543	22,429,396
Mylan Inc.
4.55%, 04/15/28 (Call 01/15/28)	12,048	13,141,697
5.20%, 04/15/48 (Call 10/15/47)(a)	10,023	11,286,098
Mylan NV
3.95%, 06/15/26 (Call 03/15/26)(a)	32,166	34,028,000
3.95%, 06/15/26 (Call 03/15/26)(b)	1,497	1,585,997
5.25%, 06/15/46 (Call 12/15/45)(a)	14,614	16,615,276
Novartis Capital Corp.
1.75%, 02/14/25 (Call 01/14/25)(a)	20,479	21,043,506
2.00%, 02/14/27 (Call 12/14/26)(a)	23,107	24,457,392
2.20%, 08/14/30 (Call 05/14/30)(a)	29,875	31,531,333
2.75%, 08/14/50 (Call 02/14/50)(a)	26,495	28,692,776
3.00%, 11/20/25 (Call 08/20/25)(a)	27,117	29,619,411
3.10%, 05/17/27 (Call 02/17/27)(a)	18,132	20,197,373
3.40%, 05/06/24	19,849	21,652,012
4.00%, 11/20/45 (Call 05/20/45)(a)	10,340	13,333,415
4.40%, 05/06/44	23,056	31,007,184
Pfizer Inc.
2.75%, 06/03/26(a)	22,919	25,079,356
2.95%, 03/15/24 (Call 02/15/24)(a)	9,029	9,728,124
3.00%, 06/15/23(a)	11,342	12,117,311
3.00%, 12/15/26(a)	21,753	24,222,120
3.20%, 09/15/23 (Call 08/15/23)(a)	4,087	4,422,008
3.40%, 05/15/24(a)	17,639	19,337,921
3.45%, 03/15/29 (Call 12/15/28)(a)	19,547	22,416,331
3.60%, 09/15/28 (Call 06/15/28)	17,112	19,655,613
3.90%, 03/15/39 (Call 09/15/38)(a)	11,349	13,869,199
4.00%, 12/15/36(a)	10,261	12,456,059
4.00%, 03/15/49 (Call 09/15/48)(a)	17,084	22,061,295
4.13%, 12/15/46	15,004	19,022,119
4.20%, 09/15/48 (Call 03/15/48)(a)	15,362	20,182,276
4.30%, 06/15/43(a)	15,211	19,581,952
4.40%, 05/15/44(a)	12,739	16,674,662
7.20%, 03/15/39(a)	34,526	57,659,024
Sanofi
3.38%, 06/19/23 (Call 05/19/23)(a)	7,939	8,479,116
3.63%, 06/19/28 (Call 03/19/28)(a)	9,367	11,060,609
Shire Acquisitions Investments Ireland DAC
2.88%, 09/23/23 (Call 07/23/23)	28,663	29,792,001
3.20%, 09/23/26 (Call 06/23/26)(a)	45,985	49,790,719

SCHEDULES OF INVESTMENTS

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® iBoxx $ Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
Takeda Pharmaceutical Co. Ltd.
4.40%, 11/26/23 (Call 10/26/23)	$18,758	$20,528,132
5.00%, 11/26/28 (Call 08/26/28)(a)	28,533	34,383,189
Wyeth LLC
5.95%, 04/01/37(a)	27,374	39,698,588
6.50%, 02/01/34	11,425	16,713,693
Zoetis Inc.
3.00%, 09/12/27 (Call 06/12/27)(a)	11,934	12,848,868
4.50%, 11/13/25 (Call 08/13/25)(a)	11,185	12,706,956
4.70%, 02/01/43 (Call 08/01/42)(a)	15,104	19,476,735

		4,302,463,888

Pipelines — 3.3%
Cheniere Corpus Christi Holdings LLC
3.70%, 11/15/29 (Call 05/18/29)(b)	21,848	20,083,136
5.13%, 06/30/27 (Call 01/01/27)	29,811	29,803,547
5.88%, 03/31/25 (Call 10/02/24)	20,211	20,861,744
7.00%, 06/30/24 (Call 01/01/24)	12,487	13,368,582
PipelinesEnable Midstream Partners LP, 4.95%, 05/15/28 (Call 02/15/28)	14,145	10,857,297
Enbridge Inc.
3.13%, 11/15/29 (Call 08/15/29)	20,456	19,647,708
4.00%, 10/01/23 (Call 07/01/23)	8,469	8,731,132
4.25%, 12/01/26 (Call 09/01/26)	12,574	13,200,207
5.50%, 12/01/46 (Call 06/01/46)	9,578	10,775,802
Energy Transfer Operating LP
2.90%, 05/15/25 (Call 04/15/25)	17,502	16,290,659
3.75%, 05/15/30 (Call 02/15/30)	15,903	14,563,013
4.05%, 03/15/25 (Call 12/15/24)	17,693	17,306,328
4.50%, 04/15/24 (Call 03/15/24)	11,573	11,491,102
4.75%, 01/15/26 (Call 10/15/25)	15,678	15,411,896
4.95%, 06/15/28 (Call 03/15/28)(a)	15,387	14,860,688
5.00%, 05/15/50 (Call 11/15/49)	25,334	22,645,303
5.15%, 03/15/45 (Call 09/15/44)	7,758	6,859,608
5.25%, 04/15/29 (Call 01/15/29)	21,352	21,339,061
5.30%, 04/15/47 (Call 10/15/46)	12,134	10,808,789
5.50%, 06/01/27 (Call 03/01/27)	13,997	14,212,974
5.88%, 01/15/24 (Call 10/15/23)	15,986	16,554,668
6.00%, 06/15/48 (Call 12/15/47)	15,186	14,431,623
6.13%, 12/15/45 (Call 06/15/45)	16,651	15,885,798
6.25%, 04/15/49 (Call 10/15/48)	29,149	28,685,304
6.50%, 02/01/42 (Call 08/01/41)	14,745	14,783,305
Enterprise Products Operating LLC
2.80%, 01/31/30 (Call 10/31/29)	20,423	20,153,539
3.13%, 07/31/29 (Call 04/30/29)	22,876	22,878,159
3.70%, 02/15/26 (Call 11/15/25)	16,413	17,493,254
3.70%, 01/31/51 (Call 07/31/50)	15,822	14,784,604
3.75%, 02/15/25 (Call 11/15/24)(a)	16,722	17,751,007
3.90%, 02/15/24 (Call 11/15/23)	10,108	10,682,004
3.95%, 01/31/60 (Call 07/31/59)	17,965	16,530,899
4.15%, 10/16/28 (Call 07/16/28)	16,533	17,650,363
4.20%, 01/31/50 (Call 07/31/49)	20,968	21,227,701
4.25%, 02/15/48 (Call 08/15/47)	18,926	18,783,461
4.45%, 02/15/43 (Call 08/15/42)(a)	13,346	13,512,139
4.80%, 02/01/49 (Call 08/01/48)(a)	18,060	19,589,705
4.85%, 08/15/42 (Call 02/15/42)	12,669	13,328,178
4.85%, 03/15/44 (Call 09/15/43)	16,442	17,718,733
4.90%, 05/15/46 (Call 11/15/45)	13,746	14,629,717
5.10%, 02/15/45 (Call 08/15/44)	15,800	17,291,067
5.95%, 02/01/41	7,272	8,330,698

Security	Par (000)	Value

Pipelines (continued)
Kinder Morgan Energy Partners LP
5.50%, 03/01/44 (Call 09/01/43)	$8,262	$9,208,615
6.95%, 01/15/38	17,053	20,363,327
Kinder Morgan Inc./DE
4.30%, 06/01/25 (Call 03/01/25)	21,799	23,232,378
4.30%, 03/01/28 (Call 12/01/27)(a)	17,795	18,850,117
5.05%, 02/15/46 (Call 08/15/45)	13,778	14,986,880
5.20%, 03/01/48 (Call 09/01/47)(a)	13,666	15,417,603
5.30%, 12/01/34 (Call 06/01/34)	7,420	8,015,912
5.55%, 06/01/45 (Call 12/01/44)(a)	27,866	31,972,484
7.75%, 01/15/32	11,676	14,896,379
MPLX LP
4.00%, 03/15/28 (Call 12/15/27)(a)	18,653	17,592,864
4.13%, 03/01/27 (Call 12/01/26)(a)	18,417	17,850,395
4.50%, 07/15/23 (Call 04/15/23)	5,509	5,510,794
4.50%, 04/15/38 (Call 10/15/37)	25,114	22,378,375
4.70%, 04/15/48 (Call 10/15/47)	23,524	20,944,720
4.80%, 02/15/29 (Call 11/15/28)(a)	11,679	11,745,916
4.88%, 12/01/24 (Call 09/01/24)	18,563	18,332,611
4.88%, 06/01/25 (Call 03/01/25)	17,236	16,791,225
5.20%, 03/01/47 (Call 09/01/46)	13,603	12,762,890
5.50%, 02/15/49 (Call 08/15/48)	21,284	20,944,082
ONEOK Inc.
3.40%, 09/01/29 (Call 06/01/29)	14,508	12,052,691
4.45%, 09/01/49 (Call 03/01/49)	8,526	6,535,407
4.55%, 07/15/28 (Call 04/15/28)(a)	16,024	14,525,014
5.20%, 07/15/48 (Call 01/15/48)	13,422	11,218,708
Plains All American Pipeline LP/PAA Finance Corp.
3.55%, 12/15/29 (Call 09/15/29)	14,888	12,698,298
3.60%, 11/01/24 (Call 08/01/24)	10,688	10,008,680
4.50%, 12/15/26 (Call 09/15/26)	11,223	10,316,476
4.65%, 10/15/25 (Call 07/15/25)	18,513	17,445,818
Sabine Pass Liquefaction LLC
4.20%, 03/15/28 (Call 09/15/27)	22,820	22,540,911
5.00%, 03/15/27 (Call 09/15/26)(a)	19,510	20,041,843
5.63%, 03/01/25 (Call 12/01/24)	24,020	25,190,975
5.75%, 05/15/24 (Call 02/15/24)	20,029	20,866,100
5.88%, 06/30/26 (Call 12/31/25)	17,433	18,497,380
PipelinesSpectra Energy Partners LP, 4.75%, 03/15/24 (Call 12/15/23)	10,834	11,491,290
Sunoco Logistics Partners Operations LP
4.00%, 10/01/27 (Call 07/01/27)	11,226	10,442,466
5.35%, 05/15/45 (Call 11/15/44)	12,791	11,513,625
5.40%, 10/01/47 (Call 04/01/47)	16,930	15,350,412
TransCanada PipeLines Ltd.
4.10%, 04/15/30 (Call 01/15/30)	200	216,331
4.25%, 05/15/28 (Call 02/15/28)	18,882	20,284,487
4.63%, 03/01/34 (Call 12/01/33)	24,458	26,002,980
4.88%, 01/15/26 (Call 10/15/25)	10,686	11,734,805
4.88%, 05/15/48 (Call 11/15/47)(a)	15,125	17,000,919
5.10%, 03/15/49 (Call 09/15/48)	17,689	20,545,489
6.10%, 06/01/40(a)	10,002	12,092,725
6.20%, 10/15/37	12,228	14,976,319
7.63%, 01/15/39	15,616	20,964,560
PipelinesTranscontinental Gas Pipe Line Co. LLC, 7.85%, 02/01/26 (Call 11/01/25)	23,420	27,251,100
Williams Companies Inc. (The)
3.75%, 06/15/27 (Call 03/15/27)(a)	21,509	21,609,221
3.90%, 01/15/25 (Call 10/15/24)	11,171	11,272,233
4.00%, 09/15/25 (Call 06/15/25)	12,121	12,322,550

2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® iBoxx $ Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
4.30%, 03/04/24 (Call 12/04/23)	$12,253	$12,554,513
4.55%, 06/24/24 (Call 03/24/24)	7,934	8,243,902
4.85%, 03/01/48 (Call 09/01/47)(a)	12,861	13,111,371
5.10%, 09/15/45 (Call 03/15/45)(a)	14,187	14,824,036
6.30%, 04/15/40	18,623	21,467,784

		1,544,803,488

Real Estate Investment Trusts — 1.6%
Real Estate Investment TrustsAlexandria Real Estate Equities Inc., 3.38%, 08/15/31 (Call 05/15/31)(a)	13,365	14,211,325
American Tower Corp.
2.40%, 03/15/25 (Call 02/15/25)	7,496	7,692,614
2.75%, 01/15/27 (Call 11/15/26)(a)	12,157	12,564,393
2.90%, 01/15/30 (Call 10/15/29)(a)	10,772	11,279,452
3.38%, 10/15/26 (Call 07/15/26)(a)	13,125	14,160,998
3.55%, 07/15/27 (Call 04/15/27)(a)	12,307	13,410,673
3.80%, 08/15/29 (Call 05/15/29)(a)	27,970	31,234,896
4.00%, 06/01/25 (Call 03/01/25)	13,423	14,775,774
5.00%, 02/15/24(a)	9,613	10,717,628
Boston Properties LP
2.75%, 10/01/26 (Call 07/01/26)(a)	23,096	23,041,685
3.20%, 01/15/25 (Call 10/15/24)(a)	13,970	14,424,535
3.40%, 06/21/29 (Call 03/21/29)(a)	14,218	14,760,677
3.65%, 02/01/26 (Call 11/03/25)(a)	26,416	27,518,208
4.50%, 12/01/28 (Call 09/01/28)(a)	9,155	10,316,217
Real Estate Investment TrustsBrixmor Operating Partnership LP, 4.13%, 05/15/29 (Call 02/15/29)	13,538	13,560,338
Crown Castle International Corp.
3.15%, 07/15/23 (Call 06/15/23)(a)	6,647	6,953,102
3.20%, 09/01/24 (Call 07/01/24)	10,815	11,464,521
3.30%, 07/01/30 (Call 04/01/30)	225	241,243
3.65%, 09/01/27 (Call 06/01/27)(a)	11,638	12,739,596
3.70%, 06/15/26 (Call 03/15/26)(a)	9,263	10,124,141
3.80%, 02/15/28 (Call 11/15/27)(a)	20,469	22,604,060
4.45%, 02/15/26 (Call 11/15/25)(a)	12,212	13,699,829
Digital Realty Trust LP
3.60%, 07/01/29 (Call 04/01/29)(a)	11,186	11,985,409
3.70%, 08/15/27 (Call 05/15/27)(a)	20,839	22,206,480
Equinix Inc.
2.63%, 11/18/24 (Call 10/18/24)	8,780	9,019,355
3.20%, 11/18/29 (Call 08/18/29)(a)	17,383	18,251,802
5.38%, 05/15/27 (Call 05/15/22)(a)	17,609	18,929,675
5.88%, 01/15/26 (Call 01/15/21)(a)	13,162	13,758,239
Real Estate Investment TrustsERP Operating LP, 4.50%, 07/01/44 (Call 01/01/44)(a)	9,541	11,646,982
GLP Capital LP/GLP Financing II Inc.
5.25%, 06/01/25 (Call 03/01/25)(a)	12,011	11,728,742
5.30%, 01/15/29 (Call 10/15/28)	11,322	10,829,657
5.38%, 04/15/26 (Call 01/15/26)	15,013	14,945,886
Healthpeak Properties Inc.
3.00%, 01/15/30 (Call 10/15/29)(a)	7,241	6,891,803
3.88%, 08/15/24 (Call 05/17/24)(a)	14,889	15,394,175
4.00%, 06/01/25 (Call 03/01/25)(a)	13,619	13,988,614
Prologis LP
2.25%, 04/15/30 (Call 01/15/30)(a)	21,441	21,449,443
3.75%, 11/01/25 (Call 08/01/25)(a)	7,503	8,237,448
Real Estate Investment TrustsRealty Income Corp., 4.65%, 08/01/23 (Call 05/01/23)(a)	9,681	10,275,236
Simon Property Group LP
2.00%, 09/13/24 (Call 06/13/24)	13,775	12,975,938
2.45%, 09/13/29 (Call 06/13/29)(a)	19,686	17,660,096

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
3.25%, 11/30/26 (Call 08/30/26)(a)	$6,898	$6,777,736
3.25%, 09/13/49 (Call 03/13/49)(a)	16,672	13,815,936
3.30%, 01/15/26 (Call 10/15/25)(a)	15,359	15,072,075
3.38%, 10/01/24 (Call 07/01/24)(a)	15,655	15,578,514
3.38%, 06/15/27 (Call 03/15/27)(a)	11,497	11,195,398
3.38%, 12/01/27 (Call 09/01/27)(a)	15,118	14,736,719
Real Estate Investment TrustsVentas Realty LP, 4.40%, 01/15/29 (Call 10/15/28)(a)	11,649	11,859,987
Welltower Inc.
3.10%, 01/15/30 (Call 10/15/29)(a)	11,060	10,499,108
3.63%, 03/15/24 (Call 02/15/24)	12,732	12,854,873
4.00%, 06/01/25 (Call 03/01/25)(a)	28,686	29,399,622
4.25%, 04/15/28 (Call 01/15/28)	11,047	11,421,278
Weyerhaeuser Co.
4.00%, 11/15/29 (Call 08/15/29)(a)	13,547	14,472,186
7.38%, 03/15/32(a)	17,466	23,165,551

		752,519,868

Retail — 3.8%
RetailAutoZone Inc., 4.00%, 04/15/30 (Call 01/15/30)	295	317,505
Costco Wholesale Corp.
1.38%, 06/20/27 (Call 04/20/27)	100	100,530
1.60%, 04/20/30 (Call 01/20/30)	225	223,365
1.75%, 04/20/32 (Call 01/20/32)	950	945,866
2.75%, 05/18/24 (Call 03/18/24)(a)	14,921	15,966,583
3.00%, 05/18/27 (Call 02/18/27)(a)	14,942	16,603,621
Dollar Tree Inc.
3.70%, 05/15/23 (Call 04/15/23)(a)	14,284	14,977,521
4.00%, 05/15/25 (Call 03/15/25)(a)	15,341	16,579,479
4.20%, 05/15/28 (Call 02/15/28)	18,930	20,314,220
Home Depot Inc. (The)
2.13%, 09/15/26 (Call 06/15/26)(a)	18,829	19,839,383
2.50%, 04/15/27 (Call 02/15/27)	3,400	3,579,705
2.70%, 04/15/30 (Call 01/15/30)(a)	10,225	10,927,523
2.80%, 09/14/27 (Call 06/14/27)(a)	15,242	16,488,244
2.95%, 06/15/29 (Call 03/15/29)(a)	24,359	26,359,878
3.00%, 04/01/26 (Call 01/01/26)(a)	19,500	21,349,663
3.13%, 12/15/49 (Call 06/15/49)(a)	23,842	25,510,575
3.30%, 04/15/40 (Call 10/15/39)	15,000	16,393,608
3.35%, 09/15/25 (Call 06/15/25)(a)	17,834	19,750,267
3.35%, 04/15/50 (Call 10/15/49)(a)	11,620	12,877,047
3.50%, 09/15/56 (Call 03/15/56)(a)	14,596	16,483,349
3.75%, 02/15/24 (Call 11/15/23)(a)	15,317	16,840,352
3.90%, 12/06/28 (Call 09/06/28)(a)	11,624	13,459,055
3.90%, 06/15/47 (Call 12/15/46)(a)	20,778	24,527,488
4.20%, 04/01/43 (Call 10/01/42)	10,208	12,287,666
4.25%, 04/01/46 (Call 10/01/45)(a)	20,710	25,871,688
4.40%, 03/15/45 (Call 09/15/44)(a)	13,324	16,620,051
4.50%, 12/06/48 (Call 06/06/48)(a)	25,311	32,839,858
4.88%, 02/15/44 (Call 08/15/43)(a)	12,157	16,061,047
5.88%, 12/16/36(a)	44,090	63,700,562
5.95%, 04/01/41 (Call 10/01/40)(a)	12,611	18,491,064
Lowe’s Companies Inc.
2.50%, 04/15/26 (Call 01/15/26)(a)	28,951	30,111,831
3.10%, 05/03/27 (Call 02/03/27)(a)	23,189	24,514,854
3.38%, 09/15/25 (Call 06/15/25)(a)	12,473	13,499,755
3.65%, 04/05/29 (Call 01/05/29)(a)	22,006	24,112,621
3.70%, 04/15/46 (Call 10/15/45)(a)	21,350	22,916,315
4.05%, 05/03/47 (Call 11/03/46)	23,475	26,343,110
4.38%, 09/15/45 (Call 03/15/45)(a)	10,820	12,551,178
4.50%, 04/15/30 (Call 01/15/30)	10,200	12,048,541

SCHEDULES OF INVESTMENTS

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® iBoxx $ Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Retail (continued)
4.55%, 04/05/49 (Call 10/05/48)(a)	$22,506	$27,550,749
4.65%, 04/15/42 (Call 10/15/41)(a)	5,092	6,027,470
5.00%, 04/15/40 (Call 10/15/39)	400	494,585
McDonald’s Corp.
2.63%, 09/01/29 (Call 06/01/29)	22,230	23,136,219
3.30%, 07/01/25 (Call 06/01/25)	1,305	1,425,054
3.50%, 03/01/27 (Call 12/01/26)	15,287	16,775,783
3.50%, 07/01/27 (Call 05/01/27)	15,000	16,646,700
3.60%, 07/01/30 (Call 04/01/30)(a)	17,275	19,491,469
3.63%, 09/01/49 (Call 03/01/49)	17,968	19,681,709
3.70%, 01/30/26 (Call 10/30/25)(a)	32,079	35,497,014
3.80%, 04/01/28 (Call 01/01/28)(a)	14,110	15,809,583
4.20%, 04/01/50 (Call 10/01/49)	10,650	12,623,186
4.45%, 03/01/47 (Call 09/01/46)	15,043	18,441,853
4.45%, 09/01/48 (Call 03/01/48)(a)	14,422	17,728,210
4.70%, 12/09/35 (Call 06/09/35)(a)	11,745	14,528,029
4.88%, 12/09/45 (Call 06/09/45)	23,114	28,893,635
6.30%, 10/15/37(a)	11,431	15,705,401
6.30%, 03/01/38	9,588	13,225,474
RetailO’Reilly Automotive Inc., 3.60%, 09/01/27 (Call 06/01/27)(a)	12,024	12,588,924
Starbucks Corp.
3.55%, 08/15/29 (Call 05/15/29)(a)	12,737	13,918,945
3.80%, 08/15/25 (Call 06/15/25)(a)	29,082	31,905,685
3.85%, 10/01/23 (Call 07/01/23)	4,813	5,169,262
4.00%, 11/15/28 (Call 08/15/28)(a)	12,932	14,532,471
4.45%, 08/15/49 (Call 02/15/49)	15,333	18,325,292
4.50%, 11/15/48 (Call 05/15/48)	16,425	19,253,709
Target Corp.
2.25%, 04/15/25 (Call 03/15/25)	110	115,867
2.35%, 02/15/30 (Call 11/15/29)	12,140	12,707,810
2.50%, 04/15/26(a)	14,737	15,813,806
2.65%, 09/15/30 (Call 06/15/30)	500	538,075
3.38%, 04/15/29 (Call 01/15/29)(a)	18,399	20,788,460
3.50%, 07/01/24(a)	11,004	12,136,561
3.63%, 04/15/46(a)	15,573	18,673,131
3.90%, 11/15/47 (Call 05/15/47)(a)	10,834	13,586,718
4.00%, 07/01/42(a)	18,370	22,771,077
TJX Companies Inc. (The)
2.25%, 09/15/26 (Call 06/15/26)(a)	12,169	12,362,570
3.50%, 04/15/25 (Call 03/15/25)	10,000	10,785,770
Walgreens Boots Alliance Inc.
3.45%, 06/01/26 (Call 03/01/26)(a)	24,230	25,292,197
3.80%, 11/18/24 (Call 08/18/24)(a)	23,365	24,842,196
4.80%, 11/18/44 (Call 05/18/44)(a)	14,268	15,195,984
Walmart Inc.
2.65%, 12/15/24 (Call 10/15/24)(a)	22,641	24,269,658
2.85%, 07/08/24 (Call 06/08/24)(a)	17,365	18,640,954
2.95%, 09/24/49 (Call 03/24/49)(a)	20,108	22,520,109
3.05%, 07/08/26 (Call 05/08/26)	20,806	22,967,386
3.25%, 07/08/29 (Call 04/08/29)(a)	20,734	23,546,198
3.30%, 04/22/24 (Call 01/22/24)	21,473	23,384,655
3.40%, 06/26/23 (Call 05/26/23)(a)	35,951	38,866,630
3.55%, 06/26/25 (Call 04/26/25)(a)	23,703	26,511,327
3.63%, 12/15/47 (Call 06/15/47)(a)	18,785	22,928,965
3.70%, 06/26/28 (Call 03/26/28)(a)	42,155	48,832,765
3.95%, 06/28/38 (Call 12/28/37)	25,021	30,808,362
4.05%, 06/29/48 (Call 12/29/47)(a)	44,041	57,475,910
5.25%, 09/01/35	29,846	42,211,517
5.63%, 04/01/40	5,675	8,343,960

Security	Par (000)	Value

Retail (continued)
5.63%, 04/15/41	$14,699	$21,814,786
6.20%, 04/15/38(a)	6,484	10,008,852
6.50%, 08/15/37(a)	10,848	16,840,933

		1,767,344,568

Semiconductors — 2.6%
Analog Devices Inc.
3.50%, 12/05/26 (Call 09/05/26)(a)	12,002	12,868,070
3.90%, 12/15/25 (Call 09/15/25)(a)	18,142	19,830,734
Applied Materials Inc.
3.30%, 04/01/27 (Call 01/01/27)(a)	25,256	27,884,463
4.35%, 04/01/47 (Call 10/01/46)(a)	11,469	14,875,390
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.13%, 01/15/25 (Call 11/15/24)(a)	16,097	16,520,419
3.50%, 01/15/28 (Call 10/15/27)(a)	19,789	20,055,625
3.63%, 01/15/24 (Call 11/15/23)(a)	35,163	36,617,584
3.88%, 01/15/27 (Call 10/15/26)	73,359	76,251,986
Broadcom Inc.
3.63%, 10/15/24 (Call 09/15/24)(a)(b)	26,575	27,927,875
4.25%, 04/15/26 (Call 02/15/26)(a)(b)	45,262	48,368,562
4.70%, 04/15/25 (Call 03/15/25)(b)	680	749,593
4.75%, 04/15/29 (Call 01/15/29)(a)(b)	36,045	39,493,274
5.00%, 04/15/30 (Call 01/15/30)(b)	100	112,503
Intel Corp.
2.45%, 11/15/29 (Call 08/15/29)	30,128	31,915,521
2.60%, 05/19/26 (Call 02/19/26)(a)	14,199	15,184,050
2.88%, 05/11/24 (Call 03/11/24)(a)	17,511	18,713,449
3.10%, 02/15/60 (Call 08/15/59)(a)	15,010	15,989,017
3.15%, 05/11/27 (Call 02/11/27)(a)	11,559	12,721,994
3.25%, 11/15/49 (Call 05/15/49)	31,736	35,523,041
3.40%, 03/25/25 (Call 02/25/25)	10,000	11,057,079
3.70%, 07/29/25 (Call 04/29/25)	38,423	43,126,359
3.73%, 12/08/47 (Call 06/08/47)(a)	34,085	40,693,052
3.75%, 03/25/27 (Call 01/25/27)	5,685	6,529,171
3.90%, 03/25/30 (Call 12/25/29)	10,200	12,107,585
4.00%, 12/15/32(a)	10,583	12,917,996
4.10%, 05/19/46 (Call 11/19/45)	18,085	22,551,467
4.10%, 05/11/47 (Call 11/11/46)(a)	13,917	17,498,456
4.60%, 03/25/40 (Call 09/25/39)	10,000	12,944,441
4.75%, 03/25/50 (Call 09/25/49)	35,000	49,130,035
4.80%, 10/01/41	9,207	12,272,634
4.90%, 07/29/45 (Call 01/29/45)(a)	8,643	11,877,812
KLA Corp.
3.30%, 03/01/50 (Call 08/28/49)(a)	18,374	17,945,575
4.10%, 03/15/29 (Call 12/15/28)(a)	12,263	13,884,724
4.65%, 11/01/24 (Call 08/01/24)	15,820	17,555,748
Lam Research Corp.
1.90%, 06/15/30 (Call 03/15/30)	2,030	2,023,301
2.88%, 05/15/50 (Call 12/15/49)	1,920	1,914,950
3.75%, 03/15/26 (Call 01/15/26)	18,478	20,544,925
4.00%, 03/15/29 (Call 12/15/28)	9,376	10,918,432
4.88%, 03/15/49 (Call 09/15/48)	11,950	16,138,519
SemiconductorsMicrochip Technology Inc., 4.33%, 06/01/23 (Call 05/01/23)(a)	14,878	15,391,084
Micron Technology Inc.
4.19%, 02/15/27 (Call 12/15/26)(a)	14,991	15,943,119
4.66%, 02/15/30 (Call 11/15/29)	10,194	11,322,258
NVIDIA Corp.
2.85%, 04/01/30 (Call 01/01/30)	16,285	17,744,628
3.20%, 09/16/26 (Call 06/16/26)(a)	15,811	17,444,313
3.50%, 04/01/40 (Call 10/01/39)	20,000	22,456,814

2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® iBoxx $ Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Semiconductors (continued)
3.50%, 04/01/50 (Call 10/01/49)	$23,995	$27,493,260
SemiconductorsNXP BV/NXP Funding LLC, 4.88%, 03/01/24 (Call 02/01/24)(a)(b)	7,356	7,965,396
NXP BV/NXP Funding LLC/NXP USA Inc.
3.40%, 05/01/30 (Call 02/01/30)(b)	675	676,424
3.88%, 06/18/26 (Call 04/18/26)(a)(b)	10,723	11,238,262
4.30%, 06/18/29 (Call 03/18/29)(a)(b)	16,890	18,010,359
QUALCOMM Inc.
2.90%, 05/20/24 (Call 03/20/24)	23,617	25,126,674
3.25%, 05/20/27 (Call 02/20/27)(a)	36,108	39,306,938
3.45%, 05/20/25 (Call 02/20/25)	30,070	32,998,135
4.30%, 05/20/47 (Call 11/20/46)(a)	22,630	27,660,941
4.65%, 05/20/35 (Call 11/20/34)(a)	11,099	14,160,775
4.80%, 05/20/45 (Call 11/20/44)(a)	22,834	28,971,261
Texas Instruments Inc.
2.25%, 09/04/29 (Call 06/04/29)(a)	13,023	13,601,032
3.88%, 03/15/39 (Call 09/15/38)	14,272	17,055,584
4.15%, 05/15/48 (Call 11/15/47)(a)	24,160	30,480,147

		1,220,282,815

Software — 4.4%
Adobe Inc.
2.15%, 02/01/27 (Call 12/01/26)	17,633	18,461,296
2.30%, 02/01/30 (Call 11/01/29)	21,348	22,470,266
3.25%, 02/01/25 (Call 11/01/24)(a)	1,369	1,503,702
Fidelity National Information Services Inc.
3.00%, 08/15/26 (Call 05/15/26)(a)	18,838	20,061,383
3.75%, 05/21/29 (Call 02/21/29)(a)	15,008	16,879,945
Fiserv Inc.
2.75%, 07/01/24 (Call 06/01/24)(a)	30,072	31,372,894
3.20%, 07/01/26 (Call 05/01/26)(a)	30,741	32,853,248
3.50%, 07/01/29 (Call 04/01/29)(a)	44,847	48,917,134
3.80%, 10/01/23 (Call 09/01/23)(a)	7,595	8,209,686
3.85%, 06/01/25 (Call 03/01/25)(a)	10,292	11,307,754
4.20%, 10/01/28 (Call 07/01/28)(a)	16,204	18,492,742
4.40%, 07/01/49 (Call 01/01/49)(a)	28,612	34,670,883
Microsoft Corp.
2.00%, 08/08/23 (Call 06/08/23)(a)	23,393	24,350,190
2.38%, 05/01/23 (Call 02/01/23)(a)	5,138	5,377,307
2.40%, 08/08/26 (Call 05/08/26)	54,347	58,588,463
2.70%, 02/12/25 (Call 11/12/24)(a)	30,409	32,866,506
2.88%, 02/06/24 (Call 12/06/23)	34,925	37,591,667
3.13%, 11/03/25 (Call 08/03/25)(a)	37,195	41,284,918
3.30%, 02/06/27 (Call 11/06/26)(a)	59,558	67,258,379
3.45%, 08/08/36 (Call 02/08/36)(a)	34,522	40,165,770
3.50%, 02/12/35 (Call 08/12/34)	23,482	28,022,503
3.50%, 11/15/42	14,970	17,560,223
3.63%, 12/15/23 (Call 09/15/23)(a)	12,570	13,754,690
3.70%, 08/08/46 (Call 02/08/46)(a)	56,188	68,835,672
3.75%, 02/12/45 (Call 08/12/44)(a)	22,873	28,030,141
3.95%, 08/08/56 (Call 02/08/56)(a)	29,784	38,656,418
4.00%, 02/12/55 (Call 08/12/54)	34,098	44,409,389
4.10%, 02/06/37 (Call 08/06/36)(a)	37,390	46,593,507
4.20%, 11/03/35 (Call 05/03/35)(a)	15,676	20,050,651
4.25%, 02/06/47 (Call 08/06/46)(a)	44,503	59,257,044
4.45%, 11/03/45 (Call 05/03/45)(a)	44,605	60,506,629
4.50%, 10/01/40	13,473	17,792,934
4.50%, 02/06/57 (Call 08/06/56)(a)	29,274	41,826,911
4.75%, 11/03/55 (Call 05/03/55)(a)	12,858	18,817,794
5.20%, 06/01/39(a)	9,640	13,615,971
5.30%, 02/08/41(a)	7,354	10,627,330

Security	Par (000)	Value

Software (continued)
Oracle Corp.
2.40%, 09/15/23 (Call 07/15/23)(a)	$22,840	$23,896,060
2.50%, 04/01/25 (Call 03/01/25)	35,750	37,507,935
2.65%, 07/15/26 (Call 04/15/26)(a)	53,935	57,379,273
2.95%, 11/15/24 (Call 09/15/24)	34,927	37,437,203
2.95%, 05/15/25 (Call 02/15/25)(a)	37,702	40,475,574
2.95%, 04/01/30 (Call 01/01/30)(a)	70,200	76,484,501
3.25%, 11/15/27 (Call 08/15/27)(a)	43,091	47,460,600
3.40%, 07/08/24 (Call 04/08/24)(a)	26,102	28,243,478
3.60%, 04/01/40 (Call 10/01/39)	40,000	45,399,440
3.60%, 04/01/50 (Call 10/01/49)	60,000	68,056,560
3.63%, 07/15/23(a)	16,412	17,703,606
3.80%, 11/15/37 (Call 05/15/37)(a)	26,173	29,753,074
3.85%, 07/15/36 (Call 01/15/36)	18,474	21,220,716
3.85%, 04/01/60 (Call 10/01/59)	25,000	28,916,940
3.90%, 05/15/35 (Call 11/15/34)(a)	20,742	24,372,489
4.00%, 07/15/46 (Call 01/15/46)	43,902	51,821,526
4.00%, 11/15/47 (Call 05/15/47)(a)	33,929	40,323,568
4.13%, 05/15/45 (Call 11/15/44)(a)	30,236	36,150,763
4.30%, 07/08/34 (Call 01/08/34)(a)	26,450	32,432,157
4.38%, 05/15/55 (Call 11/15/54)	14,170	17,923,514
4.50%, 07/08/44 (Call 01/08/44)(a)	15,031	18,758,646
5.38%, 07/15/40(a)	28,914	39,111,540
6.13%, 07/08/39	19,187	27,912,873
6.50%, 04/15/38(a)	13,271	19,666,332
Softwaresalesforce.com Inc., 3.70%, 04/11/28 (Call 01/11/28)	25,458	29,014,974
VMware Inc.
3.90%, 08/21/27 (Call 05/21/27)(a)	21,352	21,727,567
4.50%, 05/15/25 (Call 04/15/25)	400	422,673

		2,020,615,522

Telecommunications — 7.1%
AT&T Inc.
3.40%, 05/15/25 (Call 02/15/25)	61,754	65,141,139
3.60%, 07/15/25 (Call 04/15/25)	21,410	22,912,087
3.80%, 03/01/24 (Call 01/01/24)(a)	8,782	9,381,036
3.80%, 02/15/27 (Call 11/15/26)(a)	19,196	20,698,701
3.90%, 03/11/24 (Call 12/11/23)(a)	7,232	7,745,341
3.95%, 01/15/25 (Call 10/15/24)	21,528	23,206,876
4.10%, 02/15/28 (Call 11/15/27)(a)	37,528	41,318,973
4.13%, 02/17/26 (Call 11/17/25)	39,531	43,453,123
4.25%, 03/01/27 (Call 12/01/26)(a)	30,677	33,833,047
4.30%, 02/15/30 (Call 11/15/29)(a)	45,652	51,145,191
4.30%, 12/15/42 (Call 06/15/42)(a)	28,482	30,933,377
4.35%, 03/01/29 (Call 12/01/28)(a)	33,994	38,161,780
4.35%, 06/15/45 (Call 12/15/44)(a)	39,628	43,413,393
4.45%, 04/01/24 (Call 01/01/24)	10,221	11,114,935
4.50%, 05/15/35 (Call 11/15/34)	40,218	44,942,650
4.50%, 03/09/48 (Call 09/09/47)(a)	62,368	71,397,664
4.55%, 03/09/49 (Call 09/09/48)(a)	34,878	39,948,738
4.75%, 05/15/46 (Call 11/15/45)(a)	42,021	48,513,648
4.80%, 06/15/44 (Call 12/15/43)(a)	37,583	43,104,127
4.85%, 03/01/39 (Call 09/01/38)(a)	30,788	35,607,618
4.85%, 07/15/45 (Call 01/15/45)(a)	12,006	13,925,813
4.90%, 08/15/37 (Call 02/14/37)	19,100	22,052,659
5.15%, 03/15/42(a)	18,293	21,813,727
5.15%, 11/15/46 (Call 05/15/46)	27,559	33,102,380
5.15%, 02/15/50 (Call 08/14/49)(a)	25,217	31,136,411
5.25%, 03/01/37 (Call 09/01/36)(a)	46,827	55,516,321
5.35%, 09/01/40(a)	25,205	30,289,045

SCHEDULES OF INVESTMENTS

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® iBoxx $ Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Telecommunications (continued)
5.45%, 03/01/47 (Call 09/01/46)(a)	$28,826	$36,552,311
5.55%, 08/15/41(a)	15,680	19,277,497
5.65%, 02/15/47 (Call 08/15/46)(a)	20,735	26,545,001
5.70%, 03/01/57 (Call 09/01/56)(a)	14,289	18,617,332
6.00%, 08/15/40 (Call 05/15/40)(a)	17,602	23,194,486
6.30%, 01/15/38(a)	3,841	5,053,387
6.38%, 03/01/41	14,131	18,820,378
TelecommunicationsBritish Telecommunications PLC, 9.63%, 12/15/30	40,510	62,116,843
Cisco Systems Inc.
2.20%, 09/20/23 (Call 07/20/23)(a)	6,672	6,933,637
2.50%, 09/20/26 (Call 06/20/26)(a)	18,880	20,414,746
2.95%, 02/28/26(a)	14,527	16,002,156
3.63%, 03/04/24(a)	8,071	8,889,989
5.50%, 01/15/40(a)	32,180	46,418,987
5.90%, 02/15/39	29,335	43,182,135
Corning Inc.
4.38%, 11/15/57 (Call 05/15/57)(a)	7,502	8,199,885
5.45%, 11/15/79 (Call 05/15/79)(a)	17,845	19,857,259
TelecommunicationsDeutsche Telekom International Finance BV, 8.75%, 06/15/30	49,485	73,200,097
TelecommunicationsMotorola Solutions Inc., 4.60%, 05/23/29 (Call 02/23/29)(a)	11,969	13,529,218
Orange SA
5.38%, 01/13/42(a)	12,925	17,023,847
5.50%, 02/06/44 (Call 08/06/43)(a)	9,518	13,094,558
9.00%, 03/01/31	37,655	59,827,661
Rogers Communications Inc.
3.70%, 11/15/49 (Call 05/15/49)	17,049	18,583,456
4.10%, 10/01/23 (Call 07/01/23)(a)	5,682	6,190,592
4.30%, 02/15/48 (Call 08/15/47)	9,967	11,698,418
4.35%, 05/01/49 (Call 11/01/48)(a)	19,919	23,958,940
5.00%, 03/15/44 (Call 09/15/43)(a)	13,131	16,667,747
Telefonica Emisiones SA
4.10%, 03/08/27(a)	23,263	25,128,732
4.67%, 03/06/38	11,369	12,683,250
4.90%, 03/06/48(a)	20,199	23,406,028
5.21%, 03/08/47(a)	32,880	39,398,483
5.52%, 03/01/49 (Call 09/01/48)(a)	19,259	23,882,878
7.05%, 06/20/36(a)	27,487	38,084,871
TelecommunicationsTelefonica Europe BV, 8.25%, 09/15/30	16,216	22,418,734
TelecommunicationsTELUS Corp., 4.60%, 11/16/48 (Call 05/16/48)	13,731	16,644,018
T-Mobile USA Inc.
3.50%, 04/15/25 (Call 03/15/25)(b)	36,355	38,506,772
3.75%, 04/15/27 (Call 02/15/27)(b)	58,150	62,386,571
3.88%, 04/15/30 (Call 01/15/30)(a)(b)	100,225	109,633,291
4.38%, 04/15/40 (Call 10/15/39)(a)(b)	32,660	36,934,747
4.50%, 04/15/50 (Call 10/15/49)(b)	39,765	46,896,634
Verizon Communications Inc.
2.63%, 08/15/26	31,237	33,181,288
3.38%, 02/15/25(a)	37,340	40,644,131
3.50%, 11/01/24 (Call 08/01/24)	24,455	26,661,318
3.85%, 11/01/42 (Call 05/01/42)(a)	14,977	17,565,171
3.88%, 02/08/29 (Call 11/08/28)(a)	17,107	19,713,041
4.02%, 12/03/29 (Call 09/03/29)(a)	53,942	62,968,029
4.13%, 03/16/27(a)	43,852	50,808,607
4.13%, 08/15/46	17,701	21,763,289
4.27%, 01/15/36	41,863	50,167,497

Security	Par (000)	Value

Telecommunications (continued)
4.33%, 09/21/28	$66,314	$78,191,958
4.40%, 11/01/34 (Call 05/01/34)(a)	38,432	46,661,898
4.50%, 08/10/33	45,975	57,336,719
4.52%, 09/15/48	61,021	80,341,933
4.67%, 03/15/55	33,709	45,371,630
4.81%, 03/15/39(a)	24,528	31,633,767
4.86%, 08/21/46	58,092	78,474,850
5.01%, 04/15/49(a)	34,654	48,537,099
5.01%, 08/21/54(a)	8,903	12,827,797
5.15%, 09/15/23	25,160	28,586,918
5.25%, 03/16/37(a)	42,223	56,265,086
5.50%, 03/16/47(a)	19,261	27,808,930
6.55%, 09/15/43	15,509	23,279,035
Vodafone Group PLC
3.75%, 01/16/24	41,784	45,082,467
4.13%, 05/30/25(a)	25,836	28,807,285
4.25%, 09/17/50	16,745	18,466,692
4.38%, 05/30/28(a)	32,453	37,159,321
4.38%, 02/19/43(a)	20,539	22,805,413
4.88%, 06/19/49	33,900	40,582,761
5.00%, 05/30/38(a)	11,673	13,796,139
5.25%, 05/30/48(a)	38,528	48,114,533
6.15%, 02/27/37(a)	26,520	34,390,834

		3,291,660,808

Toys, Games & Hobbies — 0.0%
Toys, Games & HobbiesHasbro Inc., 3.90%, 11/19/29 (Call 08/19/29)	16,657	16,121,291

Transportation — 1.5%
Burlington Northern Santa Fe LLC
3.55%, 02/15/50 (Call 08/15/49)(a)	12,557	14,220,472
3.85%, 09/01/23 (Call 06/01/23)(a)	6,926	7,515,779
3.90%, 08/01/46 (Call 02/01/46)	10,825	12,635,906
4.05%, 06/15/48 (Call 12/15/47)	11,475	13,788,196
4.13%, 06/15/47 (Call 12/15/46)(a)	10,943	13,293,111
4.15%, 04/01/45 (Call 10/01/44)(a)	13,037	15,631,604
4.15%, 12/15/48 (Call 06/15/48)(a)	11,736	14,399,105
4.45%, 03/15/43 (Call 09/15/42)(a)	8,337	10,224,252
4.55%, 09/01/44 (Call 03/01/44)	13,743	17,161,208
4.90%, 04/01/44 (Call 10/01/43)(a)	13,528	17,583,022
5.75%, 05/01/40 (Call 11/01/39)(a)	14,141	19,290,803
TransportationCanadian Pacific Railway Co., 6.13%, 09/15/15 (Call 03/15/15)(a)	11,584	17,521,933
CSX Corp.
3.25%, 06/01/27 (Call 03/01/27)(a)	11,408	12,313,235
3.80%, 03/01/28 (Call 12/01/27)(a)	22,914	25,555,675
3.80%, 11/01/46 (Call 05/01/46)(a)	12,311	13,819,532
4.10%, 03/15/44 (Call 09/15/43)(a)	7,968	9,213,683
4.25%, 03/15/29 (Call 12/15/28)(a)	17,707	20,577,271
4.30%, 03/01/48 (Call 09/01/47)(a)	12,315	15,049,274
FedEx Corp.
3.10%, 08/05/29 (Call 05/05/29)(a)	17,388	17,631,627
3.25%, 04/01/26 (Call 01/01/26)(a)	17,532	18,090,229
4.00%, 01/15/24(a)	11,959	12,796,236
4.05%, 02/15/48 (Call 08/15/47)	17,048	16,840,657
4.25%, 05/15/30 (Call 02/15/30)	10,200	11,155,213
4.40%, 01/15/47 (Call 07/15/46)	10,195	10,534,168
4.55%, 04/01/46 (Call 10/01/45)	17,134	18,304,191
4.75%, 11/15/45 (Call 05/15/45)	14,485	15,744,390
4.95%, 10/17/48 (Call 04/17/48)	17,302	19,508,552

2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® iBoxx $ Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par/ Shares (000)	Value

Transportation (continued)
5.10%, 01/15/44	$8,889	$10,023,231
5.25%, 05/15/50 (Call 11/15/49)	10,500	12,625,765
Norfolk Southern Corp.
3.05%, 05/15/50 (Call 11/15/49)	5,005	4,993,238
5.10%, 08/01/18 (Call 02/01/18)	12,047	15,190,062
Union Pacific Corp.
2.40%, 02/05/30 (Call 11/05/29)	17,765	18,211,925
3.25%, 02/05/50 (Call 08/05/49)(a)	19,064	19,828,722
3.70%, 03/01/29 (Call 12/01/28)(a)	14,109	15,821,201
3.75%, 02/05/70 (Call 08/05/69)	13,023	13,945,728
3.80%, 10/01/51 (Call 04/01/51)	8,008	9,074,826
3.95%, 09/10/28 (Call 06/10/28)(a)	24,718	28,249,129
4.30%, 03/01/49 (Call 09/01/48)	10,547	12,798,634
4.38%, 09/10/38 (Call 03/10/38)	19,426	22,804,286
United Parcel Service Inc.
3.05%, 11/15/27 (Call 08/15/27)(a)	12,771	13,818,717
3.40%, 03/15/29 (Call 12/15/28)(a)	19,128	21,201,314
3.75%, 11/15/47 (Call 05/15/47)(a)	16,562	19,251,258
4.25%, 03/15/49 (Call 09/15/48)(a)	7,616	9,561,851
4.45%, 04/01/30 (Call 01/01/30)	10,200	12,361,590
5.30%, 04/01/50 (Call 10/01/49)	10,000	14,276,819
6.20%, 01/15/38(a)	19,270	28,000,447

		712,438,067

Water — 0.0%
American Water Capital Corp.
3.75%, 09/01/47 (Call 03/01/47)	14,853	16,971,194
6.59%, 10/15/37(a)	3,057	4,433,799

		21,404,993

Total Corporate Bonds & Notes — 98.4% (Cost: $43,162,466,191)		45,487,309,830

Short-Term Investments

Money Market Funds — 6.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.89%(d)(e)(f)	2,100,777	2,103,087,990

Security	Shares/ Par (000)	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.18%(d)(e)	687,684	$687,684,000

		2,790,771,990

Total Short-Term Investments — 6.0% (Cost: $2,788,397,530)		2,790,771,990

Total Investments Before Investments Sold Short — 104.4% (Cost: $45,950,863,721)		48,278,081,820

Investments Sold Short

Corporate Bonds & Notes — (0.0)%
Macy’s Retail Holdings Inc., 2.88%, 02/15/23	(2)	(1,416)

Total Corporate Bonds & Notes (Proceeds $(2,164))		(1,416)

Total Investments Sold Short — (0.0)% (Proceeds $2,164)		(1,416)

Total Investments, Net of Investments Sold Short — 104.4% (Cost: $45,950,861,557)		48,278,080,404

Other Assets, Less Liabilities — (4.4)%		(2,041,057,259)

Net Assets — 100.0%		$46,237,023,145

(a)	All or a portion of this security is on loan.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Security is issued at a fixed coupon rate, which converts to a variable rate at a specified date.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$45,487,309,830	$—	$45,487,309,830
Money Market Funds	2,790,771,990	—	—	2,790,771,990

	2,790,771,990	45,487,309,830	—	48,278,081,820

Liabilities
Corporate Bonds & Notes	—	(1,416)	—	(1,416)

	$2,790,771,990	$45,487,308,414	$—	$48,278,080,404

SCHEDULES OF INVESTMENTS

Statements of Assets and Liabilities  (unaudited) (continued)

April 30, 2020

	iShares iBoxx $ High Yield Corporate Bond ETF	iShares iBoxx $ Investment Grade Corporate Bond ETF

ASSETS
Investments in securities, at value (including securities on loan)(a):
Unaffiliated(b)	$19,010,540,857	$45,487,309,830
Affiliated(c)	1,943,991,809	2,790,771,990
Cash	—	16,498
Receivables:
Investments sold	26,446,323	1,064,267,621
Securities lending income — Affiliated	1,432,481	1,493,200
Capital shares sold	16,825,946	5,375,741
Dividends	103,216	185,168
Interest	317,072,585	421,634,249

Total assets	21,316,413,217	49,771,054,297

LIABILITIES
Investments sold short at value(d)	—	1,416
Bank overdraft	564,987	—
Collateral on securities loaned, at value	1,610,160,658	2,100,505,550
Payables:
Investments purchased	171,860,659	1,428,327,561
Interest on short sales	—	5,378
Capital shares redeemed	—	2,576
Investment advisory fees	6,683,877	5,188,671

Total liabilities	1,789,270,181	3,534,031,152

NET ASSETS	$19,527,143,036	$46,237,023,145

NET ASSETS CONSIST OF:
Paid-in capital	$21,889,496,401	$42,312,355,408
Accumulated earnings (loss)	(2,362,353,365)	3,924,667,737

NET ASSETS	$19,527,143,036	$46,237,023,145

Shares outstanding	247,200,000	358,100,000

Net asset value	$78.99	$129.12

Shares authorized	Unlimited	Unlimited

Par value	None	None

(a) Securities loaned, at value	$1,550,062,312	$2,019,223,018
(b) Investments, at cost — Unaffiliated	$20,557,246,476	$43,162,466,191
(c) Investments, at cost — Affiliated	$1,942,271,153	$2,788,397,530
(d) Proceeds received from investments sold short	$—	$2,164

2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments February 29, 2020	iShares® iBoxx $ High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.5%
Lamar Media Corp.
3.75%, 02/15/28 (Call 02/15/23)(a)	$3,850	$3,838,450
4.00%, 02/15/30 (Call 02/15/25)(a)	2,695	2,695,000
5.00%, 05/01/23 (Call 05/01/20)	8,472	8,535,540
5.75%, 02/01/26 (Call 02/01/21)(b)	14,590	15,210,075
Outfront Media Capital LLC/Outfront Media Capital Corp.
4.63%, 03/15/30 (Call 03/15/25)(a)	7,246	7,278,752
5.00%, 08/15/27 (Call 08/15/22)(a)(b)	9,833	10,140,281
5.63%, 02/15/24 (Call 02/15/21)(b)	6,289	6,401,686
Terrier Media Buyer Inc., 8.88%, 12/15/27 (Call 12/15/22)(a)	16,084	15,963,370

		70,063,154

Aerospace & Defense — 2.8%
Arconic Inc.
5.13%, 10/01/24 (Call 07/01/24)(b)	18,269	19,628,214
5.40%, 04/15/21 (Call 01/15/21)	17,065	17,335,758
5.87%, 02/23/22(b)	7,659	8,068,278
Bombardier Inc.
5.75%, 03/15/22(a)(b)	5,969	6,103,951
6.00%, 10/15/22 (Call 04/15/20)(a)(b)	17,708	17,398,110
6.13%, 01/15/23(a)(b)	19,244	19,485,091
7.50%, 12/01/24 (Call 12/01/20)(a)(b)	14,353	14,532,413
7.50%, 03/15/25 (Call 03/15/20)(a)(b)	22,291	22,012,362
7.88%, 04/15/27 (Call 04/15/22)(a)	30,167	29,940,747
8.75%, 12/01/21(a)(b)	14,179	15,175,950
Signature Aviation U.S. Holdings Inc.
4.00%, 03/01/28 (Call 03/01/23)(a)	9,401	9,196,716
5.38%, 05/01/26 (Call 05/01/21)(a)(b)	6,608	6,756,680
SSL Robotics LLC, 9.75%, 12/31/23 (Call 12/15/21)(a)	14,907	16,014,441
TransDigm Inc.
5.50%, 11/15/27 (Call 11/15/22)(a)(b)	40,376	40,325,530
6.25%, 03/15/26 (Call 03/15/22)(a)	62,470	66,296,287
6.38%, 06/15/26 (Call 06/15/21)(b)	12,539	12,868,149
6.50%, 07/15/24 (Call 07/15/20)(b)	16,304	16,670,840
6.50%, 05/15/25 (Call 05/15/20)(b)	10,558	10,854,944
7.50%, 03/15/27 (Call 03/15/22)	6,744	7,098,060
TransDigm UK Holdings PLC, 6.88%, 05/15/26 (Call 05/15/21)(b)	6,719	7,054,950
Triumph Group Inc.
6.25%, 09/15/24 (Call 09/15/20)(a)(b)	5,985	6,216,919
7.75%, 08/15/25 (Call 08/15/20)(b)	8,382	8,298,180

		377,332,570

Agriculture — 0.4%
JBS Investments GmbH, 6.25%, 02/05/23 (Call 02/05/21)(a)	6,595	6,657,653
JBS Investments II GmbH
5.75%, 01/15/28 (Call 07/30/22)(a)	10,330	10,794,850
7.00%, 01/15/26 (Call 01/15/22)(a)(b)	15,281	16,312,467
Vector Group Ltd.
6.13%, 02/01/25 (Call 02/01/21)(a)	12,751	12,313,003
10.50%, 11/01/26 (Call 11/01/21)(a)	9,206	9,182,985

		55,260,958

Airlines — 0.2%
Air Canada, 7.75%, 04/15/21(a)(b)	4,475	4,692,843
American Airlines Group Inc.
3.75%, 03/01/25(a)	9,655	8,858,463
5.00%, 06/01/22(a)(b)	8,765	8,809,219

Security	Par (000)	Value

Airlines (continued)
United Airlines Holdings Inc., 4.25%, 10/01/22(b)	$5,078	$5,078,000

		27,438,525

Apparel — 0.2%
Hanesbrands Inc.
4.63%, 05/15/24 (Call 02/15/24)(a)	12,563	13,128,335
4.88%, 05/15/26 (Call 02/15/26)(a)(b)	13,128	13,751,580

		26,879,915

Auto Manufacturers — 0.8%
Allison Transmission Inc.
4.75%, 10/01/27 (Call 10/01/22)(a)(b)	5,319	5,458,624
5.00%, 10/01/24 (Call 10/01/20)(a)(b)	13,535	13,682,667
5.88%, 06/01/29 (Call 06/01/24)(a)(b)	7,527	8,157,386
Fiat Chrysler Automobiles NV, 5.25%, 04/15/23(b)	23,480	24,648,952
Jaguar Land Rover Automotive PLC
4.50%, 10/01/27 (Call 07/01/27)(a)(b)	7,858	6,506,806
5.63%, 02/01/23 (Call 02/01/21)(a)(b)	7,097	6,890,534
Navistar International Corp., 6.63%, 11/01/25 (Call 11/01/20)(a)	15,500	16,081,250
Tesla Inc., 5.30%, 08/15/25 (Call 08/15/20)(a)(b)	27,367	27,024,912

		108,451,131

Auto Parts & Equipment — 1.1%
Adient Global Holdings Ltd., 4.88%, 08/15/26 (Call 08/15/21)(a)(b)	14,359	12,384,586
Adient U.S.LLC, 7.00%, 05/15/26 (Call 05/15/22)(a)(b)	9,563	9,945,582
American Axle & Manufacturing Inc.
6.25%, 04/01/25 (Call 04/01/20)(b)	10,067	9,801,614
6.25%, 03/15/26 (Call 03/15/21)(b)	5,681	5,443,818
6.50%, 04/01/27 (Call 04/01/22)	8,090	7,766,400
6.63%, 10/15/22 (Call 10/15/20)	4,019	4,054,166
Dana Financing Luxembourg Sarl, 5.75%, 04/15/25 (Call 04/15/20)(a)(b)	4,962	5,105,495
Dana Inc., 5.50%, 12/15/24 (Call 12/15/20)(b)	5,373	5,503,967
Goodyear Tire & Rubber Co. (The)
4.88%, 03/15/27 (Call 12/15/26)(b)	12,239	11,839,274
5.00%, 05/31/26 (Call 05/31/21)(b)	11,528	11,344,273
5.13%, 11/15/23 (Call 11/15/20)(b)	14,148	14,096,439
Panther BF Aggregator 2 LP/Panther Finance Co. Inc.
6.25%, 05/15/26 (Call 05/15/22)(a)	13,190	13,616,191
8.50%, 05/15/27 (Call 05/15/22)(a)(b)	30,043	30,520,870

		141,422,675

Banks — 1.2%
CIT Group Inc.
4.13%, 03/09/21 (Call 02/09/21)	6,854	6,914,635
4.75%, 02/16/24 (Call 11/16/23)	7,352	7,811,500
5.00%, 08/15/22	17,551	18,383,664
5.00%, 08/01/23(b)	10,681	11,371,927
5.25%, 03/07/25 (Call 12/07/24)(b)	7,020	7,704,450
6.13%, 03/09/28(b)	6,303	7,563,600
Deutsche Bank AG, 4.30%, 05/24/28 (Call 05/24/23)(b)(c)	23,284	22,458,119
Deutsche Bank AG/New York NY, 4.88%, 12/01/32 (Call 12/01/27)(c)	15,182	14,462,285
Fifth Third Bancorp., 5.10%, (Call 06/30/23)(b)(c)(d)	8,294	8,193,781
Freedom Mortgage Corp.
8.13%, 11/15/24 (Call 11/15/20)(a)	5,730	5,393,363
8.25%, 04/15/25 (Call 04/15/21)(a)	11,037	10,693,289
Intesa Sanpaolo SpA, 5.02%, 06/26/24(a)	31,659	33,186,249

		154,136,862

SCHEDULES OF INVESTMENTS

Schedule of Investments (continued) February 29, 2020	iShares® iBoxx $ High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Building Materials — 0.6%
Builders FirstSource Inc.
5.00%, 03/01/30 (Call 03/01/25)(a)	$5,470	$5,472,626
6.75%, 06/01/27 (Call 06/01/22)(a)(b)	474	510,735
Griffon Corp., 5.75%, 03/01/28 (Call 03/01/23)(a)	8,720	8,798,436
Standard Industries Inc./NJ
4.75%, 01/15/28 (Call 01/15/23)(a)(b)	16,370	16,847,857
5.00%, 02/15/27 (Call 02/15/22)(a)(b)	5,467	5,651,511
5.38%, 11/15/24 (Call 11/15/20)(a)	14,558	14,827,869
5.50%, 02/15/23 (Call 02/15/21)(a)(b)	473	478,912
6.00%, 10/15/25 (Call 10/15/20)(a)(b)	14,748	15,411,660
Summit Materials LLC/Summit Materials Finance Corp., 6.13%, 07/15/23 (Call 07/15/20)	9,440	9,522,600

		77,522,206

Chemicals — 1.4%
Ashland LLC, 4.75%, 08/15/22 (Call 05/15/22)(b)	2,385	2,492,325
Blue Cube Spinco LLC
9.75%, 10/15/23 (Call 10/15/20)	9,523	10,073,632
10.00%, 10/15/25 (Call 10/15/20)	7,916	8,587,673
CF Industries Inc., 3.45%, 06/01/23(b)	8,851	8,961,638
Chemours Co. (The)
5.38%, 05/15/27 (Call 02/15/27)(b)	7,269	6,277,827
6.63%, 05/15/23 (Call 05/15/20)	14,546	14,068,891
7.00%, 05/15/25 (Call 05/15/20)(b)	10,682	9,960,965
NOVA Chemicals Corp.
4.88%, 06/01/24 (Call 03/03/24)(a)(b)	14,334	13,738,243
5.00%, 05/01/25 (Call 01/31/25)(a)	7,479	7,304,926
5.25%, 08/01/23 (Call 08/01/20)(a)	6,399	6,462,990
5.25%, 06/01/27 (Call 03/03/27)(a)	16,877	16,328,498
OCI NV
5.25%, 11/01/24 (Call 11/01/21)(a)(b)	10,865	10,989,494
6.63%, 04/15/23 (Call 04/15/20)(a)(b)	7,381	7,577,707
Olin Corp.
5.00%, 02/01/30 (Call 02/01/24)(b)	7,519	7,293,430
5.13%, 09/15/27 (Call 03/15/22)(b)	6,404	6,546,089
5.63%, 08/01/29 (Call 08/01/24)(b)	12,915	13,108,725
Tronox Finance PLC, 5.75%, 10/01/25 (Call 10/01/20)(a)(b)	5,752	5,456,395
Tronox Inc., 6.50%, 04/15/26 (Call 04/15/21)(a)(b)	8,924	8,544,730
Valvoline Inc., 4.25%, 02/15/30 (Call 02/15/25)(a)	9,285	9,157,331
WR Grace &Co.-Conn, 5.13%, 10/01/21(a)(b)	9,772	10,028,515

		182,960,024

Coal — 0.0%
Peabody Energy Corp.
6.00%, 03/31/22 (Call 03/31/20)(a)	67	57,117
6.38%, 03/31/25 (Call 03/31/20)(a)	91	62,763

		119,880

Commercial Services — 4.2%
ADT Security Corp. (The)
3.50%, 07/15/22(b)	13,327	13,320,744
4.13%, 06/15/23(b)	11,584	11,795,408
6.25%, 10/15/21(b)	13,185	13,774,128
Allied Universal Holdco LLC/Allied Universal Finance Corp.
6.63%, 07/15/26 (Call 07/15/22)(a)(b)	22,334	23,422,782
9.75%, 07/15/27 (Call 07/15/22)(a)	15,313	16,336,164
APX Group Inc.
6.75%, 02/15/27 (Call 02/15/23)(a)	3,910	3,787,813
7.63%, 09/01/23 (Call 09/01/20)(b)	9,185	8,748,713
7.88%, 12/01/22 (Call 12/01/20)	17,406	17,619,224

Security	Par (000)	Value

Commercial Services (continued)
8.75%, 12/01/20 (Call 03/13/20)	$264	$264,469
Avis Budget Car Rental LLC/Avis Budget Finance Inc., 5.75%, 07/15/27 (Call 07/15/22)(a)(b)	6,219	6,219,000
Garda World Security Corp., 4.63%, 02/15/27 (Call 02/15/23)(a)	8,450	8,344,375
GW B-CR Security Corp., 9.50%, 11/01/27 (Call 11/01/22)(a)(b)	7,500	7,931,250
Herc Holdings Inc., 5.50%, 07/15/27 (Call 07/15/22)(a)(b)	17,793	18,469,490
Hertz Corp. (The)
5.50%, 10/15/24 (Call 10/15/20)(a)(b)	11,636	11,191,578
6.00%, 01/15/28 (Call 01/15/23)(a)(b)	14,817	13,724,246
6.25%, 10/15/22 (Call 10/15/20)	6,008	5,870,947
7.13%, 08/01/26 (Call 08/01/22)(a)(b)	7,149	7,078,868
Jaguar Holding Co. II/Pharmaceutical Product Development LLC, 6.38%, 08/01/23 (Call 08/01/20)(a)(b)	20,134	20,762,181
MPH Acquisition Holdings LLC, 7.13%, 06/01/24 (Call 06/01/20)(a)(b)	24,611	22,893,644
Nielsen Co Luxembourg SARL/The
5.00%, 02/01/25 (Call 02/01/21)(a)(b)	7,518	7,499,205
5.50%, 10/01/21 (Call 03/30/20)(a)	7,851	7,836,279
Nielsen Finance LLC/Nielsen Finance Co., 5.00%, 04/15/22 (Call 04/15/20)(a)(b)	35,417	35,339,083
Prime Security Services Borrower LLC/Prime Finance Inc.
5.25%, 04/15/24(a)(b)	11,869	12,251,033
5.75%, 04/15/26(a)(b)	19,070	19,832,800
6.25%, 01/15/28 (Call 01/15/23)(a)	21,688	21,043,866
Refinitiv U.S. Holdings Inc.
6.25%, 05/15/26 (Call 11/15/21)(a)	18,130	19,489,750
8.25%, 11/15/26 (Call 11/15/21)(a)	21,871	24,085,439
Service Corp. International/U.S.
4.63%, 12/15/27 (Call 12/15/22)(b)	7,518	7,836,168
5.13%, 06/01/29 (Call 06/01/24)(b)	10,907	11,793,194
5.38%, 05/15/24 (Call 05/15/20)(b)	10,647	10,846,631
ServiceMaster Co. LLC (The), 5.13%, 11/15/24 (Call 11/15/20)(a)	10,085	10,400,156
United Rentals North America Inc.
3.88%, 11/15/27 (Call 11/15/22)	11,250	11,348,438
4.00%, 07/15/30 (Call 07/15/25)	12,415	12,118,902
4.63%, 10/15/25 (Call 10/15/20)	10,907	11,084,239
4.88%, 01/15/28 (Call 01/15/23)(b)	24,609	25,394,027
5.25%, 01/15/30 (Call 01/15/25)(b)	10,872	11,489,722
5.50%, 07/15/25 (Call 07/15/20)	10,478	10,829,602
5.50%, 05/15/27 (Call 05/15/22)(b)	13,324	13,923,580
5.88%, 09/15/26 (Call 09/15/21)(b)	14,456	15,251,080
6.50%, 12/15/26 (Call 12/15/21)	14,887	15,916,685
Verscend Escrow Corp., 9.75%, 08/15/26 (Call 08/15/21)(a)(b)	18,227	19,867,430

		567,032,333

Computers — 1.4%
Banff Merger Sub Inc., 9.75%, 09/01/26 (Call 09/01/21)(a)(b)	22,936	23,057,847
Dell Inc., 4.63%, 04/01/21	4,375	4,419,844
Dell International LLC/EMC Corp.
5.88%, 06/15/21 (Call 06/15/20)(a)	13,872	13,958,700
7.13%, 06/15/24 (Call 06/15/20)(a)(b)	24,832	26,011,520
EMC Corp., 3.38%, 06/01/23 (Call 03/01/23)(b)	15,162	15,224,543

2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (continued) February 29, 2020	iShares® iBoxx $ High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Computers (continued)
Exela Intermediate LLC/Exela Finance Inc., 10.00%, 07/15/23 (Call 07/15/20)(a)(b)	$14,676	$4,768,111
NCR Corp.
5.00%, 07/15/22 (Call 07/15/20)(b)	7,581	7,618,905
5.75%, 09/01/27 (Call 09/01/22)(a)	6,747	7,106,502
6.13%, 09/01/29 (Call 09/01/24)(a)(b)	7,501	8,140,835
6.38%, 12/15/23 (Call 12/15/20)(b)	9,141	9,311,242
Vericast Corp.
8.38%, 08/15/22 (Call 02/15/21)(a)	14,730	12,281,138
9.25%, 03/01/21 (Call 03/01/20)(a)(b)	12,271	12,166,185
Western Digital Corp., 4.75%, 02/15/26 (Call 11/15/25)(b)	36,088	37,260,860

		181,326,232

Cosmetics & Personal Care — 0.2%
Avon International Capital PLC, 6.50%, 08/15/22 (Call 08/15/20)(a)(b)	5,303	5,437,000
Avon International Operations Inc., 7.88%, 08/15/22 (Call 08/15/20)(a)(b)	5,471	5,603,190
Avon Products Inc., 7.00%, 03/15/23	7,276	7,785,320
Edgewell Personal Care Co.
4.70%, 05/19/21(b)	6,469	6,566,035
4.70%, 05/24/22(b)	6,589	6,739,756

		32,131,301

Distribution & Wholesale — 0.5%
American Builders & Contractors Supply Co. Inc.
4.00%, 01/15/28 (Call 01/15/23)(a)(b)	11,297	11,028,696
5.88%, 05/15/26 (Call 05/15/21)(a)(b)	7,967	8,255,804
Anixter Inc., 5.13%, 10/01/21	3,857	4,010,748
Performance Food Group Inc., 5.50%, 10/15/27 (Call 10/15/22)(a)(b)	16,559	17,469,745
Wolverine Escrow LLC
8.50%, 11/15/24 (Call 11/15/21)(a)	8,245	8,040,524
9.00%, 11/15/26 (Call 11/15/22)(a)	13,059	13,026,352
13.13%, 11/15/27 (Call 11/15/22)(a)(b)	8,645	9,110,017

		70,941,886

Diversified Financial Services — 2.6%
AerCap Holdings NV, 5.88%, 10/10/79 (Call 10/10/24)(b)(c)	11,324	11,493,860
Ally Financial Inc.
5.13%, 09/30/24	354	391,549
5.75%, 11/20/25 (Call 10/20/25)(b)	14,012	15,769,197
Credit Acceptance Corp.
5.13%, 12/31/24 (Call 12/31/21)(a)	4,930	5,129,345
6.63%, 03/15/26 (Call 03/15/22)(a)	5,662	5,952,192
LPL Holdings Inc.
4.63%, 11/15/27 (Call 11/15/22)(a)(b)	6,412	6,486,828
5.75%, 09/15/25 (Call 03/15/20)(a)(b)	2,140	2,222,256
Nationstar Mortgage Holdings Inc.
6.00%, 01/15/27 (Call 01/15/23)(a)(b)	10,105	10,265,467
8.13%, 07/15/23 (Call 07/15/20)(a)	14,039	14,645,935
9.13%, 07/15/26 (Call 07/15/21)(a)	9,913	10,727,766
Navient Corp.
5.00%, 03/15/27 (Call 09/15/26)(b)	11,841	11,467,416
5.50%, 01/25/23	15,686	16,097,758
5.88%, 10/25/24(b)	7,424	7,618,954
6.13%, 03/25/24(b)	12,541	12,981,189
6.50%, 06/15/22	14,688	15,348,960
6.75%, 06/25/25(b)	7,580	8,067,963
6.75%, 06/15/26(b)	7,806	8,277,326

Security	Par (000)	Value

Diversified Financial Services (continued)
7.25%, 01/25/22(b)	$11,438	$12,067,090
7.25%, 09/25/23(b)	7,718	8,345,088
Quicken Loans Inc.
5.25%, 01/15/28 (Call 01/15/23)(a)(b)	14,494	14,965,055
5.75%, 05/01/25 (Call 05/01/20)(a)(b)	18,203	18,680,829
Springleaf Finance Corp.
5.38%, 11/15/29 (Call 05/15/29)(b)	11,144	11,394,740
5.63%, 03/15/23	12,357	12,982,573
6.13%, 05/15/22(b)	14,625	15,487,205
6.13%, 03/15/24 (Call 09/15/23)(b)	18,051	19,053,237
6.63%, 01/15/28 (Call 07/15/27)(b)	11,941	13,110,223
6.88%, 03/15/25(b)	18,672	20,612,954
7.13%, 03/15/26(b)	24,237	26,903,070
7.75%, 10/01/21	7,509	8,013,434
8.25%, 12/15/20	492	511,688

		345,071,147

Electric — 2.5%
AES Corp./VA
4.00%, 03/15/21	9,169	9,214,845
4.50%, 03/15/23 (Call 03/15/20)(b)	7,937	7,921,126
4.88%, 05/15/23 (Call 05/15/20)(b)	9,803	9,747,858
5.13%, 09/01/27 (Call 09/01/22)(b)	8,955	9,302,006
5.50%, 04/15/25 (Call 04/15/20)(b)	9,010	9,216,509
6.00%, 05/15/26 (Call 05/15/21)(b)	11,136	11,567,680
Calpine Corp.
4.50%, 02/15/28 (Call 02/15/23)(a)(b)	17,430	16,690,724
5.13%, 03/15/28 (Call 03/15/23)(a)	22,195	20,929,308
5.25%, 06/01/26 (Call 06/01/21)(a)	18,799	18,953,505
5.50%, 02/01/24 (Call 02/01/21)(b)	7,482	7,449,266
5.75%, 01/15/25 (Call 10/15/20)(b)	17,704	17,740,293
Clearway Energy Operating LLC
4.75%, 03/15/28 (Call 03/15/23)(a)(b)	8,645	8,850,319
5.75%, 10/15/25 (Call 10/15/21)(b)	7,991	8,250,708
NextEra Energy Operating Partners LP
3.88%, 10/15/26 (Call 07/15/26)(a)	7,731	7,801,159
4.25%, 07/15/24 (Call 04/15/24)(a)	9,898	10,098,435
4.25%, 09/15/24 (Call 07/15/24)(a)(b)	8,293	8,369,296
4.50%, 09/15/27 (Call 06/15/27)(a)(b)	8,030	8,372,560
NRG Energy Inc.
5.25%, 06/15/29 (Call 06/15/24)(a)(b)	11,204	11,568,130
5.75%, 01/15/28 (Call 01/15/23)(b)	11,382	11,794,598
6.63%, 01/15/27 (Call 07/15/21)(b)	18,191	18,966,300
7.25%, 05/15/26 (Call 05/15/21)(b)	15,681	16,602,259
Talen Energy Supply LLC
6.50%, 06/01/25 (Call 06/01/20)	8,965	6,876,155
6.63%, 01/15/28 (Call 01/15/23)(a)(b)	4,871	4,688,198
7.25%, 05/15/27 (Call 05/15/22)(a)(b)	11,105	11,118,881
10.50%, 01/15/26 (Call 01/15/22)(a)(b)	11,308	9,876,831
Vistra Energy Corp., 5.88%, 06/01/23 (Call 06/01/20)	6,232	6,285,221
Vistra Operations Co. LLC
5.00%, 07/31/27 (Call 07/31/22)(a)(b)	20,284	20,538,225
5.50%, 09/01/26 (Call 09/01/21)(a)	13,351	13,542,921
5.63%, 02/15/27 (Call 02/15/22)(a)(b)	17,709	18,151,725

		340,485,041

Electrical Components & Equipment — 0.2%
Energizer Holdings Inc.
5.50%, 06/15/25 (Call 06/15/20)(a)(b)	6,905	7,055,934
6.38%, 07/15/26 (Call 07/15/21)(a)(b)	7,285	7,556,730

SCHEDULES OF INVESTMENTS

Schedule of Investments (continued) February 29, 2020	iShares® iBoxx $ High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electrical Components & Equipment (continued)
7.75%, 01/15/27 (Call 01/15/22)(a)(b)	$8,680	$9,439,500

		24,052,164

Electronics — 0.2%
Sensata Technologies BV
4.88%, 10/15/23(a)	7,470	7,936,875
5.00%, 10/01/25(a)	10,303	10,869,665
5.63%, 11/01/24(a)(b)	5,959	6,480,413
Sensata Technologies Inc., 4.38%, 02/15/30(a)	6,502	6,468,623

		31,755,576

Energy – Alternate Sources — 0.2%
TerraForm Power Operating LLC
4.25%, 01/31/23 (Call 10/31/22)(a)	5,235	5,333,156
4.75%, 01/15/30 (Call 01/15/25)(a)	10,941	11,310,259
5.00%, 01/31/28 (Call 07/31/27)(a)(b)	10,635	11,459,213

		28,102,628

Engineering & Construction — 0.3%
AECOM
5.13%, 03/15/27 (Call 12/15/26)	15,286	16,050,300
5.88%, 10/15/24 (Call 07/15/24)(b)	11,782	12,858,698
Brand Industrial Services Inc., 8.50%, 07/15/25 (Call 07/15/20)(a)(b)	15,326	14,885,378

		43,794,376

Entertainment — 2.1%
AMC Entertainment Holdings Inc.
5.75%, 06/15/25 (Call 06/15/20)(b)	9,046	7,372,490
5.88%, 11/15/26 (Call 11/15/21)(b)	9,076	7,255,127
6.13%, 05/15/27 (Call 05/15/22)(b)	7,654	6,052,439
Caesars Resort Collection LLC/CRC Finco Inc., 5.25%, 10/15/25 (Call 10/15/20)(a)(b)	26,860	26,658,550
Cedar Fair LP, 5.25%, 07/15/29 (Call 07/15/24)(a)(b)	7,570	7,570,000
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op, 5.38%, 04/15/27 (Call 04/15/22)(b)	7,103	7,253,939
Churchill Downs Inc.
4.75%, 01/15/28 (Call 01/15/23)(a)(b)	6,489	6,489,000
5.50%, 04/01/27 (Call 04/01/22)(a)(b)	8,913	9,244,564
Cinemark USA Inc.
4.88%, 06/01/23 (Call 06/01/20)(b)	9,139	9,104,729
5.13%, 12/15/22 (Call 12/15/20)(b)	5,063	5,088,315
Eldorado Resorts Inc.
6.00%, 04/01/25 (Call 04/01/20)(b)	12,820	13,396,900
6.00%, 09/15/26 (Call 09/15/21)	8,429	9,139,446
International Game Technology PLC
6.25%, 02/15/22 (Call 08/15/21)(a)	22,658	23,323,465
6.25%, 01/15/27 (Call 07/15/26)(a)(b)	10,649	11,617,127
6.50%, 02/15/25 (Call 08/15/24)(a)	17,476	18,939,615
Lions Gate Capital Holdings LLC
5.88%, 11/01/24 (Call 11/01/20)(a)(b)	7,813	7,576,266
6.38%, 02/01/24 (Call 02/01/21)(a)(b)	8,130	8,015,855
Live Nation Entertainment Inc., 4.75%, 10/15/27 (Call 10/15/22)(a)(b)	13,908	13,977,540
Scientific Games International Inc.
5.00%, 10/15/25 (Call 10/15/20)(a)	16,868	16,910,170
7.00%, 05/15/28 (Call 05/15/23)(a)(b)	10,697	10,429,575
7.25%, 11/15/29 (Call 11/15/24)(a)(b)	8,973	8,703,810
8.25%, 03/15/26 (Call 03/15/22)(a)(b)	15,969	16,403,357
Six Flags Entertainment Corp.
4.88%, 07/31/24 (Call 07/31/20)(a)	13,727	13,624,047
5.50%, 04/15/27 (Call 04/15/22)(a)(b)	8,176	7,887,387

Security	Par (000)	Value

Entertainment (continued)
Stars Group Holdings BV/Stars Group US Co-Borrower LLC, 7.00%, 07/15/26 (Call 07/15/21)(a)(b)	$14,059	$15,113,425

		287,147,138

Environmental Control — 0.4%
Covanta Holding Corp.
5.88%, 03/01/24 (Call 03/01/20)	5,507	5,579,279
5.88%, 07/01/25 (Call 07/01/20)(b)	6,343	6,509,504
6.00%, 01/01/27 (Call 01/01/22)(b)	6,221	6,296,170
GFL Environmental Inc.
5.13%, 12/15/26 (Call 12/15/22)(a)(b)	7,080	7,327,800
5.38%, 03/01/23 (Call 03/01/20)(a)	6,500	6,645,031
7.00%, 06/01/26 (Call 06/01/21)(a)(b)	9,568	10,058,360
8.50%, 05/01/27 (Call 05/01/22)(a)(b)	8,244	8,942,267

		51,358,411

Food — 2.8%
Albertsons Companies Inc./Safeway Inc./New Albertsons LP/Albertsons LLC
3.50%, 02/15/23 (Call 12/15/22)(a)(b)	7,535	7,519,779
4.63%, 01/15/27 (Call 01/15/22)(a)(b)	17,448	17,208,090
4.88%, 02/15/30 (Call 02/15/25)(a)(b)	15,495	15,521,633
5.75%, 03/15/25 (Call 09/15/20)	25,280	26,196,400
5.88%, 02/15/28 (Call 08/15/22)(a)(b)	11,750	12,241,150
6.63%, 06/15/24 (Call 06/15/20)	18,843	19,421,636
7.50%, 03/15/26 (Call 03/15/22)(a)(b)	11,403	12,628,823
B&G Foods Inc.
5.25%, 04/01/25 (Call 04/01/20)(b)	12,551	12,411,408
5.25%, 09/15/27 (Call 03/01/22)(b)	8,757	8,559,968
JBS USA LUX SA/JBS USA Finance Inc.
5.75%, 06/15/25 (Call 06/15/20)(a)(b)	15,866	16,282,482
5.88%, 07/15/24 (Call 07/15/20)(a)	12,299	12,540,053
6.75%, 02/15/28 (Call 02/15/23)(a)(b)	12,694	13,779,337
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance Inc.
5.50%, 01/15/30 (Call 01/15/25)(a)(b)	18,489	19,598,340
6.50%, 04/15/29 (Call 04/15/24)(a)(b)	20,834	22,650,725
Lamb Weston Holdings Inc.
4.63%, 11/01/24 (Call 11/01/21)(a)(b)	12,088	12,571,520
4.88%, 11/01/26 (Call 11/01/21)(a)(b)	10,708	11,109,550
Pilgrim’s Pride Corp.
5.75%, 03/15/25 (Call 03/15/20)(a)(b)	14,821	15,070,993
5.88%, 09/30/27 (Call 09/30/22)(a)(b)	12,856	13,338,100
Post Holdings Inc.
4.63%, 04/15/30 (Call 04/15/25)(a)	10,950	10,781,918
5.00%, 08/15/26 (Call 08/15/21)(a)	26,780	27,288,820
5.50%, 03/01/25 (Call 03/01/20)(a)(b)	20,169	20,999,660
5.50%, 12/15/29 (Call 12/15/24)(a)	15,052	15,616,450
5.63%, 01/15/28 (Call 12/01/22)(a)(b)	13,791	14,340,985
5.75%, 03/01/27 (Call 03/01/22)(a)(b)	23,246	24,202,805

		381,880,625

Food Service — 0.2%
Aramark Services Inc.
4.75%, 06/01/26 (Call 06/01/21)(b)	5,147	5,303,366
5.00%, 04/01/25 (Call 04/01/20)(a)(b)	8,626	8,901,853
5.00%, 02/01/28 (Call 02/01/23)(a)(b)	17,272	18,049,240

		32,254,459

Forest Products & Paper — 0.1%
Mercer International Inc., 7.38%, 01/15/25 (Call 01/15/21)(b)	8,186	8,288,325

2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (continued) February 29, 2020	iShares® iBoxx $ High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Gas — 0.3%
AmeriGas Partners LP/AmeriGas Finance Corp.
5.50%, 05/20/25 (Call 02/20/25)(b)	$9,332	$9,518,827
5.63%, 05/20/24 (Call 03/20/24)	10,069	10,468,739
5.75%, 05/20/27 (Call 02/20/27)(b)	8,949	9,358,864
5.88%, 08/20/26 (Call 05/20/26)(b)	10,732	11,208,429

		40,554,859

Hand & Machine Tools — 0.1%
Colfax Corp.
6.00%, 02/15/24 (Call 02/15/21)(a)(b)	6,747	6,988,070
6.38%, 02/15/26 (Call 02/15/22)(a)(b)	6,073	6,438,329

		13,426,399

Health Care – Products — 0.6%
Avantor Inc.
6.00%, 10/01/24 (Call 10/01/20)(a)(b)	21,728	22,868,720
9.00%, 10/01/25 (Call 10/01/20)(a)	31,811	34,753,518
Hologic Inc.
4.38%, 10/15/25 (Call 10/15/20)(a)(b)	13,509	13,769,363
4.63%, 02/01/28 (Call 02/01/23)(a)(b)	4,814	5,028,123
Ortho-Clinical Diagnostics Inc./Ortho-Clinical Diagnostics SA, 6.63%, 05/15/22 (Call 03/30/20)(a)(b)	2,947	2,924,013

		79,343,737

Health Care – Services — 8.0%
Acadia Healthcare Co. Inc., 5.63%, 02/15/23 (Call 02/15/21)	8,475	8,538,563
Centene Corp.
3.38%, 02/15/30 (Call 02/15/25)(a)	16,665	16,631,337
4.25%, 12/15/27 (Call 12/15/22)(a)	31,741	32,732,906
4.63%, 12/15/29 (Call 12/15/24)(a)	52,404	56,074,900
4.75%, 05/15/22 (Call 05/15/20)	20,334	20,576,991
4.75%, 01/15/25 (Call 01/15/21)(b)	22,883	23,461,940
4.75%, 01/15/25 (Call 01/15/21)(a)	3,059	3,136,393
5.25%, 04/01/25 (Call 04/01/20)(a)(b)	25,937	26,812,374
5.38%, 06/01/26 (Call 06/01/21)(a)(b)	39,029	41,089,731
5.38%, 08/15/26 (Call 08/15/21)(a)(b)	15,033	15,859,815
6.13%, 02/15/24 (Call 02/15/21)	13,759	14,181,401
Charles River Laboratories International Inc.
4.25%, 05/01/28 (Call 05/01/23)(a)	7,222	7,357,413
5.50%, 04/01/26 (Call 04/01/21)(a)(b)	7,041	7,426,988
CHS/Community Health Systems Inc.
6.25%, 03/31/23 (Call 03/31/20)(b)	46,052	45,807,924
6.63%, 02/15/25 (Call 02/15/22)(a)	12,316	12,545,847
6.88%, 04/01/28 (Call 04/01/23)(a)	36,731	20,934,947
8.00%, 03/15/26 (Call 03/15/22)(a)	29,587	30,569,288
8.00%, 12/15/27 (Call 12/15/22)(a)	14,808	15,138,095
8.13%, 06/30/24 (Call 06/30/21)(a)(b)	18,377	16,909,688
8.63%, 01/15/24 (Call 01/15/21)(a)	14,526	15,184,729
9.88%, 06/30/23 (Call 06/30/20)(a)(e)	25,390	24,160,108
DaVita Inc.
5.00%, 05/01/25 (Call 05/01/20)(b)	21,361	21,724,137
5.13%, 07/15/24 (Call 07/15/20)(b)	26,797	27,131,963
Encompass Health Corp.
4.50%, 02/01/28 (Call 02/01/23)	7,076	7,174,003
4.75%, 02/01/30 (Call 02/01/25)(b)	7,323	7,577,474
5.75%, 11/01/24 (Call 11/01/20)	9,027	9,110,500
Envision Healthcare Corp., 8.75%, 10/15/26 (Call 10/15/21)(a)(b)	18,184	9,682,980
HCA Healthcare Inc., 6.25%, 02/15/21	13,587	14,101,268

Security	Par (000)	Value

Health Care – Services (continued)
HCA Inc.
3.50%, 09/01/30 (Call 03/01/30)	$31,875	$31,234,312
5.38%, 02/01/25	42,504	46,988,172
5.38%, 09/01/26 (Call 03/01/26)(b)	16,007	17,788,049
5.63%, 09/01/28 (Call 03/01/28)(b)	22,689	25,719,456
5.88%, 05/01/23(b)	19,758	21,609,943
5.88%, 02/15/26 (Call 08/15/25)(b)	24,071	27,200,230
5.88%, 02/01/29 (Call 08/01/28)	14,719	17,037,243
7.50%, 02/15/22	38,884	42,925,992
LifePoint Health Inc., 4.38%, 02/15/27 (Call 02/15/22)(a)	3,930	3,876,388
MEDNAX Inc.
5.25%, 12/01/23 (Call 12/01/20)(a)(b)	10,500	10,270,418
6.25%, 01/15/27 (Call 01/15/22)(a)(b)	15,253	14,681,013
Molina Healthcare Inc., 5.38%, 11/15/22 (Call 08/15/22)(b)	9,520	9,929,646
RegionalCare Hospital Partners Holdings Inc./LifePoint Health Inc., 9.75%, 12/01/26 (Call 12/01/21)(a)(b)	23,831	25,504,134
Select Medical Corp., 6.25%, 08/15/26 (Call 08/15/22)(a)(b)	16,437	17,537,457
Tenet Healthcare Corp.
4.63%, 07/15/24 (Call 07/15/20)	28,221	28,573,762
4.63%, 09/01/24 (Call 09/01/21)(a)(b)	8,296	8,430,810
4.88%, 01/01/26 (Call 03/01/22)(a)(b)	32,089	32,690,669
5.13%, 05/01/25 (Call 05/01/20)(b)	20,288	20,440,160
5.13%, 11/01/27 (Call 11/01/22)(a)	22,942	23,831,003
6.25%, 02/01/27 (Call 02/01/22)(a)(b)	21,423	22,494,150
6.75%, 06/15/23(b)	28,203	30,273,334
7.00%, 08/01/25 (Call 08/01/20)(b)	5,903	6,077,630
8.13%, 04/01/22(b)	41,928	45,426,892

		1,082,174,566

Holding Companies – Diversified — 0.6%
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
4.75%, 09/15/24 (Call 06/15/24)(a)(b)	14,240	14,524,800
5.25%, 05/15/27 (Call 11/15/26)(a)(b)	16,018	16,098,090
6.25%, 02/01/22 (Call 02/01/21)(b)	16,492	16,774,343
6.25%, 05/15/26 (Call 05/15/22)	19,596	20,112,551
6.38%, 12/15/25 (Call 12/15/20)(b)	11,569	11,975,753
6.75%, 02/01/24 (Call 02/01/21)	6,529	6,773,838

		86,259,375

Home Builders – 1.6%
Brookfield Residential Properties Inc./Brookfield Residential U.S. Corp.
4.88%, 02/15/30 (Call 02/15/25)(a)	7,380	7,345,314
6.13%, 07/01/22 (Call 07/01/20)(a)	8,596	8,719,353
6.25%, 09/15/27 (Call 09/15/22)(a)(b)	7,198	7,413,940
KB Home, 7.00%, 12/15/21 (Call 09/15/21)	5,666	6,013,042
Lennar Corp.
4.13%, 01/15/22 (Call 10/15/21)	8,254	8,450,032
4.50%, 04/30/24 (Call 01/30/24)(b)	9,112	9,704,280
4.75%, 04/01/21 (Call 02/01/21)	5,534	5,623,928
4.75%, 11/15/22 (Call 08/15/22)(b)	7,508	7,864,630
4.75%, 05/30/25 (Call 02/28/25)(b)	6,229	6,710,502
4.75%, 11/29/27 (Call 05/29/27)(b)	15,501	17,056,835
4.88%, 12/15/23 (Call 09/15/23)	5,206	5,563,913
5.88%, 11/15/24 (Call 05/15/24)(b)	5,649	6,305,696
Mattamy Group Corp.
4.63%, 03/01/30 (Call 03/01/25)(a)	6,145	5,961,695
5.25%, 12/15/27 (Call 12/15/22)(a)(b)	7,000	7,296,450

SCHEDULES OF INVESTMENTS

Schedule of Investments (continued) February 29, 2020	iShares® iBoxx $ High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Home Builders (continued)
6.50%, 10/01/25 (Call 10/01/20)(a)(b)	$8,179	$8,798,886
Meritage Homes Corp., 6.00%, 06/01/25 (Call 03/01/25)	5,530	6,228,162
PulteGroup Inc.
4.25%, 03/01/21 (Call 02/01/21)	4,922	4,983,525
5.00%, 01/15/27 (Call 10/15/26)	8,275	9,108,921
5.50%, 03/01/26 (Call 12/01/25)(b)	11,855	13,067,026
Taylor Morrison Communities Inc.
5.75%, 01/15/28 (Call 10/15/27)(a)	5,792	6,390,053
5.88%, 01/31/25 (Call 01/31/21)(a)	10,367	10,619,747
5.88%, 06/15/27 (Call 03/15/27)(a)(b)	7,206	8,070,977
Toll Brothers Finance Corp.
3.80%, 11/01/29 (Call 08/01/29)(b)	7,450	7,532,775
4.35%, 02/15/28 (Call 11/15/27)(b)	5,888	6,216,079
4.38%, 04/15/23 (Call 01/15/23)(b)	5,076	5,305,898
4.88%, 03/15/27 (Call 12/15/26)(b)	6,090	6,643,825
5.88%, 02/15/22 (Call 11/15/21)	4,441	4,668,498
TRI Pointe Group Inc./TRI Pointe Homes Inc., 5.88%, 06/15/24(b)	5,623	6,093,926

		213,757,908

Home Furnishings — 0.1%
Tempur Sealy International Inc.
5.50%, 06/15/26 (Call 06/15/21)(b)	8,039	8,410,804
5.63%, 10/15/23 (Call 10/15/20)(b)	4,556	4,642,287

		13,053,091

Household Products & Wares — 0.2%
Prestige Brands Inc.
5.13%, 01/15/28 (Call 01/15/23)(a)(b)	6,075	6,272,438
6.38%, 03/01/24 (Call 03/01/20)(a)(b)	9,696	10,011,120
Spectrum Brands Inc., 5.75%, 07/15/25 (Call 07/15/20)(b)	14,179	14,568,922

		30,852,480

Insurance — 0.5%
Acrisure LLC/Acrisure Finance Inc.
7.00%, 11/15/25 (Call 11/15/20)(a)	14,780	14,356,553
8.13%, 02/15/24 (Call 02/15/21)(a)(b)	12,445	13,191,700
10.13%, 08/01/26 (Call 08/01/22)(a)(b)	5,733	6,191,640
Genworth Holdings Inc., 7.63%, 09/24/21	7,956	8,173,915
HUB International Ltd., 7.00%, 05/01/26 (Call 05/01/21)(a)(b)	20,038	20,313,522

		62,227,330

Internet — 2.7%
Match Group Inc.
4.13%, 08/01/30 (Call 05/01/25)(a)	8,350	8,183,000
5.00%, 12/15/27 (Call 12/15/22)(a)(b)	5,922	6,174,385
6.38%, 06/01/24 (Call 06/01/20)	4,744	4,914,547
Netflix Inc.
4.38%, 11/15/26(b)	14,074	14,732,624
4.88%, 04/15/28(b)	23,553	24,795,656
4.88%, 06/15/30 (Call 03/15/30)(a)(b)	16,419	17,189,325
5.38%, 02/01/21	3,030	3,090,600
5.38%, 11/15/29(a)(b)	13,472	14,623,385
5.50%, 02/15/22	9,694	10,147,679
5.75%, 03/01/24(b)	5,307	5,836,795
5.88%, 02/15/25(b)	10,992	12,246,874
5.88%, 11/15/28(b)	27,545	30,934,412
6.38%, 05/15/29	11,457	13,148,053
NortonLife Lock Inc.
3.95%, 06/15/22 (Call 03/15/22)(b)	4,801	4,881,108

Security	Par (000)	Value

Internet (continued)
5.00%, 04/15/25 (Call 04/15/20)(a)(b)	$15,999	$16,142,991
Photo Holdings Merger Sub Inc., 8.50%, 10/01/26 (Call 10/01/22)(a)(b)	12,517	11,892,777
Uber Technologies Inc.
7.50%, 11/01/23 (Call 11/01/20)(a)	7,148	7,458,864
7.50%, 09/15/27 (Call 09/15/22)(a)	18,295	19,072,538
8.00%, 11/01/26 (Call 11/01/21)(a)	21,677	22,571,176
VeriSign Inc.
4.63%, 05/01/23 (Call 05/01/20)(b)	9,414	9,495,431
4.75%, 07/15/27 (Call 07/15/22)(b)	7,538	7,852,184
5.25%, 04/01/25 (Call 01/01/25)(b)	6,817	7,389,628
Zayo Group LLC/Zayo Capital Inc.
5.75%, 01/15/27 (Call 01/15/22)(a)	36,269	37,039,716
6.00%, 04/01/23 (Call 04/01/20)	28,563	29,143,186
6.38%, 05/15/25 (Call 05/15/20)	18,838	19,279,516

		358,236,450

Iron & Steel — 0.4%
AK Steel Corp., 7.63%, 10/01/21 (Call 03/30/20)(b)	4,464	4,471,971
Allegheny Technologies Inc., 7.88%, 08/15/23 (Call 05/15/23)(b)	8,363	8,865,365
Cleveland-Cliffs Inc.
4.88%, 01/15/24 (Call 01/15/21)(a)(b)	4,680	4,485,488
5.75%, 03/01/25 (Call 03/01/20)(b)	10,327	9,405,315
5.88%, 06/01/27 (Call 06/01/22)(a)(b)	10,536	8,871,523
U.S. Steel Corp.
6.25%, 03/15/26 (Call 03/15/21)(b)	10,467	8,465,186
6.88%, 08/15/25 (Call 08/15/20)(b)	11,002	9,502,978

		54,067,826

Leisure Time — 0.2%
Sabre GLBL Inc.
5.25%, 11/15/23 (Call 11/15/20)(a)	5,619	5,620,124
5.38%, 04/15/23 (Call 04/15/20)(a)(b)	7,668	7,668,000
Viking Cruises Ltd., 5.88%, 09/15/27 (Call 09/15/22)(a)(b)	12,369	11,023,871
VOC Escrow Ltd., 5.00%, 02/15/28 (Call 02/15/23)(a)(b)	9,333	8,353,035

		32,665,030

Lodging — 2.2%
Boyd Gaming Corp.
4.75%, 12/01/27 (Call 12/01/22)(a)(b)	15,225	15,074,729
6.00%, 08/15/26 (Call 08/15/21)(b)	9,448	9,764,004
6.38%, 04/01/26 (Call 04/01/21)(b)	11,270	11,793,368
Diamond Resorts International Inc.
7.75%, 09/01/23 (Call 09/01/20)(a)(b)	7,450	7,450,000
10.75%, 09/01/24 (Call 09/01/20)(a)(b)	9,123	9,157,211
Hilton Domestic Operating Co. Inc.
4.25%, 09/01/24 (Call 09/01/20)	14,417	14,489,085
4.88%, 01/15/30 (Call 01/15/25)(b)	15,146	15,695,043
5.13%, 05/01/26 (Call 05/01/21)(b)	23,100	23,713,305
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.
4.63%, 04/01/25 (Call 04/01/20)(b)	11,433	11,475,874
4.88%, 04/01/27 (Call 04/01/22)(b)	8,431	8,622,015
Marriott Ownership Resorts Inc./ILG LLC, 6.50%, 09/15/26 (Call 09/15/21)(b)	8,593	9,226,734
MGM Resorts International
4.63%, 09/01/26 (Call 06/01/26)(b)	8,922	9,346,555
5.50%, 04/15/27 (Call 01/15/27)	18,306	19,884,892
5.75%, 06/15/25 (Call 03/15/25)(b)	18,320	20,197,479
6.00%, 03/15/23(b)	17,401	18,757,789

2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (continued) February 29, 2020	iShares® iBoxx $ High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Lodging (continued)
7.75%, 03/15/22	$12,942	$14,139,135
Station Casinos LLC, 4.50%, 02/15/28 (Call 02/15/23)(a)	8,175	7,776,469
Wyndham Destinations Inc.
3.90%, 03/01/23 (Call 12/01/22)	6,279	6,267,698
4.25%, 03/01/22 (Call 12/01/21)	7,178	7,151,083
5.75%, 04/01/27 (Call 01/01/27)	7,376	7,797,907
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
4.25%, 05/30/23 (Call 02/28/23)(a)(b)	6,309	6,324,773
5.25%, 05/15/27 (Call 02/15/27)(a)(b)	12,008	11,647,760
5.50%, 03/01/25 (Call 12/01/24)(a)(b)	29,849	29,289,331

		295,042,239

Machinery — 0.2%
Titan Acquisition Ltd./Titan Co-Borrower LLC, 7.75%, 04/15/26 (Call 04/15/21)(a)	9,320	8,854,000
Vertiv Group Corp., 9.25%, 10/15/24 (Call 10/15/20)(a)	17,027	18,205,030

		27,059,030

Manufacturing — 0.2%
Foxtrot Escrow Issuer LLC/Foxtrot Escrow Corp., 12.25%, 11/15/26 (Call 11/15/22)(a)(b)	12,342	12,619,695
FXI Holdings Inc., 7.88%, 11/01/24 (Call 11/01/20)(a)	8,099	7,618,122

		20,237,817

Media — 11.5%
Altice Financing SA
5.00%, 01/15/28 (Call 01/15/23)(a)(b)	19,048	18,517,513
7.50%, 05/15/26 (Call 05/15/21)(a)(b)	39,905	42,448,944
Altice Luxembourg SA, 7.63%, 02/15/25 (Call 02/15/21)(a)(b)	12,335	12,811,769
AMC Networks Inc.
4.75%, 12/15/22 (Call 12/15/20)	12,295	12,379,528
4.75%, 08/01/25 (Call 08/01/21)(b)	10,513	10,478,307
5.00%, 04/01/24 (Call 04/01/20)(b)	15,444	15,540,525
CCO Holdings LLC/CCO Holdings Capital Corp.
4.00%, 03/01/23 (Call 11/01/20)(a)(b)	6,386	6,431,979
4.50%, 08/15/30 (Call 02/15/25)(a)	11,285	11,422,522
4.75%, 03/01/30 (Call 09/01/24)(a)(b)	57,588	59,092,964
5.00%, 02/01/28 (Call 08/01/22)(a)(b)	36,341	37,794,640
5.13%, 02/15/23 (Call 02/15/21)	17,986	18,118,197
5.13%, 05/01/23 (Call 05/01/20)(a)(b)	17,130	17,373,246
5.13%, 05/01/27 (Call 05/01/22)(a)(b)	51,174	53,220,960
5.25%, 09/30/22 (Call 09/30/20)	17,920	18,116,224
5.38%, 05/01/25 (Call 05/01/20)(a)(b)	10,109	10,388,008
5.38%, 06/01/29 (Call 06/01/24)(a)(b)	22,118	23,555,670
5.50%, 05/01/26 (Call 05/01/21)(a)	22,667	23,602,014
5.75%, 09/01/23 (Call 03/01/20)(b)	9,120	9,206,640
5.75%, 02/15/26 (Call 02/15/21)(a)(b)	38,225	39,742,532
5.88%, 04/01/24 (Call 04/01/20)(a)	25,999	26,706,173
5.88%, 05/01/27 (Call 05/01/21)(a)(b)	11,539	12,029,408
Clear Channel Worldwide Holdings Inc.
5.13%, 08/15/27 (Call 08/15/22)(a)(b)	17,878	17,895,419
9.25%, 02/15/24 (Call 02/15/21)(a)(b)	29,665	31,519,062
CSC Holdings LLC
5.25%, 06/01/24(b)	11,508	12,450,978
5.38%, 07/15/23 (Call 07/15/20)(a)	14,835	15,145,793
5.38%, 02/01/28 (Call 02/01/23)(a)(b)	13,734	14,339,308
5.50%, 05/15/26 (Call 05/15/21)(a)	20,705	21,455,556
5.50%, 04/15/27 (Call 04/15/22)(a)(b)	19,193	20,188,637
5.75%, 01/15/30 (Call 01/15/25)(a)	34,176	36,271,987
6.50%, 02/01/29 (Call 02/01/24)(a)(b)	26,085	28,986,956

Security	Par (000)	Value

Media (continued)
6.63%, 10/15/25 (Call 10/15/20)(a)(b)	$11,781	$12,355,324
6.75%, 11/15/21(b)	16,035	17,030,509
7.50%, 04/01/28 (Call 04/01/23)(a)(b)	14,917	16,705,474
7.75%, 07/15/25 (Call 07/15/20)(a)(b)	8,814	9,273,981
10.88%, 10/15/25 (Call 10/15/20)(a)	26,228	28,777,362
Diamond Sports Group LLC/Diamond Sports Finance Co.
5.38%, 08/15/26 (Call 08/15/22)(a)	46,006	42,325,520
6.63%, 08/15/27 (Call 08/15/22)(a)(b)	27,302	21,930,525
DISH DBS Corp.
5.00%, 03/15/23(b)	22,607	23,115,657
5.88%, 07/15/22	29,363	30,638,822
5.88%, 11/15/24(b)	29,539	30,316,910
6.75%, 06/01/21	31,678	32,882,081
7.75%, 07/01/26(b)	30,692	32,978,554
Gray Television Inc.
5.13%, 10/15/24 (Call 10/15/20)(a)(b)	6,464	6,625,600
5.88%, 07/15/26 (Call 07/15/21)(a)(b)	9,690	9,980,700
7.00%, 05/15/27 (Call 05/15/22)(a)(b)	12,209	13,224,667
iHeartCommunications Inc.
4.75%, 01/15/28 (Call 01/15/23)(a)(b)	6,722	6,688,390
5.25%, 08/15/27 (Call 08/15/22)(a)	10,349	10,698,279
6.38%, 05/01/26 (Call 05/01/22)	14,040	15,110,550
8.38%, 05/01/27 (Call 05/01/22)(b)	22,858	24,794,073
LCPR Senior Secured Financing DAC, 6.75%, 10/15/27 (Call 10/15/22)(a)	19,186	20,140,503
Meredith Corp., 6.88%, 02/01/26 (Call 02/01/21)(b)	20,588	20,742,410
Nexstar Broadcasting Inc.
5.63%, 08/01/24 (Call 08/01/20)(a)(b)	11,696	12,029,336
5.63%, 07/15/27 (Call 07/15/22)(a)	26,506	27,466,842
Quebecor Media Inc., 5.75%, 01/15/23(b)	12,153	12,968,543
Sinclair Television Group Inc.
5.13%, 02/15/27 (Call 08/15/21)(a)(b)	5,645	5,558,632
5.50%, 03/01/30 (Call 12/01/24)(a)(b)	7,558	7,461,636
5.63%, 08/01/24 (Call 08/01/20)(a)(b)	11,170	11,390,608
Sirius XM Radio Inc.
3.88%, 08/01/22 (Call 08/01/20)(a)	13,557	13,689,436
4.63%, 05/15/23 (Call 05/15/20)(a)	6,510	6,561,429
4.63%, 07/15/24 (Call 07/15/21)(a)(b)	22,985	23,700,983
5.00%, 08/01/27 (Call 08/01/22)(a)(b)	22,761	23,788,204
5.38%, 04/15/25 (Call 04/15/20)(a)	13,043	13,417,986
5.38%, 07/15/26 (Call 07/15/21)(a)(b)	13,023	13,495,084
5.50%, 07/01/29 (Call 07/01/24)(a)(b)	18,862	20,223,836
TEGNA Inc.
4.63%, 03/15/28 (Call 03/15/23)(a)(b)	15,165	14,703,226
5.00%, 09/15/29 (Call 09/15/24)(a)(b)	16,777	16,567,288
Telenet Finance Luxembourg Note SARL, 5.50%, 03/01/28 (Call 12/01/22)(a)	14,500	15,315,625
Univision Communications Inc.
5.13%, 05/15/23 (Call 05/15/20)(a)(b)	18,695	18,190,235
5.13%, 02/15/25 (Call 02/15/21)(a)(b)	23,085	21,775,707
UPC Holding BV, 5.50%, 01/15/28 (Call 10/15/22)(a)	7,661	7,773,770
ViacomCBS Inc.
5.88%, 02/28/57 (Call 02/28/22)(b)(c)	10,422	10,579,789
6.25%, 02/28/57 (Call 02/28/27)(b)(c)	10,572	11,232,750
Videotron Ltd.
5.00%, 07/15/22	9,966	10,298,615
5.13%, 04/15/27 (Call 04/15/22)(a)(b)	8,188	8,583,890
5.38%, 06/15/24 (Call 03/15/24)(a)(b)	8,590	9,296,012

SCHEDULES OF INVESTMENTS

Schedule of Investments (continued) February 29, 2020	iShares® iBoxx $ High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Media (continued)
Virgin Media Finance PLC, 6.00%, 10/15/24 (Call 10/15/20)(a)(b)	$6,450	$6,598,746
Virgin Media Secured Finance PLC
5.50%, 08/15/26 (Call 08/15/21)(a)(b)	11,924	12,263,148
5.50%, 05/15/29 (Call 05/15/24)(a)	20,547	21,009,307
Ziggo Bond Co. BV
5.13%, 02/28/30 (Call 02/15/25)(a)(b)	2,145	2,135,004
6.00%, 01/15/27 (Call 01/15/22)(a)(b)	13,695	14,431,106
Ziggo BV
4.88%, 01/15/30 (Call 10/15/24)(a)(b)	7,868	8,140,437
5.50%, 01/15/27 (Call 01/15/22)(a)	38,459	40,206,119

		1,544,420,679

Mining — 1.9%
Alcoa Nederland Holding BV
6.13%, 05/15/28 (Call 05/15/23)(a)(b)	7,371	7,573,703
6.75%, 09/30/24 (Call 09/30/20)(a)(b)	10,874	11,159,443
7.00%, 09/30/26 (Call 09/30/21)(a)(b)	6,116	6,467,670
Constellium SE
5.75%, 05/15/24 (Call 05/15/20)(a)	8,702	8,885,395
5.88%, 02/15/26 (Call 11/15/20)(a)(b)	8,793	8,935,886
6.63%, 03/01/25 (Call 03/01/20)(a)(b)	11,026	11,232,737
FMG Resources August 2006 Pty Ltd.
4.50%, 09/15/27 (Call 06/15/27)(a)(b)	9,254	8,999,515
4.75%, 05/15/22 (Call 02/15/22)(a)(b)	11,533	11,720,411
5.13%, 03/15/23 (Call 12/15/22)(a)(b)	8,443	8,706,844
5.13%, 05/15/24 (Call 02/15/24)(a)(b)	11,189	11,552,642
Freeport-McMoRan Inc.
3.55%, 03/01/22 (Call 12/01/21)	34,394	34,786,092
3.88%, 03/15/23 (Call 12/15/22)	33,174	33,427,781
4.13%, 03/01/28 (Call 03/01/23)	8,650	8,196,740
4.25%, 03/01/30 (Call 03/01/25)	8,650	8,132,730
4.55%, 11/14/24 (Call 08/14/24)(b)	15,384	15,576,300
5.00%, 09/01/27 (Call 09/01/22)(b)	6,637	6,535,454
5.25%, 09/01/29 (Call 09/01/24)(b)	6,982	7,016,910
Novelis Corp.
4.75%, 01/30/30 (Call 01/30/25)(a)(b)	23,031	22,627,957
5.88%, 09/30/26 (Call 09/30/21)(a)(b)	28,687	29,726,904

		261,261,114

Office & Business Equipment — 0.5%
CDW LLC/CDW Finance Corp.
4.25%, 04/01/28 (Call 10/01/22)	8,013	8,156,558
5.00%, 09/01/25 (Call 03/01/20)(b)	11,866	12,255,205
5.50%, 12/01/24 (Call 06/01/24)(b)	7,926	8,745,449
Pitney Bowes Inc.
4.63%, 05/15/22 (Call 04/15/22)	1,799	1,819,239
4.63%, 03/15/24 (Call 12/15/23)(b)	882	840,546
5.20%, 04/01/23 (Call 03/01/23)	3,955	3,890,731
Xerox Corp.
4.13%, 03/15/23 (Call 02/15/23)(b)	13,142	13,437,695
4.50%, 05/15/21(b)	14,700	14,958,720

		64,104,143

Oil & Gas — 6.3%
Aker BP ASA
4.75%, 06/15/24 (Call 06/15/21)(a)	1,039	1,081,241
5.88%, 03/31/25 (Call 03/31/21)(a)	7,989	8,355,535
6.00%, 07/01/22 (Call 07/01/20)(a)(b)	3,954	4,071,024
American Energy- Permian Basin LLC, 12.00%, 10/01/24 (Call 10/01/21)(a)	2,267	1,552,895

Security	Par (000)	Value

Oil &Gas (continued)
Antero Resources Corp.
5.00%, 03/01/25 (Call 03/01/20)(b)	$8,906	$4,546,513
5.13%, 12/01/22 (Call 06/01/20)(b)	11,829	7,215,690
5.38%, 11/01/21 (Call 11/01/20)(b)	13,850	11,421,956
5.63%, 06/01/23 (Call 06/01/20)(b)	11,234	6,066,360
Ascent Resources Utica Holdings LLC/ARU Finance Corp.
7.00%, 11/01/26 (Call 11/01/21)(a)	9,773	5,723,313
10.00%, 04/01/22 (Call 04/01/20)(a)	14,748	12,498,930
California Resources Corp., 8.00%, 12/15/22 (Call 12/15/20)(a)(b)	28,461	6,353,383
Callon Petroleum Co.
6.13%, 10/01/24 (Call 10/01/20)(b)	8,882	7,083,395
6.38%, 07/01/26 (Call 07/01/21)(b)	6,215	4,839,931
Calumet Specialty Products Partners LP/Calumet Finance Corp., 11.00%, 04/15/25 (Call 10/15/21)(a)(b)	7,997	8,436,835
Chesapeake Energy Corp.
7.00%, 10/01/24 (Call 04/01/21)	991	341,637
11.50%, 01/01/25 (Call 01/01/22)(a)(b)	37,401	21,412,072
Citgo Holding Inc., 9.25%, 08/01/24 (Call 08/01/21)(a)	21,410	22,266,400
CNX Resources Corp.
5.88%, 04/15/22 (Call 04/15/20)	13,429	12,356,947
7.25%, 03/14/27 (Call 03/14/22)(a)(b)	7,687	5,686,535
Comstock Resources Inc.
7.50%, 05/15/25 (Call 05/15/20)(a)	11,550	8,543,535
9.75%, 08/15/26 (Call 08/15/21)(b)	10,828	9,048,147
CrownRock LP/CrownRock Finance Inc., 5.63%, 10/15/25 (Call 10/15/20)(a)(b)	17,608	16,947,700
CVR Energy Inc.
5.25%, 02/15/25 (Call 02/15/22)(a)	8,499	7,963,121
5.75%, 02/15/28 (Call 02/15/23)(a)	6,515	6,213,030
Denbury Resources Inc.
7.75%, 02/15/24 (Call 08/15/20)(a)	7,666	4,273,795
9.00%, 05/15/21 (Call 12/15/20)(a)(b)	8,370	7,313,288
9.25%, 03/31/22 (Call 03/31/20)(a)(b)	8,106	6,201,090
Diamond Offshore Drilling Inc., 7.88%, 08/15/25 (Call 05/15/25)	8,036	5,675,425
Endeavor Energy Resources LP/EER Finance Inc.
5.50%, 01/30/26 (Call 01/30/21)(a)	7,037	6,924,549
5.75%, 01/30/28 (Call 01/30/23)(a)(b)	14,906	14,628,748
Extraction Oil &Gas Inc.
5.63%, 02/01/26 (Call 02/01/21)(a)	12,768	4,468,800
7.38%, 05/15/24 (Call 05/15/20)(a)	3,828	1,425,930
Gulfport Energy Corp.
6.00%, 10/15/24 (Call 10/15/20)(b)	10,534	3,553,580
6.38%, 05/15/25 (Call 05/15/20)	6,647	2,185,201
Hilcorp Energy I LP/Hilcorp Finance Co.
5.00%, 12/01/24 (Call 06/01/20)(a)(b)	7,304	5,770,160
5.75%, 10/01/25 (Call 04/01/20)(a)(b)	8,236	6,562,419
6.25%, 11/01/28 (Call 11/01/23)(a)(b)	8,855	6,641,250
Laredo Petroleum Inc.
9.50%, 01/15/25 (Call 01/15/22)	9,970	7,178,400
10.13%, 01/15/28 (Call 01/15/23)(b)	5,675	4,015,942
Matador Resources Co., 5.88%, 09/15/26 (Call 09/15/21)(b)	16,651	14,902,645
MEG Energy Corp.
6.50%, 01/15/25 (Call 01/15/21)(a)	12,812	12,619,820
7.00%, 03/31/24 (Call 09/30/20)(a)(b)	12,679	12,013,352
7.13%, 02/01/27 (Call 02/01/23)(a)	16,940	16,008,300

2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (continued) February 29, 2020	iShares® iBoxx $ High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
Moss Creek Resources Holdings Inc.
7.50%, 01/15/26 (Call 01/15/21)(a)(b)	$10,254	$6,022,687
10.50%, 05/15/27 (Call 05/15/22)(a)(b)	8,459	5,745,071
Murphy Oil Corp.
4.45%, 12/01/22 (Call 09/01/22)	178	181,836
5.75%, 08/15/25 (Call 08/18/20)(b)	6,414	6,222,510
5.88%, 12/01/27 (Call 12/01/22)(b)	8,996	8,789,812
6.88%, 08/15/24 (Call 08/15/20)	9,145	9,138,370
Nabors Industries Inc.
4.63%, 09/15/21(b)	1,496	1,488,520
5.00%, 09/15/20(b)	494	495,235
5.50%, 01/15/23 (Call 11/15/22)(b)	4,437	4,093,133
5.75%, 02/01/25 (Call 11/01/24)(b)	11,073	7,944,877
Nabors Industries Ltd.
7.25%, 01/15/26 (Call 07/15/22)(a)(b)	8,260	7,547,575
7.50%, 01/15/28 (Call 01/15/23)(a)	6,274	5,672,742
Noble Holding International Ltd.
7.88%, 02/01/26 (Call 02/01/21)(a)(b)	12,837	7,949,389
7.95%, 04/01/25 (Call 01/01/25)(b)	4,672	1,792,880
Oasis Petroleum Inc.
6.25%, 05/01/26 (Call 05/01/21)(a)(b)	5,827	3,583,605
6.88%, 03/15/22 (Call 03/30/20)	13,484	10,584,940
Pacific Drilling SA, 8.38%, 10/01/23 (Call 09/01/20)(a)	11,338	8,837,971
Parkland Fuel Corp.
5.88%, 07/15/27 (Call 07/15/22)(a)(b)	7,387	7,608,462
6.00%, 04/01/26 (Call 04/01/21)(a)(b)	6,464	6,690,240
Parsley Energy LLC/Parsley Finance Corp.
4.13%, 02/15/28 (Call 02/15/23)(a)	4,960	4,650,000
5.25%, 08/15/25 (Call 08/15/20)(a)	7,483	7,454,939
5.38%, 01/15/25 (Call 01/15/21)(a)	10,118	10,143,295
5.63%, 10/15/27 (Call 10/15/22)(a)(b)	10,219	10,150,022
6.25%, 06/01/24 (Call 06/01/20)(a)	6,215	6,507,727
PBF Holding Co. LLC/PBF Finance Corp.
6.00%, 02/15/28 (Call 02/15/23)(a)(b)	15,865	15,677,476
7.25%, 06/15/25 (Call 06/15/20)(b)	10,895	11,194,612
PDC Energy Inc.
5.75%, 05/15/26 (Call 05/15/21)(b)	9,264	8,244,960
6.13%, 09/15/24 (Call 09/15/20)(b)	6,045	5,636,358
Puma International Financing SA
5.00%, 01/24/26 (Call 01/24/21)(a)	10,170	9,518,696
5.13%, 10/06/24 (Call 10/06/20)(a)	9,356	9,060,959
QEP Resources Inc.
5.25%, 05/01/23 (Call 02/01/23)(b)	10,248	9,038,736
5.38%, 10/01/22 (Call 07/01/22)	6,991	6,379,288
5.63%, 03/01/26 (Call 12/01/25)(b)	7,843	6,235,185
Range Resources Corp.
4.88%, 05/15/25 (Call 02/15/25)(b)	10,643	6,732,191
5.00%, 08/15/22 (Call 05/15/22)	11,839	9,799,049
5.00%, 03/15/23 (Call 12/15/22)(b)	11,775	8,533,342
9.25%, 02/01/26 (Call 02/01/22)(a)	6,850	4,594,980
Seven Generations Energy Ltd.
5.38%, 09/30/25 (Call 09/30/20)(a)	11,248	10,260,426
6.75%, 05/01/23 (Call 05/01/20)(a)(b)	4,427	4,383,660
6.88%, 06/30/23 (Call 06/30/20)(a)	6,391	6,387,006
SM Energy Co.
5.00%, 01/15/24 (Call 07/15/20)	4,999	3,913,217
5.63%, 06/01/25 (Call 06/01/20)(b)	5,129	3,941,516
6.13%, 11/15/22 (Call 11/15/20)(b)	6,203	5,604,043
6.63%, 01/15/27 (Call 01/15/22)(b)	9,481	7,347,775
6.75%, 09/15/26 (Call 09/15/21)(b)	9,346	7,281,118

Security	Par (000)	Value

Oil & Gas (continued)
Southwestern Energy Co.
6.20%, 01/23/25 (Call 10/23/24)(b)	$11,828	$8,731,193
7.50%, 04/01/26 (Call 04/01/21)(b)	12,405	9,290,207
7.75%, 10/01/27 (Call 10/01/22)(b)	6,083	4,607,873
Sunoco LP/Sunoco Finance Corp.
4.88%, 01/15/23 (Call 01/15/21)(b)	15,092	15,163,687
5.50%, 02/15/26 (Call 02/15/21)(b)	11,009	11,175,236
5.88%, 03/15/28 (Call 03/15/23)(b)	7,333	7,555,282
6.00%, 04/15/27 (Call 04/15/22)(b)	8,220	8,428,856
Transocean Guardian Ltd., 5.88%, 01/15/24 (Call 07/15/21)(a)	10,022	9,923,400
Transocean Inc.
7.25%, 11/01/25 (Call 11/01/21)(a)(b)	10,835	8,911,787
7.50%, 01/15/26 (Call 01/15/21)(a)(b)	9,821	8,188,259
8.00%, 02/01/27 (Call 02/01/23)(a)(b)	12,325	10,286,239
Transocean Pontus Ltd., 6.13%, 08/01/25 (Call 08/01/21)(a)(b)	8,412	8,429,152
Transocean Poseidon Ltd., 6.88%, 02/01/27 (Call 02/01/22)(a)(b)	6,951	7,056,655
Transocean Sentry Ltd., 5.38%, 05/15/23 (Call 05/16/21)(a)(b)	5,722	5,572,570
Valaris PLC
4.88%, 06/01/22 (Call 03/01/22)	8,811	5,727,150
7.75%, 02/01/26 (Call 11/01/25)(b)	15,813	6,285,668
Whiting Petroleum Corp.
5.75%, 03/15/21 (Call 12/15/20)(b)	10,653	6,125,475
6.25%, 04/01/23 (Call 01/01/23)	5,021	2,259,450
6.63%, 01/15/26 (Call 10/15/25)(b)	15,284	5,655,080
WPX Energy Inc.
4.50%, 01/15/30 (Call 01/15/25)(b)	13,490	12,831,351
5.25%, 09/15/24 (Call 06/15/24)(b)	9,550	9,523,737
5.25%, 10/15/27 (Call 09/30/22)(b)	7,701	7,597,037
5.75%, 06/01/26 (Call 06/01/21)	8,093	8,055,368
8.25%, 08/01/23 (Call 06/01/23)	5,655	6,305,325

		845,135,287

Oil &Gas Services — 0.8%
Archrock Partners LP/Archrock Partners Finance Corp.
6.25%, 04/01/28 (Call 04/01/23)(a)	7,915	7,749,709
6.88%, 04/01/27 (Call 04/01/22)(a)(b)	7,895	8,002,411
KCA Deutag UK Finance PLC
9.63%, 04/01/23 (Call 04/01/20)(a)(b)	5,183	3,200,503
9.88%, 04/01/22 (Call 04/01/20)(a)(b)	7,797	4,855,192
SESI LLC
7.13%, 12/15/21 (Call 03/30/20)(a)(b)	15,521	12,751,472
7.75%, 09/15/24 (Call 09/15/20)	6,337	3,073,445
Transocean Phoenix 2 Ltd., 7.75%, 10/15/24 (Call 10/15/20)(a)(b)	3,294	3,368,319
Transocean Proteus Ltd., 6.25%, 12/01/24 (Call 12/01/20)(a)	3,691	3,692,148
USA Compression Partners LP/USA Compression Finance Corp.
6.88%, 04/01/26 (Call 04/01/21)(b)	10,785	10,463,877
6.88%, 09/01/27 (Call 09/01/22)	12,413	12,071,642
Weatherford International Ltd., 11.00%, 12/01/24 (Call 12/01/21)(a)(b)	32,815	31,124,755

		100,353,473

SCHEDULES OF INVESTMENTS

Schedule of Investments (continued) February 29, 2020	iShares® iBoxx $ High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Packaging & Containers — 3.0%
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc.
4.13%, 08/15/26 (Call 08/15/22)(a)(b)	$7,571	$7,552,073
4.25%, 09/15/22 (Call 03/15/20)(a)(b)	10,876	10,933,969
5.25%, 08/15/27 (Call 08/15/22)(a)(b)	11,062	11,269,413
6.00%, 02/15/25 (Call 02/15/21)(a)	25,819	26,916,307
Ball Corp.
4.00%, 11/15/23	15,374	15,921,699
4.88%, 03/15/26 (Call 12/15/25)(b)	11,411	12,573,496
5.00%, 03/15/22	9,520	9,900,800
5.25%, 07/01/25(b)	13,395	14,622,652
Berry Global Inc.
4.50%, 02/15/26 (Call 02/15/21)(a)(b)	6,904	6,813,385
4.88%, 07/15/26 (Call 07/15/22)(a)(b)	19,511	19,895,367
5.13%, 07/15/23 (Call 07/15/20)(b)	9,982	9,995,047
5.50%, 05/15/22 (Call 05/15/20)(b)	6,242	6,270,702
5.63%, 07/15/27 (Call 07/15/22)(a)(b)	6,561	6,823,440
6.00%, 10/15/22 (Call 10/15/20)(b)	746	757,899
Crown Americas LLC/Crown Americas Capital Corp. IV, 4.50%, 01/15/23	14,141	14,374,326
Crown Americas LLC/Crown Americas Capital Corp. V, 4.25%, 09/30/26 (Call 03/31/26)(b)	5,724	5,917,185
Crown Americas LLC/Crown Americas Capital Corp. VI, 4.75%, 02/01/26 (Call 02/01/21)(b)	13,156	13,567,125
Flex Acquisition Co. Inc.
6.88%, 01/15/25 (Call 01/15/21)(a)(b)	9,191	9,016,371
7.88%, 07/15/26 (Call 07/15/21)(a)(b)	8,240	8,314,675
Graphic Packaging International LLC
3.50%, 03/15/28(a)	7,100	7,006,848
4.75%, 04/15/21 (Call 01/15/21)(b)	225	228,802
LABL Escrow Issuer LLC
6.75%, 07/15/26 (Call 07/15/22)(a)	10,548	11,062,215
10.50%, 07/15/27 (Call 07/15/22)(a)(b)	10,025	10,375,875
Mauser Packaging Solutions Holding Co.
5.50%, 04/15/24 (Call 04/15/20)(a)(b)	23,690	23,594,055
7.25%, 04/15/25 (Call 04/15/20)(a)(b)	20,665	20,028,311
Owens-Brockway Glass Container Inc.
5.00%, 01/15/22(a)(b)	7,179	7,386,473
5.88%, 08/15/23(a)(b)	10,535	11,193,964
Reynolds Group Issuer Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu
5.13%, 07/15/23 (Call 07/15/20)(a)	27,388	27,661,880
7.00%, 07/15/24 (Call 07/15/20)(a)(b)	10,117	10,293,505
Sealed Air Corp.
4.00%, 12/01/27 (Call 09/01/27)(a)	7,378	7,359,555
4.88%, 12/01/22 (Call 09/01/22)(a)(b)	5,115	5,334,945
5.13%, 12/01/24 (Call 09/01/24)(a)(b)	6,123	6,562,847
5.25%, 04/01/23 (Call 01/01/23)(a)(b)	5,653	5,970,981
5.50%, 09/15/25 (Call 06/15/25)(a)(b)	4,728	5,136,343
Trivium Packaging Finance BV
5.50%, 08/15/26 (Call 08/15/22)(a)(b)	16,416	17,032,421
8.50%, 08/15/27 (Call 08/15/22)(a)(b)	10,791	11,389,037

		399,053,988

Pharmaceuticals — 4.1%
Bausch Health Americas Inc.
8.50%, 01/31/27 (Call 01/17/22)(a)(b)	26,987	29,685,700
9.25%, 04/01/26 (Call 04/01/22)(a)(b)	22,170	24,853,494
Bausch Health Companies Inc.
5.00%, 01/30/28 (Call 01/30/23)(a)	17,087	16,766,619
5.25%, 01/30/30 (Call 01/30/25)(a)(b)	15,828	15,669,720

Security	Par (000)	Value

Pharmaceuticals (continued)
5.50%, 03/01/23 (Call 03/01/20)(a)(b)	$7,750	$7,763,147
5.50%, 11/01/25 (Call 11/01/20)(a)(b)	29,054	29,978,960
5.75%, 08/15/27 (Call 08/15/22)(a)(b)	7,089	7,540,924
5.88%, 05/15/23 (Call 05/15/20)(a)(b)	345	346,294
6.13%, 04/15/25 (Call 04/15/20)(a)(b)	49,735	50,742,134
6.50%, 03/15/22 (Call 03/15/20)(a)	18,450	18,702,765
7.00%, 03/15/24 (Call 03/15/20)(a)	29,742	30,721,502
7.00%, 01/15/28 (Call 01/15/23)(a)(b)	11,937	12,773,784
7.25%, 05/30/29 (Call 05/30/24)(a)	14,728	16,099,545
9.00%, 12/15/25 (Call 12/15/21)(a)	25,589	28,454,628
Elanco Animal Health Inc.
4.66%, 08/27/21	5,209	5,380,542
5.02%, 08/28/23 (Call 07/28/23)(b)	10,441	11,176,305
5.65%, 08/28/28 (Call 05/28/28)(b)	11,027	12,607,307
Endo Dac/Endo Finance LLC/Endo Finco Inc.
6.00%, 07/15/23 (Call 07/15/20)(a)(b)	21,532	16,995,423
6.00%, 02/01/25 (Call 02/01/21)(a)(b)	15,542	11,967,340
Mallinckrodt International Finance SA/Mallinckrodt CB LLC
5.63%, 10/15/23 (Call 10/15/20)(a)(b)	6,455	3,756,407
5.75%, 08/01/22 (Call 08/01/20)(a)(b)	7,093	5,442,265
Par Pharmaceutical Inc., 7.50%, 04/01/27 (Call 04/01/22)(a)	25,100	26,505,600
Teva Pharmaceutical Finance Netherlands III BV
2.20%, 07/21/21(b)	31,373	30,455,208
2.80%, 07/21/23	45,010	41,915,562
3.15%, 10/01/26(b)	54,538	47,238,361
6.00%, 04/15/24 (Call 01/15/24)	15,036	15,261,540
6.75%, 03/01/28 (Call 12/01/27)(b)	20,119	21,351,289
7.13%, 01/31/25 (Call 10/31/24)(a)(b)	11,991	12,629,470

		552,781,835

Pipelines — 3.1%
Antero Midstream Partners LP/Antero Midstream Finance Corp.
5.38%, 09/15/24 (Call 09/15/20)	7,142	5,429,706
5.75%, 03/01/27 (Call 03/01/22)(a)(b)	10,818	7,332,440
5.75%, 01/15/28 (Call 01/15/23)(a)(b)	9,361	6,365,480
Blue Racer Midstream LLC/Blue Racer Finance Corp., 6.13%, 11/15/22 (Call 11/15/20)(a)(b)	11,588	10,620,981
Buckeye Partners LP
3.95%, 12/01/26 (Call 09/01/26)(b)	2,000	1,910,058
4.13%, 03/01/25 (Call 02/01/25)(a)	5,945	5,945,595
4.15%, 07/01/23 (Call 04/01/23)(b)	539	543,662
4.50%, 03/01/28 (Call 12/01/27)(a)	5,105	4,939,088
6.38%, 01/22/78 (Call 01/22/23)(c)	9,177	7,395,132
Cheniere Energy Partners LP
4.50%, 10/01/29 (Call 10/01/24)(a)(b)	22,811	21,808,913
5.25%, 10/01/25 (Call 10/01/20)(b)	24,153	24,190,739
5.63%, 10/01/26 (Call 10/01/21)(b)	14,755	14,828,775
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.
5.63%, 05/01/27 (Call 05/01/22)(a)	10,152	9,415,980
5.75%, 04/01/25 (Call 04/01/20)(b)	6,438	6,148,290
6.25%, 04/01/23 (Call 04/01/20)	10,183	9,750,732
DCP Midstream Operating LP
3.88%, 03/15/23 (Call 12/15/22)(b)	6,598	6,552,507
4.75%, 09/30/21 (Call 06/30/21)(a)(b)	5,131	5,088,413
5.13%, 05/15/29 (Call 02/15/29)(b)	9,970	9,720,750
5.38%, 07/15/25 (Call 04/15/25)(b)	12,492	13,105,638
5.85%, 05/21/43 (Call 05/21/23)(a)(c)	7,550	6,606,250

2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (continued) February 29, 2020	iShares® iBoxx $ High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
EnLink Midstream Partners LP
4.15%, 06/01/25 (Call 03/01/25)(b)	$10,762	$9,096,042
4.40%, 04/01/24 (Call 01/01/24)	7,856	7,119,500
4.85%, 07/15/26 (Call 04/15/26)(b)	9,315	7,962,870
Genesis Energy LP/Genesis Energy Finance Corp.
6.00%, 05/15/23 (Call 05/15/20)(b)	6,103	5,721,563
6.25%, 05/15/26 (Call 02/15/21)	6,901	5,762,335
6.50%, 10/01/25 (Call 10/01/20)	7,812	6,598,796
7.75%, 02/01/28 (Call 02/01/23)(b)	11,680	10,050,640
Global Partners LP/GLP Finance Corp., 7.00%, 08/01/27 (Call 08/01/22)	6,872	7,107,744
Hess Midstream Operations LP
5.13%, 06/15/28 (Call 06/15/23)(a)(b)	8,140	7,956,850
5.63%, 02/15/26 (Call 02/15/21)(a)(b)	13,153	13,065,401
NGL Energy Partners LP/NGL Energy Finance Corp.
7.50%, 11/01/23 (Call 11/01/20)	9,240	8,547,000
7.50%, 04/15/26 (Call 04/15/22)	7,706	6,742,750
NuStar Logistics LP
5.63%, 04/28/27 (Call 01/28/27)	8,743	8,919,521
6.00%, 06/01/26 (Call 03/01/26)(b)	6,708	7,009,105
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.
4.75%, 10/01/23 (Call 10/01/20)(a)(b)	5,344	5,135,246
5.50%, 09/15/24 (Call 09/15/20)(a)(b)	9,395	8,739,229
5.50%, 01/15/28 (Call 01/15/23)(a)(b)	12,713	11,317,113
6.00%, 03/01/27 (Call 03/01/23)(a)(b)	6,970	6,612,787
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.25%, 11/15/23 (Call 05/15/20)(b)	6,966	6,859,420
5.00%, 01/15/28 (Call 01/15/23)(b)	12,473	12,344,528
5.13%, 02/01/25 (Call 02/01/21)	6,025	6,070,188
5.25%, 05/01/23 (Call 11/01/20)(b)	7,159	7,171,748
5.38%, 02/01/27 (Call 02/01/22)(b)	7,160	7,195,800
5.50%, 03/01/30 (Call 03/01/25)(a)(b)	16,360	16,339,550
5.88%, 04/15/26 (Call 04/15/21)(b)	14,465	14,700,056
6.50%, 07/15/27 (Call 07/15/22)(b)	9,956	10,366,685
6.75%, 03/15/24 (Call 09/15/20)(b)	8,871	9,037,331
6.88%, 01/15/29 (Call 01/15/24)(b)	10,485	11,310,694

		422,559,621

Real Estate — 0.4%
Howard Hughes Corp. (The), 5.38%, 03/15/25 (Call 03/15/20)(a)(b)	14,707	15,056,291
Kennedy-Wilson Inc., 5.88%, 04/01/24 (Call 04/01/20)(b)	16,258	16,565,377
Realogy Group LLC/Realogy Co-Issuer Corp.
4.88%, 06/01/23 (Call 03/01/23)(a)(b)	4,976	4,935,570
5.25%, 12/01/21 (Call 12/01/20)(a)(b)	7,024	7,050,340
9.38%, 04/01/27 (Call 04/01/22)(a)	8,299	8,506,475

		52,114,053

Real Estate Investment Trusts — 3.4%
Brookfield Property REIT Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LL, 5.75%, 05/15/26 (Call 05/15/22)(a)	16,415	16,230,331
CBL & Associates LP
5.25%, 12/01/23 (Call 09/01/23)	5,013	2,517,905
5.95%, 12/15/26 (Call 09/15/26)(b)	10,772	4,362,660
Diversified Healthcare Trust, 4.75%, 02/15/28 (Call 08/15/27)(b)	8,282	8,668,863
Equinix Inc., 5.38%, 05/15/27 (Call 05/15/22)	122	131,370

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
ESH Hospitality Inc.
4.63%, 10/01/27 (Call 10/01/22)(a)(b)	$10,839	$10,540,927
5.25%, 05/01/25 (Call 05/01/20)(a)(b)	18,480	18,618,600
Iron Mountain Inc.
4.38%, 06/01/21 (Call 06/01/20)(a)(b)	5,505	5,495,426
4.88%, 09/15/27 (Call 09/15/22)(a)(b)	14,693	14,839,930
4.88%, 09/15/29 (Call 09/15/24)(a)(b)	14,540	14,380,060
5.25%, 03/15/28 (Call 12/27/22)(a)(b)	12,037	12,461,906
5.75%, 08/15/24 (Call 08/15/20)(b)	14,993	15,105,447
6.00%, 08/15/23 (Call 08/15/20)	8,486	8,655,720
iStar Inc.
4.25%, 08/01/25 (Call 05/01/25)	8,095	7,992,194
4.75%, 10/01/24 (Call 07/01/24)(b)	10,411	10,655,763
5.25%, 09/15/22 (Call 09/15/20)	6,092	6,198,610
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
4.25%, 02/01/27 (Call 02/01/23)(a)	11,566	10,960,173
5.25%, 03/15/22 (Call 09/15/21)(a)	7,395	7,545,451
5.25%, 10/01/25 (Call 10/01/20)(a)	4,917	4,998,539
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer Inc.
4.50%, 09/01/26 (Call 06/01/26)(b)	7,768	8,127,270
5.63%, 05/01/24 (Call 02/01/24)(b)	14,320	15,501,400
5.75%, 02/01/27 (Call 11/01/26)	11,902	13,032,690
MPT Operating Partnership LP/MPT Finance Corp.
4.63%, 08/01/29 (Call 08/01/24)(b)	12,899	13,576,197
5.00%, 10/15/27 (Call 09/07/22)(b)	21,052	22,020,603
5.25%, 08/01/26 (Call 08/01/21)(b)	6,102	6,361,335
6.38%, 03/01/24 (Call 03/01/20)(b)	8,777	9,062,252
Ryman Hospitality Properties Inc., 4.75%, 10/15/27 (Call 10/15/22)(a)(b)	9,957	10,079,268
SBA Communications Corp.
3.88%, 02/15/27 (Call 02/15/23)(a)	9,275	9,471,089
4.00%, 10/01/22 (Call 10/01/20)(b)	13,237	13,411,818
4.88%, 09/01/24 (Call 09/01/20)(b)	22,432	23,034,972
Starwood Property Trust Inc.
3.63%, 02/01/21 (Call 11/01/20)	4,254	4,222,095
4.75%, 03/15/25 (Call 09/15/24)(b)	7,075	7,263,667
5.00%, 12/15/21 (Call 09/15/21)(b)	8,624	8,640,170
Uniti Group LP/Uniti Fiber Holdings Inc./CSL Capital LLC
7.13%, 12/15/24 (Call 12/15/20)(a)(b)	9,586	8,646,872
7.88%, 02/15/25 (Call 02/15/22)(a)	18,350	18,946,375
Uniti Group LP/Uniti Group Finance Inc./CSL Capital LLC
6.00%, 04/15/23 (Call 04/15/20)(a)(b)	9,888	9,739,371
8.25%, 10/15/23 (Call 04/15/20)(b)	19,212	17,867,160
VICI Properties LP/VICI Note Co. Inc.
3.50%, 02/15/25 (Call 02/15/22)(a)	6,000	6,009,300
3.75%, 02/15/27 (Call 02/15/23)(a)	5,015	4,987,576
4.13%, 08/15/30 (Call 02/15/25)(a)	9,565	9,517,175
4.25%, 12/01/26 (Call 12/01/22)(a)(b)	23,335	23,512,346
4.63%, 12/01/29 (Call 12/01/24)(a)	18,098	18,720,119
Washington Prime Group LP, 6.45%, 08/15/24 (Call 06/15/24)	90	74,025

		462,185,020

Retail — 3.7%
1011778 BC ULC/New Red Finance Inc.
3.88%, 01/15/28 (Call 09/15/22)(a)	9,532	9,472,425
4.25%, 05/15/24 (Call 05/15/20)(a)	22,247	22,334,653

SCHEDULES OF INVESTMENTS

Schedule of Investments (continued) February 29, 2020	iShares® iBoxx $ High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Retail (continued)
4.38%, 01/15/28 (Call 11/15/22)(a)(b)	$11,304	$11,330,169
5.00%, 10/15/25 (Call 10/15/20)(a)	47,932	48,305,870
Asbury Automotive Group Inc.
4.50%, 03/01/28 (Call 03/01/23)(a)	1,800	1,799,100
4.75%, 03/01/30 (Call 03/01/25)(a)	6,800	6,808,500
Beacon Roofing Supply Inc., 4.88%, 11/01/25 (Call 11/01/20)(a)(b)	20,447	19,859,149
eG Global Finance PLC
6.75%, 02/07/25 (Call 05/15/21)(a)	13,963	13,681,559
8.50%, 10/30/25 (Call 10/30/21)(a)	8,101	8,341,600
Ferrellgas LP/Ferrellgas Finance Corp.
6.50%, 05/01/21 (Call 03/30/20)(b)	7,043	6,039,372
6.75%, 01/15/22 (Call 03/30/20)(b)	7,819	6,567,960
6.75%, 06/15/23 (Call 06/15/20)(b)	7,608	6,362,190
Golden Nugget Inc.
6.75%, 10/15/24 (Call 10/15/20)(a)	19,815	19,462,170
8.75%, 10/01/25 (Call 10/01/20)(a)(b)	10,066	10,091,165
JC Penney Corp. Inc.
5.88%, 07/01/23 (Call 07/01/20)(a)	6,680	5,502,650
8.63%, 03/15/25 (Call 03/15/21)(a)(b)	6,363	3,499,650
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC
4.75%, 06/01/27 (Call 06/01/22)(a)(b)	11,943	12,211,717
5.00%, 06/01/24 (Call 06/01/20)(a)	17,365	17,595,454
5.25%, 06/01/26 (Call 06/01/21)(a)(b)	16,889	17,311,394
L Brands Inc.
5.25%, 02/01/28(b)	8,073	7,812,091
5.63%, 02/15/22	11,328	11,899,434
5.63%, 10/15/23	5,231	5,636,403
6.63%, 04/01/21	5,946	6,182,750
7.50%, 06/15/29 (Call 06/15/24)(b)	7,474	7,885,070
Neiman Marcus Group Ltd. LLC/Neiman Marcus Group LLC/Mariposa Borrower/NMG
8.00%, 10/25/24 (Call 03/30/20)(a)	9,568	2,827,852
8.75%, 10/25/24 (Call 03/30/20)(a)(b)	5,429	1,633,548
Penske Automotive Group Inc.
5.50%, 05/15/26 (Call 05/15/21)(b)	6,761	6,988,248
5.75%, 10/01/22 (Call 10/01/20)(b)	7,191	7,287,180
PetSmart Inc.
5.88%, 06/01/25 (Call 06/01/20)(a)	21,001	21,133,306
7.13%, 03/15/23 (Call 03/15/20)(a)	28,056	27,459,810
8.88%, 06/01/25 (Call 06/01/20)(a)	9,578	9,563,872
QVC Inc.
4.38%, 03/15/23	12,148	12,626,428
4.45%, 02/15/25 (Call 11/15/24)	9,613	9,823,885
4.75%, 02/15/27 (Call 11/15/26)	8,490	8,372,413
4.85%, 04/01/24	10,295	10,798,855
5.13%, 07/02/22	6,054	6,387,071
Rite Aid Corp.
6.13%, 04/01/23 (Call 04/01/20)(a)	21,699	19,881,709
7.50%, 07/01/25 (Call 07/01/22)(a)	6,980	6,982,909
Staples Inc.
7.50%, 04/15/26 (Call 04/15/22)(a)(b)	28,802	28,774,998
10.75%, 04/15/27 (Call 04/15/22)(a)(b)	15,742	15,318,934
Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.50%, 06/01/24 (Call 06/01/20)(b)	6,786	6,718,140
Yum! Brands Inc., 4.75%, 01/15/30 (Call 10/15/29)(a)(b)	12,373	12,838,349

		501,410,002

Security	Par (000)	Value

Semiconductors — 0.2%
Qorvo Inc.
4.38%, 10/15/29 (Call 10/15/24)(a)(b)	$7,945	$8,183,747
5.50%, 07/15/26 (Call 07/15/21)(b)	12,015	12,437,568
Sensata Technologies UK Financing Co. PLC, 6.25%, 02/15/26 (Call 02/15/21)(a)(b)	9,717	10,149,406

		30,770,721

Software — 2.5%
CDK Global Inc.
4.88%, 06/01/27 (Call 06/01/22)	8,969	9,242,555
5.00%, 10/15/24 (Call 07/15/24)(b)	6,183	6,725,249
5.25%, 05/15/29 (Call 05/15/24)(a)(b)	7,632	8,086,257
5.88%, 06/15/26 (Call 06/15/21)(b)	6,721	7,023,445
Change Healthcare Holdings LLC/Change Healthcare Finance Inc., 5.75%, 03/01/25 (Call 03/01/20)(a)(b)	15,828	16,006,065
Dun & Bradstreet Corp./The
6.88%, 08/15/26 (Call 02/15/22)(a)(b)	9,699	10,396,164
10.25%, 02/15/27 (Call 02/15/22)(a)(b)	9,994	11,249,746
Infor U.S. Inc., 6.50%, 05/15/22 (Call 05/15/20)	24,504	24,597,115
IQVIA Inc.
5.00%, 10/15/26 (Call 10/15/21)(a)(b)	15,020	15,612,634
5.00%, 05/15/27 (Call 05/15/22)(a)(b)	16,283	16,832,551
MSCI Inc.
3.63%, 09/01/30 (Call 03/01/25)(a)	4,115	4,120,144
4.00%, 11/15/29 (Call 11/15/24)(a)(b)	14,020	14,545,750
4.75%, 08/01/26 (Call 08/01/21)(a)(b)	6,474	6,722,990
5.38%, 05/15/27 (Call 05/15/22)(a)	5,277	5,646,390
5.75%, 08/15/25 (Call 08/15/20)(a)	11,013	11,440,965
Open Text Corp.
3.88%, 02/15/28 (Call 02/15/23)(a)	6,540	6,458,250
5.63%, 01/15/23 (Call 01/15/21)(a)	12,163	12,322,943
5.88%, 06/01/26 (Call 06/01/21)(a)(b)	18,554	19,644,048
Open Text Holdings Inc., 4.13%, 02/15/30 (Call 02/15/25)(a)(b)	14,540	14,467,300
PTC Inc.
3.63%, 02/15/25 (Call 02/15/22)(a)	8,225	8,245,563
4.00%, 02/15/28 (Call 02/15/23)(a)	1,080	1,077,300
Rackspace Hosting Inc., 8.63%, 11/15/24 (Call 11/15/20)(a)(b)	19,003	18,231,003
Solera LLC/Solera Finance Inc., 10.50%, 03/01/24 (Call 03/01/20)(a)(b)	32,506	34,366,968
SS&C Technologies Inc., 5.50%, 09/30/27 (Call 03/30/22)(a)(b)	30,568	32,087,230
Veritas U.S. Inc./Veritas Bermuda Ltd.
7.50%, 02/01/23 (Call 02/01/21)(a)(b)	5,189	5,024,681
10.50%, 02/01/24 (Call 02/01/21)(a)(b)	11,978	10,331,025

		330,504,331

Telecommunications — 10.5%
Altice France SA/France
5.50%, 01/15/28 (Call 09/15/22)(a)(b)	16,500	16,530,937
7.38%, 05/01/26 (Call 05/01/21)(a)	76,978	81,115,567
8.13%, 02/01/27 (Call 02/01/22)(a)(b)	26,828	29,393,427
CenturyLink Inc.
4.00%, 02/15/27 (Call 02/15/23)(a)(b)	18,908	19,073,899
5.13%, 12/15/26 (Call 12/15/22)(a)(b)	22,886	23,114,860
5.63%, 04/01/25 (Call 01/01/25)	6,202	6,481,090
Series S, 6.45%, 06/15/21	18,059	18,724,055
Series T, 5.80%, 03/15/22(b)	19,916	20,768,106
Series W, 6.75%, 12/01/23	9,881	10,866,235
Series Y, 7.50%, 04/01/24 (Call 01/01/24)(b)	13,347	14,911,402

2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (continued) February 29, 2020	iShares® iBoxx $ High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Telecommunications (continued)
Cincinnati Bell Inc., 7.00%, 07/15/24 (Call 09/15/20)(a)(b)	$9,615	$10,110,812
CommScope Inc.
5.00%, 06/15/21 (Call 03/10/20)(a)	52	52,000
5.50%, 03/01/24 (Call 03/01/21)(a)(b)	17,282	17,586,163
5.50%, 06/15/24 (Call 06/15/20)(a)	9,322	8,856,832
6.00%, 03/01/26 (Call 03/01/22)(a)(b)	22,138	22,886,264
8.25%, 03/01/27 (Call 03/01/22)(a)(b)	15,171	15,246,855
CommScope Technologies LLC
5.00%, 03/15/27 (Call 03/15/22)(a)(b)	11,550	10,395,000
6.00%, 06/15/25 (Call 06/15/20)(a)(b)	22,171	20,785,312
Connect Finco SARL/Connect U.S. Finco LLC, 6.75%, 10/01/26 (Call 10/01/22)(a)	30,261	30,705,837
Front Range BidCo Inc.
4.00%, 03/01/27 (Call 03/01/21)(a)	31,165	30,502,744
6.13%, 03/01/28 (Call 03/01/23)(a)	8,110	8,010,247
Frontier Communications Corp.
6.88%, 01/15/25 (Call 10/15/24)	11,382	5,356,654
7.13%, 01/15/23	12,244	5,724,070
7.63%, 04/15/24	10,341	4,709,033
8.00%, 04/01/27 (Call 04/01/22)(a)	23,990	24,949,600
8.50%, 04/01/26 (Call 04/01/21)(a)(b)	22,792	23,076,900
8.75%, 04/15/22	7,450	3,428,467
10.50%, 09/15/22 (Call 06/15/22)	32,194	14,728,755
11.00%, 09/15/25 (Call 06/15/25)	52,522	23,894,884
Hughes Satellite Systems Corp.
5.25%, 08/01/26(b)	11,783	12,917,114
6.63%, 08/01/26(b)	11,894	13,126,813
7.63%, 06/15/21	11,478	12,114,455
Intelsat Connect Finance SA, 9.50%, 02/15/23 (Call 08/15/20)(a)	18,430	10,919,775
Intelsat Jackson Holdings SA
5.50%, 08/01/23 (Call 08/01/20)(b)	29,735	25,720,775
8.00%, 02/15/24 (Call 02/15/21)(a)	19,120	19,598,000
8.50%, 10/15/24 (Call 10/15/20)(a)	44,020	38,700,623
9.50%, 09/30/22(a)(b)	6,972	7,902,135
9.75%, 07/15/25 (Call 07/15/21)(a)	28,159	24,984,073
Intelsat Luxembourg SA, 8.13%, 06/01/23 (Call 06/01/20)(b)	13,804	5,573,365
Intrado Corp., 8.50%, 10/15/25 (Call 10/15/20)(a)(b)	16,953	11,697,570
Koninklijke KPN NV, 7.00%, 03/28/73 (Call 03/28/23)(a)(c)	11,974	12,961,855
Level 3 Financing Inc.
4.63%, 09/15/27 (Call 09/15/22)(a)(b)	16,324	16,609,670
5.13%, 05/01/23 (Call 05/01/20)(b)	9,417	9,440,543
5.25%, 03/15/26 (Call 03/15/21)(b)	9,826	10,096,215
5.38%, 08/15/22 (Call 03/30/20)	13,493	13,559,520
5.38%, 01/15/24 (Call 01/15/21)	11,986	12,000,982
5.38%, 05/01/25 (Call 05/01/20)(b)	10,683	10,932,382
5.63%, 02/01/23 (Call 03/30/20)(b)	8,857	8,890,214
Nokia OYJ
3.38%, 06/12/22(b)	5,476	5,478,738
4.38%, 06/12/27(b)	7,244	7,648,157
Qwest Corp., 6.75%, 12/01/21(b)	12,320	13,028,400
Sprint Communications Inc.
6.00%, 11/15/22	34,552	37,060,475
11.50%, 11/15/21	15,488	17,695,040
Sprint Corp.
7.13%, 06/15/24	36,624	41,689,557
7.25%, 09/15/21	33,285	35,242,105

Security	Par/ Shares (000)	Value

Telecommunications (continued)
7.25%, 02/01/28 (Call 10/01/27)(a)(b)	$11,200	$11,240,880
7.63%, 02/15/25 (Call 11/15/24)	25,438	29,490,591
7.63%, 03/01/26 (Call 11/01/25)	24,623	29,063,389
7.88%, 09/15/23	62,642	71,568,485
Telecom Italia SpA/Milano, 5.30%, 05/30/24(a)	24,699	26,374,005
Telefonaktiebolaget LM Ericsson, 4.13%, 05/15/22(b)	12,772	13,180,704
T-Mobile USA Inc.
4.00%, 04/15/22 (Call 03/16/22)	7,163	7,308,925
4.50%, 02/01/26 (Call 02/01/21)	14,586	14,829,569
4.75%, 02/01/28 (Call 02/01/23)	22,213	23,143,169
5.13%, 04/15/25 (Call 04/15/20)	8,113	8,351,279
5.38%, 04/15/27 (Call 04/15/22)	7,908	8,343,558
6.00%, 03/01/23 (Call 09/01/20)	18,229	18,456,862
6.00%, 04/15/24 (Call 04/15/20)	14,232	14,530,160
6.38%, 03/01/25 (Call 09/01/20)	25,547	26,313,410
6.50%, 01/15/24 (Call 01/15/21)(b)	14,954	15,295,400
6.50%, 01/15/26 (Call 01/15/21)	29,673	31,238,251
ViaSat Inc.
5.63%, 09/15/25 (Call 09/15/20)(a)(b)	10,776	10,650,190
5.63%, 04/15/27 (Call 04/15/22)(a)(b)	8,276	8,400,140
Vodafone Group PLC, 7.00%, 04/04/79 (Call 01/04/29)(b)(c)	29,865	34,494,075
Ypso Finance Bis SA
6.00%, 02/15/28 (Call 02/15/23)(a)(b)	18,360	17,631,108
10.50%, 05/15/27(a)	33,439	37,953,265

		1,415,431,973

Toys, Games & Hobbies — 0.2%
Mattel Inc.
5.88%, 12/15/27 (Call 12/15/22)(a)(b)	8,252	8,629,529
6.75%, 12/31/25 (Call 12/31/20)(a)(b)	22,750	23,909,113

		32,538,642

Transportation — 0.3%
Navios Maritime Holdings Inc./Navios Maritime Finance II U.S. Inc., 7.38%, 01/15/22 (Call 01/15/21)(a)	8,927	4,485,818
XPO Logistics Inc.
6.13%, 09/01/23 (Call 09/01/20)(a)(b)	8,675	8,858,042
6.50%, 06/15/22 (Call 06/15/20)(a)(b)	18,415	18,461,037
6.75%, 08/15/24 (Call 08/15/21)(a)(b)	13,611	14,376,619

		46,181,516

Trucking & Leasing — 0.2%
AerCap Global Aviation Trust, 6.50%, 06/15/45 (Call 06/15/25)(a)(b)(c)	8,446	9,058,335
Fortress Transportation & Infrastructure Investors LLC
6.50%, 10/01/25 (Call 10/01/21)(a)	6,146	6,465,643
6.75%, 03/15/22 (Call 03/15/20)(a)	9,228	9,251,331

		24,775,309

Total Corporate Bonds & Notes — 97.6% (Cost: $13,718,354,088)		13,141,749,386

Short-Term Investments

Money Market Funds — 17.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.74%(f)(g)(h)	2,092,281	2,093,745,759

SCHEDULES OF INVESTMENTS

Schedule of Investments (continued) February 29, 2020	iShares® iBoxx $ High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Shares (000)	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.52%(f)(g)	256,613	$256,613,000

		2,350,358,759

Total Short-Term Investments — 17.5% (Cost: $ 2,348,894,162)		2,350,358,759

Total Investments in Securities — 115.1% (Cost: $ 16,067,248,250)		15,492,108,145

Other Assets, Less Liabilities — (15.1)%		(2,035,808,631)

Net Assets — 100.0%		$13,456,299,514

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	All or a portion of this security is on loan.

(c)	Security is issued at a fixed coupon rate, which converts to a variable rate at a specified date.
(d)	Perpetual security with no stated maturity date.
(e)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period-end.
(h)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the year ended February 29, 2020, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 02/28/19 (000)	Net Activity (000)	Shares Held at 02/29/20 (000)	Value at 02/29/20	Income		Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	3,540,731	(1,448,450)	2,092,281	$2,093,745,759	$16,163,001	(b)	$470,240		$282,156
BlackRock Cash Funds: Treasury, SL Agency Shares	195,221	61,392	256,613	256,613,000	3,362,779		—		—

				$2,350,358,759	$19,525,780		$470,240		$282,156

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 29, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$13,141,749,386	$—	$13,141,749,386
Money Market Funds	2,350,358,759	—	—	2,350,358,759

	$2,350,358,759	$13,141,749,386	$—	$15,492,108,145

See notes to financial statements.

2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments February 29, 2020	iShares® iBoxx $ Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.1%
Omnicom Group Inc./Omnicom Capital Inc.
3.60%, 04/15/26 (Call 01/15/26)(a)	$13,954	$15,278,313
3.65%, 11/01/24 (Call 08/01/24)(a)	10,689	11,647,703

		26,926,016

Aerospace & Defense — 1.7%
Boeing Co. (The)
2.70%, 02/01/27 (Call 12/01/26)(a)	10,182	10,526,496
2.95%, 02/01/30 (Call 11/01/29)(a)	9,051	9,499,292
3.20%, 03/01/29 (Call 12/01/28)(a)	11,096	11,832,252
3.25%, 02/01/35 (Call 11/01/34)(a)	9,227	9,831,840
3.60%, 05/01/34 (Call 02/01/34)	10,800	11,993,332
3.75%, 02/01/50 (Call 08/01/49)(a)	12,394	13,645,095
3.90%, 05/01/49 (Call 11/01/48)(a)	6,548	7,349,896
3.95%, 08/01/59 (Call 02/01/59)(a)	9,869	10,956,860
General Dynamics Corp.
3.38%, 05/15/23 (Call 04/15/23)(a)	8,006	8,514,383
3.50%, 05/15/25 (Call 03/15/25)(a)	8,475	9,289,715
3.75%, 05/15/28 (Call 02/15/28)(a)	6,110	6,925,358
L3Harris Technologies Inc.
4.40%, 06/15/28 (Call 03/15/28)	7,372	8,531,344
4.40%, 06/15/28 (Call 03/15/28)(b)	8,876	10,271,868
Lockheed Martin Corp.
2.90%, 03/01/25 (Call 12/01/24)(a)	2,873	3,066,915
3.55%, 01/15/26 (Call 10/15/25)(a)	17,536	19,442,012
3.80%, 03/01/45 (Call 09/01/44)	9,955	11,836,116
4.07%, 12/15/42(a)	15,339	18,716,884
4.09%, 09/15/52 (Call 03/15/52)(a)	15,713	20,030,351
4.70%, 05/15/46 (Call 11/15/45)(a)	14,332	19,270,384
Northrop Grumman Corp.
2.93%, 01/15/25 (Call 11/15/24)(a)	21,064	22,284,090
3.20%, 02/01/27 (Call 11/01/26)(a)	3,960	4,245,758
3.25%, 08/01/23(a)	3,517	3,738,521
3.25%, 01/15/28 (Call 10/15/27)(a)	30,140	32,474,177
4.03%, 10/15/47 (Call 04/15/47)(a)	21,374	25,531,974
4.75%, 06/01/43	9,291	11,919,025
Rockwell Collins Inc.
3.20%, 03/15/24 (Call 01/15/24)	6,771	7,243,928
3.50%, 03/15/27 (Call 12/15/26)(a)	10,983	12,217,735
4.35%, 04/15/47 (Call 10/15/46)(a)	10,078	12,943,310
United Technologies Corp.
3.13%, 05/04/27 (Call 02/04/27)(a)	11,368	12,367,049
3.65%, 08/16/23 (Call 07/16/23)	18,013	19,465,450
3.75%, 11/01/46 (Call 05/01/46)	10,140	11,834,436
3.95%, 08/16/25 (Call 06/16/25)(a)	14,951	16,709,088
4.13%, 11/16/28 (Call 08/16/28)(a)	31,666	37,022,883
4.15%, 05/15/45 (Call 11/16/44)	6,600	8,131,107
4.45%, 11/16/38 (Call 05/16/38)(a)	7,980	10,027,621
4.50%, 06/01/42	37,771	48,473,613
4.63%, 11/16/48 (Call 05/16/48)	19,118	25,632,380
5.70%, 04/15/40	11,845	17,282,595
6.13%, 07/15/38(a)	12,147	18,004,014

		579,079,147

Agriculture — 1.6%
Altria Group Inc.
3.80%, 02/14/24 (Call 01/14/24)(a)	10,845	11,642,867
3.88%, 09/16/46 (Call 03/16/46)(a)	14,427	14,073,364
4.00%, 01/31/24(a)	14,829	16,016,745
4.25%, 08/09/42	8,077	8,291,020

Security	Par (000)	Value

Agriculture (continued)
4.40%, 02/14/26 (Call 12/14/25)(a)	$17,011	$19,011,431
4.80%, 02/14/29 (Call 11/14/28)	33,174	37,835,574
5.38%, 01/31/44(a)	18,144	21,372,611
5.80%, 02/14/39 (Call 08/14/38)	20,409	25,072,650
5.95%, 02/14/49 (Call 08/14/48)(a)	26,021	33,030,925
AgricultureArcher-Daniels-Midland Co., 2.50%, 08/11/26 (Call 05/11/26)(a)	11,527	11,999,766
BAT Capital Corp.
2.79%, 09/06/24 (Call 08/06/24)(a)	10,800	11,166,002
3.22%, 08/15/24 (Call 06/15/24)	23,260	24,408,497
3.22%, 09/06/26 (Call 07/06/26)(a)	8,510	8,910,842
3.56%, 08/15/27 (Call 05/15/27)(a)	35,857	37,657,882
4.39%, 08/15/37 (Call 02/15/37)(a)	25,090	26,529,253
4.54%, 08/15/47 (Call 02/15/47)	26,046	27,116,066
4.76%, 09/06/49 (Call 03/06/49)(a)	11,099	11,961,559
Philip Morris International Inc.
2.75%, 02/25/26 (Call 11/25/25)(a)	9,021	9,497,142
2.88%, 05/01/24 (Call 04/01/24)	13,224	13,891,545
3.25%, 11/10/24(a)	5,404	5,772,478
3.38%, 08/11/25 (Call 05/11/25)(a)	5,669	6,147,811
3.38%, 08/15/29 (Call 05/15/29)(a)	8,919	9,715,501
3.88%, 08/21/42(a)	7,658	8,385,970
4.13%, 03/04/43	9,035	10,240,700
4.25%, 11/10/44	13,062	15,120,791
4.38%, 11/15/41	6,778	7,854,105
4.88%, 11/15/43(a)	6,069	7,524,644
6.38%, 05/16/38(a)	16,265	23,365,417
Reynolds American Inc.
4.45%, 06/12/25 (Call 03/12/25)(a)	35,180	38,999,809
5.70%, 08/15/35 (Call 02/15/35)	8,052	9,772,200
5.85%, 08/15/45 (Call 02/15/45)(a)	23,183	27,686,771

		540,071,938

Airlines — 0.0%
AirlinesDelta Air Lines Inc., 2.90%, 10/28/24 (Call 09/28/24)(a)	5,152	5,273,052

Apparel — 0.1%
NIKE Inc.
2.38%, 11/01/26 (Call 08/01/26)(a)	11,058	11,647,736
3.88%, 11/01/45 (Call 05/01/45)(a)	8,986	11,019,167

		22,666,903

Auto Manufacturers — 1.5%
Auto ManufacturersAmerican Honda Finance Corp., 2.15%, 09/10/24(a)	1,202	1,230,183
Auto ManufacturersDaimler Finance North America LLC, 8.50%, 01/18/31	14,278	21,769,447
Ford Motor Co.
4.35%, 12/08/26 (Call 09/08/26)(a)	12,837	12,905,365
4.75%, 01/15/43(a)	20,443	17,976,292
5.29%, 12/08/46 (Call 06/08/46)(a)	13,880	12,728,038
7.45%, 07/16/31	19,258	21,830,499
Ford Motor Credit Co. LLC
3.10%, 05/04/23	9,080	9,082,979
3.66%, 09/08/24	12,544	12,447,534
3.81%, 01/09/24 (Call 11/09/23)	9,586	9,746,384
3.82%, 11/02/27 (Call 08/02/27)(a)	10,605	10,076,122
4.06%, 11/01/24 (Call 10/01/24)	6,288	6,380,024
4.13%, 08/04/25(a)	18,892	19,105,591
4.14%, 02/15/23 (Call 01/15/23)	7,455	7,684,640
4.27%, 01/09/27 (Call 11/09/26)(a)	4,650	4,599,836

SCHEDULES OF INVESTMENTS

Schedule of Investments (continued) February 29, 2020	iShares® iBoxx $ Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Auto Manufacturers (continued)
4.38%, 08/06/23	$6,679	$6,929,092
4.39%, 01/08/26(a)	16,817	16,986,016
4.54%, 08/01/26 (Call 06/01/26)	656	663,946
5.11%, 05/03/29 (Call 02/03/29)(a)	17,766	17,893,697
5.58%, 03/18/24 (Call 02/18/24)(a)	17,074	18,332,854
General Motors Co.
4.20%, 10/01/27 (Call 07/01/27)(a)	9,130	9,621,053
4.88%, 10/02/23	3,645	3,965,297
5.00%, 10/01/28 (Call 07/01/28)(a)	7,497	8,228,389
5.00%, 04/01/35	7,654	8,196,793
5.15%, 04/01/38 (Call 10/01/37)(a)	9,828	10,193,161
5.20%, 04/01/45	13,381	13,362,267
5.40%, 04/01/48 (Call 10/01/47)(a)	6,683	6,846,523
5.95%, 04/01/49 (Call 10/01/48)(a)	10,108	11,013,440
6.25%, 10/02/43(a)	15,687	17,651,361
6.60%, 04/01/36 (Call 10/01/35)(a)	12,441	14,833,898
6.75%, 04/01/46 (Call 10/01/45)(a)	7,555	8,933,840
General Motors Financial Co. Inc.
2.90%, 02/26/25 (Call 01/26/25)(a)	6,530	6,599,027
3.50%, 11/07/24 (Call 09/07/24)(a)	11,409	12,009,387
3.70%, 05/09/23 (Call 03/09/23)	6,412	6,727,134
3.95%, 04/13/24 (Call 02/13/24)(a)	11,344	12,101,818
4.00%, 01/15/25 (Call 10/15/24)	14,433	15,337,124
4.00%, 10/06/26 (Call 07/06/26)(a)	9,754	10,306,707
4.15%, 06/19/23 (Call 05/19/23)(a)	7,810	8,271,204
4.30%, 07/13/25 (Call 04/13/25)(a)	9,659	10,378,108
4.35%, 04/09/25 (Call 02/09/25)	12,873	13,851,867
4.35%, 01/17/27 (Call 10/17/26)(a)	12,869	13,883,708
5.10%, 01/17/24 (Call 12/17/23)	10,505	11,516,826
5.25%, 03/01/26 (Call 12/01/25)(a)	16,971	18,972,865
Auto ManufacturersToyota Motor Corp., 3.42%, 07/20/23(a)	3,618	3,858,876
Toyota Motor Credit Corp.
2.15%, 02/13/30	10,000	10,110,557
3.20%, 01/11/27(a)	5,460	5,951,904
3.45%, 09/20/23	7,222	7,727,548

		508,819,221

Banks — 24.2%
BanksAustralia & New Zealand Banking Group Ltd./New York NY, 3.70%, 11/16/25(a)	11,427	12,739,671
Banco Santander SA
2.71%, 06/27/24	11,790	12,266,882
3.31%, 06/27/29(a)	12,478	13,440,464
3.80%, 02/23/28	10,919	11,917,478
3.85%, 04/12/23	14,125	15,052,250
4.25%, 04/11/27(a)	10,452	11,724,097
4.38%, 04/12/28(a)	10,707	12,243,101
Bank of America Corp.
2.02%, 02/13/26 (Call 02/13/25)(c)	10,000	10,062,625
2.46%, 10/22/25 (Call 10/22/24)(c)	15,710	16,135,721
2.50%, 02/13/31 (Call 02/13/30)(c)	12,000	12,192,005
2.88%, 10/22/30 (Call 10/22/29)(c)	21,515	22,538,860
3.09%, 10/01/25 (Call 10/01/24)(a)(c)	21,434	22,604,927
3.19%, 07/23/30 (Call 07/23/29)(c)	26,290	28,222,914
3.25%, 10/21/27 (Call 10/21/26)	17,189	18,449,579
3.37%, 01/23/26 (Call 01/23/25)(c)	24,127	25,787,017
3.42%, 12/20/28 (Call 12/20/27)(a)(c)	59,001	63,845,183
3.46%, 03/15/25 (Call 03/15/24)(a)(c)	27,640	29,383,680
3.50%, 04/19/26(a)	26,734	29,222,596
3.55%, 03/05/24 (Call 03/05/23)(a)(c)	10,729	11,308,680

Security	Par (000)	Value

Banks (continued)
3.56%, 04/23/27 (Call 04/23/26)(a)(c)	$30,240	$32,793,568
3.59%, 07/21/28 (Call 07/21/27)(c)	20,201	22,050,874
3.71%, 04/24/28 (Call 04/24/27)(a)(c)	20,245	22,246,145
3.82%, 01/20/28 (Call 01/20/27)(a)(c)	22,617	24,937,968
3.86%, 07/23/24 (Call 07/23/23)(c)	19,406	20,747,143
3.88%, 08/01/25(a)	18,209	20,136,954
3.95%, 01/23/49 (Call 01/23/48)(c)	11,400	13,740,413
3.97%, 03/05/29 (Call 03/05/28)(a)(c)	30,872	34,703,169
3.97%, 02/07/30 (Call 02/07/29)(a)(c)	31,767	35,934,243
4.00%, 04/01/24(a)	21,812	23,721,403
4.00%, 01/22/25(a)	25,192	27,466,059
4.08%, 04/23/40 (Call 04/23/39)(a)(c)	14,975	17,821,027
4.10%, 07/24/23	11,980	12,982,520
4.13%, 01/22/24(a)	23,141	25,233,888
4.20%, 08/26/24(a)	19,988	21,858,463
4.24%, 04/24/38 (Call 04/24/37)(a)(c)	19,658	23,730,475
4.25%, 10/22/26(a)	13,696	15,410,732
4.27%, 07/23/29 (Call 07/23/28)(a)(c)	31,716	36,445,959
4.33%, 03/15/50 (Call 03/15/49)(a)(c)	25,741	32,804,845
4.44%, 01/20/48 (Call 01/20/47)(a)(c)	20,813	26,831,279
4.45%, 03/03/26(a)	20,508	23,182,912
5.00%, 01/21/44	20,952	28,347,989
5.88%, 02/07/42(a)	16,416	24,199,453
6.11%, 01/29/37(a)	19,582	27,545,813
7.75%, 05/14/38(a)	16,640	27,126,520
Series L, 3.95%, 04/21/25(a)	27,721	30,253,970
Series L, 4.18%, 11/25/27 (Call 11/25/26)(a)	12,874	14,325,567
BanksBank of America N.A., 6.00%, 10/15/36	7,279	10,286,564
Bank of Montreal
2.50%, 06/28/24(a)	11,721	12,160,178
Series E, 3.30%, 02/05/24(a)	10,220	10,872,861
Bank of New York Mellon Corp. (The)
2.10%, 10/24/24(a)	6,496	6,654,412
2.20%, 08/16/23 (Call 06/16/23)(a)	13,622	13,953,188
2.45%, 08/17/26 (Call 05/17/26)(a)	13,023	13,654,480
2.80%, 05/04/26 (Call 02/04/26)(a)	11,392	12,089,734
3.25%, 05/16/27 (Call 02/16/27)(a)	5,876	6,389,201
3.30%, 08/23/29 (Call 05/23/29)(a)	7,163	7,819,657
3.40%, 01/29/28 (Call 10/29/27)(a)	3,132	3,447,285
3.45%, 08/11/23(a)	11,818	12,617,326
3.50%, 04/28/23(a)	7,837	8,360,330
3.85%, 04/28/28(a)	39	44,823
Series 0012, 3.65%, 02/04/24 (Call 01/05/24)(a)	8,695	9,405,510
Series G, 3.00%, 02/24/25 (Call 01/24/25)(a)	11,873	12,695,789
Bank of Nova Scotia (The)
2.20%, 02/03/25(a)	17,180	17,504,413
2.70%, 08/03/26(a)	18,039	18,946,098
3.40%, 02/11/24	2,190	2,329,692
4.50%, 12/16/25(a)	14,218	16,036,309
Barclays PLC
3.65%, 03/16/25	32,981	35,117,595
3.93%, 05/07/25 (Call 05/07/24)(a)(c)	12,322	13,117,326
4.34%, 05/16/24 (Call 05/16/23)(c)	6,561	6,987,072
4.34%, 01/10/28 (Call 01/10/27)(a)	14,393	15,760,629
4.38%, 09/11/24(a)	14,048	15,021,840
4.38%, 01/12/26	29,089	32,210,837
4.84%, 05/09/28 (Call 05/07/27)(a)	14,471	15,922,417
4.95%, 01/10/47(a)	15,704	19,409,363
4.97%, 05/16/29 (Call 05/16/28)(a)(c)	22,451	25,951,879
5.20%, 05/12/26	17,533	19,712,306

2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (continued) February 29, 2020	iShares® iBoxx $ Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
5.25%, 08/17/45(a)	$16,044	$20,205,114
BNP Paribas SA
3.25%, 03/03/23(a)	11,175	11,751,576
4.25%, 10/15/24	7,545	8,199,944
BanksBPCE SA, 4.00%, 04/15/24(a)	10,108	11,050,640
Canadian Imperial Bank of Commerce
2.25%, 01/28/25(a)	3,740	3,804,801
3.10%, 04/02/24	11,740	12,389,358
3.50%, 09/13/23	13,826	14,836,253
BanksCitibank N.A., 3.65%, 01/23/24 (Call 12/23/23)(a)	24,994	26,882,252
Citigroup Inc.
2.67%, 01/29/31 (Call 01/29/30)(c)	2,555	2,614,554
2.98%, 11/05/30 (Call 11/05/29)(c)	18,351	19,262,263
3.20%, 10/21/26 (Call 07/21/26)(a)	36,799	39,430,232
3.30%, 04/27/25(a)	23,974	25,775,485
3.35%, 04/24/25 (Call 04/24/24)(a)(c)	24,681	26,126,428
3.40%, 05/01/26(a)	23,632	25,613,186
3.50%, 05/15/23(a)	7,590	8,006,067
3.52%, 10/27/28 (Call 10/27/27)(c)	25,238	27,477,115
3.67%, 07/24/28 (Call 07/24/27)(a)(c)	30,249	33,203,217
3.70%, 01/12/26(a)	22,982	25,227,479
3.88%, 10/25/23(a)	13,349	14,408,465
3.88%, 03/26/25	17,421	18,905,870
3.88%, 01/24/39 (Call 01/24/38)(a)(c)	14,558	16,949,766
3.89%, 01/10/28 (Call 01/10/27)(c)	34,053	37,720,334
3.98%, 03/20/30 (Call 03/20/29)(a)(c)	26,744	30,210,057
4.00%, 08/05/24(a)	8,982	9,751,966
4.04%, 06/01/24 (Call 06/01/23)(c)	4,927	5,272,533
4.08%, 04/23/29 (Call 04/23/28)(a)(c)	11,122	12,588,611
4.13%, 07/25/28(a)	20,018	22,237,342
4.28%, 04/24/48 (Call 04/24/47)(a)(c)	13,215	16,526,001
4.30%, 11/20/26(a)	9,155	10,143,106
4.40%, 06/10/25(a)	31,834	35,444,720
4.45%, 09/29/27	32,856	37,086,947
4.60%, 03/09/26(a)	18,809	21,327,136
4.65%, 07/30/45(a)	13,896	18,065,717
4.65%, 07/23/48 (Call 06/23/48)	28,818	38,134,744
4.75%, 05/18/46(a)	19,251	24,303,764
5.30%, 05/06/44	6,608	8,849,601
5.50%, 09/13/25(a)	17,459	20,497,985
5.88%, 01/30/42(a)	12,336	18,203,643
6.63%, 06/15/32(a)	12,138	17,043,391
6.68%, 09/13/43(a)	10,029	15,528,560
8.13%, 07/15/39(a)	17,815	31,074,068
BanksCitizens Financial Group Inc., 4.30%, 12/03/25 (Call 11/03/25)	9,843	11,033,959
Cooperatieve Rabobank UA
3.75%, 07/21/26(a)	16,454	17,795,294
4.38%, 08/04/25	17,492	19,388,860
4.63%, 12/01/23(a)	7,787	8,534,048
5.25%, 05/24/41(a)	17,620	25,226,684
5.25%, 08/04/45(a)	12,022	16,150,667
5.75%, 12/01/43(a)	12,747	17,856,022
BanksCooperatieve Rabobank UA/NY, 3.38%, 05/21/25	14,714	16,053,117
BanksCredit Suisse AG/New York NY, 3.63%, 09/09/24	35,886	38,592,992
Credit Suisse Group Funding Guernsey Ltd.
3.75%, 03/26/25(a)	24,862	26,856,370
3.80%, 06/09/23(a)	19,058	20,231,655
4.55%, 04/17/26	14,206	16,022,641

Security	Par (000)	Value

Banks (continued)
4.88%, 05/15/45(a)	$20,580	$26,738,530
BanksDeutsche Bank AG/London, 3.70%, 05/30/24(a)	5,491	5,763,427
Deutsche Bank AG/New York NY
3.70%, 05/30/24(a)	12,714	13,259,670
3.95%, 02/27/23	8,557	8,915,857
3.96%, 11/26/25 (Call 11/26/24)(c)	18,218	19,171,135
Discover Bank
2.45%, 09/12/24 (Call 08/12/24)(a)	7,252	7,418,985
3.35%, 02/06/23 (Call 01/06/23)	4,183	4,379,104
3.45%, 07/27/26 (Call 04/27/26)(a)	10,742	11,512,611
4.20%, 08/08/23(a)	3,861	4,165,316
4.65%, 09/13/28 (Call 06/13/28)(a)	9,902	11,490,902
Fifth Third Bancorp.
2.38%, 01/28/25 (Call 12/28/24)(a)	11,681	12,003,418
3.65%, 01/25/24 (Call 12/25/23)	13,445	14,421,941
4.30%, 01/16/24 (Call 12/16/23)(a)	9,457	10,267,936
8.25%, 03/01/38	11,352	18,857,257
Fifth Third Bank/Cincinnati OH
3.85%, 03/15/26 (Call 02/15/26)(a)	2,104	2,321,187
3.95%, 07/28/25 (Call 06/28/25)(a)	6,955	7,789,415
Goldman Sachs Group Inc. (The)
3.27%, 09/29/25 (Call 09/29/24)(a)(c)	30,020	31,805,322
3.50%, 01/23/25 (Call 10/23/24)	31,841	34,127,910
3.50%, 11/16/26 (Call 11/16/25)(a)	26,116	28,117,196
3.63%, 02/20/24 (Call 01/20/24)(a)	16,099	17,184,589
3.69%, 06/05/28 (Call 06/05/27)(a)(c)	30,914	33,818,516
3.75%, 05/22/25 (Call 02/22/25)	30,790	33,438,953
3.75%, 02/25/26 (Call 11/25/25)(a)	20,902	22,886,764
3.81%, 04/23/29 (Call 04/23/28)(a)(c)	26,104	28,826,757
3.85%, 07/08/24 (Call 04/08/24)(a)	25,593	27,630,981
3.85%, 01/26/27 (Call 01/26/26)	31,280	34,317,335
4.00%, 03/03/24(a)	26,126	28,394,565
4.02%, 10/31/38 (Call 10/31/37)(c)	26,625	30,502,117
4.22%, 05/01/29 (Call 05/01/28)(c)	40,165	45,570,072
4.25%, 10/21/25(a)	24,331	26,653,881
4.41%, 04/23/39 (Call 04/23/38)(c)	15,947	19,093,343
4.75%, 10/21/45 (Call 04/21/45)	19,223	24,807,989
4.80%, 07/08/44 (Call 01/08/44)	19,829	25,195,324
5.15%, 05/22/45(a)	18,651	23,960,026
5.95%, 01/15/27	9,122	11,175,361
6.13%, 02/15/33	7,086	9,828,129
6.25%, 02/01/41	23,351	34,345,097
6.75%, 10/01/37	59,948	86,303,617
HSBC Holdings PLC
2.63%, 11/07/25 (Call 11/07/24)(a)(c)	16,035	16,383,687
3.60%, 05/25/23(a)	18,399	19,460,490
3.80%, 03/11/25 (Call 03/11/24)(a)(c)	17,415	18,592,625
3.90%, 05/25/26	29,596	32,328,078
3.95%, 05/18/24 (Call 05/18/23)(a)(c)	5,118	5,440,924
3.97%, 05/22/30 (Call 05/22/29)(c)	34,114	37,234,401
4.04%, 03/13/28 (Call 03/13/27)(a)(c)	27,944	30,446,271
4.25%, 03/14/24(a)	10,499	11,271,727
4.25%, 08/18/25(a)	21,880	23,716,279
4.29%, 09/12/26 (Call 09/12/25)(c)	23,761	26,168,165
4.30%, 03/08/26(a)	35,626	39,621,203
4.38%, 11/23/26(a)	16,152	17,685,834
4.58%, 06/19/29 (Call 06/19/28)(c)	29,606	33,501,255
5.25%, 03/14/44(a)	13,622	17,154,908
6.10%, 01/14/42	8,472	12,076,479
6.50%, 05/02/36(a)	21,264	28,954,547

SCHEDULES OF INVESTMENTS

Schedule of Investments (continued) February 29, 2020	iShares® iBoxx $ Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
6.50%, 09/15/37	$25,572	$35,005,564
6.80%, 06/01/38	16,482	23,414,166
BanksHSBC USA Inc., 3.50%, 06/23/24(a)	6,551	7,106,955
BanksHuntington Bancshares Inc./OH, 2.63%, 08/06/24 (Call 07/06/24)	12,329	12,801,045
BanksHuntington National Bank (The), 3.55%, 10/06/23 (Call 09/06/23)(a)	6,227	6,688,853
ING Groep NV
3.55%, 04/09/24(a)	6,429	6,864,684
3.95%, 03/29/27	15,648	17,352,666
4.05%, 04/09/29(a)	11,440	12,989,021
4.10%, 10/02/23	8,681	9,374,615
4.55%, 10/02/28(a)	17,170	20,122,929
JPMorgan Chase & Co.
2.30%, 10/15/25 (Call 10/15/24)(c)	21,897	22,371,348
2.70%, 05/18/23 (Call 03/18/23)(a)	13,704	14,174,894
2.74%, 10/15/30 (Call 10/15/29)(a)(c)	42,989	44,740,772
2.95%, 10/01/26 (Call 07/01/26)	35,670	38,009,738
3.13%, 01/23/25 (Call 10/23/24)	28,825	30,690,776
3.20%, 06/15/26 (Call 03/15/26)(a)	20,491	22,110,482
3.22%, 03/01/25 (Call 03/01/24)(c)	23,971	25,333,670
3.30%, 04/01/26 (Call 01/01/26)(a)	27,261	29,550,515
3.38%, 05/01/23	21,196	22,266,722
3.51%, 01/23/29 (Call 01/23/28)(a)(c)	28,411	30,971,019
3.54%, 05/01/28 (Call 05/01/27)(a)(c)	25,857	28,377,080
3.56%, 04/23/24 (Call 04/23/23)(a)(c)	8,244	8,733,422
3.63%, 05/13/24(a)	22,524	24,340,277
3.63%, 12/01/27 (Call 12/01/26)(a)	5,996	6,507,184
3.70%, 05/06/30 (Call 05/06/29)(c)	30,389	33,897,061
3.78%, 02/01/28 (Call 02/01/27)(a)(c)	18,950	20,977,885
3.80%, 07/23/24 (Call 07/23/23)(a)(c)	15,626	16,706,830
3.88%, 02/01/24(a)	17,068	18,550,219
3.88%, 09/10/24	22,908	24,924,195
3.88%, 07/24/38 (Call 07/24/37)(c)	28,220	32,252,819
3.90%, 07/15/25 (Call 04/15/25)(a)	33,637	37,077,073
3.90%, 01/23/49 (Call 01/23/48)(c)	18,910	22,621,027
3.96%, 01/29/27 (Call 01/29/26)(a)(c)	26,231	29,169,276
3.96%, 11/15/48 (Call 11/15/47)(c)	37,364	44,922,917
4.01%, 04/23/29 (Call 04/23/28)(a)(c)	30,766	34,706,977
4.02%, 12/05/24 (Call 12/05/23)(a)(c)	25,987	28,148,692
4.03%, 07/24/48 (Call 07/24/47)(a)(c)	15,369	18,635,111
4.13%, 12/15/26	12,151	13,706,576
4.20%, 07/23/29 (Call 07/23/28)(a)(c)	27,306	31,444,702
4.25%, 10/01/27	9,731	11,029,414
4.26%, 02/22/48 (Call 02/22/47)(c)	20,459	25,734,232
4.45%, 12/05/29 (Call 12/05/28)(c)	24,661	28,794,248
4.85%, 02/01/44(a)	10,713	14,345,165
4.95%, 06/01/45(a)	12,462	16,702,800
5.40%, 01/06/42	14,748	20,680,398
5.50%, 10/15/40	12,920	18,007,141
5.60%, 07/15/41(a)	18,389	26,113,117
5.63%, 08/16/43(a)	9,778	13,953,678
6.40%, 05/15/38(a)	27,418	41,211,321
BanksKeyBank N.A./Cleveland OH, 3.30%, 06/01/25	7,566	8,181,196
KeyCorp.
2.25%, 04/06/27	745	763,408
2.55%, 10/01/29(a)	8,191	8,366,326
4.10%, 04/30/28(a)	10,535	11,994,419
Lloyds Banking Group PLC
2.44%, 02/05/26 (Call 02/05/25)(c)	11,020	11,168,118

Security	Par (000)	Value

Banks (continued)
3.57%, 11/07/28 (Call 11/07/27)(a)(c)	$26,962	$28,812,928
3.75%, 01/11/27(a)	15,342	16,614,334
3.90%, 03/12/24(a)	10,280	11,046,414
4.05%, 08/16/23	13,836	14,852,979
4.34%, 01/09/48(a)	9,696	10,961,062
4.38%, 03/22/28	17,884	20,292,406
4.45%, 05/08/25(a)	21,288	23,755,643
4.50%, 11/04/24(a)	9,699	10,539,284
4.55%, 08/16/28(a)	13,546	15,589,761
4.58%, 12/10/25(a)	17,264	18,857,947
4.65%, 03/24/26(a)	12,605	13,950,830
5.30%, 12/01/45(a)	8,282	10,601,974
BanksManufacturers & Traders Trust Co., 2.90%, 02/06/25 (Call 01/06/25)(a)	11,976	12,727,037
Mitsubishi UFJ Financial Group Inc.
2.19%, 02/25/25	4,500	4,548,858
2.76%, 09/13/26(a)	16,592	17,350,543
2.80%, 07/18/24(a)	12,530	13,031,343
3.20%, 07/18/29(a)	21,513	23,026,048
3.29%, 07/25/27(a)	12,287	13,231,942
3.41%, 03/07/24	17,431	18,526,812
3.46%, 03/02/23(a)	20,374	21,522,806
3.68%, 02/22/27(a)	12,040	13,417,547
3.74%, 03/07/29	17,935	20,035,900
3.75%, 07/18/39(a)	17,765	20,483,741
3.76%, 07/26/23(a)	3,331	3,562,221
3.78%, 03/02/25	6,914	7,523,444
3.85%, 03/01/26(a)	29,935	33,610,832
3.96%, 03/02/28(a)	9,768	11,128,425
4.05%, 09/11/28	8,950	10,340,884
Mizuho Financial Group Inc.
2.23%, 05/25/26 (Call 05/25/25)(c)	4,690	4,743,914
2.84%, 09/13/26(a)	13,930	14,651,680
3.15%, 07/16/30 (Call 07/16/29)(a)(c)	8,020	8,527,164
3.17%, 09/11/27	3,314	3,583,335
3.55%, 03/05/23(a)	4,230	4,483,110
3.92%, 09/11/24 (Call 09/11/23)(c)	5,269	5,644,669
4.02%, 03/05/28(a)	14,145	16,044,883
4.25%, 09/11/29 (Call 09/11/28)(a)(c)	15,474	17,696,121
Morgan Stanley
2.70%, 01/22/31 (Call 01/22/30)(a)(c)	29,375	30,286,218
2.72%, 07/22/25 (Call 07/22/24)(a)(c)	24,640	25,587,250
3.13%, 07/27/26(a)	39,126	41,686,495
3.59%, 07/22/28 (Call 07/22/27)(a)(c)	21,374	23,383,654
3.63%, 01/20/27(a)	28,829	31,556,235
3.70%, 10/23/24(a)	29,533	32,059,965
3.74%, 04/24/24 (Call 04/24/23)(c)	16,314	17,316,768
3.77%, 01/24/29 (Call 01/24/28)(a)(c)	32,182	35,736,592
3.88%, 01/27/26(a)	32,469	35,918,266
3.95%, 04/23/27(a)	18,659	20,468,128
3.97%, 07/22/38 (Call 07/22/37)(c)	20,930	24,352,204
4.00%, 07/23/25(a)	37,609	41,754,742
4.10%, 05/22/23(a)	17,417	18,619,647
4.30%, 01/27/45(a)	26,593	32,979,604
4.35%, 09/08/26(a)	21,818	24,508,519
4.38%, 01/22/47(a)	23,291	29,525,381
4.43%, 01/23/30 (Call 01/23/29)(a)(c)	28,346	33,057,655
4.46%, 04/22/39 (Call 04/22/38)(a)(c)	8,639	10,636,678
5.00%, 11/24/25(a)	21,055	24,291,777
6.38%, 07/24/42	20,736	32,096,417

2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (continued) February 29, 2020	iShares® iBoxx $ Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
7.25%, 04/01/32	$15,826	$23,664,162
Series F, 3.88%, 04/29/24(a)	34,311	37,248,893
National Australia Bank Ltd./New York
2.50%, 07/12/26	16,863	17,549,134
3.38%, 01/14/26(a)	8,363	9,098,866
3.63%, 06/20/23	7,275	7,815,757
BanksNorthern Trust Corp., 3.95%, 10/30/25	9,885	11,163,601
PNC Bank N.A.
2.70%, 10/22/29(a)	6,712	6,969,811
2.95%, 02/23/25 (Call 01/24/25)	8,997	9,554,225
3.10%, 10/25/27 (Call 09/25/27)(a)	13,114	14,108,206
3.25%, 06/01/25 (Call 05/02/25)(a)	5,882	6,317,122
3.50%, 06/08/23 (Call 05/09/23)	8,235	8,765,634
3.80%, 07/25/23 (Call 06/25/23)(a)	3,260	3,499,435
4.05%, 07/26/28(a)	12,096	13,748,035
PNC Financial Services Group Inc. (The)
2.55%, 01/22/30 (Call 10/24/29)	22,802	23,538,149
2.60%, 07/23/26 (Call 05/23/26)(a)	12,609	13,294,400
3.15%, 05/19/27 (Call 04/19/27)(a)	7,915	8,498,103
3.45%, 04/23/29 (Call 01/23/29)(a)	17,810	19,591,508
3.50%, 01/23/24 (Call 12/23/23)	6,669	7,108,258
3.90%, 04/29/24 (Call 03/29/24)	6,306	6,857,392
BanksRegions Financial Corp., 3.80%, 08/14/23 (Call 07/14/23)(a)	7,857	8,454,698
Royal Bank of Canada
2.25%, 11/01/24(a)	17,560	17,973,849
2.55%, 07/16/24(a)	11,835	12,320,139
3.70%, 10/05/23	9,212	9,909,716
4.65%, 01/27/26(a)	16,357	18,857,930
Royal Bank of Scotland Group PLC
3.88%, 09/12/23(a)	21,801	23,192,357
4.27%, 03/22/25 (Call 03/22/24)(a)(c)	32,184	34,662,120
4.45%, 05/08/30 (Call 05/08/29)(a)(c)	11,499	13,082,557
4.52%, 06/25/24 (Call 06/25/23)(c)	5,147	5,545,682
4.80%, 04/05/26	14,280	16,323,694
4.89%, 05/18/29 (Call 05/18/28)(a)(c)	21,126	24,437,340
5.08%, 01/27/30 (Call 01/27/29)(a)(c)	16,242	19,224,012
5.13%, 05/28/24	24,003	26,264,123
6.00%, 12/19/23	16,972	19,069,016
6.10%, 06/10/23	2,528	2,800,146
Santander Holdings USA Inc.
3.24%, 10/05/26 (Call 08/05/26)	5,301	5,525,821
3.50%, 06/07/24 (Call 05/07/24)	13,040	13,690,693
4.40%, 07/13/27 (Call 04/14/27)(a)	14,090	15,577,168
4.50%, 07/17/25 (Call 04/17/25)(a)	12,626	13,866,372
Santander UK Group Holdings PLC
3.82%, 11/03/28 (Call 11/03/27)(a)(c)	13,524	14,675,287
4.80%, 11/15/24 (Call 11/15/23)(c)	8,893	9,713,830
Santander UK PLC
2.88%, 06/18/24	7,353	7,661,819
4.00%, 03/13/24(a)	2,214	2,405,902
State Street Corp.
2.40%, 01/24/30(a)	3,070	3,160,547
2.65%, 05/19/26(a)	13,731	14,455,435
3.10%, 05/15/23(a)	11,639	12,253,652
3.30%, 12/16/24	2	2,165
3.55%, 08/18/25	16,092	17,702,505
3.70%, 11/20/23(a)	6,575	7,174,515
Sumitomo Mitsui Financial Group Inc.
2.35%, 01/15/25	5,325	5,451,156

Security	Par (000)	Value

Banks (continued)
2.45%, 09/27/24(a)	$7,397	$7,612,624
2.63%, 07/14/26(a)	21,009	21,796,243
2.70%, 07/16/24(a)	24,675	25,648,925
2.75%, 01/15/30	15,330	15,773,708
3.01%, 10/19/26(a)	12,704	13,539,757
3.04%, 07/16/29(a)	31,854	33,821,491
3.35%, 10/18/27(a)	6,422	6,968,969
3.36%, 07/12/27	22,413	24,183,280
3.45%, 01/11/27(a)	15,437	16,947,936
3.54%, 01/17/28(a)	10,464	11,635,714
3.75%, 07/19/23(a)	7,503	8,035,510
3.78%, 03/09/26(a)	14,410	15,918,560
3.94%, 10/16/23(a)	1,293	1,399,909
3.94%, 07/19/28(a)	2,703	3,055,153
BanksSvenska Handelsbanken AB, 3.90%, 11/20/23	6,688	7,252,787
Toronto-Dominion Bank (The)
2.65%, 06/12/24(a)	20,373	21,330,936
3.25%, 03/11/24	4,717	5,041,093
3.50%, 07/19/23(a)	14,343	15,359,940
Truist Bank
2.15%, 12/06/24 (Call 11/05/24)	9,877	10,115,549
3.20%, 04/01/24 (Call 03/01/24)(a)	11,084	11,762,105
3.30%, 05/15/26 (Call 04/15/26)(a)	6,908	7,485,000
3.63%, 09/16/25 (Call 08/16/25)	14,920	16,386,341
3.80%, 10/30/26 (Call 09/30/26)	9,391	10,485,298
Truist Financial Corp.
2.50%, 08/01/24 (Call 07/01/24)(a)	12,629	13,069,702
2.85%, 10/26/24 (Call 09/26/24)(a)	13,175	13,869,407
3.70%, 06/05/25 (Call 05/05/25)(a)	15,319	16,911,713
3.75%, 12/06/23 (Call 11/06/23)(a)	7,774	8,397,929
4.00%, 05/01/25 (Call 03/01/25)(a)	4,114	4,547,898
U.S. Bancorp.
2.40%, 07/30/24 (Call 06/28/24)(a)	9,703	10,071,241
3.00%, 07/30/29 (Call 04/30/29)(a)	10,175	10,806,034
3.10%, 04/27/26 (Call 03/27/26)(a)	15,208	16,326,897
3.38%, 02/05/24 (Call 01/05/24)(a)	16,115	17,259,025
3.60%, 09/11/24 (Call 08/11/24)(a)	8,509	9,246,873
3.70%, 01/30/24 (Call 12/29/23)(a)	7,722	8,365,160
3.90%, 04/26/28 (Call 03/24/28)(a)	8,690	10,052,250
3.95%, 11/17/25 (Call 10/17/25)	10,768	12,192,754
Series V, 2.38%, 07/22/26 (Call 06/22/26)(a)	14,027	14,679,884
Series X, 3.15%, 04/27/27 (Call 03/27/27)(a)	7,661	8,334,512
U.S. Bank N.A./Cincinnati OH
2.05%, 01/21/25 (Call 12/20/24)	6,525	6,679,957
2.80%, 01/27/25 (Call 12/27/24)(a)	18,434	19,523,123
3.40%, 07/24/23 (Call 06/23/23)	11,307	12,035,313
BanksWachovia Corp., 5.50%, 08/01/35	9,809	13,161,823
Wells Fargo &Co.
2.16%, 02/11/26 (Call 02/11/25)(c)	10,000	10,125,672
2.41%, 10/30/25 (Call 10/30/24)(c)	31,084	31,827,511
2.57%, 02/11/31 (Call 02/11/30)(c)	30,000	30,599,100
2.88%, 10/30/30 (Call 10/30/29)(a)(c)	31,061	32,287,717
3.00%, 02/19/25(a)	30,413	32,113,047
3.00%, 04/22/26(a)	41,189	43,673,220
3.00%, 10/23/26(a)	35,885	38,113,746
3.20%, 06/17/27 (Call 06/17/26)(a)(c)	29,371	31,335,077
3.30%, 09/09/24(a)	20,732	22,100,760
3.55%, 09/29/25(a)	28,308	30,838,110
3.58%, 05/22/28 (Call 05/22/27)(a)(c)	41,998	45,704,840
3.75%, 01/24/24 (Call 12/24/23)(a)	34,331	36,966,251

SCHEDULES OF INVESTMENTS

Schedule of Investments (continued) February 29, 2020	iShares® iBoxx $ Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
3.90%, 05/01/45(a)	$21,949	$26,122,111
4.10%, 06/03/26	28,608	31,886,708
4.13%, 08/15/23(a)	12,522	13,495,320
4.15%, 01/24/29 (Call 10/24/28)(a)	30,002	34,515,621
4.30%, 07/22/27(a)	26,453	29,915,449
4.40%, 06/14/46	19,530	23,299,347
4.65%, 11/04/44	19,018	23,524,572
4.75%, 12/07/46(a)	20,687	26,094,791
4.90%, 11/17/45	19,914	25,514,243
5.38%, 02/07/35	9,464	12,803,977
5.38%, 11/02/43	19,873	26,709,827
5.61%, 01/15/44	22,441	30,913,501
Wells Fargo Bank N.A.
3.55%, 08/14/23 (Call 07/14/23)(a)	19,825	21,124,515
5.85%, 02/01/37(a)	9,951	13,994,519
6.60%, 01/15/38(a)	17,481	26,582,079
Westpac Banking Corp.
2.35%, 02/19/25(a)	8,649	8,934,379
2.65%, 01/16/30(a)	9,487	9,902,095
2.70%, 08/19/26(a)	12,664	13,333,465
2.85%, 05/13/26(a)	21,110	22,350,810
3.30%, 02/26/24(a)	15,144	16,206,403
3.35%, 03/08/27(a)	10,299	11,270,259
3.40%, 01/25/28(a)	10,029	11,183,009
3.65%, 05/15/23(a)	9,786	10,473,987
4.42%, 07/24/39(a)	8,457	9,954,576

		7,995,095,831

Beverages — 3.2%
Anheuser-Busch Companies LLC/Anheuser-Busch InBev Worldwide Inc.
3.65%, 02/01/26 (Call 11/01/25)	47,051	51,407,029
4.70%, 02/01/36 (Call 08/01/35)	54,212	64,844,600
4.90%, 02/01/46 (Call 08/01/45)	99,410	122,273,604
Anheuser-Busch InBev Finance Inc.
2.63%, 01/17/23(a)	1	517
3.65%, 02/01/26 (Call 11/01/25)	6,844	7,504,616
3.70%, 02/01/24	10,307	11,117,150
4.00%, 01/17/43(a)	8,759	9,646,878
4.63%, 02/01/44(a)	10,241	12,126,843
4.90%, 02/01/46 (Call 08/01/45)(a)	13,465	16,470,147
Anheuser-Busch InBev Worldwide Inc.
3.75%, 07/15/42(a)	7,756	8,290,639
4.00%, 04/13/28 (Call 01/13/28)(a)	29,567	33,352,738
4.15%, 01/23/25 (Call 12/23/24)(a)	37,604	41,824,304
4.38%, 04/15/38 (Call 10/15/37)	14,337	16,599,120
4.44%, 10/06/48 (Call 04/06/48)(a)	17,982	20,986,663
4.60%, 04/15/48 (Call 10/15/47)(a)	26,988	32,339,054
4.75%, 01/23/29 (Call 10/23/28)(a)	39,904	47,278,798
4.75%, 04/15/58 (Call 10/15/57)(a)	16,590	20,211,771
4.90%, 01/23/31 (Call 10/23/30)	9,431	11,468,616
4.95%, 01/15/42(a)	14,263	17,526,675
5.45%, 01/23/39 (Call 07/23/38)	20,345	26,431,681
5.55%, 01/23/49 (Call 07/23/48)(a)	44,923	60,977,698
5.80%, 01/23/59 (Call 07/23/58)(a)	21,691	30,705,560
8.20%, 01/15/39	8,955	14,705,226
Coca-Cola Co. (The)
1.75%, 09/06/24(a)	7,225	7,353,164
2.13%, 09/06/29(a)	11,936	12,184,165
2.25%, 09/01/26(a)	11,874	12,409,219
2.50%, 04/01/23(a)	6,234	6,485,336

Security	Par (000)	Value

Beverages (continued)
2.88%, 10/27/25(a)	$18,297	$19,765,975
3.20%, 11/01/23(a)	11,936	12,760,447
Constellation Brands Inc.
3.15%, 08/01/29 (Call 05/01/29)(a)	9,185	9,632,383
4.25%, 05/01/23(a)	8,997	9,697,022
Diageo Capital PLC
2.38%, 10/24/29 (Call 07/24/29)(a)	7,606	7,898,893
2.63%, 04/29/23 (Call 01/29/23)(a)	10,824	11,228,377
Keurig Dr Pepper Inc.
4.06%, 05/25/23 (Call 04/25/23)(a)	19,827	21,268,736
4.42%, 05/25/25 (Call 03/25/25)	7,948	8,909,683
4.60%, 05/25/28 (Call 02/25/28)(a)	20,997	24,222,332
5.09%, 05/25/48 (Call 11/25/47)	7,444	9,494,328
Molson Coors Beverage Co.
3.00%, 07/15/26 (Call 04/15/26)(a)	24,445	25,635,995
4.20%, 07/15/46 (Call 01/15/46)(a)	18,307	18,983,530
5.00%, 05/01/42(a)	10,450	11,852,413
PepsiCo Inc.
2.38%, 10/06/26 (Call 07/06/26)(a)	12,601	13,271,904
2.63%, 07/29/29 (Call 04/29/29)(a)	14,503	15,461,676
2.75%, 03/01/23(a)	2,438	2,547,190
2.75%, 04/30/25 (Call 01/30/25)(a)	10,543	11,217,848
2.85%, 02/24/26 (Call 11/24/25)(a)	8,654	9,310,990
2.88%, 10/15/49 (Call 04/15/49)	12,768	13,507,289
3.00%, 10/15/27 (Call 07/15/27)(a)	11,701	12,767,548
3.38%, 07/29/49 (Call 01/29/49)	12,257	14,057,646
3.45%, 10/06/46 (Call 04/06/46)(a)	13,251	15,151,139
3.60%, 03/01/24 (Call 12/01/23)(a)	4,690	5,083,838
4.00%, 03/05/42	7,826	9,589,544
4.00%, 05/02/47 (Call 11/02/46)(a)	9,116	11,403,593
4.45%, 04/14/46 (Call 10/14/45)(a)	12,840	16,956,048

		1,058,198,178

Biotechnology — 1.4%
Amgen Inc.
2.20%, 02/21/27 (Call 12/21/26)	870	884,346
2.25%, 08/19/23 (Call 06/19/23)(a)	3,434	3,519,815
2.45%, 02/21/30 (Call 11/21/29)	13,590	13,814,242
2.60%, 08/19/26 (Call 05/19/26)(a)	14,363	15,000,541
3.13%, 05/01/25 (Call 02/01/25)	8,953	9,564,377
3.15%, 02/21/40 (Call 08/21/39)	15,000	15,314,292
3.20%, 11/02/27 (Call 08/02/27)(a)	7,183	7,764,959
3.38%, 02/21/50 (Call 08/21/49)(a)	14,280	14,607,323
3.63%, 05/22/24 (Call 02/22/24)(a)	10,121	10,925,471
4.40%, 05/01/45 (Call 11/01/44)(a)	22,590	26,720,952
4.56%, 06/15/48 (Call 12/15/47)(a)	13,719	16,727,456
4.66%, 06/15/51 (Call 12/15/50)	36,821	45,651,372
5.15%, 11/15/41 (Call 05/15/41)	10,960	14,213,483
BiotechnologyBaxalta Inc., 4.00%, 06/23/25 (Call 03/23/25)(a)	9,154	10,122,373
Biogen Inc.
4.05%, 09/15/25 (Call 06/15/25)	20,458	22,920,443
5.20%, 09/15/45 (Call 03/15/45)(a)	17,153	22,127,411
Gilead Sciences Inc.
2.50%, 09/01/23 (Call 07/01/23)(a)	8,216	8,501,855
2.95%, 03/01/27 (Call 12/01/26)(a)	11,075	11,834,443
3.50%, 02/01/25 (Call 11/01/24)(a)	11,486	12,458,046
3.65%, 03/01/26 (Call 12/01/25)(a)	32,183	35,520,783
3.70%, 04/01/24 (Call 01/01/24)(a)	9,010	9,679,942
4.00%, 09/01/36 (Call 03/01/36)(a)	7,141	8,348,772
4.15%, 03/01/47 (Call 09/01/46)(a)	20,548	24,725,647

2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (continued) February 29, 2020	iShares® iBoxx $ Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Biotechnology (continued)
4.50%, 02/01/45 (Call 08/01/44)	$20,436	$25,336,536
4.60%, 09/01/35 (Call 03/01/35)	8,069	10,087,017
4.75%, 03/01/46 (Call 09/01/45)	24,781	31,839,419
4.80%, 04/01/44 (Call 10/01/43)(a)	17,830	22,841,608
5.65%, 12/01/41 (Call 06/01/41)(a)	10,078	14,241,464

		465,294,388

Building Materials — 0.2%
Carrier Global Corp.
2.24%, 02/15/25 (Call 01/15/25)(b)	11,938	12,172,714
2.49%, 02/15/27 (Call 12/15/26)(b)	3,270	3,329,418
2.72%, 02/15/30 (Call 11/15/29)(b)	20,000	20,214,276
3.38%, 04/05/40 (Call 10/05/39)(b)	15,000	15,424,213
3.58%, 04/05/50 (Call 10/05/49)(b)	20,000	20,593,658

		71,734,279

Chemicals — 1.2%
Dow Chemical Co. (The)
3.50%, 10/01/24 (Call 07/01/24)(a)	7,107	7,628,647
3.63%, 05/15/26 (Call 03/15/26)(a)	10,835	11,796,834
4.38%, 11/15/42 (Call 05/15/42)(a)	10,189	11,205,656
4.80%, 05/15/49 (Call 11/15/48)	8,798	10,290,170
5.25%, 11/15/41 (Call 05/15/41)	8,739	10,559,488
5.55%, 11/30/48 (Call 05/30/48)(a)	5,838	7,403,215
7.38%, 11/01/29	10,113	13,884,201
9.40%, 05/15/39(a)	10,153	17,407,042
DuPont de Nemours Inc.
4.21%, 11/15/23 (Call 10/15/23)(a)	28,121	30,761,762
4.49%, 11/15/25 (Call 09/15/25)	24,084	27,141,327
4.73%, 11/15/28 (Call 08/15/28)	26,570	30,868,468
5.32%, 11/15/38 (Call 05/15/38)(a)	14,938	18,168,101
5.42%, 11/15/48 (Call 05/15/48)(a)	22,298	28,053,914
ChemicalsEastman Chemical Co., 4.65%, 10/15/44 (Call 04/15/44)(a)	8,695	9,950,809
ChemicalsEcolab Inc., 2.70%, 11/01/26 (Call 08/01/26)	10,755	11,412,733
LYB International Finance BV
4.00%, 07/15/23	8,563	9,212,358
4.88%, 03/15/44 (Call 09/15/43)(a)	7,814	8,974,195
5.25%, 07/15/43	11,221	13,460,782
ChemicalsLYB International Finance II BV, 3.50%, 03/02/27 (Call 12/02/26)(a)	10,113	10,873,952
ChemicalsLYB International Finance III LLC, 4.20%, 10/15/49 (Call 04/15/49)(a)	11,397	12,009,242
LyondellBasell Industries NV
4.63%, 02/26/55 (Call 08/26/54)(a)	9,059	9,854,021
5.75%, 04/15/24 (Call 01/15/24)(a)	7,400	8,495,720
ChemicalsMosaic Co. (The), 4.25%, 11/15/23 (Call 08/15/23)(a)	7,844	8,511,195
Nutrien Ltd.
4.20%, 04/01/29 (Call 01/01/29)(a)	8,873	10,136,225
5.00%, 04/01/49 (Call 10/01/48)(a)	6,835	8,551,759
ChemicalsRohm & Haas Co., 7.85%, 07/15/29	6,440	8,866,695
Sherwin-Williams Co. (The)
2.95%, 08/15/29 (Call 05/15/29)	9,024	9,438,942
3.45%, 06/01/27 (Call 03/01/27)(a)	15,400	16,788,382
4.50%, 06/01/47 (Call 12/01/46)(a)	13,427	16,145,981

		397,851,816

Commercial Services — 0.4%
Global Payments Inc.
2.65%, 02/15/25 (Call 01/15/25)(a)	10,255	10,593,267
3.20%, 08/15/29 (Call 05/15/29)	11,790	12,493,485

Security	Par (000)	Value

Commercial Services (continued)
4.15%, 08/15/49 (Call 02/15/49)	$8,818	$10,136,617
4.80%, 04/01/26 (Call 01/01/26)(a)	8,561	9,857,342
IHS Markit Ltd.
4.25%, 05/01/29 (Call 02/01/29)(a)	10,982	12,502,430
4.75%, 08/01/28 (Call 05/01/28)	8,493	9,949,467
PayPal Holdings Inc.
2.40%, 10/01/24 (Call 09/01/24)(a)	16,991	17,453,065
2.65%, 10/01/26 (Call 08/01/26)(a)	16,085	16,674,298
2.85%, 10/01/29 (Call 07/01/29)(a)	11,319	11,893,714
Commercial ServicesRELX Capital Inc., 4.00%, 03/18/29 (Call 12/18/28)(a)	6,532	7,460,393
Commercial ServicesS&P Global Inc., 4.40%, 02/15/26 (Call 11/15/25)(a)	1,939	2,232,733

		121,246,811

Computers — 3.5%
Apple Inc.
1.80%, 09/11/24 (Call 08/11/24)	7,693	7,821,895
2.05%, 09/11/26 (Call 07/11/26)	21,115	21,646,646
2.20%, 09/11/29 (Call 06/11/29)(a)	20,208	20,802,111
2.40%, 05/03/23(a)	57,765	59,685,426
2.45%, 08/04/26 (Call 05/04/26)(a)	24,133	25,299,473
2.50%, 02/09/25(a)	13,939	14,628,373
2.75%, 01/13/25 (Call 11/13/24)(a)	13,648	14,416,797
2.85%, 05/11/24 (Call 03/11/24)(a)	21,358	22,522,519
2.90%, 09/12/27 (Call 06/12/27)	24,564	26,450,923
2.95%, 09/11/49 (Call 03/11/49)(a)	14,909	15,675,989
3.00%, 02/09/24 (Call 12/09/23)(a)	18,292	19,387,427
3.00%, 06/20/27 (Call 03/20/27)(a)	6,536	7,087,508
3.00%, 11/13/27 (Call 08/13/27)(a)	16,351	17,781,346
3.20%, 05/13/25(a)	19,278	20,868,715
3.20%, 05/11/27 (Call 02/11/27)(a)	20,351	22,264,061
3.25%, 02/23/26 (Call 11/23/25)	32,839	35,833,428
3.35%, 02/09/27 (Call 11/09/26)(a)	23,380	25,740,709
3.45%, 05/06/24	25,969	28,094,584
3.45%, 02/09/45(a)	21,358	24,136,930
3.75%, 09/12/47 (Call 03/12/47)(a)	9,860	11,713,503
3.75%, 11/13/47 (Call 05/13/47)(a)	12,125	14,470,863
3.85%, 05/04/43	32,674	38,991,632
3.85%, 08/04/46 (Call 02/04/46)(a)	21,222	25,276,234
4.25%, 02/09/47 (Call 08/09/46)(a)	8,173	10,373,933
4.38%, 05/13/45(a)	21,494	27,618,991
4.45%, 05/06/44(a)	10,675	13,769,018
4.50%, 02/23/36 (Call 08/23/35)	8,489	10,811,282
4.65%, 02/23/46 (Call 08/23/45)	40,941	54,619,720
Dell International LLC/EMC Corp.
4.00%, 07/15/24 (Call 06/15/24)(b)	11,130	11,935,754
4.90%, 10/01/26 (Call 08/01/26)(a)(b)	16,370	18,228,904
5.30%, 10/01/29 (Call 07/01/29)(a)(b)	13,079	15,032,643
5.45%, 06/15/23 (Call 04/15/23)(a)(b)	37,018	40,750,014
6.02%, 06/15/26 (Call 03/15/26)(a)(b)	44,404	52,042,540
8.10%, 07/15/36 (Call 01/15/36)(a)(b)	15,584	21,315,329
8.35%, 07/15/46 (Call 01/15/46)(b)	22,781	30,993,093
Hewlett Packard Enterprise Co.
4.90%, 10/15/25 (Call 07/15/25)(a)	29,210	33,196,747
6.20%, 10/15/35 (Call 04/15/35)	7,180	8,867,300
6.35%, 10/15/45 (Call 04/15/45)(a)	16,256	20,166,358
ComputersHP Inc., 6.00%, 09/15/41(a)	11,864	13,707,382
International Business Machines Corp.
3.00%, 05/15/24	41,953	44,426,037
3.30%, 05/15/26(a)	35,179	38,412,833

SCHEDULES OF INVESTMENTS

Schedule of Investments (continued) February 29, 2020	iShares® iBoxx $ Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Computers (continued)
3.38%, 08/01/23(a)	$5,278	$5,628,802
3.45%, 02/19/26(a)	14,477	15,878,912
3.50%, 05/15/29(a)	37,097	41,544,444
3.63%, 02/12/24(a)	22,329	24,159,531
4.00%, 06/20/42(a)	7,959	9,484,658
4.15%, 05/15/39	21,858	26,420,624
4.25%, 05/15/49(a)	31,395	39,089,271

		1,149,071,212

Cosmetics & Personal Care — 0.3%
Procter & Gamble Co. (The)
2.45%, 11/03/26(a)	13,335	14,389,689
2.85%, 08/11/27(a)	10,166	11,159,692
3.10%, 08/15/23	13,260	14,131,638
5.55%, 03/05/37	1,520	2,240,583
Unilever Capital Corp.
2.13%, 09/06/29 (Call 06/06/29)(a)	18,260	18,587,334
2.60%, 05/05/24 (Call 03/05/24)(a)	1,966	2,056,184
2.90%, 05/05/27 (Call 02/05/27)(a)	5,039	5,433,337
3.50%, 03/22/28 (Call 12/22/27)(a)	9,568	10,744,141
5.90%, 11/15/32(a)	7,408	10,499,761

		89,242,359

Diversified Financial Services — 2.9%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
2.88%, 08/14/24 (Call 07/14/24)(a)	8,534	8,733,988
3.50%, 01/15/25 (Call 11/15/24)(a)	9,213	9,655,111
3.65%, 07/21/27 (Call 04/21/27)(a)	11,283	11,719,626
4.88%, 01/16/24 (Call 12/16/23)(a)	3,500	3,809,423
Air Lease Corp.
2.30%, 02/01/25 (Call 01/01/25)(a)	4,411	4,498,821
3.00%, 09/15/23 (Call 07/15/23)(a)	1,955	2,033,856
3.75%, 06/01/26 (Call 04/01/26)(a)	10,593	11,337,926
Ally Financial Inc.
3.88%, 05/21/24 (Call 04/21/24)(a)	8,333	8,736,067
8.00%, 11/01/31	21,070	29,129,275
American Express Co.
2.50%, 07/30/24 (Call 06/30/24)(a)	14,844	15,370,705
3.00%, 10/30/24 (Call 09/29/24)(a)	19,754	20,871,636
3.13%, 05/20/26 (Call 04/20/26)(a)	14,672	15,859,672
3.40%, 02/27/23 (Call 01/27/23)	16,738	17,612,289
3.40%, 02/22/24 (Call 01/22/24)(a)	10,654	11,371,568
3.70%, 08/03/23 (Call 07/03/23)(a)	8,497	9,083,162
4.05%, 12/03/42(a)	10,881	13,664,464
4.20%, 11/06/25 (Call 10/06/25)(a)	12,115	13,682,669
Diversified Financial ServicesAmerican Express Credit Corp., 3.30%, 05/03/27 (Call 04/03/27)(a)	18,504	20,290,304
Diversified Financial ServicesAmeriprise Financial Inc., 4.00%, 10/15/23(a)	7,369	8,025,035
Brookfield Finance Inc.
4.00%, 04/01/24 (Call 02/01/24)(a)	10,201	11,119,099
4.70%, 09/20/47 (Call 03/20/47)(a)	8,648	10,592,805
4.85%, 03/29/29 (Call 12/29/28)(a)	12,438	14,827,987
Capital One Financial Corp.
3.20%, 02/05/25 (Call 01/05/25)(a)	11,748	12,509,195
3.30%, 10/30/24 (Call 09/30/24)(a)	14,150	15,063,467
3.50%, 06/15/23(a)	9,568	10,114,419
3.75%, 04/24/24 (Call 03/24/24)(a)	9,040	9,758,272
3.75%, 07/28/26 (Call 06/28/26)	13,143	14,088,917
3.75%, 03/09/27 (Call 02/09/27)(a)	13,978	15,208,267

Security	Par (000)	Value

Diversified Financial Services (continued)
3.80%, 01/31/28 (Call 12/31/27)(a)	$14,834	$16,177,082
3.90%, 01/29/24 (Call 12/29/23)(a)	14,577	15,679,358
4.20%, 10/29/25 (Call 09/29/25)(a)	16,460	17,950,865
4.25%, 04/30/25 (Call 03/31/25)	9,244	10,328,536
Diversified Financial ServicesCharles Schwab Corp. (The), 3.85%, 05/21/25 (Call 03/21/25)(a)	10,929	12,183,208
CME Group Inc.
3.00%, 03/15/25 (Call 12/15/24)(a)	14,895	15,980,579
5.30%, 09/15/43 (Call 03/15/43)	7,740	11,238,173
Diversified Financial ServicesDiscover Financial Services, 4.10%, 02/09/27 (Call 11/09/26)	13,193	14,442,341
GE Capital International Funding Co. Unlimited Co.
3.37%, 11/15/25(a)	17,266	18,479,724
4.42%, 11/15/35(a)	120,029	137,096,980
Intercontinental Exchange Inc.
3.75%, 12/01/25 (Call 09/01/25)	19,564	21,626,431
4.00%, 10/15/23(a)	3,501	3,814,021
4.25%, 09/21/48 (Call 03/21/48)	12,871	15,645,069
Diversified Financial ServicesJefferies Financial Group Inc., 5.50%, 10/18/23 (Call 01/18/23)(a)	2,095	2,300,901
Jefferies Group LLC/Jefferies Group Capital Finance Inc.
4.15%, 01/23/30	10,422	11,288,076
4.85%, 01/15/27(a)	8,264	9,151,825
Mastercard Inc.
2.00%, 03/03/25 (Call 02/03/25)(a)	2,353	2,414,547
2.95%, 11/21/26 (Call 08/21/26)(a)	9,868	10,624,285
2.95%, 06/01/29 (Call 03/01/29)	22,196	24,050,267
3.38%, 04/01/24(a)	8,360	9,012,152
3.65%, 06/01/49 (Call 12/01/48)	6,605	7,912,196
Nomura Holdings Inc.
2.65%, 01/16/25	4,700	4,825,618
3.10%, 01/16/30	18,085	18,686,966
Synchrony Financial
3.95%, 12/01/27 (Call 09/01/27)(a)	11,033	11,839,138
4.25%, 08/15/24 (Call 05/15/24)	11,988	12,960,532
4.50%, 07/23/25 (Call 04/23/25)(a)	12,587	13,892,141
Diversified Financial ServicesTD Ameritrade Holding Corp., 3.30%, 04/01/27 (Call 01/01/27)(a)	10,313	11,170,746
Visa Inc.
2.75%, 09/15/27 (Call 06/15/27)	6,553	7,009,860
2.80%, 12/14/22 (Call 10/14/22)	12,081	12,559,515
3.15%, 12/14/25 (Call 09/14/25)	42,945	46,651,523
3.65%, 09/15/47 (Call 03/15/47)(a)	9,050	10,738,591
4.15%, 12/14/35 (Call 06/14/35)	14,215	17,603,538
4.30%, 12/14/45 (Call 06/14/45)(a)	35,083	45,366,697

		949,469,506

Electric — 1.9%
Berkshire Hathaway Energy Co.
3.80%, 07/15/48 (Call 01/15/48)(a)	7,993	9,149,077
4.45%, 01/15/49 (Call 07/15/48)	10,868	13,723,729
4.50%, 02/01/45 (Call 08/01/44)	7,311	9,080,087
5.15%, 11/15/43 (Call 05/15/43)(a)	8,113	10,887,566
6.13%, 04/01/36(a)	17,548	25,012,782
ElectricCommonwealth Edison Co., 4.00%, 03/01/48 (Call 09/01/47)	7,522	9,036,277
ElectricConnecticut Light & Power Co. (The), 4.00%, 04/01/48 (Call 10/01/47)(a)	7,166	8,841,027
Consolidated Edison Co. of New York Inc.
4.45%, 03/15/44 (Call 09/15/43)(a)	7,122	8,792,885

2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (continued) February 29, 2020	iShares® iBoxx $ Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
4.63%, 12/01/54 (Call 06/01/54)	$8,242	$10,656,737
ElectricDominion Energy Inc., 3.90%, 10/01/25 (Call 07/01/25)(a)	5,963	6,590,877
Duke Energy Carolinas LLC
3.20%, 08/15/49 (Call 02/15/49)(a)	10,360	11,112,866
5.30%, 02/15/40	8,500	11,731,299
Duke Energy Corp.
2.65%, 09/01/26 (Call 06/01/26)(a)	17,212	17,958,944
3.15%, 08/15/27 (Call 05/15/27)(a)	8,372	8,978,388
3.75%, 04/15/24 (Call 01/15/24)(a)	11,107	11,963,422
3.75%, 09/01/46 (Call 03/01/46)(a)	14,783	16,392,576
ElectricDuke Energy Florida LLC, 6.40%, 06/15/38	8,864	13,540,427
Emera U.S. Finance LP
3.55%, 06/15/26 (Call 03/15/26)(a)	11,272	12,238,819
4.75%, 06/15/46 (Call 12/15/45)(a)	11,349	13,764,252
ElectricEntergy Corp., 2.95%, 09/01/26 (Call 06/01/26)(a)	8,297	8,729,965
Evergy Inc.
2.45%, 09/15/24 (Call 08/15/24)(a)	5,055	5,204,643
2.90%, 09/15/29 (Call 06/15/29)(a)	10,135	10,595,331
Exelon Corp.
3.40%, 04/15/26 (Call 01/15/26)	8,648	9,359,308
3.95%, 06/15/25 (Call 03/15/25)(a)	11,320	12,421,058
4.45%, 04/15/46 (Call 10/15/45)(a)	11,874	14,236,037
Exelon Generation Co. LLC
5.60%, 06/15/42 (Call 12/15/41)	5,280	6,293,261
6.25%, 10/01/39(a)	9,298	11,733,049
FirstEnergy Corp.
Series B, 3.90%, 07/15/27 (Call 04/15/27)	19,221	21,436,145
Series B, 4.25%, 03/15/23 (Call 12/15/22)(a)	1,537	1,646,004
Series C, 3.40%, 03/01/50 (Call 09/01/49)	10,000	10,098,456
Series C, 4.85%, 07/15/47 (Call 01/15/47)(a)	9,016	11,091,783
Series C, 7.38%, 11/15/31	14,964	21,774,069
Florida Power & Light Co.
3.15%, 10/01/49 (Call 04/01/49)(a)	9,924	10,960,709
3.95%, 03/01/48 (Call 09/01/47)	9,701	12,033,285
ElectricGeorgia Power Co., 4.30%, 03/15/42	11,450	13,412,416
MidAmerican Energy Co.
3.65%, 04/15/29 (Call 01/15/29)	1,539	1,741,669
4.25%, 07/15/49 (Call 01/15/49)	9,380	12,055,778
NextEra Energy Capital Holdings Inc.
2.75%, 11/01/29 (Call 08/01/29)(a)	11,835	12,356,905
3.15%, 04/01/24 (Call 03/01/24)(a)	9,846	10,443,024
3.55%, 05/01/27 (Call 02/01/27)	6,478	7,129,713
ElectricPublic Service Enterprise Group Inc., 2.88%, 06/15/24 (Call 05/15/24)(a)	5,730	6,007,094
Sempra Energy
3.25%, 06/15/27 (Call 03/15/27)(a)	5,876	6,289,945
3.40%, 02/01/28 (Call 11/01/27)(a)	10,561	11,345,525
3.80%, 02/01/38 (Call 08/01/37)(a)	12,219	13,455,822
4.00%, 02/01/48 (Call 08/01/47)(a)	8,916	9,848,630
6.00%, 10/15/39(a)	7,505	10,242,729
Southern California Edison Co.
4.00%, 04/01/47 (Call 10/01/46)(a)	17,851	20,258,920
4.65%, 10/01/43 (Call 04/01/43)(a)	9,994	12,197,784
Series C, 4.13%, 03/01/48 (Call 09/01/47)	13,411	15,374,370
Southern Co. (The)
2.95%, 07/01/23 (Call 05/01/23)(a)	16,412	17,119,470
3.25%, 07/01/26 (Call 04/01/26)	20,028	21,496,319
4.40%, 07/01/46 (Call 01/01/46)(a)	19,838	23,144,423

Security	Par (000)	Value

Electric (continued)
Virginia Electric & Power Co.
Series A, 3.15%, 01/15/26 (Call 10/15/25)(a)	$5,866	$6,334,126
Series A, 3.50%, 03/15/27 (Call 12/15/26)	6,901	7,611,276

		634,931,078

Electronics — 0.1%
ElectronicsFortive Corp., 3.15%, 06/15/26 (Call 03/15/26)(a)	4,808	5,093,762
Honeywell International Inc.
2.30%, 08/15/24 (Call 07/15/24)(a)	6,439	6,685,254
2.50%, 11/01/26 (Call 08/01/26)(a)	11,568	12,249,257
2.70%, 08/15/29 (Call 05/15/29)(a)	7,064	7,558,786
ElectronicsRoper Technologies Inc., 4.20%, 09/15/28 (Call 06/15/28)(a)	6,156	7,083,402

		38,670,461

Environmental Control — 0.2%
Republic Services Inc.
2.50%, 08/15/24 (Call 07/15/24)(a)	7,454	7,728,059
3.95%, 05/15/28 (Call 02/15/28)(a)	5,121	5,824,711
Waste Management Inc.
2.95%, 06/15/24 (Call 05/15/24)(a)	10,493	11,067,252
3.15%, 11/15/27 (Call 08/15/27)(a)	9,581	10,317,158
3.20%, 06/15/26 (Call 04/15/26)(a)	11,849	12,834,378
3.45%, 06/15/29 (Call 03/15/29)(a)	10,027	11,075,384
4.10%, 03/01/45 (Call 09/01/44)(a)	5,535	6,754,042
4.15%, 07/15/49 (Call 01/15/49)(a)	9,864	12,277,943

		77,878,927

Food — 0.8%
Campbell Soup Co.
3.95%, 03/15/25 (Call 01/15/25)(a)	10,475	11,456,869
4.15%, 03/15/28 (Call 12/15/27)(a)	7,665	8,537,876
Conagra Brands Inc.
4.30%, 05/01/24 (Call 04/01/24)	8,175	8,925,045
4.60%, 11/01/25 (Call 09/01/25)	9,739	10,905,540
4.85%, 11/01/28 (Call 08/01/28)(a)	12,577	14,627,900
5.30%, 11/01/38 (Call 05/01/38)(a)	9,606	11,625,268
5.40%, 11/01/48 (Call 05/01/48)(a)	10,889	13,772,238
General Mills Inc.
3.20%, 02/10/27 (Call 11/10/26)(a)	5,738	6,208,088
3.70%, 10/17/23 (Call 09/17/23)(a)	3,086	3,318,583
4.00%, 04/17/25 (Call 02/17/25)(a)	9,134	10,123,914
4.20%, 04/17/28 (Call 01/17/28)(a)	15,789	18,117,011
FoodJM Smucker Co. (The), 3.50%, 03/15/25(a)	8,262	8,967,265
FoodKellogg Co., 3.25%, 04/01/26(a)	5,168	5,569,397
Kroger Co. (The)
2.65%, 10/15/26 (Call 07/15/26)(a)	7,690	7,997,722
3.95%, 01/15/50 (Call 07/15/49)(a)	9,860	10,211,662
4.45%, 02/01/47 (Call 08/01/46)(a)	7,259	8,038,666
FoodMcCormick &Co. Inc./MD, 3.40%, 08/15/27 (Call 05/15/27)(a)	4,931	5,388,745
FoodMondelez International Inc., 3.63%, 05/07/23 (Call 04/07/23)(a)	9,420	10,037,944
Sysco Corp.
3.25%, 07/15/27 (Call 04/15/27)	9,530	10,335,507
3.30%, 07/15/26 (Call 04/15/26)(a)	4,548	4,955,933
3.75%, 10/01/25 (Call 07/01/25)(a)	8,918	9,877,107
Tyson Foods Inc.
3.55%, 06/02/27 (Call 03/02/27)	9,547	10,470,386
3.95%, 08/15/24 (Call 05/15/24)(a)	8,013	8,778,447
4.00%, 03/01/26 (Call 01/01/26)(a)	10,336	11,529,649

SCHEDULES OF INVESTMENTS

Schedule of Investments (continued) February 29, 2020	iShares® iBoxx $ Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Food (continued)
4.35%, 03/01/29 (Call 12/01/28)(a)	$11,705	$13,695,889
4.55%, 06/02/47 (Call 12/02/46)(a)	7,222	8,743,855
5.10%, 09/28/48 (Call 03/28/48)(a)	16,469	21,458,545

		273,675,051

Forest Products & Paper — 0.1%
International Paper Co.
3.00%, 02/15/27 (Call 11/15/26)(a)	9,347	9,925,190
3.65%, 06/15/24 (Call 03/15/24)(a)	1,048	1,130,802
4.35%, 08/15/48 (Call 02/15/48)(a)	11,415	12,661,433
4.40%, 08/15/47 (Call 02/15/47)	12,930	14,213,833
4.80%, 06/15/44 (Call 12/15/43)	8,278	9,560,096

		47,491,354

Gas — 0.2%
GasAtmos Energy Corp., 4.13%, 10/15/44 (Call 04/15/44)	5,733	6,916,698
NiSource Inc.
2.95%, 09/01/29 (Call 06/01/29)(a)	7,360	7,705,522
3.49%, 05/15/27 (Call 02/15/27)(a)	9,664	10,574,305
3.95%, 03/30/48 (Call 09/30/47)(a)	4,753	5,302,578
4.38%, 05/15/47 (Call 11/15/46)(a)	12,711	14,928,872
4.80%, 02/15/44 (Call 08/15/43)	8,602	10,444,499

		55,872,474

Health Care – Products — 1.1%
Abbott Laboratories
2.95%, 03/15/25 (Call 12/15/24)(a)	13,980	14,882,349
3.40%, 11/30/23 (Call 09/30/23)(a)	7,671	8,218,320
3.75%, 11/30/26 (Call 08/30/26)(a)	17,759	19,998,445
4.75%, 11/30/36 (Call 05/30/36)(a)	15,646	20,529,641
4.90%, 11/30/46 (Call 05/30/46)(a)	33,761	47,026,001
Boston Scientific Corp.
3.45%, 03/01/24 (Call 02/01/24)(a)	6,152	6,577,901
3.75%, 03/01/26 (Call 01/01/26)(a)	9,126	10,084,768
3.85%, 05/15/25	4,348	4,774,598
4.00%, 03/01/29 (Call 12/01/28)(a)	10,751	12,340,193
4.55%, 03/01/39 (Call 09/01/38)(a)	5,279	6,520,896
4.70%, 03/01/49 (Call 09/01/48)	10,115	13,166,133
DH Europe Finance II Sarl
2.60%, 11/15/29 (Call 08/15/29)	7,369	7,666,374
3.25%, 11/15/39 (Call 05/15/39)	8,993	9,769,602
3.40%, 11/15/49 (Call 05/15/49)(a)	10,503	11,638,481
Medtronic Inc.
3.50%, 03/15/25(a)	30,341	33,334,176
4.38%, 03/15/35	21,753	27,765,403
4.63%, 03/15/45	18,088	24,429,343
Stryker Corp.
3.38%, 11/01/25 (Call 08/01/25)(a)	7,837	8,563,308
3.50%, 03/15/26 (Call 12/15/25)	11,887	13,124,010
4.63%, 03/15/46 (Call 09/15/45)(a)	8,776	11,385,292
Thermo Fisher Scientific Inc.
2.60%, 10/01/29 (Call 07/01/29)(a)	12,238	12,663,898
2.95%, 09/19/26 (Call 06/19/26)(a)	13,503	14,513,574
3.00%, 04/15/23 (Call 02/15/23)	8,969	9,375,841
3.20%, 08/15/27 (Call 05/15/27)(a)	4,926	5,343,375
4.10%, 08/15/47 (Call 02/15/47)(a)	7,194	8,810,488
4.15%, 02/01/24 (Call 11/01/23)	546	596,928
Health Care – ProductsZimmer Biomet Holdings Inc., 3.55%, 04/01/25 (Call 01/01/25)(a)	15,039	16,257,203

		379,356,541

Security	Par (000)	Value

Health Care – Services — 2.2%
Aetna Inc.
2.80%, 06/15/23 (Call 04/15/23)(a)	$4,842	$4,991,399
3.50%, 11/15/24 (Call 08/15/24)(a)	11,474	12,345,298
3.88%, 08/15/47 (Call 02/15/47)(a)	10,494	11,024,174
6.63%, 06/15/36	8,704	12,069,010
Anthem Inc.
2.38%, 01/15/25 (Call 12/15/24)(a)	11,686	12,012,267
2.88%, 09/15/29 (Call 06/15/29)(a)	3,136	3,223,392
3.35%, 12/01/24 (Call 10/01/24)(a)	9,409	10,055,219
3.50%, 08/15/24 (Call 05/15/24)(a)	12,160	13,055,500
3.65%, 12/01/27 (Call 09/01/27)(a)	14,287	15,621,314
3.70%, 09/15/49 (Call 03/15/49)(a)	8,797	9,014,457
4.10%, 03/01/28 (Call 12/01/27)(a)	11,451	12,814,146
4.38%, 12/01/47 (Call 06/01/47)(a)	15,085	17,162,296
4.55%, 03/01/48 (Call 09/01/47)(a)	9,362	10,984,254
4.63%, 05/15/42(a)	9,471	10,996,695
4.65%, 01/15/43	10,107	11,846,192
4.65%, 08/15/44 (Call 02/15/44)	8,337	9,738,130
CommonSpirit Health
2.76%, 10/01/24 (Call 07/01/24)(a)	11,070	11,601,941
3.35%, 10/01/29 (Call 04/01/29)	3,857	4,104,669
4.19%, 10/01/49 (Call 04/01/49)(a)	10,353	11,366,229
HCA Inc.
4.13%, 06/15/29 (Call 03/15/29)(a)	21,060	23,053,310
4.50%, 02/15/27 (Call 08/15/26)(a)	9,386	10,378,550
4.75%, 05/01/23(a)	4,046	4,402,232
5.00%, 03/15/24(a)	20,119	22,332,026
5.13%, 06/15/39 (Call 12/15/38)(a)	9,708	11,277,212
5.25%, 04/15/25	16,215	18,513,001
5.25%, 06/15/26 (Call 12/15/25)	25,117	28,865,572
5.25%, 06/15/49 (Call 12/15/48)	18,267	21,165,587
5.50%, 06/15/47 (Call 12/15/46)	16,839	19,956,753
Health Care – ServicesHumana Inc., 4.95%, 10/01/44 (Call 04/01/44)(a)	7,134	8,808,072
Kaiser Foundation Hospitals
4.15%, 05/01/47 (Call 11/01/46)	20,547	26,361,037
Series 2019, 3.27%, 11/01/49 (Call 05/01/49)	3,469	3,856,047
Laboratory Corp. of America Holdings
3.60%, 02/01/25 (Call 11/01/24)(a)	16,395	17,689,823
4.70%, 02/01/45 (Call 08/01/44)(a)	7,679	9,207,359
Health Care – ServicesQuest Diagnostics Inc., 2.95%, 06/30/30 (Call 03/30/30)	8,415	8,698,427
UnitedHealth Group Inc.
2.38%, 08/15/24(a)	8,445	8,748,378
2.88%, 03/15/23	8,710	9,096,674
2.88%, 08/15/29(a)	9,642	10,258,897
2.95%, 10/15/27(a)	11,807	12,608,211
3.10%, 03/15/26(a)	11,175	12,005,678
3.45%, 01/15/27(a)	5,331	5,849,727
3.50%, 06/15/23(a)	5,553	5,916,650
3.50%, 02/15/24	8,543	9,180,543
3.50%, 08/15/39 (Call 02/15/39)(a)	13,435	14,804,208
3.70%, 08/15/49 (Call 02/15/49)(a)	13,825	15,622,987
3.75%, 07/15/25(a)	19,866	21,979,814
3.75%, 10/15/47 (Call 04/15/47)	9,955	11,249,642
3.85%, 06/15/28	10,803	12,217,853
3.88%, 12/15/28	8,281	9,451,427
3.88%, 08/15/59 (Call 02/15/59)	13,761	15,671,525
4.20%, 01/15/47 (Call 07/15/46)	8,694	10,409,544
4.25%, 03/15/43 (Call 09/15/42)(a)	5,149	6,141,769

2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (continued) February 29, 2020	iShares® iBoxx $ Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care – Services (continued)
4.25%, 06/15/48 (Call 12/15/47)(a)	$13,563	$16,400,302
4.45%, 12/15/48 (Call 06/15/48)	11,170	13,911,536
4.63%, 07/15/35	9,974	12,564,924
4.75%, 07/15/45	16,935	21,840,377
5.80%, 03/15/36	9,919	13,608,278
6.88%, 02/15/38	11,777	17,990,716

		726,121,250

Holding Companies – Diversified — 0.1%
Ares Capital Corp.
3.25%, 07/15/25 (Call 06/15/25)(a)	5,177	5,231,626
4.20%, 06/10/24 (Call 05/10/24)	12,175	12,964,526

		18,196,152

Insurance — 2.1%
InsuranceAflac Inc., 3.63%, 11/15/24(a)	6,891	7,517,672
American International Group Inc.
3.75%, 07/10/25 (Call 04/10/25)(a)	19,013	20,744,999
3.88%, 01/15/35 (Call 07/15/34)	12,428	14,021,966
3.90%, 04/01/26 (Call 01/01/26)(a)	14,036	15,567,991
4.13%, 02/15/24(a)	6,358	6,946,161
4.20%, 04/01/28 (Call 01/01/28)(a)	5,045	5,725,319
4.38%, 01/15/55 (Call 07/15/54)(a)	9,352	10,844,389
4.50%, 07/16/44 (Call 01/16/44)(a)	24,137	29,557,494
4.75%, 04/01/48 (Call 10/01/47)(a)	10,828	13,807,332
4.80%, 07/10/45 (Call 01/10/45)(a)	6,723	8,413,633
6.25%, 05/01/36(a)	6,711	9,217,085
InsuranceAon Corp., 3.75%, 05/02/29 (Call 02/02/29)(a)	6,258	6,964,327
InsuranceAon PLC, 3.88%, 12/15/25 (Call 09/15/25)(a)	9,620	10,738,043
InsuranceAthene Holding Ltd., 4.13%, 01/12/28 (Call 10/12/27)(a)	8,415	9,054,585
Berkshire Hathaway Finance Corp.
4.20%, 08/15/48 (Call 02/15/48)(a)	24,908	30,895,818
4.25%, 01/15/49 (Call 07/15/48)(a)	22,879	28,451,121
5.75%, 01/15/40(a)	3,926	5,687,581
Berkshire Hathaway Inc.
2.75%, 03/15/23 (Call 01/15/23)(a)	12,921	13,413,290
3.13%, 03/15/26 (Call 12/15/25)(a)	31,006	33,564,882
4.50%, 02/11/43(a)	10,991	13,882,398
Brighthouse Financial Inc.
3.70%, 06/22/27 (Call 03/22/27)(a)	20,965	21,263,967
4.70%, 06/22/47 (Call 12/22/46)	13,772	13,032,444
InsuranceChubb Corp. (The), 6.00%, 05/11/37(a)	10,662	15,574,524
Chubb INA Holdings Inc.
3.15%, 03/15/25	12,108	13,155,068
3.35%, 05/03/26 (Call 02/03/26)(a)	15,207	16,700,711
4.35%, 11/03/45 (Call 05/03/45)(a)	17,848	22,922,204
Equitable Holdings Inc.
3.90%, 04/20/23 (Call 03/20/23)(a)	7,508	8,015,837
4.35%, 04/20/28 (Call 01/20/28)(a)	14,821	16,653,919
5.00%, 04/20/48 (Call 10/20/47)	15,317	17,322,519
Marsh & McLennan Companies Inc.
3.88%, 03/15/24 (Call 02/15/24)(a)	9,791	10,618,863
4.38%, 03/15/29 (Call 12/15/28)	15,382	17,896,686
4.90%, 03/15/49 (Call 09/15/48)(a)	13,563	17,944,158
MetLife Inc.
3.60%, 04/10/24(a)	7,296	7,955,480
4.05%, 03/01/45(a)	8,967	10,768,234
4.13%, 08/13/42	7,891	9,423,854
4.60%, 05/13/46 (Call 11/13/45)(a)	8,082	10,484,534

Security	Par (000)	Value

Insurance (continued)
4.88%, 11/13/43	$11,489	$15,022,267
5.70%, 06/15/35(a)	12,276	17,456,279
5.88%, 02/06/41	6,546	9,539,210
6.38%, 06/15/34(a)	8,733	12,999,333
Series D, 4.37%, 09/15/23(a)	5,558	6,145,597
InsuranceProgressive Corp. (The), 4.13%, 04/15/47 (Call 10/15/46)	9,017	11,157,547
Prudential Financial Inc.
3.70%, 03/13/51 (Call 09/13/50)(a)	16,026	17,219,338
3.91%, 12/07/47 (Call 06/07/47)(a)	10,670	11,868,088
3.94%, 12/07/49 (Call 06/07/49)(a)	9,750	11,120,976
4.35%, 02/25/50 (Call 08/25/49)(a)	9,590	11,424,570
4.60%, 05/15/44(a)	8,585	10,570,976
5.70%, 12/14/36(a)	5,491	7,658,752
Travelers Companies Inc. (The)
5.35%, 11/01/40(a)	6,149	8,756,453
6.25%, 06/15/37(a)	10,742	15,893,153

		691,581,627

Internet — 1.0%
Alphabet Inc.
2.00%, 08/15/26 (Call 05/15/26)	17,098	17,672,103
3.38%, 02/25/24(a)	1,194	1,295,063
Amazon.com Inc.
2.80%, 08/22/24 (Call 06/22/24)	21,555	22,725,109
3.15%, 08/22/27 (Call 05/22/27)	37,607	41,223,823
3.80%, 12/05/24 (Call 09/05/24)(a)	9,038	9,955,657
3.88%, 08/22/37 (Call 02/22/37)	29,429	35,395,415
4.05%, 08/22/47 (Call 02/22/47)(a)	36,411	46,831,442
4.25%, 08/22/57 (Call 02/22/57)(a)	22,452	30,111,920
4.80%, 12/05/34 (Call 06/05/34)(a)	14,567	19,286,124
4.95%, 12/05/44 (Call 06/05/44)(a)	16,267	22,840,648
5.20%, 12/03/25 (Call 09/03/25)	8,599	10,242,825
InternetBooking Holdings Inc., 3.60%, 06/01/26 (Call 03/01/26)	11,407	12,466,686
eBay Inc.
3.45%, 08/01/24 (Call 05/01/24)(a)	9,247	9,866,259
3.60%, 06/05/27 (Call 03/05/27)(a)	7,029	7,571,324
4.00%, 07/15/42 (Call 01/15/42)(a)	9,091	9,154,637
Expedia Group Inc.
3.25%, 02/15/30 (Call 11/15/29)(a)(b)	14,469	14,421,262
3.80%, 02/15/28 (Call 11/15/27)	13,886	14,264,288
5.00%, 02/15/26 (Call 11/15/25)(a)	1,261	1,437,307

		326,761,892

Iron & Steel — 0.1%
ArcelorMittal SA
3.60%, 07/16/24	9,477	9,892,720
4.55%, 03/11/26(a)	7,245	7,953,544

		17,846,264

Lodging — 0.1%
Las Vegas Sands Corp.
3.20%, 08/08/24 (Call 07/08/24)	19,731	20,531,209
3.50%, 08/18/26 (Call 06/18/26)(a)	9,059	9,568,062
3.90%, 08/08/29 (Call 05/08/29)(a)	9,102	9,688,587
LodgingMarriott International Inc./MD, Series R, 3.13%, 06/15/26 (Call 03/15/26)	903	958,683

		40,746,541

Machinery — 0.5%
ABB Finance USA Inc.
3.80%, 04/03/28 (Call 01/03/28)(a)	8,642	9,762,532

SCHEDULES OF INVESTMENTS

Schedule of Investments (continued) February 29, 2020	iShares® iBoxx $ Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Machinery (continued)
4.38%, 05/08/42	$7,100	$9,150,210
MachineryCaterpillar Financial Services Corp., 2.15%, 11/08/24(a)	850	874,883
Caterpillar Inc.
3.25%, 09/19/49 (Call 03/19/49)(a)	10,148	10,930,578
3.40%, 05/15/24 (Call 02/15/24)(a)	12,342	13,227,384
3.80%, 08/15/42(a)	17,757	21,114,328
5.20%, 05/27/41	7,822	10,817,200
MachineryDeere & Co., 3.90%, 06/09/42 (Call 12/09/41)(a)	11,855	14,433,374
John Deere Capital Corp.
2.80%, 03/06/23(a)	9,385	9,796,641
3.45%, 03/13/25	4,574	4,980,887
Otis Worldwide Corp.
2.06%, 04/05/25 (Call 03/05/25)(b)	11,280	11,505,979
2.57%, 02/15/30 (Call 11/15/29)(a)(b)	12,500	12,847,166
3.11%, 02/15/40 (Call 08/15/39)(b)	10,000	10,455,469
3.36%, 02/15/50 (Call 08/15/49)(b)	10,550	10,907,119
MachineryWabtec Corp., 4.40%, 03/15/24 (Call 02/15/24)	6,742	7,325,944
Westinghouse Air Brake Technologies Corp.
3.45%, 11/15/26 (Call 08/15/26)(a)	3,647	3,809,291
4.95%, 09/15/28 (Call 06/15/28)(a)	14,308	16,403,357

		178,342,342

Manufacturing — 0.9%
3M Co.
2.00%, 02/14/25 (Call 01/14/25)(a)	7,585	7,737,962
2.38%, 08/26/29 (Call 05/26/29)(a)	13,245	13,563,248
2.88%, 10/15/27 (Call 07/15/27)(a)	9,624	10,244,980
3.25%, 02/14/24 (Call 01/14/24)(a)	7,377	7,878,964
3.25%, 08/26/49 (Call 02/26/49)(a)	9,026	9,470,681
3.38%, 03/01/29 (Call 12/01/28)(a)	8,941	9,838,077
4.00%, 09/14/48 (Call 03/14/48)(a)	12,430	14,742,682
Eaton Corp.
2.75%, 11/02/22	9,180	9,544,030
4.15%, 11/02/42(a)	8,819	10,850,214
General Electric Co.
3.38%, 03/11/24(a)	6,549	6,935,877
4.13%, 10/09/42(a)	8,560	9,339,739
4.50%, 03/11/44	7,172	8,285,447
5.88%, 01/14/38(a)	33,353	42,838,573
6.15%, 08/07/37(a)	10,728	14,120,201
6.88%, 01/10/39	22,739	32,031,895
Series A, 6.75%, 03/15/32	31,205	42,065,516
Illinois Tool Works Inc.
2.65%, 11/15/26 (Call 08/15/26)(a)	6,425	6,843,481
3.90%, 09/01/42 (Call 03/01/42)(a)	9,315	11,521,433
ManufacturingIngersoll-Rand Luxembourg Finance SA, 3.80%, 03/21/29 (Call 12/21/28)(a)	6,090	6,833,252
Parker-Hannifin Corp.
3.25%, 06/14/29 (Call 03/14/29)(a)	12,961	14,008,845
4.00%, 06/14/49 (Call 12/14/48)(a)	6,543	7,531,098

		296,226,195

Media — 4.8%
Charter Communications Operating LLC/Charter Communications Operating Capital
3.75%, 02/15/28 (Call 11/15/27)(a)	16,658	17,650,004
4.20%, 03/15/28 (Call 12/15/27)	12,111	13,200,047
4.50%, 02/01/24 (Call 01/01/24)(a)	10,071	10,988,771

Security	Par (000)	Value

Media (continued)
4.80%, 03/01/50 (Call 09/01/49)(a)	$29,023	$31,321,125
4.91%, 07/23/25 (Call 04/23/25)(a)	53,675	60,143,890
5.05%, 03/30/29 (Call 12/30/28)(a)	7,268	8,403,549
5.13%, 07/01/49 (Call 01/01/49)(a)	10,363	11,528,684
5.38%, 04/01/38 (Call 10/01/37)(a)	6,064	6,969,500
5.38%, 05/01/47 (Call 11/01/46)	26,313	30,125,214
5.75%, 04/01/48 (Call 10/01/47)	26,653	31,662,882
6.38%, 10/23/35 (Call 04/23/35)(a)	17,655	23,282,639
6.48%, 10/23/45 (Call 04/23/45)	38,929	49,729,318
Comcast Corp.
2.35%, 01/15/27 (Call 10/15/26)(a)	15,838	16,363,445
2.65%, 02/01/30 (Call 11/01/29)(a)	11,593	12,128,554
2.75%, 03/01/23 (Call 02/01/23)(a)	2,292	2,389,048
3.00%, 02/01/24 (Call 01/01/24)(a)	14,916	15,752,451
3.15%, 03/01/26 (Call 12/01/25)(a)	26,460	28,512,404
3.15%, 02/15/28 (Call 11/15/27)	19,947	21,566,816
3.20%, 07/15/36 (Call 01/15/36)(a)	7,929	8,594,624
3.25%, 11/01/39 (Call 05/01/39)(a)	10,264	11,093,436
3.30%, 02/01/27 (Call 11/01/26)(a)	8,638	9,388,013
3.38%, 02/15/25 (Call 11/15/24)(a)	14,953	16,138,691
3.38%, 08/15/25 (Call 05/15/25)(a)	17,580	19,084,755
3.40%, 07/15/46 (Call 01/15/46)(a)	14,515	15,747,267
3.45%, 02/01/50 (Call 08/01/49)(a)	19,521	21,504,744
3.55%, 05/01/28 (Call 02/01/28)(a)	14,982	16,653,811
3.60%, 03/01/24(a)	5,459	5,893,563
3.70%, 04/15/24 (Call 03/15/24)	21,919	23,789,850
3.90%, 03/01/38 (Call 09/01/37)(a)	10,625	12,505,765
3.95%, 10/15/25 (Call 08/15/25)(a)	30,724	34,413,919
3.97%, 11/01/47 (Call 05/01/47)(a)	21,184	25,163,059
4.00%, 08/15/47 (Call 02/15/47)(a)	10,086	11,931,862
4.00%, 03/01/48 (Call 09/01/47)	10,869	12,759,659
4.00%, 11/01/49 (Call 05/01/49)(a)	21,576	25,611,471
4.05%, 11/01/52 (Call 05/01/52)	15,558	18,522,410
4.15%, 10/15/28 (Call 07/15/28)	41,683	48,294,653
4.20%, 08/15/34 (Call 02/15/34)	12,553	15,089,340
4.25%, 10/15/30 (Call 07/15/30)	18,038	21,383,791
4.25%, 01/15/33(a)	19,702	23,800,101
4.40%, 08/15/35 (Call 02/15/35)	7,676	9,450,790
4.60%, 10/15/38 (Call 04/15/38)(a)	31,861	40,230,235
4.60%, 08/15/45 (Call 02/15/45)(a)	17,718	22,666,712
4.65%, 07/15/42(a)	13,434	17,139,011
4.70%, 10/15/48 (Call 04/15/48)(a)	42,480	55,683,098
4.75%, 03/01/44(a)	7,729	9,997,142
4.95%, 10/15/58 (Call 04/15/58)	25,955	35,480,238
5.65%, 06/15/35(a)	8,868	12,378,819
6.45%, 03/15/37	7,337	10,838,092
6.50%, 11/15/35	10,144	15,281,453
6.95%, 08/15/37	8,717	13,443,009
7.05%, 03/15/33	8,813	13,314,232
Discovery Communications LLC
2.95%, 03/20/23 (Call 02/20/23)(a)	13,168	13,631,209
3.95%, 03/20/28 (Call 12/20/27)	21,608	23,437,180
4.13%, 05/15/29 (Call 02/15/29)(a)	8,877	9,797,112
4.88%, 04/01/43(a)	9,835	11,160,692
5.00%, 09/20/37 (Call 03/20/37)(a)	4,872	5,544,830
5.20%, 09/20/47 (Call 03/20/47)(a)	15,136	17,884,745
5.30%, 05/15/49 (Call 11/15/48)(a)	9,281	11,214,036
6.35%, 06/01/40(a)	7,929	10,503,264
Fox Corp.
4.03%, 01/25/24 (Call 12/25/23)(a)(b)	13,831	14,972,475

2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (continued) February 29, 2020	iShares® iBoxx $ Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Media (continued)
4.71%, 01/25/29 (Call 10/25/28)(a)(b)	$21,328	$25,075,210
5.48%, 01/25/39 (Call 07/25/38)(a)(b)	12,677	16,255,903
5.58%, 01/25/49 (Call 07/25/48)(b)	14,841	19,779,096
NBCUniversal Media LLC
4.45%, 01/15/43(a)	6,559	8,096,500
5.95%, 04/01/41(a)	12,591	18,395,436
Time Warner Cable LLC
4.50%, 09/15/42 (Call 03/15/42)(a)	11,484	11,951,743
5.50%, 09/01/41 (Call 03/01/41)(a)	12,328	14,393,977
5.88%, 11/15/40 (Call 05/15/40)(a)	13,703	17,029,873
6.55%, 05/01/37(a)	16,541	21,560,853
6.75%, 06/15/39(a)	16,041	21,347,015
7.30%, 07/01/38(a)	12,706	17,803,449
Time Warner Entertainment Co. LP
8.38%, 03/15/23(a)	6,689	7,974,569
8.38%, 07/15/33	11,902	17,566,709
TWDC Enterprises 18 Corp.
1.85%, 07/30/26(a)	9,619	9,796,570
2.95%, 06/15/27(a)	8,477	9,201,900
3.00%, 02/13/26(a)	8,393	9,139,178
3.15%, 09/17/25(a)	4,794	5,229,991
4.13%, 06/01/44	10,803	13,550,288
ViacomCBS Inc.
4.00%, 01/15/26 (Call 10/15/25)	9,411	10,438,261
4.25%, 09/01/23 (Call 06/01/23)(a)	1,542	1,672,325
4.38%, 03/15/43(a)	14,641	15,671,110
5.85%, 09/01/43 (Call 03/01/43)(a)	12,048	15,224,389
6.88%, 04/30/36	12,170	16,718,332
7.88%, 07/30/30(a)	8,267	11,900,084
Walt Disney Co. (The)
1.75%, 08/30/24 (Call 07/30/24)	4,453	4,520,761
2.00%, 09/01/29 (Call 06/01/29)(a)	17,361	17,470,864
2.75%, 09/01/49 (Call 03/01/49)(a)	20,755	21,049,096
6.20%, 12/15/34	11,838	17,702,301
6.40%, 12/15/35(a)	8,646	13,087,840
6.65%, 11/15/37	15,617	24,433,042

		1,597,168,164

Metal Fabricate & Hardware — 0.0%
Metal Fabricate & HardwarePrecision Castparts Corp., 3.25%, 06/15/25 (Call 03/15/25)	94	101,953

Mining — 0.5%
MiningBarrick Gold Corp., 5.25%, 04/01/42	7,868	10,191,706
Barrick North America Finance LLC
5.70%, 05/30/41	9,246	12,249,630
5.75%, 05/01/43(a)	7,684	10,696,235
MiningBarrick PD Australia Finance Pty Ltd., 5.95%, 10/15/39(a)	7,535	10,285,426
BHP Billiton Finance USA Ltd.
4.13%, 02/24/42	11,433	13,776,393
5.00%, 09/30/43(a)	25,493	34,306,746
Newmont Corp.
3.70%, 03/15/23 (Call 12/15/22)(a)	520	551,062
4.88%, 03/15/42 (Call 09/15/41)	9,775	12,293,566
6.25%, 10/01/39(a)	10,096	14,685,029
MiningRio Tinto Alcan Inc., 6.13%, 12/15/33	6,967	9,856,981
Rio Tinto Finance USA Ltd.
3.75%, 06/15/25 (Call 03/15/25)	11,187	12,378,305
5.20%, 11/02/40(a)	11,351	15,627,663
7.13%, 07/15/28	5,783	7,978,875

Security	Par (000)	Value

Mining (continued)
MiningRio Tinto Finance USA PLC, 4.13%, 08/21/42 (Call 02/21/42)	$10,741	$12,980,469

		177,858,086

Oil & Gas — 5.5%
Apache Corp.
4.25%, 01/15/44 (Call 07/15/43)(a)	9,439	8,481,262
4.38%, 10/15/28 (Call 07/15/28)	2,912	3,077,073
4.75%, 04/15/43 (Call 10/15/42)(a)	16,331	15,344,550
5.10%, 09/01/40 (Call 03/01/40)(a)	15,622	15,456,185
BP Capital Markets America Inc.
2.75%, 05/10/23(a)	723	748,657
3.02%, 01/16/27 (Call 10/16/26)(a)	10,673	11,313,650
3.12%, 05/04/26 (Call 02/04/26)(a)	14,540	15,593,599
3.22%, 11/28/23 (Call 09/28/23)	8,804	9,304,719
3.22%, 04/14/24 (Call 02/14/24)	10,756	11,422,863
3.41%, 02/11/26 (Call 12/11/25)(a)	10,450	11,368,831
3.79%, 02/06/24 (Call 01/06/24)	11,482	12,389,228
3.80%, 09/21/25 (Call 07/21/25)(a)	14,360	15,883,221
3.94%, 09/21/28 (Call 06/21/28)(a)	5,995	6,778,845
4.23%, 11/06/28 (Call 08/06/28)(a)	25,013	28,965,047
BP Capital Markets PLC
3.28%, 09/19/27 (Call 06/19/27)(a)	15,365	16,530,317
3.51%, 03/17/25(a)	13,358	14,514,494
3.54%, 11/04/24(a)	15,091	16,330,552
3.72%, 11/28/28 (Call 08/28/28)	9,654	10,757,457
3.81%, 02/10/24	15,098	16,327,577
3.99%, 09/26/23	5,007	5,418,452
Canadian Natural Resources Ltd.
3.85%, 06/01/27 (Call 03/01/27)(a)	12,208	13,029,767
4.95%, 06/01/47 (Call 12/01/46)(a)	9,132	10,863,687
6.25%, 03/15/38(a)	10,962	14,277,912
Cenovus Energy Inc.
4.25%, 04/15/27 (Call 01/15/27)(a)	10,261	10,798,360
5.40%, 06/15/47 (Call 12/15/46)(a)	9,888	10,840,719
6.75%, 11/15/39	14,847	17,855,124
Chevron Corp.
2.57%, 05/16/23 (Call 03/16/23)(a)	2,382	2,464,778
2.90%, 03/03/24 (Call 01/03/24)(a)	10,551	11,093,914
2.95%, 05/16/26 (Call 02/16/26)(a)	26,266	28,088,172
3.19%, 06/24/23 (Call 03/24/23)(a)	12,400	13,064,841
3.33%, 11/17/25 (Call 08/17/25)(a)	14,695	16,041,141
Cimarex Energy Co.
3.90%, 05/15/27 (Call 02/15/27)	9,922	10,255,782
4.38%, 06/01/24 (Call 03/01/24)(a)	2,438	2,587,158
Concho Resources Inc.
3.75%, 10/01/27 (Call 07/01/27)(a)	13,311	13,861,397
4.30%, 08/15/28 (Call 05/15/28)	10,949	11,813,790
4.88%, 10/01/47 (Call 04/01/47)(a)	7,948	8,824,664
Oil & GasConocoPhillips, 6.50%, 02/01/39	29,236	43,311,804
ConocoPhillips Co.
4.30%, 11/15/44 (Call 05/15/44)	7,225	8,669,336
4.95%, 03/15/26 (Call 12/15/25)	15,977	18,738,308
Oil & GasConocoPhillips Holding Co., 6.95%, 04/15/29	15,554	21,309,218
Continental Resources Inc./OK
3.80%, 06/01/24 (Call 03/01/24)(a)	1,490	1,515,735
4.38%, 01/15/28 (Call 10/15/27)(a)	14,908	14,517,735
4.50%, 04/15/23 (Call 01/15/23)(a)	12,280	13,027,554
Devon Energy Corp.
4.75%, 05/15/42 (Call 11/15/41)(a)	2,374	2,458,491
5.00%, 06/15/45 (Call 12/15/44)(a)	10,529	11,359,773

SCHEDULES OF INVESTMENTS

Schedule of Investments (continued) February 29, 2020	iShares® iBoxx $ Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
5.60%, 07/15/41 (Call 01/15/41)(a)	$15,206	$17,428,571
Diamondback Energy Inc.
2.88%, 12/01/24 (Call 11/01/24)(a)	10,350	10,452,405
3.25%, 12/01/26 (Call 10/01/26)(a)	10,604	10,751,608
3.50%, 12/01/29 (Call 09/01/29)(a)	13,016	12,914,605
5.38%, 05/31/25 (Call 05/31/20)(a)	1,040	1,085,500
EOG Resources Inc.
2.63%, 03/15/23 (Call 12/15/22)	1,855	1,912,468
4.15%, 01/15/26 (Call 10/15/25)(a)	12,412	13,947,516
Equinor ASA
2.65%, 01/15/24	7,489	7,822,800
3.25%, 11/18/49 (Call 05/18/49)(a)	10,294	10,926,437
3.63%, 09/10/28 (Call 06/10/28)(a)	2,946	3,308,855
3.70%, 03/01/24(a)	8,995	9,748,053
3.95%, 05/15/43(a)	8,271	9,602,060
4.80%, 11/08/43(a)	7,687	10,084,409
5.10%, 08/17/40(a)	7,898	10,466,956
Exxon Mobil Corp.
2.02%, 08/16/24 (Call 07/16/24)(a)	7,291	7,441,156
2.28%, 08/16/26 (Call 06/16/26)	16,155	16,602,216
2.44%, 08/16/29 (Call 05/16/29)	13,284	13,799,584
2.71%, 03/06/25 (Call 12/06/24)(a)	17,385	18,253,165
2.73%, 03/01/23 (Call 01/01/23)	1,894	1,962,960
3.00%, 08/16/39 (Call 02/16/39)(a)	5,600	5,849,899
3.04%, 03/01/26 (Call 12/01/25)(a)	27,110	29,171,572
3.10%, 08/16/49 (Call 02/16/49)(a)	17,112	17,634,250
3.18%, 03/15/24 (Call 12/15/23)	2,396	2,543,871
3.57%, 03/06/45 (Call 09/06/44)(a)	10,343	11,484,757
4.11%, 03/01/46 (Call 09/01/45)(a)	26,648	32,379,630
Hess Corp.
4.30%, 04/01/27 (Call 01/01/27)(a)	4,506	4,779,927
5.60%, 02/15/41(a)	13,753	14,837,896
6.00%, 01/15/40(a)	7,838	8,754,315
Husky Energy Inc.
4.00%, 04/15/24 (Call 01/15/24)(a)	340	365,699
4.40%, 04/15/29 (Call 01/15/29)(a)	11,518	12,420,571
Marathon Oil Corp.
3.85%, 06/01/25 (Call 03/01/25)(a)	7,909	8,357,337
4.40%, 07/15/27 (Call 04/15/27)(a)	11,888	13,017,800
6.60%, 10/01/37(a)	7,754	9,430,039
Marathon Petroleum Corp.
3.63%, 09/15/24 (Call 06/15/24)(a)	4,862	5,175,850
4.75%, 09/15/44 (Call 03/15/44)(a)	8,208	9,178,456
6.50%, 03/01/41 (Call 09/01/40)	13,290	17,830,541
Oil & GasNewfield Exploration Co., 5.63%, 07/01/24(a)	8,240	9,146,850
Noble Energy Inc.
5.05%, 11/15/44 (Call 05/15/44)(a)	8,074	8,325,101
5.25%, 11/15/43 (Call 05/15/43)(a)	10,609	11,205,761
6.00%, 03/01/41 (Call 09/01/40)(a)	9,030	10,444,953
Occidental Petroleum Corp.
2.90%, 08/15/24 (Call 07/15/24)(a)	30,940	31,309,764
3.00%, 02/15/27 (Call 11/15/26)(a)	7,804	7,798,721
3.20%, 08/15/26 (Call 06/15/26)	11,840	12,058,595
3.40%, 04/15/26 (Call 01/15/26)(a)	13,050	13,349,756
3.50%, 06/15/25 (Call 03/15/25)(a)	11,105	11,592,854
3.50%, 08/15/29 (Call 05/15/29)(a)	17,380	17,463,905
4.10%, 02/15/47 (Call 08/15/46)	7,400	6,656,240
4.20%, 03/15/48 (Call 09/15/47)(a)	9,272	8,614,967
4.30%, 08/15/39 (Call 02/15/39)(a)	5,653	5,507,851
4.40%, 04/15/46 (Call 10/15/45)(a)	13,124	12,017,647

Security	Par (000)	Value

Oil & Gas (continued)
4.40%, 08/15/49 (Call 02/15/49)(a)	$8,895	$8,462,000
4.63%, 06/15/45 (Call 12/15/44)	7,278	7,001,637
5.55%, 03/15/26 (Call 12/15/25)	12,623	14,463,640
6.45%, 09/15/36(a)	18,237	21,515,954
6.60%, 03/15/46 (Call 09/15/45)	10,597	12,816,392
7.50%, 05/01/31	8,406	11,585,985
Oil & GasOvintiv Inc., 6.50%, 08/15/34(a)	7,317	7,934,409
Phillips 66
3.90%, 03/15/28 (Call 12/15/27)(a)	8,010	8,872,188
4.65%, 11/15/34 (Call 05/15/34)(a)	10,966	13,387,918
4.88%, 11/15/44 (Call 05/15/44)(a)	17,932	21,576,164
5.88%, 05/01/42(a)	15,400	21,372,795
Shell International Finance BV
2.00%, 11/07/24 (Call 10/07/24)(a)	15,663	15,936,581
2.38%, 11/07/29 (Call 08/07/29)(a)	17,909	18,217,373
2.50%, 09/12/26(a)	9,377	9,790,101
2.88%, 05/10/26(a)	19,055	20,298,396
3.13%, 11/07/49 (Call 05/07/49)(a)	13,250	13,599,886
3.25%, 05/11/25(a)	25,167	27,203,259
3.40%, 08/12/23(a)	5,291	5,644,494
3.50%, 11/13/23 (Call 10/13/23)	5,411	5,792,937
3.75%, 09/12/46(a)	14,676	16,664,183
3.88%, 11/13/28 (Call 08/13/28)	21,816	24,698,720
4.00%, 05/10/46	24,559	28,899,118
4.13%, 05/11/35	12,773	15,445,771
4.38%, 05/11/45	32,825	40,434,137
4.55%, 08/12/43(a)	14,593	18,295,033
5.50%, 03/25/40(a)	1,609	2,256,877
6.38%, 12/15/38	29,425	44,470,653
Suncor Energy Inc.
3.60%, 12/01/24 (Call 09/01/24)(a)	8,039	8,707,777
4.00%, 11/15/47 (Call 05/15/47)(a)	6,826	7,565,992
6.50%, 06/15/38	11,030	15,357,844
6.80%, 05/15/38	10,050	14,410,067
6.85%, 06/01/39	7,913	11,501,406
Oil & GasTotal Capital Canada Ltd., 2.75%, 07/15/23(a)	4,254	4,440,897
Total Capital International SA
2.43%, 01/10/25 (Call 10/10/24)(a)	13,435	13,944,428
2.83%, 01/10/30 (Call 10/10/29)(a)	13,296	14,054,679
3.46%, 02/19/29 (Call 11/19/28)(a)	11,475	12,700,026
3.46%, 07/12/49 (Call 01/12/49)(a)	11,273	12,249,432
3.70%, 01/15/24(a)	9,889	10,716,472
3.75%, 04/10/24(a)	10,540	11,439,022
Oil & GasTotal Capital SA, 3.88%, 10/11/28	13,421	15,316,534
Valero Energy Corp.
3.40%, 09/15/26 (Call 06/15/26)(a)	16,682	17,887,777
4.00%, 04/01/29 (Call 01/01/29)(a)	13,705	14,810,300
4.35%, 06/01/28 (Call 03/01/28)(a)	853	950,749
6.63%, 06/15/37(a)	15,589	20,603,723
7.50%, 04/15/32(a)	8,364	11,602,366

		1,808,788,530

Oil & Gas Services — 0.5%
Oil & Gas ServicesBaker Hughes a GE Co. LLC, 5.13%, 09/15/40(a)	9,408	11,452,909
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor Inc.
3.34%, 12/15/27 (Call 09/15/27)(a)	22,088	23,152,003
4.08%, 12/15/47 (Call 06/15/47)(a)	15,228	16,324,210
Halliburton Co.
3.50%, 08/01/23 (Call 05/01/23)	2,098	2,208,852

2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (continued) February 29, 2020	iShares® iBoxx $ Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas Services (continued)
3.80%, 11/15/25 (Call 08/15/25)(a)	$25,169	$27,567,120
4.75%, 08/01/43 (Call 02/01/43)(a)	9,017	9,736,185
4.85%, 11/15/35 (Call 05/15/35)(a)	9,520	11,035,630
5.00%, 11/15/45 (Call 05/15/45)	19,333	20,782,722
6.70%, 09/15/38(a)	9,825	12,809,678
7.45%, 09/15/39(a)	10,007	14,087,367
Oil & Gas ServicesSchlumberger Investment SA, 3.65%, 12/01/23 (Call 09/01/23)	12,609	13,459,047

		162,615,723

Packaging & Containers — 0.1%
WRKCo Inc.
4.65%, 03/15/26 (Call 01/15/26)(a)	9,511	10,889,921
4.90%, 03/15/29 (Call 12/15/28)(a)	6,779	7,992,490

		18,882,411

Pharmaceuticals — 9.4%
AbbVie Inc.
2.60%, 11/21/24 (Call 10/21/24)(a)(b)	37,334	38,606,746
2.85%, 05/14/23 (Call 03/14/23)(a)	12,837	13,320,257
2.95%, 11/21/26 (Call 09/21/26)(b)	40,381	42,352,893
3.20%, 05/14/26 (Call 02/14/26)(a)	22,224	23,586,158
3.20%, 11/21/29 (Call 08/21/29)(a)(b)	56,814	60,059,051
3.60%, 05/14/25 (Call 02/14/25)(a)	41,421	44,666,737
3.75%, 11/14/23 (Call 10/14/23)(a)	8,049	8,618,212
4.05%, 11/21/39 (Call 05/21/39)(b)	41,820	46,443,485
4.25%, 11/14/28 (Call 08/14/28)(a)	20,234	23,065,536
4.25%, 11/21/49 (Call 05/21/49)(a)(b)	63,153	70,916,120
4.30%, 05/14/36 (Call 11/14/35)(a)	7,702	8,894,387
4.40%, 11/06/42(a)	27,339	31,596,549
4.45%, 05/14/46 (Call 11/14/45)(a)	21,542	24,803,765
4.50%, 05/14/35 (Call 11/14/34)	24,816	29,179,849
4.70%, 05/14/45 (Call 11/14/44)(a)	27,030	31,878,068
4.88%, 11/14/48 (Call 05/14/48)(a)	18,501	22,736,023
PharmaceuticalsAllergan Finance LLC, 3.25%, 10/01/22 (Call 07/01/22)	7,144	7,416,116
Allergan Funding SCS
3.45%, 03/15/22 (Call 01/15/22)	2,953	3,057,772
3.80%, 03/15/25 (Call 12/15/24)(a)	43,057	46,852,014
3.85%, 06/15/24 (Call 03/15/24)	12,685	13,701,084
4.55%, 03/15/35 (Call 09/15/34)	19,731	23,212,016
4.75%, 03/15/45 (Call 09/15/44)	11,110	13,340,501
4.85%, 06/15/44 (Call 12/15/43)	12,101	14,329,066
PharmaceuticalsAmerisourceBergen Corp., 3.45%, 12/15/27 (Call 09/15/27)	5,863	6,359,639
AstraZeneca PLC
3.13%, 06/12/27 (Call 03/12/27)	8,164	8,778,575
3.38%, 11/16/25(a)	24,840	27,099,553
3.50%, 08/17/23 (Call 07/17/23)(a)	1,966	2,097,272
4.00%, 01/17/29 (Call 10/17/28)(a)	10,189	11,795,921
4.00%, 09/18/42	11,825	14,146,828
4.38%, 11/16/45(a)	8,480	10,781,475
4.38%, 08/17/48 (Call 02/17/48)(a)	5,657	7,279,637
6.45%, 09/15/37(a)	30,418	45,360,560
Becton Dickinson and Co.
3.36%, 06/06/24 (Call 04/06/24)(a)	15,531	16,536,941
3.70%, 06/06/27 (Call 03/06/27)	21,502	23,683,726
3.73%, 12/15/24 (Call 09/15/24)	16,077	17,432,056
4.67%, 06/06/47 (Call 12/06/46)(a)	13,944	17,860,068
4.69%, 12/15/44 (Call 06/15/44)	10,187	12,720,298

Security	Par (000)	Value

Pharmaceuticals (continued)
Bristol-Myers Squibb Co.
2.90%, 07/26/24 (Call 06/26/24)(b)	$38,175	$40,206,422
3.20%, 06/15/26 (Call 04/15/26)(a)(b)	28,720	31,364,394
3.25%, 02/27/27	6,628	7,273,128
3.40%, 07/26/29 (Call 04/26/29)(a)(b)	39,136	43,873,612
3.45%, 11/15/27 (Call 08/15/27)(a)(b)	7,586	8,422,907
3.63%, 05/15/24 (Call 02/15/24)(b)	13,536	14,599,866
3.88%, 08/15/25 (Call 05/15/25)(a)(b)	28,950	32,061,589
3.90%, 02/20/28 (Call 11/20/27)(a)(b)	20,445	23,194,773
4.13%, 06/15/39 (Call 12/15/38)(a)(b)	18,900	22,928,673
4.25%, 10/26/49 (Call 04/26/49)(a)(b)	39,661	50,852,874
4.35%, 11/15/47 (Call 05/15/47)(b)	12,113	15,465,635
4.55%, 02/20/48 (Call 08/20/47)(a)(b)	14,329	18,758,578
4.63%, 05/15/44 (Call 11/15/43)(a)(b)	8,395	10,866,750
5.00%, 08/15/45 (Call 02/15/45)(a)(b)	19,858	27,116,580
Cardinal Health Inc.
3.08%, 06/15/24 (Call 04/15/24)(a)	7,561	7,944,965
3.41%, 06/15/27 (Call 03/15/27)(a)	12,489	13,271,137
Cigna Corp.
3.00%, 07/15/23 (Call 05/16/23)(b)	1,852	1,930,287
3.25%, 04/15/25 (Call 01/15/25)(b)	13,547	14,491,920
3.40%, 03/01/27 (Call 12/01/26)(b)	8,356	8,984,604
3.75%, 07/15/23 (Call 06/15/23)(a)	25,988	27,693,603
3.88%, 10/15/47 (Call 04/15/47)(a)(b)	8,956	9,540,309
4.13%, 11/15/25 (Call 09/15/25)(a)	32,319	35,947,315
4.38%, 10/15/28 (Call 07/15/28)(a)	39,899	45,417,287
4.50%, 02/25/26 (Call 11/27/25)(a)(b)	13,888	15,688,633
4.80%, 08/15/38 (Call 02/15/38)	22,006	26,466,508
4.80%, 07/15/46 (Call 01/16/46)(a)(b)	13,785	16,527,865
4.90%, 12/15/48 (Call 06/15/48)(a)	30,966	38,326,977
CVS Health Corp.
2.63%, 08/15/24 (Call 07/15/24)(a)	10,086	10,416,960
2.88%, 06/01/26 (Call 03/01/26)	18,288	19,013,207
3.00%, 08/15/26 (Call 06/15/26)(a)	1,280	1,341,742
3.25%, 08/15/29 (Call 05/15/29)(a)	5,178	5,447,481
3.70%, 03/09/23 (Call 02/09/23)(a)	43,554	45,932,893
3.88%, 07/20/25 (Call 04/20/25)(a)	26,684	29,061,136
4.00%, 12/05/23 (Call 09/05/23)	4,866	5,237,484
4.10%, 03/25/25 (Call 01/25/25)(a)	61,151	66,997,763
4.30%, 03/25/28 (Call 12/25/27)(a)	93,208	104,131,101
4.78%, 03/25/38 (Call 09/25/37)	56,216	66,106,784
5.05%, 03/25/48 (Call 09/25/47)	88,426	108,843,572
5.13%, 07/20/45 (Call 01/20/45)(a)	38,489	47,064,222
5.30%, 12/05/43 (Call 06/05/43)	2,222	2,755,253
Eli Lilly & Co.
3.38%, 03/15/29 (Call 12/15/28)(a)	13,944	15,545,779
3.95%, 03/15/49 (Call 09/15/48)(a)	12,639	15,501,893
4.15%, 03/15/59 (Call 09/15/58)	10,607	13,320,838
GlaxoSmithKline Capital Inc.
2.80%, 03/18/23(a)	11,397	11,904,880
3.38%, 05/15/23(a)	3,306	3,508,616
3.63%, 05/15/25(a)	9,840	10,878,273
3.88%, 05/15/28(a)	19,108	21,922,341
6.38%, 05/15/38	28,818	43,201,251
GlaxoSmithKline Capital PLC
3.00%, 06/01/24 (Call 05/01/24)	9,063	9,639,084
3.38%, 06/01/29 (Call 03/01/29)	10,521	11,701,725
Johnson & Johnson
2.45%, 03/01/26 (Call 12/01/25)(a)	21,161	22,265,077
2.63%, 01/15/25 (Call 11/15/24)(a)	7,616	8,067,815

SCHEDULES OF INVESTMENTS

Schedule of Investments (continued) February 29, 2020	iShares® iBoxx $ Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
2.90%, 01/15/28 (Call 10/15/27)(a)	$16,561	$18,042,564
2.95%, 03/03/27 (Call 12/03/26)(a)	13,323	14,520,790
3.38%, 12/05/23(a)	8,712	9,463,886
3.40%, 01/15/38 (Call 07/15/37)(a)	10,599	12,051,083
3.50%, 01/15/48 (Call 07/15/47)(a)	12,332	14,692,894
3.55%, 03/01/36 (Call 09/01/35)(a)	9,918	11,509,921
3.63%, 03/03/37 (Call 09/03/36)(a)	16,077	18,841,480
3.70%, 03/01/46 (Call 09/01/45)(a)	17,287	20,971,463
3.75%, 03/03/47 (Call 09/03/46)(a)	9,411	11,532,194
4.38%, 12/05/33 (Call 06/05/33)	13,601	17,088,394
5.95%, 08/15/37(a)	10,851	16,356,758
PharmaceuticalsMead Johnson Nutrition Co., 4.13%, 11/15/25 (Call 08/15/25)(a)	6,145	6,892,424
Merck & Co. Inc.
2.75%, 02/10/25 (Call 11/10/24)(a)	24,924	26,377,361
2.80%, 05/18/23(a)	22,208	23,193,891
2.90%, 03/07/24 (Call 02/07/24)(a)	7,771	8,237,378
3.40%, 03/07/29 (Call 12/07/28)(a)	18,228	20,401,705
3.70%, 02/10/45 (Call 08/10/44)(a)	22,301	26,514,058
3.90%, 03/07/39 (Call 09/07/38)(a)	8,378	10,218,339
4.00%, 03/07/49 (Call 09/07/48)(a)	13,955	17,620,764
4.15%, 05/18/43(a)	13,871	17,622,105
Mylan Inc.
4.55%, 04/15/28 (Call 01/15/28)(a)	10,299	11,503,417
5.20%, 04/15/48 (Call 10/15/47)(a)	6,509	7,545,823
Mylan NV
3.95%, 06/15/26 (Call 03/15/26)	21,478	23,198,796
3.95%, 06/15/26 (Call 03/15/26)(b)	1,922	2,082,583
5.25%, 06/15/46 (Call 12/15/45)(a)	9,661	11,234,088
Novartis Capital Corp.
1.75%, 02/14/25 (Call 01/14/25)	10,000	10,176,421
2.00%, 02/14/27 (Call 12/14/26)	10,000	10,227,977
2.20%, 08/14/30 (Call 05/14/30)	15,000	15,475,823
2.75%, 08/14/50 (Call 02/14/50)	15,000	15,558,302
3.00%, 11/20/25 (Call 08/20/25)(a)	16,600	17,958,939
3.10%, 05/17/27 (Call 02/17/27)(a)	10,958	11,938,382
3.40%, 05/06/24(a)	12,067	13,067,257
4.00%, 11/20/45 (Call 05/20/45)(a)	11,229	14,099,717
4.40%, 05/06/44(a)	20,785	27,184,386
Pfizer Inc.
2.75%, 06/03/26(a)	15,697	16,805,811
2.95%, 03/15/24 (Call 02/15/24)(a)	4,249	4,494,966
3.00%, 06/15/23(a)	9,623	10,164,059
3.00%, 12/15/26(a)	18,273	19,845,448
3.20%, 09/15/23 (Call 08/15/23)(a)	4,457	4,738,061
3.40%, 05/15/24(a)	11,780	12,752,808
3.45%, 03/15/29 (Call 12/15/28)(a)	20,394	22,820,609
3.60%, 09/15/28 (Call 06/15/28)	13,435	15,243,716
3.90%, 03/15/39 (Call 09/15/38)(a)	8,199	9,819,385
4.00%, 12/15/36(a)	3,346	4,002,215
4.00%, 03/15/49 (Call 09/15/48)(a)	11,724	14,547,431
4.13%, 12/15/46	11,193	13,913,580
4.20%, 09/15/48 (Call 03/15/48)(a)	11,619	14,687,766
4.30%, 06/15/43	9,000	11,348,343
4.40%, 05/15/44	11,486	14,683,986
7.20%, 03/15/39(a)	24,836	41,547,345
Sanofi
3.38%, 06/19/23 (Call 05/19/23)(a)	7,847	8,363,960
3.63%, 06/19/28 (Call 03/19/28)(a)	3,367	3,855,270

Security	Par (000)	Value

Pharmaceuticals (continued)
Shire Acquisitions Investments Ireland DAC
2.88%, 09/23/23 (Call 07/23/23)	$15,827	$16,427,597
3.20%, 09/23/26 (Call 06/23/26)(a)	32,162	34,490,587
Takeda Pharmaceutical Co. Ltd.
4.40%, 11/26/23 (Call 10/26/23)	9,512	10,436,644
5.00%, 11/26/28 (Call 08/26/28)(a)	19,110	23,301,656
Wyeth LLC
5.95%, 04/01/37(a)	23,445	33,991,417
6.50%, 02/01/34	11,487	17,170,386
Zoetis Inc.
3.00%, 09/12/27 (Call 06/12/27)	12,811	13,706,685
3.25%, 02/01/23 (Call 11/01/22)	7,594	7,969,886
4.50%, 11/13/25 (Call 08/13/25)(a)	7,166	8,186,927
4.70%, 02/01/43 (Call 08/01/42)(a)	9,561	12,275,396

		3,108,582,618

Pipelines — 3.8%
Cheniere Corpus Christi Holdings LLC
3.70%, 11/15/29 (Call 05/18/29)(b)	16,700	16,718,621
5.13%, 06/30/27 (Call 01/01/27)	16,517	17,995,452
5.88%, 03/31/25 (Call 10/02/24)	16,092	18,047,537
7.00%, 06/30/24 (Call 01/01/24)	8,439	9,667,323
PipelinesEnable Midstream Partners LP, 4.95%, 05/15/28 (Call 02/15/28)(a)	8,904	9,021,385
Enbridge Inc.
3.13%, 11/15/29 (Call 08/15/29)(a)	12,337	12,786,909
4.00%, 10/01/23 (Call 07/01/23)(a)	4,785	5,138,074
4.25%, 12/01/26 (Call 09/01/26)(a)	11,960	13,526,327
5.50%, 12/01/46 (Call 06/01/46)	7,897	10,535,464
Energy Transfer Operating LP
2.90%, 05/15/25 (Call 04/15/25)	15,960	16,255,199
3.75%, 05/15/30 (Call 02/15/30)	17,935	18,177,644
4.05%, 03/15/25 (Call 12/15/24)(a)	10,994	11,763,518
4.25%, 03/15/23 (Call 12/15/22)	2,727	2,888,265
4.50%, 04/15/24 (Call 03/15/24)	9,130	9,873,103
4.75%, 01/15/26 (Call 10/15/25)(a)	11,469	12,644,891
4.95%, 06/15/28 (Call 03/15/28)(a)	9,575	10,546,615
5.00%, 05/15/50 (Call 11/15/49)	23,275	23,509,179
5.15%, 03/15/45 (Call 09/15/44)	5,075	5,153,104
5.25%, 04/15/29 (Call 01/15/29)(a)	20,268	22,780,612
5.30%, 04/15/47 (Call 10/15/46)(a)	8,633	8,961,269
5.50%, 06/01/27 (Call 03/01/27)(a)	8,002	9,155,368
5.88%, 01/15/24 (Call 10/15/23)(a)	7,117	7,981,372
6.13%, 12/15/45 (Call 06/15/45)(a)	11,267	12,677,995
6.25%, 04/15/49 (Call 10/15/48)(a)	17,145	19,807,716
6.50%, 02/01/42 (Call 08/01/41)(a)	8,665	10,161,518
Series 30Y, 6.00%, 06/15/48 (Call 12/15/47)	10,870	12,237,042
Enterprise Products Operating LLC
2.80%, 01/31/30 (Call 10/31/29)(a)	12,315	12,591,176
3.13%, 07/31/29 (Call 04/30/29)(a)	13,701	14,310,722
3.35%, 03/15/23 (Call 12/15/22)(a)	8,715	9,144,324
3.70%, 02/15/26 (Call 11/15/25)(a)	12,735	13,943,029
3.70%, 01/31/51 (Call 07/31/50)	6,650	6,613,337
3.75%, 02/15/25 (Call 11/15/24)(a)	15,312	16,622,335
3.90%, 02/15/24 (Call 11/15/23)(a)	5,116	5,509,919
3.95%, 01/31/60 (Call 07/31/59)(a)	7,299	7,170,336
4.15%, 10/16/28 (Call 07/16/28)	11,488	12,943,773
4.20%, 01/31/50 (Call 07/31/49)(a)	13,177	14,027,762
4.25%, 02/15/48 (Call 08/15/47)(a)	15,042	16,019,873
4.45%, 02/15/43 (Call 08/15/42)(a)	12,709	14,291,945
4.80%, 02/01/49 (Call 08/01/48)	12,802	14,885,532

2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (continued) February 29, 2020	iShares® iBoxx $ Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
4.85%, 08/15/42 (Call 02/15/42)(a)	$9,639	$11,305,149
4.85%, 03/15/44 (Call 09/15/43)(a)	13,417	15,337,564
4.90%, 05/15/46 (Call 11/15/45)(a)	11,631	13,707,321
5.10%, 02/15/45 (Call 08/15/44)(a)	11,904	14,321,663
5.95%, 02/01/41	6,680	8,537,383
Kinder Morgan Energy Partners LP
5.50%, 03/01/44 (Call 09/01/43)	7,749	9,189,951
6.95%, 01/15/38	11,079	14,857,493
Kinder Morgan Inc./DE
4.30%, 06/01/25 (Call 03/01/25)(a)	12,269	13,530,939
4.30%, 03/01/28 (Call 12/01/27)(a)	13,760	15,355,283
5.05%, 02/15/46 (Call 08/15/45)(a)	10,339	11,559,522
5.20%, 03/01/48 (Call 09/01/47)(a)	10,253	12,013,138
5.30%, 12/01/34 (Call 06/01/34)(a)	2,129	2,552,761
5.55%, 06/01/45 (Call 12/01/44)(a)	20,160	23,960,033
7.75%, 01/15/32	7,018	10,219,351
MPLX LP
4.00%, 03/15/28 (Call 12/15/27)(a)	14,445	15,112,508
4.13%, 03/01/27 (Call 12/01/26)(a)	13,131	14,088,081
4.50%, 07/15/23 (Call 04/15/23)(a)	3,133	3,390,127
4.50%, 04/15/38 (Call 10/15/37)(a)	17,238	17,534,856
4.70%, 04/15/48 (Call 10/15/47)(a)	15,609	15,852,084
4.80%, 02/15/29 (Call 11/15/28)(a)	11,018	12,342,909
4.88%, 12/01/24 (Call 09/01/24)(a)	12,071	13,381,994
4.88%, 06/01/25 (Call 03/01/25)	14,254	15,866,059
5.20%, 03/01/47 (Call 09/01/46)(a)	9,963	10,941,563
5.50%, 02/15/49 (Call 08/15/48)(a)	14,878	16,687,684
ONEOK Inc.
3.40%, 09/01/29 (Call 06/01/29)(a)	7,652	7,919,717
4.45%, 09/01/49 (Call 03/01/49)(a)	7,191	7,328,403
4.55%, 07/15/28 (Call 04/15/28)(a)	16,175	18,079,050
5.20%, 07/15/48 (Call 01/15/48)	8,850	10,054,279
Plains All American Pipeline LP/PAA Finance Corp.
3.55%, 12/15/29 (Call 09/15/29)(a)	9,802	9,621,916
3.60%, 11/01/24 (Call 08/01/24)(a)	8,645	9,004,612
4.50%, 12/15/26 (Call 09/15/26)(a)	9,093	9,905,178
4.65%, 10/15/25 (Call 07/15/25)(a)	12,194	13,278,166
Sabine Pass Liquefaction LLC
4.20%, 03/15/28 (Call 09/15/27)	16,377	17,385,394
5.00%, 03/15/27 (Call 09/15/26)(a)	14,233	15,724,280
5.63%, 04/15/23 (Call 01/15/23)(a)	14,302	15,697,982
5.63%, 03/01/25 (Call 12/01/24)(a)	14,940	16,985,172
5.75%, 05/15/24 (Call 02/15/24)(a)	19,830	22,305,413
5.88%, 06/30/26 (Call 12/31/25)	21,415	24,848,827
PipelinesSpectra Energy Partners LP, 4.75%, 03/15/24 (Call 12/15/23)(a)	5,603	6,191,225
Sunoco Logistics Partners Operations LP
4.00%, 10/01/27 (Call 07/01/27)(a)	3,780	3,969,559
5.35%, 05/15/45 (Call 11/15/44)	9,515	9,926,809
5.40%, 10/01/47 (Call 04/01/47)	16,848	17,803,512
TransCanada PipeLines Ltd.
4.25%, 05/15/28 (Call 02/15/28)(a)	17,784	20,022,485
4.63%, 03/01/34 (Call 12/01/33)	14,883	17,262,181
4.88%, 01/15/26 (Call 10/15/25)	3,089	3,552,196
4.88%, 05/15/48 (Call 11/15/47)(a)	10,995	13,126,715
5.10%, 03/15/49 (Call 09/15/48)	9,723	12,065,156
6.10%, 06/01/40(a)	6,539	8,874,962
6.20%, 10/15/37(a)	10,347	14,023,888
7.63%, 01/15/39(a)	13,286	20,222,465

Security	Par (000)	Value

Pipelines (continued)
PipelinesTranscontinental Gas Pipe Line Co. LLC, 7.85%, 02/01/26 (Call 11/01/25)(a)	$12,251	$15,829,597
Western Midstream Operating LP
3.10%, 02/01/25 (Call 01/01/25)(a)	3,660	3,652,711
4.05%, 02/01/30 (Call 11/01/29)	12,375	12,145,122
5.25%, 02/01/50 (Call 08/01/49)(a)	6,150	5,699,870
Williams Companies Inc. (The)
3.75%, 06/15/27 (Call 03/15/27)(a)	16,882	17,781,686
3.90%, 01/15/25 (Call 10/15/24)(a)	10,317	11,045,502
4.00%, 09/15/25 (Call 06/15/25)(a)	9,954	10,775,243
4.30%, 03/04/24 (Call 12/04/23)(a)	4,986	5,403,685
4.55%, 06/24/24 (Call 03/24/24)(a)	1,921	2,109,559
4.85%, 03/01/48 (Call 09/01/47)(a)	9,396	9,933,366
5.10%, 09/15/45 (Call 03/15/45)(a)	10,146	11,135,203
6.30%, 04/15/40(a)	12,509	14,984,566

		1,263,406,633

Real Estate Investment Trusts — 1.5%
Real Estate Investment TrustsAlexandria Real Estate Equities Inc., 3.38%, 08/15/31 (Call 05/15/31)	7,036	7,778,386
American Tower Corp.
2.40%, 03/15/25 (Call 02/15/25)	8,770	9,014,803
2.75%, 01/15/27 (Call 11/15/26)(a)	5,600	5,842,010
2.90%, 01/15/30 (Call 10/15/29)(a)	8,155	8,472,507
3.38%, 10/15/26 (Call 07/15/26)(a)	8,889	9,613,539
3.55%, 07/15/27 (Call 04/15/27)(a)	7,375	7,991,308
3.80%, 08/15/29 (Call 05/15/29)(a)	17,445	19,276,887
4.00%, 06/01/25 (Call 03/01/25)(a)	7,851	8,630,231
5.00%, 02/15/24(a)	12,269	13,791,195
Boston Properties LP
2.75%, 10/01/26 (Call 07/01/26)	14,858	15,629,298
3.20%, 01/15/25 (Call 10/15/24)(a)	10,486	11,173,174
3.40%, 06/21/29 (Call 03/21/29)	9,790	10,717,326
3.65%, 02/01/26 (Call 11/03/25)(a)	11,763	12,856,598
3.85%, 02/01/23 (Call 11/01/22)	2,369	2,514,961
4.50%, 12/01/28 (Call 09/01/28)(a)	5,624	6,637,856
Real Estate Investment TrustsBrixmor Operating Partnership LP, 4.13%, 05/15/29 (Call 02/15/29)(a)	4,721	5,300,761
Real Estate Investment TrustsCC Holdings GS V LLC/Crown Castle GS III Corp., 3.85%, 04/15/23	9,757	10,386,496
Crown Castle International Corp.
3.15%, 07/15/23 (Call 06/15/23)	3,194	3,334,001
3.20%, 09/01/24 (Call 07/01/24)(a)	8,047	8,507,490
3.65%, 09/01/27 (Call 06/01/27)(a)	9,437	10,316,205
3.70%, 06/15/26 (Call 03/15/26)	6,300	6,864,512
3.80%, 02/15/28 (Call 11/15/27)(a)	12,855	14,136,448
4.45%, 02/15/26 (Call 11/15/25)	8,009	9,105,730
Digital Realty Trust LP
3.60%, 07/01/29 (Call 04/01/29)(a)	5,806	6,322,105
3.70%, 08/15/27 (Call 05/15/27)(a)	12,408	13,707,646
Equinix Inc.
2.63%, 11/18/24 (Call 10/18/24)	3,815	3,916,336
3.20%, 11/18/29 (Call 08/18/29)(a)	21,480	22,612,640
5.38%, 05/15/27 (Call 05/15/22)	2,981	3,217,244
5.88%, 01/15/26 (Call 01/15/21)	1,691	1,788,588
Real Estate Investment TrustsERP Operating LP, 4.50%, 07/01/44 (Call 01/01/44)	6,658	8,580,508
GLP Capital LP/GLP Financing II Inc.
5.25%, 06/01/25 (Call 03/01/25)	9,206	10,396,015
5.30%, 01/15/29 (Call 10/15/28)(a)	7,916	9,246,553
5.38%, 04/15/26 (Call 01/15/26)(a)	9,240	10,510,980

SCHEDULES OF INVESTMENTS

Schedule of Investments (continued) February 29, 2020	iShares® iBoxx $ Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Healthpeak Properties Inc.
3.00%, 01/15/30 (Call 10/15/29)	$3,629	$3,828,457
3.88%, 08/15/24 (Call 05/17/24)(a)	9,724	10,549,675
4.00%, 06/01/25 (Call 03/01/25)(a)	10,213	11,325,103
Real Estate Investment TrustsPrologis LP, 2.25%, 04/15/30 (Call 01/15/30)	10,000	10,041,281
Real Estate Investment TrustsRealty Income Corp., 4.65%, 08/01/23 (Call 05/01/23)	2,555	2,808,115
Simon Property Group LP
2.00%, 09/13/24 (Call 06/13/24)(a)	11,300	11,503,596
2.45%, 09/13/29 (Call 06/13/29)(a)	14,983	15,276,791
3.25%, 11/30/26 (Call 08/30/26)(a)	1,909	2,077,875
3.25%, 09/13/49 (Call 03/13/49)(a)	12,239	12,783,547
3.30%, 01/15/26 (Call 10/15/25)	9,000	9,728,266
3.38%, 10/01/24 (Call 07/01/24)	12,787	13,733,182
3.38%, 06/15/27 (Call 03/15/27)(a)	8,870	9,675,687
3.38%, 12/01/27 (Call 09/01/27)(a)	6,937	7,558,455
Real Estate Investment TrustsVentas Realty LP, 4.40%, 01/15/29 (Call 10/15/28)(a)	5,023	5,782,336
Welltower Inc.
3.10%, 01/15/30 (Call 10/15/29)(a)	3,471	3,705,093
3.63%, 03/15/24 (Call 02/15/24)(a)	6,963	7,493,244
4.00%, 06/01/25 (Call 03/01/25)(a)	22,469	24,771,488
4.25%, 04/15/28 (Call 01/15/28)	6,047	6,893,455
Weyerhaeuser Co.
4.00%, 11/15/29 (Call 08/15/29)(a)	2,428	2,751,137
7.38%, 03/15/32	14,565	21,007,286

		501,484,406

Retail — 3.7%
Costco Wholesale Corp.
2.75%, 05/18/24 (Call 03/18/24)	10,448	11,041,747
3.00%, 05/18/27 (Call 02/18/27)	4,924	5,376,481
RetailDollar General Corp., 3.25%, 04/15/23 (Call 01/15/23)(a)	3,674	3,856,887
Dollar Tree Inc.
3.70%, 05/15/23 (Call 04/15/23)	14,217	15,093,708
4.00%, 05/15/25 (Call 03/15/25)(a)	8,160	8,962,273
4.20%, 05/15/28 (Call 02/15/28)(a)	16,027	17,854,062
Home Depot Inc. (The)
2.13%, 09/15/26 (Call 06/15/26)(a)	9,762	10,107,773
2.70%, 04/01/23 (Call 01/01/23)	2,307	2,400,088
2.80%, 09/14/27 (Call 06/14/27)(a)	13,848	14,785,069
2.95%, 06/15/29 (Call 03/15/29)(a)	9,120	9,840,702
3.00%, 04/01/26 (Call 01/01/26)(a)	13,561	14,646,128
3.13%, 12/15/49 (Call 06/15/49)	14,792	15,773,815
3.35%, 09/15/25 (Call 06/15/25)(a)	13,312	14,600,399
3.50%, 09/15/56 (Call 03/15/56)(a)	5,912	6,654,407
3.75%, 02/15/24 (Call 11/15/23)(a)	10,904	11,871,552
3.90%, 12/06/28 (Call 09/06/28)(a)	11,918	13,775,739
3.90%, 06/15/47 (Call 12/15/46)(a)	10,768	12,829,975
4.20%, 04/01/43 (Call 10/01/42)	10,944	13,323,982
4.25%, 04/01/46 (Call 10/01/45)(a)	16,833	20,937,130
4.40%, 03/15/45 (Call 09/15/44)(a)	10,408	13,108,542
4.50%, 12/06/48 (Call 06/06/48)(a)	15,823	20,646,229
4.88%, 02/15/44 (Call 08/15/43)	10,379	13,794,962
5.88%, 12/16/36(a)	34,711	49,947,248
5.95%, 04/01/41 (Call 10/01/40)	13,574	20,089,187
Lowe’s Companies Inc.
2.50%, 04/15/26 (Call 01/15/26)(a)	17,135	17,730,066
3.10%, 05/03/27 (Call 02/03/27)(a)	14,777	15,802,375

Security	Par (000)	Value

Retail (continued)
3.38%, 09/15/25 (Call 06/15/25)(a)	$10,211	$11,085,901
3.65%, 04/05/29 (Call 01/05/29)(a)	16,374	18,149,983
3.70%, 04/15/46 (Call 10/15/45)(a)	15,369	16,364,957
4.05%, 05/03/47 (Call 11/03/46)(a)	17,570	19,686,391
4.38%, 09/15/45 (Call 03/15/45)	7,928	9,265,786
4.55%, 04/05/49 (Call 10/05/48)(a)	16,241	19,924,490
4.65%, 04/15/42 (Call 10/15/41)(a)	1,821	2,215,612
McDonald’s Corp.
2.63%, 09/01/29 (Call 06/01/29)	17,080	17,725,846
3.35%, 04/01/23 (Call 03/01/23)(a)	9,750	10,303,867
3.50%, 03/01/27 (Call 12/01/26)(a)	7,306	8,020,091
3.63%, 09/01/49 (Call 03/01/49)(a)	9,309	10,073,990
3.70%, 01/30/26 (Call 10/30/25)(a)	19,404	21,494,069
3.80%, 04/01/28 (Call 01/01/28)(a)	11,857	13,318,643
4.45%, 03/01/47 (Call 09/01/46)	10,984	13,376,884
4.45%, 09/01/48 (Call 03/01/48)	9,021	11,016,941
4.70%, 12/09/35 (Call 06/09/35)(a)	8,449	10,569,945
4.88%, 12/09/45 (Call 06/09/45)(a)	13,043	16,654,081
6.30%, 10/15/37(a)	10,427	14,868,411
6.30%, 03/01/38	8,187	11,791,458
RetailO’Reilly Automotive Inc., 3.60%, 09/01/27 (Call 06/01/27)(a)	3,571	3,946,113
Starbucks Corp.
3.10%, 03/01/23 (Call 02/01/23)(a)	2,254	2,360,236
3.55%, 08/15/29 (Call 05/15/29)(a)	17,116	19,165,699
3.80%, 08/15/25 (Call 06/15/25)(a)	18,853	20,776,877
3.85%, 10/01/23 (Call 07/01/23)(a)	1,857	2,000,687
4.00%, 11/15/28 (Call 08/15/28)(a)	11,270	12,994,506
4.45%, 08/15/49 (Call 02/15/49)(a)	8,339	10,086,839
4.50%, 11/15/48 (Call 05/15/48)	10,468	12,811,323
Target Corp.
2.35%, 02/15/30 (Call 11/15/29)	3,775	3,882,692
2.50%, 04/15/26(a)	11,477	12,169,221
3.38%, 04/15/29 (Call 01/15/29)(a)	11,709	13,019,528
3.50%, 07/01/24(a)	8,073	8,818,219
3.63%, 04/15/46(a)	9,030	10,364,093
3.90%, 11/15/47 (Call 05/15/47)(a)	7,589	9,234,335
4.00%, 07/01/42	18,139	22,151,332
RetailTJX Companies Inc. (The), 2.25%, 09/15/26 (Call 06/15/26)(a)	6,964	7,248,300
Walgreens Boots Alliance Inc.
3.45%, 06/01/26 (Call 03/01/26)(a)	21,627	22,757,586
3.80%, 11/18/24 (Call 08/18/24)(a)	23,467	25,138,280
4.80%, 11/18/44 (Call 05/18/44)(a)	14,198	14,976,770
Walmart Inc.
2.55%, 04/11/23 (Call 01/11/23)(a)	3,567	3,703,375
2.65%, 12/15/24 (Call 10/15/24)(a)	17,859	18,857,463
2.85%, 07/08/24 (Call 06/08/24)	21,317	22,633,338
2.95%, 09/24/49 (Call 03/24/49)(a)	14,154	15,131,366
3.05%, 07/08/26 (Call 05/08/26)(a)	13,244	14,401,968
3.25%, 07/08/29 (Call 04/08/29)(a)	15,793	17,570,736
3.30%, 04/22/24 (Call 01/22/24)	17,849	19,175,813
3.40%, 06/26/23 (Call 05/26/23)(a)	32,298	34,454,925
3.55%, 06/26/25 (Call 04/26/25)	17,495	19,264,143
3.63%, 12/15/47 (Call 06/15/47)	16,772	19,975,333
3.70%, 06/26/28 (Call 03/26/28)(a)	32,846	37,272,655
3.95%, 06/28/38 (Call 12/28/37)(a)	19,394	23,619,144
4.05%, 06/29/48 (Call 12/29/47)(a)	34,792	44,032,286
5.25%, 09/01/35(a)	21,541	30,217,846
5.63%, 04/01/40	4,045	5,989,543

2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (continued) February 29, 2020	iShares® iBoxx $ Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Retail (continued)
5.63%, 04/15/41	$8,755	$13,090,051
6.20%, 04/15/38(a)	5,523	8,470,919
6.50%, 08/15/37	641	1,001,160

		1,213,522,572

Semiconductors — 2.3%
Analog Devices Inc.
3.50%, 12/05/26 (Call 09/05/26)(a)	8,602	9,457,530
3.90%, 12/15/25 (Call 09/15/25)	14,890	16,577,612
Applied Materials Inc.
3.30%, 04/01/27 (Call 01/01/27)(a)	14,243	15,625,416
4.35%, 04/01/47 (Call 10/01/46)	10,247	13,299,222
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.13%, 01/15/25 (Call 11/15/24)(a)	10,543	10,892,340
3.50%, 01/15/28 (Call 10/15/27)	12,891	13,245,755
3.63%, 01/15/24 (Call 11/15/23)(a)	23,865	25,173,599
3.88%, 01/15/27 (Call 10/15/26)	50,243	53,011,676
Broadcom Inc.
3.63%, 10/15/24 (Call 09/15/24)(b)	22,253	23,440,660
4.25%, 04/15/26 (Call 02/15/26)(a)(b)	24,390	26,203,394
4.75%, 04/15/29 (Call 01/15/29)(a)(b)	32,260	35,943,198
Intel Corp.
2.45%, 11/15/29 (Call 08/15/29)	24,550	25,532,157
2.60%, 05/19/26 (Call 02/19/26)(a)	13,076	13,779,036
2.88%, 05/11/24 (Call 03/11/24)(a)	16,070	17,024,399
3.10%, 02/15/60 (Call 08/15/59)	11,900	12,217,430
3.15%, 05/11/27 (Call 02/11/27)(a)	9,992	10,947,615
3.25%, 11/15/49 (Call 05/15/49)	16,235	17,708,443
3.70%, 07/29/25 (Call 04/29/25)	23,735	26,214,080
3.73%, 12/08/47 (Call 06/08/47)	21,246	24,981,113
4.00%, 12/15/32	9,615	11,584,244
4.10%, 05/19/46 (Call 11/19/45)	12,755	15,621,487
4.10%, 05/11/47 (Call 11/11/46)(a)	12,755	15,719,896
4.80%, 10/01/41(a)	5,355	7,173,211
4.90%, 07/29/45 (Call 01/29/45)(a)	7,836	10,641,723
KLA Corp.
3.30%, 03/01/50 (Call 08/28/49)	7,460	7,355,928
4.10%, 03/15/29 (Call 12/15/28)(a)	7,298	8,308,442
4.65%, 11/01/24 (Call 08/01/24)	13,333	14,989,033
Lam Research Corp.
3.75%, 03/15/26 (Call 01/15/26)	11,991	13,229,516
4.00%, 03/15/29 (Call 12/15/28)(a)	11,996	13,577,024
4.88%, 03/15/49 (Call 09/15/48)	7,516	9,899,302
SemiconductorsMicrochip Technology Inc., 4.33%, 06/01/23 (Call 05/01/23)	14,303	15,438,029
Micron Technology Inc.
4.19%, 02/15/27 (Call 12/15/26)	8,762	9,488,949
4.66%, 02/15/30 (Call 11/15/29)	10,795	11,896,840
SemiconductorsNVIDIA Corp., 3.20%, 09/16/26 (Call 06/16/26)(a)	12,005	13,090,833
SemiconductorsNXP BV/NXP Funding LLC, 4.88%, 03/01/24 (Call 02/01/24)(a)(b)	2,225	2,459,284
NXP BV/NXP Funding LLC/NXP USA Inc.
3.88%, 06/18/26 (Call 04/18/26)(a)(b)	10,857	11,733,422
4.30%, 06/18/29 (Call 03/18/29)(a)(b)	13,737	15,399,773
QUALCOMM Inc.
2.90%, 05/20/24 (Call 03/20/24)	10,421	10,956,401
3.25%, 05/20/27 (Call 02/20/27)(a)	22,302	24,055,649
3.45%, 05/20/25 (Call 02/20/25)(a)	23,621	25,613,745
4.30%, 05/20/47 (Call 11/20/46)(a)	17,924	21,475,467
4.65%, 05/20/35 (Call 11/20/34)(a)	2,644	3,319,711

Security	Par (000)	Value

Semiconductors (continued)
4.80%, 05/20/45 (Call 11/20/44)(a)	$18,118	$23,076,272
Texas Instruments Inc.
2.25%, 09/04/29 (Call 06/04/29)(a)	9,784	10,004,900
3.88%, 03/15/39 (Call 09/15/38)	7,601	9,026,938
4.15%, 05/15/48 (Call 11/15/47)	16,284	20,629,472

		747,040,166

Software — 3.8%
Adobe Inc.
2.15%, 02/01/27 (Call 12/01/26)	4,890	5,017,958
2.30%, 02/01/30 (Call 11/01/29)	15,000	15,401,196
Fidelity National Information Services Inc.
3.00%, 08/15/26 (Call 05/15/26)(a)	13,545	14,477,728
3.75%, 05/21/29 (Call 02/21/29)	12,065	13,583,269
Fiserv Inc.
2.75%, 07/01/24 (Call 06/01/24)(a)	23,840	24,796,542
3.20%, 07/01/26 (Call 05/01/26)(a)	20,960	22,273,488
3.50%, 07/01/29 (Call 04/01/29)(a)	33,644	36,775,516
3.80%, 10/01/23 (Call 09/01/23)	1,282	1,373,022
3.85%, 06/01/25 (Call 03/01/25)(a)	10,025	10,984,160
4.20%, 10/01/28 (Call 07/01/28)(a)	9,992	11,432,074
4.40%, 07/01/49 (Call 01/01/49)(a)	20,748	24,817,145
Microsoft Corp.
2.00%, 08/08/23 (Call 06/08/23)(a)	17,935	18,371,068
2.38%, 05/01/23 (Call 02/01/23)(a)	5,293	5,468,737
2.40%, 08/08/26 (Call 05/08/26)(a)	47,192	49,641,666
2.70%, 02/12/25 (Call 11/12/24)(a)	29,187	30,935,290
2.88%, 02/06/24 (Call 12/06/23)	23,077	24,338,896
3.13%, 11/03/25 (Call 08/03/25)(a)	30,068	32,700,120
3.30%, 02/06/27 (Call 11/06/26)(a)	42,376	46,949,735
3.45%, 08/08/36 (Call 02/08/36)	22,364	25,745,640
3.50%, 02/12/35 (Call 08/12/34)(a)	13,720	15,968,221
3.50%, 11/15/42	9,093	10,635,388
3.63%, 12/15/23 (Call 09/15/23)(a)	13,744	14,861,787
3.70%, 08/08/46 (Call 02/08/46)(a)	47,037	57,185,040
3.75%, 02/12/45 (Call 08/12/44)(a)	17,761	21,439,873
3.95%, 08/08/56 (Call 02/08/56)(a)	25,556	32,413,963
4.00%, 02/12/55 (Call 08/12/54)(a)	23,737	30,373,765
4.10%, 02/06/37 (Call 08/06/36)(a)	25,433	31,511,355
4.20%, 11/03/35 (Call 05/03/35)(a)	9,712	12,098,310
4.25%, 02/06/47 (Call 08/06/46)(a)	31,686	41,520,561
4.45%, 11/03/45 (Call 05/03/45)(a)	31,293	41,792,412
4.50%, 10/01/40(a)	11,541	15,312,367
4.50%, 02/06/57 (Call 08/06/56)	21,275	29,803,886
4.75%, 11/03/55 (Call 05/03/55)(a)	11,455	16,532,846
5.20%, 06/01/39(a)	7,806	11,071,959
5.30%, 02/08/41	1,543	2,222,734
Oracle Corp.
2.40%, 09/15/23 (Call 07/15/23)(a)	19,377	20,019,456
2.65%, 07/15/26 (Call 04/15/26)(a)	34,644	36,540,915
2.95%, 11/15/24 (Call 09/15/24)(a)	21,584	22,920,783
2.95%, 05/15/25 (Call 02/15/25)(a)	24,931	26,545,738
3.25%, 11/15/27 (Call 08/15/27)(a)	36,609	40,130,819
3.40%, 07/08/24 (Call 04/08/24)(a)	13,005	13,983,473
3.63%, 07/15/23(a)	14,395	15,472,723
3.80%, 11/15/37 (Call 05/15/37)(a)	19,389	22,543,695
3.85%, 07/15/36 (Call 01/15/36)(a)	10,936	12,708,455
3.90%, 05/15/35 (Call 11/15/34)	11,866	13,928,768
4.00%, 07/15/46 (Call 01/15/46)	32,818	39,202,404
4.00%, 11/15/47 (Call 05/15/47)(a)	24,550	29,703,040
4.13%, 05/15/45 (Call 11/15/44)(a)	18,322	22,234,130

SCHEDULES OF INVESTMENTS

Schedule of Investments (continued) February 29, 2020	iShares® iBoxx $ Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Software (continued)
4.30%, 07/08/34 (Call 01/08/34)(a)	$20,412	$25,122,153
4.38%, 05/15/55 (Call 11/15/54)	11,446	14,535,287
4.50%, 07/08/44 (Call 01/08/44)	11,963	15,166,525
5.38%, 07/15/40	23,141	31,857,627
6.13%, 07/08/39	13,874	20,508,655
6.50%, 04/15/38(a)	9,045	13,753,797
salesforce.com Inc.
3.25%, 04/11/23 (Call 03/11/23)(a)	745	785,185
3.70%, 04/11/28 (Call 01/11/28)	14,694	16,589,335
SoftwareVMware Inc., 3.90%, 08/21/27 (Call 05/21/27)(a)	15,876	17,057,568

		1,271,138,248

Telecommunications — 6.6%
AT&T Inc.
3.40%, 05/15/25 (Call 02/15/25)(a)	54,495	57,997,154
3.60%, 07/15/25 (Call 04/15/25)(a)	17,587	18,957,374
3.80%, 03/01/24 (Call 01/01/24)(a)	3,947	4,254,746
3.80%, 02/15/27 (Call 11/15/26)	13,770	15,173,029
3.90%, 03/11/24 (Call 12/11/23)(a)	3,774	4,072,962
3.95%, 01/15/25 (Call 10/15/24)	22,384	24,466,652
4.10%, 02/15/28 (Call 11/15/27)(a)	25,338	28,298,725
4.13%, 02/17/26 (Call 11/17/25)(a)	32,212	35,820,630
4.25%, 03/01/27 (Call 12/01/26)(a)	17,608	19,685,800
4.30%, 02/15/30 (Call 11/15/29)	33,325	38,058,063
4.30%, 12/15/42 (Call 06/15/42)(a)	21,983	24,399,213
4.35%, 03/01/29 (Call 12/01/28)(a)	31,377	35,735,981
4.35%, 06/15/45 (Call 12/15/44)(a)	31,219	34,680,738
4.45%, 04/01/24 (Call 01/01/24)(a)	8,844	9,786,795
4.50%, 05/15/35 (Call 11/15/34)	24,924	28,657,887
4.50%, 03/09/48 (Call 09/09/47)(a)	47,525	54,304,750
4.55%, 03/09/49 (Call 09/09/48)(a)	27,454	31,645,710
4.75%, 05/15/46 (Call 11/15/45)	37,020	43,384,749
4.80%, 06/15/44 (Call 12/15/43)(a)	27,088	31,700,098
4.85%, 03/01/39 (Call 09/01/38)	20,246	24,216,374
4.85%, 07/15/45 (Call 01/15/45)(a)	6,752	7,986,956
4.90%, 08/15/37 (Call 02/14/37)(a)	14,740	17,587,939
5.15%, 03/15/42(a)	12,379	15,189,817
5.15%, 11/15/46 (Call 05/15/46)(a)	19,110	23,565,013
5.15%, 02/15/50 (Call 08/14/49)(a)	16,982	21,161,922
5.25%, 03/01/37 (Call 09/01/36)(a)	31,983	39,362,927
5.35%, 09/01/40	17,157	21,815,747
5.45%, 03/01/47 (Call 09/01/46)(a)	22,202	28,538,844
5.55%, 08/15/41(a)	11,018	14,089,858
5.65%, 02/15/47 (Call 08/15/46)(a)	15,662	20,678,802
5.70%, 03/01/57 (Call 09/01/56)(a)	9,110	12,264,203
6.00%, 08/15/40 (Call 05/15/40)(a)	13,346	17,769,392
6.30%, 01/15/38(a)	841	1,145,200
6.38%, 03/01/41(a)	8,492	11,726,262
TelecommunicationsBritish Telecommunications PLC, 9.63%, 12/15/30	30,749	48,675,885
Cisco Systems Inc.
2.20%, 09/20/23 (Call 07/20/23)(a)	1,731	1,776,453
2.50%, 09/20/26 (Call 06/20/26)(a)	13,963	14,758,367
2.95%, 02/28/26(a)	7,922	8,583,990
3.63%, 03/04/24(a)	401	436,789
5.50%, 01/15/40(a)	22,050	31,820,104
5.90%, 02/15/39(a)	20,622	30,644,432
Corning Inc.
4.38%, 11/15/57 (Call 05/15/57)	1,073	1,180,988
5.45%, 11/15/79 (Call 05/15/79)(a)	15,595	17,398,772

Security	Par (000)	Value

Telecommunications (continued)
TelecommunicationsDeutsche Telekom International Finance BV, 8.75%, 06/15/30(a)	$38,927	$60,318,690
TelecommunicationsMotorola Solutions Inc., 4.60%, 05/23/29 (Call 02/23/29)(a)	5,860	6,724,686
Orange SA
5.38%, 01/13/42(a)	8,474	11,817,765
5.50%, 02/06/44 (Call 08/06/43)	8,577	12,225,932
9.00%, 03/01/31	27,782	44,181,162
Rogers Communications Inc.
3.70%, 11/15/49 (Call 05/15/49)(a)	9,180	10,068,213
4.10%, 10/01/23 (Call 07/01/23)(a)	637	695,038
4.30%, 02/15/48 (Call 08/15/47)	8,113	9,615,489
4.35%, 05/01/49 (Call 11/01/48)(a)	13,410	16,143,571
5.00%, 03/15/44 (Call 09/15/43)(a)	11,384	14,655,316
Telefonica Emisiones SA
4.10%, 03/08/27(a)	9,308	10,332,241
4.57%, 04/27/23	7,731	8,442,213
4.67%, 03/06/38	4,940	5,752,794
4.90%, 03/06/48	13,904	16,670,441
5.21%, 03/08/47	26,884	33,267,676
5.52%, 03/01/49 (Call 09/01/48)(a)	13,992	18,149,072
7.05%, 06/20/36(a)	21,473	32,057,040
TelecommunicationsTelefonica Europe BV, 8.25%, 09/15/30	10,492	15,745,649
TelecommunicationsTELUS Corp., 4.60%, 11/16/48 (Call 05/16/48)	8,372	10,531,751
Verizon Communications Inc.
2.63%, 08/15/26(a)	11,331	11,893,722
3.38%, 02/15/25(a)	30,185	32,670,391
3.50%, 11/01/24 (Call 08/01/24)	14,002	15,125,310
3.85%, 11/01/42 (Call 05/01/42)	10,840	12,445,497
3.88%, 02/08/29 (Call 11/08/28)(a)	11,459	13,092,878
4.02%, 12/03/29 (Call 09/03/29)(a)	47,515	55,200,252
4.13%, 03/16/27(a)	27,324	31,104,598
4.13%, 08/15/46(a)	12,063	14,556,025
4.27%, 01/15/36(a)	30,160	36,154,746
4.33%, 09/21/28	62,618	73,501,872
4.40%, 11/01/34 (Call 05/01/34)(a)	29,768	36,422,815
4.50%, 08/10/33	31,995	39,141,291
4.52%, 09/15/48(a)	44,387	57,195,779
4.67%, 03/15/55	17,649	23,423,440
4.81%, 03/15/39(a)	16,434	21,072,418
4.86%, 08/21/46	42,718	56,528,913
5.01%, 04/15/49(a)	28,227	38,873,917
5.01%, 08/21/54(a)	1,925	2,691,848
5.15%, 09/15/23(a)	13,896	15,631,758
5.25%, 03/16/37(a)	29,729	39,580,560
5.50%, 03/16/47	12,962	18,474,727
6.55%, 09/15/43	10,726	16,969,979
Vodafone Group PLC
3.75%, 01/16/24	22,541	24,227,779
4.13%, 05/30/25(a)	24,328	27,039,244
4.25%, 09/17/50	15,049	16,520,556
4.38%, 05/30/28(a)	35,288	40,500,161
4.38%, 02/19/43(a)	15,410	17,709,354
4.88%, 06/19/49(a)	18,387	22,087,943
5.00%, 05/30/38	3,140	3,810,858
5.25%, 05/30/48(a)	30,404	38,316,121
6.15%, 02/27/37(a)	20,845	28,911,838

		2,191,727,421

2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (continued) February 29, 2020	iShares® iBoxx $ Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Toys, Games & Hobbies — 0.0%
Toys, Games & HobbiesHasbro Inc., 3.90%, 11/19/29 (Call 08/19/29)	$10,013	$10,520,852

Transportation — 1.4%
Burlington Northern Santa Fe LLC
3.55%, 02/15/50 (Call 08/15/49)	9,060	10,218,542
3.85%, 09/01/23 (Call 06/01/23)(a)	3,617	3,892,597
3.90%, 08/01/46 (Call 02/01/46)(a)	8,259	9,617,143
4.05%, 06/15/48 (Call 12/15/47)	8,677	10,437,630
4.13%, 06/15/47 (Call 12/15/46)(a)	5,549	6,721,081
4.15%, 04/01/45 (Call 10/01/44)(a)	10,578	12,675,508
4.15%, 12/15/48 (Call 06/15/48)(a)	8,204	9,982,205
4.45%, 03/15/43 (Call 09/15/42)(a)	8,475	10,528,986
4.55%, 09/01/44 (Call 03/01/44)	7,032	8,861,192
4.90%, 04/01/44 (Call 10/01/43)	10,364	13,590,365
5.75%, 05/01/40 (Call 11/01/39)(a)	8,491	12,079,220
TransportationCanadian Pacific Railway Co., 6.13%, 09/15/15 (Call 03/15/15)	8,781	14,288,400
CSX Corp.
3.25%, 06/01/27 (Call 03/01/27)(a)	5,921	6,446,601
3.80%, 03/01/28 (Call 12/01/27)	13,106	14,732,356
3.80%, 11/01/46 (Call 05/01/46)(a)	8,733	9,732,189
4.10%, 03/15/44 (Call 09/15/43)(a)	6,192	7,140,700
4.25%, 03/15/29 (Call 12/15/28)(a)	12,291	14,262,904
4.30%, 03/01/48 (Call 09/01/47)(a)	7,926	9,517,929
FedEx Corp.
3.10%, 08/05/29 (Call 05/05/29)(a)	12,873	13,339,380
3.25%, 04/01/26 (Call 01/01/26)(a)	8,304	8,899,244
4.00%, 01/15/24(a)	7,343	7,986,378
4.05%, 02/15/48 (Call 08/15/47)	10,340	10,429,647
4.40%, 01/15/47 (Call 07/15/46)(a)	7,812	8,242,614
4.55%, 04/01/46 (Call 10/01/45)(a)	12,789	13,797,184
4.75%, 11/15/45 (Call 05/15/45)	11,778	13,042,431
4.95%, 10/17/48 (Call 04/17/48)(a)	8,584	9,735,829
5.10%, 01/15/44(a)	8,043	9,328,848
TransportationNorfolk Southern Corp., 5.10%, 08/01/18 (Call 02/01/18)	7,718	10,160,345
Union Pacific Corp.
2.40%, 02/05/30 (Call 11/05/29)(a)	11,200	11,469,126
3.25%, 02/05/50 (Call 08/05/49)	12,000	12,363,653
3.70%, 03/01/29 (Call 12/01/28)	3,226	3,634,159
3.75%, 02/05/70 (Call 08/05/69)	10,000	10,410,354
3.80%, 10/01/51 (Call 04/01/51)(a)	6,104	6,849,110
3.95%, 09/10/28 (Call 06/10/28)(a)	20,831	23,663,079
4.30%, 03/01/49 (Call 09/01/48)	7,403	8,946,323
4.38%, 09/10/38 (Call 03/10/38)(a)	10,495	12,526,518
United Parcel Service Inc.
2.50%, 04/01/23 (Call 03/01/23)(a)	4,333	4,479,330
3.05%, 11/15/27 (Call 08/15/27)(a)	14,832	16,041,895
3.40%, 03/15/29 (Call 12/15/28)(a)	9,649	10,722,625
3.75%, 11/15/47 (Call 05/15/47)(a)	12,617	14,043,308
4.25%, 03/15/49 (Call 09/15/48)(a)	5,709	6,872,470

Security	Par/ Shares (000)	Value

Transportation (continued)
6.20%, 01/15/38(a)	$15,327	$22,502,731

		454,212,129

Water — 0.1%
American Water Capital Corp.
3.75%, 09/01/47 (Call 03/01/47)(a)	12,193	13,874,406
6.59%, 10/15/37(a)	3,014	4,521,583

		18,395,989

Total Corporate Bonds & Notes — 97.7% (Cost: $30,229,897,499)		32,329,184,707

Short-Term Investments

Money Market Funds — 10.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.74%(d)(e)(f)	2,751,473	2,753,399,512
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.52%(d)(e)	724,234	724,234,000

		3,477,633,512

Total Short-Term Investments — 10.5% (Cost: $3,476,168,938)		3,477,633,512

Total Investments Before Investments Sold Short — 108.2% (Cost: $33,706,066,437)		35,806,818,219

Investments Sold Short

Corporate Bonds & Notes — (0.0)%
Macy’s Retail Holdings Inc., 2.88%, 02/15/23	(2)	(2,008)

Total Corporate Bonds & Notes (Proceeds $(2,164))		(2,008)

Total Investments Sold Short — (0.0)% (Proceeds $2,164)		(2,008)

Total Investments, Net of Investments Sold Short — 108.2% (Cost: $33,706,064,273)		35,806,816,211

Other Assets, Less Liabilities — (8.2)%		(2,700,058,598)

Net Assets — 100.0%		$33,106,757,613

(a)	All or a portion of this security is on loan.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Security is issued at a fixed coupon rate, which converts to a variable rate at a specified date.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

SCHEDULES OF INVESTMENTS

Schedule of Investments (continued) February 29, 2020	iShares® iBoxx $ Investment Grade Corporate Bond ETF

Affiliates

Investments in issuers considered to be affiliates of the Fund during the year ended February 29, 2020, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 02/28/19 (000)	Net Activity (000)	Shares Held at 02/29/20 (000)	Value at 02/29/20	Income		Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	3,058,759	(307,286)	2,751,473	$2,753,399,512	$7,226,228	(b)	$481,886		$338,054
BlackRock Cash Funds: Treasury, SL Agency Shares	188,176	536,058	724,234	724,234,000	3,198,714		—		—

				$3,477,633,512	$10,424,942		$481,886		$338,054

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 29, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$32,329,184,707	$—	$32,329,184,707
Money Market Funds	3,477,633,512	—	—	3,477,633,512

	3,477,633,512	32,329,184,707	—	35,806,818,219

Liabilities
Corporate Bonds & Notes	—	(2,008)	—	(2,008)

	$3,477,633,512	$32,329,182,699	$—	$35,806,816,211

See notes to financial statements.

2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities

February 29, 2020

	iShares iBoxx $ High Yield Corporate Bond ETF	iShares iBoxx $ Investment Grade Corporate Bond ETF

ASSETS
Investments in securities, at value (including securities on loan)(a):
Unaffiliated(b)	$13,141,749,386	$32,329,184,707
Affiliated(c)	2,350,358,759	3,477,633,512
Cash	1,431,979	19,189,200
Receivables:
Investments sold	20,254,917	193,137,739
Securities lending income — Affiliated	1,005,421	592,603
Capital shares sold	3,505,511	10,721,926
Dividends	215,348	645,009
Interest	215,539,302	304,666,886

Total assets	15,734,060,623	36,335,771,582

LIABILITIES
Investments sold short at value(d)	—	2,008
Collateral on securities loaned, at value	2,091,280,400	2,751,279,199
Payables:
Investments purchased	154,837,665	451,957,122
Interest on short sales	—	18,355
Capital shares redeemed	24,784,519	21,741,855
Investment advisory fees	6,858,525	4,015,430

Total liabilities	2,277,761,109	3,229,013,969

NET ASSETS	$13,456,299,514	$33,106,757,613

NET ASSETS CONSIST OF:
Paid-in capital	$15,014,272,252	$31,076,706,435
Accumulated earnings (loss)	(1,557,972,738)	2,030,051,178

NET ASSETS	$13,456,299,514	$33,106,757,613

Shares outstanding	157,000,000	250,300,000

Net asset value	$85.71	$132.27

Shares authorized	Unlimited	Unlimited

Par value	None	None

(a) Securities loaned, at value	$1,993,611,086	$2,676,217,763
(b) Investments, at cost — Unaffiliated	$13,718,354,088	$30,229,897,499
(c) Investments, at cost — Affiliated	$2,348,894,162	$3,476,168,938
(d) Proceeds received from investments sold short	$—	$2,164

See notes to financial statements.

FINANCIAL STATEMENTS

Statements of Operations

Year Ended February 29, 2020

	iShares iBoxx $ High Yield Corporate Bond ETF	iShares iBoxx $ Investment Grade Corporate Bond ETF

INVESTMENT INCOME
Dividends — Affiliated	$3,362,779	$3,198,714
Interest — Unaffiliated	915,960,851	1,198,835,056
Securities lending income — Affiliated — net	16,163,001	7,226,228
Other income — Unaffiliated	524,900	229,383

Total investment income	936,011,531	1,209,489,381

EXPENSES
Investment advisory fees	85,967,152	49,932,021

Total expenses	85,967,152	49,932,021

Net investment income	850,044,379	1,159,557,360

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	(99,968,669)	82,821,753
Investments — Affiliated	470,240	481,886
In-kind redemptions — Unaffiliated	268,932,344	1,471,970,216

Net realized gain	169,433,915	1,555,273,855

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	(117,249,551)	2,999,085,856
Investments — Affiliated	282,156	338,054
Short sales — Unaffiliated	—	156

Net change in unrealized appreciation (depreciation)	(116,967,395)	2,999,424,066

Net realized and unrealized gain	52,466,520	4,554,697,921

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$902,510,899	$5,714,255,281

See notes to financial statements.

2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets

	iShares iBoxx $ High Yield Corporate Bond ETF		iShares iBoxx $ Investment Grade Corporate Bond ETF
	Year Ended 02/29/20	Year Ended 02/28/19	Year Ended 02/29/20	Year Ended 02/28/19

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$850,044,379	$778,825,420	$1,159,557,360	$1,169,111,054
Net realized gain (loss)	169,433,915	(173,614,491)	1,555,273,855	(610,308,414)
Net change in unrealized appreciation (depreciation)	(116,967,395)	137,998,380	2,999,424,066	227,024,396

Net increase in net assets resulting from operations	902,510,899	743,209,309	5,714,255,281	785,827,036

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(875,766,467)	(786,516,158)	(1,168,762,363)	(1,173,825,530)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(1,912,308,888)	113,715,886	(3,958,708,695)	245,691,487

NET ASSETS
Total increase (decrease) in net assets	(1,885,564,456)	70,409,037	586,784,223	(142,307,007)
Beginning of year	15,341,863,970	15,271,454,933	32,519,973,390	32,662,280,397

End of year	$13,456,299,514	$15,341,863,970	$33,106,757,613	$32,519,973,390

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

FINANCIAL STATEMENTS

Financial Highlights

(For a share outstanding throughout each period)

	iShares iBoxx $ High Yield Corporate Bond ETF
	Year Ended 02/29/20	Year Ended 02/28/19	Year Ended 02/28/18	Year Ended 02/28/17	Year Ended 02/29/16

Net asset value, beginning of year	$85.71	$86.13	$88.08	$79.10	$91.71

Net investment income(a)	4.19	4.46	4.42	4.64	4.79
Net realized and unrealized gain (loss)(b)	0.18	(0.36)	(1.92)	8.89	(12.62)

Net increase (decrease) from investment operations	4.37	4.10	2.50	13.53	(7.83)

Distributions(c)
From net investment income	(4.37)	(4.52)	(4.45)	(4.55)	(4.78)

Total distributions	(4.37)	(4.52)	(4.45)	(4.55)	(4.78)

Net asset value, end of year	$85.71	$85.71	$86.13	$88.08	$79.10

Total Return
Based on net asset value	5.14%	4.95%	2.87%	17.54%	(8.76)%

Ratios to Average Net Assets
Total expenses	0.49%	0.49%	0.49%	0.49%	0.50%

Net investment income	4.83%	5.25%	5.05%	5.46%	5.60%

Supplemental Data
Net assets, end of year (000)	$13,456,300	$15,341,864	$15,271,455	$18,594,499	$15,543,922

Portfolio turnover rate(d)	20%	14%	17%	13%	11%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares iBoxx $ Investment Grade Corporate Bond ETF
	Year Ended 02/29/20	Year Ended 02/28/19	Year Ended 02/28/18	Year Ended 02/28/17	Year Ended 02/29/16

Net asset value, beginning of year	$115.89	$117.11	$118.42	$114.80	$121.46

Net investment income(a)	4.17	4.15	3.86	3.88	4.00
Net realized and unrealized gain (loss)(b)	16.40	(1.20)	(1.39)	3.63	(6.70)

Net increase (decrease) from investment operations	20.57	2.95	2.47	7.51	(2.70)

Distributions(c)
From net investment income	(4.19)	(4.17)	(3.78)	(3.89)	(3.96)

Total distributions	(4.19)	(4.17)	(3.78)	(3.89)	(3.96)

Net asset value, end of year	$132.27	$115.89	$117.11	$118.42	$114.80

Total Return
Based on net asset value	18.03%	2.64%	2.06%	6.57%	(2.19)%

Ratios to Average Net Assets
Total expenses	0.14%	0.15%	0.15%	0.15%	0.15%

Net investment income	3.35%	3.62%	3.22%	3.24%	3.44%

Supplemental Data
Net assets, end of year (000)	$33,106,758	$32,519,973	$32,662,280	$31,238,193	$25,071,298

Portfolio turnover rate(d)	13%	10%	10%	11%	13%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

FINANCIAL HIGHLIGHTS

Notes to Financial Statements

1.	ORGANIZATION

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
iBoxx $ High Yield Corporate Bond	Diversified
iBoxx $ Investment Grade Corporate Bond	Diversified

2.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by each Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

Investment Transactions and Income Recognition: Investment transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Interest income, including amortization and accretion of premiums and discounts on debt securities, and payment-in-kind interest income, if any, are recognized daily on the accrual basis. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value per share.

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

Recent Accounting Standards: The Funds have adopted Financial Accounting Standards Board Accounting Standards Update 2017-08 to amend the amortization period for certain purchased callable debt securities held at a premium. Under the new standard, the Funds have changed the amortization period for the premium on certain purchased callable debt securities with non-contingent call features to the earliest call date. In accordance with the transition provisions of the standard, the Funds applied the amendments on a modified retrospective basis beginning with the fiscal period ended February 29, 2020. The adjusted cost basis of securities at February 28, 2019 are as follows:

iShares ETF
iBoxx $ High Yield Corporate Bond	$19,265,736,511
iBoxx $ Investment Grade Corporate Bond	36,295,104,150

This change in accounting policy has been made to comply with the newly issued accounting standard and had no impact on accumulated earnings (loss) or the net asset value of the Funds.

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. A fund determines the fair value of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (continued)

•

Fixed-income investments are valued using the last available bid price or current market quotations provided by independent dealers or prices (including evaluated prices) supplied by approved independent third-party pricing services. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data, credit quality information, perceived market movements, news, and other relevant information and by other methods, which may include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; general market conditions; and/or other factors and assumptions.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).

If events (e.g., a company announcement, market volatility or a natural disaster) occur that are expected to materially affect the value of an investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with policies approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and the cost approach. Valuation techniques used under these approaches take into consideration inputs that include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other inputs, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates.

When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets for identical assets or liabilities;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability ( such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The fair value hierarchy for each Fund’s investments is included in its schedule of investments. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Short Positions: From time to time, in order to track the performance of its benchmark index, a fund may sell non-index securities that will be received through corporate actions occurring on the opening of market trading on the following business day. A fund may also experience temporary short positions due to the timing of portfolio securities trades and in-kind redemption transactions. Such short positions are valued consistent with how securities are valued as described under Investment Valuation and Fair Value Measurements. The obligation to deliver the securities is recorded as a liability in the statement of assets and liabilities and is equal to the current fair value of the securities to be delivered. Any market fluctuations between the value of the obligation to sell these securities and the current fair value are reflected as unrealized appreciation (depreciation) in the statement of operations. Upon receipt of the securities related to the corporate actions or purchase of the securities related to the short position, a realized gain (loss) is recorded. Dividends or interest on securities sold short, if any, are reflected as an expense in the statement of operations. Details of the short positions, if any, are included in the schedule of investments.

Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned

NOTES TO FINANCIAL STATEMENTS

Notes to Financial Statements  (continued)

securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of February 29, 2020, any securities on loan were collateralized by cash and/or U.S. government obligations. Cash collateral received was invested in money market funds managed by BlackRock FundAdvisors (“BFA”), the Funds’ investment adviser, or its affiliates and is disclosed in the schedules of investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan for each Fund, if any, are also disclosed in its schedule of investments. The market value of any securities on loan as of February 29, 2020 and the value of the related cash collateral are disclosed in the statements of assets and liabilities.

Securities lending transactions are entered into by a fund under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the fund can reinvest cash collateral received in connection with loaned securities.

The following table is a summary of the securities lending agreements by counterparty which are subject to offset under an MSLA as of February 29, 2020:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received	(a)	Non-Cash Collateral Received	Net Amount
iBoxx $ High Yield Corporate Bond
Barclays Bank PLC	$30,845,869	$30,845,869		$—	$—
Barclays Capital Inc.	144,891,145	144,891,145		—	—
BMO Capital Markets	5,147,226	5,147,226		—	—
BNP Paribas Prime Brokerage International Ltd.	111,762,617	111,762,617		—	—
BNP Paribas Securities Corp.	4,186,615	4,186,615		—	—
BofA Securities, Inc.	67,449,692	67,449,692		—	—
Citadel Clearing LLC	127,489,728	127,489,728		—	—
Citigroup Global Markets Inc.	33,420,515	33,420,515		—	—
Credit Suisse Securities (USA) LLC	20,309,089	20,309,089		—	—
Deutsche Bank Securities Inc.	18,564,845	18,564,845		—	—
Goldman Sachs & Co.	443,644,787	443,644,787		—	—
HSBC Securities (USA) Inc.	14,346,374	14,346,374		—	—
Jefferies LLC	156,463	156,463		—	—
JPMorgan Securities LLC	363,949,089	363,949,089		—	—
Morgan Stanley & Co. LLC	85,841,452	85,841,452		—	—
MUFG Securities Americas Inc.	154,762	154,762		—	—
Nomura Securities International Inc.	11,423,836	11,423,836		—	—
RBC Capital Markets LLC	269,120,519	269,120,519		—	—
Scotia Capital (USA) Inc.	2,506,414	2,506,414		—	—
State Street Bank & Trust Company	1,576,090	1,576,090		—	—
TD Prime Services LLC	2,351,233	2,351,233		—	—
UBS AG	40,318,504	40,318,504		—	—
UBS Securities LLC	13,958,251	13,958,251		—	—
Wells Fargo Securities LLC	180,195,971	180,195,971		—	—

	$1,993,611,086	$1,993,611,086		$—	$—

2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (continued)

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received	(a)	Non-Cash Collateral Received	Net Amount
iBoxx $ Investment Grade Corporate Bond
Barclays Bank PLC	$92,623,515	$92,623,515		$—	$—
Barclays Capital Inc.	22,092,152	22,092,152		—	—
BMO Capital Markets	3,399,620	3,399,620		—	—
BNP Paribas Prime Brokerage International Ltd.	173,410,293	173,410,293		—	—
BofA Securities, Inc.	94,002,752	94,002,752		—	—
Citadel Clearing LLC	79,961,709	79,961,709		—	—
Citigroup Global Markets Inc.	28,540,695	28,540,695		—	—
Credit Suisse Securities (USA) LLC	112,570,908	112,570,908		—	—
Deutsche Bank Securities Inc.	1,943,323	1,943,323		—	—
Goldman Sachs & Co.	387,142,435	387,142,435		—	—
HSBC Securities (USA) Inc.	79,568,658	79,568,658		—	—
Jefferies LLC	6,348,085	6,348,085		—	—
JPMorgan Securities LLC	238,100,227	238,100,227		—	—
Morgan Stanley & Co. LLC	197,121,493	197,121,493		—	—
MUFG Securities Americas Inc.	74,490,735	74,490,735		—	—
Nomura Securities International Inc.	3,338,720	3,338,720		—	—
RBC Capital Markets LLC	498,972,715	498,972,715		—	—
Scotia Capital (USA) Inc.	46,734,682	46,734,682		—	—
SG Americas Securities LLC	306,630	306,630		—	—
State Street Bank & Trust Company	3,732,609	3,732,609		—	—
TD Prime Services LLC	2,540,984	2,540,984		—	—
UBS AG	52,921,147	52,921,147		—	—
UBS Securities LLC	17,645,974	17,645,974		—	—
Wells Fargo Securities LLC	458,707,702	458,707,702		—	—

	$2,676,217,763	$2,676,217,763		$—	$—

(a)

Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s statement of assets and liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.

5.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment AdvisoryAgreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to the iShares iBoxx $ High Yield Corporate Bond ETF, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Aggregate Average Daily Net Assets	Investment Advisory Fee
First $19 billion	0.5000%
Over $19 billion, up to and including $33 billion	0.4750
Over $33 billion, up to and including $47 billion	0.4513
Over $47 billion	0.4287

Each reduced investment advisory fee level reflects a 5% reduction (rounded to the fourth decimal place)from the investment advisory fee at the prior aggregate average daily net asset level.

NOTES TO FINANCIAL STATEMENTS

Notes to Financial Statements  (continued)

For its investment advisory services to the iShares iBoxx $ Investment Grade Corporate Bond ETF, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Aggregate Average Daily Net Assets	Investment Advisory Fee
First $121 billion	0.1500%
Over $121 billion, up to and including $181 billion	0.1425
Over $181 billion, up to and including $231 billion	0.1354
Over $231 billion, up to and including $281 billion	0.1287
Over $281 billion	0.1222

Each reduced investment advisory fee level reflects a 5% reduction (rounded to the fourth decimal place) from the investment advisory fee at the prior aggregate average daily net asset level.

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, or its affiliates, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by each Fund is shown as securities lending income — affiliated — net in its statement of operations. For the year ended February 29, 2020, the Funds paid BTC the following amounts for securities lending agent services:

iShares ETF	Fees Paid to BTC
iBoxx $ High Yield Corporate Bond	$4,763,263
iBoxx $ Investment Grade Corporate Bond	2,507,587

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the year ended February 29, 2020, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales	Net Realized Gain (Loss)
iBoxx $ High Yield Corporate Bond	$4,286,546	$77,310,998	$35,199
iBoxx $ Investment Grade Corporate Bond	49,774,856	782,671,161	4,300,967

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends — affiliated in the statement of operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (continued)

6.	PURCHASES AND SALES

For the year ended February 29, 2020, purchases and sales of investments, excluding in-kind transactions and short-term investments, were as follows:

	U.S. Government Securities		Other Securities
iShares ETF	Purchases	Sales	Purchases	Sales
iBoxx $ High Yield Corporate Bond	$—	$—	$4,051,809,582	$3,338,961,301
iBoxx $ Investment Grade Corporate Bond	127,087,124	137,822,739	5,282,870,196	4,238,061,007

For the year ended February 29, 2020, in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
iBoxx $ High Yield Corporate Bond	$24,631,528,667	$27,196,840,553
iBoxx $ Investment Grade Corporate Bond	20,385,031,046	25,689,371,695

7.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

Management has analyzed tax laws and regulations and their application to the Funds as of February 29, 2020, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. As of February 29, 2020, the following permanent differences attributable to realized gains (losses) from in-kind redemptions, were reclassified to the following accounts:

iShares ETF	Paid-in Capital	Accumulated Earnings (Loss)
iBoxx $ High Yield Corporate Bond	$266,468,721	$(266,468,721)
iBoxx $ Investment Grade Corporate Bond	1,467,419,066	(1,467,419,066)

The tax character of distributions paid was as follows:

iShares ETF	Year Ended 02/29/20	Year Ended 02/28/19
iBoxx $ High Yield Corporate Bond Ordinary income	$875,766,467	$786,516,158

iBoxx $ Investment Grade Corporate Bond Ordinary income	$1,168,762,363	$1,173,825,530

As of February 29, 2020, the tax components of accumulated net earnings (losses) were as follows:

iShares ETF	Undistributed Ordinary Income	Non-expiring Capital Loss Carryforwards (a)	Net Unrealized Gains (Losses)	(b)	Total
iBoxx $ High Yield Corporate Bond	$78,043,085	$(1,012,706,146)	$(623,309,677)		$(1,557,972,738)
iBoxx $ Investment Grade Corporate Bond	90,806,447	(155,929,598)	2,095,174,329		2,030,051,178

(a)	Amounts available to offset future realized capital gains.
(b)

The difference between book-basis and tax-basis unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales, amortization methods for premiums and discounts on fixed income securities, and the classification of investments.

For the year ended February 29, 2020, the iShares iBoxx $ Investment Grade Corporate Bond ETF utilized $84,554,788 of its capital loss carryforwards.

NOTES TO FINANCIAL STATEMENTS

Notes to Financial Statements  (continued)

As of February 29, 2020, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
iBoxx $ High Yield Corporate Bond	$16,115,417,822	$47,604,527	$(670,914,204)	$(623,309,677)
iBoxx $ Investment Grade Corporate Bond	33,711,641,882	2,127,098,151	(31,923,822)	2,095,174,329

8.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

Market Risk: Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss a fund may suffer through holding market positions in the face of market movements. A fund is exposed to market risk by its investment in equity, fixed income and/or financial derivative instruments or by its investment in underlying funds. The fair value of securities held by a fund may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. The extent of a fund’s exposure to market risk is the market value of the investments held as shown in the fund’s schedule of investments.

Investing in the securities of non-U.S. issuers involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: differences in accounting, auditing and financial reporting standards; more substantial governmental involvement in the economy; higher inflation rates, greater social, economic and political uncertainties; possible nationalization or expropriation of assets; less availability of public information about issuers; imposition of withholding or other taxes; higher transaction and custody costs and delays in settlement procedures; and lower level of regulation of the securities markets and issuers. Non-U.S. securities may be less liquid, more difficult to value, and have greater price volatility due to exchange rate fluctuations. These and other risks are heightened for investments in issuers from countries with less developed capital markets.

Changes in market interest rates or economic conditions may affect the value and/or liquidity of fixed income investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. Securities with longer durations tend to be more sensitive to interest rate changes, usually making their prices more volatile than those of securities with shorter durations. Given the environment of historically low interest rates, a fund may be subject to a greater risk of price losses if interest rates rise.

An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund’s investments. The impact of the pandemic may be short term or may last for an extended period of time.

Credit Risk: Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose a fund to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of a fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

High yield securities that are rated below investment-grade (commonly referred to as “junk bonds”) or are unrated may be deemed speculative, involve greater levels of risk than higher-rated securities of similar maturity and are more likely to default. High yield securities may be issued by less creditworthy issuers, and issuers of high yield securities may be unable to meet their interest or principal payment obligations. High yield securities are subject to extreme price fluctuations, may be less liquid than higher rated fixed-income securities, even under normal economic conditions, and frequently have redemption features.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (continued)

9.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

Transactions in capital shares were as follows:

	Year Ended 02/29/20		Year Ended 02/28/19
iShares ETF	Shares	Amount	Shares	Amount
iBoxx $ High Yield Corporate Bond
Shares sold	299,300,000	$25,895,937,886	455,300,000	$38,560,415,044
Shares redeemed	(321,300,000)	(27,808,246,774)	(453,600,000)	(38,446,699,158)

Net increase(decrease)	(22,000,000)	$(1,912,308,888)	1,700,000	$113,715,886

iBoxx $ Investment Grade Corporate Bond
Shares sold	178,600,000	$22,184,145,038	210,900,000	$24,164,921,854
Shares redeemed	(208,900,000)	(26,142,853,733)	(209,200,000)	(23,919,230,367)

Net increase(decrease)	(30,300,000)	$(3,958,708,695)	1,700,000	$245,691,487

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the statement of assets and liabilities.

10.	LEGAL PROCEEDINGS

On June 16, 2016, investors in certain iShares funds (iShares Core S&P Small-Cap ETF, iShares Russell 1000 Growth ETF, iShares Core S&P 500 ETF, iShares Russell Mid-Cap Growth ETF, iShares Russell Mid-Cap ETF, iShares Russell Mid-Cap Value ETF, iShares Select Dividend ETF, iShares Morningstar Mid-Cap ETF, iShares Morningstar Large-Cap ETF, iShares U.S. Aerospace & Defense ETF and iShares Preferred and Income Securities ETF) filed a class action lawsuit against iShares Trust, BlackRock, Inc. and certain of its advisory affiliates, and certain directors/trustees and officers of the Funds (collectively, “Defendants”) in California State Court. The lawsuit alleges the Defendants violated federal securities laws by failing to adequately disclose in the prospectuses issued by the funds noted above the risks of using stop-loss orders in the event of a ‘ flash crash’, such as the one that occurred on May 6, 2010. On September 18, 2017, the court issued a Statement of Decision holding that the Plaintiffs lack standing to assert their claims. On October 11, 2017, the court entered final judgment dismissing all of the Plaintiffs’ claims with prejudice. In an opinion dated January 23, 2020, the California Court of Appeal affirmed the dismissal of Plaintiffs’ claims. On March 3, 2020, plaintiffs filed a petition for review by the California Supreme Court.

11.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

NOTES TO FINANCIAL STATEMENTS

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of iShares Trust and

Shareholders of iShares iBoxx $ High Yield Corporate Bond ETF and

iShares iBoxx $ Investment Grade Corporate Bond ETF

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of iShares iBoxx $ High Yield Corporate Bond ETF and iShares iBoxx $ Investment Grade Corporate Bond ETF (two of the funds constituting iShares Trust, hereafter collectively referred to as the “Funds”) as of February 29, 2020, the related statements of operations for the year ended February 29, 2020, the statements of changes in net assets for each of the two years in the period ended February 29, 2020, including the related notes, and the financial highlights for each of the five years in the period ended February 29, 2020 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of February 29, 2020, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended February 29, 2020 and each of the financial highlights for each of the five years in the period ended February 29, 2020 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of February 29, 2020 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

April 21, 2020

We have served as the auditor of one or more BlackRock investment companies since 2000.

2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Want to know more?

iShares.com    |    1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

©2020 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-1010-0420

APRIL 30, 2020

2020 Semi-Annual Report (Unaudited)

iShares U.S. ETF Trust

•	iShares Interest Rate Hedged Long-Term Corporate Bond ETF | IGBH | NYSE Arca

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

You may elect to receive all future reports in paper free of charge. If you hold accounts through a financial intermediary, you can follow the instructions included with this disclosure, if applicable, or contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Please note that not all financial intermediaries may offer this service. Your election to receive reports in paper will apply to all funds held with your financial intermediary.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive electronic delivery of shareholder reports and other communications by contacting your financial intermediary. Please note that not all financial intermediaries may offer this service.

Fund Summary as of April 30, 2020	iShares® Interest Rate Hedged Long-Term Corporate Bond ETF

Investment Objective

The iShares Interest Rate Hedged Long-Term Corporate Bond ETF (the “Fund”) seeks to mitigate the interest rate risk of a portfolio composed of U.S. dollar-denominated investment-grade corporate bonds with remaining maturities greater than ten years. The Fund is an actively managed exchange-traded fund that does not seek to replicate the performance of a specified index. The Fund currently seeks to achieve its investment objective by investing a substantial portion of its assets in one underlying fund, the iShares Long-Term Corporate Bond ETF. The Fund attempts to mitigate the interest rate risk of the underlying fund by holding short positions in U.S. Treasury futures or interest rate swaps.

Performance

		Average Annual Total Returns		Cumulative Total Returns
	6 Months	1 Year	Since Inception	1 Year	Since Inception
Fund NAV	(9.92)%	(10.75)%	0.45%	(10.75)%	2.16%
Fund Market	(9.96)	(10.42)	0.51	(10.42)	2.45
ICE Q70A Custom Index(a)	(13.01)	(13.87)	0.23	(13.87)	1.11

The inception date of the Fund was 7/22/15. The first day of secondary market trading was 7/23/15.

The ICE Q70A Custom Index is an unmanaged index that consists of the ICE BofAML 10+ Year US Corporate Index plus interest rate swaps that intend to hedge the interest rate exposure of the ICE BofAML 10+ Year US Corporate Index.

(a)

The ICE Q70A Custom Index reflects the performance of Bloomberg Barclays U.S. Long Credit Interest Rate Swaps Hedged Index through July 31, 2018 and beginning August 1, 2018 reflects the performance of the ICE Q70A Custom Index.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 4 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (11/01/19)	Ending Account Value (04/30/20)	Expenses Paid During the Period	(a)(b)	Beginning Account Value (11/01/19)	Ending Account Value (04/30/20)	Expenses Paid During the Period	(a)(b)	Annualized Expense Ratio	(a)
$1,000.00	$900.80	$0.47		$1,000.00	$1,024.40	$0.50		0.10%

(a)	Annualized expense ratio and expenses paid during the period do not include fees and expenses of the underlying fund in which the Fund invests.
(b)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 4 for more information.

Portfolio Information

Tables shown are for the underlying fund in which the Fund invests.

ALLOCATION BY CREDIT QUALITY

Moody’s Credit Rating*	Percent of Total Investments	(a)
Aaa	2.7%
Aa	9.2
A	39.0
Baa	45.5
Ba	2.3
Not Rated	1.3

ALLOCATION BY MATURITY

Maturity	Percent of Total Investments	(a)
5-10 Years	0.1%
10-15 Years	8.3
15-20 Years	21.5
More than 20 Years	70.1

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

FUND SUMMARY	3

About Fund Performance

Past performance is no guarantee of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time, and may continue to affect adversely the value and liquidity of the fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not trade in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary market trading in shares of the fund, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of your Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested at the beginning of the period (or from the commencement of operations if less than 6 months) and held through the end of the period, is intended to help you understand your ongoing costs (in dollars and cents) of investing in your Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on your Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) April 30, 2020	iShares® Interest Rate Hedged Long-Term Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Investment Companies

Exchange-Traded Funds — 90.7%
iShares Long-Term Corporate Bond ETF(a)(b)	598,303	$40,092,284

Total Investment Companies — 90.7% (Cost: $35,344,168)		40,092,284

Short-Term Investments

Money Market Funds — 0.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.89%(a)(c)(d)	28,672	28,704
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.18%(a)(c)	270,000	270,000

		298,704

Total Short-Term Investments — 0.7% (Cost: $298,664)		298,704

Total Investments in Securities — 91.4% (Cost: $35,642,832)		40,390,988

Other Assets, Less Liabilities — 8.6%		3,811,067

Net Assets — 100.0%		$44,202,055

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period-end.
(d)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended April 30, 2020, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 10/31/19	Shares Purchased		Shares Sold		Shares Held at 04/30/20	Value at 04/30/20	Income		Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	—	28,672	(b)	—		28,672	$28,704	$2,762	(c)	$1,018		$40
BlackRock Cash Funds: Treasury, SL Agency Shares	1,336,000	—		(1,066,000	)(b)	270,000	270,000	8,600		—		—
iShares Long-Term Corporate Bond ETF	828,526	104,655		(334,878)		598,303	40,092,284	955,214		199,347		(1,169,155)

							$40,390,988	$966,576		$200,365		$(1,169,115)

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)	Net of purchases and sales.
(c)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Centrally Cleared Interest Rate Swaps

Paid by the Fund		Received by the Fund		Effective	Termination	Notional Amount		Upfront Premium Paid	Unrealized Appreciation
Rate	Frequency	Rate(a)	Frequency	Date	Date	(000)	Value	(Received)	(Depreciation)
1.17%	Semi-annual	0.56%	Quarterly	N/A	12/08/21	$(10,299)	$ (136,348)	$(97,032)	$(39,316)
2.38	Semi-annual	0.56	Quarterly	N/A	01/12/23	(1,126)	(60,986)	1,242	(62,228)
1.44	Semi-annual	0.56	Quarterly	N/A	12/08/26	(1)	(62)	(4)	(58)
3.25	Semi-annual	0.56	Quarterly	N/A	10/18/28	(3,446)	(766,712)	(529,024)	(237,688)
0.77	Semi-annual	0.56	Quarterly	N/A	04/01/30	(1,105)	(13,710)	(3,632)	(10,078)
2.34	Semi-annual	0.56	Quarterly	N/A	12/08/36	(11,898)	(2,990,859)	(160,291)	(2,830,568)
2.41	Semi-annual	0.56	Quarterly	N/A	06/19/37	(37)	(9,984)	(8,795)	(1,189)
0.86	Semi-annual	0.56	Quarterly	N/A	03/30/45	(1,763)	(18,477)	(21,925)	3,448
1.77	Semi-annual	0.56	Quarterly	N/A	12/08/46	(3,948)	(935,255)	23,195	(958,450)

SCHEDULE OF INVESTMENTS	5

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® Interest Rate Hedged Long-Term Corporate Bond ETF

Centrally Cleared Interest Rate Swaps (continued)

Paid by the Fund		Received by the Fund		Effective	Termination	Notional Amount		Upfront Premium Paid	Unrealized Appreciation
Rate	Frequency	Rate(a)	Frequency	Date	Date	(000)	Value	(Received)	(Depreciation)
3.33%	Semi-annual	0.56%	Quarterly	N/A	10/24/48	$(4,200)	$(2,789,154)	$(2,148,833)	$(640,321)
0.87	Semi-annual	0.56	Quarterly	N/A	03/30/50	(10)	(145)	—	(145)

							$(7,721,692)	$(2,945,099)	$(4,776,593)

(a)	Represents 3-month LIBOR. Rate shown is the rate in effect as of period-end.

Balances Reported in the Statement of Assets and Liabilities for Centrally Cleared Swaps

	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation
Centrally Cleared Swaps(a)	$24,437	$(2,969,536)	$3,448	$(4,780,041)

(a)

Includes cumulative appreciation (depreciation) on centrally cleared swaps, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities and is net of any previously paid (received) swap premium amounts.

Derivative Financial Instruments Categorized by Risk Exposure

As of April 30, 2020, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:

Interest Rate Contracts
Assets — Derivative Financial Instruments
Swaps — centrally cleared
Unrealized appreciation on centrally cleared swaps(a)	$3,448

Liabilities — Derivative Financial Instruments
Swaps — centrally cleared
Unrealized depreciation on centrally cleared swaps(a)	$4,780,041

(a)

Net cumulative appreciation (depreciation) on centrally cleared interest rate swaps contracts are reported in the Schedule of Investments. In the Statement of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the six months ended April 30, 2020, the effect of derivative financial instruments in the Statement of Operations was as follows:

Interest Rate Contracts
Net Realized Gain (Loss) from:
Swaps	$(9,691,346)

Net Change in Unrealized Appreciation (Depreciation) on:
Swaps	$1,732,021

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Interest rate swaps:
Average notional value — pays fixed rate	$47,258,428

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

6	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® Interest Rate Hedged Long-Term Corporate Bond ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Investment Companies	$40,092,284	$—	$—	$40,092,284
Money Market Funds	298,704	—	—	298,704

	$40,390,988	$—	$—	$40,390,988

Derivative financial instruments(a)
Assets
Swaps	$—	$3,448	$—	$3,448
Liabilities
Swaps	—	(4,780,041)	—	(4,780,041)

	$—	$(4,776,593)	$—	$(4,776,593)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

SCHEDULE OF INVESTMENTS	7

Statement of Assets and Liabilities  (unaudited)

April 30, 2020

iShares Interest Rate Hedged Long-Term Corporate Bond ETF

ASSETS
Investments in securities, at value (including securities on loan)(a):
Affiliated(b)	$40,390,988
Cash	9,750
Cash pledged:
Centrally cleared swaps	3,794,000
Receivables:
Securities lending income — Affiliated	758
Variation margin on centrally cleared swaps	37,699
Dividends	73

Total assets	44,233,268

LIABILITIES
Collateral on securities loaned, at value	27,600
Payables:
Investment advisory fees	3,613

Total liabilities	31,213

NET ASSETS	$44,202,055

NET ASSETS CONSIST OF:
Paid-in capital	$56,441,521
Accumulated loss	(12,239,466)

NET ASSETS	$44,202,055

Shares outstanding	2,050,000

Net asset value	$21.56

Shares authorized	Unlimited

Par value	None

(a) Securities loaned, at value	$26,804
(b) Investments, at cost — Affiliated	$35,642,832

See notes to financial statements.

8	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statement of Operations  (unaudited)

Six Months Ended April 30, 2020

iShares Interest Rate Hedged Long-Term Corporate Bond ETF

INVESTMENT INCOME
Dividends — Affiliated	$963,814
Securities lending income — Affiliated — net	2,762

Total investment income	966,576

EXPENSES
Investment advisory fees	98,333

Total expenses	98,333
Less:
Investment advisory fees waived	(70,238)

Total expenses after fees waived	28,095

Net investment income	938,481

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Affiliated	512,769
In-kind redemptions — Affiliated	(312,404)
Swaps	(9,691,346)

Net realized loss	(9,490,981)

Net change in unrealized appreciation (depreciation) on:
Investments — Affiliated	(1,169,115)
Swaps	1,732,021

Net change in unrealized appreciation (depreciation)	562,906

Net realized and unrealized loss	(8,928,075)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(7,989,594)

See notes to financial statements.

FINANCIAL STATEMENTS	9

Statements of Changes in Net Assets

	iShares Interest Rate Hedged Long-Term Corporate Bond ETF
	Six Months Ended 04/30/20 (unaudited)	Year Ended 10/31/19

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$938,481	$ 2,108,049
Net realized loss	(9,490,981)	(2,816,427)
Net change in unrealized appreciation (depreciation)	562,906	305,065

Net decrease in net assets resulting from operations	(7,989,594)	(403,313)

DISTRIBUTIONS TO SHAREHOLDERS(a)
From net investment income	(881,471)	(2,946,309)
Return of capital	—	(12,010)

Decrease in net assets resulting from distributions to shareholders	(881,471)	(2,958,319)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(6,485,095)	4,966,319

NET ASSETS
Total increase (decrease) in net assets	(15,356,160)	1,604,687
Beginning of period	59,558,215	57,953,528

End of period	$44,202,055	$59,558,215

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

10	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

(For a share outstanding throughout each period)

	iShares Interest Rate Hedged Long-Term Corporate Bond ETF
	Six Months Ended 04/30/20 (unaudited)		Year Ended 10/31/19	Year Ended 10/31/18	Year Ended 10/31/17	Year Ended 10/31/16		Period From 07/22/15 to 10/31/15	(a)

Net asset value, beginning of period	$24.31		$25.76	$25.98	$24.07	$24.08		$25.10

Net investment income(b)	0.39		0.98	1.01	0.91	0.89		0.26
Net realized and unrealized gain (loss)(c)		(2.77)	(1.01)	(0.32)	1.78	(0.28)		(1.09)

Net increase (decrease) from investment operations		(2.38)	(0.03)	0.69	2.69	0.61		(0.83)

Distributions(d)
From net investment income		(0.37)	(0.96)	(0.91)	(0.76)	(0.60)		(0.13)
From net realized gain	—		(0.45)	—	—	—		—
Return of capital	—		(0.01)	—	(0.02)	(0.02)		(0.06)

Total distributions		(0.37)	(1.42)	(0.91)	(0.78)	(0.62)		(0.19)

Net asset value, end of period	$21.56		$24.31	$25.76	$25.98	$24.07		$24.08

Total Return
Based on net asset value	(9.92	)%(e)	(0.03)%	2.66%	11.36%	2.49	%(f)	(3.19	)%(e)(f)

Ratios to Average Net Assets
Total expenses(g)	0.35	%(h)	0.35%	0.35%	0.35%	0.35%		0.35	%(h)

Total expenses after fees waived(g)	0.10	%(h)	0.10%	0.10%	0.10%	0.10%		0.12	%(h)

Net investment income	3.34	%(h)	3.98%	3.86%	3.62%	3.78%		3.80	%(h)

Supplemental Data
Net assets, end of period (000)	$44,202		$59,558	$57,954	$15,586	$8,423		$8,429

Portfolio turnover rate(i)(j)	6	%(e)	13%	5%	6%	9%		4	%(e)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Not annualized.
(f)

The total return disclosed is based on the net asset value (“NAV”) calculated daily for the creation and redemption of shares in the Fund, which may differ from the NAV calculated for financial reporting purposes. Based on the NAV calculated for financial reporting purposes, the total returns for the year ended October 31, 2016 and the period ended October 31, 2015 were 2.62% and -3.31%, respectively.

(g)	The Fund indirectly bears its proportionate share of fees and expenses incurred by the underlying fund in which the Fund is invested. This ratio does not include these indirect fees and expenses.
(h)	Annualized.
(i)	Portfolio turnover rate excludes in-kind transactions.
(j)

Portfolio turnover rate excludes the portfolio activity of the underlying fund in which the Fund is invested. See the underlying fund’s financial highlights for its respective portfolio turnover rates.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	11

Notes to Financial Statements  (unaudited)

1.	ORGANIZATION

iShares U.S. ETF Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following fund (the “Fund”):

iShares ETF	Diversification Classification
Interest Rate Hedged Long-Term Corporate Bond	Diversified

Currently the Fund seeks to achieve its investment objective by investing a substantial portion of its assets in an iShares fund (an “underlying fund”). The financial statements and schedule of investments for the underlying fund are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

Investment Transactions and Income Recognition: Investment transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions from the underlying funds, if any, are recognized on the ex-dividend date. Interest income is accrued daily.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Fund. Because such gains or losses are not taxable to the Fund and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Fund’s tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.

Distributions: Dividends and distributions paid by the Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Fund.

Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. A fund determines the fair value of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with a policy approved by the Board as reflecting fair value. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:

•

Exchange-traded funds and closed-end funds traded on a recognized securities exchange are valued at that day’s last traded price or official closing price, as applicable, on the exchange where the fund is primarily traded. Funds traded on a recognized exchange for which there were no sales on that day may be valued at the last traded price.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.

•

Swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.

If events (e.g., a company announcement, market volatility or a natural disaster) occur that are expected to materially affect the value of an investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with policies approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and the cost approach. Valuation techniques used under these approaches take into consideration inputs that include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if

12	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (unaudited) (continued)

reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other inputs, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates.

When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets for identical assets or liabilities;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The fair value hierarchy for the Fund’s investments is included in its schedule of investments. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Securities Lending: The Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by the Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of April 30, 2020, any securities on loan were collateralized by cash and/or U.S. government obligations. Cash collateral received was invested in money market funds managed by BlackRock Fund Advisors (“BFA”), the Fund’s investment adviser, or its affiliates and is disclosed in the schedule of investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan for the Fund, if any, are also disclosed in its schedule of investments. The market value of any securities on loan as of April 30, 2020 and the value of the related cash collateral are disclosed in the statement of assets and liabilities.

Securities lending transactions are entered into by a fund under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the fund can reinvest cash collateral received in connection with loaned securities.

The following table is a summary of the securities lending agreements by counterparty which are subject to offset under an MSLA as of April 30, 2020:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received	(a)	Non-Cash Collateral Received	Net Amount
Interest Rate Hedged Long-Term Corporate Bond
Deutsche Bank Securities Inc.	$6,701	$6,701		$—	$—
JPMorgan Securities LLC	20,103	20,103		—	—

	$26,804	$26,804		$—	$—

NOTES TO FINANCIAL STATEMENTS	13

Notes to Financial Statements  (unaudited) (continued)

(a)

Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Fund is disclosed in the Fund’s statement of assets and liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. The Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Fund.

5.	DERIVATIVE FINANCIAL INSTRUMENTS

Swaps: Swaps are financial agreements to exchange cash flows in which one party pays a stream of interest payments, either fixed or floating, in exchange for another party’s stream of interest payments, either fixed or floating, on the same notional amount for a specified period of time. Interest rate swaps are used by the Fund to mitigate the potential impact of interest rates on the performance of the bonds held by the Fund or its underlying fund.

Swap agreements are privately negotiated in the over-the-counter market and may be entered into as a bilateral contract or centrally cleared (“centrally cleared swaps”). The Fund enters into centrally cleared swaps.

In a centrally cleared swap, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (“CCP”) and the CCP becomes the Fund’s counterparty on the swap. The Fund is required to interface with the CCP through a broker. Upon entering into a centrally cleared swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated on the schedule of investments and cash deposited is shown as cash pledged for centrally cleared swaps on the statement of assets and liabilities. The daily change in valuation of centrally cleared swaps is recorded as variation margin receivable or payable on centrally cleared swaps in the statement of assets and liabilities. Payments received from (paid to) the counterparty, including at termination, are recorded as realized gains (losses) in the statement of operations. Payments and receipts are amortized over the term of the contract as a realized gain (loss) in the statement of the operations.

Swap transactions involve, to varying degrees, elements of interest rate, credit and market risks in excess of the amounts recognized in the statement of assets and liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.

6.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of the Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Fund, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to the Fund, BFA is entitled to an annual investment advisory fee of 0.35%, accrued daily and paid monthly by the Fund, based on the average daily net assets of the Fund.

Expense Waivers: A fund may incur its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). The total of the investment advisory fee and acquired fund fees and expenses are a fund’s total annual operating expenses. BFA has contractually agreed to waive a portion of its investment advisory fee for the Fund through February 28, 2022 so that the Fund’s total annual operating expenses after fee waiver is equal to the acquired fund fees and expenses attributable to the Fund’s investment in the iShares Long-Term Corporate Bond ETF (“IGLB”), after taking into account any fee waivers by IGLB, plus 0.10%.

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for the Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Fund.

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Fund, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. The Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, or its affiliates, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities. The Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, the Fund retains 82% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

14	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (unaudited) (continued)

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, the Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by the Fund is shown as securities lending income — affiliated — net in its statement of operations. For the six months ended April 30, 2020, the Fund paid BTC $769 for securities lending agent services.

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

The Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends — affiliated in the statement of operations.

7.	PURCHASES AND SALES

For the six months ended April 30, 2020, purchases and sales of investments, excluding in-kind transactions and short-term investments, were as follows:

iShares ETF	Purchases	Sales
Interest Rate Hedged Long-Term Corporate Bond	$3,234,481	$11,489,797

For the six months ended April 30, 2020, in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
Interest Rate Hedged Long-Term Corporate Bond	$3,447,132	$9,276,416

8.	INCOME TAX INFORMATION

The Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of the Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

Management has analyzed tax laws and regulations and their application to the Fund as of April 30, 2020, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements.

As of October 31, 2019, the Fund had non-expiring capital loss carryforwards available to offset future realized capital gains of $2,504,399.

As of April 30, 2020, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Interest Rate Hedged Long-Term Corporate Bond	$35,915,491	$4,751,604	$(5,052,700)	$(301,096)

9.	PRINCIPAL RISKS

In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. The Fund’s prospectus provides details of the risks to which the Fund is subject.

Market Risk: Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss a fund may suffer through holding market positions in the face of market movements. A fund is exposed to market risk by its investment in equity, fixed income and/or financial derivative instruments or by its investment in underlying funds. The fair value of securities held by a fund may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments. The extent of a fund’s exposure to market risk is the market value of the investments held as shown in the fund’s schedule of investments.

NOTES TO FINANCIAL STATEMENTS	15

Notes to Financial Statements  (unaudited) (continued)

Changes in market interest rates or economic conditions may affect the value and/or liquidity of fixed income investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. Securities with longer durations tend to be more sensitive to interest rate changes, usually making their prices more volatile than those of securities with shorter durations. Given the environment of historically low interest rates, a fund may be subject to a greater risk of price losses if interest rates rise.

An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund’s investments. The impact of the pandemic may be short term or may last for an extended period of time.

Credit Risk: Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose a fund to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of a fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its schedule of investments.

10.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by the Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of the Fund are not redeemable.

Transactions in capital shares were as follows:

	Six Months Ended 04/30/20		Year Ended 10/31/19
iShares ETF	Shares	Amount	Shares	Amount
Interest Rate Hedged Long-Term Corporate Bond
Shares sold	150,000	$3,693,750	1,450,000	$35,926,644
Shares redeemed	(550,000)	(10,178,845)	(1,250,000)	(30,960,325)

Net increase (decrease)	(400,000)	$(6,485,095)	200,000	$4,966,319

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the statement of assets and liabilities.

11.	LEGAL PROCEEDINGS

On June 16, 2016, investors in certain iShares funds (iShares Core S&P Small-Cap ETF, iShares Russell 1000 Growth ETF, iShares Core S&P 500 ETF, iShares Russell Mid-Cap Growth ETF, iShares Russell Mid-Cap ETF, iShares Russell Mid-Cap Value ETF, iShares Select Dividend ETF, iShares Morningstar Mid-Cap ETF, iShares Morningstar Large-Cap ETF, iShares U.S. Aerospace & Defense ETF and iShares Preferred and Income Securities ETF) filed a class action lawsuit against iShares Trust, BlackRock, Inc. and certain of its advisory affiliates, and certain directors/trustees and officers of the Funds (collectively, “Defendants”) in California State Court. The lawsuit alleges the Defendants violated federal securities laws by failing to adequately disclose in the prospectuses issued by the funds noted above the risks of using stop-loss orders in the event of a ‘flash crash’, such as the one that occurred on May 6, 2010. On September 18, 2017, the court issued a Statement of Decision holding that the Plaintiffs lack standing to assert their claims. On October 11, 2017, the court entered final judgment dismissing all of the Plaintiffs’ claims with prejudice. In an opinion dated January 23, 2020, the California Court of Appeal affirmed the dismissal of Plaintiffs’ claims. On March 3, 2020, plaintiffs filed a petition for review by the California Supreme Court. On May 27, 2020, the California Supreme Court denied Plaintiff’s petition for review. Plaintiff may choose to petition the U.S. Supreme Court for further review.

16	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (unaudited) (continued)

12.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

NOTES TO FINANCIAL STATEMENTS	17

Statement Regarding Liquidity Risk Management Program  (unaudited)

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Board of Trustees (the “Board”) of iShares Interest Rate Hedged Long-Term Corporate Bond ETF met on December 3, 2019 (the “Meeting”) to review the liquidity risk management program (the “Program”) applicable to the iShares Funds (each, a “Fund”) pursuant to the Liquidity Rule. The Board has appointed BlackRock Fund Advisors (“BlackRock”), the investment adviser to the Funds, as the program administrator for each Fund’s Program, as applicable. BlackRock has delegated oversight of the Program to the 40 Act Liquidity Risk Management Committee (the “Committee”). At the Meeting, the Committee, on behalf of BlackRock, provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including the operation of each Fund’s Highly Liquid Investment Minimum (“HLIM”) where applicable, and any material changes to the Program (the “Report”). The Report covered the period from December 1, 2018 through September 30, 2019 (the “Program Reporting Period”).

The Report described the Program’s liquidity classification methodology for categorizing a Fund’s investments (including derivative transactions) into one of four liquidity buckets. It also described BlackRock’s methodology in establishing a Fund’s HLIM and noted that the Committee reviews and ratifies the HLIM assigned to each Fund no less frequently than annually.

The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing a Fund’s liquidity risk, as follows:

a)

The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed whether each Fund’s investment strategy is appropriate for an open-end fund structure with a focus on Funds with more significant and consistent holdings of less liquid and illiquid assets. The Committee also factored a Fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account. A factor for consideration under the Liquidity Rule is a Fund’s use of borrowings for investment purposes. However, the Funds do not borrow for investment purposes. Derivative exposure was considered in the calculation of liquidity classification.

b)

Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed historical redemption activity and used this information as a component to establish each ETF’s reasonably anticipated trading size. The Committee may also take into consideration a Fund’s shareholder ownership concentration (which, depending on product type and distribution channel, may or may not be available), a Fund’s distribution channels, and the degree of certainty associated with a Fund’s short-term and long-term cash flow projections.

c)

Holdings of cash and cash equivalents, as well as borrowing arrangements. The Committee considered that ETFs generally do not hold more than de minimus amounts of cash. Funds may borrow for temporary or emergency purposes, including to meet payments due from redemptions or to facilitate the settlement of securities or other transactions.

d)

The relationship between an ETF’s portfolio liquidity and the way in which, and the prices and spreads at which, ETF shares trade, including the efficiency of the arbitrage function and the level of active participation by market participants, including authorized participants. The Committee monitored the prevailing bid/ask spread and the ETF price premium (or discount) to NAV for all ETFs and reviewed any persistent deviations from long-term averages.

e)

The effect of the composition of baskets on the overall liquidity of an ETF’s portfolio. In reviewing the linkage between the composition of baskets accepted by an ETF and any significant change in the liquidity profile of such ETF, the Committee reviewed changes in the proportion of each ETF’s portfolio comprised of less liquid and illiquid holdings to determine if applicable thresholds were met requiring enhanced review.

There were no material changes to the Program during the Program Reporting Period. The Report provided to the Board stated that the Committee concluded that based on the operation of the functions, as described in the Report, the Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.

18	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information  (unaudited)

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are being provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon the Fund’s investment experience during the year and may be subject to changes based on tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
Interest Rate Hedged Long-Term Corporate Bond	$0.369303	$—	$—	$0.369303	100%	—%	—%	100%

SUPPLEMENTAL INFORMATION	19

General Information

Electronic Delivery

Shareholders can sign up for email notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to icsdelivery.com.

•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The iShares Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, and for reporting periods ended prior to March 31, 2019, filed such information on Form N-Q. The iShares Fund’s Forms N-Q are available on the SEC’s website at sec.gov. The iShares Funds also disclose their complete schedule of portfolio holdings on a daily basis on the iShares website at iShares.com.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at iShares.com; and (3) on the SEC website at sec.gov.

20	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Glossary of Terms Used in this Report

Portfolio Abbreviations — Fixed Income

LIBOR	London Interbank Offered Rate

GLOSSARY OF TERMS USED IN THIS REPORT	21

Additional Financial Information

Schedule of Investments (Unaudited)

April 30, 2020

Statement of Assets and Liabilities (Unaudited)

April 30, 2020

Audited Financial Statements

February 28, 2020

iShares Trust

iShares Long-Term Corporate Bond ETF  |  IGLB  |  NYSE Arca

Schedule of Investments (unaudited) April 30, 2020	iShares® Long-Term Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising —0.0%
Interpublic Group of Companies Inc. (The), 5.40%, 10/01/48 (Call 04/01/48)	$170	$178,045

Aerospace & Defense — 2.0%
BAE Systems Holdings Inc., 4.75%, 10/07/44(a)(b)	465	548,028
BAE Systems PLC, 5.80%, 10/11/41(a)	25	33,667
Boeing Co. (The)
3.25%, 02/01/35 (Call 11/01/34)	437	361,958
3.30%, 03/01/35 (Call 09/01/34)	25	22,504
3.38%, 06/15/46 (Call 12/15/45)	205	154,882
3.50%, 03/01/39 (Call 09/01/38)	495	398,130
3.50%, 03/01/45 (Call 09/01/44)	759	610,368
3.55%, 03/01/38 (Call 09/01/37)	280	236,211
3.60%, 05/01/34 (Call 02/01/34)	375	326,937
3.65%, 03/01/47 (Call 09/01/46)	225	173,637
3.75%, 02/01/50 (Call 08/01/49)	835	667,438
3.83%, 03/01/59 (Call 09/01/58)	550	422,420
3.85%, 11/01/48 (Call 05/01/48)	210	166,204
3.90%, 05/01/49 (Call 11/01/48)	450	377,050
3.95%, 08/01/59 (Call 02/01/59)	790	618,637
5.88%, 02/15/40	225	227,143
6.13%, 02/15/33	50	53,000
6.63%, 02/15/38	156	162,675
6.88%, 03/15/39	427	471,386
General Dynamics Corp.
3.60%, 11/15/42 (Call 05/15/42)	380	436,094
4.25%, 04/01/50 (Call 10/01/49)	1,000	1,292,069
L3Harris Technologies Inc.
4.85%, 04/27/35 (Call 10/27/34)	570	705,185
5.05%, 04/27/45 (Call 10/27/44)	400	501,237
6.15%, 12/15/40	130	179,259
Lockheed Martin Corp.
3.60%, 03/01/35 (Call 09/01/34)(b)	314	374,350
3.80%, 03/01/45 (Call 09/01/44)	1,051	1,266,440
4.07%, 12/15/42	805	997,437
4.09%, 09/15/52 (Call 03/15/52)	1,350	1,739,282
4.50%, 05/15/36 (Call 11/15/35)	735	917,824
4.70%, 05/15/46 (Call 11/15/45)	1,383	1,884,280
5.72%, 06/01/40	50	71,237
Series B, 6.15%, 09/01/36	175	250,418
Northrop Grumman Corp.
3.85%, 04/15/45 (Call 10/15/44)	625	729,565
4.03%, 10/15/47 (Call 04/15/47)	1,609	1,939,947
4.75%, 06/01/43	915	1,184,957
5.05%, 11/15/40	300	401,028
5.25%, 05/01/50 (Call 11/01/49)	100	141,927
Northrop Grumman Systems Corp., 7.75%, 02/15/31	777	1,149,085
Raytheon Co.
4.20%, 12/15/44 (Call 06/15/44)	100	125,159
4.70%, 12/15/41	200	264,313
4.88%, 10/15/40	392	515,116
Raytheon Technologies Corp.
3.75%, 11/01/46 (Call 05/01/46)	960	1,131,762
4.05%, 05/04/47 (Call 11/04/46)	335	410,126
4.15%, 05/15/45 (Call 11/16/44)	1,350	1,650,925
4.45%, 11/16/38 (Call 05/16/38)	849	1,056,911
4.50%, 06/01/42(b)	1,805	2,295,230
4.63%, 11/16/48 (Call 05/16/48)	1,271	1,703,585
5.40%, 05/01/35	1,121	1,505,911

Security	Par (000)	Value

Aerospace & Defense (continued)
5.70%, 04/15/40	$956	$1,364,668
6.05%, 06/01/36	230	321,461
6.13%, 07/15/38	990	1,469,584
Rockwell Collins Inc.
4.35%, 04/15/47 (Call 10/15/46)	1,195	1,444,352
4.80%, 12/15/43 (Call 06/15/43)	380	471,456

		37,924,455

Agriculture — 1.4%
Altria Group Inc.
3.88%, 09/16/46 (Call 03/16/46)	1,486	1,451,222
4.25%, 08/09/42	1,175	1,162,521
4.50%, 05/02/43	1,675	1,700,262
5.38%, 01/31/44	917	1,047,867
5.80%, 02/14/39 (Call 08/14/38)	585	698,407
5.95%, 02/14/49 (Call 08/14/48)	1,390	1,743,564
6.20%, 02/14/59 (Call 08/14/58)	220	277,485
Archer-Daniels-Midland Co.
3.75%, 09/15/47 (Call 03/15/47)	415	475,983
4.02%, 04/16/43	839	991,013
4.50%, 03/15/49 (Call 09/15/48)	905	1,220,289
4.54%, 03/26/42	413	504,928
5.38%, 09/15/35	55	79,229
BAT Capital Corp.
4.39%, 08/15/37 (Call 02/15/37)	1,625	1,665,519
4.54%, 08/15/47 (Call 02/15/47)	1,980	2,073,276
4.76%, 09/06/49 (Call 03/06/49)	305	331,211
Cargill Inc., 3.88%, 05/23/49 (Call 11/23/48)(a)	780	874,644
Philip Morris International Inc.
3.88%, 08/21/42	509	550,438
4.13%, 03/04/43	496	558,582
4.25%, 11/10/44	730	847,013
4.38%, 11/15/41(b)	842	966,284
4.50%, 03/20/42	420	489,990
4.88%, 11/15/43	530	642,409
6.38%, 05/16/38	1,295	1,855,991
Reynolds American Inc.
5.70%, 08/15/35 (Call 02/15/35)	1,248	1,448,642
5.85%, 08/15/45 (Call 02/15/45)	1,840	2,126,667
6.15%, 09/15/43(b)	475	576,866
7.25%, 06/15/37	825	1,063,616

		27,423,918

Apparel — 0.2%
NIKE Inc.
3.38%, 11/01/46 (Call 05/01/46)(b)	300	331,331
3.38%, 03/27/50 (Call 09/27/49)	1,600	1,793,905
3.63%, 05/01/43 (Call 11/01/42)	560	619,514
3.88%, 11/01/45 (Call 05/01/45)	755	894,008

		3,638,758

Auto Manufacturers — 0.4%
Cummins Inc., 4.88%, 10/01/43 (Call 04/01/43)	375	496,678
Daimler Finance North America LLC, 8.50%, 01/18/31	1,451	1,933,085
Ford Motor Co., 7.40%, 11/01/46	544	444,720
General Motors Co.
5.00%, 04/01/35	408	345,626
5.15%, 04/01/38 (Call 10/01/37)	463	381,391
5.20%, 04/01/45	1,015	813,670
5.40%, 04/01/48 (Call 10/01/47)	610	486,417
5.95%, 04/01/49 (Call 10/01/48)	889	756,257
6.25%, 10/02/43	852	745,782

2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® Long-Term Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Auto Manufacturers (continued)
6.60%, 04/01/36 (Call 10/01/35)	$1,175	$1,078,369
6.75%, 04/01/46 (Call 10/01/45)	580	538,448

		8,020,443

Auto Parts & Equipment — 0.1%
Aptiv PLC
4.40%, 10/01/46 (Call 04/01/46)	100	78,115
5.40%, 03/15/49 (Call 09/15/48)	206	203,701
BorgWarner Inc., 4.38%, 03/15/45 (Call 09/15/44)(b)	345	328,204
Lear Corp., 5.25%, 05/15/49 (Call 11/15/48)	600	540,347

		1,150,367

Banks — 8.2%
Bank of America Corp.
3.95%, 01/23/49 (Call 01/23/48)(c)	1,280	1,460,544
4.08%, 04/23/40 (Call 04/23/39)(c)	1,325	1,531,869
4.08%, 03/20/51 (Call 03/20/50)(c)	3,500	4,202,821
4.24%, 04/24/38 (Call 04/24/37)(c)	1,401	1,636,034
4.33%, 03/15/50 (Call 03/15/49)(c)	1,784	2,223,432
4.44%, 01/20/48 (Call 01/20/47)(c)	1,234	1,500,079
4.88%, 04/01/44(b)	895	1,143,212
5.00%, 01/21/44(b)	1,562	2,042,211
5.88%, 02/07/42	853	1,234,901
6.11%, 01/29/37	1,530	2,070,193
7.75%, 05/14/38	1,115	1,755,282
Series L, 4.75%, 04/21/45	593	721,996
Bank of America N.A., 6.00%, 10/15/36	1,025	1,443,999
Barclays PLC
4.95%, 01/10/47(b)	1,240	1,490,216
5.25%, 08/17/45(b)	790	973,067
BNP Paribas SA, 7.20%, (Call 06/25/37)(a)(c)(d)	545	578,665
Citigroup Inc.
3.88%, 01/24/39 (Call 01/24/38)(c)	533	573,374
4.28%, 04/24/48 (Call 04/24/47)(c)	1,263	1,466,871
4.65%, 07/30/45	675	815,922
4.65%, 07/23/48 (Call 06/23/48)	2,024	2,487,090
4.75%, 05/18/46	1,905	2,315,803
5.30%, 05/06/44	340	429,128
5.88%, 02/22/33	475	583,760
5.88%, 01/30/42	797	1,107,569
6.00%, 10/31/33	313	391,227
6.13%, 08/25/36	482	601,234
6.63%, 06/15/32	767	999,859
6.68%, 09/13/43	605	886,281
6.88%, 03/05/38	110	151,866
6.88%, 02/15/98	217	326,845
8.13%, 07/15/39	1,635	2,697,688
Commonwealth Bank of Australia
3.74%, 09/12/39(a)(b)	495	503,102
3.90%, 07/12/47(a)	829	945,538
4.32%, 01/10/48(a)	1,105	1,173,455
Cooperatieve Rabobank UA
5.25%, 05/24/41(b)	1,473	2,087,330
5.25%, 08/04/45	976	1,279,100
5.75%, 12/01/43	1,205	1,667,230
5.80%, 09/30/2110(a)	100	170,898
Credit Suisse Group Funding Guernsey Ltd., 4.88%, 05/15/45	1,856	2,349,462
Fifth Third Bancorp., 8.25%, 03/01/38	1,016	1,511,538

Security	Par (000)	Value

Banks (continued)
First Republic Bank/CA
4.38%, 08/01/46 (Call 02/01/46)	$350	$394,795
4.63%, 02/13/47 (Call 08/13/46)	495	597,484
Goldman Sachs Group Inc. (The)
4.02%, 10/31/38 (Call 10/31/37)(c)	1,685	1,849,639
4.41%, 04/23/39 (Call 04/23/38)(c)	1,870	2,116,259
4.75%, 10/21/45 (Call 04/21/45)	1,584	1,922,049
4.80%, 07/08/44 (Call 01/08/44)	1,745	2,124,529
5.15%, 05/22/45	1,330	1,616,025
6.13%, 02/15/33	775	1,018,200
6.25%, 02/01/41	1,725	2,399,178
6.45%, 05/01/36	230	301,956
6.75%, 10/01/37	3,825	5,223,952
HSBC Bank USA N.A., 7.00%, 01/15/39(b)	265	392,848
HSBC Holdings PLC
5.25%, 03/14/44	720	917,740
6.10%, 01/14/42	978	1,384,543
6.50%, 05/02/36	2,710	3,662,474
6.50%, 09/15/37	1,820	2,507,429
6.80%, 06/01/38	1,630	2,314,479
7.63%, 05/17/32	446	605,696
HSBC USA Inc., 7.20%, 07/15/97(b)	60	94,174
JPMorgan Chase & Co.
3.11%, 04/22/41 (Call 04/22/40)(c)	1,000	1,037,825
3.11%, 04/22/51 (Call 04/22/50)(c)	1,200	1,242,630
3.88%, 07/24/38 (Call 07/24/37)(c)	2,515	2,841,316
3.90%, 01/23/49 (Call 01/23/48)(c)	1,605	1,872,485
3.96%, 11/15/48 (Call 11/15/47)(c)	2,192	2,592,787
4.03%, 07/24/48 (Call 07/24/47)(b)(c)	990	1,175,057
4.26%, 02/22/48 (Call 02/22/47)(c)	1,255	1,536,284
4.85%, 02/01/44	645	842,817
4.95%, 06/01/45	1,140	1,445,609
5.40%, 01/06/42	1,180	1,605,456
5.50%, 10/15/40	1,165	1,601,543
5.60%, 07/15/41	2,425	3,374,364
5.63%, 08/16/43	968	1,337,276
6.40%, 05/15/38	1,340	1,976,855
8.75%, 09/01/30	50	70,596
Lloyds Banking Group PLC
4.34%, 01/09/48(b)	1,435	1,570,562
5.30%, 12/01/45	685	852,012
Mitsubishi UFJ Financial Group Inc.
3.75%, 07/18/39	625	689,256
4.15%, 03/07/39	895	1,032,943
4.29%, 07/26/38	1,225	1,431,034
Morgan Stanley
3.97%, 07/22/38 (Call 07/22/37)(c)	956	1,075,384
4.30%, 01/27/45	1,479	1,783,386
4.38%, 01/22/47	2,520	3,139,671
4.46%, 04/22/39 (Call 04/22/38)(c)	635	766,119
5.60%, 03/24/51 (Call 03/24/50)(c)	1,000	1,436,916
6.38%, 07/24/42	1,639	2,529,450
7.25%, 04/01/32	1,183	1,716,445
Regions Bank/Birmingham AL, 6.45%, 06/26/37	460	600,621
Regions Financial Corp., 7.38%, 12/10/37	490	679,827
Santander UK Group Holdings PLC, 5.63%, 09/15/45(a)	495	582,338
Societe Generale SA, 5.63%, 11/24/45(a)(b)	115	137,346
Standard Chartered PLC
5.30%, 01/09/43(a)	485	565,225
5.70%, 03/26/44(a)	2,025	2,473,347

SCHEDULE OF INVESTMENTS

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® Long-Term Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
UBS AG/London, 4.50%, 06/26/48(a)(b)	$870	$1,175,398
Wachovia Corp.
5.50%, 08/01/35	617	771,570
6.55%, 10/15/35	260	346,206
7.50%, 04/15/35	125	172,166
Wells Fargo & Co.
3.90%, 05/01/45	1,187	1,363,398
4.40%, 06/14/46(b)	1,286	1,449,248
4.65%, 11/04/44(b)	1,501	1,760,214
4.75%, 12/07/46	1,485	1,760,505
4.90%, 11/17/45	1,315	1,577,533
5.01%, 04/04/51 (Call 04/04/50)(c)	3,200	4,201,080
5.38%, 02/07/35	385	500,153
5.38%, 11/02/43	1,365	1,733,915
5.61%, 01/15/44	2,010	2,634,776
5.95%, 12/01/86	668	745,611
Wells Fargo Bank N.A.
5.85%, 02/01/37	650	886,512
5.95%, 08/26/36	570	766,509
6.60%, 01/15/38	1,220	1,743,146
Westpac Banking Corp., 4.42%, 07/24/39	1,112	1,225,806

		157,402,668

Beverages — 3.3%
Anheuser-Busch Companies LLC/Anheuser-Busch InBev Worldwide Inc.
4.70%, 02/01/36 (Call 08/01/35)	4,267	4,776,197
4.90%, 02/01/46 (Call 08/01/45)	7,355	8,486,130
Anheuser-Busch InBev Finance Inc.
4.00%, 01/17/43(b)	958	980,474
4.63%, 02/01/44	1,277	1,409,627
4.70%, 02/01/36 (Call 08/01/35)	600	663,742
4.90%, 02/01/46 (Call 08/01/45)	1,399	1,603,686
Anheuser-Busch InBev Worldwide Inc.
3.75%, 07/15/42	835	853,441
4.35%, 06/01/40 (Call 12/01/39)	300	328,252
4.38%, 04/15/38 (Call 10/15/37)	620	667,643
4.44%, 10/06/48 (Call 04/06/48)	1,375	1,495,297
4.50%, 06/01/50 (Call 12/01/49)	1,000	1,119,177
4.60%, 04/15/48 (Call 10/15/47)(b)	1,783	1,976,380
4.60%, 06/01/60 (Call 12/01/59)	400	440,091
4.75%, 04/15/58 (Call 10/15/57)	1,075	1,209,546
4.90%, 01/23/31 (Call 10/23/30)(b)	1,198	1,406,041
4.95%, 01/15/42	835	957,040
5.45%, 01/23/39 (Call 07/23/38)	1,395	1,680,732
5.55%, 01/23/49 (Call 07/23/48)	3,485	4,357,172
5.80%, 01/23/59 (Call 07/23/58)	1,035	1,364,709
8.00%, 11/15/39	325	502,662
8.20%, 01/15/39	807	1,214,749
Bacardi Ltd.
5.15%, 05/15/38 (Call 11/15/37)(a)	300	332,348
5.30%, 05/15/48 (Call 11/15/47)(a)	515	577,759
Brown-Forman Corp.
4.00%, 04/15/38 (Call 10/15/37)	140	146,768
4.50%, 07/15/45 (Call 01/15/45)	213	249,108
Coca-Cola Co. (The), 4.20%, 03/25/50	1,400	1,812,331
Coca-Cola FEMSA SAB de CV, 5.25%, 11/26/43	306	371,290
Constellation Brands Inc.
4.10%, 02/15/48 (Call 08/15/47)(b)	250	264,777
4.50%, 05/09/47 (Call 11/09/46)	550	610,705
5.25%, 11/15/48 (Call 05/15/48)	503	620,139

Security	Par (000)	Value

Beverages (continued)
Diageo Capital PLC
3.88%, 04/29/43 (Call 10/29/42)(b)	$735	$859,251
5.88%, 09/30/36(b)	535	744,352
Diageo Investment Corp.
4.25%, 05/11/42	495	600,652
7.45%, 04/15/35	11	17,681
Fomento Economico Mexicano SAB de CV
3.50%, 01/16/50 (Call 07/16/49)	1,000	958,905
4.38%, 05/10/43	330	367,165
Heineken NV
4.00%, 10/01/42(a)	540	602,203
4.35%, 03/29/47 (Call 09/29/46)(a)	120	140,486
Keurig Dr Pepper Inc.
4.42%, 12/15/46 (Call 06/15/46)	525	603,732
4.50%, 11/15/45 (Call 05/15/45)	385	441,322
4.99%, 05/25/38 (Call 11/25/37)(b)	770	932,044
5.09%, 05/25/48 (Call 11/25/47)	475	600,290
Molson Coors Beverage Co.
4.20%, 07/15/46 (Call 01/15/46)	1,577	1,491,927
5.00%, 05/01/42	800	870,177
PepsiCo Inc.
2.88%, 10/15/49 (Call 04/15/49)	1,050	1,125,555
3.38%, 07/29/49 (Call 01/29/49)	1,125	1,283,491
3.45%, 10/06/46 (Call 04/06/46)	1,525	1,748,616
3.60%, 08/13/42	455	529,518
3.63%, 03/19/50 (Call 09/19/49)	1,800	2,172,278
4.00%, 03/05/42	492	608,746
4.00%, 05/02/47 (Call 11/02/46)(b)	695	869,358
4.25%, 10/22/44 (Call 04/22/44)	671	819,506
4.45%, 04/14/46 (Call 10/14/45)	829	1,093,911
4.60%, 07/17/45 (Call 01/17/45)	460	613,686
Pernod Ricard SA, 5.50%, 01/15/42(a)(b)	250	309,375

		62,882,240

Biotechnology — 1.4%
Amgen Inc.
3.15%, 02/21/40 (Call 08/21/39)	1,200	1,249,179
3.38%, 02/21/50 (Call 08/21/49)	790	847,432
4.40%, 05/01/45 (Call 11/01/44)	2,080	2,549,118
4.56%, 06/15/48 (Call 12/15/47)(b)	1,520	1,935,060
4.66%, 06/15/51 (Call 12/15/50)	3,170	4,147,718
4.95%, 10/01/41	341	440,923
5.15%, 11/15/41 (Call 05/15/41)	670	899,677
5.65%, 06/15/42 (Call 12/15/41)	140	190,606
5.75%, 03/15/40(b)	220	312,467
6.38%, 06/01/37(b)	315	472,415
6.40%, 02/01/39	125	192,304
6.90%, 06/01/38(b)	75	119,596
Baxalta Inc., 5.25%, 06/23/45 (Call 12/23/44)(b)	354	496,972
Biogen Inc.
3.15%, 05/01/50 (Call 11/01/49)	1,130	1,108,003
5.20%, 09/15/45 (Call 03/15/45)	820	1,070,929
Gilead Sciences Inc.
4.00%, 09/01/36 (Call 03/01/36)	415	496,677
4.15%, 03/01/47 (Call 09/01/46)(b)	1,645	2,073,491
4.50%, 02/01/45 (Call 08/01/44)	1,146	1,478,319
4.60%, 09/01/35 (Call 03/01/35)	1,085	1,399,955
4.75%, 03/01/46 (Call 09/01/45)	1,603	2,165,726
4.80%, 04/01/44 (Call 10/01/43)	995	1,312,339

2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® Long-Term Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Biotechnology (continued)
5.65%, 12/01/41 (Call 06/01/41)(b)	$980	$1,406,000

		26,364,906

Building Materials — 0.4%
Carrier Global Corp.
3.38%, 04/05/40 (Call 10/05/39)(a)	1,050	941,349
3.58%, 04/05/50 (Call 10/05/49)(a)	550	496,072
CRH America Finance Inc.
4.40%, 05/09/47 (Call 11/09/46)(a)	100	103,698
4.50%, 04/04/48 (Call 10/04/47)(a)	751	804,580
Johnson Controls International PLC
4.50%, 02/15/47 (Call 08/15/46)	488	553,797
4.63%, 07/02/44 (Call 01/02/44)	577	643,744
4.95%, 07/02/64 (Call 01/02/64)(e)	515	572,837
5.13%, 09/14/45 (Call 03/14/45)	43	51,137
6.00%, 01/15/36	135	166,894
Martin Marietta Materials Inc., 4.25%, 12/15/47 (Call 06/15/47)	745	760,256
Masco Corp., 4.50%, 05/15/47 (Call 11/15/46)	345	333,286
Owens Corning
4.30%, 07/15/47 (Call 01/15/47)(b)	167	160,607
4.40%, 01/30/48 (Call 07/30/47)	279	270,624
7.00%, 12/01/36	249	304,723
Votorantim Cimentos SA, 7.25%, 04/05/41(a)	500	547,500
Vulcan Materials Co.
4.50%, 06/15/47 (Call 12/15/46)	315	341,295
4.70%, 03/01/48 (Call 09/01/47)(b)	605	679,502

		7,731,901

Chemicals — 1.5%
Air Products and Chemicals Inc.
2.70%, 05/15/40 (Call 11/15/39)	215	217,945
2.80%, 05/15/50 (Call 11/15/49)	120	122,289
Albemarle Corp., 5.45%, 12/01/44 (Call 06/01/44)	558	567,483
Braskem America Finance Co., 7.13%, 07/22/41 (Call 01/22/41)(a)	200	181,000
Braskem Netherlands Finance BV, 5.88%, 01/31/50(a)	560	429,800
Dow Chemical Co. (The)
4.25%, 10/01/34 (Call 04/01/34)	1,859	1,956,020
4.38%, 11/15/42 (Call 05/15/42)	423	452,280
4.63%, 10/01/44 (Call 04/01/44)	390	431,625
4.80%, 05/15/49 (Call 11/15/48)(b)	885	1,012,443
5.25%, 11/15/41 (Call 05/15/41)	209	246,700
5.55%, 11/30/48 (Call 05/30/48)(b)	515	653,857
9.40%, 05/15/39	346	553,778
DuPont de Nemours Inc.
5.32%, 11/15/38 (Call 05/15/38)	695	844,327
5.42%, 11/15/48 (Call 05/15/48)	2,345	3,030,817
Eastman Chemical Co.
4.65%, 10/15/44 (Call 04/15/44)	964	1,098,967
4.80%, 09/01/42 (Call 03/01/42)	428	492,005
Ecolab Inc.
3.70%, 11/01/46 (Call 05/01/46)	175	200,539
3.95%, 12/01/47 (Call 06/01/47)	720	876,795
5.50%, 12/08/41	278	358,106
FMC Corp., 4.50%, 10/01/49 (Call 04/01/49)	490	543,267
International Flavors & Fragrances Inc.
4.38%, 06/01/47 (Call 12/01/46)	275	279,969
5.00%, 09/26/48 (Call 03/26/48)	345	382,890
Lubrizol Corp. (The), 6.50%, 10/01/34	350	535,286

Security	Par (000)	Value

Chemicals (continued)
LYB International Finance BV
4.88%, 03/15/44 (Call 09/15/43)	$990	$1,091,562
5.25%, 07/15/43	885	1,003,781
LYB International Finance III LLC, 4.20%, 10/15/49 (Call 04/15/49)	365	372,617
LyondellBasell Industries NV, 4.63%, 02/26/55 (Call 08/26/54)	973	1,024,856
Mosaic Co. (The)
4.88%, 11/15/41 (Call 05/15/41)	230	204,723
5.45%, 11/15/33 (Call 05/15/33)	393	392,913
5.63%, 11/15/43 (Call 05/15/43)	145	145,947
Nutrien Ltd.
4.13%, 03/15/35 (Call 09/15/34)	512	549,560
4.90%, 06/01/43 (Call 12/01/42)	220	245,038
5.00%, 04/01/49 (Call 10/01/48)	773	996,676
5.25%, 01/15/45 (Call 07/15/44)	229	270,525
5.63%, 12/01/40	390	450,983
5.88%, 12/01/36	241	291,425
6.13%, 01/15/41 (Call 07/15/40)	650	821,225
7.13%, 05/23/36	18	23,382
OCP SA, 6.88%, 04/25/44(a)	200	236,500
Orbia Advance Corp. SAB de CV, 5.88%, 09/17/44(a)	900	862,884
Praxair Inc., 3.55%, 11/07/42 (Call 05/07/42)	1,020	1,149,794
RPM International Inc., 4.25%, 01/15/48 (Call 07/15/47)	560	533,839
Sherwin-Williams Co. (The)
3.80%, 08/15/49 (Call 02/15/49)(b)	435	472,208
4.00%, 12/15/42 (Call 06/15/42)	285	304,803
4.50%, 06/01/47 (Call 12/01/46)	535	646,769
4.55%, 08/01/45 (Call 02/01/45)	95	109,404
Syngenta Finance NV, 5.68%, 04/24/48 (Call 10/24/47)(a)	375	367,909
Westlake Chemical Corp.
4.38%, 11/15/47 (Call 05/15/47)	700	613,767
5.00%, 08/15/46 (Call 02/15/46)	305	295,287

		28,946,565

Commercial Services — 1.2%
American University (The), Series 2019, 3.67%, 04/01/49	500	545,978
California Institute of Technology
4.32%, 08/01/45	12	15,360
4.70%, 11/01/2111	145	186,460
Cleveland Clinic Foundation (The), 4.86%, 01/01/2114	200	262,854
DP World PLC
4.70%, 09/30/49 (Call 03/30/49)(a)	500	430,000
5.63%, 09/25/48(a)	1,300	1,241,500
6.85%, 07/02/37(a)	850	919,063
Duke University, 3.30%, 10/01/46	25	28,246
Equifax Inc., 7.00%, 07/01/37	110	132,223
ERAC USA Finance LLC
4.20%, 11/01/46 (Call 05/01/46)(a)	50	48,874
5.63%, 03/15/42(a)	65	71,725
7.00%, 10/15/37(a)	1,824	2,343,756
George Washington University (The)
4.87%, 09/15/45	16	20,887
Series 2018, 4.13%, 09/15/48 (Call 03/15/48)(b)	998	1,186,694
Georgetown University (The)
Series 20A, 2.94%, 04/01/50	173	166,335
Series A, 5.22%, 10/01/2118 (Call 04/01/2118)	75	111,827
Global Payments Inc., 4.15%, 08/15/49 (Call 02/15/49)(b)	880	947,667
Johns Hopkins University, Series 2013, 4.08%, 07/01/53	36	46,176
Leland Stanford Junior University (The), 3.65%, 05/01/48 (Call 11/01/47)	503	629,219

SCHEDULE OF INVESTMENTS

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® Long-Term Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Commercial Services (continued)
Massachusetts Institute of Technology 3.89%, 07/01/2116	$100	$119,219
3.96%, 07/01/38	59	75,092
4.68%, 07/01/2114	325	457,858
5.60%, 07/01/2111	600	1,011,141
Series F, 2.99%, 07/01/50 (Call 01/01/50)(b)	1,860	2,134,152
Moody’s Corp. 4.88%, 12/17/48 (Call 06/17/48)	211	277,533
5.25%, 07/15/44	525	710,114
Northwestern University 4.64%, 12/01/44	355	473,362
Series 2017, 3.66%, 12/01/57 (Call 06/01/57)	55	64,618
President and Fellows of Harvard College 3.15%, 07/15/46 (Call 01/15/46)	500	567,377
3.30%, 07/15/56 (Call 01/15/56)	385	437,355
3.62%, 10/01/37	46	54,541
4.88%, 10/15/40	200	275,384
Princeton University, 5.70%, 03/01/39	515	769,490
S&P Global Inc. 3.25%, 12/01/49 (Call 06/01/49)	575	623,461
4.50%, 05/15/48 (Call 11/15/47)	275	362,340
Trustees of Boston College, 3.13%, 07/01/52(b)	530	557,208
Trustees of Boston University, Series CC, 4.06%, 10/01/48 (Call 04/01/48)	130	156,600
Trustees of Dartmouth College, 3.47%, 06/01/46(b)	260	300,491
Trustees of the University of Pennsylvania (The), 3.61%, 02/15/2119 (Call 08/15/2118)	375	444,298
Tufts University, Series 2012, 5.02%, 04/15/2112	100	135,535
University of Notre Dame du Lac
Series 2015, 3.44%, 02/15/45	139	164,917
Series 2017, 3.39%, 02/15/48 (Call 08/15/47)	1,075	1,289,167
University of Southern California 2.81%, 10/01/50 (Call 04/01/50)	334	355,788
3.03%, 10/01/39	1,161	1,239,823
5.25%, 10/01/2111	250	381,471
Series 2017, 3.84%, 10/01/47 (Call 04/01/47)	150	181,619
Verisk Analytics Inc., 5.50%, 06/15/45 (Call 12/15/44)	186	242,177
Wesleyan University, 4.78%, 07/01/2116	125	141,084
William Marsh Rice University 3.57%, 05/15/45	331	389,486
3.77%, 05/15/55	125	151,357

		23,878,902

Computers — 1.7%
Apple Inc. 3.45%, 02/09/45(b)	1,594	1,818,494
3.75%, 09/12/47 (Call 03/12/47)	855	1,033,494
3.75%, 11/13/47 (Call 05/13/47)	1,460	1,769,721
3.85%, 05/04/43	1,690	2,038,173
3.85%, 08/04/46 (Call 02/04/46)(b)	2,045	2,499,026
4.25%, 02/09/47 (Call 08/09/46)	1,240	1,625,294
4.38%, 05/13/45(b)	1,985	2,589,632
4.45%, 05/06/44	720	947,925
4.50%, 02/23/36 (Call 08/23/35)	1,280	1,633,420
4.65%, 02/23/46 (Call 08/23/45)	1,799	2,438,895
Dell International LLC/EMC Corp. 8.10%, 07/15/36 (Call 01/15/36)(a)	1,666	2,033,995
8.35%, 07/15/46 (Call 01/15/46)(a)	675	843,070
Hewlett Packard Enterprise Co. 6.20%, 10/15/35 (Call 04/15/35)	700	827,594
6.35%, 10/15/45 (Call 04/15/45)	985	1,178,985

Security	Par (000)	Value

Computers (continued)
HP Inc., 6.00%, 09/15/41	$394	$435,370
International Business Machines Corp. 2.95%, 05/15/50 (Call 11/15/49)	150	148,757
4.00%, 06/20/42(b)	1,190	1,389,683
4.15%, 05/15/39	2,025	2,366,481
4.25%, 05/15/49	1,680	2,064,700
4.70%, 02/19/46(b)	845	1,063,931
5.60%, 11/30/39	615	852,131
5.88%, 11/29/32	356	484,623
7.13%, 12/01/96(b)	95	164,580
Seagate HDD Cayman, 5.75%, 12/01/34 (Call 06/01/34)	305	309,097

		32,557,071

Cosmetics & Personal Care — 0.5%
Colgate-Palmolive Co. 3.70%, 08/01/47 (Call 02/01/47)	270	351,204
4.00%, 08/15/45	330	436,720
Estee Lauder Companies Inc. (The) 3.13%, 12/01/49 (Call 06/01/49)	995	1,025,648
3.70%, 08/15/42	50	51,015
4.15%, 03/15/47 (Call 09/15/46)	200	238,269
4.38%, 06/15/45 (Call 12/15/44)	535	652,642
6.00%, 05/15/37	255	353,720
Procter & Gamble Co. (The) 3.50%, 10/25/47	525	655,198
3.55%, 03/25/40	1,000	1,202,858
3.60%, 03/25/50	1,400	1,781,154
5.50%, 02/01/34	285	408,524
5.55%, 03/05/37	49	71,117
5.80%, 08/15/34(b)	85	126,168
Unilever Capital Corp., 5.90%, 11/15/32	1,151	1,632,467

		8,986,704

Distribution & Wholesale — 0.1%
WW Grainger Inc. 3.75%, 05/15/46 (Call 11/15/45)	480	519,644
4.20%, 05/15/47 (Call 11/15/46)	165	191,425
4.60%, 06/15/45 (Call 12/15/44)	755	930,256

		1,641,325

Diversified Financial Services — 1.7%
Ally Financial Inc. 8.00%, 11/01/31	2,077	2,537,310
American Express Co., 4.05%, 12/03/42(b)	925	1,134,459
Blackstone Holdings Finance Co. LLC 3.50%, 09/10/49 (Call 03/10/49)(a)	800	774,599
4.00%, 10/02/47 (Call 04/02/47)(a)(b)	340	347,208
4.45%, 07/15/45(a)	400	426,832
5.00%, 06/15/44(a)(b)	61	69,624
Brookfield Finance Inc., 4.70%, 09/20/47 (Call 03/20/47)	979	990,436
Brookfield Finance LLC, 3.45%, 04/15/50 (Call 10/15/49)	575	474,046
Carlyle Holdings II Finance LLC, 5.63%, 03/30/43(a)	245	277,551
CME Group Inc. 4.15%, 06/15/48 (Call 12/15/47)	770	1,027,189
5.30%, 09/15/43 (Call 03/15/43)	221	314,654
Credit Suisse USA Inc., 7.13%, 07/15/32	213	315,028
FMR LLC 5.15%, 02/01/43(a)	500	608,735
6.50%, 12/14/40(a)	500	700,440
GE Capital International Funding Co. Unlimited Co., 4.42%, 11/15/35	8,055	8,394,659
Invesco Finance PLC, 5.38%, 11/30/43	436	460,117

2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® Long-Term Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
Jefferies Financial Group Inc., 6.63%, 10/23/43 (Call 07/23/43)	$245	$258,548
Jefferies Group LLC 6.25%, 01/15/36(b)	430	452,791
6.50%, 01/20/43	95	99,944
KKR Group Finance Co. II LLC, 5.50%, 02/01/43 (Call 08/01/42)(a)	550	620,614
Legg Mason Inc., 5.63%, 01/15/44	220	254,991
Mastercard Inc. 3.65%, 06/01/49 (Call 12/01/48)	868	1,042,682
3.80%, 11/21/46 (Call 05/21/46)	450	549,525
3.85%, 03/26/50 (Call 09/26/49)	650	810,638
3.95%, 02/26/48 (Call 08/26/47)	745	937,440
Nasdaq Inc., 3.25%, 04/28/50 (Call 10/28/49)	155	155,482
Neuberger Berman Group LLC/Neuberger Berman Finance Corp., 4.88%, 04/15/45 (Call 10/15/44)(a)	50	49,298
Raymond James Financial Inc., 4.95%, 07/15/46	725	857,272
Visa Inc. 3.65%, 09/15/47 (Call 03/15/47)(b)	1,344	1,639,195
4.15%, 12/14/35 (Call 06/14/35)	1,514	1,910,590
4.30%, 12/14/45 (Call 06/14/45)	2,170	2,873,244
Western Union Co. (The) 6.20%, 11/17/36(b)	260	279,600
6.20%, 06/21/40	140	147,040

		31,791,781

Electric — 12.6%
Abu Dhabi National Energy Co. PJSC 4.00%, 10/03/49(a)	400	400,080
6.50%, 10/27/36(a)	800	970,000
Acwa Power Management And Investments One Ltd., 5.95%, 12/15/39(a)	225	217,170
AEP Texas Inc. 3.80%, 10/01/47 (Call 04/01/47)	50	56,026
Series G, 4.15%, 05/01/49 (Call 11/01/48)	245	289,703
Series H, 3.45%, 01/15/50 (Call 07/15/49)(b)	325	357,985
AEP Transmission Co. LLC 3.15%, 09/15/49 (Call 03/15/49)	50	55,087
3.75%, 12/01/47 (Call 06/01/47)	485	575,636
3.80%, 06/15/49 (Call 12/15/48)	315	379,376
4.00%, 12/01/46 (Call 06/01/46)(b)	465	559,539
4.25%, 09/15/48 (Call 03/15/48)(b)	320	405,780
Alabama Power Co. 3.45%, 10/01/49 (Call 04/01/49)	415	474,048
3.75%, 03/01/45 (Call 09/01/44)	575	663,446
3.85%, 12/01/42	220	251,603
4.10%, 01/15/42	85	94,175
4.15%, 08/15/44 (Call 02/15/44)	367	443,211
4.30%, 01/02/46 (Call 07/02/45)	425	525,036
5.70%, 02/15/33(b)	50	67,063
6.00%, 03/01/39	185	258,647
6.13%, 05/15/38	100	140,066
Series A, 4.30%, 07/15/48 (Call 01/15/48)	185	230,275
Series B, 3.70%, 12/01/47 (Call 06/01/47)	485	557,401
Ameren Illinois Co. 3.25%, 03/15/50 (Call 09/15/49)	340	381,290
3.70%, 12/01/47 (Call 06/01/47)	480	559,684
4.15%, 03/15/46 (Call 09/15/45)	100	123,560
4.30%, 07/01/44 (Call 01/01/44)	200	243,706
4.50%, 03/15/49 (Call 09/15/48)	613	803,636
4.80%, 12/15/43 (Call 06/15/43)	250	330,378

Security	Par (000)	Value

Electric (continued)
American Transmission Systems Inc., 5.00%, 09/01/44 (Call 03/01/44)(a)	$325	$400,855
Appalachian Power Co. 4.40%, 05/15/44 (Call 11/15/43)	416	490,515
4.45%, 06/01/45 (Call 12/01/44)	405	497,321
7.00%, 04/01/38	123	172,723
Series L, 5.80%, 10/01/35	212	291,650
Series P, 6.70%, 08/15/37	80	108,421
Series Y, 4.50%, 03/01/49 (Call 09/01/48)	305	376,289
Arizona Public Service Co. 3.50%, 12/01/49 (Call 06/01/49)	405	447,681
3.75%, 05/15/46 (Call 11/15/45)	620	703,115
4.20%, 08/15/48 (Call 02/15/48)	60	72,743
4.25%, 03/01/49 (Call 09/01/48)	610	751,611
4.35%, 11/15/45 (Call 05/15/45)(b)	60	72,887
4.50%, 04/01/42 (Call 10/01/41)	551	675,467
5.05%, 09/01/41 (Call 03/01/41)	160	202,219
Avista Corp., 4.35%, 06/01/48 (Call 12/01/47)(b)	300	370,802
Baltimore Gas & Electric Co. 3.20%, 09/15/49 (Call 03/15/49)	360	393,361
3.50%, 08/15/46 (Call 02/15/46)	645	729,055
3.75%, 08/15/47 (Call 02/15/47)	50	58,626
4.25%, 09/15/48 (Call 03/15/48)	200	254,655
Berkshire Hathaway Energy Co. 3.80%, 07/15/48 (Call 01/15/48)	872	1,030,285
4.25%, 10/15/50 (Call 04/15/50)(a)	100	125,775
4.45%, 01/15/49 (Call 07/15/48)	801	1,056,060
4.50%, 02/01/45 (Call 08/01/44)	685	890,574
5.15%, 11/15/43 (Call 05/15/43)	997	1,351,122
5.95%, 05/15/37	680	929,103
6.13%, 04/01/36	792	1,113,755
Black Hills Corp. 3.88%, 10/15/49 (Call 04/15/49)	370	372,622
4.20%, 09/15/46 (Call 03/15/46)	220	222,600
Celeo Redes Operacion Chile SA, 5.20%, 06/22/47(a)	196	202,928
CenterPoint Energy Houston Electric LLC 3.55%, 08/01/42 (Call 02/01/42)	845	966,638
3.95%, 03/01/48 (Call 09/01/47)(b)	525	639,191
4.50%, 04/01/44 (Call 10/01/43)	315	401,119
Series AC, 4.25%, 02/01/49 (Call 08/01/48)	510	657,468
CenterPoint Energy Inc., 3.70%, 09/01/49 (Call 03/01/49)(b)	325	336,774
Cleco Corporate Holdings LLC, 4.97%, 05/01/46 (Call 11/01/45)	520	497,632
Cleco Power LLC, 6.00%, 12/01/40	100	127,451
Cleveland Electric Illuminating Co. (The) 4.55%, 11/15/30 (Call 08/15/30)(a)(b)	100	115,918
5.95%, 12/15/36	430	540,409
CMS Energy Corp. 4.70%, 03/31/43 (Call 09/30/42)	480	587,230
4.88%, 03/01/44 (Call 09/01/43)	546	703,073
Cometa Energia SA de CV, 6.38%, 04/24/35 (Call 01/24/35)(a)	380	340,100
Comision Federal de Electricidad 5.75%, 02/14/42(a)	800	766,008
6.13%, 06/16/45(a)	400	403,504
Commonwealth Edison Co. 3.65%, 06/15/46 (Call 12/15/45)	420	491,737
3.70%, 03/01/45 (Call 09/01/44)	275	320,928
3.80%, 10/01/42 (Call 04/01/42)	400	463,884

SCHEDULE OF INVESTMENTS

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® Long-Term Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
4.00%, 03/01/48 (Call 09/01/47)	$695	$857,854
4.00%, 03/01/49 (Call 09/01/48)	585	728,838
4.35%, 11/15/45 (Call 05/15/45)	350	446,869
4.60%, 08/15/43 (Call 02/15/43)(b)	150	193,074
4.70%, 01/15/44 (Call 07/15/43)	575	762,170
6.45%, 01/15/38	105	155,433
Series 123, 3.75%, 08/15/47 (Call 02/15/47)	400	475,923
Series 127, 3.20%, 11/15/49 (Call 05/15/49)	155	169,819
Connecticut Light & Power Co. (The)
4.00%, 04/01/48 (Call 10/01/47)(b)	375	469,913
4.30%, 04/15/44 (Call 10/15/43)	650	815,084
Consolidated Edison Co. of New York Inc.
3.70%, 11/15/59 (Call 05/15/59)	225	256,968
3.85%, 06/15/46 (Call 12/15/45)	550	629,895
3.95%, 03/01/43 (Call 09/01/42)	575	662,572
4.45%, 03/15/44 (Call 09/15/43)	939	1,149,671
4.50%, 12/01/45 (Call 06/01/45)	867	1,083,181
4.50%, 05/15/58 (Call 11/15/57)	385	478,268
4.63%, 12/01/54 (Call 06/01/54)	798	1,024,889
5.70%, 06/15/40	195	267,692
Series 05-A, 5.30%, 03/01/35	125	163,390
Series 06-A, 5.85%, 03/15/36	125	161,346
Series 06-B, 6.20%, 06/15/36	395	536,948
Series 06-E, 5.70%, 12/01/36	90	115,083
Series 07-A, 6.30%, 08/15/37(b)	125	172,473
Series 08-B, 6.75%, 04/01/38	635	928,660
Series 09-C, 5.50%, 12/01/39	465	627,290
Series 12-A, 4.20%, 03/15/42	83	99,317
Series 2017, 3.88%, 06/15/47 (Call 12/15/46)	605	704,393
Series A, 4.13%, 05/15/49 (Call 11/15/48)	410	498,331
Series C, 4.00%, 11/15/57 (Call 05/15/57)	25	28,711
Series C, 4.30%, 12/01/56 (Call 06/01/56)	602	734,504
Series E, 4.65%, 12/01/48 (Call 06/01/48)	430	556,985
Consumers Energy Co.
2.50%, 05/01/60 (Call 11/01/49)	440	430,121
3.10%, 08/15/50 (Call 02/15/50)(b)	200	227,956
3.25%, 08/15/46 (Call 02/15/46)(b)	450	514,128
3.75%, 02/15/50 (Call 08/15/49)	48	60,659
3.95%, 05/15/43 (Call 11/15/42)	245	301,039
3.95%, 07/15/47 (Call 01/15/47)	310	395,120
4.05%, 05/15/48 (Call 11/15/47)	430	561,135
4.35%, 04/15/49 (Call 10/15/48)	500	682,071
Dayton Power & Light Co. (The), 3.95%, 06/15/49 (Call 12/15/48)	384	416,972
Delmarva Power & Light Co., 4.15%, 05/15/45 (Call 11/15/44)	250	295,069
Dominion Energy Inc.
4.70%, 12/01/44 (Call 06/01/44)	721	867,082
7.00%, 06/15/38	403	561,612
Series A, 4.60%, 03/15/49 (Call 09/15/48)	85	103,366
Series B, 5.95%, 06/15/35	490	628,331
Series C, 4.05%, 09/15/42 (Call 03/15/42)	475	510,931
Series C, 4.90%, 08/01/41 (Call 02/01/41)	642	764,908
Series E, 6.30%, 03/15/33	391	519,342
Series F, 5.25%, 08/01/33	520	602,466
Dominion Energy South Carolina Inc.
4.60%, 06/15/43 (Call 12/15/42)	501	630,289
5.10%, 06/01/65 (Call 12/01/64)	370	529,275
5.30%, 05/15/33	155	200,520
5.45%, 02/01/41 (Call 08/01/40)	380	516,714

Security	Par (000)	Value

Electric (continued)
6.05%, 01/15/38	$343	$483,857
6.63%, 02/01/32	375	525,739
DTE Electric Co.
2.95%, 03/01/50 (Call 09/01/49)	300	316,645
3.70%, 03/15/45 (Call 09/15/44)	350	412,992
3.70%, 06/01/46 (Call 12/01/45)	335	393,298
3.75%, 08/15/47 (Call 02/15/47)	175	209,428
3.95%, 06/15/42 (Call 12/15/41)	200	232,135
3.95%, 03/01/49 (Call 09/01/48)(b)	445	552,383
4.30%, 07/01/44 (Call 01/01/44)	348	440,225
5.70%, 10/01/37	500	666,344
Series A, 4.00%, 04/01/43 (Call 10/01/42)	375	453,610
Series A, 4.05%, 05/15/48 (Call 11/15/47)(b)	580	725,298
DTE Energy Co., 6.38%, 04/15/33	335	445,152
Duke Energy Carolinas LLC
3.20%, 08/15/49 (Call 02/15/49)(b)	540	607,286
3.70%, 12/01/47 (Call 06/01/47)	340	409,418
3.75%, 06/01/45 (Call 12/01/44)	240	286,262
3.88%, 03/15/46 (Call 09/15/45)	390	471,940
3.95%, 03/15/48 (Call 09/15/47)	1,075	1,334,385
4.00%, 09/30/42 (Call 03/30/42)	325	388,552
4.25%, 12/15/41 (Call 06/15/41)	465	576,560
5.30%, 02/15/40	555	768,518
6.00%, 01/15/38	187	273,046
6.05%, 04/15/38	385	559,550
6.10%, 06/01/37	285	410,122
6.45%, 10/15/32	441	615,993
Duke Energy Corp.
3.75%, 09/01/46 (Call 03/01/46)	1,813	2,055,618
3.95%, 08/15/47 (Call 02/15/47)	450	525,961
4.20%, 06/15/49 (Call 12/15/48)	1,005	1,219,876
4.80%, 12/15/45 (Call 06/15/45)(b)	716	923,454
Duke Energy Florida LLC
3.40%, 10/01/46 (Call 04/01/46)	495	553,317
3.85%, 11/15/42 (Call 05/15/42)	380	441,932
4.20%, 07/15/48 (Call 01/15/48)	90	115,062
5.65%, 04/01/40	150	211,020
6.35%, 09/15/37(b)	315	460,321
6.40%, 06/15/38	345	534,886
Duke Energy Indiana LLC
3.75%, 05/15/46 (Call 11/15/45)(b)	295	347,432
6.12%, 10/15/35	250	360,414
6.35%, 08/15/38	236	348,138
6.45%, 04/01/39	285	425,030
Series UUU, 4.20%, 03/15/42 (Call 09/15/41)	125	145,477
Series WWW, 4.90%, 07/15/43 (Call 01/15/43)	190	251,425
Series YYY, 3.25%, 10/01/49 (Call 04/01/49)(b)	250	276,702
Duke Energy Ohio Inc.
3.70%, 06/15/46 (Call 12/15/45)	60	70,167
4.30%, 02/01/49 (Call 08/01/48)	835	1,079,325
Duke Energy Progress LLC
3.60%, 09/15/47 (Call 03/15/47)	470	541,955
3.70%, 10/15/46 (Call 04/15/46)	720	843,126
4.10%, 05/15/42 (Call 11/15/41)(b)	410	496,754
4.10%, 03/15/43 (Call 09/15/42)	371	444,455
4.15%, 12/01/44 (Call 06/01/44)	444	541,774
4.20%, 08/15/45 (Call 02/15/45)	352	436,906
4.38%, 03/30/44 (Call 09/30/43)(b)	150	189,573
6.30%, 04/01/38	175	256,115
E.ON International Finance BV, 6.65%, 04/30/38(a)	539	709,176

2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® Long-Term Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
El Paso Electric Co.
5.00%, 12/01/44 (Call 06/01/44)	$300	$360,360
6.00%, 05/15/35	400	557,802
Electricite de France SA
4.75%, 10/13/35 (Call 04/13/35)(a)(b)	990	1,223,682
4.88%, 09/21/38 (Call 03/21/38)(a)(b)	1,550	1,910,414
4.88%, 01/22/44(a)	292	353,160
4.95%, 10/13/45 (Call 04/13/45)(a)(b)	1,220	1,449,533
5.00%, 09/21/48 (Call 03/21/48)(a)	1,400	1,708,953
5.25%, 10/13/55 (Call 04/13/55)(a)	315	375,401
5.60%, 01/27/40(a)(b)	860	1,102,277
6.00%, 01/22/2114(a)(b)	375	492,712
6.95%, 01/26/39(a)	205	301,791
Emera U.S. Finance LP, 4.75%, 06/15/46 (Call 12/15/45)	880	938,549
Emirates Semb Corp. Water & Power Co. PJSC, 4.45%, 08/01/35(a)	250	265,000
Empresa de Transmision Electrica SA, 5.13%, 05/02/49(a)	450	454,504
Enel Finance International NV
4.75%, 05/25/47(a)	1,945	2,249,964
6.00%, 10/07/39(a)(b)	665	810,113
Entergy Arkansas LLC
4.20%, 04/01/49 (Call 10/01/48)	245	310,212
4.95%, 12/15/44 (Call 12/15/24)	20	21,526
Entergy Louisiana LLC
3.05%, 06/01/31 (Call 03/01/31)	424	466,527
4.00%, 03/15/33 (Call 12/15/32)	195	233,472
4.20%, 09/01/48 (Call 03/01/48)	296	379,613
4.20%, 04/01/50 (Call 10/01/49)	645	832,021
4.95%, 01/15/45 (Call 01/15/25)	100	108,312
Entergy Mississippi LLC, 3.85%, 06/01/49 (Call 12/01/48)	615	739,234
Entergy Texas Inc., 3.55%, 09/30/49 (Call 03/30/49)	350	395,748
Evergy Kansas Central Inc.
3.25%, 09/01/49 (Call 03/01/49)	225	245,679
4.10%, 04/01/43 (Call 10/01/42)	218	259,540
4.13%, 03/01/42 (Call 09/01/41)	485	572,705
4.25%, 12/01/45 (Call 06/01/45)	480	589,229
4.63%, 09/01/43 (Call 03/01/43)	245	299,819
Evergy Metro Inc.
4.20%, 06/15/47 (Call 12/15/46)	355	447,640
4.20%, 03/15/48 (Call 09/15/47)	260	331,369
5.30%, 10/01/41 (Call 04/01/41)	314	413,174
Series 2019, 4.13%, 04/01/49 (Call 10/01/48)	380	476,416
Eversource Energy, 3.45%, 01/15/50 (Call 07/15/49)	150	160,963
Exelon Corp.
4.45%, 04/15/46 (Call 10/15/45)	601	717,791
4.95%, 06/15/35 (Call 12/15/34)	325	396,645
5.10%, 06/15/45 (Call 12/15/44)	761	976,879
5.63%, 06/15/35	742	970,451
7.60%, 04/01/32(b)	180	265,593
Exelon Generation Co. LLC
5.60%, 06/15/42 (Call 12/15/41)	600	641,212
5.75%, 10/01/41 (Call 04/01/41)	360	368,383
6.25%, 10/01/39	853	955,257
FirstEnergy Corp.
Series C, 4.85%, 07/15/47 (Call 01/15/47)	535	690,241
Series C, 7.38%, 11/15/31	811	1,189,858
FirstEnergy Transmission LLC
4.55%, 04/01/49 (Call 10/01/48)(a)	350	414,939
5.45%, 07/15/44 (Call 01/15/44)(a)(b)	600	749,586

Security	Par (000)	Value

Electric (continued)
Florida Power & Light Co.
3.15%, 10/01/49 (Call 04/01/49)	$1,250	$1,435,708
3.70%, 12/01/47 (Call 06/01/47)(b)	585	722,462
3.80%, 12/15/42 (Call 06/15/42)(b)	325	394,951
3.95%, 03/01/48 (Call 09/01/47)	485	620,330
3.99%, 03/01/49 (Call 09/01/48)	655	845,878
4.05%, 06/01/42 (Call 12/01/41)	360	447,671
4.05%, 10/01/44 (Call 04/01/44)	305	394,757
4.13%, 02/01/42 (Call 08/01/41)(b)	530	666,445
4.13%, 06/01/48 (Call 12/01/47)	492	653,100
4.95%, 06/01/35	700	933,847
5.13%, 06/01/41 (Call 12/01/40)	50	70,412
5.25%, 02/01/41 (Call 08/01/40)	200	273,672
5.63%, 04/01/34	125	175,725
5.65%, 02/01/37	146	208,066
5.69%, 03/01/40	169	248,181
5.95%, 10/01/33(b)	15	21,140
5.95%, 02/01/38(b)	820	1,221,997
5.96%, 04/01/39	100	151,537
Georgia Power Co.
4.30%, 03/15/42	1,300	1,512,113
4.30%, 03/15/43	296	348,306
5.40%, 06/01/40	75	96,148
Series 10-C, 4.75%, 09/01/40	466	571,439
Iberdrola International BV, 6.75%, 07/15/36	305	434,664
Indiana Michigan Power Co.
4.25%, 08/15/48 (Call 02/15/48)	405	500,832
6.05%, 03/15/37	239	324,654
Series K, 4.55%, 03/15/46 (Call 09/15/45)	490	616,771
Series L, 3.75%, 07/01/47 (Call 01/01/47)	240	274,127
Indianapolis Power & Light Co.
4.05%, 05/01/46 (Call 11/01/45)(a)	125	147,456
4.70%, 09/01/45 (Call 03/01/45)(a)	50	62,520
Infraestructura Energetica Nova SAB de CV, 4.88%, 01/14/48(a)	250	207,875
Interstate Power & Light Co.
3.50%, 09/30/49 (Call 03/30/49)	660	713,132
3.70%, 09/15/46 (Call 03/15/46)	435	484,206
4.70%, 10/15/43 (Call 04/15/43)(b)	143	180,751
6.25%, 07/15/39	80	113,640
ITC Holdings Corp., 5.30%, 07/01/43 (Call 01/01/43)	278	337,162
Jersey Central Power & Light Co., 6.15%, 06/01/37	57	75,565
Kentucky Utilities Co.
4.38%, 10/01/45 (Call 04/01/45)	770	943,498
5.13%, 11/01/40 (Call 05/01/40)	606	801,972
Series 1, 4.65%, 11/15/43 (Call 05/15/43)	50	62,806
LLPL Capital Pte Ltd., 6.88%, 02/04/39(a)	192	195,384
Louisville Gas & Electric Co., 4.25%, 04/01/49 (Call 10/01/48)	485	605,654
Massachusetts Electric Co., 5.90%, 11/15/39(a)	50	67,100
MidAmerican Energy Co.
3.15%, 04/15/50 (Call 10/15/49)(b)	500	566,708
3.65%, 08/01/48 (Call 02/01/48)	530	635,611
3.95%, 08/01/47 (Call 02/01/47)	205	256,715
4.25%, 05/01/46 (Call 11/01/45)	236	299,463
4.25%, 07/15/49 (Call 01/15/49)	636	850,040
4.40%, 10/15/44 (Call 04/15/44)	950	1,229,905
4.80%, 09/15/43 (Call 03/15/43)	645	858,548
5.75%, 11/01/35	106	148,478
5.80%, 10/15/36	55	76,480

SCHEDULE OF INVESTMENTS

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® Long-Term Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
6.75%, 12/30/31(b)	$211	$306,430
Minejesa Capital BV
4.63%, 08/10/30(a)	1,500	1,432,050
5.63%, 08/10/37(a)	500	472,500
Mississippi Power Co., Series 12-A, 4.25%, 03/15/42	425	474,582
Monongahela Power Co., 5.40%, 12/15/43 (Call 06/15/43)(a)(b)	680	920,535
Narragansett Electric Co. (The), 4.17%, 12/10/42(a)	50	57,351
National Grid USA, 5.80%, 04/01/35	680	808,682
National Rural Utilities Cooperative Finance Corp.
4.02%, 11/01/32 (Call 05/01/32)	305	349,876
4.30%, 03/15/49 (Call 09/15/48)	205	262,804
4.40%, 11/01/48 (Call 05/01/48)	200	249,787
Series C, 8.00%, 03/01/32	496	770,152
Nevada Power Co.
5.38%, 09/15/40 (Call 03/15/40)	305	396,543
5.45%, 05/15/41 (Call 11/15/40)	25	32,947
Series N, 6.65%, 04/01/36	300	432,368
Series R, 6.75%, 07/01/37	245	358,168
New England Power Co., 3.80%, 12/05/47 (Call 06/05/47)(a)(b)	950	1,030,136
New York State Electric & Gas Corp., 3.30%, 09/15/49 (Call 03/15/49)(a)(b)	165	166,826
Niagara Mohawk Power Corp., 4.28%, 10/01/34 (Call 04/01/34)(a)	750	887,742
Northern States Power Co./MN
2.90%, 03/01/50 (Call 09/01/49)(b)	900	986,725
3.40%, 08/15/42 (Call 02/15/42)(b)	360	412,817
3.60%, 05/15/46 (Call 11/15/45)	75	88,314
4.00%, 08/15/45 (Call 02/15/45)	115	142,506
4.13%, 05/15/44 (Call 11/15/43)	232	291,593
4.85%, 08/15/40 (Call 02/15/40)	25	31,597
5.35%, 11/01/39	355	492,474
6.25%, 06/01/36(b)	421	612,366
NorthWestern Corp., 4.18%, 11/15/44 (Call 05/15/44)	196	227,288
NSTAR Electric Co.
4.40%, 03/01/44 (Call 09/01/43)	175	218,656
5.50%, 03/15/40	346	473,238
Oglethorpe Power Corp.
4.20%, 12/01/42	450	497,811
4.25%, 04/01/46 (Call 10/01/45)	105	116,752
4.55%, 06/01/44(b)	355	395,407
5.05%, 10/01/48 (Call 04/01/48)(b)	200	227,581
5.25%, 09/01/50	255	290,686
5.38%, 11/01/40	420	528,754
5.95%, 11/01/39	390	532,676
Ohio Edison Co.
6.88%, 07/15/36	350	478,406
8.25%, 10/15/38	65	105,632
Ohio Power Co.
4.00%, 06/01/49 (Call 12/01/48)(b)	275	341,929
4.15%, 04/01/48 (Call 10/01/47)(b)	565	692,072
Series D, 6.60%, 03/01/33	190	259,881
Oklahoma Gas & Electric Co.
3.30%, 03/15/30 (Call 09/15/29)	630	678,993
3.85%, 08/15/47 (Call 02/15/47)	320	362,501
4.15%, 04/01/47 (Call 10/01/46)	405	483,095
5.85%, 06/01/40	45	58,142
Oncor Electric Delivery Co. LLC
3.10%, 09/15/49 (Call 03/15/49)	825	931,470

Security	Par (000)	Value

Electric (continued)
3.75%, 04/01/45 (Call 10/01/44)	$639	$777,136
3.80%, 09/30/47 (Call 03/30/47)	375	468,112
3.80%, 06/01/49 (Call 12/01/48)	490	613,390
4.10%, 11/15/48 (Call 05/15/48)	345	432,447
4.55%, 12/01/41 (Call 06/01/41)	410	535,527
5.25%, 09/30/40	305	422,249
5.30%, 06/01/42 (Call 12/01/41)	500	718,287
7.00%, 05/01/32	173	258,514
7.25%, 01/15/33(b)	185	284,315
7.50%, 09/01/38	105	175,840
PacifiCorp
4.10%, 02/01/42 (Call 08/01/41)	280	337,370
4.13%, 01/15/49 (Call 07/15/48)	735	927,584
4.15%, 02/15/50 (Call 08/15/49)	700	890,032
5.75%, 04/01/37	265	364,676
6.00%, 01/15/39	650	937,194
6.10%, 08/01/36	780	1,086,854
6.25%, 10/15/37(b)	135	193,828
6.35%, 07/15/38	180	264,992
PECO Energy Co.
3.00%, 09/15/49 (Call 03/15/49)	470	505,991
3.90%, 03/01/48 (Call 09/01/47)	540	668,612
4.15%, 10/01/44 (Call 04/01/44)	615	770,326
4.80%, 10/15/43 (Call 04/15/43)	500	652,083
5.95%, 10/01/36	111	154,835
Pennsylvania Electric Co., 6.15%, 10/01/38	75	93,798
Perusahaan Listrik Negara PT
4.88%, 07/17/49(a)	1,015	976,937
6.15%, 05/21/48(a)	1,425	1,553,250
6.25%, 01/25/49(a)(b)	590	644,575
Potomac Electric Power Co.
4.15%, 03/15/43 (Call 09/15/42)	621	759,434
6.50%, 11/15/37	345	511,231
7.90%, 12/15/38(b)	75	119,842
PPL Capital Funding Inc.
4.00%, 09/15/47 (Call 03/15/47)	210	222,601
4.70%, 06/01/43 (Call 12/01/42)	615	697,002
5.00%, 03/15/44 (Call 09/15/43)	425	504,721
PPL Electric Utilities Corp.
3.00%, 10/01/49 (Call 04/01/49)	580	619,808
3.95%, 06/01/47 (Call 12/01/46)	345	425,759
4.13%, 06/15/44 (Call 12/15/43)	185	226,377
4.15%, 06/15/48 (Call 12/15/47)(b)	505	640,126
4.75%, 07/15/43 (Call 01/15/43)	195	255,539
5.20%, 07/15/41 (Call 01/15/41)	10	13,419
6.25%, 05/15/39(b)	315	467,101
Progress Energy Inc.
6.00%, 12/01/39	540	756,076
7.00%, 10/30/31	310	424,970
7.75%, 03/01/31	349	495,988
PSEG Power LLC, 8.63%, 04/15/31	270	361,511
Public Service Co. of Colorado
3.55%, 06/15/46 (Call 12/15/45)	350	385,687
3.60%, 09/15/42 (Call 03/15/42)(b)	250	292,719
3.80%, 06/15/47 (Call 12/15/46)	400	498,901
3.95%, 03/15/43 (Call 09/15/42)	125	135,232
4.05%, 09/15/49 (Call 03/15/49)	605	773,347
4.10%, 06/15/48 (Call 12/15/47)	350	447,025
4.30%, 03/15/44 (Call 09/15/43)	205	261,638
4.75%, 08/15/41 (Call 02/15/41)	5	6,378

2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® Long-Term Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
6.50%, 08/01/38	$235	$363,236
Series 17, 6.25%, 09/01/37	390	588,463
Series 34, 3.20%, 03/01/50 (Call 09/01/49)	730	832,482
Public Service Co. of New Hampshire, 3.60%, 07/01/49 (Call 01/01/49)	840	977,266
Public Service Co. of Oklahoma, Series G, 6.63%, 11/15/37	50	69,259
Public Service Electric & Gas Co.
3.15%, 01/01/50 (Call 07/01/49)(b)	500	571,144
3.20%, 08/01/49 (Call 02/01/49)(b)	510	586,194
3.60%, 12/01/47 (Call 06/01/47)	705	846,926
3.65%, 09/01/42 (Call 03/01/42)	235	275,990
3.80%, 03/01/46 (Call 09/01/45)	763	935,053
3.85%, 05/01/49 (Call 11/01/48)	575	718,167
3.95%, 05/01/42 (Call 11/01/41)(b)	560	682,911
4.05%, 05/01/48 (Call 11/01/47)	205	262,716
4.15%, 11/01/45 (Call 05/01/45)	75	93,640
5.50%, 03/01/40(b)	100	142,107
5.80%, 05/01/37	260	368,282
Series K, 4.05%, 05/01/45 (Call 11/01/44)	60	73,835
Puget Sound Energy Inc.
3.25%, 09/15/49 (Call 03/15/49)	1,160	1,271,099
4.22%, 06/15/48 (Call 12/15/47)	25	31,578
4.30%, 05/20/45 (Call 11/20/44)	499	624,831
4.43%, 11/15/41 (Call 05/15/41)	170	194,719
5.64%, 04/15/41 (Call 10/15/40)	235	321,943
5.76%, 10/01/39(b)	225	311,991
5.80%, 03/15/40	141	196,530
6.27%, 03/15/37	365	505,853
Ruwais Power Co. PJSC, 6.00%, 08/31/36(a)	450	523,353
San Diego Gas & Electric Co.
3.95%, 11/15/41	190	211,721
4.15%, 05/15/48 (Call 11/15/47)	565	678,569
4.50%, 08/15/40	395	480,279
5.35%, 05/15/40	25	33,033
6.00%, 06/01/39(b)	208	303,040
Series RRR, 3.75%, 06/01/47 (Call 12/01/46)(b)	621	696,234
Series TTT, 4.10%, 06/15/49 (Call 12/15/48)	30	36,064
Saudi Electricity Global Sukuk Co. 3, 5.50%, 04/08/44(a)	550	615,283
Sempra Energy
3.80%, 02/01/38 (Call 08/01/37)	1,681	1,787,031
4.00%, 02/01/48 (Call 08/01/47)	154	174,210
6.00%, 10/15/39	450	608,598
Southern California Edison Co.
3.65%, 02/01/50 (Call 08/01/49)	415	451,147
4.00%, 04/01/47 (Call 10/01/46)	681	761,073
4.05%, 03/15/42 (Call 09/15/41)	565	625,264
4.50%, 09/01/40 (Call 03/01/40)	443	532,833
4.65%, 10/01/43 (Call 04/01/43)	749	880,586
5.50%, 03/15/40	272	352,837
5.63%, 02/01/36	275	336,944
6.00%, 01/15/34	363	465,599
6.05%, 03/15/39	650	856,451
Series 04-G, 5.75%, 04/01/35	235	311,860
Series 05-B, 5.55%, 01/15/36(b)	285	352,081
Series 05-E, 5.35%, 07/15/35	415	526,796
Series 06-E, 5.55%, 01/15/37	250	311,512
Series 08-A, 5.95%, 02/01/38	475	611,943
Series 13-A, 3.90%, 03/15/43 (Call 09/15/42)	410	448,603
Series B, 4.88%, 03/01/49 (Call 09/01/48)	799	1,005,022

Security	Par (000)	Value

Electric (continued)
Series C, 3.60%, 02/01/45 (Call 08/01/44)	$630	$665,204
Series C, 4.13%, 03/01/48 (Call 09/01/47)	973	1,113,730
Southern Co. (The)
4.25%, 07/01/36 (Call 01/01/36)	324	361,685
4.40%, 07/01/46 (Call 01/01/46)	1,655	1,991,291
Southern Power Co.
5.15%, 09/15/41	595	668,323
5.25%, 07/15/43(b)	225	254,006
Series F, 4.95%, 12/15/46 (Call 06/15/46)	805	865,176
Southwestern Electric Power Co.
6.20%, 03/15/40	385	509,349
Series J, 3.90%, 04/01/45 (Call 10/01/44)	670	727,154
Series L, 3.85%, 02/01/48 (Call 08/01/47)	415	440,404
Southwestern Public Service Co.
3.40%, 08/15/46 (Call 02/15/46)	380	418,074
3.70%, 08/15/47 (Call 02/15/47)	385	442,323
3.75%, 06/15/49 (Call 12/15/48)	115	133,586
4.50%, 08/15/41 (Call 02/15/41)	320	398,684
6.00%, 10/01/36(b)	395	535,343
Series 6, 4.40%, 11/15/48 (Call 05/15/48)	490	630,756
State Grid Overseas Investment 2014 Ltd., 4.85%, 05/07/44(a)	700	918,822
State Grid Overseas Investment 2016 Ltd., 4.00%, 05/04/47(a)(b)	615	724,855
Tampa Electric Co.
3.63%, 06/15/50 (Call 12/15/49)(b)	375	424,452
4.10%, 06/15/42 (Call 12/15/41)	520	601,453
4.20%, 05/15/45 (Call 11/15/44)	350	397,932
4.35%, 05/15/44 (Call 11/15/43)	225	267,398
4.45%, 06/15/49 (Call 12/15/48)(b)	370	465,774
6.55%, 05/15/36	30	43,081
Toledo Edison Co. (The), 6.15%, 05/15/37	650	933,252
Tri-State Generation & Transmission Association Inc.
4.25%, 06/01/46 (Call 12/01/45)	55	64,694
6.00%, 06/15/40(a)(b)	700	943,670
Tucson Electric Power Co., 4.85%, 12/01/48 (Call 06/01/48)	300	381,596
Union Electric Co.
3.25%, 10/01/49 (Call 04/01/49)	470	521,368
3.90%, 09/15/42 (Call 03/15/42)	410	477,624
4.00%, 04/01/48 (Call 10/01/47)	380	464,410
8.45%, 03/15/39	290	481,965
Virginia Electric & Power Co.
3.30%, 12/01/49 (Call 06/01/49)	75	83,081
4.00%, 01/15/43 (Call 07/15/42)	346	411,090
4.45%, 02/15/44 (Call 08/15/43)	575	727,316
4.60%, 12/01/48 (Call 06/01/48)	810	1,079,490
6.35%, 11/30/37	25	35,783
8.88%, 11/15/38	315	538,177
Series A, 6.00%, 05/15/37	110	151,354
Series B, 3.80%, 09/15/47 (Call 03/15/47)	450	534,056
Series B, 4.20%, 05/15/45 (Call 11/15/44)	7	8,573
Series B, 6.00%, 01/15/36(b)	250	338,585
Series C, 4.00%, 11/15/46 (Call 05/15/46)	585	708,157
Series D, 4.65%, 08/15/43 (Call 02/15/43)	286	370,091
Wisconsin Electric Power Co.
4.30%, 10/15/48 (Call 04/15/48)	429	531,953
5.63%, 05/15/33(b)	57	74,133
5.70%, 12/01/36	5	6,887
Wisconsin Power & Light Co., 6.38%, 08/15/37	380	525,359

SCHEDULE OF INVESTMENTS

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® Long-Term Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Wisconsin Public Service Corp.
3.30%, 09/01/49 (Call 03/01/49)	$1,045	$1,142,709
4.75%, 11/01/44 (Call 05/01/44)	310	405,252
Xcel Energy Inc.
3.50%, 12/01/49 (Call 06/01/49)	300	329,224
4.80%, 09/15/41 (Call 03/15/41)	279	333,114
6.50%, 07/01/36	225	317,368

		241,159,515

Electrical Components & Equipment — 0.0%
Emerson Electric Co.
5.25%, 11/15/39	35	46,620
6.00%, 08/15/32	450	606,882

		653,502

Electronics — 0.1%
Fortive Corp., 4.30%, 06/15/46 (Call 12/15/45)	599	645,321
Honeywell International Inc.
3.81%, 11/21/47 (Call 05/21/47)	520	622,524
5.70%, 03/15/36	75	101,853
5.70%, 03/15/37(b)	65	88,421
Series 30, 5.38%, 03/01/41	27	37,083
Tyco Electronics Group SA, 7.13%, 10/01/37	200	293,935

		1,789,137

Engineering & Construction — 0.1%
Aeropuerto Internacional de Tocumen SA, 6.00%, 11/18/48 (Call 11/18/47)(a)	850	858,500
Mexico City Airport Trust
5.50%, 10/31/46 (Call 04/30/46)(a)	475	396,625
5.50%, 07/31/47 (Call 01/31/47)(a)	1,839	1,526,370

		2,781,495

Environmental Control — 0.2%
Republic Services Inc.
3.05%, 03/01/50 (Call 09/01/49)	260	264,912
5.70%, 05/15/41 (Call 11/15/40)	140	194,099
Waste Management Inc.
3.90%, 03/01/35 (Call 09/01/34)	350	411,846
4.00%, 07/15/39 (Call 01/15/39)(b)	360	431,659
4.10%, 03/01/45 (Call 09/01/44)	941	1,160,713
4.15%, 07/15/49 (Call 01/15/49)(b)	1,258	1,599,793

		4,063,022

Food — 1.7%
Campbell Soup Co., 4.80%, 03/15/48 (Call 09/15/47)	760	964,327
Conagra Brands Inc.
5.30%, 11/01/38 (Call 05/01/38)	976	1,223,747
5.40%, 11/01/48 (Call 05/01/48)(b)	495	661,130
8.25%, 09/15/30	545	787,671
General Mills Inc.
4.15%, 02/15/43 (Call 08/15/42)	45	58,680
4.55%, 04/17/38 (Call 10/17/37)	605	741,420
4.70%, 04/17/48 (Call 10/17/47)	435	580,754
5.40%, 06/15/40	425	562,575
Grupo Bimbo SAB de CV
4.00%, 09/06/49(a)(b)	1,000	908,880
4.70%, 11/10/47 (Call 05/10/47)(a)	200	198,590
Hershey Co. (The)
3.13%, 11/15/49 (Call 05/15/49)	385	419,247
3.38%, 08/15/46 (Call 02/15/46)	200	215,430
Ingredion Inc., 6.63%, 04/15/37	200	259,992

Security	Par (000)	Value

Food (continued)
JM Smucker Co. (The)
4.25%, 03/15/35	$1,095	$1,260,559
4.38%, 03/15/45	250	259,984
Kellogg Co.
4.50%, 04/01/46(b)	390	485,505
Series B, 7.45%, 04/01/31	926	1,239,990
Koninklijke Ahold Delhaize NV, 5.70%, 10/01/40	480	622,865
Kroger Co. (The)
3.88%, 10/15/46 (Call 04/15/46)	625	669,336
3.95%, 01/15/50 (Call 07/15/49)(b)	100	112,642
4.45%, 02/01/47 (Call 08/01/46)	840	990,287
4.65%, 01/15/48 (Call 07/15/47)	510	615,273
5.00%, 04/15/42 (Call 10/15/41)	375	447,240
5.15%, 08/01/43 (Call 02/01/43)	195	240,695
5.40%, 07/15/40 (Call 01/15/40)	295	368,787
5.40%, 01/15/49 (Call 07/15/48)	370	488,203
6.90%, 04/15/38(b)	330	472,538
7.50%, 04/01/31	315	446,398
Mars Inc.
3.20%, 04/01/30 (Call 01/01/30)(a)(b)	275	305,135
3.60%, 04/01/34 (Call 01/01/34)(a)(b)	455	526,778
3.88%, 04/01/39 (Call 10/01/38)(a)	650	770,771
3.95%, 04/01/44 (Call 10/01/43)(a)	300	338,977
3.95%, 04/01/49 (Call 10/01/48)(a)(b)	675	829,528
4.13%, 04/01/54 (Call 10/01/53)(a)(b)	475	592,332
4.20%, 04/01/59 (Call 10/01/58)(a)	675	846,091
McCormick & Co. Inc./MD, 4.20%, 08/15/47 (Call 02/15/47)	315	376,058
Mondelez International Inc., 4.63%, 05/07/48 (Call 11/07/47)	725	886,693
Nestle Holdings Inc.
3.90%, 09/24/38 (Call 03/24/38)(a)(b)	1,180	1,433,563
4.00%, 09/24/48 (Call 03/24/48)(a)	2,029	2,578,984
Sysco Corp.
4.45%, 03/15/48 (Call 09/15/47)	582	576,364
4.50%, 04/01/46 (Call 10/01/45)	546	548,229
4.85%, 10/01/45 (Call 04/01/45)	625	632,594
5.38%, 09/21/35	325	364,780
6.60%, 04/01/50 (Call 10/01/49)	1,000	1,236,072
Tesco PLC, 6.15%, 11/15/37(a)	730	885,955
Tyson Foods Inc.
4.55%, 06/02/47 (Call 12/02/46)(b)	640	767,035
4.88%, 08/15/34 (Call 02/15/34)	580	733,316
5.10%, 09/28/48 (Call 03/28/48)	969	1,257,267
5.15%, 08/15/44 (Call 02/15/44)	150	190,453

		32,979,720

Forest Products & Paper — 0.5%
Celulosa Arauco y Constitucion SA
5.15%, 01/29/50 (Call 07/29/49)(a)	50	46,250
5.50%, 11/02/47 (Call 05/02/47)(b)	455	427,700
5.50%, 04/30/49 (Call 10/30/48)(a)(b)	500	476,875
Domtar Corp.
6.25%, 09/01/42	175	171,404
6.75%, 02/15/44 (Call 08/15/43)	220	228,584
Georgia-Pacific LLC, 8.88%, 05/15/31	693	982,116
International Paper Co.
4.35%, 08/15/48 (Call 02/15/48)(b)	990	1,121,235
4.40%, 08/15/47 (Call 02/15/47)(b)	1,305	1,482,522
4.80%, 06/15/44 (Call 12/15/43)	576	648,754
5.00%, 09/15/35 (Call 03/15/35)	440	518,566

2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® Long-Term Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Forest Products & Paper (continued)
5.15%, 05/15/46 (Call 11/15/45)	$610	$727,909
6.00%, 11/15/41 (Call 05/15/41)	442	560,142
7.30%, 11/15/39	305	426,614
8.70%, 06/15/38	75	114,542
Stora Enso OYJ, 7.25%, 04/15/36(a)	470	639,200
Suzano Austria GmbH, 7.00%, 03/16/47 (Call 09/16/46)(a)	935	947,856

		9,520,269

Gas — 1.2%
Atmos Energy Corp.
3.38%, 09/15/49 (Call 03/15/49)	425	477,408
4.13%, 10/15/44 (Call 04/15/44)	565	701,328
4.13%, 03/15/49 (Call 09/15/48)	285	351,858
4.15%, 01/15/43 (Call 07/15/42)	340	412,925
4.30%, 10/01/48 (Call 04/01/48)	400	510,341
5.50%, 06/15/41 (Call 12/15/40)	305	428,218
Boston Gas Co., 4.49%, 02/15/42(a)	35	42,028
Brooklyn Union Gas Co. (The)
4.27%, 03/15/48 (Call 09/15/47)(a)	1,035	1,220,683
4.49%, 03/04/49 (Call 09/04/48)(a)	1,300	1,589,777
4.50%, 03/10/46 (Call 09/10/45)(a)	25	30,514
CenterPoint Energy Resources Corp.
4.10%, 09/01/47 (Call 03/01/47)	365	394,167
5.85%, 01/15/41 (Call 07/15/40)	235	304,024
6.63%, 11/01/37	35	48,522
Centrica PLC, 5.38%, 10/16/43 (Call 04/16/43)(a)	250	292,452
Dominion Energy Gas Holdings LLC
4.60%, 12/15/44 (Call 06/15/44)	500	542,708
4.80%, 11/01/43 (Call 05/01/43)	115	125,206
Series C, 3.90%, 11/15/49 (Call 05/15/49)	270	264,718
KeySpan Gas East Corp., 5.82%, 04/01/41(a)	250	332,519
Korea Gas Corp., 6.25%, 01/20/42(a)	640	951,997
Mega Advance Investments Ltd., 6.38%, 05/12/41(a)	200	282,313
Nakilat Inc., 6.07%, 12/31/33(a)(b)	650	754,130
NiSource Inc.
3.95%, 03/30/48 (Call 09/30/47)(b)	510	579,617
4.38%, 05/15/47 (Call 11/15/46)	720	862,744
4.80%, 02/15/44 (Call 08/15/43)(b)	278	344,231
5.25%, 02/15/43 (Call 08/15/42)	687	876,413
5.65%, 02/01/45 (Call 08/01/44)	561	779,583
5.80%, 02/01/42 (Call 08/01/41)	150	195,633
5.95%, 06/15/41 (Call 12/15/40)	560	745,080
ONE Gas Inc.
4.50%, 11/01/48 (Call 05/01/48)(b)	355	453,293
4.66%, 02/01/44 (Call 08/01/43)	235	290,390
Piedmont Natural Gas Co. Inc.
3.64%, 11/01/46 (Call 05/01/46)	70	76,747
4.10%, 09/18/34 (Call 03/18/34)	100	107,591
4.65%, 08/01/43 (Call 02/01/43)	153	183,189
Southern California Gas Co.
3.75%, 09/15/42 (Call 03/15/42)	180	204,564
4.45%, 03/15/44 (Call 09/15/43)	470	576,603
5.13%, 11/15/40	80	104,273
Series UU, 4.13%, 06/01/48 (Call 12/01/47)	155	192,821
Series VV, 4.30%, 01/15/49 (Call 07/15/48)	510	635,043
Series WW, 3.95%, 02/15/50 (Call 08/15/49)(b)	800	982,326
Southern Co. Gas Capital Corp.
3.95%, 10/01/46 (Call 04/01/46)	250	263,474
4.40%, 06/01/43 (Call 12/01/42)	391	429,957
4.40%, 05/30/47 (Call 11/30/46)	210	244,539
5.88%, 03/15/41 (Call 09/15/40)	817	1,033,259

Security	Par (000)	Value

Gas (continued)
6.00%, 10/01/34	$400	$519,052
Southwest Gas Corp.
3.80%, 09/29/46 (Call 03/29/46)	175	184,687
4.15%, 06/01/49 (Call 12/01/48)(b)	335	379,788
Spire Inc., 4.70%, 08/15/44 (Call 02/15/44)(b)	100	103,854
Washington Gas Light Co.
3.65%, 09/15/49 (Call 03/15/49)	511	560,686
Series K, 3.80%, 09/15/46 (Call 03/15/46)(b)	210	236,069

		22,203,342

Hand & Machine Tools — 0.1%
Snap-on Inc., 4.10%, 03/01/48 (Call 09/01/47)	470	541,630
Stanley Black & Decker Inc.
4.85%, 11/15/48 (Call 05/15/48)	191	251,427
5.20%, 09/01/40	235	299,083

		1,092,140

Health Care – Products — 1.3%
Abbott Laboratories
4.75%, 11/30/36 (Call 05/30/36)	1,155	1,509,948
4.75%, 04/15/43 (Call 10/15/42)	973	1,315,532
4.90%, 11/30/46 (Call 05/30/46)	3,020	4,253,027
5.30%, 05/27/40	310	425,639
6.00%, 04/01/39	200	292,354
Alcon Finance Corp., 3.80%, 09/23/49 (Call 03/23/49)(a)	400	435,198
Baxter International Inc., 3.50%, 08/15/46 (Call 02/15/46)	373	406,050
Boston Scientific Corp.
4.55%, 03/01/39 (Call 09/01/38)	750	899,546
4.70%, 03/01/49 (Call 09/01/48)	945	1,182,465
7.00%, 11/15/35	335	482,234
7.38%, 01/15/40	220	341,659
Danaher Corp., 4.38%, 09/15/45 (Call 03/15/45)	465	572,364
DH Europe Finance II Sarl
3.25%, 11/15/39 (Call 05/15/39)	300	325,240
3.40%, 11/15/49 (Call 05/15/49)(b)	810	898,851
Koninklijke Philips NV, 5.00%, 03/15/42	1,080	1,346,691
Medtronic Inc.
4.38%, 03/15/35(b)	2,190	2,783,302
4.63%, 03/15/45	1,346	1,822,109
Stryker Corp.
4.10%, 04/01/43 (Call 10/01/42)	475	543,519
4.38%, 05/15/44 (Call 11/15/43)	266	311,881
4.63%, 03/15/46 (Call 09/15/45)	1,035	1,306,191
Thermo Fisher Scientific Inc.
4.10%, 08/15/47 (Call 02/15/47)	956	1,194,512
5.30%, 02/01/44 (Call 08/01/43)	512	708,444
Zimmer Biomet Holdings Inc.
4.25%, 08/15/35 (Call 02/15/35)	465	474,735
4.45%, 08/15/45 (Call 02/15/45)	315	325,381
5.75%, 11/30/39(b)	200	241,154

		24,398,026

Health Care – Services — 2.9%
Advocate Health & Hospitals Corp., 4.27%, 08/15/48 (Call 02/15/48)	750	938,756
Aetna Inc.
3.88%, 08/15/47 (Call 02/15/47)	255	278,365
4.13%, 11/15/42 (Call 05/15/42)	390	430,155
4.50%, 05/15/42 (Call 11/15/41)	310	353,883
4.75%, 03/15/44 (Call 09/15/43)	245	290,789
6.63%, 06/15/36	380	528,719
6.75%, 12/15/37	435	595,414

SCHEDULE OF INVESTMENTS

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® Long-Term Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care – Services (continued)
Allina Health System, Series 2019, 3.89%, 04/15/49	$215	$231,059
Anthem Inc.
3.13%, 05/15/50 (Call 11/15/49)	355	354,105
3.70%, 09/15/49 (Call 03/15/49)	320	347,228
4.38%, 12/01/47 (Call 06/01/47)	895	1,060,342
4.55%, 03/01/48 (Call 09/01/47)	680	832,124
4.63%, 05/15/42	1,302	1,585,296
4.65%, 01/15/43(b)	829	1,013,730
4.65%, 08/15/44 (Call 02/15/44)	695	852,009
4.85%, 08/15/54 (Call 02/15/54)	275	317,539
5.10%, 01/15/44	795	999,774
5.95%, 12/15/34	35	48,509
Ascension Health
3.95%, 11/15/46	1,303	1,521,331
4.85%, 11/15/53	203	267,904
Baylor Scott & White Holdings
3.97%, 11/15/46 (Call 05/15/46)	350	398,543
4.19%, 11/15/45 (Call 05/15/45)	201	238,708
CommonSpirit Health
3.82%, 10/01/49 (Call 04/01/49)	630	632,557
4.19%, 10/01/49 (Call 04/01/49)	797	778,949
4.35%, 11/01/42	735	733,066
Dartmouth-Hitchcock Health, Series B, 4.18%, 08/01/48 (Call 02/01/48)	230	240,484
Dignity Health
4.50%, 11/01/42	305	297,183
5.27%, 11/01/64	115	120,629
Duke University Health System Inc., Series 2017, 3.92%, 06/01/47 (Call 12/01/46)	330	388,324
Hackensack Meridian Health Inc., 4.21%, 07/01/48 (Call 01/01/48)	75	87,210
Hartford HealthCare Corp., 3.45%, 07/01/54	100	91,897
HCA Inc.
5.13%, 06/15/39 (Call 12/15/38)(b)	912	1,063,661
5.25%, 06/15/49 (Call 12/15/48)	1,425	1,701,223
5.50%, 06/15/47 (Call 12/15/46)	1,360	1,643,754
Humana Inc.
3.95%, 08/15/49 (Call 02/15/49)	455	512,984
4.63%, 12/01/42 (Call 06/01/42)	685	808,668
4.80%, 03/15/47 (Call 09/15/46)(b)	325	409,486
4.95%, 10/01/44 (Call 04/01/44)(b)	410	511,312
8.15%, 06/15/38	100	148,137
Indiana University Health Inc. Obligated Group, 3.97%, 11/01/48 (Call 05/01/48)	100	123,913
Johns Hopkins Health System Corp. (The), 3.84%, 05/15/46	135	157,408
Kaiser Foundation Hospitals
4.15%, 05/01/47 (Call 11/01/46)	2,183	2,637,668
4.88%, 04/01/42	175	231,725
Laboratory Corp. of America Holdings, 4.70%, 02/01/45 (Call 08/01/44)	725	879,260
Mayo Clinic, Series 2013, 4.00%, 11/15/47	11	12,876
McLaren Health Care Corp., Series A, 4.39%, 05/15/48 (Call 11/15/47)	25	30,389
Memorial Sloan-Kettering Cancer Center
4.13%, 07/01/52	325	398,588
5.00%, 07/01/42	45	60,152
Series 2015, 4.20%, 07/01/55(b)	465	586,177
Montefiore Obligated Group, Series 18-C, 5.25%, 11/01/48	410	428,557

Security	Par (000)	Value

Health Care – Services (continued)
Mount Sinai Hospitals Group Inc., Series 2017, 3.98%, 07/01/48(b)	$205	$217,856
New York and Presbyterian Hospital (The)
4.02%, 08/01/45	176	209,658
4.06%, 08/01/56	450	512,835
4.76%, 08/01/2116	55	62,773
Series 2019, 3.95%, 08/01/2119 (Call 02/01/2119)	750	770,125
Northwell Healthcare Inc.
3.81%, 11/01/49 (Call 11/01/48)	185	176,641
3.98%, 11/01/46 (Call 11/01/45)	890	879,478
4.26%, 11/01/47 (Call 11/01/46)	710	743,524
Ochsner Clinic Foundation, 5.90%, 05/15/45 (Call 11/15/44)	75	96,742
Partners Healthcare System Inc., Series 2020, 3.19%, 07/01/49 (Call 01/01/49)(b)	1,135	1,178,720
Providence St Joseph Health Obligated Group
Series A, 3.93%, 10/01/48 (Call 04/01/48)	115	123,290
Series I, 3.74%, 10/01/47	250	259,637
Quest Diagnostics Inc., 4.70%, 03/30/45 (Call 09/30/44)	527	649,617
Roche Holdings Inc., 4.00%, 11/28/44 (Call 05/28/44)(a)(b)	261	324,234
Southern Baptist Hospital of Florida Inc., 4.86%, 07/15/45 (Call 01/15/45)	25	30,339
Spectrum Health System Obligated Group, Series 19A, 3.49%, 07/15/49 (Call 01/15/49)	100	110,981
Stanford Health Care, Series 2018, 3.80%, 11/15/48 (Call 05/15/48)	375	429,220
Sutter Health, Series 2018, 4.09%, 08/15/48 (Call 02/15/48)	395	445,159
Texas Health Resources, 4.33%, 11/15/55	9	10,966
Toledo Hospital (The)
4.98%, 11/15/45 (Call 05/15/45)(b)	50	46,631
5.75%, 11/15/38 (Call 11/15/28)	165	188,019
6.02%, 11/15/48	530	563,298
UnitedHealth Group Inc.
3.50%, 08/15/39 (Call 02/15/39)	377	421,212
3.70%, 08/15/49 (Call 02/15/49)(b)	1,145	1,344,882
3.75%, 10/15/47 (Call 04/15/47)(b)	870	1,022,463
3.88%, 08/15/59 (Call 02/15/59)(b)	825	1,004,733
3.95%, 10/15/42 (Call 04/15/42)	617	722,087
4.20%, 01/15/47 (Call 07/15/46)	493	610,209
4.25%, 03/15/43 (Call 09/15/42)	500	618,097
4.25%, 04/15/47 (Call 10/15/46)	430	536,192
4.25%, 06/15/48 (Call 12/15/47)	1,057	1,321,435
4.38%, 03/15/42 (Call 09/15/41)	350	431,307
4.45%, 12/15/48 (Call 06/15/48)	1,065	1,370,309
4.63%, 07/15/35	1,464	1,843,152
4.63%, 11/15/41 (Call 05/15/41)	405	513,210
4.75%, 07/15/45	925	1,226,691
5.70%, 10/15/40 (Call 04/15/40)	330	470,189
5.80%, 03/15/36	390	532,494
5.95%, 02/15/41 (Call 08/15/40)	400	583,522
6.50%, 06/15/37	415	612,390
6.63%, 11/15/37	486	736,046
6.88%, 02/15/38(b)	980	1,521,861
Willis-Knighton Medical Center, Series 2018, 4.81%, 09/01/48 (Call 03/01/48)	135	168,583

		54,841,326

Holding Companies – Diversified — 0.1%
CK Hutchison International 19 II Ltd., 3.38%, 09/06/49 (Call 03/06/49)(a)	1,000	1,049,662

2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® Long-Term Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Holding Companies – Diversified (continued)
Hutchison Whampoa International Ltd., 7.45%, 11/24/33(a)	$275	$419,956

		1,469,618

Home Furnishings — 0.1%
Whirlpool Corp.
4.50%, 06/01/46 (Call 12/01/45)	755	789,850
5.15%, 03/01/43	200	219,819

		1,009,669

Household Products & Wares — 0.2%
Kimberly-Clark Corp.
2.88%, 02/07/50 (Call 08/07/49)	400	426,175
3.20%, 07/30/46 (Call 01/30/46)(b)	755	849,946
3.90%, 05/04/47 (Call 11/04/46)	310	385,430
5.30%, 03/01/41(b)	31	44,527
6.63%, 08/01/37	330	514,313
SC Johnson & Son Inc., 4.75%, 10/15/46 (Call 04/16/46)(a)	1,025	1,285,331

		3,505,722

Insurance — 5.1%
ACE Capital Trust II, Series N, 9.70%, 04/01/30(b)	100	139,567
Aflac Inc.
4.00%, 10/15/46 (Call 04/15/46)	395	448,773
4.75%, 01/15/49 (Call 07/15/48)(b)	685	877,081
6.45%, 08/15/40(b)	131	175,862
AIA Group Ltd., 4.50%, 03/16/46 (Call 09/16/45)(a)	200	238,108
AIG SunAmerica Global Financing X, 6.90%, 03/15/32(a)(b)	575	789,368
Alleghany Corp., 4.90%, 09/15/44 (Call 03/15/44)(b)	140	165,020
Allstate Corp. (The)
3.85%, 08/10/49 (Call 02/10/49)	805	938,959
4.20%, 12/15/46 (Call 06/15/46)	620	769,257
4.50%, 06/15/43	335	429,220
5.35%, 06/01/33(b)	388	510,522
5.55%, 05/09/35	376	525,743
5.95%, 04/01/36	150	215,189
6.50%, 05/15/57 (Call 05/15/37)(c)	195	222,684
American Financial Group Inc./OH, 4.50%, 06/15/47 (Call 12/15/46)	425	401,036
American International Group Inc.
3.88%, 01/15/35 (Call 07/15/34)	1,496	1,597,269
4.38%, 01/15/55 (Call 07/15/54)	285	302,927
4.50%, 07/16/44 (Call 01/16/44)	1,141	1,260,400
4.70%, 07/10/35 (Call 01/10/35)	760	877,184
4.75%, 04/01/48 (Call 10/01/47)(b)	1,095	1,255,704
4.80%, 07/10/45 (Call 01/10/45)	895	1,014,214
6.25%, 05/01/36	1,015	1,279,017
8.18%, 05/15/58 (Call 05/15/38)(c)	170	209,100
Aon Corp., 6.25%, 09/30/40	525	755,207
Aon PLC
4.45%, 05/24/43 (Call 02/24/43)	505	576,498
4.60%, 06/14/44 (Call 03/14/44)	430	515,946
4.75%, 05/15/45 (Call 11/15/44)(b)	441	540,131
Arch Capital Finance LLC, 5.03%, 12/15/46 (Call 06/15/46)	270	339,635
Arch Capital Group Ltd., 7.35%, 05/01/34	270	394,044
Arch Capital Group U.S. Inc., 5.14%, 11/01/43	470	583,120
Assurant Inc., 6.75%, 02/15/34	198	236,041
AXA SA, 8.60%, 12/15/30	2,015	2,797,869
AXIS Specialty Finance PLC, 5.15%, 04/01/45	510	564,955

Security	Par (000)	Value

Insurance (continued)
Berkshire Hathaway Finance Corp.
4.20%, 08/15/48 (Call 02/15/48)	$1,440	$1,813,502
4.25%, 01/15/49 (Call 07/15/48)(b)	793	1,004,922
4.30%, 05/15/43	163	203,932
4.40%, 05/15/42	190	236,708
5.75%, 01/15/40	235	343,339
Berkshire Hathaway Inc., 4.50%, 02/11/43	715	920,439
Brighthouse Financial Inc., 4.70%, 06/22/47 (Call 12/22/46)	1,224	1,057,084
Chubb Corp. (The), 6.00%, 05/11/37	210	305,313
Chubb INA Holdings Inc.
4.15%, 03/13/43	250	315,005
4.35%, 11/03/45 (Call 05/03/45)	860	1,124,791
Equitable Holdings Inc., 5.00%, 04/20/48 (Call 10/20/47)	1,140	1,187,614
Everest Reinsurance Holdings Inc., 4.87%, 06/01/44(b)	450	497,505
Farmers Exchange Capital II, 6.15%, 11/01/53 (Call 11/01/33)(a)(c)	10	11,985
Farmers Exchange Capital III, 5.45%, 10/15/54 (Call 10/15/34)(a)(c)	640	773,310
Farmers Insurance Exchange, 4.75%, 11/01/57 (Call 11/01/37)(a)(c)	300	308,874
Great-West Lifeco Finance 2018 LP, 4.58%, 05/17/48 (Call 11/17/47)(a)	1,000	1,215,426
Great-West Lifeco Finance Delaware LP, 4.15%, 06/03/47 (Call 12/03/46)(a)	50	52,545
Guardian Life Insurance Co. of America (The)
3.70%, 01/22/70 (Call 07/22/69)(a)	50	50,758
4.85%, 01/24/77(a)	475	593,652
4.88%, 06/19/64(a)	275	355,540
Harborwalk Funding Trust, 5.08%, 02/15/69 (Call 02/15/49)(a)(c)	590	684,950
Hartford Financial Services Group Inc. (The)
3.60%, 08/19/49 (Call 02/19/49)	335	355,211
4.30%, 04/15/43	179	205,311
4.40%, 03/15/48 (Call 09/15/47)	415	487,148
5.95%, 10/15/36	216	276,326
6.10%, 10/01/41	520	678,175
6.63%, 03/30/40(b)	345	456,923
Liberty Mutual Group Inc.
3.95%, 10/15/50 (Call 04/15/50)(a)(b)	1,326	1,348,484
4.50%, 06/15/49 (Call 12/15/48)(a)	667	730,697
Liberty Mutual Insurance Co., 7.70%, 10/15/97(a)(b)	85	133,543
Lincoln National Corp.
4.35%, 03/01/48 (Call 09/01/47)	650	707,632
6.30%, 10/09/37	116	140,958
7.00%, 06/15/40	675	899,483
Loews Corp.
4.13%, 05/15/43 (Call 11/15/42)(b)	310	346,027
6.00%, 02/01/35	354	483,312
Manulife Financial Corp., 5.38%, 03/04/46	935	1,202,974
Markel Corp.
4.15%, 09/17/50 (Call 03/17/50)	160	163,361
4.30%, 11/01/47 (Call 05/01/47)(b)	285	293,455
5.00%, 03/30/43	350	370,710
5.00%, 04/05/46	595	668,840
5.00%, 05/20/49 (Call 11/20/48)	325	371,930
Marsh & McLennan Companies Inc.
4.20%, 03/01/48 (Call 09/01/47)(b)	530	645,983
4.35%, 01/30/47 (Call 07/30/46)	782	968,250
4.75%, 03/15/39 (Call 09/15/38)	170	212,380

SCHEDULE OF INVESTMENTS

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® Long-Term Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
4.90%, 03/15/49 (Call 09/15/48)	$1,115	$1,519,554
5.88%, 08/01/33	75	100,198
Massachusetts Mutual Life Insurance Co.
3.73%, 10/15/70(a)	931	945,087
4.90%, 04/01/77(a)	190	239,804
MetLife Capital Trust IV, 7.88%, 12/15/37 (Call 12/15/32)(a)	155	192,200
MetLife Inc.
4.05%, 03/01/45(b)	616	720,868
4.13%, 08/13/42	766	895,577
4.60%, 05/13/46 (Call 11/13/45)(b)	455	574,331
4.88%, 11/13/43	565	730,239
5.70%, 06/15/35	350	472,565
5.88%, 02/06/41	1,050	1,460,871
6.38%, 06/15/34(b)	570	812,114
6.40%, 12/15/36 (Call 12/15/31)	1,333	1,491,687
6.50%, 12/15/32	655	920,743
9.25%, 04/08/38 (Call 04/08/33)(a)	125	165,000
10.75%, 08/01/39 (Call 08/01/34)(b)	176	267,439
Series N, 4.72%, 12/15/44	875	1,120,194
Mutual of Omaha Insurance Co., 6.80%, 06/15/36(a)	75	105,584
Nationwide Financial Services Inc.
3.90%, 11/30/49 (Call 05/30/49)(a)	995	979,299
5.30%, 11/18/44(a)	450	519,777
Nationwide Mutual Insurance Co.
4.95%, 04/22/44(a)	750	784,539
8.25%, 12/01/31(a)(b)	200	300,647
9.38%, 08/15/39(a)(b)	435	724,478
New York Life Insurance Co.
4.45%, 05/15/69 (Call 11/15/68)(a)(b)	642	798,353
5.88%, 05/15/33(a)	980	1,336,883
6.75%, 11/15/39(a)	1,160	1,751,244
Northwestern Mutual Life Insurance Co. (The)
3.63%, 09/30/59 (Call 03/30/59)(a)	1,694	1,837,706
3.85%, 09/30/47 (Call 03/30/47)(a)	750	838,662
Ohio National Financial Services Inc., 6.63%, 05/01/31(a)(b)	150	141,335
Ohio National Life Insurance Co. (The), 6.88%, 06/15/42(a)(b)	300	338,917
Pacific Life Insurance Co., 4.30%, 10/24/67 (Call 10/24/47)(a)(c)	760	726,129
Principal Financial Group Inc.
4.30%, 11/15/46 (Call 05/15/46)(b)	133	155,531
4.35%, 05/15/43	325	365,470
4.63%, 09/15/42	40	49,251
6.05%, 10/15/36	191	246,655
Progressive Corp. (The)
3.70%, 01/26/45	210	247,740
4.13%, 04/15/47 (Call 10/15/46)	673	854,835
4.20%, 03/15/48 (Call 09/15/47)	940	1,220,872
4.35%, 04/25/44	171	221,501
6.25%, 12/01/32	240	324,996
Prudential Financial Inc.
3.70%, 03/13/51 (Call 09/13/50)	75	79,539
3.91%, 12/07/47 (Call 06/07/47)	974	1,050,978
3.94%, 12/07/49 (Call 06/07/49)	1,438	1,564,210
4.35%, 02/25/50 (Call 08/25/49)	929	1,062,839
4.42%, 03/27/48 (Call 09/27/47)	550	636,070
4.60%, 05/15/44	345	405,888
5.70%, 12/14/36	780	1,049,658

Security	Par (000)	Value

Insurance (continued)
6.63%, 06/21/40	$150	$213,444
Series B, 5.75%, 07/15/33	100	125,213
Series D, 6.63%, 12/01/37	65	90,863
Securian Financial Group Inc., 4.80%, 04/15/48(a)	315	395,890
Selective Insurance Group Inc., 5.38%, 03/01/49 (Call 09/01/48)	230	245,464
Sompo International Holdings Ltd., 7.00%, 07/15/34	400	568,672
Teachers Insurance & Annuity Association of America 4.27%, 05/15/47 (Call 11/15/46)(a)(b)	2,635	3,072,820
4.90%, 09/15/44(a)(b)	826	1,055,509
6.85%, 12/16/39(a)(b)	186	284,594
Transatlantic Holdings Inc., 8.00%, 11/30/39	275	400,749
Travelers Companies Inc. (The)
3.75%, 05/15/46 (Call 11/15/45)	530	631,223
4.00%, 05/30/47 (Call 11/30/46)	457	565,879
4.05%, 03/07/48 (Call 09/07/47)	714	897,568
4.10%, 03/04/49 (Call 09/04/48)	715	906,768
4.30%, 08/25/45 (Call 02/25/45)(b)	535	675,513
4.60%, 08/01/43(b)	108	131,180
5.35%, 11/01/40	563	790,882
6.25%, 06/15/37(b)	450	663,573
6.75%, 06/20/36	115	175,261
Travelers Property Casualty Corp., 6.38%, 03/15/33	400	582,761
Unum Group
4.50%, 12/15/49 (Call 06/15/49)	675	599,775
5.75%, 08/15/42	400	421,294
Voya Financial Inc.
4.80%, 06/15/46	100	115,036
5.70%, 07/15/43	660	814,375
Western & Southern Financial Group Inc., 5.75%, 07/15/33(a)	200	260,356
Western & Southern Life Insurance Co. (The), 5.15%, 01/15/49 (Call 07/15/48)(a)	150	198,225
Willis North America Inc.
3.88%, 09/15/49 (Call 03/15/49)(b)	310	337,751
5.05%, 09/15/48 (Call 03/15/48)	805	1,047,542
WR Berkley Corp., 4.75%, 08/01/44	210	224,998
XLIT Ltd.
5.25%, 12/15/43	150	198,788
5.50%, 03/31/45(b)	661	854,306

		98,044,286

Internet — 1.0%
Alibaba Group Holding Ltd.
4.00%, 12/06/37 (Call 06/06/37)	1,615	1,847,964
4.20%, 12/06/47 (Call 06/06/47)	1,285	1,558,605
4.40%, 12/06/57 (Call 06/06/57)	435	558,804
4.50%, 11/28/34 (Call 05/28/34)	625	778,917
Amazon.com Inc.
3.88%, 08/22/37 (Call 02/22/37)	2,565	3,123,631
4.05%, 08/22/47 (Call 02/22/47)(b)	1,130	1,476,930
4.25%, 08/22/57 (Call 02/22/57)	1,942	2,657,425
4.80%, 12/05/34 (Call 06/05/34)	1,932	2,607,747
4.95%, 12/05/44 (Call 06/05/44)	1,475	2,089,046
eBay Inc., 4.00%, 07/15/42 (Call 01/15/42)	792	794,582
Tencent Holdings Ltd.
3.93%, 01/19/38 (Call 07/19/37)(a)(b)	800	878,458
4.53%, 04/11/49 (Call 10/11/48)(a)	200	254,728

		18,626,837

2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® Long-Term Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Iron & Steel — 0.3%
ArcelorMittal SA
6.75%, 03/01/41	$160	$162,902
7.00%, 10/15/39	226	235,942
Nucor Corp.
4.40%, 05/01/48 (Call 11/01/47)	385	453,392
5.20%, 08/01/43 (Call 02/01/43)	794	993,657
6.40%, 12/01/37	632	871,751
Vale Overseas Ltd.
6.88%, 11/21/36	1,105	1,284,573
6.88%, 11/10/39	1,320	1,553,376
8.25%, 01/17/34	50	63,700
Vale SA, 5.63%, 09/11/42	455	474,474

		6,093,767

Leisure Time — 0.0%
Harley-Davidson Inc., 4.63%, 07/28/45 (Call 01/28/45)	125	119,098

Lodging — 0.0%
Marriott International Inc./MD, 4.50%, 10/01/34 (Call 04/01/34)	280	256,190

Machinery — 0.6%
ABB Finance USA Inc., 4.38%, 05/08/42	577	707,882
Caterpillar Inc.
3.25%, 09/19/49 (Call 03/19/49)	955	1,025,186
3.80%, 08/15/42(b)	698	819,074
4.30%, 05/15/44 (Call 11/15/43)	525	657,590
4.75%, 05/15/64 (Call 11/15/63)(b)	780	1,056,522
5.20%, 05/27/41	620	873,584
5.30%, 09/15/35	86	114,939
6.05%, 08/15/36	186	259,571
Crane Co., 4.20%, 03/15/48 (Call 09/15/47)	70	60,372
Deere & Co.
2.88%, 09/07/49 (Call 03/07/49)(b)	865	880,860
3.90%, 06/09/42 (Call 12/09/41)(b)	603	733,672
7.13%, 03/03/31	188	264,124
Dover Corp.
5.38%, 10/15/35	140	168,895
5.38%, 03/01/41 (Call 12/01/40)	460	580,176
Otis Worldwide Corp.
3.11%, 02/15/40 (Call 08/15/39)(a)	1,000	985,841
3.36%, 02/15/50 (Call 08/15/49)(a)	1,245	1,273,318
Rockwell Automation Inc., 4.20%, 03/01/49 (Call 09/01/48)	946	1,190,139
Xylem Inc./NY, 4.38%, 11/01/46 (Call 05/01/46)	275	289,610

		11,941,355

Manufacturing — 1.4%
3M Co.
3.13%, 09/19/46 (Call 03/19/46)	240	255,276
3.25%, 08/26/49 (Call 02/26/49)(b)	801	879,321
3.63%, 10/15/47 (Call 04/15/47)	156	178,195
3.88%, 06/15/44	150	165,754
4.00%, 09/14/48 (Call 03/14/48)	1,283	1,597,588
5.70%, 03/15/37(b)	215	294,871
Eaton Corp.
4.00%, 11/02/32(b)	1,125	1,276,123
4.15%, 11/02/42(b)	1,185	1,376,283
General Electric Co.
4.13%, 10/09/42	382	369,959
4.35%, 05/01/50 (Call 11/01/49)	600	604,567
4.50%, 03/11/44	525	534,740

Security	Par (000)	Value

Manufacturing (continued)
5.88%, 01/14/38	$2,583	$2,935,461
6.15%, 08/07/37	1,079	1,272,649
6.75%, 03/15/32	2,605	3,230,578
6.88%, 01/10/39	1,450	1,805,006
Illinois Tool Works Inc.
3.90%, 09/01/42 (Call 03/01/42)	1,292	1,538,781
4.88%, 09/15/41 (Call 03/15/41)	570	735,747
Ingersoll-Rand Global Holding Co. Ltd.
4.30%, 02/21/48 (Call 08/21/47)	150	172,266
5.75%, 06/15/43	680	867,519
Ingersoll-Rand Luxembourg Finance SA
4.50%, 03/21/49 (Call 09/21/48)	405	475,334
4.65%, 11/01/44 (Call 05/01/44)	165	190,445
Parker-Hannifin Corp.
4.00%, 06/14/49 (Call 12/14/48)(b)	975	1,085,829
4.10%, 03/01/47 (Call 09/01/46)	290	324,255
4.20%, 11/21/34 (Call 05/21/34)	362	411,482
4.45%, 11/21/44 (Call 05/21/44)	295	339,094
Series A, 6.25%, 05/15/38	455	621,492
Siemens Financieringsmaatschappij NV
3.30%, 09/15/46(a)(b)	1,220	1,328,390
4.20%, 03/16/47(a)(b)	1,195	1,526,645
4.40%, 05/27/45(a)(b)	1,088	1,382,865

		27,776,515

Media — 5.3%
Charter Communications Operating LLC/Charter Communications Operating Capital
3.70%, 04/01/51 (Call 10/01/50)	1,200	1,191,024
4.80%, 03/01/50 (Call 09/01/49)(b)	1,180	1,328,246
5.13%, 07/01/49 (Call 01/01/49)	755	898,633
5.38%, 04/01/38 (Call 10/01/37)	1,144	1,349,293
5.38%, 05/01/47 (Call 11/01/46)	2,435	2,930,253
5.75%, 04/01/48 (Call 10/01/47)	2,587	3,264,204
6.38%, 10/23/35 (Call 04/23/35)	1,220	1,566,579
6.48%, 10/23/45 (Call 04/23/45)	2,540	3,320,397
6.83%, 10/23/55 (Call 04/23/55)	227	304,449
Comcast Corp.
3.20%, 07/15/36 (Call 01/15/36)(b)	805	876,928
3.25%, 11/01/39 (Call 05/01/39)	1,950	2,124,524
3.40%, 07/15/46 (Call 01/15/46)	1,540	1,703,610
3.45%, 02/01/50 (Call 08/01/49)	1,285	1,441,727
3.90%, 03/01/38 (Call 09/01/37)	1,083	1,261,093
3.97%, 11/01/47 (Call 05/01/47)	2,100	2,493,688
4.00%, 08/15/47 (Call 02/15/47)	1,030	1,225,969
4.00%, 03/01/48 (Call 09/01/47)	893	1,070,737
4.00%, 11/01/49 (Call 05/01/49)(b)	1,975	2,345,558
4.05%, 11/01/52 (Call 05/01/52)	1,145	1,397,641
4.20%, 08/15/34 (Call 02/15/34)	1,001	1,204,666
4.25%, 10/15/30 (Call 07/15/30)	2,330	2,803,920
4.25%, 01/15/33	980	1,185,894
4.40%, 08/15/35 (Call 02/15/35)	605	749,655
4.50%, 01/15/43	1,105	1,360,361
4.60%, 10/15/38 (Call 04/15/38)	2,215	2,783,852
4.60%, 08/15/45 (Call 02/15/45)	995	1,269,496
4.65%, 07/15/42	860	1,094,646
4.70%, 10/15/48 (Call 04/15/48)	2,595	3,403,135
4.75%, 03/01/44	1,100	1,426,395
4.95%, 10/15/58 (Call 04/15/58)	1,235	1,751,656
5.65%, 06/15/35	296	412,856
6.40%, 05/15/38(b)	124	180,335

SCHEDULE OF INVESTMENTS

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® Long-Term Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Media (continued)
6.45%, 03/15/37(b)	$270	$391,509
6.50%, 11/15/35	710	1,073,217
6.55%, 07/01/39	80	117,651
6.95%, 08/15/37(b)	798	1,202,998
7.05%, 03/15/33(b)	671	1,012,295
Cox Communications Inc.
4.50%, 06/30/43 (Call 12/30/42)(a)	71	77,681
4.60%, 08/15/47 (Call 02/15/47)(a)(b)	1,530	1,755,576
4.70%, 12/15/42(a)	275	299,816
8.38%, 03/01/39(a)	800	1,208,014
Discovery Communications LLC
4.88%, 04/01/43	975	1,055,352
4.95%, 05/15/42	675	735,785
5.00%, 09/20/37 (Call 03/20/37)	715	787,876
5.20%, 09/20/47 (Call 03/20/47)	550	626,426
5.30%, 05/15/49 (Call 11/15/48)	662	767,488
6.35%, 06/01/40	625	784,068
Fox Corp.
5.48%, 01/25/39 (Call 07/25/38)	958	1,209,262
5.58%, 01/25/49 (Call 07/25/48)	1,125	1,537,186
Grupo Televisa SAB
5.00%, 05/13/45 (Call 11/13/44)	1,060	1,047,462
5.25%, 05/24/49 (Call 11/24/48)	500	513,241
6.13%, 01/31/46 (Call 07/31/45)	200	225,069
6.63%, 01/15/40	429	494,277
NBCUniversal Media LLC
4.45%, 01/15/43	970	1,196,981
5.95%, 04/01/41	865	1,227,757
Thomson Reuters Corp.
5.50%, 08/15/35	150	183,093
5.65%, 11/23/43 (Call 05/23/43)	585	751,681
5.85%, 04/15/40	375	465,362
Time Warner Cable LLC
4.50%, 09/15/42 (Call 03/15/42)	820	865,909
5.50%, 09/01/41 (Call 03/01/41)	1,140	1,332,057
5.88%, 11/15/40 (Call 05/15/40)	1,425	1,693,056
6.55%, 05/01/37	1,257	1,557,807
6.75%, 06/15/39	235	299,891
7.30%, 07/01/38(b)	276	364,936
Time Warner Entertainment Co. LP, 8.38%, 07/15/33	970	1,411,071
TWDC Enterprises 18 Corp.
3.00%, 07/30/46	375	386,416
3.70%, 12/01/42	507	584,270
4.13%, 06/01/44	775	936,817
4.38%, 08/16/41	400	483,570
Series B, 7.00%, 03/01/32(b)	200	290,900
Series E, 4.13%, 12/01/41	250	301,148
ViacomCBS Inc.
4.38%, 03/15/43	1,175	1,144,131
4.60%, 01/15/45 (Call 07/15/44)	805	781,392
4.85%, 07/01/42 (Call 01/01/42)	365	371,056
4.90%, 08/15/44 (Call 02/15/44)	625	627,191
5.25%, 04/01/44 (Call 10/01/43)(b)	485	517,683
5.50%, 05/15/33	430	487,940
5.85%, 09/01/43 (Call 03/01/43)	480	546,122
5.90%, 10/15/40 (Call 04/15/40)	215	242,821
6.88%, 04/30/36	835	1,001,245
7.88%, 07/30/30	415	548,538
Walt Disney Co. (The)
2.75%, 09/01/49 (Call 03/01/49)	1,150	1,108,230

Security	Par (000)	Value

Media (continued)
4.70%, 03/23/50 (Call 09/23/49)	$800	$1,070,313
4.75%, 09/15/44 (Call 03/15/44)	803	1,020,351
4.75%, 11/15/46 (Call 05/15/46)	45	58,303
4.95%, 10/15/45 (Call 04/15/45)(b)	495	647,788
5.40%, 10/01/43	580	802,449
6.15%, 03/01/37	60	85,205
6.15%, 02/15/41	74	108,303
6.20%, 12/15/34	2,195	3,126,504
6.40%, 12/15/35	722	1,043,421
6.55%, 03/15/33	1,070	1,531,330
6.65%, 11/15/37	1,025	1,529,590

		101,376,297

Metal Fabricate & Hardware — 0.1%
Precision Castparts Corp.
3.90%, 01/15/43 (Call 07/15/42)	521	593,127
4.38%, 06/15/45 (Call 12/15/44)	556	664,184
Valmont Industries Inc.
5.00%, 10/01/44 (Call 04/01/44)(b)	410	455,627
5.25%, 10/01/54 (Call 04/01/54)	121	119,595

		1,832,533

Mining — 1.7%
Barrick Gold Corp.
5.25%, 04/01/42	1,507	1,955,720
6.45%, 10/15/35	120	159,477
Barrick North America Finance LLC
5.70%, 05/30/41	516	685,914
5.75%, 05/01/43	1,074	1,513,539
7.50%, 09/15/38	222	335,024
Barrick PD Australia Finance Pty Ltd., 5.95%, 10/15/39	374	506,607
BHP Billiton Finance USA Ltd.
4.13%, 02/24/42	674	830,804
5.00%, 09/30/43(b)	2,147	2,946,265
Corp. Nacional del Cobre de Chile
3.70%, 01/30/50 (Call 07/30/49)(a)	1,500	1,356,233
4.25%, 07/17/42(a)	1,235	1,195,707
4.38%, 02/05/49 (Call 08/05/48)(a)	1,075	1,101,027
4.50%, 08/01/47 (Call 02/01/47)(a)	1,050	1,090,312
4.88%, 11/04/44(a)(b)	60	63,903
5.63%, 10/18/43(a)(b)	1,200	1,408,252
Glencore Canada Corp., 6.20%, 06/15/35	35	36,574
Glencore Finance Canada Ltd.
5.55%, 10/25/42(a)(b)	225	226,960
6.00%, 11/15/41(a)	185	198,659
6.90%, 11/15/37(a)(b)	100	116,237
Indonesia Asahan Aluminium Persero PT, 6.76%, 11/15/48(a)	600	641,740
Industrias Penoles SAB de CV, 5.65%, 09/12/49 (Call 03/12/49)(a)	400	384,000
Kinross Gold Corp., 6.88%, 09/01/41 (Call 03/01/41)	40	45,204
Minera Mexico SA de CV, 4.50%, 01/26/50 (Call 07/26/49)(a)	625	537,813
Newmont Corp.
4.88%, 03/15/42 (Call 09/15/41)	963	1,181,663
5.45%, 06/09/44 (Call 12/09/43)	504	660,655
5.88%, 04/01/35	250	356,555
6.25%, 10/01/39	993	1,395,877
Rio Tinto Alcan Inc.
5.75%, 06/01/35	136	189,254
6.13%, 12/15/33	586	803,427

2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® Long-Term Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mining (continued)
7.25%, 03/15/31(b)	$791	$1,134,341
Rio Tinto Finance USA Ltd., 5.20%, 11/02/40	465	628,937
Rio Tinto Finance USA PLC
4.13%, 08/21/42 (Call 02/21/42)	1,395	1,709,613
4.75%, 03/22/42 (Call 09/22/41)	415	528,887
Southern Copper Corp.
5.25%, 11/08/42	805	845,468
5.88%, 04/23/45	1,195	1,341,298
6.75%, 04/16/40(b)	835	1,017,858
7.50%, 07/27/35	630	800,924
Teck Resources Ltd.
5.20%, 03/01/42 (Call 09/01/41)	495	419,374
5.40%, 02/01/43 (Call 08/01/42)	450	388,397
6.00%, 08/15/40 (Call 02/15/40)	415	384,436
6.13%, 10/01/35	235	235,096
6.25%, 07/15/41 (Call 01/15/41)	532	501,392

		31,859,423

Oil & Gas — 5.4%
Apache Corp.
4.25%, 01/15/44 (Call 07/15/43)	573	375,262
4.75%, 04/15/43 (Call 10/15/42)	1,197	819,493
5.10%, 09/01/40 (Call 03/01/40)	730	493,389
5.25%, 02/01/42 (Call 08/01/41)	455	313,425
5.35%, 07/01/49 (Call 01/01/49)(b)	425	298,572
BP Capital Markets America Inc., 3.00%, 02/24/50 (Call 08/24/49)	100	94,305
Burlington Resources LLC
5.95%, 10/15/36	175	223,834
7.20%, 08/15/31	510	676,617
7.40%, 12/01/31	345	478,896
Canadian Natural Resources Ltd.
4.95%, 06/01/47 (Call 12/01/46)	856	781,393
5.85%, 02/01/35	200	190,098
6.25%, 03/15/38	440	431,909
6.45%, 06/30/33	855	836,093
6.50%, 02/15/37	245	242,110
6.75%, 02/01/39	185	181,859
7.20%, 01/15/32	300	313,289
CNOOC Finance 2012 Ltd., 5.00%, 05/02/42(a)	250	318,577
CNOOC Finance 2013 Ltd.
3.30%, 09/30/49 (Call 03/30/49)	600	605,845
4.25%, 05/09/43	750	865,068
CNOOC Finance 2015 Australia Pty Ltd., 4.20%, 05/05/45	400	463,834
CNOOC Nexen Finance 2014 ULC, 4.88%, 04/30/44	565	718,119
CNPC HK Overseas Capital Ltd., 5.95%, 04/28/41(a)	450	631,486
Concho Resources Inc.
4.85%, 08/15/48 (Call 02/15/48)	500	495,002
4.88%, 10/01/47 (Call 04/01/47)(b)	390	386,057
Conoco Funding Co., 7.25%, 10/15/31	630	831,326
ConocoPhillips
5.90%, 10/15/32	676	896,959
5.90%, 05/15/38	100	134,067
6.50%, 02/01/39	1,823	2,584,105
ConocoPhillips Co.
4.30%, 11/15/44 (Call 05/15/44)	1,109	1,288,067
5.95%, 03/15/46 (Call 09/15/45)	450	623,007
Devon Energy Corp.
4.75%, 05/15/42 (Call 11/15/41)	369	290,967
5.00%, 06/15/45 (Call 12/15/44)	612	500,015
5.60%, 07/15/41 (Call 01/15/41)	1,246	1,012,876

Security	Par (000)	Value

Oil & Gas (continued)
7.95%, 04/15/32	$150	$147,920
Ecopetrol SA
5.88%, 05/28/45	1,060	929,726
7.38%, 09/18/43	990	1,022,472
Empresa Nacional del Petroleo, 4.50%, 09/14/47 (Call 03/14/47)(a)	750	677,228
EOG Resources Inc.
3.90%, 04/01/35 (Call 10/01/34)	800	864,771
5.10%, 01/15/36 (Call 07/15/35)	195	220,380
Equinor ASA
3.25%, 11/18/49 (Call 05/18/49)	900	941,239
3.95%, 05/15/43	659	721,771
4.25%, 11/23/41	700	791,091
4.80%, 11/08/43	318	382,862
5.10%, 08/17/40	707	888,812
Exxon Mobil Corp.
3.00%, 08/16/39 (Call 02/16/39)	700	714,285
3.10%, 08/16/49 (Call 02/16/49)	740	764,846
3.45%, 04/15/51 (Call 10/15/50)	2,996	3,276,965
3.57%, 03/06/45 (Call 09/06/44)	1,239	1,343,265
4.11%, 03/01/46 (Call 09/01/45)	1,531	1,821,381
4.23%, 03/19/40 (Call 09/19/39)	3,000	3,595,872
4.33%, 03/19/50 (Call 09/19/49)	2,004	2,452,824
Gazprom PJSC Via Gaz Capital SA, 7.29%, 08/16/37(a)	1,200	1,645,579
Hess Corp.
5.60%, 02/15/41	752	657,813
5.80%, 04/01/47 (Call 10/01/46)	495	429,320
6.00%, 01/15/40(b)	365	324,188
7.13%, 03/15/33	350	315,691
7.30%, 08/15/31	795	747,046
Husky Energy Inc., 6.80%, 09/15/37	108	98,058
KazMunayGas National Co. JSC
5.38%, 04/24/30(a)	900	891,211
6.38%, 10/24/48(a)	750	776,367
Marathon Oil Corp.
5.20%, 06/01/45 (Call 12/01/44)	315	228,852
6.60%, 10/01/37	615	484,973
6.80%, 03/15/32	641	532,475
Marathon Petroleum Corp.
4.50%, 04/01/48 (Call 10/01/47)	458	391,557
4.75%, 09/15/44 (Call 03/15/44)	697	633,506
5.00%, 09/15/54 (Call 03/15/54)	568	473,343
5.85%, 12/15/45 (Call 06/15/45)(b)	455	440,342
6.50%, 03/01/41 (Call 09/01/40)	345	362,023
Motiva Enterprises LLC, 6.85%, 01/15/40(a)	475	437,486
Nexen Inc.
5.88%, 03/10/35	537	735,581
6.40%, 05/15/37	755	1,054,530
7.50%, 07/30/39	565	901,622
7.88%, 03/15/32	640	964,975
Noble Energy Inc.
4.20%, 10/15/49 (Call 04/15/49)	70	47,552
4.95%, 08/15/47 (Call 02/15/47)	280	200,001
5.05%, 11/15/44 (Call 05/15/44)	765	561,526
5.25%, 11/15/43 (Call 05/15/43)	660	488,909
6.00%, 03/01/41 (Call 09/01/40)	840	668,391
Ovintiv Inc.
6.50%, 08/15/34	330	204,230
6.50%, 02/01/38	650	399,267
6.63%, 08/15/37	235	143,641

SCHEDULE OF INVESTMENTS

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® Long-Term Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
7.20%, 11/01/31	$100	$66,120
7.38%, 11/01/31	200	133,381
8.13%, 09/15/30	290	199,942
Pertamina Persero PT
4.18%, 01/21/50 (Call 07/21/49)(a)	835	695,428
4.70%, 07/30/49(a)	1,600	1,479,331
6.45%, 05/30/44(a)	2,100	2,319,672
6.50%, 11/07/48(a)	1,105	1,237,101
Petroleos del Peru SA
4.75%, 06/19/32(a)	1,135	1,100,961
5.63%, 06/19/47(a)	700	682,507
Petroleos Mexicanos, 6.63%, 06/15/38	238	163,482
Petronas Capital Ltd., 4.50%, 03/18/45(a)(b)	1,350	1,494,928
Phillips 66
4.65%, 11/15/34 (Call 05/15/34)	266	286,076
4.88%, 11/15/44 (Call 05/15/44)	1,640	1,841,517
5.88%, 05/01/42	1,501	1,904,120
PTTEP Treasury Center Co. Ltd., 3.90%, 12/06/59(a)	500	473,947
Saudi Arabian Oil Co.
4.25%, 04/16/39(a)	2,415	2,488,518
4.38%, 04/16/49(a)	2,135	2,176,209
Shell International Finance BV
3.13%, 11/07/49 (Call 05/07/49)	1,360	1,389,069
3.63%, 08/21/42	583	610,533
3.75%, 09/12/46	1,101	1,185,359
4.00%, 05/10/46	2,030	2,311,172
4.13%, 05/11/35	1,935	2,241,589
4.38%, 05/11/45	1,663	1,958,514
4.55%, 08/12/43	1,025	1,216,987
5.50%, 03/25/40	1,350	1,779,566
6.38%, 12/15/38	1,405	2,015,809
Sinopec Capital 2013 Ltd., 4.25%, 04/24/43(a)	400	460,371
Sinopec Group Overseas Development 2012 Ltd., 4.88%, 05/17/42(a)	735	916,066
Sinopec Group Overseas Development 2013 Ltd., 5.38%, 10/17/43(a)	250	337,021
Sinopec Group Overseas Development 2017 Ltd.
4.00%, 09/13/47(a)(b)	710	806,871
4.25%, 04/12/47(a)	600	712,332
Sinopec Group Overseas Development 2018 Ltd.
3.68%, 08/08/49 (Call 02/08/49)(a)	310	336,184
4.60%, 09/12/48(a)	975	1,227,135
Suncor Energy Inc.
4.00%, 11/15/47 (Call 05/15/47)	1,140	1,077,795
5.35%, 07/15/33	125	124,717
5.95%, 12/01/34	40	41,368
5.95%, 05/15/35	441	466,944
6.50%, 06/15/38	776	840,147
6.80%, 05/15/38	377	412,780
6.85%, 06/01/39	648	728,925
7.15%, 02/01/32	400	449,205
Thaioil Treasury Center Co. Ltd., 5.38%, 11/20/48(a)	600	670,704
Tosco Corp., 8.13%, 02/15/30	61	85,261
Total Capital International SA, 3.46%, 07/12/49 (Call 01/12/49)	776	811,269
Valero Energy Corp.
4.90%, 03/15/45	809	867,005
6.63%, 06/15/37	914	1,090,753
7.50%, 04/15/32	655	825,556

Security	Par (000)	Value

Oil & Gas (continued)
10.50%, 03/15/39	$129	$196,389

		104,130,322

Oil & Gas Services — 0.4%
Baker Hughes a GE Co. LLC, 5.13%, 09/15/40	799	815,807
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor Inc., 4.08%, 12/15/47 (Call 06/15/47)	1,385	1,172,606
Halliburton Co.
4.50%, 11/15/41 (Call 05/15/41)	200	159,009
4.75%, 08/01/43 (Call 02/01/43)	1,235	990,647
4.85%, 11/15/35 (Call 05/15/35)	1,020	893,496
5.00%, 11/15/45 (Call 05/15/45)	890	722,481
6.70%, 09/15/38	446	449,739
7.45%, 09/15/39	935	988,150
National Oilwell Varco Inc., 3.95%, 12/01/42 (Call 06/01/42)	916	634,464

		6,826,399

Packaging & Containers — 0.1%
Packaging Corp. of America, 4.05%, 12/15/49 (Call 06/15/49)(b)	485	555,447
Sonoco Products Co., 5.75%, 11/01/40 (Call 05/01/40)	634	751,302
WestRock MWV LLC, 7.95%, 02/15/31	151	207,599
WRKCo Inc., 4.20%, 06/01/32 (Call 03/01/32)(b)	1,115	1,242,174

		2,756,522

Pharmaceuticals — 7.1%
AbbVie Inc.
4.05%, 11/21/39 (Call 05/21/39)(a)	3,130	3,471,614
4.25%, 11/21/49 (Call 05/21/49)(a)	3,795	4,375,469
4.30%, 05/14/36 (Call 11/14/35)	427	480,520
4.40%, 11/06/42	2,185	2,548,353
4.45%, 05/14/46 (Call 11/14/45)	2,269	2,644,211
4.50%, 05/14/35 (Call 11/14/34)	1,535	1,789,034
4.70%, 05/14/45 (Call 11/14/44)	1,981	2,350,817
4.88%, 11/14/48 (Call 05/14/48)	1,475	1,808,196
Allergan Finance LLC, 4.63%, 10/01/42 (Call 04/01/42)	400	490,821
Allergan Funding SCS
4.55%, 03/15/35 (Call 09/15/34)	2,015	2,326,470
4.75%, 03/15/45 (Call 09/15/44)	894	1,037,521
4.85%, 06/15/44 (Call 12/15/43)	1,060	1,238,271
AmerisourceBergen Corp.
4.25%, 03/01/45 (Call 09/01/44)	200	208,556
4.30%, 12/15/47 (Call 06/15/47)	585	646,485
AstraZeneca PLC
4.00%, 09/18/42	223	274,238
4.38%, 11/16/45	310	408,856
4.38%, 08/17/48 (Call 02/17/48)	1,058	1,424,971
6.45%, 09/15/37	2,150	3,185,469
Bayer U.S. Finance II LLC
3.95%, 04/15/45 (Call 10/15/44)(a)	585	621,490
4.20%, 07/15/34 (Call 01/15/34)(a)	896	983,505
4.40%, 07/15/44 (Call 01/15/44)(a)	277	326,295
4.63%, 06/25/38 (Call 12/25/37)(a)(b)	887	1,023,460
4.65%, 11/15/43 (Call 05/15/43)(a)	74	84,827
4.70%, 07/15/64 (Call 01/15/64)(a)(b)	1,050	1,176,818
4.88%, 06/25/48 (Call 12/25/47)(a)(b)	890	1,101,461
5.50%, 07/30/35(a)(b)	100	128,644
Becton Dickinson and Co.
4.67%, 06/06/47 (Call 12/06/46)	1,200	1,502,138
4.69%, 12/15/44 (Call 06/15/44)	1,039	1,262,535

2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® Long-Term Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
Bristol-Myers Squibb Co.
3.25%, 08/01/42(b)	$709	$795,576
4.13%, 06/15/39 (Call 12/15/38)(a)	1,963	2,432,854
4.25%, 10/26/49 (Call 04/26/49)(a)	2,656	3,469,830
4.35%, 11/15/47 (Call 05/15/47)(a)	610	789,242
4.50%, 03/01/44 (Call 09/01/43)	690	947,266
4.55%, 02/20/48 (Call 08/20/47)(a)	1,340	1,801,499
4.63%, 05/15/44 (Call 11/15/43)(a)	460	611,832
5.00%, 08/15/45 (Call 02/15/45)(a)	1,559	2,157,135
5.25%, 08/15/43(a)	430	626,384
Cardinal Health Inc.
4.37%, 06/15/47 (Call 12/15/46)	320	334,195
4.50%, 11/15/44 (Call 05/15/44)	310	327,651
4.60%, 03/15/43	470	487,257
4.90%, 09/15/45 (Call 03/15/45)	415	471,044
Cigna Corp.
3.20%, 03/15/40 (Call 09/15/39)	300	304,616
3.40%, 03/15/50 (Call 09/15/49)	1,180	1,238,129
3.88%, 10/15/47 (Call 04/15/47)(a)	1,117	1,225,583
4.80%, 08/15/38 (Call 02/15/38)	1,900	2,312,203
4.80%, 07/15/46 (Call 01/16/46)(a)	410	507,704
4.90%, 12/15/48 (Call 06/15/48)(b)	1,905	2,452,752
5.38%, 02/15/42 (Call 08/15/41)(a)	675	835,131
6.13%, 11/15/41(a)	205	288,054
CVS Health Corp.
4.25%, 04/01/50 (Call 10/01/49)	145	169,771
4.78%, 03/25/38 (Call 09/25/37)	3,460	4,084,010
4.88%, 07/20/35 (Call 01/20/35)(b)	1,195	1,460,384
5.05%, 03/25/48 (Call 09/25/47)	6,255	7,926,464
5.13%, 07/20/45 (Call 01/20/45)	2,845	3,556,088
5.30%, 12/05/43 (Call 06/05/43)	883	1,126,403
Eli Lilly & Co.
3.88%, 03/15/39 (Call 09/15/38)	1,050	1,276,738
3.95%, 05/15/47 (Call 11/15/46)	675	836,490
3.95%, 03/15/49 (Call 09/15/48)	925	1,176,141
4.15%, 03/15/59 (Call 09/15/58)	718	981,900
5.95%, 11/15/37	50	74,298
GlaxoSmithKline Capital Inc.
4.20%, 03/18/43	610	784,469
5.38%, 04/15/34	695	954,882
6.38%, 05/15/38	2,275	3,552,887
Johnson & Johnson
3.40%, 01/15/38 (Call 07/15/37)	1,040	1,211,562
3.50%, 01/15/48 (Call 07/15/47)(b)	911	1,144,369
3.55%, 03/01/36 (Call 09/01/35)	1,024	1,205,517
3.63%, 03/03/37 (Call 09/03/36)	1,015	1,215,068
3.70%, 03/01/46 (Call 09/01/45)	1,225	1,545,956
3.75%, 03/03/47 (Call 09/03/46)	575	734,965
4.38%, 12/05/33 (Call 06/05/33)	1,139	1,487,133
4.50%, 09/01/40	360	471,366
4.50%, 12/05/43 (Call 06/05/43)	275	384,625
4.85%, 05/15/41	386	551,790
4.95%, 05/15/33	571	784,092
5.85%, 07/15/38	105	156,906
5.95%, 08/15/37	830	1,246,718
McKesson Corp., 4.88%, 03/15/44 (Call 09/15/43)(b)	450	541,988
Mead Johnson Nutrition Co.
4.60%, 06/01/44 (Call 12/01/43)	513	637,820
5.90%, 11/01/39	340	453,079

Security	Par (000)	Value

Pharmaceuticals (continued)
Merck & Co. Inc.
3.60%, 09/15/42 (Call 03/15/42)	$730	$872,455
3.70%, 02/10/45 (Call 08/10/44)	1,280	1,545,777
3.90%, 03/07/39 (Call 09/07/38)	1,240	1,531,047
4.00%, 03/07/49 (Call 09/07/48)	770	1,016,224
4.15%, 05/18/43	1,210	1,558,812
6.55%, 09/15/37(b)	75	111,933
Merck Sharp & Dohme Corp., 5.75%, 11/15/36	25	35,823
Mylan Inc.
5.20%, 04/15/48 (Call 10/15/47)	620	702,613
5.40%, 11/29/43 (Call 05/29/43)	585	643,018
Mylan NV, 5.25%, 06/15/46 (Call 12/15/45)	865	981,227
Novartis Capital Corp.
2.75%, 08/14/50 (Call 02/14/50)(b)	1,125	1,219,982
3.70%, 09/21/42	255	308,296
4.00%, 11/20/45 (Call 05/20/45)	505	651,363
4.40%, 05/06/44	2,026	2,714,353
Perrigo Finance Unlimited Co., 4.90%, 12/15/44 (Call 06/15/44)	400	400,380
Pfizer Inc.
3.90%, 03/15/39 (Call 09/15/38)	695	850,589
4.00%, 12/15/36	645	786,345
4.00%, 03/15/49 (Call 09/15/48)	660	853,791
4.10%, 09/15/38 (Call 03/15/38)	385	478,533
4.13%, 12/15/46(b)	754	963,104
4.20%, 09/15/48 (Call 03/15/48)	1,365	1,812,902
4.30%, 06/15/43	801	1,020,165
4.40%, 05/15/44	1,165	1,533,253
5.60%, 09/15/40	465	684,097
7.20%, 03/15/39	1,225	2,052,404
Wyeth LLC
5.95%, 04/01/37(b)	761	1,113,981
6.00%, 02/15/36	241	348,307
6.50%, 02/01/34	764	1,142,060
Zoetis Inc.
3.95%, 09/12/47 (Call 03/12/47)	721	855,947
4.45%, 08/20/48 (Call 02/20/48)	380	485,868
4.70%, 02/01/43 (Call 08/01/42)(b)	766	987,786

		135,333,296

Pipelines — 4.0%
Abu Dhabi Crude Oil Pipeline LLC, 4.60%, 11/02/47(a)	1,900	2,028,725
Cameron LNG LLC, 3.30%, 01/15/35 (Call 09/15/34)(a)(b)	1,350	1,342,105
Colonial Pipeline Co.
4.25%, 04/15/48 (Call 10/15/47)(a)	355	350,777
7.63%, 04/15/32(a)	85	120,326
Columbia Pipeline Group Inc., 5.80%, 06/01/45 (Call 12/01/44)	630	717,970
El Paso Natural Gas Co. LLC, 8.38%, 06/15/32	50	59,246
Enable Midstream Partners LP, 5.00%, 05/15/44 (Call 11/15/43)	420	265,380
Enbridge Energy Partners LP
5.50%, 09/15/40 (Call 03/15/40)	638	669,752
7.38%, 10/15/45 (Call 04/15/45)	295	385,521
Series B, 7.50%, 04/15/38	250	314,453
Enbridge Inc.
4.00%, 11/15/49 (Call 05/15/49)	325	305,791
4.50%, 06/10/44 (Call 12/10/43)	445	451,404
5.50%, 12/01/46 (Call 06/01/46)	580	651,785
Energy Transfer Operating LP
4.90%, 03/15/35 (Call 09/15/34)	650	586,809

SCHEDULE OF INVESTMENTS

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® Long-Term Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
5.00%, 05/15/50 (Call 11/15/49)	$1,690	$1,486,947
5.15%, 02/01/43 (Call 08/01/42)	435	360,011
5.15%, 03/15/45 (Call 09/15/44)	791	702,451
5.30%, 04/15/47 (Call 10/15/46)	970	845,401
5.95%, 10/01/43 (Call 04/01/43)	495	466,759
6.00%, 06/15/48 (Call 12/15/47)(b)	520	489,427
6.05%, 06/01/41 (Call 12/01/40)	100	96,716
6.13%, 12/15/45 (Call 06/15/45)	938	901,318
6.25%, 04/15/49 (Call 10/15/48)	1,275	1,229,804
6.50%, 02/01/42 (Call 08/01/41)	800	806,768
6.63%, 10/15/36	205	204,031
7.50%, 07/01/38	290	313,466
Series 20Y, 5.80%, 06/15/38 (Call 12/15/37)	100	95,116
Enterprise Products Operating LLC
3.70%, 01/31/51 (Call 07/31/50)	500	469,054
3.95%, 01/31/60 (Call 07/31/59)	550	506,149
4.20%, 01/31/50 (Call 07/31/49)	1,385	1,373,708
4.25%, 02/15/48 (Call 08/15/47)	1,050	1,052,709
4.45%, 02/15/43 (Call 08/15/42)	935	947,989
4.80%, 02/01/49 (Call 08/01/48)	795	862,131
4.85%, 08/15/42 (Call 02/15/42)	698	720,209
4.85%, 03/15/44 (Call 09/15/43)	925	997,783
4.90%, 05/15/46 (Call 11/15/45)	765	822,196
4.95%, 10/15/54 (Call 04/15/54)	675	698,132
5.10%, 02/15/45 (Call 08/15/44)	850	929,464
5.70%, 02/15/42	749	814,698
5.95%, 02/01/41	590	662,969
6.13%, 10/15/39	410	462,822
6.45%, 09/01/40	100	119,973
7.55%, 04/15/38	250	322,164
Series D, 6.88%, 03/01/33	633	749,048
Series H, 6.65%, 10/15/34	141	172,520
Series J, 5.75%, 03/01/35	75	86,179
Gulfstream Natural Gas System LLC, 5.95%, 10/15/45 (Call 04/15/45)(a)	200	212,731
Kinder Morgan Energy Partners LP
4.70%, 11/01/42 (Call 05/01/42)	340	347,929
5.00%, 08/15/42 (Call 02/15/42)(b)	300	318,556
5.00%, 03/01/43 (Call 09/01/42)	575	605,539
5.40%, 09/01/44 (Call 03/01/44)	465	521,826
5.50%, 03/01/44 (Call 09/01/43)	390	440,316
5.63%, 09/01/41	70	76,495
5.80%, 03/15/35	300	340,845
6.38%, 03/01/41	565	652,222
6.50%, 02/01/37	200	229,502
6.50%, 09/01/39	467	536,855
6.55%, 09/15/40	235	276,729
6.95%, 01/15/38	1,375	1,639,322
7.30%, 08/15/33	51	61,598
7.40%, 03/15/31	148	178,654
7.50%, 11/15/40	370	459,458
7.75%, 03/15/32	100	128,353
Kinder Morgan Inc./DE
5.05%, 02/15/46 (Call 08/15/45)	556	613,999
5.20%, 03/01/48 (Call 09/01/47)	329	375,152
5.30%, 12/01/34 (Call 06/01/34)	1,625	1,741,807
5.55%, 06/01/45 (Call 12/01/44)	1,370	1,572,393
7.75%, 01/15/32	1,102	1,414,965
Magellan Midstream Partners LP
3.95%, 03/01/50 (Call 09/01/49)	485	463,568

Security	Par (000)	Value

Pipelines (continued)
4.20%, 03/15/45 (Call 09/15/44)	$255	$232,099
4.20%, 10/03/47 (Call 04/03/47)	805	747,173
4.25%, 09/15/46 (Call 03/15/46)	235	224,778
4.85%, 02/01/49 (Call 08/01/48)	693	731,689
5.15%, 10/15/43 (Call 04/15/43)	535	551,145
MPLX LP
4.50%, 04/15/38 (Call 10/15/37)	1,532	1,367,845
4.70%, 04/15/48 (Call 10/15/47)	875	780,369
4.90%, 04/15/58 (Call 10/15/57)	365	301,741
5.20%, 03/01/47 (Call 09/01/46)	874	815,476
5.20%, 12/01/47 (Call 06/01/47)(a)	259	236,390
5.50%, 02/15/49 (Call 08/15/48)	915	907,905
NGPL PipeCo LLC, 7.77%, 12/15/37(a)	545	600,197
Northern Natural Gas Co., 4.30%, 01/15/49 (Call 07/15/48)(a)	270	315,614
ONEOK Inc.
4.45%, 09/01/49 (Call 03/01/49)	930	714,660
4.95%, 07/13/47 (Call 01/06/47)	475	399,134
5.20%, 07/15/48 (Call 01/15/48)	959	846,279
6.00%, 06/15/35	230	223,100
ONEOK Partners LP
6.13%, 02/01/41 (Call 08/01/40)	618	564,333
6.20%, 09/15/43 (Call 03/15/43)	295	265,311
6.65%, 10/01/36	210	200,176
6.85%, 10/15/37	300	283,614
Phillips 66 Partners LP
4.68%, 02/15/45 (Call 08/15/44)	185	177,298
4.90%, 10/01/46 (Call 04/01/46)	740	726,923
Plains All American Pipeline LP/PAA Finance Corp.
4.30%, 01/31/43 (Call 07/31/42)	330	256,114
4.70%, 06/15/44 (Call 12/15/43)	342	281,078
4.90%, 02/15/45 (Call 08/15/44)	860	719,268
5.15%, 06/01/42 (Call 12/01/41)	255	216,794
6.65%, 01/15/37	344	325,638
Sabal Trail Transmission LLC
4.68%, 05/01/38 (Call 11/01/37)(a)	205	223,182
4.83%, 05/01/48 (Call 11/01/47)(a)	165	180,087
Southern Natural Gas Co. LLC
4.80%, 03/15/47 (Call 09/15/46)(a)	160	174,484
8.00%, 03/01/32	150	195,812
Spectra Energy Partners LP
4.50%, 03/15/45 (Call 09/15/44)	570	563,778
5.95%, 09/25/43 (Call 03/25/43)	320	365,105
Sunoco Logistics Partners Operations LP
4.95%, 01/15/43 (Call 07/15/42)	260	222,479
5.30%, 04/01/44 (Call 10/01/43)	591	513,311
5.35%, 05/15/45 (Call 11/15/44)	925	829,451
5.40%, 10/01/47 (Call 04/01/47)	1,315	1,190,547
6.10%, 02/15/42	225	218,040
Texas Eastern Transmission LP
4.15%, 01/15/48 (Call 07/15/47)(a)	463	437,209
7.00%, 07/15/32	340	444,597
TransCanada PipeLines Ltd.
4.63%, 03/01/34 (Call 12/01/33)	770	818,214
4.75%, 05/15/38 (Call 11/15/37)	350	372,507
4.88%, 05/15/48 (Call 11/15/47)	1,255	1,404,430
5.00%, 10/16/43 (Call 04/16/43)	691	761,051
5.10%, 03/15/49 (Call 09/15/48)	800	930,504
5.60%, 03/31/34	250	289,352
5.85%, 03/15/36	250	300,617

2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® Long-Term Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
6.10%, 06/01/40	$485	$588,992
6.20%, 10/15/37	653	805,918
7.25%, 08/15/38	430	583,413
7.63%, 01/15/39	771	1,090,090
Transcontinental Gas Pipe Line Co. LLC
4.45%, 08/01/42 (Call 02/01/42)	300	315,703
4.60%, 03/15/48 (Call 09/15/47)	790	862,052
5.40%, 08/15/41 (Call 02/15/41)	151	165,052
Williams Companies Inc. (The)
4.85%, 03/01/48 (Call 09/01/47)	515	525,014
4.90%, 01/15/45 (Call 07/15/44)	1,055	1,036,503
5.10%, 09/15/45 (Call 03/15/45)(b)	704	735,186
5.40%, 03/04/44 (Call 09/04/43)	785	814,281
5.75%, 06/24/44 (Call 12/24/43)	390	424,489
5.80%, 11/15/43 (Call 05/15/43)	75	80,848
6.30%, 04/15/40	710	818,537
8.75%, 03/15/32	125	162,622
Series A, 7.50%, 01/15/31(b)	105	123,537

		75,806,105

Private Equity — 0.1%
Apollo Management Holdings LP, 5.00%, 03/15/48 (Call 09/15/47)(a)	85	95,642
Carlyle Finance LLC, 5.65%, 09/15/48 (Call 03/15/48)(a)(b)	325	371,700
KKR Group Finance Co. III LLC, 5.13%, 06/01/44 (Call 12/01/43)(a)	855	937,130

		1,404,472

Real Estate Investment Trusts — 1.1%
Alexandria Real Estate Equities Inc.
3.38%, 08/15/31 (Call 05/15/31)	1,100	1,187,673
4.00%, 02/01/50 (Call 08/01/49)	385	425,780
4.70%, 07/01/30 (Call 04/01/30)	975	1,142,074
4.85%, 04/15/49 (Call 10/15/48)	360	449,784
American Tower Corp., 3.70%, 10/15/49 (Call 04/15/49)(b)	240	265,351
AvalonBay Communities Inc.
3.90%, 10/15/46 (Call 04/15/46)	581	638,924
4.15%, 07/01/47 (Call 01/01/47)	175	210,510
4.35%, 04/15/48 (Call 10/15/47)	50	60,207
Camden Property Trust, 3.35%, 11/01/49 (Call 05/01/49)(b)	265	277,444
Crown Castle International Corp.
4.00%, 11/15/49 (Call 05/15/49)	410	463,817
4.75%, 05/15/47 (Call 11/15/46)	110	133,974
5.20%, 02/15/49 (Call 08/15/48)	702	915,565
Duke Realty LP, 3.05%, 03/01/50 (Call 09/01/49)	450	420,688
ERP Operating LP
4.00%, 08/01/47 (Call 02/01/47)	35	39,560
4.50%, 07/01/44 (Call 01/01/44)	253	309,891
4.50%, 06/01/45 (Call 12/01/44)	575	707,747
Essex Portfolio LP
2.65%, 03/15/32 (Call 12/15/31)	50	48,241
4.50%, 03/15/48 (Call 09/15/47)	355	403,356
Federal Realty Investment Trust
3.63%, 08/01/46 (Call 02/01/46)	475	455,633
4.50%, 12/01/44 (Call 06/01/44)	297	328,701
Healthpeak Properties Inc., 6.75%, 02/01/41 (Call 08/01/40)	205	272,276
Kimco Realty Corp.
3.70%, 10/01/49 (Call 04/01/49)(b)	370	313,475
4.13%, 12/01/46 (Call 06/01/46)	51	46,882

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
4.25%, 04/01/45 (Call 10/01/44)	$430	$397,755
4.45%, 09/01/47 (Call 03/01/47)	450	431,940
Prologis LP
3.00%, 04/15/50 (Call 10/15/49)	245	248,814
4.38%, 09/15/48 (Call 03/15/48)	235	285,476
Realty Income Corp., 4.65%, 03/15/47 (Call 09/15/46)	520	574,407
Regency Centers LP
4.40%, 02/01/47 (Call 08/01/46)	385	406,630
4.65%, 03/15/49 (Call 09/15/48)	190	208,649
Simon Property Group LP
3.25%, 09/13/49 (Call 03/13/49)(b)	855	709,181
4.25%, 10/01/44 (Call 04/01/44)(b)	535	525,121
4.25%, 11/30/46 (Call 05/30/46)(b)	245	242,160
4.75%, 03/15/42 (Call 09/15/41)	280	289,030
6.75%, 02/01/40 (Call 11/01/39)	655	842,510
Trust F/1401
6.39%, 01/15/50 (Call 07/15/49)(a)	800	713,008
6.95%, 01/30/44 (Call 07/30/43)(a)	200	188,000
UDR Inc.
3.00%, 08/15/31 (Call 05/15/31)	865	871,293
3.10%, 11/01/34 (Call 08/01/34)	195	197,520
3.20%, 01/15/30 (Call 10/15/29)	250	258,307
Ventas Realty LP
4.38%, 02/01/45 (Call 08/01/44)	557	495,278
4.88%, 04/15/49 (Call 10/15/48)	223	214,651
5.70%, 09/30/43 (Call 03/30/43)	241	256,878
WEA Finance LLC, 4.63%, 09/20/48 (Call 03/20/48)(a)	100	91,879
WEA Finance LLC/Westfield UK & Europe Finance PLC,
4.75%, 09/17/44 (Call 03/17/44)(a)	345	322,879
Welltower Inc.
4.95%, 09/01/48 (Call 03/01/48)	510	564,049
6.50%, 03/15/41 (Call 09/15/40)(b)	495	608,728
Weyerhaeuser Co.
6.88%, 12/15/33	357	428,122
7.38%, 03/15/32	1,350	1,796,929

		21,686,747

Retail — 3.2%
Alimentation Couche-Tard Inc.
3.80%, 01/25/50 (Call 07/25/49)(a)	330	309,683
4.50%, 07/26/47 (Call 01/26/47)(a)	385	394,728
Darden Restaurants Inc., 4.55%, 02/15/48 (Call 08/15/47)	205	187,955
Home Depot Inc. (The)
3.13%, 12/15/49 (Call 06/15/49)(b)	320	338,602
3.30%, 04/15/40 (Call 10/15/39)	400	437,041
3.35%, 04/15/50 (Call 10/15/49)	900	996,704
3.50%, 09/15/56 (Call 03/15/56)	250	282,954
3.90%, 06/15/47 (Call 12/15/46)	915	1,079,859
4.20%, 04/01/43 (Call 10/01/42)	816	973,509
4.25%, 04/01/46 (Call 10/01/45)(b)	1,520	1,897,343
4.40%, 03/15/45 (Call 09/15/44)	1,150	1,446,987
4.50%, 12/06/48 (Call 06/06/48)	1,117	1,442,537
4.88%, 02/15/44 (Call 08/15/43)	1,125	1,484,026
5.40%, 09/15/40 (Call 03/15/40)	171	234,201
5.88%, 12/16/36	2,273	3,240,212
5.95%, 04/01/41 (Call 10/01/40)	1,105	1,638,525
Kohl’s Corp., 5.55%, 07/17/45 (Call 01/17/45)	405	286,917
Lowe’s Companies Inc.
3.70%, 04/15/46 (Call 10/15/45)	980	1,065,825
4.05%, 05/03/47 (Call 11/03/46)	1,007	1,131,444
4.25%, 09/15/44 (Call 03/15/44)(b)	750	848,785

SCHEDULE OF INVESTMENTS

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® Long-Term Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Retail (continued)
4.38%, 09/15/45 (Call 03/15/45)	$480	$559,510
4.55%, 04/05/49 (Call 10/05/48)	1,070	1,299,864
4.65%, 04/15/42 (Call 10/15/41)	471	562,169
5.00%, 09/15/43 (Call 03/15/43)	30	36,645
5.13%, 04/15/50 (Call 10/15/49)	1,000	1,305,281
Macy’s Retail Holdings Inc., 4.50%, 12/15/34 (Call 06/15/34)	89	50,841
Marks & Spencer PLC, 7.13%, 12/01/37(a)	135	123,621
McDonald’s Corp.
3.63%, 05/01/43	736	777,271
3.63%, 09/01/49 (Call 03/01/49)	610	667,649
3.70%, 02/15/42	310	336,336
4.45%, 03/01/47 (Call 09/01/46)	410	502,910
4.45%, 09/01/48 (Call 03/01/48)	872	1,068,873
4.60%, 05/26/45 (Call 11/26/44)	985	1,180,947
4.70%, 12/09/35 (Call 06/09/35)	1,403	1,736,785
4.88%, 07/15/40	146	174,870
4.88%, 12/09/45 (Call 06/09/45)	1,045	1,307,209
5.70%, 02/01/39	480	630,388
6.30%, 10/15/37	598	826,049
6.30%, 03/01/38	439	617,735
Nordstrom Inc., 5.00%, 01/15/44 (Call 07/15/43)	825	573,273
Starbucks Corp.
3.75%, 12/01/47 (Call 06/01/47)	535	567,794
4.30%, 06/15/45 (Call 12/15/44)	515	582,595
4.45%, 08/15/49 (Call 02/15/49)	600	717,767
4.50%, 11/15/48 (Call 05/15/48)	880	1,030,792
Target Corp.
3.63%, 04/15/46	655	787,220
3.90%, 11/15/47 (Call 05/15/47)	239	301,725
4.00%, 07/01/42	428	533,080
6.35%, 11/01/32(b)	1,120	1,600,060
6.50%, 10/15/37	500	756,145
7.00%, 01/15/38(b)	600	951,157
Tiffany & Co., 4.90%, 10/01/44 (Call 04/01/44)(b)	379	480,048
Walgreen Co., 4.40%, 09/15/42	655	678,980
Walgreens Boots Alliance Inc.
4.50%, 11/18/34 (Call 05/18/34)	508	559,450
4.65%, 06/01/46 (Call 12/01/45)(b)	285	299,296
4.80%, 11/18/44 (Call 05/18/44)	790	842,710
Walmart Inc.
2.95%, 09/24/49 (Call 03/24/49)	300	338,037
3.63%, 12/15/47 (Call 06/15/47)	1,795	2,206,721
3.95%, 06/28/38 (Call 12/28/37)	2,088	2,593,049
4.00%, 04/11/43 (Call 10/11/42)	685	870,371
4.05%, 06/29/48 (Call 12/29/47)	2,855	3,732,615
4.30%, 04/22/44 (Call 10/22/43)	345	450,522
4.75%, 10/02/43 (Call 04/02/43)	360	491,159
5.00%, 10/25/40	430	599,162
5.25%, 09/01/35	1,520	2,138,712
5.63%, 04/01/40	350	520,980
5.63%, 04/15/41	743	1,110,044
6.20%, 04/15/38	535	821,036
6.50%, 08/15/37	170	264,298

		60,881,588

Semiconductors — 1.5%
Analog Devices Inc.
4.50%, 12/05/36 (Call 06/05/36)	655	755,380
5.30%, 12/15/45 (Call 06/15/45)	220	289,876

Security	Par (000)	Value

Semiconductors (continued)
Applied Materials Inc.
4.35%, 04/01/47 (Call 10/01/46)	$881	$1,140,348
5.10%, 10/01/35 (Call 04/01/35)	435	598,526
5.85%, 06/15/41	955	1,395,461
Intel Corp.
3.10%, 02/15/60 (Call 08/15/59)	260	278,119
3.25%, 11/15/49 (Call 05/15/49)	1,965	2,185,365
3.73%, 12/08/47 (Call 06/08/47)(b)	1,459	1,754,001
4.00%, 12/15/32	1,920	2,386,240
4.10%, 05/19/46 (Call 11/19/45)	1,125	1,416,319
4.10%, 05/11/47 (Call 11/11/46)	1,065	1,348,018
4.25%, 12/15/42(b)	300	371,321
4.75%, 03/25/50 (Call 09/25/49)	1,600	2,253,978
4.80%, 10/01/41	460	615,037
4.90%, 07/29/45 (Call 01/29/45)	290	403,363
4.95%, 03/25/60 (Call 09/25/59)	750	1,069,649
KLA Corp.
3.30%, 03/01/50 (Call 08/28/49)(b)	500	489,054
5.00%, 03/15/49 (Call 09/15/48)	411	519,393
5.65%, 11/01/34 (Call 07/01/34)	225	278,645
Lam Research Corp.
2.88%, 05/15/50 (Call 12/15/49)	250	249,342
3.13%, 06/15/60 (Call 12/15/59)	90	89,731
4.88%, 03/15/49 (Call 09/15/48)	565	769,218
NVIDIA Corp.
3.50%, 04/01/40 (Call 10/01/39)	865	972,261
3.50%, 04/01/50 (Call 10/01/49)	1,880	2,157,272
3.70%, 04/01/60 (Call 10/01/59)	580	678,627
QUALCOMM Inc.
4.30%, 05/20/47 (Call 11/20/46)	756	917,935
4.65%, 05/20/35 (Call 11/20/34)	1,053	1,342,465
4.80%, 05/20/45 (Call 11/20/44)	1,260	1,609,087
Texas Instruments Inc.
3.88%, 03/15/39 (Call 09/15/38)	200	240,949
4.15%, 05/15/48 (Call 11/15/47)(b)	820	1,036,917

		29,611,897

Software — 3.3%
Activision Blizzard Inc., 4.50%, 06/15/47 (Call 12/15/46)	595	755,657
Fidelity National Information Services Inc., Series 30Y, 4.75%, 05/15/48 (Call 11/15/47)	65	84,843
Fiserv Inc., 4.40%, 07/01/49 (Call 01/01/49)	1,765	2,106,406
Microsoft Corp.
3.45%, 08/08/36 (Call 02/08/36)(b)	610	710,758
3.50%, 02/12/35 (Call 08/12/34)	1,010	1,202,805
3.50%, 11/15/42	730	865,679
3.70%, 08/08/46 (Call 02/08/46)	2,735	3,363,392
3.75%, 05/01/43 (Call 11/01/42)	375	453,830
3.75%, 02/12/45 (Call 08/12/44)(b)	1,480	1,813,025
3.95%, 08/08/56 (Call 02/08/56)(b)	1,650	2,169,398
4.00%, 02/12/55 (Call 08/12/54)	1,650	2,170,227
4.10%, 02/06/37 (Call 08/06/36)	1,755	2,186,768
4.20%, 11/03/35 (Call 05/03/35)	745	948,991
4.25%, 02/06/47 (Call 08/06/46)	1,386	1,857,250
4.45%, 11/03/45 (Call 05/03/45)	2,279	3,097,665
4.50%, 10/01/40	1,340	1,777,404
4.50%, 02/06/57 (Call 08/06/56)	1,900	2,752,386
4.75%, 11/03/55 (Call 05/03/55)	630	932,225
4.88%, 12/15/43 (Call 06/15/43)(b)	580	800,479
5.20%, 06/01/39	807	1,131,700
5.30%, 02/08/41(b)	1,100	1,600,157

2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® Long-Term Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Software (continued)
Oracle Corp.
3.25%, 05/15/30 (Call 02/15/30)(b)	$950	$1,056,413
3.60%, 04/01/40 (Call 10/01/39)	2,000	2,269,986
3.60%, 04/01/50 (Call 10/01/49)	3,000	3,407,787
3.80%, 11/15/37 (Call 05/15/37)	2,205	2,510,676
3.85%, 07/15/36 (Call 01/15/36)	1,185	1,365,980
3.85%, 04/01/60 (Call 10/01/59)	2,000	2,317,216
3.90%, 05/15/35 (Call 11/15/34)	1,615	1,897,752
4.00%, 07/15/46 (Call 01/15/46)	1,690	2,010,482
4.00%, 11/15/47 (Call 05/15/47)	2,025	2,414,570
4.13%, 05/15/45 (Call 11/15/44)	1,185	1,408,216
4.30%, 07/08/34 (Call 01/08/34)	1,698	2,080,443
4.38%, 05/15/55 (Call 11/15/54)	1,259	1,592,840
4.50%, 07/08/44 (Call 01/08/44)	570	712,840
5.38%, 07/15/40	1,315	1,791,607
6.13%, 07/08/39	1,165	1,718,982
6.50%, 04/15/38	866	1,306,441

		62,643,276

Telecommunications — 7.5%
America Movil SAB de CV
4.38%, 07/16/42(b)	753	857,820
4.38%, 04/22/49 (Call 10/22/48)	1,250	1,448,000
6.13%, 11/15/37	125	165,246
6.13%, 03/30/40	1,526	2,075,055
6.38%, 03/01/35(b)	400	561,828
AT&T Inc.
4.30%, 12/15/42 (Call 06/15/42)	1,235	1,342,870
4.35%, 06/15/45 (Call 12/15/44)	1,925	2,110,208
4.50%, 05/15/35 (Call 11/15/34)	2,345	2,625,259
4.50%, 03/09/48 (Call 09/09/47)	4,395	5,027,836
4.55%, 03/09/49 (Call 09/09/48)	1,695	1,945,130
4.65%, 06/01/44 (Call 12/01/43)	635	716,259
4.75%, 05/15/46 (Call 11/15/45)	2,185	2,527,164
4.80%, 06/15/44 (Call 12/15/43)	1,800	2,061,852
4.85%, 03/01/39 (Call 09/01/38)	1,881	2,175,418
4.85%, 07/15/45 (Call 01/15/45)	836	959,778
4.90%, 08/15/37 (Call 02/14/37)	1,155	1,337,345
4.90%, 06/15/42	475	547,210
5.15%, 03/15/42(b)	1,115	1,334,895
5.15%, 11/15/46 (Call 05/15/46)	1,285	1,542,599
5.15%, 02/15/50 (Call 08/14/49)(b)	1,754	2,161,512
5.25%, 03/01/37 (Call 09/01/36)	1,620	1,922,027
5.30%, 08/15/58 (Call 02/14/58)	1,015	1,280,484
5.35%, 09/01/40	1,605	1,932,686
5.35%, 12/15/43	225	275,306
5.38%, 10/15/41	440	511,206
5.45%, 03/01/47 (Call 09/01/46)	1,285	1,629,045
5.55%, 08/15/41	411	501,240
5.65%, 02/15/47 (Call 08/15/46)(b)	1,110	1,425,010
5.70%, 03/01/57 (Call 09/01/56)	704	920,189
6.00%, 08/15/40 (Call 05/15/40)(b)	1,155	1,518,191
6.10%, 07/15/40	100	130,700
6.15%, 09/15/34(b)	50	67,547
6.20%, 03/15/40	100	131,979
6.25%, 03/29/41	250	322,845
6.30%, 01/15/38	100	129,972
6.35%, 03/15/40	986	1,288,723
6.38%, 03/01/41(b)	1,089	1,464,598
6.45%, 06/15/34	25	30,144
6.55%, 02/15/39(b)	350	484,199

Security	Par (000)	Value

Telecommunications (continued)
Bell Canada Inc.
4.30%, 07/29/49 (Call 01/29/49)	$850	$1,010,992
4.46%, 04/01/48 (Call 10/01/47)	874	1,090,032
British Telecommunications PLC
4.25%, 11/08/49 (Call 05/08/49)(a)	605	664,299
9.63%, 12/15/30	2,007	3,083,796
Cisco Systems Inc.
5.50%, 01/15/40	905	1,304,685
5.90%, 02/15/39	1,915	2,845,444
Corning Inc.
3.90%, 11/15/49 (Call 05/15/49)	649	687,080
4.38%, 11/15/57 (Call 05/15/57)	380	413,348
4.70%, 03/15/37	165	189,721
4.75%, 03/15/42	535	625,439
5.35%, 11/15/48 (Call 05/15/48)	590	766,632
5.45%, 11/15/79 (Call 05/15/79)	800	890,788
5.75%, 08/15/40(b)	250	323,428
5.85%, 11/15/68 (Call 05/15/68)	50	58,184
7.25%, 08/15/36 (Call 08/15/26)	100	121,583
Deutsche Telekom AG, 3.63%, 01/21/50 (Call 07/21/49)(a)(b)	600	659,142
Deutsche Telekom International Finance BV
4.75%, 06/21/38 (Call 12/21/37)(a)	650	786,577
4.88%, 03/06/42(a)	345	423,922
8.75%, 06/15/30	2,460	3,637,957
9.25%, 06/01/32	564	873,806
Juniper Networks Inc., 5.95%, 03/15/41	290	336,724
Motorola Solutions Inc., 5.50%, 09/01/44	705	755,140
Ooredoo International Finance Ltd., 4.50%, 01/31/43(a)(b)	520	586,560
Orange SA
5.38%, 01/13/42(b)	580	788,180
5.50%, 02/06/44 (Call 08/06/43)	510	729,944
9.00%, 03/01/31	2,027	3,219,476
Rogers Communications Inc.
3.70%, 11/15/49 (Call 05/15/49)	815	875,599
4.30%, 02/15/48 (Call 08/15/47)	970	1,168,854
4.35%, 05/01/49 (Call 11/01/48)(b)	338	406,852
4.50%, 03/15/43 (Call 09/15/42)	695	813,460
5.00%, 03/15/44 (Call 09/15/43)	480	625,373
5.45%, 10/01/43 (Call 04/01/43)	84	111,044
7.50%, 08/15/38	240	355,827
SES Global Americas Holdings GP, 5.30%, 03/25/44(a)	935	861,764
Telefonica Emisiones SA
4.67%, 03/06/38	620	691,269
4.90%, 03/06/48	920	1,080,721
5.21%, 03/08/47	1,800	2,158,530
5.52%, 03/01/49 (Call 09/01/48)(b)	505	628,415
7.05%, 06/20/36	1,685	2,362,950
Telefonica Europe BV, 8.25%, 09/15/30	1,730	2,465,352
TELUS Corp.
4.30%, 06/15/49 (Call 12/15/48)	765	919,635
4.60%, 11/16/48 (Call 05/16/48)	615	727,381
T-Mobile USA Inc.
4.38%, 04/15/40 (Call 10/15/39)(a)	1,235	1,401,873
4.50%, 04/15/50 (Call 10/15/49)(a)	2,550	2,984,520
Verizon Communications Inc.
3.85%, 11/01/42 (Call 05/01/42)	1,235	1,468,801
4.13%, 08/15/46	1,250	1,536,554
4.27%, 01/15/36	2,265	2,716,887
4.40%, 11/01/34 (Call 05/01/34)	2,035	2,465,305

SCHEDULE OF INVESTMENTS

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® Long-Term Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Telecommunications (continued)
4.50%, 08/10/33	$3,340	$4,155,200
4.52%, 09/15/48(b)	3,510	4,626,737
4.67%, 03/15/55	485	654,080
4.75%, 11/01/41(b)	2,033	2,659,806
4.81%, 03/15/39(b)	1,175	1,511,376
4.86%, 08/21/46	2,052	2,784,716
5.01%, 04/15/49	2,630	3,687,779
5.25%, 03/16/37	2,130	2,837,156
5.50%, 03/16/47	1,395	2,020,045
6.55%, 09/15/43	1,120	1,675,080
7.75%, 12/01/30(b)	125	186,970
Vodafone Group PLC
4.25%, 09/17/50	1,330	1,446,858
4.38%, 02/19/43	1,300	1,464,832
4.88%, 06/19/49	1,095	1,309,090
5.00%, 05/30/38	430	511,156
5.13%, 06/19/59(b)	90	113,431
5.25%, 05/30/48	2,179	2,724,003
6.15%, 02/27/37	1,998	2,591,989
6.25%, 11/30/32	620	832,131

		142,981,655

Toys, Games & Hobbies — 0.0%
Hasbro Inc.
5.10%, 05/15/44 (Call 11/15/43)	465	416,414
6.35%, 03/15/40	330	341,826

		758,240

Transportation — 3.5%
Burlington Northern Santa Fe LLC
3.90%, 08/01/46 (Call 02/01/46)	625	725,969
4.05%, 06/15/48 (Call 12/15/47)	535	643,294
4.13%, 06/15/47 (Call 12/15/46)	174	208,009
4.15%, 04/01/45 (Call 10/01/44)	790	952,530
4.15%, 12/15/48 (Call 06/15/48)	560	689,789
4.38%, 09/01/42 (Call 03/01/42)	525	639,917
4.40%, 03/15/42 (Call 09/15/41)	815	1,001,967
4.45%, 03/15/43 (Call 09/15/42)	656	806,916
4.55%, 09/01/44 (Call 03/01/44)	955	1,195,846
4.70%, 09/01/45 (Call 03/01/45)	360	463,035
4.90%, 04/01/44 (Call 10/01/43)	725	949,141
4.95%, 09/15/41 (Call 03/15/41)	434	551,729
5.05%, 03/01/41 (Call 09/01/40)	201	261,777
5.15%, 09/01/43 (Call 03/01/43)	655	876,645
5.40%, 06/01/41 (Call 12/01/40)	240	324,562
5.75%, 05/01/40 (Call 11/01/39)(b)	815	1,134,484
6.15%, 05/01/37	475	657,440
6.20%, 08/15/36	200	278,274
7.95%, 08/15/30	83	122,827
Canadian National Railway Co.
2.45%, 05/01/50 (Call 11/01/49)	145	141,104
3.20%, 08/02/46 (Call 02/02/46)	300	336,451
3.65%, 02/03/48 (Call 08/03/47)	820	972,568
4.45%, 01/20/49 (Call 07/20/48)(b)	520	702,858
4.50%, 11/07/43 (Call 05/07/43)	50	64,174
6.20%, 06/01/36	475	702,364
6.25%, 08/01/34	186	273,653
6.38%, 11/15/37	395	599,968
6.71%, 07/15/36	425	643,173
Canadian Pacific Railway Co.
4.80%, 09/15/35 (Call 03/15/35)	289	362,429

Security	Par (000)	Value

Transportation (continued)
4.80%, 08/01/45 (Call 02/01/45)	$420	$564,483
5.75%, 03/15/33(b)	850	1,099,543
5.95%, 05/15/37(b)	106	145,108
6.13%, 09/15/2115 (Call 03/15/2115)	878	1,329,301
7.13%, 10/15/31	230	334,715
CSX Corp.
2.40%, 02/15/30 (Call 11/15/29)(b)	250	257,059
3.35%, 09/15/49 (Call 03/15/49)(b)	650	694,545
3.80%, 11/01/46 (Call 05/01/46)	578	651,492
3.95%, 05/01/50 (Call 11/01/49)	210	247,399
4.10%, 03/15/44 (Call 09/15/43)	500	579,153
4.25%, 11/01/66 (Call 05/01/66)	631	723,431
4.30%, 03/01/48 (Call 09/01/47)	721	881,059
4.40%, 03/01/43 (Call 09/01/42)	425	497,891
4.50%, 03/15/49 (Call 09/15/48)	680	857,831
4.50%, 08/01/54 (Call 02/01/54)	200	246,593
4.65%, 03/01/68 (Call 09/01/67)	220	268,020
4.75%, 05/30/42 (Call 11/30/41)	636	795,156
4.75%, 11/15/48 (Call 05/15/48)	160	208,622
5.50%, 04/15/41 (Call 10/15/40)	400	531,823
6.00%, 10/01/36	724	972,363
6.15%, 05/01/37	533	731,066
6.22%, 04/30/40	595	839,869
Empresa de Transporte de Pasajeros Metro SA, 5.00%, 01/25/47 (Call 07/25/46)(a)	400	422,000
FedEx Corp.
3.88%, 08/01/42	260	247,039
3.90%, 02/01/35	990	1,030,056
4.05%, 02/15/48 (Call 08/15/47)	710	699,860
4.10%, 04/15/43	177	174,068
4.10%, 02/01/45	608	588,491
4.40%, 01/15/47 (Call 07/15/46)	675	699,753
4.50%, 02/01/65	25	23,694
4.55%, 04/01/46 (Call 10/01/45)	729	779,960
4.75%, 11/15/45 (Call 05/15/45)	1,040	1,127,842
4.90%, 01/15/34(b)	555	648,305
4.95%, 10/17/48 (Call 04/17/48)(b)	481	542,271
5.10%, 01/15/44	475	538,790
5.25%, 05/15/50 (Call 11/15/49)	500	602,735
Kansas City Southern
4.20%, 11/15/69 (Call 05/15/69)	560	554,969
4.30%, 05/15/43 (Call 11/15/42)	165	182,126
4.95%, 08/15/45 (Call 02/15/45)	270	328,324
Norfolk Southern Corp.
3.05%, 05/15/50 (Call 11/15/49)	455	453,931
3.40%, 11/01/49 (Call 05/01/49)(b)	865	926,535
3.94%, 11/01/47 (Call 05/01/47)(b)	360	416,781
3.95%, 10/01/42 (Call 04/01/42)	170	193,622
4.05%, 08/15/52 (Call 02/15/52)	917	1,083,243
4.10%, 05/15/49 (Call 11/15/48)(b)	395	474,399
4.15%, 02/28/48 (Call 08/28/47)	655	781,948
4.45%, 06/15/45 (Call 12/15/44)	360	442,422
4.65%, 01/15/46 (Call 07/15/45)	520	663,364
4.84%, 10/01/41	845	1,070,617
5.10%, 08/01/2118 (Call 02/01/2118)	385	488,974
Pelabuhan Indonesia II PT, 5.38%, 05/05/45(a)(b)	400	399,500
Polar Tankers Inc., 5.95%, 05/10/37(a)	30	35,786
TTX Co.
4.20%, 07/01/46 (Call 01/01/46)(a)	250	301,349
4.60%, 02/01/49 (Call 08/01/48)(a)	250	320,015

2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® Long-Term Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Transportation (continued)
Union Pacific Corp.
3.35%, 08/15/46 (Call 02/15/46)	$270	$284,870
3.38%, 02/01/35 (Call 08/01/34)	575	641,264
3.55%, 08/15/39 (Call 02/15/39)	1,310	1,417,409
3.60%, 09/15/37 (Call 03/15/37)	730	790,084
3.80%, 10/01/51 (Call 04/01/51)	400	453,904
3.84%, 03/20/60 (Call 09/20/59)(a)(b)	1,221	1,356,545
3.88%, 02/01/55 (Call 08/01/54)	375	429,027
3.95%, 08/15/59 (Call 02/15/59)	25	28,356
4.00%, 04/15/47 (Call 10/15/46)(b)	150	173,580
4.05%, 11/15/45 (Call 05/15/45)	500	575,611
4.05%, 03/01/46 (Call 09/01/45)	695	800,808
4.10%, 09/15/67 (Call 03/15/67)	570	650,855
4.15%, 01/15/45 (Call 07/15/44)	405	466,384
4.25%, 04/15/43 (Call 10/15/42)	331	389,798
4.30%, 06/15/42 (Call 12/15/41)	150	174,971
4.30%, 03/01/49 (Call 09/01/48)	778	942,564
4.38%, 09/10/38 (Call 03/10/38)	859	1,009,818
4.38%, 11/15/65 (Call 05/15/65)	981	1,160,325
4.50%, 09/10/48 (Call 03/10/48)	645	789,253
United Parcel Service Inc.
3.40%, 11/15/46 (Call 05/15/46)	180	190,529
3.40%, 09/01/49 (Call 03/01/49)	650	722,417
3.63%, 10/01/42	445	497,867
3.75%, 11/15/47 (Call 05/15/47)	605	708,714
4.25%, 03/15/49 (Call 09/15/48)(b)	1,265	1,623,276
4.88%, 11/15/40 (Call 05/15/40)	430	556,327
5.30%, 04/01/50 (Call 10/01/49)	100	142,976
6.20%, 01/15/38(b)	1,085	1,577,209
United Parcel Service of America Inc., 7.62%, 04/01/30(e)	30	41,361

		66,578,286

Trucking & Leasing —0.0%
GATX Corp.
4.50%, 03/30/45 (Call 09/30/44)(b)	150	159,952
5.20%, 03/15/44 (Call 09/15/43)	185	218,217

		378,169

Water — 0.2%
American Water Capital Corp.
3.75%, 09/01/47 (Call 03/01/47)	1,005	1,144,040
4.00%, 12/01/46 (Call 06/01/46)	195	234,167
4.15%, 06/01/49 (Call 12/01/48)	265	331,089

Security	Par/ Shares (000)	Value

Water (continued)
4.20%, 09/01/48 (Call 03/01/48)(b)	$629	$794,407
4.30%, 12/01/42 (Call 06/01/42)(b)	146	176,249
4.30%, 09/01/45 (Call 03/01/45)	445	545,730
6.59%, 10/15/37	395	580,458
Essential Utilities Inc., 4.28%, 05/01/49 (Call 11/01/48)	310	365,396
Veolia Environnement SA, 6.75%, 06/01/38	118	165,635

		4,337,171

Total Corporate Bonds & Notes — 98.1% (Cost: $1,783,588,012)		1,876,026,998

Short-Term Investments

Money Market Funds — 8.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.89%(f)(g)(h)	123,017	123,152,564
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.18%(f)(g)	30,587	30,587,000

		153,739,564

Total Short-Term Investments — 8.1% (Cost: $153,600,986)		153,739,564

Total Investments in Securities — 106.2% (Cost: $1,937,188,998)		2,029,766,562

Other Assets, Less Liabilities — (6.2)%		(117,716,104)

Net Assets — 100.0%		$1,912,050,458

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	All or a portion of this security is on loan.
(c)	Security is issued at a fixed coupon rate, which converts to a variable rate at a specified date.
(d)	Perpetual security with no stated maturity date.
(e)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period-end.
(h)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$1,876,026,998	$—	$1,876,026,998
Money Market Funds	153,739,564	—	—	153,739,564

	$153,739,564	$1,876,026,998	$—	$2,029,766,562

SCHEDULE OF INVESTMENTS

Statement of Assets and Liabilities  (unaudited)

April 30, 2020

iShares Long-Term Corporate Bond ETF

ASSETS
Investments in securities, at value (including securities on loan)(a):
Unaffiliated(b)	$1,876,026,998
Affiliated(c)	153,739,564
Receivables:
Investments sold	47,047,265
Securities lending income — Affiliated	92,291
Dividends	5,667
Interest	19,765,210

Total assets	2,096,676,995

LIABILITIES
Bank overdraft	26,648
Collateral on securities loaned, at value	123,035,122
Payables:
Investments purchased	61,476,608
Investment advisory fees	88,159

Total liabilities	184,626,537

NET ASSETS	$1,912,050,458

NET ASSETS CONSIST OF:
Paid-in capital	$1,819,681,964
Accumulated earnings	92,368,494

NET ASSETS	$1,912,050,458

Shares outstanding	28,500,000

Net asset value	$67.09

Shares authorized	Unlimited

Par value	None

(a) Securities loaned, at value	$118,342,161
(b) Investments, at cost — Unaffiliated	$1,783,588,012
(c) Investments, at cost — Affiliated	$153,600,986

2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments February 29, 2020	iShares® Long-Term Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising —0.0%
Interpublic Group of Companies Inc. (The), 5.40%, 10/01/48 (Call 04/01/48)	$170	$227,421

Aerospace & Defense — 1.9%
BAE Systems Holdings Inc., 4.75%, 10/07/44(a)	465	592,487
BAE Systems PLC, 5.80%, 10/11/41(a)	25	35,260
Boeing Co. (The)
3.25%, 02/01/35 (Call 11/01/34)	425	452,846
3.30%, 03/01/35 (Call 09/01/34)	25	25,984
3.38%, 06/15/46 (Call 12/15/45)	205	209,593
3.50%, 03/01/39 (Call 09/01/38)(b)	495	526,151
3.50%, 03/01/45 (Call 09/01/44)	759	774,142
3.55%, 03/01/38 (Call 09/01/37)	280	310,257
3.60%, 05/01/34 (Call 02/01/34)	1,375	1,518,796
3.65%, 03/01/47 (Call 09/01/46)	225	239,336
3.75%, 02/01/50 (Call 08/01/49)(b)	835	925,366
3.83%, 03/01/59 (Call 09/01/58)	550	594,794
3.85%, 11/01/48 (Call 05/01/48)	685	755,709
3.90%, 05/01/49 (Call 11/01/48)	450	497,187
3.95%, 08/01/59 (Call 02/01/59)	790	878,454
5.88%, 02/15/40	225	301,947
6.13%, 02/15/33	50	67,858
6.63%, 02/15/38	156	227,049
6.88%, 03/15/39	637	949,985
General Dynamics Corp., 3.60%, 11/15/42 (Call 05/14/42)	380	461,284
L3Harris Technologies Inc.
4.85%, 04/27/35 (Call 10/27/34)	550	682,873
5.05%, 04/27/45 (Call 10/27/44)	400	523,834
6.15%, 12/15/40	130	189,496
Lockheed Martin Corp.
3.60%, 03/01/35 (Call 09/01/34)(b)	524	611,536
3.80%, 03/01/45 (Call 09/01/44)	1,051	1,249,626
4.07%, 12/15/42(b)	805	993,769
4.09%, 09/15/52 (Call 03/15/52)	1,350	1,735,454
4.50%, 05/15/36 (Call 11/15/35)	735	931,940
4.70%, 05/15/46 (Call 11/15/45)	1,383	1,862,920
5.72%, 06/01/40	50	71,355
Series B, 6.15%, 09/01/36	175	253,692
Northrop Grumman Corp.
3.85%, 04/15/45 (Call 10/15/44)	625	711,052
4.03%, 10/15/47 (Call 04/15/47)	1,684	2,016,528
4.75%, 06/01/43	840	1,089,533
5.05%, 11/15/40	300	390,988
Northrop Grumman Systems Corp., 7.75%, 02/15/31	777	1,154,910
Raytheon Co.
4.20%, 12/15/44 (Call 06/15/44)	100	129,490
4.70%, 12/15/41	200	270,689
4.88%, 10/15/40	392	540,169
Rockwell Collins Inc.
4.35%, 04/15/47 (Call 10/15/46)	1,170	1,502,663
4.80%, 12/15/43 (Call 06/15/43)	380	499,675
United Technologies Corp.
3.75%, 11/01/46 (Call 05/01/46)	960	1,103,919
4.05%, 05/04/47 (Call 11/04/46)	335	411,001
4.15%, 05/15/45 (Call 11/16/44)	1,350	1,634,615
4.45%, 11/16/38 (Call 05/16/38)	749	937,720
4.50%, 06/01/42	1,680	2,155,478
4.63%, 11/16/48 (Call 05/16/48)	1,271	1,705,206
5.40%, 05/01/35	1,121	1,527,260

Security	Par (000)	Value

Aerospace & Defense (continued)
5.70%, 04/15/40	$906	$1,322,897
6.05%, 06/01/36	230	328,791
6.13%, 07/15/38	990	1,473,614

		40,357,178

Agriculture — 1.4%
Altria Group Inc.
3.88%, 09/16/46 (Call 03/16/46)	1,486	1,453,113
4.25%, 08/09/42	1,175	1,201,449
4.50%, 05/02/43	1,675	1,750,868
5.38%, 01/31/44	1,667	1,965,074
5.80%, 02/14/39 (Call 08/14/38)	585	717,652
5.95%, 02/14/49 (Call 08/14/48)(b)	1,390	1,766,989
6.20%, 02/14/59 (Call 08/14/58)	430	562,649
Archer-Daniels-Midland Co.
3.75%, 09/15/47 (Call 03/15/47)	415	486,798
4.02%, 04/16/43	839	1,028,852
4.50%, 03/15/49 (Call 09/15/48)	905	1,226,670
4.54%, 03/26/42	1,063	1,362,239
5.38%, 09/15/35	55	74,837
BAT Capital Corp.
4.39%, 08/15/37 (Call 02/15/37)	2,150	2,277,605
4.54%, 08/15/47 (Call 02/15/47)	1,880	1,956,907
4.76%, 09/06/49 (Call 03/06/49)	305	329,370
Cargill Inc., 3.88%, 05/23/49 (Call 11/23/48)(a)	780	977,708
Philip Morris International Inc.
3.88%, 08/21/42	509	556,881
4.13%, 03/04/43	421	478,051
4.25%, 11/10/44	730	844,629
4.38%, 11/15/41	842	974,336
4.50%, 03/20/42	420	493,817
4.88%, 11/15/43	530	662,072
6.38%, 05/16/38	1,295	1,869,307
Reynolds American Inc.
5.70%, 08/15/35 (Call 02/15/35)	1,248	1,487,211
5.85%, 08/15/45 (Call 02/12/45)	1,840	2,199,390
6.15%, 09/15/43	475	572,598
7.25%, 06/15/37	825	1,091,559

		30,368,631

Apparel — 0.1%
NIKE Inc.
3.38%, 11/01/46 (Call 05/01/46)	300	344,887
3.63%, 05/01/43 (Call 11/01/42)	520	592,512
3.88%, 11/01/45 (Call 05/01/45)	755	929,644

		1,867,043

Auto Manufacturers — 0.7%
Cummins Inc., 4.88%, 10/01/43 (Call 04/01/43)(b)	375	497,390
Daimler Finance North America LLC, 8.50%, 01/18/31	1,851	2,857,720
Ford Holdings LLC, 9.30%, 03/01/30	271	356,921
Ford Motor Co.
4.75%, 01/15/43	1,900	1,634,230
5.29%, 12/08/46 (Call 06/08/46)(b)	845	774,209
7.40%, 11/01/46(b)	519	575,230
7.45%, 07/16/31	1,195	1,356,330
General Motors Co.
5.00%, 04/01/35	933	973,036
5.15%, 04/01/38 (Call 10/01/37)	638	650,497
5.20%, 04/01/45	965	963,125
5.40%, 04/01/48 (Call 10/01/47)	610	615,142
5.95%, 04/01/49 (Call 10/01/48)	889	969,678

SCHEDULE OF INVESTMENTS

Schedule of Investments (continued) February 29, 2020	iShares® Long-Term Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Auto Manufacturers (continued)
6.25%, 10/02/43	$852	$959,005
6.60%, 04/01/36 (Call 10/01/35)	1,175	1,422,064
6.75%, 04/01/46 (Call 10/01/45)(b)	580	680,086

		15,284,663

Auto Parts & Equipment — 0.1%
Aptiv PLC
4.40%, 10/01/46 (Call 04/01/46)	100	109,553
5.40%, 03/15/49 (Call 09/15/48)	406	491,034
BorgWarner Inc., 4.38%, 03/15/45 (Call 09/15/44)	295	324,417
Lear Corp., 5.25%, 05/15/49 (Call 11/15/48)(b)	600	629,871

		1,554,875

Banks — 7.5%
Bank of America Corp.
3.95%, 01/23/49 (Call 01/23/48)(c)	1,205	1,455,796
4.08%, 04/23/40 (Call 04/23/39)(c)	1,325	1,550,553
4.24%, 04/24/38 (Call 04/24/37)(c)	1,401	1,655,091
4.33%, 03/15/50 (Call 03/15/49)(b)(c)	1,784	2,277,673
4.44%, 01/20/48 (Call 01/20/47)(b)(c)	1,234	1,584,329
4.88%, 04/01/44	895	1,181,293
5.00%, 01/21/44	2,087	2,827,960
5.88%, 02/07/42	853	1,254,710
6.11%, 01/29/37	1,530	2,105,386
7.75%, 05/14/38	1,115	1,804,990
Series L, 4.75%, 04/21/45	593	764,681
Bank of America N.A., 6.00%, 10/15/36	2,000	2,806,577
Barclays PLC
4.95%, 01/10/47	1,660	2,070,729
5.25%, 08/17/45	1,190	1,511,728
BNP Paribas SA, 7.20%, (Call 06/25/37)(a)(b)(c)(d)	545	604,950
Citigroup Inc.
3.88%, 01/24/39 (Call 01/22/38)(c)	533	620,557
4.28%, 04/24/48 (Call 10/24/47)(c)	1,263	1,571,339
4.65%, 07/30/45	1,200	1,567,743
4.65%, 07/23/48 (Call 06/23/48)	2,024	2,686,302
4.75%, 05/18/46	1,905	2,390,909
5.30%, 05/06/44	865	1,147,256
5.88%, 02/22/33	325	435,877
5.88%, 01/30/42	797	1,183,990
6.00%, 10/31/33	523	713,348
6.13%, 08/25/36	482	670,085
6.63%, 06/15/32	767	1,075,310
6.68%, 09/13/43	605	934,871
6.88%, 03/05/38	110	162,569
6.88%, 02/15/98(b)	180	286,036
8.13%, 07/15/39	1,635	2,830,543
Commonwealth Bank of Australia
3.74%, 09/12/39(a)(b)	495	533,981
3.90%, 07/12/47(a)	829	985,775
4.32%, 01/10/48(a)	1,105	1,277,667
Cooperatieve Rabobank UA
5.25%, 05/24/41	1,323	1,901,810
5.25%, 08/04/45	1,501	1,986,440
5.75%, 12/01/43	1,205	1,684,939
5.80%, 09/30/2110(a)	100	174,470
Credit Suisse Group Funding Guernsey Ltd., 4.88%, 05/15/45	1,856	2,423,189
Fifth Third Bancorp., 8.25%, 03/01/38	941	1,568,682

Security	Par (000)	Value

Banks (continued)
First Republic Bank/CA
4.38%, 08/01/46 (Call 02/01/46)	$350	$434,090
4.63%, 02/13/47 (Call 08/13/46)	495	634,282
Goldman Sachs Group Inc. (The)
4.02%, 10/31/38 (Call 10/31/37)(c)	1,610	1,827,397
4.41%, 04/23/39 (Call 04/23/38)(c)	1,870	2,214,741
4.75%, 10/21/45 (Call 04/21/45)	1,584	2,023,522
4.80%, 07/08/44 (Call 01/08/44)	1,645	2,101,775
5.15%, 05/22/45	1,255	1,615,397
6.13%, 02/15/33	775	1,073,264
6.25%, 02/01/41	2,250	3,305,257
6.45%, 05/01/36	230	314,036
6.75%, 10/01/37	4,275	6,066,879
HSBC Bank USA N.A., 7.00%, 01/15/39	265	397,669
HSBC Holdings PLC
5.25%, 03/14/44	720	912,439
6.10%, 01/14/42	978	1,413,822
6.50%, 05/02/36	2,710	3,714,502
6.50%, 09/15/37	1,620	2,251,167
6.80%, 06/01/38	1,630	2,343,351
7.63%, 05/17/32	446	622,382
HSBC USA Inc., 7.20%, 07/15/97(b)	60	99,757
JPMorgan Chase & Co.
3.88%, 07/24/38 (Call 07/24/37)(c)	2,515	2,874,239
3.90%, 01/23/49 (Call 01/23/48)(c)	1,605	1,911,620
3.96%, 11/15/48 (Call 11/15/47)(c)	2,717	3,253,222
4.03%, 07/24/48 (Call 07/24/47)(b)(c)	990	1,201,159
4.26%, 02/22/48 (Call 02/22/47)(c)	1,180	1,496,167
4.85%, 02/01/44(b)	645	857,555
4.95%, 06/01/45(b)	1,140	1,519,830
5.40%, 01/06/42	1,180	1,641,591
5.50%, 10/15/40	1,040	1,442,390
5.60%, 07/15/41	2,425	3,434,443
5.63%, 08/16/43(b)	968	1,361,742
6.40%, 05/15/38(b)	1,865	2,767,428
8.75%, 09/01/30	50	77,175
Lloyds Banking Group PLC
4.34%, 01/09/48(b)	1,435	1,624,494
5.30%, 12/01/45	685	884,181
Mitsubishi UFJ Financial Group Inc.
3.75%, 07/18/39	625	729,271
4.15%, 03/07/39	895	1,101,808
4.29%, 07/26/38	1,225	1,509,571
Morgan Stanley
3.97%, 07/22/38 (Call 07/22/37)(c)	856	990,821
4.30%, 01/27/45	1,479	1,825,060
4.38%, 01/22/47	2,520	3,181,836
4.46%, 04/22/39 (Call 04/22/38)(c)	635	779,059
6.38%, 07/24/42	1,564	2,412,694
7.25%, 04/01/32	1,183	1,756,600
Regions Bank/Birmingham AL, 6.45%, 06/26/37	460	648,836
Regions Financial Corp., 7.38%, 12/10/37	490	720,119
Santander UK Group Holdings PLC, 5.63%, 09/15/45(a)	495	640,251
Societe Generale SA, 5.63%, 11/24/45(a)	115	152,345
Standard Chartered PLC
5.30%, 01/09/43(a)(b)	485	602,715
5.70%, 03/26/44(a)	1,950	2,536,705
UBS AG/London, 4.50%, 06/26/48(a)	870	1,161,488
Wachovia Corp.
5.50%, 08/01/35	1,142	1,514,580

2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (continued) February 29, 2020	iShares® Long-Term Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
6.55%, 10/15/35(b)	$260	$364,055
7.50%, 04/15/35	125	186,739
Wells Fargo & Co.
3.90%, 05/01/45	1,887	2,235,621
4.40%, 06/14/46	1,286	1,524,080
4.65%, 11/04/44(b)	1,501	1,831,856
4.75%, 12/07/46	1,485	1,873,011
4.90%, 11/17/45	1,840	2,334,738
5.38%, 02/07/35	385	523,424
5.38%, 11/02/43(b)	1,365	1,797,140
5.61%, 01/15/44	2,010	2,733,823
Wells Fargo Bank N.A.
5.85%, 02/01/37	650	897,910
5.95%, 08/26/36	570	791,752
6.60%, 01/15/38	1,145	1,739,646
Wells Fargo Capital X, 5.95%, 12/01/86	668	871,789
Westpac Banking Corp., 4.42%, 07/24/39	1,112	1,299,640

		159,252,082

Beverages — 3.0%
Anheuser-Busch Companies LLC/Anheuser-Busch InBev Worldwide Inc.
4.70%, 02/01/36 (Call 08/01/35)	4,267	5,111,194
4.90%, 02/01/46 (Call 08/01/45)(b)	7,355	9,067,597
Anheuser-Busch InBev Finance Inc.
4.00%, 01/17/43	958	1,057,467
4.63%, 02/01/44(b)	1,277	1,533,472
4.70%, 02/01/36 (Call 08/01/35)(b)	600	716,753
4.90%, 02/01/46 (Call 08/01/45)(b)	1,399	1,711,431
Anheuser-Busch InBev Worldwide Inc.
3.75%, 07/15/42	735	789,573
4.38%, 04/15/38 (Call 10/15/37)	620	717,842
4.44%, 10/06/48 (Call 04/06/48)	1,375	1,606,292
4.60%, 04/15/48 (Call 10/15/47)	1,783	2,140,170
4.75%, 04/15/58 (Call 10/15/57)(b)	1,075	1,304,606
4.90%, 01/23/31 (Call 10/23/30)(b)	1,198	1,459,548
4.95%, 01/15/42	835	1,047,710
5.45%, 01/23/39 (Call 07/23/38)	1,395	1,822,072
5.55%, 01/23/49 (Call 07/23/48)(b)	3,985	5,415,331
5.80%, 01/23/59 (Call 07/23/58)	1,560	2,216,171
8.00%, 11/15/39	325	527,815
8.20%, 01/15/39	807	1,333,146
Bacardi Ltd.
5.15%, 05/15/38 (Call 11/15/37)(a)	300	363,115
5.30%, 05/15/48 (Call 11/15/47)(a)(b)	475	612,487
Brown-Forman Corp.
4.00%, 04/15/38 (Call 10/15/37)	140	170,591
4.50%, 07/15/45 (Call 01/15/45)	213	289,932
Coca-Cola FEMSA SAB de CV, 5.25%, 11/26/43	306	418,072
Constellation Brands Inc.
4.10%, 02/15/48 (Call 08/15/47)	595	670,146
4.50%, 05/09/47 (Call 11/09/46)	550	655,152
5.25%, 11/15/48 (Call 05/15/48)	503	656,096
Diageo Capital PLC
3.88%, 04/29/43 (Call 10/29/42)	735	913,577
5.88%, 09/30/36(b)	535	779,608
Diageo Investment Corp.
4.25%, 05/11/42	1,020	1,301,096
7.45%, 04/15/35	11	17,890

Security	Par (000)	Value

Beverages (continued)
Fomento Economico Mexicano SAB de CV
3.50%, 01/16/50 (Call 07/16/49)	$1,000	$1,048,400
4.38%, 05/10/43	330	398,372
Heineken NV
4.00%, 10/01/42(a)	540	641,949
4.35%, 03/29/47 (Call 09/29/46)(a)(b)	120	149,844
Keurig Dr Pepper Inc.
4.42%, 12/15/46 (Call 06/15/46)	525	613,622
4.50%, 11/15/45 (Call 08/15/45)(b)	385	448,256
4.99%, 05/25/38 (Call 11/25/37)	770	942,294
5.09%, 05/25/48 (Call 11/25/47)	475	604,594
Molson Coors Beverage Co.
4.20%, 07/15/46 (Call 01/15/46)	1,577	1,636,525
5.00%, 05/01/42	800	906,096
PepsiCo Inc.
2.88%, 10/15/49 (Call 04/15/49)	1,050	1,110,358
3.38%, 07/29/49 (Call 01/29/49)	1,125	1,286,545
3.45%, 10/06/46 (Call 04/06/46)	1,525	1,743,587
3.60%, 08/13/42	405	471,313
4.00%, 03/05/42	492	588,018
4.00%, 05/02/47 (Call 11/02/46)(b)	695	866,927
4.25%, 10/22/44 (Call 04/22/44)	671	840,417
4.45%, 04/14/46 (Call 10/14/45)(b)	829	1,087,491
4.60%, 07/17/45 (Call 01/17/45)	460	605,448
Pernod Ricard SA, 5.50%, 01/15/42(a)	250	339,897

		62,755,905

Biotechnology — 1.3%
Amgen Inc.
3.15%, 02/21/40 (Call 08/21/39)	1,700	1,737,050
3.38%, 02/21/50 (Call 08/21/49)	790	803,173
4.40%, 05/01/45 (Call 11/01/44)	2,080	2,409,224
4.56%, 06/15/48 (Call 12/15/47)	1,520	1,809,653
4.66%, 06/15/51 (Call 12/15/50)	3,170	3,924,930
4.95%, 10/01/41	341	433,269
5.15%, 11/15/41 (Call 05/15/41)	670	871,854
5.65%, 06/15/42 (Call 12/15/41)	140	188,036
5.75%, 03/15/40(b)	220	294,602
6.38%, 06/01/37(b)	315	451,053
6.40%, 02/01/39	125	179,407
6.90%, 06/01/38	75	111,019
Baxalta Inc., 5.25%, 06/23/45 (Call 12/23/44)(b)	354	499,857
Biogen Inc., 5.20%, 09/15/45 (Call 03/15/45)	1,870	2,421,500
Gilead Sciences Inc.
4.00%, 09/01/36 (Call 03/01/36)	415	487,896
4.15%, 03/01/47 (Call 09/01/46)(b)	1,645	1,985,194
4.50%, 02/01/45 (Call 08/01/44)	1,146	1,407,827
4.60%, 09/01/35 (Call 03/01/35)	1,085	1,354,972
4.75%, 03/01/46 (Call 09/01/45)	2,053	2,647,729
4.80%, 04/01/44 (Call 10/01/43)	1,495	1,919,627
5.65%, 12/01/41 (Call 06/01/41)	980	1,392,183

		27,330,055

Building Materials — 0.5%
Carrier Global Corp.
3.38%, 04/05/40 (Call 10/05/39)(a)	1,000	1,027,921
3.58%, 04/05/50 (Call 10/05/49)(a)	500	515,124
CRH America Finance Inc.
4.40%, 05/09/47 (Call 11/09/46)(a)	100	119,619
4.50%, 04/04/48 (Call 10/04/47)(a)	751	911,795

SCHEDULE OF INVESTMENTS

Schedule of Investments (continued) February 29, 2020	iShares® Long-Term Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Building Materials (continued)
Johnson Controls International PLC
4.50%, 02/15/47 (Call 08/15/46)	$488	$604,352
4.63%, 07/02/44 (Call 01/02/44)	577	709,564
4.95%, 07/02/64 (Call 01/02/64)(e)	515	619,829
5.13%, 09/14/45 (Call 03/14/45)	43	56,319
6.00%, 01/15/36	135	178,462
Martin Marietta Materials Inc., 4.25%, 12/15/47 (Call 06/15/47)	745	838,286
Masco Corp., 4.50%, 05/15/47 (Call 11/15/46)	545	620,099
Owens Corning
4.30%, 07/15/47 (Call 01/15/47)	377	419,235
4.40%, 01/30/48 (Call 07/30/47)	279	302,532
7.00%, 12/01/36	249	338,183
Votorantim Cimentos SA, 7.25%, 04/05/41(a)	500	643,750
Vulcan Materials Co.
4.50%, 06/15/47 (Call 12/15/46)	815	959,968
4.70%, 03/01/48 (Call 09/01/47)	605	747,951

		9,612,989

Chemicals — 1.6%
Albemarle Corp., 5.45%, 12/01/44 (Call 06/01/44)	558	708,257
Braskem America Finance Co., 7.13%, 07/22/41 (Call 01/22/41)(a)	200	231,250
Braskem Netherlands Finance BV, 5.88%, 01/31/50(a)(b)	1,400	1,374,380
Dow Chemical Co. (The)
4.25%, 10/01/34 (Call 04/01/34)	1,859	2,071,946
4.38%, 11/15/42 (Call 05/15/42)	633	699,990
4.63%, 10/01/44 (Call 04/01/44)	390	455,741
4.80%, 05/15/49 (Call 11/15/48)	885	1,043,695
5.25%, 11/15/41 (Call 08/15/41)	419	510,044
5.55%, 11/30/48 (Call 05/30/48)(b)	515	652,606
9.40%, 05/15/39	346	590,324
DuPont de Nemours Inc.
5.32%, 11/15/38 (Call 05/15/38)	805	981,794
5.42%, 11/15/48 (Call 05/15/48)	2,345	2,953,410
Eastman Chemical Co.
4.65%, 10/15/44 (Call 04/15/44)	889	1,037,741
4.80%, 09/01/42 (Call 03/01/42)	428	504,357
Ecolab Inc.
3.70%, 11/01/46 (Call 05/01/46)	175	201,896
3.95%, 12/01/47 (Call 06/01/47)(b)	720	890,490
5.50%, 12/08/41	278	394,206
FMC Corp., 4.50%, 10/01/49 (Call 04/01/49)(b)	490	595,352
International Flavors & Fragrances Inc.
4.38%, 06/01/47 (Call 12/01/46)	275	294,032
5.00%, 09/26/48 (Call 03/26/48)(b)	345	405,979
Lubrizol Corp. (The), 6.50%, 10/01/34	350	529,589
LYB International Finance BV
4.88%, 03/15/44 (Call 09/15/43)	990	1,159,167
5.25%, 07/15/43	885	1,082,310
LYB International Finance III LLC, 4.20%, 10/15/49 (Call 04/15/49)	365	386,853
LyondellBasell Industries NV, 4.63%, 02/26/55 (Call 08/26/54)(b)	973	1,087,316
Methanex Corp., 5.65%, 12/01/44 (Call 06/01/44)	450	471,291
Mosaic Co. (The)
4.88%, 11/15/41 (Call 05/15/41)	230	248,439
5.45%, 11/15/33 (Call 05/15/33)	393	457,237
5.63%, 11/15/43 (Call 05/15/43)	805	961,105
Nutrien Ltd.
4.13%, 03/15/35 (Call 09/15/34)	1,037	1,153,215

Security	Par (000)	Value

Chemicals (continued)
4.90%, 06/01/43 (Call 12/01/42)	$745	$863,478
5.00%, 04/01/49 (Call 10/01/48)	698	867,984
5.25%, 01/15/45 (Call 07/15/44)	229	287,174
5.63%, 12/01/40	390	500,395
5.88%, 12/01/36	241	311,173
6.13%, 01/15/41 (Call 07/15/40)	650	865,745
7.13%, 05/23/36	18	24,924
OCP SA, 6.88%, 04/25/44(a)	200	263,437
Orbia Advance Corp. SAB de CV, 5.88%, 09/17/44(a)	900	1,033,875
Praxair Inc., 3.55%, 11/07/42 (Call 05/07/42)	1,020	1,158,100
RPM International Inc., 4.25%, 01/15/48 (Call 07/15/47)	560	616,339
Sherwin-Williams Co. (The)
3.80%, 08/15/49 (Call 02/15/49)	435	476,013
4.00%, 12/15/42 (Call 06/15/42)	315	359,571
4.50%, 06/01/47 (Call 12/01/46)(b)	490	594,839
4.55%, 08/01/45 (Call 02/01/45)	95	114,081
Syngenta Finance NV, 5.68%, 04/24/48 (Call 10/24/47)(a)(b)	775	883,412
Westlake Chemical Corp.
4.38%, 11/15/47 (Call 05/15/47)	660	716,662
5.00%, 08/15/46 (Call 02/15/46)	780	921,447

		34,992,661

Commercial Services — 1.2%
American University (The), Series 2019, 3.67%, 04/01/49	500	590,201
California Institute of Technology
4.32%, 08/01/45	12	16,134
4.70%, 11/01/2111	145	212,618
Cleveland Clinic Foundation (The), 4.86%, 01/01/2114	200	296,596
DP World PLC
4.70%, 09/30/49 (Call 03/30/49)(a)	500	490,000
5.63%, 09/25/48(a)	1,500	1,681,406
6.85%, 07/02/37(a)	850	1,071,000
Duke University, 3.30%, 10/01/46	25	28,701
Equifax Inc., 7.00%, 07/01/37	210	292,678
ERAC USA Finance LLC
4.20%, 11/01/46 (Call 05/01/46)(a)(b)	50	56,805
5.63%, 03/15/42(a)	65	88,116
7.00%, 10/15/37(a)(b)	2,124	3,203,729
George Washington University (The)
4.87%, 09/15/45	16	22,615
Series 2018, 4.13%, 09/15/48 (Call 03/15/48)	998	1,278,570
Georgetown University (The)
Series 20A, 2.94%, 04/01/50	173	179,155
Series A, 5.22%, 10/01/2118 (Call 04/01/2118)	75	114,680
Global Payments Inc., 4.15%, 08/15/49 (Call 02/15/49)	805	924,479
Johns Hopkins University, Series 2013, 4.08%, 07/01/53	36	48,734
Leland Stanford Junior University (The), 3.65%, 05/01/48 (Call 11/01/47)	503	643,395
Massachusetts Institute of Technology
3.89%, 07/01/2116	100	134,123
3.96%, 07/01/38(b)	59	72,932
4.68%, 07/01/2114	325	511,782
5.60%, 07/01/2111	600	1,100,629
Series F, 2.99%, 07/01/50 (Call 01/01/50)	1,920	2,138,843
Moody’s Corp.
4.88%, 12/17/48 (Call 06/17/48)	211	281,951
5.25%, 07/15/44	525	717,637
Northwestern University
4.64%, 12/01/44	355	492,325
Series 2017, 3.66%, 12/01/57 (Call 06/01/57)	55	70,615

2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (continued) February 29, 2020	iShares® Long-Term Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Commercial Services (continued)
President and Fellows of Harvard College
3.15%, 07/15/46 (Call 01/15/46)	$500	$575,482
3.30%, 07/15/56 (Call 01/15/56)	385	462,819
3.62%, 10/01/37	46	54,462
4.88%, 10/15/40	200	283,959
Princeton University, 5.70%, 03/01/39	515	775,046
S&P Global Inc.
3.25%, 12/01/49 (Call 06/01/49)	575	648,176
4.50%, 05/15/48 (Call 11/15/47)	275	368,782
Trustees of Boston College, 3.13%, 07/01/52(b)	530	602,070
Trustees of Boston University, Series CC, 4.06%, 10/01/48 (Call 04/01/48)	130	170,113
Trustees of Dartmouth College, 3.47%, 06/01/46(b)	260	310,133
Trustees of the University of Pennsylvania (The), 3.61%, 02/15/2119 (Call 08/15/2118)	405	500,218
Tufts University, Series 2012, 5.02%, 04/15/2112	100	150,499
University of Notre Dame du Lac
Series 2015, 3.44%, 02/15/45	139	165,313
Series 2017, 3.39%, 02/15/48 (Call 08/15/47)	1,150	1,366,581
University of Southern California
2.81%, 10/01/50 (Call 04/01/50)	334	355,770
3.03%, 10/01/39	1,161	1,292,162
5.25%, 10/01/2111	250	422,984
Series 2017, 3.84%, 10/01/47 (Call 04/01/47)	100	128,632
Verisk Analytics Inc., 5.50%, 06/15/45 (Call 12/15/44)	186	249,764
Wesleyan University, 4.78%, 07/01/2116	125	175,356
William Marsh Rice University
3.57%, 05/15/45	331	393,279
3.77%, 05/15/55	125	159,631

		26,371,680

Computers — 1.8%
Apple Inc.
3.45%, 02/09/45	2,094	2,360,696
3.75%, 09/12/47 (Call 03/12/47)	1,780	2,101,691
3.75%, 11/13/47 (Call 05/13/47)	1,460	1,727,566
3.85%, 05/04/43	1,690	2,022,069
3.85%, 08/04/46 (Call 02/04/46)	2,045	2,439,832
4.25%, 02/09/47 (Call 08/09/46)(b)	1,165	1,479,324
4.38%, 05/13/45	1,985	2,535,199
4.45%, 05/06/44	670	863,728
4.50%, 02/23/36 (Call 08/23/35)	1,280	1,629,958
4.65%, 02/23/46 (Call 08/23/45)(b)	1,799	2,396,713
Dell International LLC/EMC Corp.
8.10%, 07/15/36 (Call 01/15/36)(a)	1,626	2,231,391
8.35%, 07/15/46 (Call 01/15/46)(a)	1,150	1,567,098
Hewlett Packard Enterprise Co.
6.20%, 10/15/35 (Call 04/15/35)	1,165	1,457,503
6.35%, 10/15/45 (Call 04/15/45)	910	1,137,782
HP Inc., 6.00%, 09/15/41	604	692,449
International Business Machines Corp.
4.00%, 06/20/42	1,540	1,828,932
4.15%, 05/15/39	3,050	3,687,296
4.25%, 05/15/49(b)	1,680	2,094,962
4.70%, 02/19/46	845	1,114,216
5.60%, 11/30/39	615	872,315
5.88%, 11/29/32	356	492,824
7.13%, 12/01/96(b)	95	164,441
Seagate HDD Cayman, 5.75%, 12/01/34 (Call 06/01/34)	805	842,342

		37,740,327

Security	Par (000)	Value

Cosmetics & Personal Care — 0.3%
Colgate-Palmolive Co.
3.70%, 08/01/47 (Call 02/01/47)	$270	$340,247
4.00%, 08/15/45	330	433,009
Estee Lauder Companies Inc. (The)
3.13%, 12/01/49 (Call 06/01/49)	920	986,850
3.70%, 08/15/42	50	56,900
4.15%, 03/15/47 (Call 09/15/46)	200	252,209
4.38%, 06/15/45 (Call 12/15/44)	535	681,470
6.00%, 05/15/37	255	368,746
Procter & Gamble Co. (The)
3.50%, 10/25/47	525	649,365
5.50%, 02/01/34	495	705,479
5.55%, 03/05/37	49	72,711
5.80%, 08/15/34(b)	85	127,364
Unilever Capital Corp., 5.90%, 11/15/32	1,151	1,624,098

		6,298,448

Distribution & Wholesale — 0.1%
WW Grainger Inc.
3.75%, 05/15/46 (Call 11/15/45)	480	552,624
4.20%, 05/15/47 (Call 11/15/46)	465	560,984
4.60%, 06/15/45 (Call 12/15/44)	755	951,004

		2,064,612

Diversified Financial Services — 1.8%
Ally Financial Inc. 8.00%, 11/01/31	2,077	2,882,045
American Express Co., 4.05%, 12/03/42	925	1,168,697
Blackstone Holdings Finance Co. LLC
3.50%, 09/10/49 (Call 03/10/49)(a)	800	882,997
4.00%, 10/02/47 (Call 04/02/47)(a)(b)	340	402,872
4.45%, 07/15/45(a)	400	496,010
5.00%, 06/15/44(a)	61	79,817
Brookfield Finance Inc., 4.70%, 09/20/47 (Call 03/20/47)	979	1,210,173
Brookfield Finance LLC, 3.45%, 04/15/50 (Call 10/15/49)	500	497,447
Carlyle Holdings II Finance LLC, 5.63%, 03/30/43(a)	245	310,461
CME Group Inc.
4.15%, 06/15/48 (Call 12/15/47)	770	998,868
5.30%, 09/15/43 (Call 03/15/43)	746	1,071,488
Credit Suisse USA Inc., 7.13%, 07/15/32	663	1,007,564
FMR LLC
5.15%, 02/01/43(a)	500	687,403
6.50%, 12/14/40(a)	500	775,943
GE Capital International Funding Co. Unlimited Co., 4.42%, 11/15/35	9,055	10,351,473
Invesco Finance PLC, 5.38%, 11/30/43	376	502,630
Jefferies Financial Group Inc., 6.63%, 10/23/43 (Call 07/23/43)	245	298,536
Jefferies Group LLC
6.25%, 01/15/36	430	528,202
6.50%, 01/20/43	620	769,301
KKR Group Finance Co. II LLC, 5.50%, 02/01/43 (Call 08/01/42)(a)	550	723,479
Legg Mason Inc., 5.63%, 01/15/44	430	590,245
Mastercard Inc.
3.65%, 06/01/49 (Call 12/01/48)	868	1,029,315
3.80%, 11/21/46 (Call 05/21/46)	450	541,707
3.95%, 02/26/48 (Call 08/26/47)	745	923,663
Neuberger Berman Group LLC/Neuberger Berman Finance Corp., 4.88%, 04/15/45 (Call 10/15/44)(a)	50	56,436
Raymond James Financial Inc., 4.95%, 07/15/46	885	1,132,635

SCHEDULE OF INVESTMENTS

Schedule of Investments (continued) February 29, 2020	iShares® Long-Term Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
Visa Inc.
3.65%, 09/15/47 (Call 03/15/47)	$1,294	$1,537,922
4.15%, 12/14/35 (Call 06/14/35)	1,914	2,374,023
4.30%, 12/14/45 (Call 06/14/45)	2,170	2,829,659
Western Union Co. (The)
6.20%, 11/17/36(b)	260	319,224
6.20%, 06/21/40	340	405,456

		37,385,691

Electric — 12.3%
Abu Dhabi National Energy Co. PJSC
4.00%, 10/03/49(a)	400	442,000
4.88%, 04/23/30(a)	800	951,750
6.50%, 10/27/36(a)(b)	1,000	1,406,875
Acwa Power Management And Investments One Ltd., 5.95%, 12/15/39(a)	225	247,781
AEP Texas Inc.
3.80%, 10/01/47 (Call 04/01/47)	50	57,124
Series G, 4.15%, 05/01/49 (Call 11/01/48)(b)	245	293,667
Series H, 3.45%, 01/15/50 (Call 07/15/49)	250	266,095
AEP Transmission Co. LLC
3.15%, 09/15/49 (Call 03/15/49)	50	52,903
3.75%, 12/01/47 (Call 06/01/47)	485	567,725
3.80%, 06/15/49 (Call 12/15/48)(b)	315	371,476
4.00%, 12/01/46 (Call 06/01/46)	465	569,737
4.25%, 09/15/48 (Call 03/15/48)(b)	320	401,478
Alabama Power Co.
3.45%, 10/01/49 (Call 04/01/49)	415	451,526
3.75%, 03/01/45 (Call 09/01/44)	575	643,868
3.85%, 12/01/42	220	254,833
4.10%, 01/15/42	85	98,275
4.15%, 08/15/44 (Call 02/15/44)	367	432,610
4.30%, 01/02/46 (Call 07/02/45)(b)	425	504,675
5.70%, 02/15/33(b)	50	68,893
6.00%, 03/01/39	395	568,218
6.13%, 05/15/38	310	447,633
Series A, 4.30%, 07/15/48 (Call 01/15/48)	185	229,334
Series B, 3.70%, 12/01/47 (Call 06/01/47)	485	541,602
Ameren Illinois Co.
3.25%, 03/15/50 (Call 09/15/49)	340	379,116
3.70%, 12/01/47 (Call 06/01/47)	480	568,413
4.15%, 03/15/46 (Call 09/15/45)	625	781,244
4.30%, 07/01/44 (Call 01/01/44)	200	248,727
4.50%, 03/15/49 (Call 09/15/48)	613	813,667
4.80%, 12/15/43 (Call 06/15/43)	250	334,355
American Transmission Systems Inc., 5.00%, 09/01/44 (Call 03/01/44)(a)	325	433,621
Appalachian Power Co.
4.40%, 05/15/44 (Call 11/15/43)	491	603,568
4.45%, 06/01/45 (Call 12/01/44)	405	500,279
7.00%, 04/01/38	648	992,072
Series L, 5.80%, 10/01/35	212	286,195
Series P, 6.70%, 08/15/37	80	116,752
Series Y, 4.50%, 03/01/49 (Call 09/01/48)	305	385,790
Arizona Public Service Co.
3.50%, 12/01/49 (Call 06/01/49)(b)	405	450,865
3.75%, 05/15/46 (Call 11/15/45)	620	724,830
4.20%, 08/15/48 (Call 02/15/48)	60	74,133
4.25%, 03/01/49 (Call 09/01/48)	610	773,825
4.35%, 11/15/45 (Call 05/15/45)	60	76,318
4.50%, 04/01/42 (Call 10/01/41)	501	634,537

Security	Par (000)	Value

Electric (continued)
5.05%, 09/01/41 (Call 03/01/41)	$160	$211,239
Avista Corp., 4.35%, 06/01/48 (Call 12/01/47)	300	385,441
Baltimore Gas & Electric Co.
3.20%, 09/15/49 (Call 03/15/49)(b)	360	380,044
3.50%, 08/15/46 (Call 02/15/46)	645	707,240
3.75%, 08/15/47 (Call 02/15/47)	50	57,445
4.25%, 09/15/48 (Call 03/15/48)(b)	200	247,355
Berkshire Hathaway Energy Co.
3.80%, 07/15/48 (Call 01/15/48)	872	1,000,296
4.45%, 01/15/49 (Call 07/15/48)	801	1,023,552
4.50%, 02/01/45 (Call 08/01/44)	685	847,612
5.15%, 11/15/43 (Call 05/15/43)	947	1,293,488
5.95%, 05/15/37	1,205	1,744,824
6.13%, 04/01/36	717	1,022,140
Black Hills Corp.
3.88%, 10/15/49 (Call 04/15/49)	370	414,930
4.20%, 09/15/46 (Call 03/15/46)	220	259,440
4.35%, 05/01/33 (Call 02/01/33)	595	716,903
Celeo Redes Operacion Chile SA, 5.20%, 06/22/47(a)	195	210,936
CenterPoint Energy Houston Electric LLC
3.55%, 08/01/42 (Call 02/01/42)	845	961,020
3.95%, 03/01/48 (Call 09/01/47)	525	626,239
4.50%, 04/01/44 (Call 10/01/43)	315	407,956
Series AC, 4.25%, 02/01/49 (Call 08/01/48)(b)	510	656,488
CenterPoint Energy Inc., 3.70%, 09/01/49 (Call 03/01/49)(b)	325	356,496
Cleco Corporate Holdings LLC, 4.97%, 05/01/46 (Call 11/01/45)	520	634,848
Cleco Power LLC, 6.00%, 12/01/40	100	133,427
Cleveland Electric Illuminating Co. (The)
4.55%, 11/15/30 (Call 08/15/30)(a)(b)	100	119,796
5.95%, 12/15/36	430	586,170
CMS Energy Corp.
4.70%, 03/31/43 (Call 09/30/42)	1,005	1,243,338
4.88%, 03/01/44 (Call 09/01/43)	546	705,006
Cometa Energia SA de CV, 6.38%, 04/24/35 (Call 01/24/35)(a)	388	446,346
Comision Federal de Electricidad
5.75%, 02/14/42(a)	800	939,500
6.13%, 06/16/45(a)	400	494,375
Commonwealth Edison Co.
3.65%, 06/15/46 (Call 12/15/45)	420	479,846
3.70%, 03/01/45 (Call 09/01/44)	275	314,030
3.80%, 10/01/42 (Call 04/01/42)	350	405,564
4.00%, 03/01/48 (Call 09/01/47)	695	841,016
4.00%, 03/01/49 (Call 09/01/48)	585	698,519
4.35%, 11/15/45 (Call 05/15/45)	350	436,490
4.60%, 08/15/43 (Call 02/15/43)	150	189,438
4.70%, 01/15/44 (Call 04/15/43)	575	738,180
6.45%, 01/15/38	105	157,962
Series 123, 3.75%, 08/15/47 (Call 02/15/47)	400	463,951
Series 127, 3.20%, 11/15/49 (Call 05/15/49)(b)	155	164,445
Connecticut Light & Power Co. (The)
4.00%, 04/01/48 (Call 10/01/47)	900	1,136,134
4.30%, 04/15/44 (Call 10/15/43)	650	829,368
Consolidated Edison Co. of New York Inc.
3.70%, 11/15/59 (Call 05/15/59)	225	252,313
3.85%, 06/15/46 (Call 12/15/45)	550	626,886
3.95%, 03/01/43 (Call 09/01/42)	575	667,177
4.45%, 03/15/44 (Call 09/15/43)	939	1,184,045

2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (continued) February 29, 2020	iShares® Long-Term Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
4.50%, 12/01/45 (Call 06/01/45)	$867	$1,097,113
4.50%, 05/15/58 (Call 11/15/57)	385	488,690
4.63%, 12/01/54 (Call 06/01/54)	798	1,067,505
5.70%, 06/15/40	195	283,419
Series 05-A, 5.30%, 03/01/35	125	164,332
Series 06-A, 5.85%, 03/15/36	125	172,290
Series 06-B, 6.20%, 06/15/36	395	559,889
Series 06-E, 5.70%, 12/01/36(b)	90	121,823
Series 07-A, 6.30%, 08/15/37	125	182,086
Series 08-B, 6.75%, 04/01/38	635	968,749
Series 09-C, 5.50%, 12/01/39	465	635,969
Series 12-A, 4.20%, 03/15/42	83	99,915
Series 2017, 3.88%, 06/15/47 (Call 12/15/46)	605	706,545
Series A, 4.13%, 05/15/49 (Call 11/15/48)	410	493,254
Series C, 4.00%, 11/15/57 (Call 05/15/57)	25	29,189
Series C, 4.30%, 12/01/56 (Call 06/01/56)	602	738,022
Series E, 4.65%, 12/01/48 (Call 06/01/48)	430	558,969
Consumers Energy Co.
3.10%, 08/15/50 (Call 02/15/50)(b)	200	215,675
3.25%, 08/15/46 (Call 02/15/46)	450	505,815
3.75%, 02/15/50 (Call 08/15/49)	48	57,042
3.95%, 05/15/43 (Call 11/15/42)	245	299,123
3.95%, 07/15/47 (Call 01/15/47)	310	382,677
4.05%, 05/15/48 (Call 11/15/47)	430	528,606
4.35%, 04/15/49 (Call 10/15/48)	500	662,491
Dayton Power & Light Co. (The), 3.95%, 06/15/49 (Call 12/15/48)(a)	384	439,119
Delmarva Power & Light Co., 4.15%, 05/15/45 (Call 11/15/44)	250	302,535
Dominion Energy Inc.
4.70%, 12/01/44 (Call 06/01/44)	621	770,802
7.00%, 06/15/38	403	588,036
Series A, 4.60%, 03/15/49 (Call 09/15/48)	610	761,805
Series B, 5.95%, 06/15/35	490	661,395
Series C, 4.05%, 09/15/42 (Call 03/15/42)	475	533,319
Series C, 4.90%, 08/01/41 (Call 02/01/41)	642	794,658
Series E, 6.30%, 03/15/33	391	531,677
Series F, 5.25%, 08/01/33	520	653,546
Dominion Energy South Carolina Inc.
4.60%, 06/15/43 (Call 12/15/42)	501	640,011
5.10%, 06/01/65 (Call 12/01/64)	370	532,608
5.30%, 05/15/33(b)	155	206,355
5.45%, 02/01/41 (Call 08/01/40)	380	520,212
6.05%, 01/15/38(b)	313	452,766
6.63%, 02/01/32	375	540,321
DTE Electric Co.
2.95%, 03/01/50 (Call 09/01/49)	300	308,693
3.70%, 03/15/45 (Call 09/15/44)	350	401,280
3.70%, 06/01/46 (Call 12/01/45)	335	382,849
3.75%, 08/15/47 (Call 02/15/47)	175	203,977
3.95%, 06/15/42 (Call 12/15/41)	200	228,790
3.95%, 03/01/49 (Call 09/01/48)	895	1,089,288
4.30%, 07/01/44 (Call 01/01/44)	348	427,880
5.70%, 10/01/37	500	678,051
Series A, 4.00%, 04/01/43 (Call 10/01/42)	325	380,375
Series A, 4.05%, 05/15/48 (Call 11/15/47)(b)	580	707,402
DTE Energy Co., 6.38%, 04/15/33	235	324,986
Duke Energy Carolinas LLC
3.20%, 08/15/49 (Call 02/15/49)	540	580,098
3.70%, 12/01/47 (Call 06/01/47)	340	389,188

Security	Par (000)	Value

Electric (continued)
3.75%, 06/01/45 (Call 12/01/44)	$240	$277,750
3.88%, 03/15/46 (Call 09/15/45)	390	459,263
3.95%, 03/15/48 (Call 09/15/47)	1,075	1,297,205
4.00%, 09/30/42 (Call 03/30/42)	325	387,632
4.25%, 12/15/41 (Call 06/15/41)	415	507,227
5.30%, 02/15/40	555	760,343
6.00%, 01/15/38	187	274,604
6.05%, 04/15/38	335	494,201
6.10%, 06/01/37	285	414,624
6.45%, 10/15/32	441	636,837
Duke Energy Corp.
3.75%, 09/01/46 (Call 03/01/46)	1,813	2,009,913
3.95%, 08/15/47 (Call 02/15/47)	450	508,786
4.20%, 06/15/49 (Call 12/15/48)(b)	1,005	1,189,457
4.80%, 12/15/45 (Call 06/15/45)	716	900,860
Duke Energy Florida LLC
3.40%, 10/01/46 (Call 04/01/46)	495	534,305
3.85%, 11/15/42 (Call 05/15/42)(b)	380	441,323
4.20%, 07/15/48 (Call 01/15/48)	90	112,098
5.65%, 04/01/40	150	215,235
6.35%, 09/15/37	525	789,455
6.40%, 06/15/38(b)	345	520,350
Duke Energy Indiana LLC
3.75%, 05/15/46 (Call 12/15/45)	295	339,950
6.12%, 10/15/35	250	355,168
6.35%, 08/15/38	236	359,655
6.45%, 04/01/39	285	444,173
Series UUU, 4.20%, 03/15/42 (Call 09/15/41)	125	148,929
Series WWW, 4.90%, 07/15/43 (Call 01/15/43)	190	251,008
Series YYY, 3.25%, 10/01/49 (Call 04/01/49)	250	267,397
Duke Energy Ohio Inc.
3.70%, 06/15/46 (Call 12/15/45)	60	69,070
4.30%, 02/01/49 (Call 08/01/48)	835	1,041,546
Duke Energy Progress LLC
3.60%, 09/15/47 (Call 03/15/47)	470	529,206
3.70%, 10/15/46 (Call 04/15/46)	720	827,926
4.10%, 05/15/42 (Call 11/15/41)	410	500,381
4.10%, 03/15/43 (Call 09/15/42)	371	444,842
4.15%, 12/01/44 (Call 06/01/44)	444	538,049
4.20%, 08/15/45 (Call 02/15/45)	352	435,638
4.38%, 03/30/44 (Call 09/30/43)	150	188,109
6.30%, 04/01/38	175	264,339
E.ON International Finance BV, 6.65%, 04/30/38(a)	539	792,196
El Paso Electric Co.
5.00%, 12/01/44 (Call 06/01/44)	300	375,608
6.00%, 05/15/35(b)	400	533,238
Electricite de France SA
4.75%, 10/13/35 (Call 04/13/35)(a)(b)	990	1,257,151
4.88%, 09/21/38 (Call 03/21/38)(a)(b)	1,550	2,012,477
4.88%, 01/22/44(a)	775	1,001,507
4.95%, 10/13/45 (Call 04/13/45)(a)	1,220	1,562,039
5.00%, 09/21/48 (Call 03/21/48)(a)	1,400	1,819,969
5.25%, 10/13/55 (Call 04/13/55)(a)	290	404,589
5.60%, 01/27/40(a)(b)	860	1,211,363
6.00%, 01/22/2114(a)	375	487,763
6.95%, 01/26/39(a)	155	245,923
Emera U.S. Finance LP, 4.75%, 06/15/46 (Call 12/15/45)	1,290	1,585,731
Emirates Semb Corp. Water & Power Co. PJSC, 4.45%, 08/01/35(a)	250	275,000
Empresa de Transmision Electrica SA, 5.13%, 05/02/49(a)	450	534,294

SCHEDULE OF INVESTMENTS

Schedule of Investments (continued) February 29, 2020	iShares® Long-Term Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Enel Finance International NV
4.75%, 05/25/47(a)	$1,820	$2,193,979
6.00%, 10/07/39(a)(b)	665	883,095
Entergy Arkansas LLC
4.20%, 04/01/49 (Call 10/01/48)	245	300,570
4.95%, 12/15/44 (Call 12/15/24)	20	21,869
Entergy Louisiana LLC
3.05%, 06/01/31 (Call 03/01/31)	384	421,647
4.00%, 03/15/33 (Call 12/15/32)	595	719,502
4.20%, 09/01/48 (Call 03/01/48)	821	1,040,343
4.20%, 04/01/50 (Call 10/01/49)	645	803,821
4.95%, 01/15/45 (Call 01/15/25)	100	110,164
Entergy Mississippi LLC, 3.85%, 06/01/49 (Call 12/01/48)	615	730,736
Entergy Texas Inc., 3.55%, 09/30/49 (Call 03/30/49)	350	391,010
Evergy Kansas Central Inc.
3.25%, 09/01/49 (Call 03/01/49)	225	244,336
4.10%, 04/01/43 (Call 10/01/42)	218	268,340
4.13%, 03/01/42 (Call 09/01/41)(b)	485	598,302
4.25%, 12/01/45 (Call 06/01/45)	480	609,702
4.63%, 09/01/43 (Call 03/01/43)	245	317,285
Evergy Metro Inc.
4.20%, 06/15/47 (Call 12/15/46)	355	448,632
4.20%, 03/15/48 (Call 09/15/47)	260	334,203
5.30%, 10/01/41 (Call 04/01/41)	314	431,791
Series 2019, 4.13%, 04/01/49 (Call 10/01/48)	350	437,267
Eversource Energy, 3.45%, 01/15/50 (Call 07/15/49)	150	162,093
Exelon Corp.
4.45%, 04/15/46 (Call 10/15/45)	601	727,362
4.95%, 06/15/35 (Call 12/15/34)	325	398,142
5.10%, 06/15/45 (Call 12/15/44)	761	984,011
5.63%, 06/15/35	742	976,269
7.60%, 04/01/32	180	264,297
Exelon Generation Co. LLC
5.60%, 06/15/42 (Call 12/15/41)	810	965,640
5.75%, 10/01/41 (Call 04/01/41)	360	426,307
6.25%, 10/01/39	813	1,015,693
FirstEnergy Corp.
Series C, 4.85%, 07/15/47 (Call 01/15/47)	1,020	1,255,625
Series C, 7.38%, 11/15/31(b)	1,236	1,805,930
FirstEnergy Transmission LLC
4.55%, 04/01/49 (Call 10/01/48)(a)	350	439,234
5.45%, 07/15/44 (Call 01/15/44)(a)	600	821,331
Florida Power & Light Co.
3.15%, 10/01/49 (Call 04/01/49)(b)	1,250	1,388,317
3.70%, 12/01/47 (Call 06/01/47)	585	679,363
3.80%, 12/15/42 (Call 06/15/42)(b)	275	328,241
3.95%, 03/01/48 (Call 09/01/47)	485	599,475
3.99%, 03/01/49 (Call 09/01/48)	655	815,936
4.05%, 06/01/42 (Call 12/01/41)	360	445,428
4.05%, 10/01/44 (Call 04/01/44)(b)	305	371,986
4.13%, 02/01/42 (Call 08/01/41)	470	577,968
4.13%, 06/01/48 (Call 12/01/47)	492	627,382
4.95%, 06/01/35	700	958,073
5.13%, 06/01/41 (Call 12/01/40)	50	66,893
5.25%, 02/01/41 (Call 08/01/40)	200	283,354
5.63%, 04/01/34	125	180,069
5.65%, 02/01/37	146	207,745
5.69%, 03/01/40	169	249,873
5.95%, 10/01/33	15	21,408
5.95%, 02/01/38(b)	820	1,225,749

Security	Par (000)	Value

Electric (continued)
5.96%, 04/01/39	$100	$150,498
Georgia Power Co.
4.30%, 03/15/42	1,300	1,552,161
4.30%, 03/15/43(b)	296	353,079
5.40%, 06/01/40	75	99,897
Series 10-C, 4.75%, 09/01/40	466	574,137
Iberdrola International BV, 6.75%, 07/15/36	230	344,227
Indiana Michigan Power Co.
4.25%, 08/15/48 (Call 02/15/48)	355	441,779
6.05%, 03/15/37	239	336,164
Series K, 4.55%, 03/15/46 (Call 09/15/45)	490	629,500
Series L, 3.75%, 07/01/47 (Call 01/01/47)	240	275,420
Indianapolis Power & Light Co.
4.05%, 05/01/46 (Call 11/01/45)(a)	125	153,359
4.70%, 09/01/45 (Call 03/01/45)(a)	50	65,134
Infraestructura Energetica Nova SAB de CV, 4.88%, 01/14/48(a)	250	254,609
Interstate Power & Light Co.
3.50%, 09/30/49 (Call 03/30/49)	660	732,831
3.70%, 09/15/46 (Call 03/15/46)	435	490,384
4.70%, 10/15/43 (Call 04/15/43)(b)	143	179,918
6.25%, 07/15/39	80	114,004
ITC Holdings Corp., 5.30%, 07/01/43 (Call 01/01/43)	278	376,144
Jersey Central Power & Light Co., 6.15%, 06/01/37	57	81,078
Kentucky Utilities Co.
4.38%, 10/01/45 (Call 04/01/45)	750	926,067
5.13%, 11/01/40 (Call 05/01/40)	606	809,312
Series 1, 4.65%, 11/15/43 (Call 05/15/43)	50	62,567
LLPL Capital Pte Ltd., 6.88%, 02/04/39(a)	192	225,934
Louisville Gas & Electric Co., 4.25%, 04/01/49 (Call 10/01/48)	485	596,984
Massachusetts Electric Co., 5.90%, 11/15/39(a)(b)	50	71,874
MidAmerican Energy Co.
3.15%, 04/15/50 (Call 10/15/49)	500	539,931
3.65%, 08/01/48 (Call 02/01/48)	530	635,086
3.95%, 08/01/47 (Call 02/01/47)	205	255,438
4.25%, 05/01/46 (Call 11/01/45)	236	297,966
4.25%, 07/15/49 (Call 01/15/49)	1,161	1,492,210
4.40%, 10/15/44 (Call 04/15/44)	950	1,224,705
4.80%, 09/15/43 (Call 03/15/43)	645	868,148
5.75%, 11/01/35	56	80,014
5.80%, 10/15/36	55	79,250
6.75%, 12/30/31(b)	211	314,214
Minejesa Capital BV
4.63%, 08/10/30(a)	1,500	1,564,762
5.63%, 08/10/37(a)	500	552,969
Mississippi Power Co., Series 12-A, 4.25%, 03/15/42	425	492,832
Monongahela Power Co., 5.40%, 12/15/43 (Call 06/15/43)(a)	680	932,743
Narragansett Electric Co. (The), 4.17%, 12/10/42(a)(b)	50	59,110
National Grid USA, 5.80%, 04/01/35(b)	680	876,360
National Rural Utilities Cooperative Finance Corp.
4.02%, 11/01/32 (Call 05/01/32)	305	375,742
4.30%, 03/15/49 (Call 09/15/48)	655	839,118
4.40%, 11/01/48 (Call 05/01/48)	200	256,599
Series C, 8.00%, 03/01/32	496	796,536
Nevada Power Co.
5.38%, 09/15/40 (Call 03/15/40)	305	400,405
5.45%, 05/15/41 (Call 11/15/40)	25	34,374
Series N, 6.65%, 04/01/36	300	447,477

2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (continued) February 29, 2020	iShares® Long-Term Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Series R, 6.75%, 07/01/37	$245	$363,567
New England Power Co., 3.80%, 12/05/47 (Call 06/05/47)(a)(b)	950	1,097,519
New York State Electric & Gas Corp., 3.30%, 09/15/49 (Call 03/15/49)(a)(b)	165	170,821
Niagara Mohawk Power Corp., 4.28%, 10/01/34 (Call 04/01/34)(a)	750	903,556
Northern States Power Co./MN
2.90%, 03/01/50 (Call 09/01/49)(b)	900	924,497
3.40%, 08/15/42 (Call 02/15/42)	360	410,637
3.60%, 05/15/46 (Call 11/15/45)	75	89,377
4.00%, 08/15/45 (Call 02/15/45)	115	144,973
4.13%, 05/15/44 (Call 11/15/43)	232	289,743
4.85%, 08/15/40 (Call 02/15/40)	25	32,596
5.35%, 11/01/39	355	502,213
6.25%, 06/01/36	421	628,893
NorthWestern Corp., 4.18%, 11/15/44 (Call 05/15/44)	571	667,652
NSTAR Electric Co.
4.40%, 03/01/44 (Call 09/01/43)	175	224,268
5.50%, 03/15/40	346	484,323
Oglethorpe Power Corp.
4.20%, 12/01/42	450	469,617
4.25%, 04/01/46 (Call 10/01/45)	105	110,229
4.55%, 06/01/44	355	406,242
5.05%, 10/01/48 (Call 04/01/48)	200	258,857
5.25%, 09/01/50	255	323,023
5.38%, 11/01/40	345	451,155
5.95%, 11/01/39(b)	465	592,932
Ohio Edison Co.
6.88%, 07/15/36	350	542,761
8.25%, 10/15/38	65	113,077
Ohio Power Co.
4.00%, 06/01/49 (Call 12/01/48)	275	336,489
4.15%, 04/01/48 (Call 10/01/47)(b)	565	702,067
Series D, 6.60%, 03/01/33	190	280,009
Oklahoma Gas & Electric Co.
3.30%, 03/15/30 (Call 09/15/29)	630	695,703
3.85%, 08/15/47 (Call 02/15/47)	320	365,435
4.15%, 04/01/47 (Call 10/01/46)	405	483,604
5.85%, 06/01/40	45	61,448
Oncor Electric Delivery Co. LLC
3.10%, 09/15/49 (Call 03/15/49)(b)	800	872,345
3.75%, 04/01/45 (Call 10/01/44)	639	766,968
3.80%, 09/30/47 (Call 03/30/47)	375	454,987
3.80%, 06/01/49 (Call 12/01/48)	490	598,334
4.10%, 11/15/48 (Call 05/15/48)	345	438,581
4.55%, 12/01/41 (Call 06/01/41)	410	537,641
5.25%, 09/30/40	305	431,685
5.30%, 06/01/42 (Call 12/01/41)	710	1,011,325
7.00%, 05/01/32	173	260,010
7.25%, 01/15/33	185	285,714
7.50%, 09/01/38	105	177,540
PacifiCorp
4.10%, 02/01/42 (Call 08/01/41)	280	340,805
4.13%, 01/15/49 (Call 07/15/48)	735	923,544
4.15%, 02/15/50 (Call 08/15/49)	700	870,665
5.75%, 04/01/37	265	375,624
6.00%, 01/15/39	650	954,796
6.10%, 08/01/36	780	1,135,977
6.25%, 10/15/37	135	202,684

Security	Par (000)	Value

Electric (continued)
6.35%, 07/15/38	$180	$273,069
PECO Energy Co.
3.00%, 09/15/49 (Call 03/15/49)	470	491,264
3.90%, 03/01/48 (Call 09/01/47)	540	644,029
4.15%, 10/01/44 (Call 04/01/44)	615	747,204
4.80%, 10/15/43 (Call 04/15/43)	500	643,462
5.95%, 10/01/36	111	156,268
Pennsylvania Electric Co., 6.15%, 10/01/38	75	105,320
Perusahaan Listrik Negara PT
4.88%, 07/17/49(a)	1,415	1,569,843
6.15%, 05/21/48(a)	1,425	1,848,937
6.25%, 01/25/49(a)(b)	590	782,175
Potomac Electric Power Co.
4.15%, 03/15/43 (Call 09/15/42)	621	747,098
6.50%, 11/15/37	345	514,049
7.90%, 12/15/38	75	122,205
PPL Capital Funding Inc.
4.00%, 09/15/47 (Call 03/15/47)	735	825,918
4.70%, 06/01/43 (Call 12/01/42)	615	740,408
5.00%, 03/15/44 (Call 09/15/43)	425	525,886
PPL Electric Utilities Corp.
3.00%, 10/01/49 (Call 04/01/49)(b)	530	549,431
3.95%, 06/01/47 (Call 12/01/46)	345	411,955
4.13%, 06/15/44 (Call 12/15/43)	185	220,135
4.15%, 06/15/48 (Call 12/15/47)(b)	455	560,761
4.75%, 07/15/43 (Call 01/15/43)	195	251,847
5.20%, 07/15/41 (Call 01/15/41)	10	13,134
6.25%, 05/15/39	315	465,677
Progress Energy Inc.
6.00%, 12/01/39(b)	540	771,426
7.00%, 10/30/31	310	451,230
7.75%, 03/01/31	349	516,850
PSEG Power LLC, 8.63%, 04/15/31	270	385,511
Public Service Co. of Colorado
3.55%, 06/15/46 (Call 12/15/45)	350	384,794
3.60%, 09/15/42 (Call 03/15/42)	250	292,944
3.80%, 06/15/47 (Call 12/15/46)	400	467,250
3.95%, 03/15/43 (Call 09/15/42)	125	147,222
4.05%, 09/15/49 (Call 03/15/49)	605	751,775
4.10%, 06/15/48 (Call 12/15/47)	350	441,246
4.30%, 03/15/44 (Call 09/15/43)	205	258,249
4.75%, 08/15/41 (Call 02/15/41)	5	6,443
6.50%, 08/01/38	235	365,498
Series 17, 6.25%, 09/01/37	390	601,370
Series 34, 3.20%, 03/01/50 (Call 09/01/49)	730	796,845
Public Service Co. of New Hampshire, 3.60%, 07/01/49 (Call 01/01/49)	840	980,099
Public Service Co. of Oklahoma, Series G, 6.63%, 11/15/37	50	74,822
Public Service Electric & Gas Co.
3.15%, 01/01/50 (Call 07/01/49)	500	547,303
3.20%, 08/01/49 (Call 02/01/49)	510	570,315
3.60%, 12/01/47 (Call 06/01/47)	705	831,495
3.65%, 09/01/42 (Call 03/01/42)	235	273,326
3.80%, 03/01/46 (Call 09/01/45)	763	913,557
3.85%, 05/01/49 (Call 11/01/48)	575	705,708
3.95%, 05/01/42 (Call 11/01/41)	560	674,793
4.05%, 05/01/48 (Call 11/01/47)	205	258,178
4.15%, 11/01/45 (Call 05/01/45)	75	94,356
5.50%, 03/01/40	100	143,145

SCHEDULE OF INVESTMENTS

Schedule of Investments (continued) February 29, 2020	iShares® Long-Term Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
5.80%, 05/01/37	$260	$368,493
Series K, 4.05%, 05/01/45 (Call 11/01/44)	60	72,560
Puget Sound Energy Inc.
3.25%, 09/15/49 (Call 03/15/49)	1,160	1,226,513
4.22%, 06/15/48 (Call 12/15/47)	25	30,765
4.30%, 05/20/45 (Call 11/20/44)	499	612,175
4.43%, 11/15/41 (Call 05/15/41)	695	820,319
5.64%, 04/15/41 (Call 10/15/40)	235	325,145
5.76%, 10/01/39	225	316,156
5.80%, 03/15/40	141	197,317
6.27%, 03/15/37	365	516,781
Ruwais Power Co. PJSC, 6.00%, 08/31/36(a)	450	570,094
San Diego Gas & Electric Co.
3.95%, 11/15/41	190	211,208
4.15%, 05/15/48 (Call 11/15/47)	565	684,639
4.50%, 08/15/40	395	501,536
5.35%, 05/15/40	25	33,601
6.00%, 06/01/39(b)	208	310,286
Series RRR, 3.75%, 06/01/47 (Call 12/01/46)(b)	621	721,104
Series TTT, 4.10%, 06/15/49 (Call 12/15/48)	30	36,963
Saudi Electricity Global Sukuk Co. 3, 5.50%, 04/08/44(a)	1,600	1,960,000
Sempra Energy
3.80%, 02/01/38 (Call 08/01/37)	2,206	2,470,383
4.00%, 02/01/48 (Call 08/01/47)	679	750,849
6.00%, 10/15/39	450	628,691
Southern California Edison Co.
3.65%, 02/01/50 (Call 08/01/49)	365	392,191
4.00%, 04/01/47 (Call 10/01/46)	681	778,224
4.05%, 03/15/42 (Call 09/15/41)	565	645,806
4.50%, 09/01/40 (Call 03/01/40)	443	535,767
4.65%, 10/01/43 (Call 04/01/43)	749	920,733
5.50%, 03/15/40	272	367,273
5.63%, 02/01/36	275	366,397
6.00%, 01/15/34(b)	363	503,574
6.05%, 03/15/39	650	920,105
Series 04-G, 5.75%, 04/01/35	205	282,690
Series 05-B, 5.55%, 01/15/36	285	366,374
Series 05-E, 5.35%, 07/15/35	395	524,834
Series 06-E, 5.55%, 01/15/37	250	329,680
Series 08-A, 5.95%, 02/01/38	475	673,591
Series 13-A, 3.90%, 03/15/43 (Call 09/15/42)	410	449,812
Series B, 4.88%, 03/01/49 (Call 09/01/48)	799	1,040,204
Series C, 3.60%, 02/01/45 (Call 08/01/44)	630	661,782
Series C, 4.13%, 03/01/48 (Call 09/01/47)	973	1,112,557
Southern Co. (The)
4.25%, 07/01/36 (Call 01/01/36)	799	945,376
4.40%, 07/01/46 (Call 01/01/46)	1,605	1,876,818
Southern Power Co.
5.15%, 09/15/41	595	742,155
5.25%, 07/15/43(b)	225	280,373
Series F, 4.95%, 12/15/46 (Call 06/15/46)	805	999,300
Southwestern Electric Power Co.
6.20%, 03/15/40	385	551,101
Series J, 3.90%, 04/01/45 (Call 10/01/44)	670	749,104
Series L, 3.85%, 02/01/48 (Call 08/01/47)	415	460,863
Southwestern Public Service Co.
3.40%, 08/15/46 (Call 02/15/46)	455	488,156
3.70%, 08/15/47 (Call 02/15/47)	385	440,520
3.75%, 06/15/49 (Call 12/15/48)	115	131,696
4.50%, 08/15/41 (Call 02/15/41)	280	358,441

Security	Par (000)	Value

Electric (continued)
6.00%, 10/01/36(b)	$395	$526,002
Series 6, 4.40%, 11/15/48 (Call 05/15/48)	490	620,598
State Grid Overseas Investment 2014 Ltd., 4.85%, 05/07/44(a)	700	956,882
State Grid Overseas Investment 2016 Ltd., 4.00%, 05/04/47(a)(b)	615	773,362
Tampa Electric Co.
3.63%, 06/15/50 (Call 12/15/49)(b)	375	441,876
4.10%, 06/15/42 (Call 12/15/41)	520	625,786
4.20%, 05/15/45 (Call 11/15/44)	350	425,277
4.35%, 05/15/44 (Call 11/15/43)	225	284,263
4.45%, 06/15/49 (Call 12/15/48)	295	386,551
6.55%, 05/15/36	30	43,272
Toledo Edison Co. (The), 6.15%, 05/15/37	650	966,995
Tri-State Generation & Transmission Association Inc.
4.25%, 06/01/46 (Call 12/01/45)	55	64,849
6.00%, 06/15/40(a)	700	1,002,241
Tucson Electric Power Co., 4.85%, 12/01/48 (Call 06/01/48)	300	404,251
Union Electric Co.
3.25%, 10/01/49 (Call 04/01/49)	470	517,457
3.90%, 09/15/42 (Call 03/15/42)	410	497,948
4.00%, 04/01/48 (Call 10/01/47)	380	467,429
8.45%, 03/15/39(b)	290	513,035
Virginia Electric & Power Co.
3.30%, 12/01/49 (Call 06/01/49)	75	80,663
4.00%, 01/15/43 (Call 07/15/42)(b)	346	413,825
4.45%, 02/15/44 (Call 08/15/43)	575	719,999
4.60%, 12/01/48 (Call 06/01/48)	760	997,069
6.35%, 11/30/37	25	37,379
8.88%, 11/15/38	315	577,395
Series A, 6.00%, 05/15/37	110	158,780
Series B, 3.80%, 09/15/47 (Call 03/15/47)	450	524,415
Series B, 4.20%, 05/15/45 (Call 11/15/44)	7	8,443
Series B, 6.00%, 01/15/36	250	355,557
Series C, 4.00%, 11/15/46 (Call 05/15/46)	585	702,530
Series D, 4.65%, 08/15/43 (Call 02/15/43)(b)	286	372,027
Wisconsin Electric Power Co.
4.30%, 10/15/48 (Call 04/15/48)(b)	429	532,518
5.63%, 05/15/33	57	77,856
5.70%, 12/01/36	5	6,916
Wisconsin Power & Light Co., 6.38%, 08/15/37	380	560,669
Wisconsin Public Service Corp.
3.30%, 09/01/49 (Call 03/01/49)(b)	1,045	1,138,236
4.75%, 11/01/44 (Call 05/01/44)	310	411,516
Xcel Energy Inc.
3.50%, 12/01/49 (Call 06/01/49)(b)	510	558,026
4.80%, 09/15/41 (Call 03/15/41)	279	346,735
6.50%, 07/01/36	225	322,006

		261,607,431

Electrical Components & Equipment — 0.0%
Emerson Electric Co.
5.25%, 11/15/39	35	47,434
6.00%, 08/15/32	450	635,734

		683,168

Electronics — 0.1%
Fortive Corp., 4.30%, 06/15/46 (Call 12/15/45)	569	672,479
Honeywell International Inc.
3.81%, 11/21/47 (Call 05/21/47)	460	583,457

2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (continued) February 29, 2020	iShares® Long-Term Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electronics (continued)
5.70%, 03/15/36	$75	$108,841
5.70%, 03/15/37	65	95,732
Series 30, 5.38%, 03/01/41	27	39,933
Tyco Electronics Group SA, 7.13%, 10/01/37	200	320,198

		1,820,640

Engineering & Construction — 0.2%
Aeropuerto Internacional de Tocumen SA, 6.00%, 11/18/48 (Call 11/18/47)(a)	850	1,079,500
Mexico City Airport Trust
5.50%, 10/31/46 (Call 04/30/46)(a)	475	517,616
5.50%, 07/31/47 (Call 01/31/47)(a)	1,839	1,993,591

		3,590,707

Environmental Control — 0.2%
Republic Services Inc.
3.05%, 03/01/50 (Call 09/01/49)	260	258,991
5.70%, 05/15/41 (Call 11/15/40)	140	198,387
Waste Management Inc.
3.90%, 03/01/35 (Call 09/01/34)	350	404,847
4.00%, 07/15/39 (Call 01/15/39)	390	468,967
4.10%, 03/01/45 (Call 09/01/44)	910	1,116,141
4.15%, 07/15/49 (Call 01/15/49)	1,258	1,568,522

		4,015,855

Food — 1.7%
Campbell Soup Co., 4.80%, 03/15/48 (Call 09/15/47)	760	927,124
Conagra Brands Inc.
5.30%, 11/01/38 (Call 05/01/38)(b)	976	1,183,842
5.40%, 11/01/48 (Call 05/01/48)	1,020	1,289,576
8.25%, 09/15/30	545	788,573
General Mills Inc.
4.15%, 02/15/43 (Call 08/15/42)	30	34,077
4.55%, 04/17/38 (Call 10/17/37)(b)	605	727,160
4.70%, 04/17/48 (Call 10/17/47)	435	543,710
5.40%, 06/15/40	425	563,251
Grupo Bimbo SAB de CV
4.00%, 09/06/49 (Call 03/06/49)(a)(b)	1,000	1,031,675
4.70%, 11/10/47 (Call 05/10/47)(a)	200	230,000
Hershey Co. (The)
3.13%, 11/15/49 (Call 05/15/49)	385	414,591
3.38%, 08/15/46 (Call 02/15/46)	200	226,496
Ingredion Inc., 6.63%, 04/15/37	200	281,176
JM Smucker Co. (The)
4.25%, 03/15/35	1,070	1,249,380
4.38%, 03/15/45(b)	700	801,136
Kellogg Co.
4.50%, 04/01/46(b)	390	463,566
Series B, 7.45%, 04/01/31	851	1,242,954
Koninklijke Ahold Delhaize NV, 5.70%, 10/01/40	480	649,817
Kroger Co. (The)
3.88%, 10/15/46 (Call 04/15/46)	625	665,165
3.95%, 01/15/50 (Call 07/15/49)	100	103,603
4.45%, 02/01/47 (Call 08/01/46)	840	951,009
4.65%, 01/15/48 (Call 07/15/47)	510	579,264
5.00%, 04/15/42 (Call 10/15/41)	375	449,403
5.15%, 08/01/43 (Call 02/01/43)	195	244,306
5.40%, 07/15/40 (Call 01/15/40)(b)	295	370,441
5.40%, 01/15/49 (Call 07/15/48)	370	480,511
6.90%, 04/15/38	330	468,717
7.50%, 04/01/31	315	450,292

Security	Par (000)	Value

Food (continued)
Mars Inc.
3.20%, 04/01/30 (Call 01/01/30)(a)	$275	$307,027
3.60%, 04/01/34 (Call 01/01/34)(a)	455	539,321
3.88%, 04/01/39 (Call 10/01/38)(a)	650	780,698
3.95%, 04/01/44 (Call 10/01/43)(a)	825	988,522
3.95%, 04/01/49 (Call 10/01/48)(a)	675	820,342
4.13%, 04/01/54 (Call 10/01/53)(a)(b)	475	581,665
4.20%, 04/01/59 (Call 10/01/58)(a)	675	890,388
McCormick & Co. Inc./MD, 4.20%, 08/15/47 (Call 02/15/47)	315	382,319
Mondelez International Inc., 4.63%, 05/07/48 (Call 11/07/47)	725	941,487
Nestle Holdings Inc.
3.90%, 09/24/38 (Call 03/24/38)(a)	1,180	1,428,324
4.00%, 09/24/48 (Call 03/24/48)(a)	1,904	2,405,891
Sysco Corp.
4.45%, 03/15/48 (Call 09/15/47)	792	962,097
4.50%, 04/01/46 (Call 10/01/45)	506	639,134
4.85%, 10/01/45 (Call 04/01/45)	625	804,583
5.38%, 09/21/35	325	444,171
Tesco PLC, 6.15%, 11/15/37(a)(b)	730	945,685
Tyson Foods Inc.
4.55%, 06/02/47 (Call 12/02/46)(b)	640	768,994
4.88%, 08/15/34 (Call 02/15/34)(b)	520	642,086
5.10%, 09/28/48 (Call 03/28/48)	1,494	1,946,532
5.15%, 08/15/44 (Call 02/15/44)	360	459,037

		35,089,118

Forest Products & Paper — 0.5%
Celulosa Arauco y Constitucion SA
5.15%, 01/29/50 (Call 07/29/49)(a)	50	51,250
5.50%, 11/02/47 (Call 05/02/47)	455	491,258
5.50%, 04/30/49 (Call 10/30/48)(a)(b)	500	537,362
Domtar Corp.
6.25%, 09/01/42(b)	175	208,733
6.75%, 02/15/44 (Call 08/15/43)(b)	220	273,905
Georgia-Pacific LLC, 8.88%, 05/15/31	693	1,132,933
International Paper Co.
4.35%, 08/15/48 (Call 02/15/48)	990	1,124,992
4.40%, 08/15/47 (Call 02/15/47)	1,305	1,468,483
4.80%, 06/15/44 (Call 12/15/43)	576	661,478
5.00%, 09/15/35 (Call 03/15/35)	440	559,441
5.15%, 05/15/46 (Call 11/15/45)	610	746,558
6.00%, 11/15/41 (Call 05/15/41)	405	539,837
7.30%, 11/15/39	780	1,154,284
8.70%, 06/15/38	75	118,276
Stora Enso OYJ, 7.25%, 04/15/36(a)	470	582,800
Suzano Austria GmbH, 7.00%, 03/16/47 (Call 09/16/46)(a)	935	1,107,975

		10,759,565

Gas — 1.1%
Atmos Energy Corp.
3.38%, 09/15/49 (Call 03/15/49)(b)	950	1,045,175
4.13%, 10/15/44 (Call 04/15/44)	565	671,978
4.13%, 03/15/49 (Call 09/15/48)	285	356,426
4.15%, 01/15/43 (Call 07/15/42)	340	397,817
4.30%, 10/01/48 (Call 04/01/48)(b)	400	504,367
5.50%, 06/15/41 (Call 12/15/40)	305	414,263
Boston Gas Co., 4.49%, 02/15/42(a)	35	43,430
Brooklyn Union Gas Co. (The)
4.27%, 03/15/48 (Call 09/15/47)(a)	1,035	1,275,410

SCHEDULE OF INVESTMENTS

Schedule of Investments (continued) February 29, 2020	iShares® Long-Term Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Gas (continued)
4.49%, 03/04/49 (Call 09/04/48)(a)	$1,300	$1,652,742
4.50%, 03/10/46 (Call 09/10/45)(a)(b)	25	31,391
CenterPoint Energy Resources Corp.
4.10%, 09/01/47 (Call 03/01/47)	365	428,141
5.85%, 01/15/41 (Call 07/15/40)	235	325,685
6.63%, 11/01/37	35	51,063
Centrica PLC, 5.38%, 10/16/43 (Call 04/16/43)(a)	250	309,418
Dominion Energy Gas Holdings LLC
4.60%, 12/15/44 (Call 06/15/44)(b)	500	592,117
4.80%, 11/01/43 (Call 05/01/43)	115	139,548
Series C, 3.90%, 11/15/49 (Call 08/15/49)	270	293,132
KeySpan Gas East Corp., 5.82%, 04/01/41(a)	250	350,127
Korea Gas Corp., 6.25%, 01/20/42(a)	640	1,041,600
Mega Advance Investments Ltd., 6.38%, 05/12/41(a)	200	299,188
Nakilat Inc., 6.07%, 12/31/33(a)(b)	650	788,734
NiSource Inc.
3.95%, 03/30/48 (Call 12/30/47)	435	491,630
4.38%, 05/15/47 (Call 11/15/46)	720	844,687
4.80%, 02/15/44 (Call 08/15/43)	803	974,022
5.25%, 02/15/43 (Call 08/15/42)	687	890,060
5.65%, 02/01/45 (Call 08/01/44)	561	764,847
5.80%, 02/01/42 (Call 08/01/41)	150	197,816
5.95%, 06/15/41 (Call 12/15/40)(b)	560	772,116
ONE Gas Inc.
4.50%, 11/01/48 (Call 05/01/48)(b)	355	442,893
4.66%, 02/01/44 (Call 08/01/43)	235	295,204
Piedmont Natural Gas Co. Inc.
3.64%, 11/01/46 (Call 05/01/46)	70	76,189
4.10%, 09/18/34 (Call 03/18/34)	100	119,737
4.65%, 08/01/43 (Call 02/01/43)	153	186,601
Southern California Gas Co.
3.75%, 09/15/42 (Call 03/15/42)	180	198,594
4.45%, 03/15/44 (Call 09/15/43)	470	565,065
5.13%, 11/15/40	80	102,972
Series UU, 4.13%, 06/01/48 (Call 12/01/47)	155	189,195
Series VV, 4.30%, 01/15/49 (Call 07/15/48)	510	653,383
Series WW, 3.95%, 02/15/50 (Call 08/15/49)(b)	800	990,234
Southern Co. Gas Capital Corp.
3.95%, 10/01/46 (Call 04/01/46)	250	278,144
4.40%, 06/01/43 (Call 12/01/42)	341	399,603
4.40%, 05/30/47 (Call 11/30/46)	210	256,180
5.88%, 03/15/41 (Call 09/15/40)	767	1,077,826
6.00%, 10/01/34	400	549,151
Southwest Gas Corp.
3.80%, 09/29/46 (Call 03/29/46)	175	203,238
4.15%, 06/01/49 (Call 12/01/48)(b)	285	340,374
Spire Inc., 4.70%, 08/15/44 (Call 02/15/44)	100	123,483
Washington Gas Light Co.
3.65%, 09/15/49 (Call 03/15/49)	511	563,168
Series K, 3.80%, 09/15/46 (Call 03/15/46)(b)	210	232,380

		23,790,544

Hand & Machine Tools — 0.1%
Snap-on Inc., 4.10%, 03/01/48 (Call 09/01/47)	450	562,212
Stanley Black & Decker Inc.
4.85%, 11/15/48 (Call 05/15/48)	191	264,939
5.20%, 09/01/40	235	309,478

		1,136,629

Security	Par (000)	Value

Health Care – Products — 1.3%
Abbott Laboratories
4.75%, 11/30/36 (Call 05/30/36)	$2,155	$2,825,984
4.75%, 04/15/43 (Call 10/15/42)	973	1,293,589
4.90%, 11/30/46 (Call 05/30/46)	3,020	4,206,261
5.30%, 05/27/40(b)	310	439,345
6.00%, 04/01/39	200	299,821
Alcon Finance Corp., 3.80%, 09/23/49 (Call 03/23/49)(a)	400	446,439
Baxter International Inc., 3.50%, 08/15/46 (Call 02/15/46)	1,423	1,494,908
Boston Scientific Corp.
4.55%, 03/01/39 (Call 09/01/38)	1,275	1,576,126
4.70%, 03/01/49 (Call 09/01/48)	945	1,232,052
7.00%, 11/15/35	335	492,659
7.38%, 01/15/40	220	351,968
Danaher Corp., 4.38%, 09/15/45 (Call 03/15/45)	465	589,354
DH Europe Finance II Sarl
3.25%, 11/15/39 (Call 05/15/39)	300	325,919
3.40%, 11/15/49 (Call 05/15/49)(b)	810	893,398
Koninklijke Philips NV, 5.00%, 03/15/42(b)	1,080	1,453,427
Medtronic Inc.
4.38%, 03/15/35	2,040	2,596,723
4.63%, 03/15/45	1,871	2,532,034
Stryker Corp.
4.10%, 04/01/43 (Call 10/01/42)	475	559,246
4.38%, 05/15/44 (Call 12/15/43)	266	328,154
4.63%, 03/15/46 (Call 09/15/45)	1,035	1,339,082
Thermo Fisher Scientific Inc.
4.10%, 08/15/47 (Call 02/15/47)	881	1,104,404
5.30%, 02/01/44 (Call 08/01/43)	512	684,457
Zimmer Biomet Holdings Inc.
4.25%, 08/15/35 (Call 02/15/35)	465	505,021
4.45%, 08/15/45 (Call 07/15/45)	315	358,584
5.75%, 11/30/39	200	250,844

		28,179,799

Health Care – Services — 2.8%
Advocate Health & Hospitals Corp., 4.27%, 08/15/48 (Call 02/15/48)	750	972,286
Aetna Inc.
3.88%, 08/15/47 (Call 02/15/47)	465	491,536
4.13%, 11/15/42 (Call 05/15/42)	600	651,266
4.50%, 05/15/42 (Call 11/15/41)	520	586,298
4.75%, 03/15/44 (Call 09/15/43)	380	444,592
6.63%, 06/15/36	380	527,429
6.75%, 12/15/37	435	621,742
Allina Health System, Series 2019, 3.89%, 04/15/49	215	257,139
Anthem Inc.
3.70%, 09/15/49 (Call 03/15/49)(b)	320	327,732
4.38%, 12/01/47 (Call 06/01/47)(b)	895	1,022,623
4.55%, 03/01/48 (Call 09/01/47)	1,030	1,211,736
4.63%, 05/15/42	1,302	1,510,336
4.65%, 01/15/43	829	971,704
4.65%, 08/15/44 (Call 02/15/44)	620	724,481
4.85%, 08/15/54 (Call 02/15/54)	275	332,354
5.10%, 01/15/44(b)	795	982,806
5.95%, 12/15/34	35	47,539
Ascension Health
3.95%, 11/15/46	1,278	1,585,440
4.85%, 11/15/53	166	237,600
Baylor Scott & White Holdings
3.97%, 11/15/46 (Call 05/15/46)	350	430,313
4.19%, 11/15/45 (Call 05/15/45)	201	250,796

2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (continued) February 29, 2020	iShares® Long-Term Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care – Services (continued)
CommonSpirit Health
3.82%, 10/01/49 (Call 04/01/49)(b)	$630	$675,978
4.19%, 10/01/49 (Call 04/01/49)	797	871,786
4.35%, 11/01/42	695	784,242
Dartmouth-Hitchcock Health, Series B, 4.18%, 08/01/48 (Call 02/01/48)	230	289,099
Dignity Health
4.50%, 11/01/42	305	357,715
5.27%, 11/01/64	115	152,681
Duke University Health System Inc., Series 2017, 3.92%, 06/01/47 (Call 12/01/46)	330	417,711
Hackensack Meridian Health Inc., 4.21%, 07/01/48 (Call 01/01/48)	75	95,488
Hartford HealthCare Corp., 3.45%, 07/01/54	100	106,392
HCA Inc.
5.13%, 06/15/39 (Call 12/15/38)(b)	1,362	1,583,370
5.25%, 06/15/49 (Call 12/15/48)	1,425	1,659,844
5.50%, 06/15/47 (Call 12/15/46)	1,360	1,614,075
Humana Inc.
3.95%, 08/15/49 (Call 02/15/49)	780	845,869
4.63%, 12/01/42 (Call 06/01/42)	685	804,533
4.80%, 03/15/47 (Call 09/14/46)(b)	325	396,784
4.95%, 10/01/44 (Call 04/01/44)(b)	285	351,092
8.15%, 06/15/38	100	154,756
Indiana University Health Inc. Obligated Group, 3.97%, 11/01/48 (Call 05/01/48)	100	124,946
Johns Hopkins Health System Corp. (The), 3.84%, 05/15/46	135	166,212
Kaiser Foundation Hospitals
4.15%, 05/01/47 (Call 11/01/46)	2,183	2,756,773
4.88%, 04/01/42	100	136,126
Laboratory Corp. of America Holdings, 4.70%, 02/01/45 (Call 08/01/44)	1,250	1,506,590
Mayo Clinic, Series 2013, 4.00%, 11/15/47	11	13,932
McLaren Health Care Corp., Series A, 4.39%, 05/15/48 (Call 11/15/47)	25	31,802
Memorial Sloan-Kettering Cancer Center
4.13%, 07/01/52	325	410,973
5.00%, 07/01/42	45	62,281
Series 2015, 4.20%, 07/01/55	465	601,183
Montefiore Obligated Group, Series 18-C, 5.24%, 11/01/48 (Call 05/01/48)	370	459,839
Mount Sinai Hospitals Group Inc., Series 2017, 3.98%, 07/01/48(b)	205	240,275
New York and Presbyterian Hospital (The)
4.02%, 08/01/45	101	126,453
4.06%, 08/01/56	450	562,066
4.76%, 08/01/2116	55	75,737
Series 2019, 3.95%, 12/31/99 (Call 02/01/2119)	750	901,840
Northwell Healthcare Inc.
3.81%, 11/01/49 (Call 11/01/48)	110	123,382
3.98%, 11/01/46 (Call 11/01/45)	890	1,031,675
4.26%, 11/01/47 (Call 11/01/46)	710	843,260
Ochsner Clinic Foundation, 5.90%, 05/15/45 (Call 11/15/44)	75	110,059
Partners Healthcare System Inc., Series 2020, 3.19%, 07/01/49 (Call 01/01/49)	1,135	1,199,631
Providence St Joseph Health Obligated Group
Series A, 3.93%, 10/01/48 (Call 04/01/48)(b)	115	140,494
Series I, 3.74%, 10/01/47	250	292,966

Security	Par (000)	Value

Health Care – Services (continued)
Quest Diagnostics Inc., 4.70%, 03/30/45 (Call 09/30/44)	$527	$640,053
Roche Holdings Inc., 4.00%, 11/28/44 (Call 05/28/44)(a)(b)	261	336,545
Southern Baptist Hospital of Florida Inc., 4.86%, 07/15/45 (Call 01/15/45)	25	33,098
Spectrum Health System Obligated Group, Series 19A, 3.49%, 07/15/49 (Call 01/15/49)	100	114,103
Stanford Health Care, Series 2018, 3.80%, 11/15/48 (Call 05/15/48)	375	463,286
Sutter Health, Series 2018, 4.09%, 08/15/48 (Call 02/15/48)	395	497,661
Texas Health Resources, 4.33%, 11/15/55	9	11,879
Toledo Hospital (The)
4.98%, 11/15/45 (Call 05/15/45)(b)	50	54,620
5.75%, 11/15/38 (Call 11/15/28)	165	200,555
6.02%, 11/15/48(b)	530	686,547
UnitedHealth Group Inc.
3.50%, 08/15/39 (Call 02/15/39)	377	415,350
3.70%, 08/15/49 (Call 02/15/49)(b)	1,145	1,277,075
3.75%, 10/15/47 (Call 04/15/47)	870	983,526
3.88%, 08/15/59 (Call 02/15/59)	1,325	1,508,984
3.95%, 10/15/42 (Call 04/15/42)	617	710,465
4.20%, 01/15/47 (Call 07/15/46)	493	590,993
4.25%, 03/15/43 (Call 09/15/42)	1,000	1,193,797
4.25%, 04/15/47 (Call 10/15/46)	430	519,803
4.25%, 06/15/48 (Call 12/15/47)	1,007	1,220,662
4.38%, 03/15/42 (Call 09/15/41)	350	423,411
4.45%, 12/15/48 (Call 06/15/48)	1,065	1,332,015
4.63%, 07/15/35	1,539	1,923,831
4.63%, 11/15/41 (Call 05/15/41)(b)	405	504,810
4.75%, 07/15/45	1,000	1,283,274
5.70%, 10/15/40 (Call 04/15/40)	330	461,703
5.80%, 03/15/36	390	535,760
5.95%, 02/15/41 (Call 08/15/40)	400	575,478
6.50%, 06/15/37	415	613,188
6.63%, 11/15/37	486	728,634
6.88%, 02/15/38	980	1,498,553
Willis-Knighton Medical Center, Series 2018, 4.81%, 09/01/48 (Call 03/01/48)	135	180,687

		58,788,004

Holding Companies – Diversified — 0.1%
CK Hutchison International 19 II Ltd., 3.38%, 09/06/49 (Call 03/06/49)(a)	1,000	1,122,500
Hutchison Whampoa International Ltd., 7.45%, 11/24/33(a)(b)	275	430,289

		1,552,789

Home Furnishings — 0.1%
Whirlpool Corp.
4.50%, 06/01/46 (Call 12/01/45)	755	838,253
5.15%, 03/01/43	200	230,014

		1,068,267

Household Products & Wares — 0.2%
Kimberly-Clark Corp.
2.88%, 02/07/50 (Call 08/07/49)	400	411,795
3.20%, 07/30/46 (Call 01/30/46)(b)	755	824,358
3.90%, 05/04/47 (Call 11/04/46)	310	379,256
5.30%, 03/01/41(b)	31	42,972
6.63%, 08/01/37	330	506,395

SCHEDULE OF INVESTMENTS

Schedule of Investments (continued) February 29, 2020	iShares® Long-Term Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Household Products & Wares (continued)
SC Johnson & Son Inc., 4.75%, 10/15/46 (Call 04/15/46)(a)	$1,025	$1,358,672

		3,523,448

Insurance — 5.3%
ACE Capital Trust II, Series N, 9.70%, 04/01/30	100	150,000
Aflac Inc.
4.00%, 10/15/46 (Call 04/15/46)	395	475,623
4.75%, 01/15/49 (Call 07/15/48)	1,035	1,379,928
6.45%, 08/15/40(b)	131	196,724
AIA Group Ltd., 4.50%, 03/16/46 (Call 09/16/45)(a)	200	255,373
AIG SunAmerica Global Financing X, 6.90%, 03/15/32(a)(b)	575	840,995
Alleghany Corp., 4.90%, 09/15/44 (Call 03/15/44)	140	180,678
Allstate Corp. (The)
3.85%, 08/10/49 (Call 02/10/49)(b)	805	961,813
4.20%, 12/15/46 (Call 06/15/46)	620	794,032
4.50%, 06/15/43	335	437,010
5.35%, 06/01/33(b)	388	527,484
5.55%, 05/09/35	376	523,925
5.95%, 04/01/36	150	219,307
6.50%, 05/15/67 (Call 05/15/37)(c)	195	247,650
American Financial Group Inc./OH, 4.50%, 06/15/47 (Call 12/15/46)	425	525,761
American International Group Inc.
3.88%, 01/15/35 (Call 07/15/34)	1,496	1,708,383
4.38%, 01/15/55 (Call 07/15/54)	495	575,244
4.50%, 07/16/44 (Call 01/16/44)	1,041	1,275,712
4.70%, 07/10/35 (Call 01/10/35)	760	935,651
4.75%, 04/01/48 (Call 10/01/47)(b)	1,095	1,402,672
4.80%, 07/10/45 (Call 01/10/45)	1,045	1,332,402
6.25%, 05/01/36	990	1,352,194
8.18%, 05/15/68 (Call 05/15/38)(c)	170	232,050
Aon Corp., 6.25%, 09/30/40	600	892,457
Aon PLC
4.45%, 05/24/43 (Call 02/24/43)	505	608,915
4.60%, 06/14/44 (Call 03/14/44)(b)	705	890,779
4.75%, 05/15/45 (Call 11/15/44)(b)	441	580,074
Arch Capital Finance LLC, 5.03%, 12/15/46 (Call 06/15/46)	270	373,520
Arch Capital Group Ltd., 7.35%, 05/01/34(b)	270	418,323
Arch Capital Group U.S. Inc., 5.14%, 11/01/43	470	653,183
Assurant Inc., 6.75%, 02/15/34	48	63,233
AXA SA, 8.60%, 12/15/30	2,015	2,979,681
AXIS Specialty Finance PLC, 5.15%, 04/01/45	510	630,438
Berkshire Hathaway Finance Corp.
4.20%, 08/15/48 (Call 02/15/48)	1,965	2,400,929
4.25%, 01/15/49 (Call 07/15/48)	1,243	1,546,989
4.30%, 05/15/43(b)	373	461,018
4.40%, 05/15/42	715	891,051
5.75%, 01/15/40	445	643,993
Berkshire Hathaway Inc., 4.50%, 02/11/43	715	913,557
Brighthouse Financial Inc., 4.70%, 06/22/47 (Call 12/22/46)	1,174	1,186,395
Chubb Corp. (The), 6.00%, 05/11/37	210	317,469
Chubb INA Holdings Inc.
4.15%, 03/13/43	250	310,543
4.35%, 11/03/45 (Call 05/03/45)	860	1,112,073
Equitable Holdings Inc., 5.00%, 04/20/48 (Call 10/20/47)	1,140	1,291,384
Everest Reinsurance Holdings Inc., 4.87%, 06/01/44	450	560,754

Security	Par (000)	Value

Insurance (continued)
Farmers Exchange Capital II, 6.15%, 11/01/53 (Call 11/01/33)(a)(c)	$10	$13,184
Farmers Exchange Capital III, 5.45%, 10/15/54 (Call 10/15/34)(a)(c)	615	743,037
Farmers Insurance Exchange, 4.75%, 11/01/57 (Call 11/01/37)(a)(c)	300	327,952
Great-West Lifeco Finance 2018 LP, 4.58%, 05/17/48 (Call 11/17/47)(a)	1,000	1,306,670
Great-West Lifeco Finance Delaware LP, 4.15%, 06/03/47 (Call 12/03/46)(a)	50	61,420
Guardian Life Insurance Co. of America (The)
3.70%, 01/22/70 (Call 07/22/69)(a)	50	56,349
4.85%, 01/24/77(a)	475	645,318
4.88%, 06/19/64(a)	275	380,468
Harborwalk Funding Trust, 5.08%, 02/15/69 (Call 02/15/49)(a)(c)	590	750,483
Hartford Financial Services Group Inc. (The)
3.60%, 08/19/49 (Call 02/19/49)(b)	860	944,344
4.30%, 04/15/43	179	218,034
4.40%, 03/15/48 (Call 09/15/47)	415	517,653
5.95%, 10/15/36	216	303,622
6.10%, 10/01/41	520	764,642
6.63%, 03/30/40	520	779,681
Liberty Mutual Group Inc.
3.95%, 10/15/50 (Call 04/15/50)(a)(b)	1,326	1,459,800
4.50%, 06/15/49 (Call 12/15/48)(a)(b)	667	805,621
Liberty Mutual Insurance Co., 7.70%, 10/15/97(a)(b)	85	144,610
Lincoln National Corp.
4.35%, 03/01/48 (Call 09/01/47)	860	1,012,357
6.30%, 10/09/37	116	164,031
7.00%, 06/15/40(b)	625	978,841
Loews Corp.
4.13%, 05/15/43 (Call 11/15/42)	310	383,666
6.00%, 02/01/35	354	497,847
Manulife Financial Corp., 5.38%, 03/04/46	860	1,246,838
Markel Corp.
4.15%, 09/17/50 (Call 03/17/50)(b)	685	783,769
4.30%, 11/01/47 (Call 05/01/47)	285	318,699
5.00%, 03/30/43	350	410,724
5.00%, 04/05/46	595	728,126
5.00%, 05/20/49 (Call 11/20/48)	325	408,868
Marsh & McLennan Companies Inc.
4.20%, 03/01/48 (Call 09/01/47)	385	461,456
4.35%, 01/30/47 (Call 07/30/46)	782	968,256
4.75%, 03/15/39 (Call 09/15/38)	170	221,590
4.90%, 03/15/49 (Call 09/15/48)	1,115	1,523,209
5.88%, 08/01/33	75	100,652
Massachusetts Mutual Life Insurance Co.
3.73%, 10/15/70(a)(b)	931	997,220
4.90%, 04/01/77(a)	190	268,829
MetLife Capital Trust IV, 7.88%, 12/15/37 (Call 12/15/32)(a)	155	208,475
MetLife Inc.
4.05%, 03/01/45	1,666	1,996,381
4.13%, 08/13/42	766	915,323
4.60%, 05/13/46 (Call 12/13/45)	455	591,756
4.88%, 11/13/43	565	754,580
5.70%, 06/15/35	350	483,922
5.88%, 02/06/41	1,050	1,497,880
6.38%, 06/15/34	570	847,845

2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (continued) February 29, 2020	iShares® Long-Term Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
6.40%, 12/15/66 (Call 12/15/31)	$1,258	$1,553,882
6.50%, 12/15/32	655	967,792
9.25%, 04/08/38 (Call 04/08/33)(a)(b)	125	186,250
10.75%, 08/01/69 (Call 08/01/34)	176	293,040
Series N, 4.72%, 12/15/44	875	1,136,146
Mutual of Omaha Insurance Co., 6.80%, 06/15/36(a)	75	105,351
Nationwide Financial Services Inc.
3.90%, 11/30/49 (Call 05/30/49)(a)(b)	1,520	1,737,704
5.30%, 11/18/44(a)	450	585,439
Nationwide Mutual Insurance Co.
4.95%, 04/22/44(a)	750	979,128
8.25%, 12/01/31(a)	200	307,451
9.38%, 08/15/39(a)	435	788,274
New York Life Insurance Co.
4.45%, 05/15/69 (Call 11/15/68)(a)	642	836,525
5.88%, 05/15/33(a)(b)	980	1,385,691
6.75%, 11/15/39(a)	1,160	1,833,587
Nippon Life Insurance Co., 3.40%, 01/23/50 (Call 01/23/30)(a)(c)	700	721,000
Northwestern Mutual Life Insurance Co. (The)
3.63%, 09/30/59 (Call 03/30/59)(a)	1,694	1,888,663
3.85%, 09/30/47 (Call 03/30/47)(a)(b)	750	857,632
Ohio National Financial Services Inc., 6.63%, 05/01/31(a)	150	164,584
Ohio National Life Insurance Co. (The), 6.88%, 06/15/42(a)(b)	300	351,973
Pacific Life Insurance Co., 4.30%, 10/24/67 (Call 10/24/47)(a)(c)	760	852,918
Principal Financial Group Inc.
4.30%, 11/15/46 (Call 05/15/46)(b)	133	163,300
4.35%, 05/15/43	325	402,678
4.63%, 09/15/42	40	50,500
6.05%, 10/15/36	191	272,596
Progressive Corp. (The)
3.70%, 01/26/45	210	241,289
4.13%, 04/15/47 (Call 10/15/46)	673	840,464
4.20%, 03/15/48 (Call 09/15/47)	940	1,188,514
4.35%, 04/25/44	171	213,835
6.25%, 12/01/32	240	349,587
Prudential Financial Inc.
3.70%, 03/13/51 (Call 09/13/50)	75	79,765
3.91%, 12/07/47 (Call 06/07/47)	974	1,101,597
3.94%, 12/07/49 (Call 06/07/49)(b)	1,438	1,612,102
4.35%, 02/25/50 (Call 08/25/49)	1,379	1,642,724
4.42%, 03/27/48 (Call 09/27/47)	550	663,726
4.60%, 05/15/44	480	604,429
5.70%, 12/14/36	780	1,116,810
6.63%, 06/21/40	150	228,665
Series B, 5.75%, 07/15/33	100	136,418
Series D, 6.63%, 12/01/37(b)	65	98,657
Securian Financial Group Inc., 4.80%, 04/15/48(a)(b)	315	428,819
Selective Insurance Group Inc., 5.38%, 03/01/49 (Call 09/01/48)	230	303,375
Sompo International Holdings Ltd., 7.00%, 07/15/34	400	578,753
Teachers Insurance & Annuity Association of America
4.27%, 05/15/47 (Call 11/15/46)(a)(b)	2,635	3,244,229
4.90%, 09/15/44(a)	826	1,089,602
6.85%, 12/16/39(a)(b)	186	285,031
Transatlantic Holdings Inc., 8.00%, 11/30/39	275	457,755
Travelers Companies Inc. (The)
3.75%, 05/15/46 (Call 11/15/45)(b)	530	621,530

Security	Par (000)	Value

Insurance (continued)
4.00%, 05/30/47 (Call 11/30/46)	$457	$566,447
4.05%, 03/07/48 (Call 09/07/47)	639	799,378
4.10%, 03/04/49 (Call 09/04/48)	715	919,066
4.30%, 08/25/45 (Call 02/25/45)	535	673,142
4.60%, 08/01/43	108	141,667
5.35%, 11/01/40	563	795,642
6.25%, 06/15/37	450	670,048
6.75%, 06/20/36	325	500,936
Travelers Property Casualty Corp., 6.38%, 03/15/33	400	599,847
Unum Group
4.50%, 12/15/49 (Call 06/15/49)	635	684,059
5.75%, 08/15/42	360	432,701
Voya Financial Inc.
4.80%, 06/15/46	100	129,036
5.70%, 07/15/43	660	934,883
Western & Southern Financial Group Inc., 5.75%, 07/15/33(a)	200	269,402
Western & Southern Life Insurance Co. (The), 5.15%, 01/15/49 (Call 07/15/48)(a)	150	200,381
Willis North America Inc.
3.88%, 09/15/49 (Call 03/15/49)(b)	310	342,106
5.05%, 09/15/48 (Call 03/15/48)	805	1,037,791
WR Berkley Corp., 4.75%, 08/01/44	210	264,464
XLIT Ltd.
5.25%, 12/15/43	150	218,004
5.50%, 03/31/45(b)	661	944,833

		111,925,010

Internet — 0.9%
Alibaba Group Holding Ltd.
4.00%, 12/06/37 (Call 06/06/37)	1,615	1,832,944
4.20%, 12/06/47 (Call 06/06/47)	1,285	1,547,622
4.40%, 12/06/57 (Call 06/06/57)	435	548,236
4.50%, 11/28/34 (Call 05/28/34)	625	766,406
Amazon.com Inc.
3.88%, 08/22/37 (Call 02/22/37)	2,490	2,995,434
4.05%, 08/22/47 (Call 02/22/47)(b)	1,555	2,000,589
4.25%, 08/22/57 (Call 02/22/57)(b)	1,942	2,607,691
4.80%, 12/05/34 (Call 06/05/34)	1,932	2,560,519
4.95%, 12/05/44 (Call 06/05/44)	1,475	2,078,275
eBay Inc., 4.00%, 07/15/42 (Call 01/15/42)	1,217	1,224,580
Tencent Holdings Ltd.
3.93%, 01/19/38 (Call 07/19/37)(a)(b)	1,300	1,471,431
4.53%, 04/11/49 (Call 10/11/48)(a)	200	259,000

		19,892,727

Iron & Steel — 0.4%
ArcelorMittal SA
6.75%, 03/01/41(b)	560	730,512
7.00%, 10/15/39	646	815,281
Nucor Corp.
4.40%, 05/01/48 (Call 11/01/47)	385	465,170
5.20%, 08/01/43 (Call 02/01/43)	719	957,599
6.40%, 12/01/37(b)	632	924,160
Vale Overseas Ltd.
6.88%, 11/21/36	1,105	1,455,606
6.88%, 11/10/39	1,320	1,750,031
8.25%, 01/17/34	50	69,813
Vale SA, 5.63%, 09/11/42	455	528,938

		7,697,110

SCHEDULE OF INVESTMENTS

Schedule of Investments (continued) February 29, 2020	iShares® Long-Term Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Leisure Time — 0.0%
Harley-Davidson Inc., 4.63%, 07/28/45 (Call 01/28/45)	$225	$259,697

Lodging — 0.0%
Marriott International Inc./MD, 4.50%, 10/01/34 (Call 04/01/34)	780	925,877

Machinery — 0.6%
ABB Finance USA Inc., 4.38%, 05/08/42	537	703,670
Caterpillar Inc.
3.25%, 09/19/49 (Call 03/19/49)	955	1,031,647
3.80%, 08/15/42(b)	1,223	1,457,054
4.30%, 05/15/44 (Call 11/15/43)	525	658,209
4.75%, 05/15/64 (Call 11/15/63)	780	1,065,997
5.20%, 05/27/41	620	869,758
5.30%, 09/15/35	86	116,765
6.05%, 08/15/36	186	269,748
Crane Co., 4.20%, 03/15/48 (Call 09/15/47)	70	76,466
Deere & Co.
2.88%, 09/07/49 (Call 03/07/49)	865	892,762
3.90%, 06/09/42 (Call 12/09/41)(b)	1,003	1,229,535
7.13%, 03/03/31	188	276,860
Dover Corp.
5.38%, 10/15/35	140	187,948
5.38%, 03/01/41 (Call 12/01/40)	460	619,375
Otis Worldwide Corp.
3.11%, 02/15/40 (Call 08/15/39)(a)	1,000	1,024,923
3.36%, 02/15/50 (Call 08/15/49)(a)	1,245	1,282,614
Rockwell Automation Inc., 4.20%, 03/01/49 (Call 09/01/48)(b)	876	1,131,933
Xylem Inc./NY, 4.38%, 11/01/46 (Call 05/01/46)	275	333,921

		13,229,185

Manufacturing — 1.4%
3M Co.
3.13%, 09/19/46 (Call 03/19/46)(b)	450	457,495
3.25%, 08/26/49 (Call 02/26/49)(b)	801	840,608
3.63%, 10/15/47 (Call 04/15/47)	341	378,290
3.88%, 06/15/44	150	171,957
4.00%, 09/14/48 (Call 03/14/48)(b)	1,183	1,406,477
5.70%, 03/15/37	215	308,768
Eaton Corp.
4.00%, 11/02/32	1,125	1,364,709
4.15%, 11/02/42	1,110	1,383,773
General Electric Co.
4.13%, 10/09/42	307	329,101
4.50%, 03/11/44	525	613,161
5.88%, 01/14/38(b)	2,583	3,358,996
6.15%, 08/07/37	1,829	2,402,002
6.88%, 01/10/39	1,450	2,020,610
Series A, 6.75%, 03/15/32	2,555	3,476,864
Illinois Tool Works Inc.
3.90%, 09/01/42 (Call 03/01/42)	1,292	1,630,728
4.88%, 09/15/41 (Call 03/15/41)	570	787,007
Ingersoll-Rand Global Holding Co. Ltd.
4.30%, 02/21/48 (Call 08/21/47)	125	149,106
5.75%, 06/15/43	680	968,119
Ingersoll-Rand Luxembourg Finance SA
4.50%, 03/21/49 (Call 09/21/48)	405	520,876
4.65%, 11/01/44 (Call 05/01/44)	165	205,271
Parker-Hannifin Corp.
4.00%, 06/14/49 (Call 12/14/48)(b)	900	1,043,139

Security	Par (000)	Value

Manufacturing (continued)
4.10%, 03/01/47 (Call 09/01/46)	$290	$335,732
4.20%, 11/21/34 (Call 05/21/34)(b)	362	434,819
4.45%, 11/21/44 (Call 05/21/44)	820	996,041
Series A, 6.25%, 05/15/38	455	647,735
Siemens Financieringsmaatschappij NV
3.30%, 09/15/46(a)	1,220	1,357,084
4.20%, 03/16/47(a)(b)	1,195	1,537,916
4.40%, 05/27/45(a)	1,088	1,389,345

		30,515,729

Media — 5.0%
Charter Communications Operating LLC/Charter Communications Operating Capital
4.80%, 03/01/50 (Call 09/01/49)	1,105	1,194,018
5.13%, 07/01/49 (Call 01/01/49)	715	803,666
5.38%, 04/01/38 (Call 10/01/37)(b)	1,144	1,327,287
5.38%, 05/01/47 (Call 11/01/46)	2,435	2,785,906
5.75%, 04/01/48 (Call 10/01/47)	2,587	3,080,541
6.38%, 10/23/35 (Call 04/23/35)	1,220	1,611,400
6.48%, 10/23/45 (Call 04/23/45)	2,540	3,264,304
6.83%, 10/23/55 (Call 04/23/55)	752	1,017,374
Comcast Corp.
3.20%, 07/15/36 (Call 01/15/36)(b)	805	868,917
3.25%, 11/01/39 (Call 05/01/39)	2,950	3,187,969
3.40%, 07/15/46 (Call 01/15/46)	1,540	1,656,267
3.45%, 02/01/50 (Call 08/01/49)	1,285	1,418,546
3.90%, 03/01/38 (Call 09/01/37)	1,083	1,260,876
3.97%, 11/01/47 (Call 05/01/47)	1,950	2,294,093
4.00%, 08/15/47 (Call 02/15/47)	1,030	1,217,019
4.00%, 03/01/48 (Call 09/01/47)	893	1,058,610
4.00%, 11/01/49 (Call 05/01/49)(b)	1,975	2,347,821
4.05%, 11/01/52 (Call 05/01/52)	1,145	1,363,991
4.20%, 08/15/34 (Call 02/15/34)	1,001	1,210,615
4.25%, 10/15/30 (Call 07/15/30)	2,330	2,774,299
4.25%, 01/15/33	1,505	1,810,357
4.40%, 08/15/35 (Call 02/25/35)	605	742,928
4.50%, 01/15/43	1,105	1,380,079
4.60%, 10/15/38 (Call 04/15/38)	2,215	2,766,785
4.60%, 08/15/45 (Call 02/15/45)	995	1,266,313
4.65%, 07/15/42	860	1,079,139
4.70%, 10/15/48 (Call 04/15/48)	3,595	4,726,441
4.75%, 03/01/44	1,100	1,420,345
4.95%, 10/15/58 (Call 04/15/58)	1,235	1,694,453
5.65%, 06/15/35	296	410,123
6.40%, 05/15/38(b)	124	183,572
6.45%, 03/15/37	270	397,820
6.50%, 11/15/35	710	1,069,439
6.55%, 07/01/39	80	121,734
6.95%, 08/15/37	798	1,224,030
7.05%, 03/15/33(b)	671	1,012,101
Cox Communications Inc.
4.50%, 06/30/43 (Call 12/30/42)(a)	71	79,733
4.60%, 08/15/47 (Call 02/15/47)(a)	1,530	1,829,363
4.70%, 12/15/42(a)	275	318,722
8.38%, 03/01/39(a)	800	1,298,789
Discovery Communications LLC
4.88%, 04/01/43	975	1,101,341
4.95%, 05/15/42	675	765,425
5.00%, 09/20/37 (Call 03/20/37)	1,240	1,422,996
5.20%, 09/20/47 (Call 03/20/47)	685	807,561
5.30%, 05/15/49 (Call 11/15/48)	662	801,385

2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (continued) February 29, 2020	iShares® Long-Term Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Media (continued)
6.35%, 06/01/40	$625	$827,197
Fox Corp.
5.48%, 01/25/39 (Call 07/25/38)(a)	1,483	1,900,473
5.58%, 01/25/49 (Call 07/25/48)(a)	1,125	1,510,938
Grupo Televisa SAB
5.00%, 05/13/45 (Call 11/13/44)(b)	1,060	1,240,200
5.25%, 05/24/49 (Call 11/24/48)(b)	500	615,781
6.13%, 01/31/46 (Call 06/30/45)	200	269,188
6.63%, 01/15/40	429	588,668
NBCUniversal Media LLC
4.45%, 01/15/43	970	1,193,246
5.95%, 04/01/41	865	1,257,179
Thomson Reuters Corp.
5.50%, 08/15/35	150	184,215
5.65%, 11/23/43 (Call 05/23/43)	585	783,871
5.85%, 04/15/40	375	495,094
Time Warner Cable LLC
4.50%, 09/15/42 (Call 03/15/42)	770	800,971
5.50%, 09/01/41 (Call 03/01/41)	1,140	1,332,444
5.88%, 11/15/40 (Call 05/15/40)	1,425	1,703,019
6.55%, 05/01/37	1,207	1,571,480
6.75%, 06/15/39	720	932,600
7.30%, 07/01/38	801	1,097,247
Time Warner Entertainment Co. LP, 8.38%, 07/15/33	970	1,427,167
TWDC Enterprises 18 Corp.
3.00%, 07/30/46	375	398,213
3.70%, 12/01/42	507	588,419
4.13%, 06/01/44	775	973,334
4.38%, 08/16/41(b)	400	501,323
Series B, 7.00%, 03/01/32	200	299,815
Series E, 4.13%, 12/01/41	250	305,794
ViacomCBS Inc.
4.38%, 03/15/43	1,175	1,261,830
4.60%, 01/15/45 (Call 07/15/44)	805	883,104
4.85%, 07/01/42 (Call 01/01/42)	365	413,603
4.90%, 08/15/44 (Call 02/15/44)	625	709,567
5.25%, 04/01/44 (Call 10/01/43)(b)	485	570,787
5.50%, 05/15/33	360	451,627
5.85%, 09/01/43 (Call 03/01/43)	955	1,206,703
5.90%, 10/15/40 (Call 04/15/40)	215	272,813
6.88%, 04/30/36	785	1,073,909
7.88%, 07/30/30	415	599,739
Walt Disney Co. (The)
2.75%, 09/01/49 (Call 03/01/49)(b)	1,150	1,165,370
4.75%, 09/15/44 (Call 03/15/44)	728	963,585
4.75%, 11/15/46 (Call 05/15/46)	45	60,840
4.95%, 10/15/45 (Call 04/15/45)	495	680,053
5.40%, 10/01/43	505	723,244
6.15%, 03/01/37	60	87,479
6.15%, 02/15/41	74	111,631
6.20%, 12/15/34	2,195	3,239,800
6.40%, 12/15/35	722	1,077,853
6.55%, 03/15/33	1,070	1,576,981
6.65%, 11/15/37	1,025	1,579,098

		106,981,985

Metal Fabricate & Hardware — 0.1%
Precision Castparts Corp.
3.90%, 01/15/43 (Call 07/15/42)	491	588,696
4.38%, 06/15/45 (Call 12/15/44)	506	649,368

Security	Par (000)	Value

Metal Fabricate & Hardware (continued)
Valmont Industries Inc.
5.00%, 10/01/44 (Call 04/01/44)(b)	$410	$471,493
5.25%, 10/01/54 (Call 04/01/54)	571	647,117

		2,356,674

Mining — 1.6%
Barrick Gold Corp.
5.25%, 04/01/42	1,507	1,995,388
6.45%, 10/15/35	70	99,896
Barrick North America Finance LLC
5.70%, 05/30/41	516	700,512
5.75%, 05/01/43	1,074	1,514,917
7.50%, 09/15/38	222	336,367
Barrick PD Australia Finance Pty Ltd., 5.95%, 10/15/39	374	511,843
BHP Billiton Finance USA Ltd.
4.13%, 02/24/42	674	825,737
5.00%, 09/30/43(b)	2,147	2,891,115
Corp. Nacional del Cobre de Chile
3.70%, 01/30/50 (Call 07/30/49)(a)(b)	1,500	1,517,344
4.25%, 07/17/42(a)	1,235	1,350,395
4.38%, 02/05/49 (Call 08/05/48)(a)	1,575	1,781,227
4.50%, 08/01/47 (Call 02/01/47)(a)	1,050	1,204,875
4.88%, 11/04/44(a)	60	71,850
5.63%, 10/18/43(a)	1,200	1,569,375
Glencore Canada Corp., 6.20%, 06/15/35	35	42,391
Glencore Finance Canada Ltd.
5.55%, 10/25/42(a)(b)	225	256,122
6.00%, 11/15/41(a)(b)	185	220,875
6.90%, 11/15/37(a)	100	128,064
Indonesia Asahan Aluminium Persero PT, 6.76%, 11/15/48(a)	800	1,052,600
Industrias Penoles SAB de CV, 5.65%, 09/12/49 (Call 03/12/49)(a)	400	442,000
Kinross Gold Corp., 6.88%, 09/01/41 (Call 03/01/41)	40	49,524
Minera Mexico SA de CV, 4.50%, 01/26/50 (Call 07/26/49)(a)	625	634,375
Newmont Corp.
4.88%, 03/15/42 (Call 09/15/41)	1,038	1,304,751
5.45%, 06/09/44 (Call 12/09/43)	504	675,950
5.88%, 04/01/35	250	352,382
6.25%, 10/01/39	893	1,272,825
Rio Tinto Alcan Inc.
5.75%, 06/01/35	136	186,969
6.13%, 12/15/33	586	848,468
7.25%, 03/15/31(b)	791	1,166,272
Rio Tinto Finance USA Ltd., 5.20%, 11/02/40	465	644,693
Rio Tinto Finance USA PLC
4.13%, 08/21/42 (Call 02/21/42)	1,455	1,757,662
4.75%, 03/22/42 (Call 09/22/41)	415	549,583
Southern Copper Corp.
5.25%, 11/08/42	805	937,825
5.88%, 04/23/45(b)	1,195	1,521,758
6.75%, 04/16/40	835	1,147,864
7.50%, 07/27/35	630	889,481
Teck Resources Ltd.
5.20%, 03/01/42 (Call 09/01/41)	445	443,458
5.40%, 02/01/43 (Call 08/01/42)	450	461,334
6.00%, 08/15/40 (Call 02/15/40)	415	469,917
6.13%, 10/01/35	410	487,670

SCHEDULE OF INVESTMENTS

Schedule of Investments (continued) February 29, 2020	iShares® Long-Term Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mining (continued)
6.25%, 07/15/41 (Call 01/15/41)(b)	$510	$588,730

		34,904,384

Oil & Gas — 7.7%
Apache Corp.
4.25%, 01/15/44 (Call 07/15/43)	533	473,989
4.75%, 04/15/43 (Call 10/15/42)	1,197	1,130,486
5.10%, 09/01/40 (Call 03/01/40)	730	742,764
5.25%, 02/01/42 (Call 08/01/41)	455	469,623
5.35%, 07/01/49 (Call 01/01/49)(b)	425	440,633
Burlington Resources LLC
5.95%, 10/15/36	385	535,314
7.20%, 08/15/31(b)	450	650,168
7.40%, 12/01/31	345	498,464
Canadian Natural Resources Ltd.
4.95%, 06/01/47 (Call 12/01/46)	856	1,017,783
5.85%, 02/01/35	200	258,543
6.25%, 03/15/38	575	749,868
6.45%, 06/30/33	855	1,146,557
6.50%, 02/15/37	225	300,734
6.75%, 02/01/39	185	259,217
7.20%, 01/15/32	300	414,781
Cenovus Energy Inc.
5.25%, 06/15/37 (Call 12/15/36)	920	982,378
5.40%, 06/15/47 (Call 12/15/46)	932	1,021,685
6.75%, 11/15/39	898	1,110,952
CNOOC Finance 2012 Ltd., 5.00%, 05/02/42(a)	250	334,453
CNOOC Finance 2013 Ltd.
3.30%, 09/30/49 (Call 03/30/49)(b)	600	654,563
4.25%, 05/09/43	750	929,063
CNOOC Finance 2015 Australia Pty Ltd., 4.20%, 05/05/45	400	493,000
CNOOC Nexen Finance 2014 ULC, 4.88%, 04/30/44	965	1,286,828
CNPC HK Overseas Capital Ltd., 5.95%, 04/28/41(a)	450	669,938
Concho Resources Inc.
4.85%, 08/15/48 (Call 02/15/48)	460	506,166
4.88%, 10/01/47 (Call 04/01/47)(b)	1,165	1,372,446
Conoco Funding Co., 7.25%, 10/15/31	630	907,815
ConocoPhillips
5.90%, 10/15/32	617	828,897
5.90%, 05/15/38	310	429,580
6.50%, 02/01/39	2,348	3,476,774
ConocoPhillips Co.
4.30%, 11/15/44 (Call 05/15/44)	1,109	1,330,824
5.95%, 03/15/46 (Call 09/15/45)	450	668,212
Continental Resources Inc./OK, 4.90%, 06/01/44 (Call 12/01/43)(b)	977	861,550
Devon Energy Corp.
4.75%, 05/15/42 (Call 11/15/41)	329	337,082
5.00%, 06/15/45 (Call 12/15/44)	612	657,817
5.60%, 07/15/41 (Call 01/15/41)	1,246	1,416,941
7.95%, 04/15/32	150	209,509
Ecopetrol SA
5.88%, 05/28/45(b)	1,410	1,684,950
7.38%, 09/18/43	950	1,292,594
Empresa Nacional del Petroleo, 4.50%, 09/14/47 (Call 03/14/47)(a)	750	773,789
EOG Resources Inc.
3.90%, 04/01/35 (Call 10/01/34)(b)	800	936,263
5.10%, 01/15/36 (Call 07/15/35)	195	260,125
Equinor ASA
3.25%, 11/18/49 (Call 05/18/49)(b)	900	959,276

Security	Par (000)	Value

Oil & Gas (continued)
3.95%, 05/15/43	$609	$708,285
4.25%, 11/23/41	700	850,770
4.80%, 11/08/43	738	974,945
5.10%, 08/17/40	707	943,827
Exxon Mobil Corp.
3.00%, 08/16/39 (Call 02/16/39)	700	730,790
3.10%, 08/16/49 (Call 02/16/49)	1,475	1,521,870
3.57%, 03/06/45 (Call 09/06/44)	1,239	1,374,296
4.11%, 03/01/46 (Call 09/01/45)(b)	2,381	2,877,153
Gazprom PJSC Via Gaz Capital SA, 7.29%, 08/16/37(a)	1,200	1,655,625
Hess Corp.
5.60%, 02/15/41	1,277	1,377,963
5.80%, 04/01/47 (Call 10/01/46)	495	547,818
6.00%, 01/15/40(b)	665	742,653
7.13%, 03/15/33	300	380,608
7.30%, 08/15/31	770	985,826
Husky Energy Inc., 6.80%, 09/15/37	108	143,776
KazMunayGas National Co. JSC
5.38%, 04/24/30(a)	900	1,046,813
6.38%, 10/24/48(a)	1,150	1,518,180
Marathon Oil Corp.
5.20%, 06/01/45 (Call 12/01/44)(b)	840	938,682
6.60%, 10/01/37(b)	540	665,898
6.80%, 03/15/32	641	803,830
Marathon Petroleum Corp.
4.50%, 04/01/48 (Call 10/01/47)	458	522,232
4.75%, 09/15/44 (Call 03/15/44)	697	798,785
5.00%, 09/15/54 (Call 03/15/54)	568	634,713
5.85%, 12/15/45 (Call 06/15/45)(b)	455	553,147
6.50%, 03/01/41 (Call 09/01/40)	820	1,105,669
Motiva Enterprises LLC, 6.85%, 01/15/40(a)	475	609,094
Nexen Inc.
5.88%, 03/10/35	537	739,046
6.40%, 05/15/37	680	1,007,675
7.50%, 07/30/39	565	953,261
7.88%, 03/15/32	640	984,000
Noble Energy Inc.
4.20%, 10/15/49 (Call 04/15/49)	70	65,790
4.95%, 08/15/47 (Call 02/15/47)(b)	280	294,664
5.05%, 11/15/44 (Call 05/15/44)	1,290	1,322,379
5.25%, 11/15/43 (Call 05/15/43)	660	697,862
6.00%, 03/01/41 (Call 09/01/40)	1,090	1,249,124
Occidental Petroleum Corp.
0.00%, 10/10/36 (Call 10/10/20)(f)	200	98,508
4.10%, 02/15/47 (Call 08/15/46)	835	761,978
4.20%, 03/15/48 (Call 09/15/47)(b)	800	746,026
4.30%, 08/15/39 (Call 02/15/39)	750	719,623
4.40%, 04/15/46 (Call 10/15/45)	863	782,613
4.40%, 08/15/49 (Call 02/15/49)(b)	610	579,876
4.50%, 07/15/44 (Call 01/15/44)	915	874,454
4.63%, 06/15/45 (Call 12/15/44)	780	758,599
6.20%, 03/15/40	805	947,689
6.45%, 09/15/36	1,600	1,892,945
6.60%, 03/15/46 (Call 09/15/45)	715	868,681
7.50%, 05/01/31	770	975,392
7.88%, 09/15/31(b)	349	455,329
7.95%, 06/15/39	200	269,087
Ovintiv Inc.
6.50%, 08/15/34	855	921,122
6.50%, 02/01/38	650	717,798

2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (continued) February 29, 2020	iShares® Long-Term Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
6.63%, 08/15/37	$235	$259,912
7.20%, 11/01/31	100	120,147
7.38%, 11/01/31	200	243,365
8.13%, 09/15/30	290	365,451
Pertamina Persero PT
4.18%, 01/21/50 (Call 07/21/49)(a)	800	794,924
4.70%, 07/30/49(a)	1,600	1,743,128
6.45%, 05/30/44(a)	2,100	2,795,447
6.50%, 11/07/48(a)(b)	1,080	1,471,840
Petroleos del Peru SA
4.75%, 06/19/32(a)	1,135	1,271,377
5.63%, 06/19/47(a)	700	846,125
Petroleos Mexicanos
5.50%, 06/27/44	1,307	1,148,216
5.63%, 01/23/46	1,825	1,595,871
5.95%, 01/28/31 (Call 07/28/30)(a)	3,050	2,947,062
6.35%, 02/12/48	2,203	2,039,317
6.38%, 01/23/45(b)	1,715	1,613,626
6.50%, 06/02/41	1,684	1,625,586
6.63%, 06/15/35	2,650	2,651,325
6.63%, 06/15/38	395	387,100
6.75%, 09/21/47	4,595	4,400,115
6.95%, 01/28/60 (Call 07/28/59)(a)	2,225	2,136,000
7.69%, 01/23/50 (Call 07/23/49)(a)	6,285	6,535,520
Petronas Capital Ltd., 4.50%, 03/18/45(a)(b)	1,150	1,467,107
Phillips 66
4.65%, 11/15/34 (Call 05/15/34)	641	771,729
4.88%, 11/15/44 (Call 05/15/44)	1,640	1,972,137
5.88%, 05/01/42	1,501	2,039,968
PTTEP Treasury Center Co. Ltd., 3.90%, 12/06/59(a)	500	567,500
Saudi Arabian Oil Co.
4.25%, 04/16/39(a)	2,915	3,213,787
4.38%, 04/16/49(a)	2,135	2,408,213
Shell International Finance BV
3.13%, 11/07/49 (Call 05/07/49)	1,360	1,404,363
3.63%, 08/21/42	583	628,101
3.75%, 09/12/46(b)	951	1,085,967
4.00%, 05/10/46	1,980	2,317,273
4.13%, 05/11/35	1,935	2,329,962
4.38%, 05/11/45	1,663	2,049,414
4.55%, 08/12/43(b)	1,550	1,935,604
5.50%, 03/25/40(b)	1,350	1,872,530
6.38%, 12/15/38	1,405	2,117,583
Sinopec Capital 2013 Ltd., 4.25%, 04/24/43(a)	400	492,000
Sinopec Group Overseas Development 2012 Ltd., 4.88%, 05/17/42(a)	735	977,550
Sinopec Group Overseas Development 2013 Ltd., 5.38%, 10/17/43(a)	250	353,911
Sinopec Group Overseas Development 2017 Ltd.
4.00%, 09/13/47(a)(b)	1,035	1,244,588
4.25%, 04/12/47(a)	600	747,750
Sinopec Group Overseas Development 2018 Ltd.
3.68%, 08/08/49 (Call 02/08/49)(a)	310	354,563
4.60%, 09/12/48(a)	975	1,286,386
Suncor Energy Inc.
4.00%, 11/15/47 (Call 05/15/47)	1,040	1,141,328
5.35%, 07/15/33	125	164,613
5.95%, 12/01/34	40	55,318
5.95%, 05/15/35(b)	441	608,762
6.50%, 06/15/38	776	1,104,881

Security	Par (000)	Value

Oil & Gas (continued)
6.80%, 05/15/38	$797	$1,162,424
6.85%, 06/01/39	923	1,355,442
7.15%, 02/01/32	400	589,215
Thaioil Treasury Center Co. Ltd., 5.38%, 11/20/48(a)	600	810,750
Tosco Corp., 8.13%, 02/15/30	61	89,378
Total Capital International SA, 3.46%, 07/12/49 (Call 01/12/49)	1,301	1,418,896
Valero Energy Corp.
4.90%, 03/15/45(b)	809	926,472
6.63%, 06/15/37	1,439	1,954,509
7.50%, 04/15/32	655	903,868
10.50%, 03/15/39	129	224,231

		163,318,690

Oil & Gas Services — 0.5%
Baker Hughes a GE Co. LLC, 5.13%, 09/15/40	749	911,074
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor Inc., 4.08%, 12/15/47 (Call 06/15/47)	1,835	1,908,678
Halliburton Co.
4.50%, 11/15/41 (Call 05/15/41)(b)	200	219,021
4.75%, 08/01/43 (Call 02/01/43)	1,235	1,344,689
4.85%, 11/15/35 (Call 05/15/35)	970	1,120,938
5.00%, 11/15/45 (Call 05/15/45)	1,365	1,481,357
6.70%, 09/15/38	446	614,632
7.45%, 09/15/39	935	1,387,191
National Oilwell Varco Inc., 3.95%, 12/01/42 (Call 06/01/42)(b)	1,166	1,112,546

		10,100,126

Packaging & Containers — 0.1%
Packaging Corp. of America, 4.05%, 12/15/49 (Call 06/15/49)	485	541,748
Sonoco Products Co., 5.75%, 11/01/40 (Call 05/01/40)	634	852,178
WestRock MWV LLC, 7.95%, 02/15/31	151	215,101
WRKCo Inc., 4.20%, 06/01/32 (Call 03/01/32)(b)	1,115	1,288,224

		2,897,251

Pharmaceuticals — 6.8%
AbbVie Inc.
4.05%, 11/21/39 (Call 05/21/39)(a)	3,130	3,467,445
4.25%, 11/21/49 (Call 05/21/49)(a)	3,795	4,290,727
4.30%, 05/14/36 (Call 11/14/35)(b)	637	727,645
4.40%, 11/06/42	2,685	3,096,237
4.45%, 05/14/46 (Call 11/14/45)(b)	2,269	2,617,751
4.50%, 05/14/35 (Call 11/14/34)	2,060	2,424,803
4.70%, 05/14/45 (Call 11/14/44)(b)	1,981	2,344,067
4.88%, 11/14/48 (Call 05/14/48)	1,475	1,814,851
Allergan Finance LLC, 4.63%, 10/01/42 (Call 04/01/42)	400	451,536
Allergan Funding SCS
4.55%, 03/15/35 (Call 09/15/34)	2,015	2,410,384
4.75%, 03/15/45 (Call 09/15/44)	894	1,087,754
4.85%, 06/15/44 (Call 12/15/43)	1,060	1,287,990
AmerisourceBergen Corp.
4.25%, 03/01/45 (Call 09/01/44)	200	218,560
4.30%, 12/15/47 (Call 06/15/47)(b)	585	663,488
AstraZeneca PLC
4.00%, 09/18/42	433	517,705
4.38%, 11/16/45	520	674,160
4.38%, 08/17/48 (Call 02/17/48)	1,058	1,350,128
6.45%, 09/15/37	2,150	3,183,468
Bayer U.S. Finance II LLC
3.95%, 04/15/45 (Call 10/15/44)(a)	585	612,897

SCHEDULE OF INVESTMENTS

Schedule of Investments (continued) February 29, 2020	iShares® Long-Term Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
4.20%, 07/15/34 (Call 01/15/34)(a)	$846	$951,575
4.40%, 07/15/44 (Call 01/15/44)(a)	437	485,161
4.63%, 06/25/38 (Call 12/25/37)(a)	1,287	1,552,393
4.65%, 11/15/43 (Call 05/15/43)(a)	74	81,304
4.70%, 07/15/64 (Call 01/15/64)(a)	1,050	1,160,496
4.88%, 06/25/48 (Call 12/25/47)(a)(b)	890	1,081,564
5.50%, 07/30/35(a)	100	126,009
Becton Dickinson and Co.
4.67%, 06/06/47 (Call 12/06/46)	1,575	1,993,903
4.69%, 12/15/44 (Call 06/15/44)	1,039	1,295,158
Bristol-Myers Squibb Co.
3.25%, 08/01/42	709	788,279
4.13%, 06/15/39 (Call 12/15/38)(a)	3,013	3,669,401
4.25%, 10/26/49 (Call 04/26/49)(a)(b)	2,606	3,344,786
4.35%, 11/15/47 (Call 05/15/47)(a)	610	785,990
4.50%, 03/01/44 (Call 09/01/43)	690	907,180
4.55%, 02/20/48 (Call 08/20/47)(a)	1,340	1,767,539
4.63%, 05/15/44 (Call 11/15/43)(a)	385	500,744
5.00%, 08/15/45 (Call 02/15/45)(a)	2,059	2,818,473
5.25%, 08/15/43(a)	430	588,331
Cardinal Health Inc.
4.37%, 06/15/47 (Call 12/15/46)	495	536,338
4.50%, 11/15/44 (Call 05/15/44)	535	572,553
4.60%, 03/15/43	470	509,591
4.90%, 09/15/45 (Call 03/15/45)	415	469,255
Cigna Corp.
3.88%, 10/15/47 (Call 04/15/47)(a)	1,117	1,181,714
4.80%, 08/15/38 (Call 02/15/38)	1,800	2,163,125
4.80%, 07/15/46 (Call 01/16/46)(a)(b)	1,460	1,754,919
4.90%, 12/15/48 (Call 06/15/48)	1,905	2,361,515
5.38%, 02/15/42 (Call 08/15/41)(a)	675	826,099
6.13%, 11/15/41(a)	205	279,615
CVS Health Corp.
4.78%, 03/25/38 (Call 09/25/37)(b)	3,985	4,687,855
4.88%, 07/20/35 (Call 01/20/35)	1,195	1,444,646
5.05%, 03/25/48 (Call 09/25/47)	6,255	7,691,349
5.13%, 07/20/45 (Call 01/20/45)	2,770	3,385,973
5.30%, 12/05/43 (Call 06/05/43)	883	1,091,918
Eli Lilly & Co.
3.88%, 03/15/39 (Call 09/15/38)	1,550	1,917,434
3.95%, 05/15/47 (Call 11/15/46)	675	834,164
3.95%, 03/15/49 (Call 09/15/48)	1,450	1,781,700
4.15%, 03/15/59 (Call 09/15/58)	718	902,316
5.95%, 11/15/37	50	74,705
GlaxoSmithKline Capital Inc.
4.20%, 03/18/43	535	675,489
5.38%, 04/15/34(b)	620	866,324
6.38%, 05/15/38	2,200	3,400,708
Johnson & Johnson
3.40%, 01/15/38 (Call 07/15/37)	1,040	1,184,789
3.50%, 01/15/48 (Call 07/15/47)	911	1,086,847
3.55%, 03/01/36 (Call 09/01/35)	1,024	1,198,376
3.63%, 03/03/37 (Call 09/03/36)(b)	1,015	1,168,366
3.70%, 03/01/46 (Call 09/01/45)(b)	1,225	1,487,971
3.75%, 03/03/47 (Call 09/03/46)	1,075	1,321,001
4.38%, 12/05/33 (Call 06/05/33)	1,014	1,271,682
4.50%, 09/01/40(b)	360	476,557
4.50%, 12/05/43 (Call 06/05/43)	275	357,099
4.85%, 05/15/41	386	519,399
4.95%, 05/15/33	496	653,180

Security	Par (000)	Value

Pharmaceuticals (continued)
5.85%, 07/15/38	$105	$156,480
5.95%, 08/15/37	830	1,260,161
McKesson Corp., 4.88%, 03/15/44 (Call 09/15/43)	450	536,762
Mead Johnson Nutrition Co.
4.60%, 06/01/44 (Call 12/01/43)	513	656,313
5.90%, 11/01/39	340	497,683
Merck & Co. Inc.
3.60%, 09/15/42 (Call 03/15/42)	730	862,256
3.70%, 02/10/45 (Call 08/10/44)	2,330	2,762,292
3.90%, 03/07/39 (Call 09/07/38)	1,240	1,480,919
4.00%, 03/07/49 (Call 09/07/48)	720	910,152
4.15%, 05/18/43	1,710	2,167,439
6.55%, 09/15/37(b)	75	115,452
Merck Sharp & Dohme Corp., 5.75%, 11/15/36	25	34,770
Mylan Inc.
5.20%, 04/15/48 (Call 10/15/47)	620	733,879
5.40%, 11/29/43 (Call 05/29/43)	585	705,386
Mylan NV, 5.25%, 06/15/46 (Call 12/15/45)	865	1,038,772
Novartis Capital Corp.
2.75%, 08/14/50 (Call 02/14/50)	1,000	1,036,488
3.70%, 09/21/42	255	303,056
4.00%, 11/20/45 (Call 05/20/45)	505	630,375
4.40%, 05/06/44	2,026	2,600,203
Perrigo Finance Unlimited Co., 4.90%, 12/15/44 (Call 06/15/44)	400	430,325
Pfizer Inc.
3.90%, 03/15/39 (Call 09/15/38)	695	829,879
4.00%, 12/15/36	855	1,040,935
4.00%, 03/15/49 (Call 09/15/48)(b)	660	819,630
4.10%, 09/15/38 (Call 03/15/38)	595	728,816
4.13%, 12/15/46	754	917,077
4.20%, 09/15/48 (Call 03/15/48)	1,365	1,693,409
4.30%, 06/15/43	726	934,125
4.40%, 05/15/44	1,165	1,490,366
5.60%, 09/15/40	465	666,472
7.20%, 03/15/39	1,750	2,967,539
Wyeth LLC
5.95%, 04/01/37	860	1,261,203
6.00%, 02/15/36	451	655,212
6.50%, 02/01/34	764	1,143,185
Zoetis Inc.
3.95%, 09/12/47 (Call 03/12/47)	721	849,347
4.45%, 08/20/48 (Call 02/20/48)	380	489,352
4.70%, 02/01/43 (Call 08/01/42)	1,276	1,646,340

		144,326,504

Pipelines — 4.4%
Abu Dhabi Crude Oil Pipeline LLC, 4.60%, 11/02/47(a)	1,900	2,227,750
Cameron LNG LLC, 3.30%, 01/15/35 (Call 09/15/34)(a)(b)	1,350	1,454,101
Colonial Pipeline Co.
4.25%, 04/15/48 (Call 10/15/47)(a)	355	412,710
7.63%, 04/15/32(a)	85	126,450
Columbia Pipeline Group Inc., 5.80%, 06/01/45 (Call 12/01/44)(b)	630	849,043
El Paso Natural Gas Co. LLC, 8.38%, 06/15/32	50	71,551
Enable Midstream Partners LP, 5.00%, 05/15/44 (Call 11/15/43)	380	337,605
Enbridge Energy Partners LP
5.50%, 09/15/40 (Call 03/15/40)	638	823,270
7.38%, 10/15/45 (Call 04/15/45)	295	467,035
Series B, 7.50%, 04/15/38	250	383,134

2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (continued) February 29, 2020	iShares® Long-Term Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
Enbridge Inc.
4.00%, 11/15/49 (Call 05/15/49)(b)	$325	$358,238
4.50%, 06/10/44 (Call 12/10/43)	860	991,486
5.50%, 12/01/46 (Call 05/29/46)	580	771,505
Energy Transfer Operating LP
4.90%, 03/15/35 (Call 09/15/34)	650	710,947
5.00%, 05/15/50 (Call 11/15/49)	1,690	1,706,589
5.15%, 02/01/43 (Call 08/01/42)	435	451,696
5.15%, 03/15/45 (Call 09/15/44)	791	825,696
5.30%, 04/15/47 (Call 10/15/46)	970	1,007,270
5.95%, 10/01/43 (Call 04/01/43)	455	506,777
6.05%, 06/01/41 (Call 12/01/40)	100	111,233
6.13%, 12/15/45 (Call 06/15/45)	938	1,058,246
6.25%, 04/15/49 (Call 10/15/48)	1,275	1,475,523
6.50%, 02/01/42 (Call 08/01/41)	800	964,098
6.63%, 10/15/36	205	246,512
7.50%, 07/01/38	290	380,880
Series 20Y, 5.80%, 06/15/38 (Call 12/15/37)	100	114,138
Series 30Y, 6.00%, 06/15/48 (Call 12/15/47)(b)	520	585,432
Enterprise Products Operating LLC
3.70%, 01/31/51 (Call 07/31/50)	500	497,886
3.95%, 01/31/60 (Call 07/31/59)	550	538,110
4.20%, 01/31/50 (Call 07/31/49)	1,385	1,457,308
4.25%, 02/15/48 (Call 08/15/47)	1,010	1,081,131
4.45%, 02/15/43 (Call 08/15/42)	935	1,033,018
4.80%, 02/01/49 (Call 08/01/48)	795	926,468
4.85%, 08/15/42 (Call 02/15/42)	698	812,067
4.85%, 03/15/44 (Call 09/15/43)	1,425	1,674,785
4.90%, 05/15/46 (Call 11/15/45)(b)	765	893,814
4.95%, 10/15/54 (Call 04/15/54)	675	777,442
5.10%, 02/15/45 (Call 08/15/44)	850	1,009,872
5.70%, 02/15/42	749	932,445
5.95%, 02/01/41	590	764,533
6.13%, 10/15/39	410	562,906
6.45%, 09/01/40	100	138,554
7.55%, 04/15/38	250	373,633
Series D, 6.88%, 03/01/33	633	897,175
Series H, 6.65%, 10/15/34	141	198,793
Series J, 5.75%, 03/01/35	75	94,132
Gulfstream Natural Gas System LLC, 5.95%, 10/15/45 (Call 04/15/45)(a)	200	239,994
Kinder Morgan Energy Partners LP
4.70%, 11/01/42 (Call 05/01/42)	340	360,248
5.00%, 08/15/42 (Call 02/15/42)(b)	510	553,243
5.00%, 03/01/43 (Call 09/01/42)	575	627,038
5.40%, 09/01/44 (Call 03/01/44)	465	539,038
5.50%, 03/01/44 (Call 09/01/43)	390	465,539
5.63%, 09/01/41	70	80,401
5.80%, 03/15/35	300	362,770
6.38%, 03/01/41	565	706,960
6.50%, 02/01/37	200	251,859
6.50%, 09/01/39	342	435,859
6.55%, 09/15/40	235	303,962
6.95%, 01/15/38	1,375	1,842,891
7.30%, 08/15/33	51	70,236
7.40%, 03/15/31	148	197,494
7.50%, 11/15/40	370	506,971
7.75%, 03/15/32	100	141,726
Kinder Morgan Inc./DE
5.05%, 02/15/46 (Call 08/15/45)(b)	1,081	1,227,571

Security	Par (000)	Value

Pipelines (continued)
5.20%, 03/01/48 (Call 09/01/47)	$539	$638,293
5.30%, 12/01/34 (Call 06/01/34)	1,590	1,893,276
5.55%, 06/01/45 (Call 12/01/44)	1,370	1,628,227
7.75%, 01/15/32 .	1,102	1,606,489
Magellan Midstream Partners LP
3.95%, 03/01/50 (Call 09/01/49)	485	508,048
4.20%, 03/15/45 (Call 09/15/44)	255	271,780
4.20%, 10/03/47 (Call 04/03/47)	805	905,219
4.25%, 09/15/46 (Call 03/15/46)	235	255,205
4.85%, 02/01/49 (Call 08/01/48)(b)	653	785,040
5.15%, 10/15/43 (Call 04/15/43)	535	655,122
MPLX LP
4.50%, 04/15/38 (Call 10/15/37)	1,982	2,016,814
4.70%, 04/15/48 (Call 10/15/47)	825	835,720
4.90%, 04/15/58 (Call 10/15/57)	365	364,644
5.20%, 03/01/47 (Call 09/01/46)	874	947,398
5.20%, 12/01/47 (Call 06/01/47)(a)	259	271,913
5.50%, 02/15/49 (Call 08/15/48)	1,665	1,891,467
NGPL PipeCo LLC, 7.77%, 12/15/37(a)(b)	455	597,374
Northern Natural Gas Co., 4.30%, 01/15/49 (Call 07/15/48)(a)	270	327,118
ONEOK Inc.
4.45%, 09/01/49 (Call 03/01/49)(b)	930	953,427
4.95%, 07/13/47 (Call 01/06/47)	895	983,100
5.20%, 07/15/48 (Call 01/15/48)	909	1,038,138
6.00%, 06/15/35(b)	230	288,992
ONEOK Partners LP
6.13%, 02/01/41 (Call 08/01/40)	618	769,315
6.20%, 09/15/43 (Call 03/15/43)	295	369,866
6.65%, 10/01/36	210	275,894
6.85%, 10/15/37	300	402,109
Phillips 66 Partners LP
4.68%, 02/15/45 (Call 08/15/44)	185	209,662
4.90%, 10/01/46 (Call 04/01/46)	690	784,333
Plains All American Pipeline LP/PAA Finance Corp.
4.30%, 01/31/43 (Call 07/31/42)	330	298,982
4.70%, 06/15/44 (Call 12/15/43)	777	718,956
4.90%, 02/15/45 (Call 08/15/44)	860	852,099
5.15%, 06/01/42 (Call 12/01/41)	255	261,414
6.65%, 01/15/37	344	415,831
Rockies Express Pipeline LLC
6.88%, 04/15/40(a)	75	76,812
7.50%, 07/15/38(a)	295	327,534
Sabal Trail Transmission LLC
4.68%, 05/01/38 (Call 11/01/37)(a)	205	243,268
4.83%, 05/01/48 (Call 11/01/47)(a)	165	197,947
Southern Natural Gas Co. LLC
4.80%, 03/15/47 (Call 09/15/46)(a)	160	192,957
8.00%, 03/01/32(b)	150	220,990
Spectra Energy Partners LP
4.50%, 03/15/45 (Call 09/15/44)	570	657,741
5.95%, 09/25/43 (Call 03/25/43)	620	803,085
Sunoco Logistics Partners Operations LP
4.95%, 01/15/43 (Call 07/15/42)	260	258,745
5.30%, 04/01/44 (Call 10/01/43)	591	619,388
5.35%, 05/15/45 (Call 11/15/44)	1,275	1,367,880
5.40%, 10/01/47 (Call 04/01/47)	1,315	1,389,513
6.10%, 02/15/42	225	256,249

SCHEDULE OF INVESTMENTS

Schedule of Investments (continued) February 29, 2020	iShares® Long-Term Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
Texas Eastern Transmission LP
4.15%, 01/15/48 (Call 07/15/47)(a)	$463	$517,061
7.00%, 07/15/32	340	482,735
TransCanada PipeLines Ltd.
4.63%, 03/01/34 (Call 12/01/33)	1,295	1,518,397
4.75%, 05/15/38 (Call 11/15/37)	350	398,072
4.88%, 05/15/48 (Call 11/15/47)	1,255	1,504,276
5.00%, 10/16/43 (Call 04/16/43)	1,041	1,291,305
5.10%, 03/15/49 (Call 09/15/48)	800	996,324
5.60%, 03/31/34	250	318,463
5.85%, 03/15/36	250	324,628
6.10%, 06/01/40	485	677,290
6.20%, 10/15/37	653	885,221
7.25%, 08/15/38	430	650,590
7.63%, 01/15/39	771	1,205,384
Transcontinental Gas Pipe Line Co. LLC
4.45%, 08/01/42 (Call 02/01/42)	300	321,441
4.60%, 03/15/48 (Call 09/15/47)	790	873,748
5.40%, 08/15/41 (Call 02/15/41)	151	177,050
Western Midstream Operating LP
5.25%, 02/01/50 (Call 08/01/49)	750	695,650
5.30%, 03/01/48 (Call 09/01/47)	395	357,491
5.45%, 04/01/44 (Call 10/01/43)	425	400,326
5.50%, 08/15/48 (Call 02/15/48)	100	93,081
Williams Companies Inc. (The)
4.85%, 03/01/48 (Call 09/01/47)	515	542,498
4.90%, 01/15/45 (Call 07/15/44)	1,020	1,091,782
5.10%, 09/15/45 (Call 03/15/45)(b)	1,129	1,236,490
5.40%, 03/04/44 (Call 09/04/43)	735	834,461
5.75%, 06/24/44 (Call 12/24/43)	390	461,920
5.80%, 11/15/43 (Call 05/15/43)	75	91,379
6.30%, 04/15/40	710	875,394
8.75%, 03/15/32	125	190,121
Series A, 7.50%, 01/15/31(b)	105	141,230

		93,783,969

Private Equity — 0.1%
Apollo Management Holdings LP, 5.00%, 03/15/48 (Call 09/15/47)(a)(b)	85	107,161
Carlyle Finance LLC, 5.65%, 09/15/48 (Call 03/15/48)(a)(b)	325	423,807
KKR Group Finance Co. III LLC, 5.13%, 06/01/44 (Call 12/01/43)(a)	855	1,080,254

		1,611,222

Real Estate Investment Trusts — 1.4%
Alexandria Real Estate Equities Inc.
3.38%, 08/15/31 (Call 05/15/31)(b)	2,150	2,390,414
4.00%, 02/01/50 (Call 08/01/49)	310	376,158
4.70%, 07/01/30 (Call 04/01/30)	975	1,180,770
4.85%, 04/15/49 (Call 10/15/48)	360	482,734
American Tower Corp., 3.70%, 10/15/49 (Call 04/15/49)	200	213,162
AvalonBay Communities Inc.
3.90%, 10/15/46 (Call 04/15/46)	581	702,402
4.15%, 07/01/47 (Call 01/01/47)	175	218,036
4.35%, 04/15/48 (Call 10/15/47)	50	64,655
Camden Property Trust, 3.35%, 11/01/49 (Call 05/01/49)(b)	725	798,810
Crown Castle International Corp.
4.00%, 11/15/49 (Call 05/15/49)	410	459,840
4.75%, 05/15/47 (Call 11/15/46)	110	135,985
5.20%, 02/15/49 (Call 08/15/48)	702	910,320

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Duke Realty LP, 3.05%, 03/01/50 (Call 09/01/49)	$750	$762,092
ERP Operating LP
4.00%, 08/01/47 (Call 02/01/47)	35	41,436
4.50%, 07/01/44 (Call 01/01/44)	413	537,481
4.50%, 06/01/45 (Call 12/01/44)	575	730,855
Essex Portfolio LP
2.65%, 03/15/32 (Call 12/15/31)	50	51,304
4.50%, 03/15/48 (Call 09/15/47)	355	451,631
Federal Realty Investment Trust
3.63%, 08/01/46 (Call 02/01/46)(b)	475	521,568
4.50%, 12/01/44 (Call 06/01/44)	547	686,038
Healthpeak Properties Inc., 6.75%, 02/01/41 (Call 08/01/40)	205	314,896
Kimco Realty Corp.
3.70%, 10/01/49 (Call 04/01/49)	645	691,166
4.13%, 12/01/46 (Call 06/01/46)	51	57,410
4.25%, 04/01/45 (Call 10/01/44)	430	501,237
4.45%, 09/01/47 (Call 03/01/47)	450	532,161
Prologis LP
3.00%, 04/15/50 (Call 10/15/49)	95	96,902
4.38%, 09/15/48 (Call 03/15/48)	235	311,246
Realty Income Corp., 4.65%, 03/15/47 (Call 09/15/46)	520	701,949
Regency Centers LP
4.40%, 02/01/47 (Call 08/01/46)	385	479,237
4.65%, 03/15/49 (Call 09/15/48)	610	795,853
Service Properties Trust, 4.38%, 02/15/30 (Call 08/15/29)(b)	425	431,082
Simon Property Group LP
3.25%, 09/13/49 (Call 03/13/49)	1,130	1,182,466
4.25%, 10/01/44 (Call 04/01/44)	535	652,765
4.25%, 11/30/46 (Call 05/30/46)(b)	245	301,969
4.75%, 03/15/42 (Call 09/15/41)	555	696,854
6.75%, 02/01/40 (Call 11/01/39)	655	1,009,213
Trust F/1401
6.39%, 01/15/50 (Call 07/28/49)(a)	800	938,000
6.95%, 01/30/44 (Call 07/30/43)(a)	200	251,437
UDR Inc.
3.00%, 08/15/31 (Call 05/15/31)	1,715	1,793,447
3.10%, 11/01/34 (Call 08/01/34)	195	207,172
3.20%, 01/15/30 (Call 10/15/29)	250	264,250
Ventas Realty LP
4.38%, 02/01/45 (Call 08/01/44)	557	658,436
4.88%, 04/15/49 (Call 10/15/48)	223	288,473
5.70%, 09/30/43 (Call 03/30/43)	241	333,213
WEA Finance LLC, 4.63%, 09/20/48 (Call 03/20/48)(a)(b)	100	124,658
WEA Finance LLC/Westfield UK & Europe Finance PLC, 4.75%, 09/17/44 (Call 03/17/44)(a)	870	1,089,141
Welltower Inc.
4.95%, 09/01/48 (Call 03/01/48)	460	596,556
6.50%, 03/15/41 (Call 09/15/40)	495	733,315
Weyerhaeuser Co.
6.88%, 12/15/33	554	777,496
7.38%, 03/15/32	1,350	1,960,700

		30,488,391

Retail — 2.9%
Alimentation Couche-Tard Inc.
3.80%, 01/25/50 (Call 07/25/49)(a)	280	277,327
4.50%, 07/26/47 (Call 01/26/47)(a)	385	436,185
Darden Restaurants Inc., 4.55%, 02/15/48 (Call 08/15/47)	505	549,678

2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (continued) February 29, 2020	iShares® Long-Term Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Retail (continued)
Home Depot Inc. (The)
3.13%, 12/15/49 (Call 06/15/49)	$320	$340,529
3.50%, 09/15/56 (Call 03/15/56)(b)	280	316,713
3.90%, 06/15/47 (Call 12/15/46)	915	1,116,665
4.20%, 04/01/43 (Call 10/01/42)	816	1,005,030
4.25%, 04/01/46 (Call 10/01/45)	1,520	1,912,815
4.40%, 03/15/45 (Call 09/15/44)	1,150	1,452,571
4.50%, 12/06/48 (Call 06/06/48)	1,117	1,463,630
4.88%, 02/15/44 (Call 08/15/43)	1,125	1,531,240
5.40%, 09/15/40 (Call 03/15/40)	171	237,452
5.88%, 12/16/36	2,273	3,282,605
5.95%, 04/01/41 (Call 10/01/40)	1,105	1,647,930
Kohl’s Corp., 5.55%, 07/17/45 (Call 01/17/45)	555	594,062
Lowe’s Companies Inc.
3.70%, 04/15/46 (Call 10/15/45)	930	993,372
4.05%, 05/03/47 (Call 11/03/46)(b)	932	1,049,101
4.25%, 09/15/44 (Call 03/15/44)(b)	750	850,552
4.38%, 09/15/45 (Call 03/15/45)	480	561,183
4.55%, 04/05/49 (Call 10/05/48)(b)	1,070	1,310,337
4.65%, 04/15/42 (Call 10/15/41)	421	514,596
5.00%, 09/15/43 (Call 03/15/43)	30	36,398
Macy’s Retail Holdings Inc.
4.30%, 02/15/43 (Call 08/15/42)	340	274,017
4.50%, 12/15/34 (Call 06/15/34)	222	205,455
5.13%, 01/15/42 (Call 07/15/41)	105	94,443
Marks & Spencer PLC, 7.13%, 12/01/37(a)	135	160,268
McDonald’s Corp.
3.63%, 05/01/43	736	789,387
3.63%, 09/01/49 (Call 03/01/49)(b)	500	543,400
3.70%, 02/15/42	835	909,908
4.45%, 03/01/47 (Call 09/01/46)	410	498,382
4.45%, 09/01/48 (Call 03/01/48)	847	1,036,075
4.60%, 05/26/45 (Call 11/26/44)(b)	985	1,228,112
4.70%, 12/09/35 (Call 06/09/35)	1,403	1,759,307
4.88%, 07/15/40	146	181,543
4.88%, 12/09/45 (Call 06/09/45)	1,045	1,352,370
5.70%, 02/01/39	480	657,349
6.30%, 10/15/37	598	869,046
6.30%, 03/01/38	439	635,481
Nordstrom Inc., 5.00%, 01/15/44 (Call 07/15/43)(b)	785	793,990
Starbucks Corp.
3.75%, 12/01/47 (Call 06/01/47)	735	808,779
4.30%, 06/15/45 (Call 12/10/44)	515	610,006
4.45%, 08/15/49 (Call 02/15/49)	485	588,795
4.50%, 11/15/48 (Call 05/15/48)	880	1,046,366
Target Corp.
3.63%, 04/15/46(b)	730	837,805
3.90%, 11/15/47 (Call 05/15/47)	269	324,234
4.00%, 07/01/42	638	778,571
6.35%, 11/01/32(b)	1,120	1,593,253
6.50%, 10/15/37	500	785,572
7.00%, 01/15/38	600	969,804
Tiffany & Co., 4.90%, 10/01/44 (Call 04/01/44)	379	508,775
Walgreen Co., 4.40%, 09/15/42	1,180	1,206,905
Walgreens Boots Alliance Inc.
4.50%, 11/18/34 (Call 05/18/34)(b)	1,033	1,118,475
4.65%, 06/01/46 (Call 12/01/45)	285	297,963
4.80%, 11/18/44 (Call 05/18/44)	790	823,955
Walmart Inc.
2.95%, 09/24/49 (Call 03/24/49)	300	321,988

Security	Par (000)	Value

Retail (continued)
3.63%, 12/15/47 (Call 06/15/47)	$1,795	$2,147,762
3.95%, 06/28/38 (Call 12/28/37)	2,163	2,633,957
4.00%, 04/11/43 (Call 10/11/42)	685	839,956
4.05%, 06/29/48 (Call 12/29/47)	2,780	3,501,288
4.30%, 04/22/44 (Call 10/22/43)	345	433,612
4.75%, 10/02/43 (Call 04/02/43)	360	476,792
5.00%, 10/25/40	430	594,337
5.25%, 09/01/35	1,520	2,137,601
5.63%, 04/01/40	350	515,135
5.63%, 04/15/41	743	1,114,334
6.20%, 04/15/38	535	824,579
6.50%, 08/15/37	170	265,253

		61,574,356

Semiconductors — 1.1%
Analog Devices Inc.
4.50%, 12/05/36 (Call 06/05/36)	655	761,764
5.30%, 12/15/45 (Call 06/15/45)	220	294,836
Applied Materials Inc.
4.35%, 04/01/47 (Call 10/01/46)	881	1,150,605
5.10%, 10/01/35 (Call 04/01/35)(b)	435	591,652
5.85%, 06/15/41	925	1,379,936
Intel Corp.
3.10%, 02/15/60 (Call 08/15/59)	260	267,279
3.25%, 11/15/49 (Call 05/15/49)	2,265	2,473,041
3.73%, 12/08/47 (Call 06/08/47)	1,459	1,719,929
4.00%, 12/15/32	1,920	2,316,253
4.10%, 05/19/46 (Call 11/19/45)	1,050	1,276,248
4.10%, 05/11/47 (Call 11/11/46)	1,065	1,300,111
4.25%, 12/15/42(b)	300	374,275
4.80%, 10/01/41	460	613,004
4.90%, 07/29/45 (Call 01/29/45)	290	390,339
KLA Corp.
3.30%, 03/01/50 (Call 08/28/49)	350	343,695
5.00%, 03/15/49 (Call 09/15/48)	411	536,030
5.65%, 11/01/34 (Call 07/01/34)	225	281,332
Lam Research Corp., 4.88%, 03/15/49 (Call 09/15/48)	565	743,772
QUALCOMM Inc.
4.30%, 05/20/47 (Call 11/20/46)	1,231	1,477,770
4.65%, 05/20/35 (Call 11/20/34)	1,053	1,314,232
4.80%, 05/20/45 (Call 11/20/44)	1,210	1,536,551
Texas Instruments Inc.
3.88%, 03/15/39 (Call 09/15/38)	200	240,269
4.15%, 05/15/48 (Call 11/15/47)	1,270	1,612,372

		22,995,295

Software — 2.7%
Activision Blizzard Inc., 4.50%, 06/15/47 (Call 12/15/46)	595	748,598
Fidelity National Information Services Inc., Series 30Y, 4.75%, 05/15/48 (Call 11/15/47)	65	84,630
Fiserv Inc., 4.40%, 07/01/49 (Call 01/01/49)	1,765	2,111,884
Microsoft Corp.
3.45%, 08/08/36 (Call 02/08/36)	1,135	1,310,225
3.50%, 02/12/35 (Call 08/12/34)	1,010	1,174,973
3.50%, 11/15/42(b)	730	851,556
3.70%, 08/08/46 (Call 02/08/46)	2,735	3,320,814
3.75%, 05/01/43 (Call 11/01/42)	375	448,080
3.75%, 02/12/45 (Call 08/12/44)	1,405	1,707,260
3.95%, 08/08/56 (Call 02/08/56)	2,400	3,052,101
4.00%, 02/12/55 (Call 08/12/54)	1,650	2,088,106
4.10%, 02/06/37 (Call 08/06/36)	1,755	2,176,807

SCHEDULE OF INVESTMENTS

Schedule of Investments (continued) February 29, 2020	iShares® Long-Term Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Software (continued)
4.20%, 11/03/35 (Call 05/03/35)	$1,245	$1,554,973
4.25%, 02/06/47 (Call 08/06/46)	1,386	1,817,842
4.45%, 11/03/45 (Call 05/03/45)	2,279	3,047,076
4.50%, 10/01/40	1,340	1,750,163
4.50%, 02/06/57 (Call 08/06/56)	1,900	2,640,326
4.75%, 11/03/55 (Call 05/03/55)(b)	630	899,945
4.88%, 12/15/43 (Call 06/15/43)	580	802,904
5.20%, 06/01/39	807	1,150,812
5.30%, 02/08/41	1,025	1,479,052
Oracle Corp.
3.25%, 05/15/30 (Call 02/15/30)(b)	950	1,053,493
3.80%, 11/15/37 (Call 05/15/37)	2,690	3,109,199
3.85%, 07/15/36 (Call 01/15/36)	1,185	1,372,560
3.90%, 05/15/35 (Call 11/15/34)	1,615	1,886,073
4.00%, 07/15/46 (Call 01/15/46)(b)	1,690	2,011,508
4.00%, 11/15/47 (Call 05/15/47)	2,025	2,451,025
4.13%, 05/15/45 (Call 11/15/44)	1,135	1,380,994
4.30%, 07/08/34 (Call 01/08/34)	1,698	2,083,993
4.38%, 05/15/55 (Call 11/15/54)	1,224	1,561,499
4.50%, 07/08/44 (Call 01/08/44)	570	723,755
5.38%, 07/15/40(b)	1,240	1,704,628
6.13%, 07/08/39	1,165	1,737,681
6.50%, 04/15/38	866	1,316,253

		56,610,788

Telecommunications — 7.2%
America Movil SAB de CV
4.38%, 07/16/42(b)	753	920,072
4.38%, 04/22/49 (Call 10/22/48)	1,250	1,563,672
6.13%, 11/15/37	125	177,969
6.13%, 03/30/40	1,526	2,229,318
6.38%, 03/01/35(b)	400	573,000
AT&T Inc.
4.30%, 12/15/42 (Call 06/15/42)	1,235	1,385,666
4.35%, 06/15/45 (Call 12/15/44)	1,925	2,169,374
4.50%, 05/15/35 (Call 11/15/34)	2,345	2,731,062
4.50%, 03/09/48 (Call 09/09/47)(b)	4,395	5,038,408
4.55%, 03/09/49 (Call 09/09/48)	1,695	1,963,370
4.65%, 06/01/44 (Call 12/01/43)	635	715,347
4.75%, 05/15/46 (Call 11/15/45)	2,185	2,562,768
4.80%, 06/15/44 (Call 12/15/43)	1,800	2,129,344
4.85%, 03/01/39 (Call 09/01/38)(b)	1,881	2,256,834
4.85%, 07/15/45 (Call 01/15/45)	836	975,715
4.90%, 08/15/37 (Call 02/14/37)	1,155	1,379,710
4.90%, 06/15/42(b)	475	560,460
5.15%, 03/15/42	1,115	1,360,094
5.15%, 11/15/46 (Call 05/15/46)	1,285	1,590,186
5.15%, 02/15/50 (Call 08/14/49)(b)	2,254	2,798,245
5.25%, 03/01/37 (Call 09/01/36)	1,620	2,004,738
5.30%, 08/15/58 (Call 02/14/58)(b)	865	1,125,463
5.35%, 09/01/40	1,605	2,041,584
5.35%, 12/15/43	225	277,864
5.38%, 10/15/41	440	544,691
5.45%, 03/01/47 (Call 09/01/46)	1,285	1,669,761
5.55%, 08/15/41	411	531,909
5.65%, 02/15/47 (Call 08/15/46)	1,110	1,481,306
5.70%, 03/01/57 (Call 09/01/56)	704	971,478
6.00%, 08/15/40 (Call 05/15/40)	1,155	1,555,712
6.10%, 07/15/40	100	134,340
6.15%, 09/15/34	50	67,019
6.20%, 03/15/40	100	135,432

Security	Par (000)	Value

Telecommunications (continued)
6.25%, 03/29/41	$250	$337,260
6.30%, 01/15/38	100	138,079
6.35%, 03/15/40	1,486	2,043,906
6.38%, 03/01/41	1,089	1,483,029
6.45%, 06/15/34	25	33,157
6.55%, 02/15/39	350	496,657
Bell Canada Inc.
4.30%, 07/29/49 (Call 01/29/49)	850	1,029,659
4.46%, 04/01/48 (Call 10/01/47)(b)	874	1,087,405
British Telecommunications PLC
4.25%, 11/08/49 (Call 05/08/49)(a)	605	652,117
9.63%, 12/15/30	2,697	4,273,784
Cisco Systems Inc.
5.50%, 01/15/40	1,430	2,080,490
5.90%, 02/15/39	1,840	2,737,808
Corning Inc.
3.90%, 11/15/49 (Call 05/15/49)	649	686,293
4.38%, 11/15/57 (Call 05/15/57)	380	414,125
4.70%, 03/15/37	165	193,460
4.75%, 03/15/42	535	619,366
5.35%, 11/15/48 (Call 05/15/48)(b)	440	567,837
5.45%, 11/15/79 (Call 05/15/79)	1,100	1,227,467
5.75%, 08/15/40	250	320,696
5.85%, 11/15/68 (Call 05/15/68)	50	61,298
7.25%, 08/15/36 (Call 08/15/26)	100	125,899
Deutsche Telekom AG, 3.63%, 01/21/50 (Call 07/21/49)(a)	600	634,533
Deutsche Telekom International Finance BV
4.75%, 06/21/38 (Call 12/21/37)(a)	650	809,606
4.88%, 03/06/42(a)	345	443,185
8.75%, 06/15/30	2,985	4,521,906
9.25%, 06/01/32	564	932,981
Juniper Networks Inc., 5.95%, 03/15/41	440	542,593
Motorola Solutions Inc., 5.50%, 09/01/44(b)	705	835,379
Ooredoo International Finance Ltd., 4.50%, 01/31/43(a)(b)	520	622,863
Orange SA
5.38%, 01/13/42(b)	580	807,938
5.50%, 02/06/44 (Call 08/06/43)	510	743,269
9.00%, 03/01/31	3,077	4,930,723
Rogers Communications Inc.
3.70%, 11/15/49 (Call 05/15/49)	815	889,487
4.30%, 02/15/48 (Call 08/15/47)	970	1,145,821
4.35%, 05/01/49 (Call 11/01/48)	788	935,076
4.50%, 03/15/43 (Call 09/15/42)	695	823,081
5.00%, 03/15/44 (Call 09/15/43)(b)	615	793,046
5.45%, 10/01/43 (Call 04/01/43)	294	393,908
7.50%, 08/15/38	240	375,690
SES Global Americas Holdings GP, 5.30%, 03/25/44(a)(b)	935	1,069,498
Telefonica Emisiones SA
4.67%, 03/06/38	620	718,561
4.90%, 03/06/48	920	1,119,077
5.21%, 03/08/47	2,330	2,862,823
5.52%, 03/01/49 (Call 09/01/48)	505	656,952
7.05%, 06/20/36	1,685	2,429,341
Telefonica Europe BV, 8.25%, 09/15/30(b)	2,230	3,296,823
TELUS Corp.
4.30%, 06/15/49 (Call 12/15/48)(b)	765	943,205
4.60%, 11/16/48 (Call 05/16/48)	615	791,481
Verizon Communications Inc.
3.85%, 11/01/42 (Call 05/01/42)	1,235	1,399,429
4.13%, 08/15/46	1,250	1,510,720

2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (continued) February 29, 2020	iShares® Long-Term Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Telecommunications (continued)
4.27%, 01/15/36	$2,690	$3,231,020
4.40%, 11/01/34 (Call 05/01/34)	2,035	2,485,966
4.50%, 08/10/33	3,340	4,095,372
4.52%, 09/15/48	3,410	4,410,202
4.67%, 03/15/55	485	646,273
4.75%, 11/01/41(b)	2,033	2,648,440
4.81%, 03/15/39(b)	1,175	1,507,262
4.86%, 08/21/46	2,052	2,708,745
5.01%, 04/15/49(b)	3,605	4,976,251
5.25%, 03/16/37(b)	2,030	2,711,814
5.50%, 03/16/47	1,395	2,040,828
6.55%, 09/15/43	1,120	1,760,673
7.75%, 12/01/30	125	185,355
Vodafone Group PLC
4.25%, 09/17/50	1,730	1,903,954
4.38%, 02/19/43	1,300	1,496,862
4.88%, 06/19/49(b)	1,095	1,313,165
5.00%, 05/30/38	640	783,782
5.13%, 06/19/59(b)	90	109,782
5.25%, 05/30/48	2,179	2,746,995
6.15%, 02/27/37	1,873	2,598,244
6.25%, 11/30/32	620	841,400
7.88%, 02/15/30	575	828,653

		152,241,736

Toys, Games & Hobbies — 0.0%
Hasbro Inc.
5.10%, 05/15/44 (Call 11/15/43)(b)	465	508,181
6.35%, 03/15/40	330	414,354

		922,535

Transportation — 3.3%
Burlington Northern Santa Fe LLC
3.90%, 08/01/46 (Call 02/01/46)	625	734,281
4.05%, 06/15/48 (Call 12/15/47)	535	646,065
4.13%, 06/15/47 (Call 12/15/46)	174	210,902
4.15%, 04/01/45 (Call 10/01/44)	1,315	1,575,992
4.15%, 12/15/48 (Call 06/15/48)	550	668,236
4.38%, 09/01/42 (Call 03/01/42)	525	645,060
4.40%, 03/15/42 (Call 09/15/41)	815	1,003,639
4.45%, 03/15/43 (Call 09/15/42)	606	743,491
4.55%, 09/01/44 (Call 03/01/44)	955	1,185,188
4.70%, 09/01/45 (Call 03/01/45)	885	1,135,237
4.90%, 04/01/44 (Call 10/01/43)	650	859,224
4.95%, 09/15/41 (Call 03/15/41)	434	566,239
5.05%, 03/01/41 (Call 09/01/40)	201	265,247
5.15%, 09/01/43 (Call 03/01/43)	655	885,890
5.40%, 06/01/41 (Call 12/01/40)(b)	240	329,327
5.75%, 05/01/40 (Call 11/01/39)	815	1,168,546
6.15%, 05/01/37	475	689,802
6.20%, 08/15/36	200	286,408
7.95%, 08/15/30	83	125,889
Canadian National Railway Co.
3.20%, 08/02/46 (Call 02/02/46)	300	330,770
3.65%, 02/03/48 (Call 08/03/47)	1,345	1,539,675
4.45%, 01/20/49 (Call 07/20/48)	520	677,379
4.50%, 11/07/43 (Call 05/07/43)	50	63,095
6.20%, 06/01/36	475	694,438
6.25%, 08/01/34	186	271,300
6.38%, 11/15/37	395	596,957
6.71%, 07/15/36	425	638,371

Security	Par (000)	Value

Transportation (continued)
Canadian Pacific Railway Co.
4.80%, 09/15/35 (Call 03/15/35)	$267	$342,904
4.80%, 08/01/45 (Call 02/01/45)	420	566,652
5.75%, 03/15/33(b)	850	1,133,620
5.95%, 05/15/37	106	153,083
6.13%, 09/15/2115 (Call 03/15/2115)	878	1,422,617
7.13%, 10/15/31	230	336,773
CSX Corp.
2.40%, 02/15/30 (Call 11/15/29)	250	254,742
3.35%, 09/15/49 (Call 03/15/49)	650	681,647
3.80%, 11/01/46 (Call 05/01/46)	578	647,153
3.95%, 05/01/50 (Call 11/01/49)	210	243,386
4.10%, 03/15/44 (Call 09/15/43)	450	517,358
4.25%, 11/01/66 (Call 05/01/66)	631	721,817
4.30%, 03/01/48 (Call 09/01/47)	1,246	1,507,909
4.40%, 03/01/43 (Call 09/01/42)	425	508,878
4.50%, 03/15/49 (Call 09/15/48)	630	789,779
4.50%, 08/01/54 (Call 02/01/54)	200	248,073
4.65%, 03/01/68 (Call 09/01/67)	220	270,467
4.75%, 05/30/42 (Call 11/30/41)	636	796,353
4.75%, 11/15/48 (Call 05/15/48)	85	110,016
5.50%, 04/15/41 (Call 10/15/40)	400	536,397
6.00%, 10/01/36	724	991,848
6.15%, 05/01/37	533	742,682
6.22%, 04/30/40	595	869,035
Empresa de Transporte de Pasajeros Metro SA, 5.00%, 01/25/47 (Call 07/25/46)(a)	400	475,000
FedEx Corp.
3.88%, 08/01/42	260	262,752
3.90%, 02/01/35	915	995,101
4.05%, 02/15/48 (Call 08/15/47)	1,210	1,228,674
4.10%, 04/15/43	177	183,823
4.10%, 02/01/45	608	622,015
4.40%, 01/15/47 (Call 07/15/46)	675	716,622
4.50%, 02/01/65	25	25,777
4.55%, 04/01/46 (Call 10/01/45)	659	722,900
4.75%, 11/15/45 (Call 05/15/45).	1,040	1,173,981
4.90%, 01/15/34	555	663,446
4.95%, 10/17/48 (Call 04/17/48)	481	547,972
5.10%, 01/15/44	685	802,748
Kansas City Southern
4.20%, 11/15/69 (Call 05/15/69)	560	675,803
4.30%, 05/15/43 (Call 11/15/42)	165	200,025
4.95%, 08/15/45 (Call 02/15/45)	270	352,802
Lima Metro Line 2 Finance Ltd., 5.88%, 07/05/34(a)	218	256,944
Norfolk Southern Corp.
3.40%, 11/01/49 (Call 05/01/49)	865	943,278
3.94%, 11/01/47 (Call 05/01/47)	885	1,031,460
3.95%, 10/01/42 (Call 04/01/42)	170	198,513
4.05%, 08/15/52 (Call 02/15/52)	917	1,091,141
4.10%, 05/15/49 (Call 11/15/48)	395	474,400
4.15%, 02/28/48 (Call 08/28/47)(b)	655	802,571
4.45%, 06/15/45 (Call 12/15/44)	360	447,445
4.65%, 01/15/46 (Call 07/15/45)	520	668,147
4.84%, 10/01/41	845	1,096,027
5.10%, 08/01/2118 (Call 02/01/2118)	385	504,808
Pelabuhan Indonesia II PT, 5.38%, 05/05/45(a)(b)	400	470,000
Polar Tankers Inc., 5.95%, 05/10/37(a)	30	38,984

SCHEDULE OF INVESTMENTS

Schedule of Investments (continued) February 29, 2020	iShares® Long-Term Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Transportation (continued)
TTX Co.
4.20%, 07/01/46 (Call 01/01/46)(a)	$250	$304,440
4.60%, 02/01/49 (Call 08/01/48)(a)	250	338,101
Union Pacific Corp.
3.35%, 08/15/46 (Call 02/15/46)	270	278,939
3.38%, 02/01/35 (Call 08/01/34)	575	634,266
3.55%, 08/15/39 (Call 02/15/39)	1,310	1,433,576
3.60%, 09/15/37 (Call 03/15/37)(b)	650	719,504
3.80%, 10/01/51 (Call 04/01/51)	400	450,183
3.84%, 03/20/60 (Call 09/20/59)(a)	1,221	1,341,093
3.88%, 02/01/55 (Call 08/01/54)	375	412,624
3.95%, 08/15/59 (Call 02/15/59)	25	28,251
4.00%, 04/15/47 (Call 10/15/46)(b)	150	171,149
4.05%, 11/15/45 (Call 05/15/45)	500	574,595
4.05%, 03/01/46 (Call 09/01/45)	695	790,217
4.10%, 09/15/67 (Call 03/15/67)	570	657,079
4.15%, 01/15/45 (Call 07/15/44)	405	468,052
4.25%, 04/15/43 (Call 10/15/42)	331	383,545
4.30%, 06/15/42 (Call 12/15/41)	150	177,438
4.30%, 03/01/49 (Call 09/01/48)	778	939,558
4.38%, 09/10/38 (Call 03/10/38)	734	876,389
4.38%, 11/15/65 (Call 05/15/65)	981	1,172,183
4.50%, 09/10/48 (Call 03/10/48)	645	788,894
United Parcel Service Inc.
3.40%, 11/15/46 (Call 05/15/46)	180	186,793
3.40%, 09/01/49 (Call 03/01/49)	650	683,905
3.63%, 10/01/42	445	486,136
3.75%, 11/15/47 (Call 05/15/47)	605	673,250
4.25%, 03/15/49 (Call 09/15/48)	1,265	1,525,674
4.88%, 11/15/40 (Call 05/15/40)	430	549,476
6.20%, 01/15/38	1,085	1,592,855
United Parcel Service of America Inc., 8.38%, 04/01/30(e)	30	44,104

		69,285,265

Trucking & Leasing —0.0%
GATX Corp.
4.50%, 03/30/45 (Call 09/30/44)(b)	150	169,600
5.20%, 03/15/44 (Call 09/15/43)	185	234,988

		404,588

Water — 0.2%
American Water Capital Corp.
3.75%, 09/01/47 (Call 03/01/47)	1,005	1,144,597
4.00%, 12/01/46 (Call 06/01/46)	195	228,099

Security	Par/ Shares (000)	Value

Water (continued)
4.15%, 06/01/49 (Call 12/01/48)	$265	$320,652
4.20%, 09/01/48 (Call 03/01/48)(b)	629	754,258
4.30%, 12/01/42 (Call 06/01/42)	146	179,064
4.30%, 09/01/45 (Call 03/01/45)	445	544,648
6.59%, 10/15/37	395	602,610
Essential Utilities Inc., 4.28%, 05/01/49 (Call 11/01/48)	310	375,647
Veolia Environnement SA, 6.75%, 06/01/38	118	176,951

		4,326,526

Total Corporate Bonds & Notes — 97.7% (Cost: $1,895,357,831)		2,072,645,845

Short-Term Investments

Money Market Funds — 8.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.74%(g)(h)(i)	158,179	158,289,593
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.52%(g)(h)	29,587	29,587,000

		187,876,593

Total Short-Term Investments — 8.8% (Cost: $187,818,153)		187,876,593

Total Investments in Securities — 106.5% (Cost: $2,083,175,984)		2,260,522,438

Other Assets, Less Liabilities — (6.5)%		(138,508,531)

Net Assets — 100.0%		$2,122,013,907

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	All or a portion of this security is on loan.
(c)	Security is issued at a fixed coupon rate, which converts to a variable rate at a specified date.
(d)	Perpetual security with no stated maturity date.
(e)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(f)	Zero-coupon bond.
(g)	Affiliate of the Fund.
(h)	Annualized 7-day yield as of period-end.
(i)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the year ended February 29, 2020, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 02/28/19 (000)	Net Activity (000)	Shares Held at 02/29/20 (000)	Value at 02/29/20	Income		Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	44,702	113,477	158,179	$158,289,593	$284,172	(b)	$1,707		$42,049
BlackRock Cash Funds: Treasury, SL Agency Shares	5,363	24,224	29,587	29,587,000	473,534		—		—

				$187,876,593	$757,706		$1,707		$42,049

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (continued) February 29, 2020	iShares® Long-Term Corporate Bond ETF

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 29, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$2,072,645,845	$—	$2,072,645,845
Money Market Funds	187,876,593	—	—	187,876,593

	$187,876,593	$2,072,645,845	$—	$2,260,522,438

See notes to financial statements.

SCHEDULE OF INVESTMENTS

Statement of Assets and Liabilities

February 29, 2020

iShares Long-Term Corporate Bond ETF

ASSETS
Investments in securities, at value (including securities on loan)(a):
Unaffiliated(b)	$2,072,645,845
Affiliated(c)	187,876,593
Cash	11,808
Receivables:
Investments sold	16,646,585
Securities lending income — Affiliated	32,201
Capital shares sold	1,195,602
Dividends	35,439
Interest	22,712,184

Total assets	2,301,156,257

LIABILITIES
Collateral on securities loaned, at value	158,222,908
Payables:
Investments purchased	20,826,581
Investment advisory fees	92,861

Total liabilities	179,142,350

NET ASSETS	$2,122,013,907

NET ASSETS CONSIST OF:
Paid-in capital	$1,951,634,615
Accumulated earnings	170,379,292

NET ASSETS	$2,122,013,907

Shares outstanding	30,200,000

Net asset value	$70.27

Shares authorized	Unlimited

Par value	None

(a) Securities loaned, at value	$153,995,630
(b) Investments, at cost — Unaffiliated	$1,895,357,831
(c) Investments, at cost — Affiliated	$187,818,153

See notes to financial statements.

2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Statement of Operations

Year Ended February 29, 2020

iShares Long-Term Corporate Bond ETF

INVESTMENT INCOME
Dividends — Affiliated	$473,534
Interest — Unaffiliated	55,461,138
Securities lending income — Affiliated — net	284,172
Other income — Unaffiliated	96,633

Total investment income	56,315,477

EXPENSES
Investment advisory fees	821,007

Total expenses	821,007

Net investment income	55,494,470

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	5,373,896
Investments — Affiliated	1,707
In-kind redemptions — Unaffiliated	40,159,836

Net realized gain	45,535,439

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	200,365,084
Investments — Affiliated	42,049

Net change in unrealized appreciation (depreciation)	200,407,133

Net realized and unrealized gain	245,942,572

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$301,437,042

See notes to financial statements.

FINANCIAL STATEMENTS

Statements of Changes in Net Assets

	iShares Long-Term Corporate Bond ETF
	Year Ended 02/29/20	Year Ended 02/28/19

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$55,494,470	$26,509,461
Net realized gain (loss)	45,535,439	(15,176,798)
Net change in unrealized appreciation (depreciation)	200,407,133	(9,689,781)

Net increase in net assets resulting from operations	301,437,042	1,642,882

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(51,645,393)	(26,801,451)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	1,283,334,387	(100,635,843)

NET ASSETS
Total increase (decrease) in net assets	1,533,126,036	(125,794,412)
Beginning of year	588,887,871	714,682,283

End of year	$2,122,013,907	$588,887,871

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

(For a share outstanding throughout each period)

		iShares Long-Term Corporate Bond ETF
	Year Ended 02/29/20	Year Ended 02/28/19	Year Ended 02/28/18	Year Ended 02/28/17	Year Ended 02/29/16

Net asset value, beginning of year	$57.73	$60.06	$59.77	$56.51	$62.53

Net investment income(a)	2.54	2.56	2.48	2.48	2.55
Net realized and unrealized gain (loss)(b)	12.48	(2.31)	0.30	3.25	(6.02)

Net increase (decrease) from investment operations	15.02	0.25	2.78	5.73	(3.47)

Distributions(c)
From net investment income	(2.48)	(2.58)	(2.49)	(2.47)	(2.55)

Total distributions	(2.48)	(2.58)	(2.49)	(2.47)	(2.55)

Net asset value, end of year	$70.27	$57.73	$60.06	$59.77	$56.51

Total Return
Based on net asset value	26.50%	0.53%	4.65%	10.21%	(5.53)%

Ratios to Average Net Assets
Total expenses	0.06%	0.11%	0.20%	0.20%	0.20%

Total expenses after fees waived	0.06%	0.10%	0.20%	0.20%	0.20%

Net investment income	3.89%	4.44%	4.05%	4.10%	4.40%

Supplemental Data
Net assets, end of year (000)	$2,122,014	$588,888	$714,682	$830,758	$785,548

Portfolio turnover rate(d)	15%	24%	12%	10%	11%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

FINANCIAL HIGHLIGHTS

Notes to Financial Statements

1.	ORGANIZATION

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following fund (the “Fund”):

iShares ETF	Diversification Classification
Long-Term Corporate Bond	Diversified

2.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

Investment Transactions and Income Recognition: Investment transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Interest income, including amortization and accretion of premiums and discounts on debt securities, and payment-in-kind interest income, if any, are recognized daily on the accrual basis. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Fund. Because such gains or losses are not taxable to the Fund and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Fund’s tax year. These reclassifications have no effect on net assets or net asset value per share.

Distributions: Dividends and distributions paid by the Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Fund.

Recent Accounting Standards: The Fund has adopted Financial Accounting Standards Board Accounting Standards Update 2017-08 to amend the amortization period for certain purchased callable debt securities held at a premium. Under the new standard, the Fund has changed the amortization period for the premium on certain purchased callable debt securities with non-contingent call features to the earliest call date. In accordance with the transition provisions of the standard, the Fund applied the amendments on a modified retrospective basis beginning with the fiscal period ended February 29, 2020. The cost basis of securities at February 28, 2019 has been adjusted to $645,281,461.

This change in accounting policy has been made to comply with the newly issued accounting standard and had no impact on accumulated earnings (loss) or the net asset value of the Fund.

Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. A fund determines the fair value of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:

•

Fixed-income investments are valued using the last available bid price or current market quotations provided by independent dealers or prices (including evaluated prices) supplied by approved independent third-party pricing services. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data, credit quality information, perceived market movements, news, and other relevant information and by other methods, which may include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; general market conditions; and/or other factors and assumptions.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).

2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (continued)

If events (e.g., a company announcement, market volatility or a natural disaster) occur that are expected to materially affect the value of an investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with policies approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and the cost approach. Valuation techniques used under these approaches take into consideration inputs that include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other inputs, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates.

When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets for identical assets or liabilities;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The fair value hierarchy for the Fund’s investments is included in its schedule of investments. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Securities Lending: The Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by the Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of February 29, 2020, any securities on loan were collateralized by cash and/or U.S. government obligations. Cash collateral received was invested in money market funds managed by BlackRock Fund Advisors (“BFA”), the Fund’s investment adviser, or its affiliates and is disclosed in the schedule of investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan for the Fund, if any, are also disclosed in its schedule of investments. The market value of any securities on loan as of February 29, 2020 and the value of the related cash collateral are disclosed in the statement of assets and liabilities.

Securities lending transactions are entered into by a fund under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the fund can reinvest cash collateral received in connection with loaned securities.

NOTES TO FINANCIAL STATEMENTS

Notes to Financial Statements  (continued)

The following table is a summary of the securities lending agreements by counterparty which are subject to offset under an MSLA as of February 29, 2020:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received	(a)	Non-Cash Collateral Received	Net Amount

Long-Term Corporate Bond
Barclays Bank PLC	$10,503,625	$10,503,625		$—	$—
BNP Paribas Prime Brokerage International Ltd.	9,366,479	9,366,479		—	—
BofA Securities, Inc.	6,344,134	6,344,134		—	—
Citadel Clearing LLC	10,405,676	10,405,676		—	—
Citigroup Global Markets Inc.	4,375,595	4,375,595		—	—
Credit Suisse Securities (USA) LLC	12,252,044	12,252,044		—	—
Deutsche Bank Securities Inc.	555,000	555,000		—	—
Goldman Sachs & Co.	28,455,748	28,455,748		—	—
HSBC Securities (USA) Inc.	8,415,217	8,415,217		—	—
JPMorgan Securities LLC	8,201,441	8,201,441		—	—
Morgan Stanley & Co. LLC	16,998,720	16,998,720		—	—
MUFG Securities Americas Inc.	876,807	876,807		—	—
Nomura Securities International Inc.	908,496	908,496		—	—
Scotia Capital (USA) Inc.	2,275,158	2,275,158		—	—
State Street Bank & Trust Company	1,685,144	1,685,144		—	—
UBS AG	8,208,795	8,208,795		—	—
Wells Fargo Securities LLC	24,167,551	24,167,551		—	—

	$153,995,630	$153,995,630		$—	$—

(a)

Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Fund is disclosed in the Fund’s statement of assets and liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. The Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Fund.

5.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of the Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Fund, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to the Fund, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Aggregate Average Daily Net Assets	Investment Advisory Fee
First $121 billion	0.0600%
Over $121 billion, up to and including $181 billion	0.0570
Over $181 billion, up to and including $231 billion	0.0542
Over $231 billion, up to and including $281 billion	0.0515
Over $281 billion	0.0489

Each reduced investment advisory fee level reflects a 5% reduction (rounded to the fourth decimal place) from the investment advisory fee at the prior aggregate average daily net asset level.

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for the Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Fund.

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Fund, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. The Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, or its affiliates, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities. The Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (continued)

Pursuant to the current securities lending agreement, the Fund retains 82% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, the Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by the Fund is shown as securities lending income — affiliated — net in its statement of operations. For the year ended February 29, 2020, the Fund paid BTC $99,688 for securities lending agent services.

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the year ended February 29, 2020, transactions executed by the Fund pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales	Net Realized Gain (Loss)
Long-Term Corporate Bond	$2,697,972	$9,959,904	$109,417

The Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends — affiliated in the statement of operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

6.	PURCHASES AND SALES

For the year ended February 29, 2020, purchases and sales of investments, excluding in-kind transactions and short-term investments, were as follows:

	Other Securities
iShares ETF	Purchases	Sales
Long-Term Corporate Bond	$240,543,225	$208,041,777

For the year ended February 29, 2020, in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
Long-Term Corporate Bond	$1,631,740,345	$404,728,540

7.	INCOME TAX INFORMATION

The Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of the Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

Management has analyzed tax laws and regulations and their application to the Fund as of February 29, 2020, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements.

U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. As of February 29, 2020, the following permanent differences attributable to realized gains (losses) from in-kind redemptions, were reclassified to the following accounts:

iShares ETF	Paid-in Capital	Accumulated Earnings
Long-Term Corporate Bond	$39,363,947	$(39,363,947)

NOTES TO FINANCIAL STATEMENTS

Notes to Financial Statements  (continued)

The tax character of distributions paid was as follows:

iShares ETF	Year Ended 02/29/20	Year Ended 02/28/19
Long-Term Corporate Bond
Ordinary income	$51,645,393	$26,801,451

As of February 29, 2020, the tax components of accumulated net earnings (losses) were as follows:

iShares ETF	Undistributed Ordinary Income	Non-expiring Capital Loss Carryforwards	(a)	Net Unrealized Gains (Losses)	(b)	Total
Long-Term Corporate Bond	$6,191,435	$(11,646,952)		$175,834,809		$170,379,292

(a)	Amounts available to offset future realized capital gains.
(b)

The difference between book-basis and tax-basis unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales, amortization methods for premiums and discounts on fixed income securities, and the classification of investments.

For the year ended February 29, 2020, the Fund utilized $6,644,117 of its capital loss carryforwards.

As of February 29, 2020, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Long-Term Corporate Bond	$2,084,687,629	$179,140,193	$(3,305,384)	$175,834,809

8.	PRINCIPAL RISKS

In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. The Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve the Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

Market Risk: Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss a fund may suffer through holding market positions in the face of market movements. A fund is exposed to market risk by its investment in equity, fixed income and/or financial derivative instruments or by its investment in underlying funds. The fair value of securities held by a fund may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments. The extent of a fund’s exposure to market risk is the market value of the investments held as shown in the fund’s schedule of investments.

Investing in the securities of non-U.S. issuers involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: differences in accounting, auditing and financial reporting standards; more substantial governmental involvement in the economy; higher inflation rates, greater social, economic and political uncertainties; possible nationalization or expropriation of assets; less availability of public information about issuers; imposition of withholding or other taxes; higher transaction and custody costs and delays in settlement procedures; and lower level of regulation of the securities markets and issuers. Non-U.S. securities may be less liquid, more difficult to value, and have greater price volatility due to exchange rate fluctuations. These and other risks are heightened for investments in issuers from countries with less developed capital markets.

Changes in market interest rates or economic conditions may affect the value and/or liquidity of fixed income investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. Securities with longer durations tend to be more sensitive to interest rate changes, usually making their prices more volatile than those of securities with shorter durations. Given the environment of historically low interest rates, a fund may be subject to a greater risk of price losses if interest rates rise.

An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future,

2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (continued)

could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund’s investments. The impact of the pandemic may be short term or may last for an extended period of time.

Credit Risk: Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose a fund to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of a fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its schedule of investments.

9.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by the Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of the Fund are not redeemable.

Transactions in capital shares were as follows:

	Year Ended 02/29/20		Year Ended 02/28/19
iShares ETF	Shares	Amount	Shares	Amount
Long-Term Corporate Bond
Shares sold	26,300,000	$1,702,397,129	3,300,000	$190,580,512
Shares redeemed	(6,300,000)	(419,062,742)	(5,000,000)	(291,216,355)

Net increase(decrease)	20,000,000	$1,283,334,387	(1,700,000)	$(100,635,843)

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the statement of assets and liabilities.

10.	LEGAL PROCEEDINGS

On June 16, 2016, investors in certain iShares funds (iShares Core S&P Small-Cap ETF, iShares Russell 1000 Growth ETF, iShares Core S&P 500 ETF, iShares Russell Mid-Cap Growth ETF, iShares Russell Mid-Cap ETF, iShares Russell Mid-Cap Value ETF, iShares Select Dividend ETF, iShares Morningstar Mid-Cap ETF, iShares Morningstar Large-Cap ETF, iShares U.S. Aerospace & Defense ETF and iShares Preferred and Income Securities ETF) filed a class action lawsuit against iShares Trust, BlackRock, Inc. and certain of its advisory affiliates, and certain directors/trustees and officers of the Funds (collectively, “Defendants”) in California State Court. The lawsuit alleges the Defendants violated federal securities laws by failing to adequately disclose in the prospectuses issued by the funds noted above the risks of using stop-loss orders in the event of a ‘flash crash’, such as the one that occurred on May 6, 2010. On September 18, 2017, the court issued a Statement of Decision holding that the Plaintiffs lack standing to assert their claims. On October 11, 2017, the court entered final judgment dismissing all of the Plaintiffs’ claims with prejudice. In an opinion dated January 23, 2020, the California Court of Appeal affirmed the dismissal of Plaintiffs’ claims. On March 3, 2020, plaintiffs filed a petition for review by the California Supreme Court.

11.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

NOTES TO FINANCIAL STATEMENTS

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of iShares Trust and

Shareholders of iShares Long-Term Corporate Bond ETF

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of iShares Long-Term Corporate Bond ETF (one of the funds constituting iShares Trust, referred to hereafter as the “Fund”) as of February 29, 2020, the related statement of operations for the year ended February 29, 2020, the statement of changes in net assets for each of the two years in the period ended February 29, 2020, including the related notes, and the financial highlights for each of the five years in the period ended February 29, 2020 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of February 29, 2020, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended February 29, 2020 and the financial highlights for each of the five years in the period ended February 29, 2020 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of February 29, 2020 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

April 21, 2020

We have served as the auditor of one or more BlackRock investment companies since 2000.

2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Want to know more?

iShares.com    |    1-800-474-2737

This report is intended for the Fund’s shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Bloomberg Index Services Limited or ICE Data Indices, LLC, nor do these companies make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the companies listed above.

©2020 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-1018-0420

APRIL 30, 2020

2020 Semi-Annual Report (Unaudited)

iShares U.S. ETF Trust

•	iShares Interest Rate Hedged Emerging Markets Bond ETF | EMBH | NYSE Arca

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

You may elect to receive all future reports in paper free of charge. If you hold accounts through a financial intermediary, you can follow the instructions included with this disclosure, if applicable, or contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Please note that not all financial intermediaries may offer this service. Your election to receive reports in paper will apply to all funds held with your financial intermediary.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive electronic delivery of shareholder reports and other communications by contacting your financial intermediary. Please note that not all financial intermediaries may offer this service.

Fund Summary as of April 30, 2020	iShares® Interest Rate Hedged Emerging Markets Bond ETF

Investment Objective

The iShares Interest Rate Hedged Emerging Markets Bond ETF (the “Fund”) seeks to mitigate the interest rate risk of a portfolio composed of U.S. dollar-denominated, emerging market bonds. The Fund is an actively managed exchange-traded fund that does not seek to replicate the performance of a specified index. The Fund currently seeks to achieve its investment objective by investing a substantial portion of its assets in one underlying fund, the iShares J.P. Morgan USD Emerging Markets Bond ETF. The Fund attempts to mitigate the interest rate risk of the underlying fund by holding short positions in U.S. Treasury futures or interest rate swaps.

Performance

		Average Annual Total Returns		Cumulative Total Returns
	6 Months	1 Year	Since Inception	1 Year	Since Inception
Fund NAV	(15.92)%	(16.83)%	(0.47)%	(16.83)%	(2.22)%
Fund Market	(16.31)	(17.08)	(0.54)	(17.08)	(2.56)
J.P. Morgan EMBI Global Core Swap Hedged Index	(17.71)	(18.31)	(0.54)	(18.31)	(2.53)

The inception date of the Fund was 7/22/15. The first day of secondary market trading was 7/23/15.

The J.P. Morgan EMBI Global Core Swap Hedged Index is an unmanaged index that consists of the J.P. Morgan EMBI® Global Core Index plus interest rate swaps that intend to hedge the interest rate exposure of the J.P. Morgan EMBI® Global Core Index.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 4 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (11/01/19)	Ending Account Value (04/30/20)	Expenses Paid During the Period	(a)(b)	Beginning Account Value (11/01/19)	Ending Account Value (04/30/20)	Expenses Paid During the Period	(a)(b)	Annualized Expense Ratio
$1,000.00	$840.80	$0.46		$1,000.00	$1,024.40	$0.50		0.10%

(a)	Annualized expense ratio and expenses paid during the period do not include fees and expenses of the underlying fund in which the Fund invests.
(b)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 4 for more information.

Portfolio Information

Tables shown are for the underlying fund in which the Fund invests.

ALLOCATION BY CREDIT QUALITY

Moody’s Credit Rating*	Percent of Total Investments	(a)
Aa	6.8%
A	15.6
Baa	32.1
Ba	17.1
B	18.1
Caa	4.2
Ca	1.2
Not Rated	4.9

TEN LARGEST GEOGRAPHIC ALLOCATION

Country/Geographic Region	Percent of Total Investments	(a)
Mexico	5.2%
Indonesia	5.1
Saudi Arabia	4.7
Russia	4.4
Qatar	4.4
Philippines	4.2
Turkey	4.1
China	3.9
United Arab Emirates	3.7
Brazil	3.6

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

FUND SUMMARY	3

About Fund Performance

Past performance is no guarantee of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time, and may continue to affect adversely the value and liquidity of the fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not trade in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary market trading in shares of the fund, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of your Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested at the beginning of the period (or from the commencement of operations if less than 6 months) and held through the end of the period, is intended to help you understand your ongoing costs (in dollars and cents) of investing in your Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on your Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) April 30, 2020	iShares® Interest Rate Hedged Emerging Markets Bond ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Investment Companies

Exchange-Traded Funds — 94.6%
iShares J.P. Morgan USD Emerging Markets Bond ETF(a)(b)	47,498	$4,773,549

Total Investment Companies — 94.6% (Cost: $5,240,708)		4,773,549

Short-Term Investments

Money Market Funds — 46.8%
BlackRock Cash Funds: Institutional, SL Agency Shares,
0.89%(a)(c)(d)	2,311,548	2,314,091
BlackRock Cash Funds: Treasury, SL Agency Shares,
0.18%(a)(c)	49,000	49,000

		2,363,091

Total Short-Term Investments — 46.8% (Cost: $2,363,062)		2,363,091

Total Investments in Securities — 141.4% (Cost: $7,603,770)		7,136,640

Other Assets, Less Liabilities — (41.4)%		(2,090,811)

Net Assets — 100.0%		$5,045,829

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period-end.
(d)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended April 30, 2020, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 10/31/19	Shares Purchased		Shares Sold		Shares Held at 04/30/20	Value at 04/30/20	Income		Net Realized Gain (Loss	)(a)	Change in Unrealized Appreciation (Depreciation )
BlackRock Cash Funds: Institutional, SL Agency Shares	—	2,311,548(b	)	—		2,311,548	$2,314,091	$2,600(c	)	$(2,735)		$28
BlackRock Cash Funds: Treasury, SL Agency Shares	89,000	—		(40,000	)(b)	49,000	49,000	1,108		—		—
iShares J.P. Morgan USD Emerging Markets Bond ETF	61,823	219		(14,544)		47,498	4,773,549	143,369		84,397		(675,832)

							$7,136,640	$147,077		$81,662		$(675,804)

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)	Net of purchases and sales.
(c)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Centrally Cleared Interest Rate Swaps

Paid by the Fund		Received by the Fund		Effective Date	Termination Date	Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate(a)	Frequency
1.17%	Semi-annual	0.56%	Quarterly	N/A	12/08/21	$(1,547)	$(20,480)	$598	$(21,078)
2.38	Semi-annual	0.56	Quarterly	N/A	01/12/23	(377)	(20,419)	(19,132)	(1,287)
2.46	Semi-annual	0.56	Quarterly	N/A	01/13/25	(885)	(85,083)	(8,720)	(76,363)
1.44	Semi-annual	0.56	Quarterly	N/A	12/08/26	(1)	(62)	16	(78)
3.25	Semi-annual	0.56	Quarterly	N/A	10/18/28	(1,119)	(248,970)	(81,060)	(167,910)
0.77	Semi-annual	0.56	Quarterly	N/A	04/01/30	(10)	(124)	0	(124)
2.34	Semi-annual	0.56	Quarterly	N/A	12/08/36	(435)	(109,347)	(4,488)	(104,859)
2.41	Semi-annual	0.56	Quarterly	N/A	06/19/37	(14)	(3,778)	(942)	(2,836)
0.86	Semi-annual	0.56	Quarterly	N/A	03/30/45	(10)	(105)	0	(105)
1.77	Semi-annual	0.56	Quarterly	N/A	12/08/46	(49)	(11,724)	10,735	(22,459)

SCHEDULE OF INVESTMENTS	5

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® Interest Rate Hedged Emerging Markets Bond ETF

Centrally Cleared Interest Rate Swaps (continued)

Paid by the Fund		Received by the Fund		Effective Date	Termination Date	Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate(a)	Frequency
3.33%	Semi-annual	0.56%	Quarterly	N/A	10/26/48	$(258)	$(171,334)	$(103,236)	$(68,098)
0.87	Semi-annual	0.56	Quarterly	N/A	03/30/50	(10)	(145)	0	(145)

							$(671,571)	$(206,229)	$(465,342)

(a)	Represents 3-month LIBOR. Rate shown is the rate in effect as of period-end.

Balances Reported in the Statement of Assets and Liabilities for Centrally Cleared Swaps

	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation
Centrally Cleared Swaps(a)	$11,349	$(217,578)	$—	$(465,342)

(a)

Includes cumulative appreciation (depreciation) on centrally cleared swaps, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities and is net of any previously paid (received) swap premium amounts.

Derivative Financial Instruments Categorized by Risk Exposure

As of April 30, 2020, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:

Interest Rate Contracts
Liabilities — Derivative Financial Instruments
Swaps — centrally cleared
Unrealized depreciation on centrally cleared swaps(a)	$465,342

(a)

Net cumulative appreciation (depreciation) on centrally cleared interest rate swaps contracts are reported in the Schedule of Investments. In the Statement of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the six months ended April 30, 2020, the effect of derivative financial instruments in the Statement of Operations was as follows:

Interest Rate Contracts
Net Realized Gain (Loss) from:
Swaps	$(629,554)

Net Change in Unrealized Appreciation (Depreciation) on:
Swaps	$127,631

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Interest rate swaps:
Average notional value — pays fixed rate	$6,204,823

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

6	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® Interest Rate Hedged Emerging Markets Bond ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Investment Companies	$4,773,549	$—	$—	$4,773,549
Money Market Funds	2,363,091	—	—	2,363,091

	$7,136,640	$—	$—	$7,136,640

Derivative financial instruments(a)
Liabilities
Swaps	$—	$(465,342)	$—	$(465,342)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

SCHEDULE OF INVESTMENTS	7

Statement of Assets and Liabilities  (unaudited)

April 30, 2020

iShares Interest Rate Hedged Emerging Markets Bond ETF

ASSETS
Investments in securities, at value (including securities on loan)(a):
Affiliated(b)	$7,136,640
Cash	1,351
Cash pledged:
Centrally cleared swaps	223,000
Receivables:
Investments sold	346
Securities lending income — Affiliated	699
Variation margin on centrally cleared swaps	707
Dividends	16

Total assets	7,362,759

LIABILITIES
Collateral on securities loaned, at value	2,316,522
Payables:
Investment advisory fees	408

Total liabilities	2,316,930

NET ASSETS	$5,045,829

NET ASSETS CONSIST OF:
Paid-in capital	$7,000,414
Accumulated loss	(1,954,585)

NET ASSETS	$5,045,829

Shares outstanding	250,000

Net asset value	$20.18

Shares authorized	Unlimited

Par value	None

(a) Securities loaned, at value	$2,270,496
(b) Investments, at cost — Affiliated	$7,603,770

See notes to financial statements.

8	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statement of Operations  (unaudited)

Six Months Ended April 30, 2020

iShares Interest Rate Hedged Emerging Markets Bond ETF

INVESTMENT INCOME
Dividends — Affiliated	$144,477
Securities lending income — Affiliated — net	2,600

Total investment income	147,077

EXPENSES
Investment advisory fees	24,684

Total expenses	24,684
Less:
Investment advisory fees waived	(21,393)

Total expenses after fees waived	3,291

Net investment income	143,786

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Affiliated	(1,891)
In-kind redemptions — Affiliated	83,553
Swaps	(629,554)

Net realized loss	(547,892)

Net change in unrealized appreciation (depreciation) on:
Investments — Affiliated	(675,804)
Swaps	127,631

Net change in unrealized appreciation (depreciation)	(548,173)

Net realized and unrealized loss	(1,096,065)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(952,279)

See notes to financial statements.

FINANCIAL STATEMENTS	9

Statements of Changes in Net Assets

	iShares Interest Rate Hedged Emerging Markets Bond ETF
	Six Months Ended 04/30/20 (unaudited)	Year Ended 10/31/19

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$143,786	$655,359
Net realized loss	(547,892)	(237,999)
Net change in unrealized appreciation (depreciation)	(548,173)	(105,619)

Net increase (decrease) in net assets resulting from operations	(952,279)	311,741

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(122,205)	(631,997)

CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from capital share transactions	(1,213,129)	(6,248,772)

NET ASSETS
Total decrease in net assets	(2,287,613)	(6,569,028)
Beginning of period	7,333,442	13,902,470

End of period	$5,045,829	$7,333,442

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

10	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

(For a share outstanding throughout each period)

	iShares Interest Rate Hedged Emerging Markets Bond ETF
	Six Months Ended 04/30/20 (unaudited	)	Year Ended 10/31/19	Year Ended 10/31/18		Year Ended 10/31/17	Year Ended 10/31/16	Period From 07/22/15 to 10/31/15	(a)

Net asset value, beginning of period	$24.44		$25.28	$26.44		$25.06	$24.20	$25.05

Net investment income(b)	0.51		1.42	1.06		1.11	1.17	0.33
Net realized and unrealized gain (loss)(c)	(4.34)		(1.00)	(1.19)		1.24	0.61	(0.95)

Net increase (decrease) from investment operations	(3.83)		0.42	(0.13)		2.35	1.78	(0.62)

Distributions(d)
From net investment income	(0.43)		(1.26)	(1.03)		(0.97)	(0.89)	(0.23)
Return of capital	—		—	—		—	(0.03)	(0.00	)(e)

Total distributions	(0.43)		(1.26)	(1.03)		(0.97)	(0.92)	(0.23)

Net asset value, end of period	$20.18		$24.44	$25.28		$26.44	$25.06	$24.20

Total Return
Based on net asset value	(15.92	)%(f)	1.72%	(0.51)%		9.57%	7.49%	(2.43	)%(f)

Ratios to Average Net Assets
Total expenses(g)	0.75	%(h)	0.75%	0.75%		0.75%	0.75%	0.75	%(h)

Total expenses after fees waived(g)	0.10	%(h)	0.10%	0.10%		0.10%	0.10%	0.12	%(h)

Net investment income	4.37	%(h)	5.71%	4.07%		4.32%	4.82%	4.86	%(h)

Supplemental Data
Net assets, end of period (000)	$5,046		$7,333	$13,902		$2,644	$2,506	$2,420

Portfolio turnover rate(i)(j)	0	%(f)(k)	3%	0	%(k)	2%	3%	0	%(f)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Rounds to less than $0.01.
(f)	Not annualized.
(g)	The Fund indirectly bears its proportionate share of fees and expenses incurred by the underlying fund in which the Fund is invested. This ratio does not include these indirect fees and expenses.
(h)	Annualized.
(i)	Portfolio turnover rate excludes in-kind transactions.
(j)

Portfolio turnover rate excludes the portfolio activity of the underlying fund in which the Fund is invested. See the underlying fund’s financial highlights for its respective portfolio turnover rates.

(k)	Rounds to less than 1%.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	11

Notes to Financial Statements  (unaudited)

1.	ORGANIZATION

iShares U.S. ETF Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following fund (the “Fund”):

iShares ETF	Diversification Classification
Interest Rate Hedged Emerging Markets Bond	Diversified

Currently the Fund seeks to achieve its investment objective by investing a substantial portion of its assets in an iShares fund (an “underlying fund”). The financial statements and schedule of investments for the underlying fund are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

Investment Transactions and Income Recognition: Investment transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions from the underlying funds, if any, are recognized on the ex-dividend date. Interest income is accrued daily.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Fund. Because such gains or losses are not taxable to the Fund and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Fund’s tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.

Distributions: Dividends and distributions paid by the Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Fund.

Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. A fund determines the fair value of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with a policy approved by the Board as reflecting fair value. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:

•

Exchange-traded funds and closed-end funds traded on a recognized securities exchange are valued at that day’s last traded price or official closing price, as applicable, on the exchange where the fund is primarily traded. Funds traded on a recognized exchange for which there were no sales on that day may be valued at the last traded price.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.

•

Swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.

If events (e.g., a company announcement, market volatility or a natural disaster) occur that are expected to materially affect the value of an investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with policies approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and the cost approach. Valuation techniques used under these approaches take into consideration inputs that include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if

12	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (unaudited) (continued)

reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other inputs, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates.

When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets for identical assets or liabilities;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The fair value hierarchy for the Fund’s investments is included in its schedule of investments. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Securities Lending: The Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by the Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of April 30, 2020, any securities on loan were collateralized by cash and/or U.S. government obligations. Cash collateral received was invested in money market funds managed by BlackRock Fund Advisors (“BFA”), the Fund’s investment adviser, or its affiliates and is disclosed in the schedule of investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan for the Fund, if any, are also disclosed in its schedule of investments. The market value of any securities on loan as of April 30, 2020 and the value of the related cash collateral are disclosed in the statement of assets and liabilities.

Securities lending transactions are entered into by a fund under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the fund can reinvest cash collateral received in connection with loaned securities.

The following table is a summary of the securities lending agreements by counterparty which are subject to offset under an MSLA as of April 30, 2020:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received(a)	Non-Cash Collateral Received	Net Amount
Interest Rate Hedged Emerging Markets Bond
Credit Suisse AG	$20,100	$20,100	$—	$—
JPMorgan Securities LLC	2,250,396	2,250,396	—	—

	$2,270,496	$2,270,496	$—	$—

(a)

Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Fund is disclosed in the Fund’s statement of assets and liabilities.

NOTES TO FINANCIAL STATEMENTS	13

Notes to Financial Statements  (unaudited) (continued)

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. The Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Fund.

5.	DERIVATIVE FINANCIAL INSTRUMENTS

Swaps: Swaps are financial agreements to exchange cash flows in which one party pays a stream of interest payments, either fixed or floating, in exchange for another party’s stream of interest payments, either fixed or floating, on the same notional amount for a specified period of time. Interest rate swaps are used by the Fund to mitigate the potential impact of interest rates on the performance of the bonds held by the Fund or its underlying fund.

Swap agreements are privately negotiated in the over-the-counter market and may be entered into as a bilateral contract or centrally cleared (“centrally cleared swaps”). The Fund enters into centrally cleared swaps.

In a centrally cleared swap, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (“CCP”) and the CCP becomes the Fund’s counterparty on the swap. The Fund is required to interface with the CCP through a broker. Upon entering into a centrally cleared swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated on the schedule of investments and cash deposited is shown as cash pledged for centrally cleared swaps on the statement of assets and liabilities. The daily change in valuation of centrally cleared swaps is recorded as variation margin receivable or payable on centrally cleared swaps in the statement of assets and liabilities. Payments received from (paid to) the counterparty, including at termination, are recorded as realized gains (losses) in the statement of operations. Payments and receipts are amortized over the term of the contract as a realized gain (loss) in the statement of the operations.

Swap transactions involve, to varying degrees, elements of interest rate, credit and market risks in excess of the amounts recognized in the statement of assets and liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.

6.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of the Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Fund, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to the Fund, BFA is entitled to an annual investment advisory fee of 0.75%, accrued daily and paid monthly by the Fund, based on the average daily net assets of the Fund.

Expense Waivers: A fund may incur its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). The total of the investment advisory fee and acquired fund fees and expenses is a fund’s total annual operating expenses. BFA has contractually agreed to waive a portion of its investment advisory fee for the Fund through February 28, 2022 so that the Fund’s total annual operating expenses after fee waiver is equal to the acquired fund fees and expenses attributable to the Fund’s investment in the iShares J.P. Morgan USD Emerging Markets Bond ETF (“EMB”), after taking into account any fee waivers by EMB, plus 0.10%.

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for the Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Fund.

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Fund, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. The Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, or its affiliates, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities. The Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, the Fund retains 82% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, the Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

14	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (unaudited) (continued)

The share of securities lending income earned by the Fund is shown as securities lending income — affiliated — net in its statement of operations. For the six months ended April 30, 2020, the Fund paid BTC $764 for securities lending agent services.

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

The Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends — affiliated in the statement of operations.

7.	PURCHASES AND SALES

For the six months ended April 30, 2020, purchases and sales of investments, excluding in-kind transactions and short-term investments, were as follows:

iShares ETF	Purchases	Sales
Interest Rate Hedged Emerging Markets Bond	$25,045	$512,270

For the six months ended April 30, 2020, in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
Interest Rate Hedged Emerging Markets Bond	$—	$1,170,883

8.	INCOME TAX INFORMATION

The Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of the Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

Management has analyzed tax laws and regulations and their application to the Fund as of April 30, 2020, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements.

As of October 31, 2019, the Fund had non-expiring capital loss carryforwards available to offset future realized capital gains of $493,536.

As of April 30, 2020, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Interest Rate Hedged Emerging Markets Bond	$7,606,036	$28	$(934,766)	$(934,738)

9.	PRINCIPAL RISKS

In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. The Fund’s prospectus provides details of the risks to which the Fund is subject.

Market Risk: Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss a fund may suffer through holding market positions in the face of market movements. A fund is exposed to market risk by its investment in equity, fixed income and/or financial derivative instruments or by its investment in underlying funds. The fair value of securities held by a fund may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments. The extent of a fund’s exposure to market risk is the market value of the investments held as shown in the fund’s schedule of investments.

An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic

NOTES TO FINANCIAL STATEMENTS	15

Notes to Financial Statements  (unaudited) (continued)

may result in substantial market volatility and may adversely impact the prices and liquidity of a fund’s investments. The impact of the pandemic may be short term or may last for an extended period of time.

Credit Risk: Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose a fund to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of a fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its schedule of investments.

10.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by the Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of the Fund are not redeemable.

Transactions in capital shares were as follows:

	Six Months Ended 04/30/20		Year Ended 10/31/19
iShares ETF	Shares	Amount	Shares	Amount
Interest Rate Hedged Emerging Markets Bond
Shares sold	—	$—	50,000	$1,228,056
Shares redeemed	(50,000)	(1,213,129)	(300,000)	(7,476,828)

Net decrease	(50,000)	$(1,213,129)	(250,000)	$(6,248,772)

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the statement of assets and liabilities.

11.	LEGAL PROCEEDINGS

On June 16, 2016, investors in certain iShares funds (iShares Core S&P Small-Cap ETF, iShares Russell 1000 Growth ETF, iShares Core S&P 500 ETF, iShares Russell Mid-Cap Growth ETF, iShares Russell Mid-Cap ETF, iShares Russell Mid-Cap Value ETF, iShares Select Dividend ETF, iShares Morningstar Mid-Cap ETF, iShares Morningstar Large-Cap ETF, iShares U.S. Aerospace & Defense ETF and iShares Preferred and Income Securities ETF)filed a class action lawsuit against iShares Trust, BlackRock, Inc. and certain of its advisory affiliates, and certain directors/trustees and officers of the Funds (collectively, “Defendants”) in California State Court. The lawsuit alleges the Defendants violated federal securities laws by failing to adequately disclose in the prospectuses issued by the funds noted above the risks of using stop-loss orders in the event of a ‘flash crash’, such as the one that occurred on May 6, 2010. On September 18, 2017, the court issued a Statement of Decision holding that the Plaintiffs lack standing to assert their claims. On October 11, 2017, the court entered final judgment dismissing all of the Plaintiffs’ claims with prejudice. In an opinion dated January 23, 2020, the California Court of Appeal affirmed the dismissal of Plaintiffs’ claims. On March 3, 2020, plaintiffs filed a petition for review by the California Supreme Court. On May 27, 2020, the California Supreme Court denied Plaintiff’s petition for review. Plaintiff may choose to petition the U.S. Supreme Court for further review.

12.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

16	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statement Regarding Liquidity Risk Management Program  (unaudited)

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Board of Trustees (the “Board”) of iShares Interest Rate Hedged Emerging Markets Bond ETF met on December 3, 2019 (the “Meeting”) to review the liquidity risk management program (the “Program”) applicable to the iShares Funds (each, a “Fund”) pursuant to the Liquidity Rule. The Board has appointed BlackRock Fund Advisors (“BlackRock”), the investment adviser to the Funds, as the program administrator for each Fund’s Program, as applicable. BlackRock has delegated oversight of the Program to the 40 Act Liquidity Risk Management Committee (the “Committee”). At the Meeting, the Committee, on behalf of BlackRock, provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including the operation of each Fund’s Highly Liquid Investment Minimum (“HLIM”) where applicable, and any material changes to the Program (the “Report”). The Report covered the period from December 1, 2018 through September 30, 2019 (the “Program Reporting Period”).

The Report described the Program’s liquidity classification methodology for categorizing a Fund’s investments (including derivative transactions) into one of four liquidity buckets. It also described BlackRock’s methodology in establishing a Fund’s HLIM and noted that the Committee reviews and ratifies the HLIM assigned to each Fund no less frequently than annually.

The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing a Fund’s liquidity risk, as follows:

a)

The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed whether each Fund’s investment strategy is appropriate for an open-end fund structure with a focus on Funds with more significant and consistent holdings of less liquid and illiquid assets. The Committee also factored a Fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account. A factor for consideration under the Liquidity Rule is a Fund’s use of borrowings for investment purposes. However, the Funds do not borrow for investment purposes. Derivative exposure was considered in the calculation of liquidity classification.

b)

Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed historical redemption activity and used this information as a component to establish each ETF’s reasonably anticipated trading size. The Committee may also take into consideration a Fund’s shareholder ownership concentration (which, depending on product type and distribution channel, may or may not be available), a Fund’s distribution channels, and the degree of certainty associated with a Fund’s short-term and long-term cash flow projections.

c)

Holdings of cash and cash equivalents, as well as borrowing arrangements. The Committee considered that ETFs generally do not hold more than de minimus amounts of cash. Funds may borrow for temporary or emergency purposes, including to meet payments due from redemptions or to facilitate the settlement of securities or other transactions.

d)

The relationship between an ETF’s portfolio liquidity and the way in which, and the prices and spreads at which, ETF shares trade, including the efficiency of the arbitrage function and the level of active participation by market participants, including authorized participants. The Committee monitored the prevailing bid/ask spread and the ETF price premium (or discount) to NAV for all ETFs and reviewed any persistent deviations from long-term averages.

e)

The effect of the composition of baskets on the overall liquidity of an ETF’s portfolio. In reviewing the linkage between the composition of baskets accepted by an ETF and any significant change in the liquidity profile of such ETF, the Committee reviewed changes in the proportion of each ETF’s portfolio comprised of less liquid and illiquid holdings to determine if applicable thresholds were met requiring enhanced review.

There were no material changes to the Program during the Program Reporting Period. The Report provided to the Board stated that the Committee concluded that based on the operation of the functions, as described in the Report, the Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM	17

Supplemental Information  (unaudited)

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are being provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon the Fund’s investment experience during the year and may be subject to changes based on tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
Interest Rate Hedged Emerging Markets Bond	$0.428114	$—	$—	$0.428114	100%	—%	—%	100%

18	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

General Information

Electronic Delivery

Shareholders can sign up for email notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to icsdelivery.com.

•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The iShares Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, and for reporting periods ended prior to March 31, 2019, filed such information on Form N-Q. The iShares Fund’s Forms N-Q are available on the SEC’s website at sec.gov. The iShares Funds also disclose their complete schedule of portfolio holdings on a daily basis on the iShares website at iShares.com.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at iShares.com; and (3) on the SEC website at sec.gov.

GENERAL INFORMATION	19

Glossary of Terms Used in this Report

Portfolio Abbreviations — Fixed Income

LIBOR	London Interbank Offered Rate

20	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Additional Financial Information

April 30, 2020

iShares Trust

iShares J.P. Morgan USD Emerging Markets Bond ETF  |  EMB  |  NASDAQ

Schedule of Investments (unaudited) April 30, 2020	iShares® J.P. Morgan USD Emerging Markets Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes(a)

Azerbaijan — 0.4%
Southern Gas Corridor CJSC, 6.88%, 03/24/26(b)	$47,805	$49,956,225

Bahrain — 0.2%
Oil and Gas Holding Co. BSCC (The), 7.50%, 10/25/27(b)	23,881	22,991,433

Chile — 1.8%
Corp. Nacional del Cobre de Chile
3.00%, 09/30/29 (Call 06/30/29)(b)	27,961	26,947,414
3.15%, 01/14/30 (Call 10/14/29)(c)	18,967	18,326,864
3.15%, 01/14/30 (Call 10/14/29)(b)	6,324	6,110,565
3.63%, 08/01/27 (Call 05/01/27)(b)	35,434	35,566,877
3.70%, 01/30/50 (Call 07/30/49)(c)	11,874	10,764,523
3.70%, 01/30/50 (Call 07/30/49)(b)	37,454	33,954,392
4.38%, 02/05/49 (Call 08/05/48)(b)	29,309	30,188,270
4.50%, 09/16/25(b)	27,704	29,296,980
4.50%, 08/01/47 (Call 02/01/47)(b)	28,871	29,980,729

		221,136,614

China — 2.5%
Amber Circle Funding Ltd., 3.25%, 12/04/22(b)	12,239	12,720,235
China Minmetals Corp., 3.75%, (Call 11/13/22)(b)(d)(e)	13,434	13,261,877
CNAC HK Finbridge Co. Ltd.
3.38%, 06/19/24(b)	10,000	10,000,000
3.50%, 07/19/22(b)	14,965	15,091,267
4.13%, 07/19/27(b)	14,715	15,147,253
4.63%, 03/14/23(b)	17,639	18,278,414
5.13%, 03/14/28(b)	21,454	23,290,999
CNOOC Curtis Funding No. 1 Pty Ltd., 4.50%, 10/03/23(b)	16,049	17,337,935
Minmetals Bounteous Finance BVI Ltd., 3.38%, (Call 09/03/24)(b)(d)(e)	200	171,945
Sinopec Group Overseas Development 2012 Ltd.
3.90%, 05/17/22(b)	4,000	4,119,398
4.88%, 05/17/42(b)	11,161	13,923,347
Sinopec Group Overseas Development 2013 Ltd., 4.38%, 10/17/23(b)	17,546	18,906,464
Sinopec Group Overseas Development 2014 Ltd., 4.38%, 04/10/24(b)	16,545	17,977,177
Sinopec Group Overseas Development 2015 Ltd., 3.25%, 04/28/25(b)	17,704	18,495,808
Sinopec Group Overseas Development 2017 Ltd.
2.50%, 09/13/22(b)	16,873	17,025,912
3.63%, 04/12/27(b)	11,582	12,439,495
Sinopec Group Overseas Development 2018 Ltd., 2.95%, 11/12/29 (Call 08/12/29)(b)	11,387	11,763,550
State Grid Overseas Investment 2013 Ltd., 3.13%, 05/22/23(b)	9,500	9,838,438
State Grid Overseas Investment 2014 Ltd., 4.13%, 05/07/24(b)	18,279	19,781,305
State Grid Overseas Investment 2016 Ltd.
2.75%, 05/04/22(b)	4,000	4,050,935
3.50%, 05/04/27(b)	28,102	30,540,526
Three Gorges Finance I Cayman Islands Ltd., 3.15%, 06/02/26(b)	11,049	11,646,185

		315,808,465

Indonesia — 1.0%
Indonesia Asahan Aluminium Persero PT 5.71%, 11/15/23(b)	11,313	11,602,896

Security	Par (000)	Value

Indonesia (continued)
6.53%, 11/15/28(b)	$8,091	$8,697,825
Pelabuhan Indonesia II PT, 4.25%, 05/05/25(b)	9,750	9,676,875
Pertamina Persero PT
4.18%, 01/21/50 (Call 07/21/49)(c)	6,086	5,157,885
4.18%, 01/21/50 (Call 07/21/49)(b)	1,400	1,186,500
4.30%, 05/20/23(b)	14,331	14,572,836
5.63%, 05/20/43(b)	12,368	12,576,710
6.00%, 05/03/42(b)	11,023	11,615,486
6.45%, 05/30/44(b)	13,472	14,911,820
Perusahaan Listrik Negara PT
4.13%, 05/15/27(b)	11,022	10,942,779
5.25%, 10/24/42(b)	7,854	7,986,536
5.45%, 05/21/28(b)	8,868	9,538,643
6.15%, 05/21/48(b)	8,826	9,587,242

		128,054,033

Kazakhstan — 1.5%
Development Bank of Kazakhstan JSC, 4.13%, 12/10/22(b)	27,188	26,712,210
Kazakhstan Temir Zholy Finance BV, 6.95%, 07/10/42(b)	26,493	30,500,066
KazMunayGas National Co. JSC
4.75%, 04/19/27(b)	25,503	24,681,326
5.38%, 04/24/30(b)	31,102	30,674,348
5.75%, 04/19/47(b)	30,494	30,341,530
6.38%, 10/24/48(b)	37,346	38,571,416

		181,480,896

Malaysia — 0.7%
Petronas Capital Ltd.
3.50%, 03/18/25(b)	37,446	39,002,349
3.50%, 04/21/30 (Call 01/21/30)(c)	2,525	2,644,306
4.50%, 03/18/45(b)	33,707	36,624,762
4.55%, 04/21/50 (Call 10/21/49)(c)	2,850	3,129,300
4.80%, 04/21/60 (Call 10/21/59)(c)	2,600	3,010,395

		84,411,112

Mexico — 2.5%
Banco Nacional de Comercio Exterior SNC/Cayman Islands, 4.38%, 10/14/25(b)	5,642	5,578,528
Comision Federal de Electricidad
4.75%, 02/23/27(b)	5,602	5,306,144
4.88%, 01/15/24(b)	9,712	9,633,090
Mexico City Airport Trust, 5.50%, 07/31/47 (Call 01/31/47)(b)	14,517	12,049,110
Petroleos Mexicanos
3.50%, 01/30/23 .	6,008	5,281,408
4.50%, 01/23/26	10,312	7,940,240
4.88%, 01/18/24 .	9,498	8,189,057
5.35%, 02/12/28	17,699	13,207,879
5.95%, 01/28/31 (Call 07/28/30)(c)	13,690	9,915,667
5.95%, 01/28/31 (Call 10/28/30)(b)	3,434	2,487,246
6.35%, 02/12/48	23,194	15,510,988
6.38%, 01/23/45	12,695	8,531,040
6.49%, 01/23/27 (Call 11/23/26)(b)	17,372	14,043,525
6.50%, 03/13/27	38,713	31,357,530
6.50%, 01/23/29	14,567	11,424,534
6.50%, 06/02/41	14,239	9,522,331
6.63%, 06/15/35	21,405	15,090,525
6.75%, 09/21/47	42,294	29,193,433
6.84%, 01/23/30 (Call 10/23/29)(b)	31,268	24,496,523
6.88%, 08/04/26	21,142	17,516,147
6.95%, 01/28/60 (Call 07/28/59)(c)	20,395	14,276,500

SCHEDULE OF INVESTMENTS

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® J.P. Morgan USD Emerging Markets Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mexico (continued)
6.95%, 01/28/60 (Call 07/28/59)(b)	$3,600	$2,520,000
7.69%, 01/23/50 (Call 07/23/49)(b)	56,407	41,459,145

		314,530,590

Peru — 0.4%
Petroleos del Peru SA
4.75%, 06/19/32(b)	23,399	22,814,025
5.63%, 06/19/47(b)	24,005	23,352,364

		46,166,389

Philippines — 0.2%
Power Sector Assets & Liabilities Management Corp., 7.39%, 12/02/24(b)	20,612	24,244,865

Russia — 0.3%
Vnesheconombank Via VEB Finance PLC
5.94%, 11/21/23(b)	13,478	14,661,537
6.03%, 07/05/22(b)	9,196	9,727,644
6.80%, 11/22/25(b)	14,575	16,947,992

		41,337,173

South Africa — 0.5%
Eskom Holdings SOC Ltd.
6.35%, 08/10/28(b)	17,055	15,226,917
6.75%, 08/06/23(b)	16,269	12,039,060
7.13%, 02/11/25(b)	22,172	16,019,270
Transnet SOC Ltd., 4.00%, 07/26/22(b)	15,777	14,416,234

		57,701,481

United Arab Emirates — 0.6%
Abu Dhabi Crude Oil Pipeline LLC, 4.60%, 11/02/47(b)	30,014	32,114,980
MDGH- GMTN BV
2.50%, 11/07/24 (Call 10/07/24)(b)	13,016	13,081,080
2.88%, 11/07/29 (Call 08/07/29)(b)	10,900	10,920,438
3.70%, 11/07/49 (Call 05/07/49)(b)	23,520	22,814,400

		78,930,898

Venezuela — 0.1%
Petroleos de Venezuela SA
5.38%, 04/12/27(b)(f)	24,185	906,937
5.50%, 04/12/37(b)(f)	22,444	841,658
6.00%, 05/16/24(b)(f)	32,388	1,214,527
6.00%, 11/15/26(b)(f)	30,450	1,141,889
9.00%, 11/17/21(b)(f)	28,268	1,060,052
9.75%, 05/17/35(b)(f)	31,912	1,196,676
12.75%, 02/17/22(b)(f)	14,002	525,086

		6,886,825

Total Corporate Bonds & Notes — 12.7% (Cost: $1,758,227,934)		1,573,636,999

Foreign Government Obligations(a)

Angola — 0.7%
Angolan Government International Bond
8.00%, 11/26/29(b)	41,568	17,874,240
8.25%, 05/09/28(b)	42,708	18,364,440
9.13%, 11/26/49(b)	35,723	15,260,419
9.38%, 05/08/48(b)	41,954	17,922,224
9.50%, 11/12/25(b)	34,877	16,479,383

		85,900,706

Argentina — 1.0%
Argentine Republic Government International Bond
3.75%, 12/31/38(f)(g)	62,992	19,842,602

Security	Par (000)	Value

Argentina (continued)
4.63%, 01/11/23(f)	$22,406	$6,294,686
5.88%, 01/11/28(f)	49,720	12,181,400
6.63%, 07/06/28(f)	13,773	3,447,554
6.88%, 01/26/27(f)	44,144	10,925,640
6.88%, 01/11/48(f)	36,458	8,453,699
7.13%, 07/06/36(f)	19,687	4,706,423
7.13%, 06/28/2117(f)	31,472	7,307,405
7.50%, 04/22/26(f)	75,716	20,135,724
7.63%, 04/22/46(f)	34,134	8,362,830
8.28%, 12/31/33(f)	71,803	24,966,234

		126,624,197

Azerbaijan — 0.6%
Republic of Azerbaijan International Bond
3.50%, 09/01/32(b)	26,102	23,173,682
4.75%, 03/18/24(b)	30,163	30,389,222
State Oil Co. of the Azerbaijan Republic, 4.75%, 03/13/23(b)	23,684	23,698,803

		77,261,707

Bahrain — 2.3%
Bahrain Government International Bond
5.63%, 09/30/31(b)	25,717	23,113,154
6.00%, 09/19/44(b)	29,785	25,205,556
6.13%, 07/05/22(b)	31,604	31,663,257
6.13%, 08/01/23(b)	40,964	41,002,404
6.75%, 09/20/29(b)	31,231	30,235,512
7.00%, 01/26/26(b)	29,645	29,561,623
7.00%, 10/12/28(b)	38,958	38,690,164
CBB International Sukuk Co. 5 SPC, 5.62%, 02/12/24(b)	23,637	23,164,260
CBB International Sukuk Co. 7 SPC, 6.88%, 10/05/25(b)	22,394	22,729,910
CBB International Sukuk Programme Co. SPC, 4.50%, 03/30/27(b)	26,335	24,886,575

		290,252,415

Bolivia — 0.1%
Bolivian Government International Bond, 4.50%, 03/20/28(b)	22,123	17,968,024

Brazil — 3.5%
Banco Nacional de Desenvolvimento Economico e Social, 5.75%, 09/26/23(b)	19,109	19,825,587
Brazil Minas SPE via State of Minas Gerais, 5.33%, 02/15/28(b)	13,304	13,312,315
Brazilian Government International Bond
2.63%, 01/05/23	28,149	28,236,966
4.25%, 01/07/25	58,782	60,876,109
4.50%, 05/30/29 (Call 02/28/29)	26,479	26,412,802
4.63%, 01/13/28 (Call 10/13/27)	41,376	42,824,160
4.75%, 01/14/50 (Call 07/14/49)	31,828	28,446,275
5.00%, 01/27/45	46,239	43,045,619
5.63%, 01/07/41	32,998	32,863,946
5.63%, 02/21/47	37,542	37,729,710
6.00%, 04/07/26	30,421	33,339,515
7.13%, 01/20/37	23,279	26,348,918
8.25%, 01/20/34	21,915	26,777,391
8.88%, 04/15/24	14,379	17,537,886

		437,577,199

Chile — 1.2%
Chile Government International Bond
3.24%, 02/06/28 (Call 11/06/27)	48,997	52,503,348
3.50%, 01/25/50 (Call 07/25/49)	56,730	57,864,600

2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® J.P. Morgan USD Emerging Markets Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Chile (continued)
3.86%, 06/21/47	$31,154	$33,461,343

		143,829,291

China — 1.3%
China Government International Bond
1.88%, 12/03/22(b)	16,473	16,822,549
1.95%, 12/03/24(b)	22,589	23,323,142
2.13%, 11/02/22(b)	10,941	11,252,135
2.13%, 12/03/29(b)	24,207	25,319,009
2.63%, 11/02/27(b)	12,459	13,350,597
3.25%, 10/19/23(b)	17,472	18,815,160
3.50%, 10/19/28(b)	13,238	15,203,016
Export-Import Bank of China (The)
2.88%, 04/26/26(b)	13,568	14,386,320
3.63%, 07/31/24(b)	16,126	17,375,765

		155,847,693

Colombia — 3.4%
Colombia Government International Bond
2.63%, 03/15/23 (Call 12/15/22)	16,122	15,819,713
3.00%, 01/30/30 (Call 10/30/29)	13,379	12,174,890
3.88%, 04/25/27 (Call 01/25/27)	42,431	41,860,833
4.00%, 02/26/24 (Call 11/26/23)	34,593	34,992,982
4.50%, 01/28/26 (Call 10/28/25)	26,492	27,170,858
4.50%, 03/15/29 (Call 12/15/28)	36,403	36,858,037
5.00%, 06/15/45 (Call 12/15/44)	75,057	75,432,285
5.20%, 05/15/49 (Call 11/15/48)	30,538	31,530,485
5.63%, 02/26/44 (Call 08/26/43)	39,461	42,371,249
6.13%, 01/18/41	42,092	46,919,426
7.38%, 09/18/37	27,445	33,894,575
8.13%, 05/21/24	18,671	21,559,170

		420,584,503

Costa Rica — 0.7%
Costa Rica Government International Bond
4.25%, 01/26/23(b)	22,522	20,072,733
6.13%, 02/19/31(b)	33,070	26,941,716
7.00%, 04/04/44(b)	23,716	18,090,861
7.16%, 03/12/45(b)	30,775	23,764,070

		88,869,380

Croatia — 0.7%
Croatia Government International Bond
5.50%, 04/04/23(b)	36,180	39,097,013
6.00%, 01/26/24(b)	42,857	47,758,769

		86,855,782

Dominican Republic — 2.6%
Dominican Republic International Bond
4.50%, 01/30/30(c)	15,678	12,887,316
4.50%, 01/30/30(b)	3,005	2,470,110
5.50%, 01/27/25(b)	34,953	32,637,364
5.88%, 04/18/24(b)	23,669	22,803,602
5.88%, 01/30/60(c)	31,602	24,807,570
5.88%, 01/30/60(b)	4,135	3,245,975
5.95%, 01/25/27(b)	38,670	34,803,000
6.00%, 07/19/28(b)	34,291	30,754,741
6.40%, 06/05/49(b)	35,944	29,182,035
6.50%, 02/15/48(b)	22,796	18,624,332
6.85%, 01/27/45(b)	46,604	39,788,165
6.88%, 01/29/26(b)	35,938	34,343,251
7.45%, 04/30/44(b)	37,274	33,418,470

		319,765,931

Security	Par (000)	Value

Ecuador — 0.9%
Ecuador Government International Bond
7.88%, 01/23/28(b)(f)	$66,171	$18,693,307
7.95%, 06/20/24(b)(f)	45,494	14,148,634
8.75%, 06/02/23(b)(f)	42,585	13,031,010
8.88%, 10/23/27(b)(f)	56,875	15,868,125
9.50%, 03/27/30(b)(f)	35,023	10,156,670
9.63%, 06/02/27(b)(f)	25,678	7,202,679
9.65%, 12/13/26(b)(f)	53,154	14,909,697
10.75%, 01/31/29(b)(f)	48,470	13,813,950

		107,824,072

Egypt — 2.6%
Egypt Government International Bond
5.58%, 02/21/23(b)	30,410	29,526,209
5.88%, 06/11/25(b)	36,256	34,216,600
6.59%, 02/21/28(b)	28,214	25,762,909
7.05%, 01/15/32(b)	29,521	26,089,184
7.50%, 01/31/27(b)	48,323	46,752,502
7.60%, 03/01/29(b)	43,131	40,920,536
7.90%, 02/21/48(b)	38,040	32,773,838
8.50%, 01/31/47(b)	59,952	53,394,750
8.70%, 03/01/49(b)	36,672	32,832,900

		322,269,428

El Salvador — 0.3%
El Salvador Government International Bond
7.12%, 01/20/50 (Call 07/06/49)(b)	27,472	20,732,775
7.65%, 06/15/35(b)	23,214	18,389,841

		39,122,616

Ethiopia — 0.1%
Ethiopia International Bond, 6.63%, 12/11/24(b)	21,967	18,905,349

Gabon — 0.1%
Gabon Government International Bond
6.38%, 12/12/24(b)	1,000	716,875
6.63%, 02/06/31(c)	21,040	14,780,600
6.63%, 02/06/31(b)	1,720	1,208,300

		16,705,775

Ghana — 1.1%
Ghana Government International Bond
6.38%, 02/11/27(c)	28,497	21,800,205
6.38%, 02/11/27(b)	1,800	1,377,000
7.63%, 05/16/29(b)	22,787	17,375,087
7.88%, 02/11/35(c)	22,620	17,078,100
7.88%, 02/11/35(b)	2,000	1,510,000
8.13%, 01/18/26(b)	23,287	18,978,928
8.13%, 03/26/32(b)	30,175	23,083,875
8.63%, 06/16/49(b)	25,996	19,626,980
8.95%, 03/26/51(b)	25,522	19,269,110

		140,099,285

Guatemala — 0.1%
Guatemala Government Bond
6.13%, 06/01/50 (Call 12/01/49)(b)	200	207,750
6.13%, 06/01/50 (Call 12/01/49)(c)	13,877	14,414,734

		14,622,484

Hungary — 1.6%
Hungary Government International Bond
5.38%, 02/21/23	44,028	47,687,828
5.38%, 03/25/24	46,994	52,457,052
5.75%, 11/22/23	43,516	48,465,945

SCHEDULE OF INVESTMENTS

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® J.P. Morgan USD Emerging Markets Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Hungary (continued)
7.63%, 03/29/41	$28,806	$46,260,420

		194,871,245

India — 0.6%
Export-Import Bank of India
3.25%, 01/15/30(c)	21,390	19,598,587
3.25%, 01/15/30(b)	2,750	2,519,688
3.38%, 08/05/26(b)	24,156	23,514,356
3.88%, 02/01/28(b)	23,669	23,195,620

		68,828,251

Indonesia — 3.9%
Indonesia Government International Bond
2.85%, 02/14/30	7,100	6,895,875
2.95%, 01/11/23	8,668	8,668,693
3.38%, 04/15/23(b)	12,244	12,420,007
3.50%, 01/11/28	10,672	10,752,040
3.70%, 10/30/49	9,337	9,173,603
3.85%, 07/18/27(b)	9,483	9,797,124
3.85%, 10/15/30	8,300	8,600,875
4.10%, 04/24/28	7,367	7,742,257
4.13%, 01/15/25(b)	17,488	18,231,240
4.20%, 10/15/50	3,500	3,552,500
4.35%, 01/08/27(b)	10,474	11,115,532
4.35%, 01/11/48	14,147	14,575,831
4.45%, 04/15/70	3,500	3,482,500
4.63%, 04/15/43(b)	12,465	13,275,225
4.75%, 01/08/26(b)	22,519	24,376,817
4.75%, 02/11/29	11,375	12,469,844
4.75%, 07/18/47(b)	7,974	8,562,083
5.13%, 01/15/45(b)	16,693	18,800,491
5.25%, 01/17/42(b)	19,760	22,427,600
5.25%, 01/08/47(b)	12,344	14,072,160
5.35%, 02/11/49	9,506	11,196,286
5.38%, 10/17/23(b)	9,780	10,553,231
5.88%, 01/15/24(b)	16,487	18,156,309
5.95%, 01/08/46(b)	9,864	12,268,350
6.63%, 02/17/37(b)	15,204	19,328,085
6.75%, 01/15/44(b)	16,510	22,123,400
7.75%, 01/17/38(b)	17,866	25,191,060
8.50%, 10/12/35(b)	14,285	20,570,400
Perusahaan Penerbit SBSN Indonesia III
3.30%, 11/21/22(b)	6,413	6,479,134
3.75%, 03/01/23(b)	10,358	10,548,976
4.15%, 03/29/27(b)	19,094	19,953,230
4.33%, 05/28/25(b)	16,681	17,358,666
4.35%, 09/10/24(b)	13,238	13,840,329
4.40%, 03/01/28(b)	14,978	15,857,957
4.45%, 02/20/29(b)	10,467	11,150,626
4.55%, 03/29/26(b)	16,301	17,258,684

		490,827,020

Iraq — 0.5%
Iraq International Bond
5.80%, 01/15/28 (Call 06/14/20)(b)	66,078	47,906,550
6.75%, 03/09/23(b)	23,104	17,364,100

		65,270,650

Ivory Coast — 0.6%
Ivory Coast Government International Bond
5.75%, 12/31/32 (Call 06/30/20)(b)(g)	24,055	21,018,427
6.13%, 06/15/33(b)	33,142	28,522,834

Security	Par (000)	Value

Ivory Coast (continued)
6.38%, 03/03/28(b)	$23,625	$21,026,250

		70,567,511

Jamaica — 0.9%
Jamaica Government International Bond
6.75%, 04/28/28	35,264	35,241,960
7.88%, 07/28/45	44,673	46,822,888
8.00%, 03/15/39	29,427	30,990,310

		113,055,158

Jordan — 0.6%
Jordan Government International Bond
5.75%, 01/31/27(b)	23,376	22,338,690
6.13%, 01/29/26(b)	24,909	24,543,149
7.38%, 10/10/47(b)	24,786	22,934,796

		69,816,635

Kazakhstan — 1.5%
Kazakhstan Government International Bond
3.88%, 10/14/24(b)	35,818	37,698,445
4.88%, 10/14/44(b)	24,349	27,613,288
5.13%, 07/21/25(b)	62,740	69,641,400
6.50%, 07/21/45(b)	35,878	47,448,655

		182,401,788

Kenya — 0.9%
Kenya Government International Bond
6.88%, 06/24/24(b)	49,759	45,156,292
7.25%, 02/28/28(b)	23,466	21,060,735
8.00%, 05/22/32(b)	29,324	26,455,746
8.25%, 02/28/48(b)	24,846	22,143,998

		114,816,771

Kuwait — 1.0%
Kuwait International Government Bond, 3.50%, 03/20/27(b)	109,837	120,408,811

Lebanon — 0.3%
Lebanon Government International Bond
6.00%, 01/27/23(b)(f)	26,279	4,138,942
6.10%, 10/04/22(b)(f)	34,984	5,509,980
6.60%, 11/27/26(b)(f)	37,386	5,911,661
6.65%, 02/26/30(b)(f)	34,998	5,512,185
6.75%, 11/29/27(b)(f)	25,035	3,943,013
6.85%, 03/23/27(b)(f)	31,906	5,065,077
7.00%, 03/23/32(b)(f)	26,311	4,152,205

		34,233,063

Malaysia — 1.0%
1MDB Global Investments Ltd., 4.40%, 03/09/23(b)	73,900	65,332,219
Malaysia Sovereign Sukuk Bhd, 3.04%, 04/22/25(b)	26,674	27,941,015
Malaysia Sukuk Global Bhd, 3.18%, 04/27/26(b)	24,077	25,506,572

		118,779,806

Mexico — 2.5%
Mexico Government International Bond
3.25%, 04/16/30 (Call 01/16/30)	11,693	10,611,398
3.60%, 01/30/25	14,870	14,916,469
3.75%, 01/11/28	16,256	15,783,560
3.90%, 04/27/25 (Call 03/27/25)	625	630,938
4.00%, 10/02/23	21,216	21,680,100
4.13%, 01/21/26	15,825	16,121,719
4.15%, 03/28/27	22,808	22,886,402
4.35%, 01/15/47	12,751	11,260,727
4.50%, 04/22/29	25,579	25,706,895

2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® J.P. Morgan USD Emerging Markets Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mexico (continued)
4.50%, 01/31/50 (Call 07/31/49)	$20,840	$18,703,900
4.60%, 01/23/46	21,243	19,291,299
4.60%, 02/10/48	18,526	16,895,712
4.75%, 04/27/32 (Call 01/27/32)	2,000	2,014,000
4.75%, 03/08/44	29,538	27,488,801
5.00%, 04/27/51 (Call 10/27/50)	1,725	1,647,375
5.55%, 01/21/45	20,219	21,046,715
5.75%, 10/12/2110	19,312	18,364,505
6.05%, 01/11/40	21,924	23,917,714
6.75%, 09/27/34	13,190	15,852,731
8.30%, 08/15/31	8,337	10,999,629

		315,820,589

Mongolia — 0.2%
Mongolia Government International Bond, 5.13%, 12/05/22(b)	22,747	20,159,529

Morocco — 0.3%
Morocco Government International Bond, 4.25%, 12/11/22(b)	35,802	37,166,951

Nigeria — 1.4%
Nigeria Government International Bond 6.50%, 11/28/27(b)	35,254	26,561,686
7.14%, 02/23/30(b)	30,703	23,113,602
7.63%, 11/21/25(b)	26,912	22,505,160
7.63%, 11/28/47(b)	36,467	26,655,098
7.70%, 02/23/38(b)	33,758	24,896,525
7.88%, 02/16/32(b)	37,194	28,209,324
8.75%, 01/21/31(b)	23,364	18,691,200

		170,632,595

Oman — 2.4%
Oman Government International Bond
4.13%, 01/17/23(b)	26,921	23,421,270
4.75%, 06/15/26(b)	49,214	37,371,881
5.38%, 03/08/27(b)	41,039	31,151,166
5.63%, 01/17/28(b)	48,007	36,605,337
6.00%, 08/01/29(b)	45,672	34,796,355
6.50%, 03/08/47(b)	42,386	29,405,288
6.75%, 01/17/48(b)	55,296	38,776,320
Oman Sovereign Sukuk SAOC
4.40%, 06/01/24(b)	38,891	36,071,403
5.93%, 10/31/25(b)	29,467	27,791,064

		295,390,084

Pakistan — 0.6%
Pakistan Government International Bond
6.88%, 12/05/27(b)	37,571	32,451,951
8.25%, 04/15/24(b)	23,396	22,036,108
Third Pakistan International Sukuk Co. Ltd. (The), 5.63%, 12/05/22(b)	23,133	21,166,695

		75,654,754

Panama — 3.2%
Panama Government International Bond
3.16%, 01/23/30 (Call 10/23/29)	37,027	37,698,114
3.75%, 03/16/25 (Call 12/16/24)	31,191	32,760,297
3.88%, 03/17/28 (Call 12/17/27)	33,236	35,832,563
4.00%, 09/22/24 (Call 06/24/24)	29,668	31,410,995
4.30%, 04/29/53	45,889	50,420,539
4.50%, 05/15/47 (Call 11/15/46)	28,614	32,083,448
4.50%, 04/16/50 (Call 10/16/49)	43,871	49,135,520
4.50%, 04/01/56 (Call 10/01/55)	55,379	62,301,375

Security	Par (000)	Value

Panama (continued)
6.70%, 01/26/36	$47,803	$62,562,176

		394,205,027

Paraguay — 0.2%
Paraguay Government International Bond
4.95%, 04/28/31 (Call 01/28/31)(c)	2,825	2,895,625
6.10%, 08/11/44(b)	23,790	25,960,837

		28,856,462

Peru — 2.4%
Peruvian Government International Bond
2.39%, 01/23/26 (Call 12/23/25)	1,450	1,471,750
2.78%, 01/23/31 (Call 10/23/30)	5,125	5,278,750
4.13%, 08/25/27	26,531	29,839,084
5.63%, 11/18/50	60,351	89,715,533
6.55%, 03/14/37	30,353	43,490,158
7.35%, 07/21/25	37,200	46,569,750
8.75%, 11/21/33	52,283	82,378,402

		298,743,427

Philippines — 3.9%
Philippine Government International Bond
2.46%, 05/05/30	4,250	4,324,375
2.95%, 05/05/45	3,975	4,084,313
3.00%, 02/01/28	37,412	39,395,958
3.70%, 03/01/41	34,889	40,056,933
3.70%, 02/02/42	36,796	42,441,886
3.75%, 01/14/29	27,394	30,655,598
3.95%, 01/20/40	33,501	38,819,284
4.20%, 01/21/24	26,563	28,546,924
5.00%, 01/13/37	22,964	29,178,632
5.50%, 03/30/26	17,165	20,066,958
6.38%, 01/15/32	17,316	23,436,124
6.38%, 10/23/34	33,043	46,993,342
7.75%, 01/14/31	30,916	45,262,956
9.50%, 02/02/30	34,329	54,561,654
10.63%, 03/16/25	23,977	32,818,519

		480,643,456

Poland — 1.2%
Republic of Poland Government International Bond
3.00%, 03/17/23	47,970	50,263,566
3.25%, 04/06/26	43,312	47,210,080
4.00%, 01/22/24	49,009	53,176,725

		150,650,371

Qatar — 4.3%
Qatar Government International Bond
3.25%, 06/02/26(b)	46,229	48,944,954
3.38%, 03/14/24(b)	25,622	27,071,244
3.40%, 04/16/25(c)	2,925	3,112,383
3.75%, 04/16/30(c)	7,475	8,175,781
3.88%, 04/23/23(b)	41,799	44,359,189
4.00%, 03/14/29(b)	53,458	59,472,025
4.40%, 04/16/50(c)	6,300	7,158,373
4.50%, 04/23/28(b)	38,157	43,689,765
4.63%, 06/02/46(b)	24,805	29,223,391
4.82%, 03/14/49(b)	78,286	94,187,844
5.10%, 04/23/48(b)	75,771	94,548,001
5.75%, 01/20/42(b)	11,030	14,680,241
6.40%, 01/20/40(b)	9,593	13,559,106
9.75%, 06/15/30(b)	12,703	20,233,497

SCHEDULE OF INVESTMENTS

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® J.P. Morgan USD Emerging Markets Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Qatar (continued)
SoQ Sukuk A QSC, 3.24%, 01/18/23(b)	$22,261	$23,207,092

		531,622,886

Romania — 1.0%
Romanian Government International Bond
4.38%, 08/22/23(b)	36,032	37,450,760
4.88%, 01/22/24(b)	26,370	27,985,162
5.13%, 06/15/48(b)	28,304	29,896,100
6.13%, 01/22/44(b)	24,544	29,207,360

		124,539,382

Russia — 4.0%
Russian Foreign Bond-Eurobond
4.25%, 06/23/27(b)	31,600	34,286,000
4.38%, 03/21/29(b)	38,600	42,653,000
4.75%, 05/27/26(b)	36,600	40,552,800
4.88%, 09/16/23(b)	36,600	39,905,438
5.10%, 03/28/35(b)	51,200	60,048,000
5.25%, 06/23/47(b)	89,000	110,499,062
5.63%, 04/04/42(b)	37,400	47,521,375
5.88%, 09/16/43(b)	20,000	26,275,000
7.50%, 03/31/30(b)(g)	31,341	35,601,888
12.75%, 06/24/28(b)	32,743	55,090,097

		492,432,660

Saudi Arabia — 4.6%
KSA Sukuk Ltd.
2.97%, 10/29/29(b)	23,351	23,876,398
3.63%, 04/20/27(b)	37,720	39,606,000
4.30%, 01/19/29(b)	15,998	17,797,775
Saudi Government International Bond
2.50%, 02/03/27(c)	9,845	9,731,783
2.50%, 02/03/27(b)	2,400	2,372,400
2.75%, 02/03/32(c)	5,999	5,759,040
2.75%, 02/03/32(b)	3,100	2,976,000
2.88%, 03/04/23(b)	29,079	29,776,896
2.90%, 10/22/25(c)	5,375	5,444,854
3.25%, 10/26/26(b)	53,011	54,654,341
3.25%, 10/22/30(c)	5,550	5,613,825
3.63%, 03/04/28(b)	46,069	48,343,657
3.75%, 01/21/55(c)	23,408	21,418,320
3.75%, 01/21/55(b)	2,400	2,196,000
4.00%, 04/17/25(b)	42,259	45,069,223
4.38%, 04/16/29(b)	36,867	41,072,142
4.50%, 04/17/30(b)	28,499	31,918,880
4.50%, 10/26/46(b)	59,428	61,656,550
4.50%, 04/22/60(c)	5,375	5,361,540
4.63%, 10/04/47(b)	39,784	41,693,632
5.00%, 04/17/49(b)	32,509	35,891,968
5.25%, 01/16/50(b)	31,791	36,013,242

		568,244,466

Senegal — 0.3%
Senegal Government International Bond
6.25%, 05/23/33(b)	26,736	23,419,065
6.75%, 03/13/48(b)	24,368	20,293,975

		43,713,040

South Africa — 2.2%
Republic of South Africa Government International Bond
4.30%, 10/12/28	37,851	31,700,213
4.67%, 01/17/24	23,289	23,012,443
4.85%, 09/27/27	17,752	15,949,063
4.85%, 09/30/29	34,474	29,561,455

Security	Par (000)	Value

South Africa (continued)
4.88%, 04/14/26	$23,713	$22,016,038
5.00%, 10/12/46	19,922	14,904,146
5.38%, 07/24/44	17,999	13,954,850
5.65%, 09/27/47	25,884	20,383,650
5.75%, 09/30/49	53,064	41,323,590
5.88%, 09/16/25	37,775	37,680,562
5.88%, 06/22/30	24,653	22,557,495

		273,043,505

Sri Lanka — 1.3%
Sri Lanka Government International Bond
5.75%, 04/18/23(b)	30,638	17,898,873
5.88%, 07/25/22(b)	20,191	12,460,001
6.20%, 05/11/27(b)	37,049	21,025,308
6.75%, 04/18/28(b)	31,433	17,406,024
6.83%, 07/18/26(b)	25,991	14,782,381
6.85%, 03/14/24(b)	24,458	14,353,911
6.85%, 11/03/25(b)	37,637	21,483,764
7.55%, 03/28/30(b)	38,001	21,423,064
7.85%, 03/14/29(b)	34,735	19,535,311

		160,368,637

Trinidad And Tobago — 0.1%
Trinidad & Tobago Government International Bond, 4.50%, 08/04/26(b)	20,948	18,905,570

Tunisia — 0.1%
Banque Centrale de Tunisie International Bond, 5.75%, 01/30/25(b)	21,420	17,979,412

Turkey — 4.0%
Hazine Mustesarligi Varlik Kiralama AS
4.49%, 11/25/24(b)	7,235	6,595,155
5.00%, 04/06/23(b)	10,856	10,408,190
Turkey Government International Bond
3.25%, 03/23/23	16,742	15,439,263
4.25%, 03/13/25	5,000	4,448,437
4.25%, 04/14/26	14,138	12,163,098
4.88%, 10/09/26	27,044	23,790,269
4.88%, 04/16/43	28,157	20,449,021
5.13%, 02/17/28	22,663	19,716,810
5.25%, 03/13/30	10,800	8,977,500
5.60%, 11/14/24	18,598	17,726,219
5.75%, 03/22/24	24,364	23,511,260
5.75%, 05/11/47	31,929	24,226,129
6.00%, 03/25/27	35,039	32,203,031
6.00%, 01/14/41	27,804	22,277,955
6.13%, 10/24/28	20,774	18,930,307
6.25%, 09/26/22	23,879	23,923,773
6.35%, 08/10/24	22,118	21,682,552
6.63%, 02/17/45	28,069	23,604,275
6.75%, 05/30/40	18,341	15,773,260
6.88%, 03/17/36	26,026	23,472,199
7.25%, 12/23/23	18,297	18,502,841
7.25%, 03/05/38	9,514	8,895,590
7.38%, 02/05/25	32,077	32,477,962
7.63%, 04/26/29	28,254	27,830,190
8.00%, 02/14/34	17,036	17,248,950
11.88%, 01/15/30	14,430	18,168,272

		492,442,508

2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® J.P. Morgan USD Emerging Markets Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Ukraine — 2.3%
Ukraine Government International Bond
7.38%, 09/25/32(b)	$75,610	$66,985,734
7.75%, 09/01/22(b)	31,625	30,043,750
7.75%, 09/01/23(b)	32,894	31,167,065
7.75%, 09/01/24(b)	33,317	31,484,565
7.75%, 09/01/25(b)	32,523	30,376,482
7.75%, 09/01/26(b)	33,161	30,773,408
7.75%, 09/01/27(b)	31,822	29,308,062
9.75%, 11/01/28(b)	39,150	38,367,000

		288,506,066

United Arab Emirates — 3.0%
Abu Dhabi Government International Bond
2.13%, 09/30/24(b)	27,150	27,523,313
2.50%, 10/11/22(b)	42,842	43,752,393
2.50%, 04/16/25(c)	5,000	5,137,484
2.50%, 09/30/29(b)	35,268	35,708,850
3.13%, 05/03/26(b)	40,951	43,446,452
3.13%, 10/11/27(b)	58,749	62,420,812
3.13%, 04/16/30(c)	6,375	6,757,447
3.13%, 09/30/49(b)	52,603	50,416,688
3.88%, 04/16/50(c)	2,825	3,001,537
4.13%, 10/11/47(b)	45,835	51,578,698
RAK Capital, 3.09%, 03/31/25(b)	13,452	13,346,906
Sharjah Sukuk Program Ltd.
3.85%, 04/03/26(b)	13,032	13,296,713
4.23%, 03/14/28(b)	15,744	16,270,440

		372,657,733

Uruguay — 2.6%
Uruguay Government International Bond 4.38%, 10/27/27	38,811	42,279,692
4.38%, 01/23/31 (Call 10/23/30)	36,152	39,778,621
4.50%, 08/14/24	24,223	25,895,649
4.98%, 04/20/55	62,665	71,007,889
5.10%, 06/18/50	96,496	109,492,578
7.63%, 03/21/36	26,907	37,190,647

		325,645,076

Venezuela — 0.0%
Venezuela Government International Bond 9.25%, 09/15/27(f)	2,528	214,880

12.75%, 08/23/22(b)(f)	4,840	411,400
		626,280

Security	Par/ Shares (000)	Value

Vietnam — 0.2%
Vietnam Government International Bond, 4.80%, 11/19/24(b)	$23,173	$23,912,606

Zambia — 0.1%
Zambia Government International Bond
8.50%, 04/14/24(b)	23,809	7,760,246
8.97%, 07/30/27(b)	30,414	9,799,011

		17,559,257

Total Foreign Government Obligations — 85.1% (Cost: $12,125,218,460)		10,574,884,875

Short-Term Investments

Money Market Funds — 0.3%
BlackRock Cash Funds: Treasury, SL Agency Shares,
0.18%(h)(i)	31,200	31,200,000

Total Short-Term Investments — 0.3% (Cost: $31,200,000)		31,200,000

Total Investments in Securities — 98.1% (Cost: $13,914,646,394)		12,179,721,874

Other Assets, Less Liabilities — 1.9%		236,726,704

Net Assets — 100.0%		$12,416,448,578

(a)	U.S. dollar denominated security issued by foreign domiciled entity.
(b)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Perpetual security with no stated maturity date.
(e)	Security is issued at a fixed coupon rate, which converts to a variable rate at a specified date.
(f)	Issuer filed for bankruptcy and/or is in default.
(g)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(h)	Affiliate of the Fund.
(i)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended April 30, 2020, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 10/31/19 (000)	Net Activity (000)	Shares Held at 04/30/20 (000)	Value at 04/30/20	Income	Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Treasury, SL Agency Shares	98,438	(67,238)	31,200	$31,200,000	$418,622	$—	$—

(a)	Includes realized capital gain distributions from an affiliated fund, if any.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

SCHEDULE OF INVESTMENTS

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® J.P. Morgan USD Emerging Markets Bond ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$1,573,636,999	$—	$1,573,636,999
Foreign Government Obligations	—	10,574,884,875	—	10,574,884,875
Money Market Funds	31,200,000	—	—	31,200,000

	$31,200,000	$12,148,521,874	$—	$12,179,721,874

See notes to financial statements.

2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statement of Assets and Liabilities  (unaudited)

April 30, 2020

iShares J.P. Morgan USD Emerging Markets Bond ETF

ASSETS
Investments in securities, at value:
Unaffiliated(a)	$12,148,521,874
Affiliated(b)	31,200,000
Cash	77,110
Receivables:
Investments sold	164,044,117
Capital shares sold	36,578,303
Dividends	18,804
Interest	160,125,448

Total assets	12,540,565,656

LIABILITIES
Payables:
Investments purchased	120,256,955
Investment advisory fees	3,860,123

Total liabilities	124,117,078

NET ASSETS	$12,416,448,578

NET ASSETS CONSIST OF:
Paid-in capital	$14,721,619,441
Accumulated loss	(2,305,170,863)

NET ASSETS	$12,416,448,578

Shares outstanding	124,900,000

Net asset value	$99.41

Shares authorized	Unlimited

Par value	None

(a) Investments, at cost — Unaffiliated	$13,883,446,394
(b) Investments, at cost — Affiliated	$31,200,000

See notes to financial statements.

FINANCIAL STATEMENTS

Statement of Operations  (unaudited)

Six Months Ended April 30, 2020

iShares J.P. Morgan USD Emerging Markets Bond ETF

INVESTMENT INCOME
Dividends — Affiliated	$418,622
Interest — Unaffiliated	336,669,708
Other income — Unaffiliated	178,678
Foreign taxes withheld	97

Total investment income	337,267,105

EXPENSES
Investment advisory fees	28,301,765

Total expenses	28,301,765

Net investment income	308,965,340

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	(84,595,401)
In-kind redemptions — Unaffiliated	(64,595,839)

Net realized loss	(149,191,240)

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	(1,730,585,741)

Net change in unrealized appreciation (depreciation)	(1,730,585,741)

Net realized and unrealized loss	(1,879,776,981)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(1,570,811,641)

See notes to financial statements.

2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets

	iShares J.P. Morgan USD Emerging Markets Bond ETF
	Six Months Ended 04/30/20 (unaudited)	Year Ended 10/31/19

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$308,965,340	$743,588,755
Net realized gain (loss)	(149,191,240)	160,512,638
Net change in unrealized appreciation (depreciation)	(1,730,585,741)	1,198,822,979

Net increase (decrease) in net assets resulting from operations	(1,570,811,641)	2,102,924,372

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(329,558,928)	(872,461,442)

CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from capital share transactions	(165,487,292)	(1,492,886,987)

NET ASSETS
Total decrease in net assets	(2,065,857,861)	(262,424,057)
Beginning of period	14,482,306,439	14,744,730,496

End of period	$12,416,448,578	$14,482,306,439

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

FINANCIAL STATEMENTS

Financial Highlights

(For a share outstanding throughout each period)

	iShares J.P. Morgan USD Emerging Markets Bond ETF
	Six Months Ended 04/30/20 (unaudited)
			Year Ended 10/31/19	Year Ended 10/31/18	Year Ended 10/31/17	Year Ended 10/31/16	Year Ended 10/31/15

Net asset value, beginning of period	$113.14		$104.57	$115.92	$114.74	$108.36	$114.15

Net investment income(a)	2.33		5.25	5.07	5.33	5.39	5.08
Net realized and unrealized gain (loss)(b)	(13.57)		9.44	(11.50)	1.02	6.57	(5.75)

Net increase (decrease) from investment operations	(11.24)		14.69	(6.43)	6.35	11.96	(0.67)

Distributions(c)
From net investment income	(2.49)		(6.12)	(4.92)	(5.17)	(5.58)	(5.12)

Total distributions	(2.49)		(6.12)	(4.92)	(5.17)	(5.58)	(5.12)

Net asset value, end of period	$99.41		$113.14	$104.57	$115.92	$114.74	$108.36

Total Return
Based on net asset value	(10.13	)%(d)	14.50%	(5.68)%	5.74%	11.35%	(0.55)%

Ratios to Average Net Assets
Total expenses	0.39	%(e)	0.39%	0.39%	0.54%	0.59%	0.60%

Total expenses after fees waived	0.39	%(e)	0.39%	0.39%	0.40%	0.40%	0.40%

Net investment income	4.27	%(e)	4.81%	4.60%	4.69%	4.81%	4.61%

Supplemental Data
Net assets, end of period (000)	$12,416,449		$14,482,306	$14,744,730	$11,928,210	$9,649,296	$4,464,443

Portfolio turnover rate(f)	5	%(d)	11%	15%	26%	32%	24%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (unaudited) (continued)

1.	ORGANIZATION

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following fund (the “Fund”):

iShares ETF	Diversification Classification
J.P. Morgan USD Emerging Markets Bond	Diversified

2.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

Investment Transactions and Income Recognition: Investment transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Interest income, including amortization and accretion of premiums and discounts on debt securities, and payment-in-kind interest income, if any, are recognized daily on the accrual basis. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source.

Foreign Taxes: The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in its statement of operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of April 30, 2020, if any, are disclosed in the statement of assets and liabilities.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Fund. Because such gains or losses are not taxable to the Fund and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Fund’s tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.

Distributions: Dividends and distributions paid by the Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Fund.

Recent Accounting Standards: The Fund has adopted Financial Accounting Standards Board Accounting Standards Update 2017-08 to amend the amortization period for certain purchased callable debt securities held at a premium. Under the new standard, the Fund has changed the amortization period for the premium on certain purchased callable debt securities with non-contingent call features to the earliest call date. In accordance with the transition provisions of the standard, the Fund applied the amendments on a modified retrospective basis beginning with the fiscal period ended April 30, 2020. The cost basis of securities at October 31, 2019 has been adjusted to $14,378,585,622.

This change in accounting policy has been made to comply with the newly issued accounting standard and had no impact on accumulated earnings (loss) or the net asset value of the Fund.

Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. A fund determines the fair value of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with a policy approved by the Board as reflecting fair value. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:

NOTES TO FINANCIAL STATEMENTS

Notes to Financial Statements  (unaudited) (continued)

•

Fixed-income investments are valued using the last available bid price or current market quotations provided by independent dealers or prices (including evaluated prices) supplied by approved independent third-party pricing services. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data, credit quality information, perceived market movements, news, and other relevant information and by other methods, which may include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; general market conditions; and/or other factors and assumptions.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.

If events (e.g., a company announcement, market volatility or a natural disaster) occur that are expected to materially affect the value of an investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with policies approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and the cost approach. Valuation techniques used under these approaches take into consideration inputs that include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other inputs, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates.

When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets for identical assets or liabilities;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The fair value hierarchy for the Fund’s investments is included in its schedule of investments. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BlackRock Fund Advisors (“BFA”) manages the investment of the Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Fund, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to the Fund, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Aggregate Average Daily Net Assets	Investment Advisory Fee
First $19 billion	0.4000%
Over $19 billion, up to and including $33 billion	0.3800
Over $33 billion, up to and including $47 billion	0.3610
Over $47 billion	0.3430

Each reduced investment advisory fee level reflects a 5% reduction (rounded to the fourth decimal place) from the investment advisory fee at the prior aggregate average daily net asset level.

2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (unaudited) (continued)

Sub-Adviser: Effective February 28, 2020, BFA has entered into a sub-advisory agreement with BlackRock International Limited (the “Sub-Adviser”), an affiliate of BFA, under which BFA pays the Sub-Adviser for services it provides to the Fund.

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for the Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Fund.

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the six months ended April 30, 2020, transactions executed by the Fund pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales	Net Realized Gain (Loss)
J.P. Morgan USD Emerging Markets Bond	$28,797,543	$30,892,952	$1,481,297

The Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends — affiliated in the statement of operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

5.	PURCHASES AND SALES

For the six months ended April 30, 2020, purchases and sales of investments, excluding in-kind transactions and short-term investments, were as follows:

iShares ETF	Purchases	Sales
J.P. Morgan USD Emerging Markets Bond	$814,769,633	$726,134,610

For the six months ended April 30, 2020, in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
J.P. Morgan USD Emerging Markets Bond	$4,033,730,459	$4,334,221,556

6.	INCOME TAX INFORMATION

The Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of the Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

Management has analyzed tax laws and regulations and their application to the Fund as of April 30, 2020, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements.

As of October 31, 2019, the Fund had non-expiring capital loss carryforwards available to offset future realized capital gains of $375,756,539.

As of April 30, 2020, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
J.P. Morgan USD Emerging Markets Bond	$13,994,470,561	$146,083,966	$(1,960,832,653)	$(1,814,748,687)

7.	PRINCIPAL RISKS

In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social

NOTES TO FINANCIAL STATEMENTS

Notes to Financial Statements  (unaudited) (continued)

instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. The Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve the Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

Market Risk: Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss a fund may suffer through holding market positions in the face of market movements. A fund is exposed to market risk by its investment in equity, fixed income and/or financial derivative instruments or by its investment in underlying funds. The fair value of securities held by a fund may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments. The extent of a fund’s exposure to market risk is the market value of the investments held as shown in the fund’s schedule of investments.

Investing in the securities of non-U.S. issuers involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: differences in accounting, auditing and financial reporting standards; more substantial governmental involvement in the economy; higher inflation rates, greater social, economic and political uncertainties; possible nationalization or expropriation of assets; less availability of public information about issuers; imposition of withholding or other taxes; higher transaction and custody costs and delays in settlement procedures; and lower level of regulation of the securities markets and issuers. Non-U.S. securities may be less liquid, more difficult to value, and have greater price volatility due to exchange rate fluctuations. These and other risks are heightened for investments in issuers from countries with less developed capital markets.

Changes in market interest rates or economic conditions may affect the value and/or liquidity of fixed income investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. Securities with longer durations tend to be more sensitive to interest rate changes, usually making their prices more volatile than those of securities with shorter durations. Given the environment of historically low interest rates, a fund may be subject to a greater risk of price losses if interest rates rise.

An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund’s investments. The impact of the pandemic may be short term or may last for an extended period of time.

Credit Risk: Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose a fund to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of a fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its schedule of investments.

High yield securities that are rated below investment-grade (commonly referred to as “junk bonds”) or are unrated may be deemed speculative, involve greater levels of risk than higher-rated securities of similar maturity and are more likely to default. High yield securities may be issued by less creditworthy issuers, and issuers of high yield securities may be unable to meet their interest or principal payment obligations. High yield securities are subject to extreme price fluctuations, may be less liquid than higher rated fixed-income securities, even under normal economic conditions, and frequently have redemption features.

8.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by the Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of the Fund are not redeemable.

2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (unaudited) (continued)

Transactions in capital shares were as follows:

	Six Months Ended 04/30/20		Year Ended 10/31/19
iShares ETF	Shares	Amount	Shares	Amount
J.P. Morgan USD Emerging Markets Bond
Shares sold	39,200,000	$4,268,713,162	72,300,000	$7,852,920,951
Shares redeemed	(42,300,000)	(4,434,200,454)	(85,300,000)	(9,345,807,938)

Net decrease	(3,100,000)	$(165,487,292)	(13,000,000)	$(1,492,886,987)

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the statement of assets and liabilities.

9.	LEGAL PROCEEDINGS

On June 16, 2016, investors in certain iShares funds (iShares Core S&P Small-Cap ETF, iShares Russell 1000 Growth ETF, iShares Core S&P 500 ETF, iShares Russell Mid-Cap Growth ETF, iShares Russell Mid-Cap ETF, iShares Russell Mid-Cap Value ETF, iShares Select Dividend ETF, iShares Morningstar Mid-Cap ETF, iShares Morningstar Large-Cap ETF, iShares U.S. Aerospace & Defense ETF and iShares Preferred and Income Securities ETF) filed a class action lawsuit against iShares Trust, BlackRock, Inc. and certain of its advisory affiliates, and certain directors/trustees and officers of the Funds (collectively, “Defendants”) in California State Court. The lawsuit alleges the Defendants violated federal securities laws by failing to adequately disclose in the prospectuses issued by the funds noted above the risks of using stop-loss orders in the event of a ‘flash crash’, such as the one that occurred on May 6, 2010. On September 18, 2017, the court issued a Statement of Decision holding that the Plaintiffs lack standing to assert their claims. On October 11, 2017, the court entered final judgment dismissing all of the Plaintiffs’ claims with prejudice. In an opinion dated January 23, 2020, the California Court of Appeal affirmed the dismissal of Plaintiffs’ claims. On March 3, 2020, plaintiffs filed a petition for review by the California Supreme Court. On May 27, 2020, the California Supreme Court denied Plaintiff’s petition for review. Plaintiff may choose to petition the U.S. Supreme Court for further review.

10.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

NOTES TO FINANCIAL STATEMENTS

Want to know more?

iShares.com    |     1-800-474-2737

This report is intended for the Fund’s shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

©2020 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-1019-0420

APRIL 30, 2020

2020 Semi-Annual Report (Unaudited)

iShares U.S. ETF Trust

•	iShares Bloomberg Roll Select Commodity Strategy ETF | CMDY | NYSE Arca
•	iShares Commodities Select Strategy ETF | COMT | NASDAQ
•	iShares Gold Strategy ETF | IAUF | Cboe BZX

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of each Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

You may elect to receive all future reports in paper free of charge. If you hold accounts through a financial intermediary, you can follow the instructions included with this disclosure, if applicable, or contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Please note that not all financial intermediaries may offer this service. Your election to receive reports in paper will apply to all funds held with your financial intermediary.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive electronic delivery of shareholder reports and other communications by contacting your financial intermediary. Please note that not all financial intermediaries may offer this service.

Fund Summary as of April 30, 2020	iShares® Bloomberg Roll Select Commodity Strategy ETF

Investment Objective

The iShares Bloomberg Roll Select Commodity Strategy ETF (the “Fund”) seeks to provide exposure, on a total return basis, to a diversified group of commodities. The Fund seeks to achieve its investment objective by investing in exchange-traded futures contracts on the Bloomberg Roll Select Commodity Index. The Fund is an actively managed exchange-traded fund that does not seek to replicate the performance of a specified index.

Performance

		Average Annual Total Returns		Cumulative Total Returns
	6 Months	1 Year	Since Inception	1 Year	Since Inception
Fund NAV	(17.01)%	(18.22)%	(12.40)%	(18.22)%	(24.03)%
Fund Market	(17.04)	(18.33)	(12.39)	(18.33)	(24.01)
Bloomberg Roll Select Commodity Index	(17.06)	(18.24)	(12.32)	(18.24)	(23.88)

The inception date of the Fund was 4/3/18. The first day of secondary market trading was 4/5/18.

The Bloomberg Roll Select Commodity Index is an unmanaged index that aims to reflect the performance of a diversified group of commodities, while also seeking to minimize the effect of contango and maximize the effect of backwardation in connection with periodically switching or “rolling” into new futures contracts.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 6 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (11/01/19)	Ending Account Value (04/30/20)	Expenses Paid During the Period	(a)	Beginning Account Value (11/01/19)	Ending Account Value (04/30/20)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$829.90	$1.23		$1,000.00	$1,023.50	$1.36		0.27%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 6 for more information.

Portfolio Information

ALLOCATION BY INVESTMENT TYPE

Investment Type	Percent of Net Assets
Commercial Paper	66.2%
Money Market Funds	16.6
U. S. Treasury Obligations	13.4
Cash	6.0
Other assets, less liabilities	(2.2)

COMMODITIES EXPOSURE

Sector Exposure(a)	Percent of Exposure
Agriculture Futures	32.5%
Precious Metals Futures	22.5
Energy Futures	21.1
Industrial Metals Futures	18.5
Livestock Futures	5.4

(a)	Represents the sector allocation of the Bloomberg Roll Select Commodity Index.

FUND SUMMARY	3

Fund Summary as of April 30, 2020	iShares® Commodities Select Strategy ETF

Investment Objective

The iShares Commodities Select Strategy ETF (the “Fund”) seeks total return by providing investors with broad commodity exposure. The Fund is an actively managed exchange-traded fund that does not seek to replicate the performance of a specified index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	Since Inception	1 Year	5 Years	Since Inception
Fund NAV	(28.44)%	(31.45)%	(8.08)%	(10.35)%	(31.45)%	(34.37)%	(45.42)%
Fund Market	(28.46)	(31.39)	(8.06)	(10.35)	(31.39)	(34.29)	(45.42)
S&P GSCITM Dynamic Roll (USD) TR(a)	(28.40)	(31.37)	(11.20)	(13.84)	(31.37)	(44.78)	(56.21)
S&P GSCITM (USD) TR	(44.29)	(48.19)	(12.90)	(11.71)	(48.19)	(49.86)	(49.86)

The inception date of the Fund was 10/15/14. The first day of secondary market trading was 10/16/14.

The S&P GSCITM Dynamic Roll (USD) TR is an unmanaged, production-weighted index that measures the performance of general commodity price movements and employs a flexible futures rolling strategy designed to alleviate the negative impact of contango and reduce trading costs.

(a)

The S&P GSCITM Dynamic Roll (USD) TR Index reflects the performance of S&P GSCI Commodity Gross TR Index from October 15, 2014 through October 31, 2018, S&P GSCITM Dynamic Roll Reduced Energy 70/30 Futures/Equity Blend (USD) TR Index from November 1, 2018 through January 31, 2020 and beginning February 1, 2020 reflects the performance of the S&P GSCITM Dynamic Roll (USD) TR Index.

The S&P GSCITM (USD) TR is an unmanaged index that measures the performance of general commodity price movements and inflation in the world economy.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 6 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (11/01/19)	Ending Account Value (04/30/20)	Expenses Paid During the Period	(a)	Beginning Account Value (11/01/19)	Ending Account Value (04/30/20)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$715.60	$2.05		$1,000.00	$1,022.50	$2.41		0.48%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 6 for more information.

Portfolio Information

ALLOCATION BY INVESTMENT TYPE

Investment Type	Percent of Net Assets
Commercial Paper	61.7%
U. S. Treasury Obligations	12.1
Certificates of Deposit	12.0
Money Market Funds	4.9
Cash	8.5
Other assets, less liabilities	0.8

COMMODITY-LINKED FUTURES

Sector Exposure(a)	Percent of Net Assets
Energy Futures	52.4%
Agriculture Futures	20.0
Industrial Metals Futures	12.2
Livestock Futures	7.7
Precious Metals Futures	7.6

(a)	Exposures are calculated as the current notional value of the futures contracts as a percentage of net assets.

4	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Summary as of April 30, 2020	iShares® Gold Strategy ETF

Investment Objective

The iShares Gold Strategy ETF (the “Fund”) seeks to provide exposure, on a total return basis, to the price performance of gold. The Fund is an actively managed exchange-traded fund that does not seek to replicate the performance of a specified index.

Performance

		Average Annual Total Returns		Cumulative Total Returns
	6 Months	1 Year	Since Inception	1 Year	Since Inception
Fund NAV	10.58%	29.88%	13.85%	29.88%	27.97%
Fund Market	10.65	29.63	13.78	29.63	27.83
Bloomberg Composite Gold Index	10.49	29.88	13.93	29.88	28.12

The inception date of the Fund was 6/6/18. The first day of secondary market trading was 6/8/18.

The Bloomberg Composite Gold Index is an unmanaged index comprised of exchange -traded gold futures contracts and one or more exchange-traded products backed by or linked to physical gold. The index is designed to track the price performance of gold.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 6 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (11/01/19)	Ending Account Value (04/30/20)	Expenses Paid During the Period	(a)	Beginning Account Value (11/01/19)	Ending Account Value (04/30/20)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$1,105.80	$0.68		$1,000.00	$1,024.20	$0.65		0.13%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 6 for more information.

Portfolio Information

ALLOCATION BY INVESTMENT TYPE

Investment Type	Percent of Net Assets
Money Market Funds	76.4%
Grantor Trust	19.9
Cash	4.6
Other assets, less liabilities	(0.9)

COMMODITY-LINKED FUTURES

Sector Exposure(a)	Percent of Net Assets
Gold Futures	75.4%

(a)	Exposures are calculated as the current notional value of the futures contracts as a percentage of net assets.

FUND SUMMARY	5

About Fund Performance

Past performance is no guarantee of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time, and may continue to affect adversely the value and liquidity of the fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not trade in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary market trading in shares of the fund, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of your Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested at the beginning of the period (or from the commencement of operations if less than 6 months) and held through the end of the period, is intended to help you understand your ongoing costs (in dollars and cents) of investing in your Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on your Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

6	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (unaudited) April 30, 2020	iShares® Bloomberg Roll Select Commodity Strategy ETF (Percentages shown are based on Net Assets)

Security	Par	Value

Short-Term Investments

Commercial Paper — 66.2%
American Electric Power Co. Inc., 0.80%, 05/12/20(a)	$500,000	$499,867
ANZ National International Ltd., 0.11%, 05/05/20(a)	1,000,000	999,985
BASF SE, 1.83%, 05/21/20(a)	750,000	749,200
Caisse des Depots et Consignations, 0.13%, 05/12/20(a)	600,000	599,974
Chariot Funding LLC, 0.58%, 07/09/20(a)	700,000	699,510
DBS Group Holdings Ltd., 0.33%, 05/15/20(a)	500,000	499,931
LMA SA/LMA-Americas LLC, 0.49%, 06/08/20(a)	500,000	499,798
Macquarie Bank Ltd., 0.38%, 07/06/20(a)	550,000	549,615
Manhattan Asset Funding Co., LLC, 0.59%, 07/16/20(a)	400,000	399,643
NUTRIEN Ltd., 0.85%, 05/06/20(a)	1,000,000	999,858
Old Line Funding LLC, 1.11%, 07/07/20(a)	500,000	499,597
ST Engineering, 0.13%, 05/13/20(a)	1,000,000	999,955
Stanley Works (The)
0.55%, 06/19/2020(a)	400,000	399,694
0.60%, 07/13/2020(a)	250,000	249,693
Sumitomo Mitsui Trust Bank Ltd./ New York, 0.44%, 07/23/20(a)	600,000	599,405
Swedbank, 0.10%, 05/01/20(a)	850,000	849,998
United Overseas Bank Ltd., 0.19%, 05/04/20(a)	500,000	499,990
Verizon Communications Inc., 1.41%, 06/23/20(a)	500,000	498,943
VW Credit Inc., 0.80%, 05/07/20(a)	1,000,000	999,844

		12,094,500

Security	Par/ Shares	Value

U.S. Treasury Obligations — 13.4%
U.S. Treasury Bills
0.08%, 06/02/20(a)	$1,000,000	$999,927
0.08%, 06/09/20(a)	1,450,000	1,449,868

		2,449,795

Money Market Funds — 16.6%
BlackRock Cash Funds: Treasury, SL Agency Shares,
0.18%(b)(c)	3,030,000	3,030,000

Total Short-Term Investments — 96.2% (Costs: $17,568,777)		17,574,295

Total Investments in Securities — 96.2% (Cost: $17,568,777)		17,574,295

Other Assets, Less Liabilities — 3.8%		698,003

Net Assets — 100.0%		$18,272,298

(a)	Rates are discount rates or a range of discount rates at the time of purchase.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended April 30, 2020, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 10/31/19	Net Activity	Shares Held at 04/30/20	Value at 04/30/20	Income	Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Treasury, SL Agency Shares	4,713,000	(1,683,000)	3,030,000	$3,030,000	$21,992	$—		$—

(a)	Includes realized capital gain distributions from an affiliated fund, if any.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Bloomberg Roll Select Commodity Index	1,088	06/17/20	$17,762	$(1,437,270)

Derivative Financial Instruments Categorized by Risk Exposure

As of April 30, 2020, the fair values of derivative financial instruments located in the Consolidated Statements of Assets and Liabilities were as follows:

Commodity Contracts
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$1,437,270

(a)

Net cumulative appreciation (depreciation) on futures contracts are reported in the Consolidated Schedule of Investments. In the Consolidated Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

CONSOLIDATED SCHEDULE OF INVESTMENTS	7

Consolidated Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® Bloomberg Roll Select Commodity Strategy ETF

For the six months ended April 30, 2020, the effect of derivative financial instruments in the Consolidated Statements of Operations was as follows:

Commodity Contracts
Net Realized Gain (Loss) from:
Futures contracts	$(2,780,166)

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$(1,624,373)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$23,273,591

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Consolidated Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Consolidated Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Consolidated Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Commercial Paper	$—	$12,094,500	$—	$12,094,500
U.S. Treasury Obligations	—	2,449,795	—	2,449,795
Money Market Funds	3,030,000	—	—	3,030,000

	$3,030,000	$14,544,295	$—	$17,574,295

Derivative financial instruments(a)
Liabilities
Futures Contracts	$(1,437,270)	$—	$—	$(1,437,270)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

8	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (unaudited) April 30, 2020	iShares® Commodities Select Strategy ETF (Percentages shown are based on Net Assets)

Security	Par	Value

Short-Term Investments

Certificates of Deposit — 12.0%
Bank of Montreal/Chicago IL, 1.93%, 02/12/21, (3 mo. LIBOR US + 0.100%)(a)	$3,800,000	$3,795,615
KBC Bank NV, 0.35%, 07/30/20	1,000,000	1,000,175
Mizuho Bank Ltd./New York, 1.69%, 05/28/20	4,800,000	4,805,033
Oversea-Chinese Banking Corp. Ltd., 1.87%, 08/04/20	5,000,000	5,017,372
Societe Generale, New York, 1.70%, 05/14/20	1,890,000	1,891,809
Sumitomo Mitsui Trust Bank Ltd./New York, 0.54%, 06/26/20, (1 mo. LIBOR US + 0.050%)(a)	5,000,000	5,000,526
Sumitomo Mitsui Trust Bank Ltd./New York, 1.16%, 07/27/20, (3 mo. LIBOR US + 0.170%)(a)	5,000,000	4,999,246

		26,509,776

Commercial Paper — 61.7%
ABN AMRO Funding USA LLC, 1.88%, 08/10/20(b)	5,000,000	4,991,698
American Electric Power Co. Inc., 0.80%, 05/12/20(b)	7,000,000	6,998,133
ANZ National International Ltd.
0.11%, 05/05/2020(b)	1,000,000	999,984
1.04%, 07/15/2020(b)	390,000	389,805
BASF SE
1.75%, 05/11/2020(b)	3,000,000	2,999,120
1.83%, 05/21/2020(b)	7,000,000	6,992,536
Cafco LLC, 1.76%, 05/11/20(b)	5,500,000	5,499,689
Caisse des Depots et Consignations, 0.13%, 05/12/20(b)	3,000,000	2,999,869
Chariot Funding LLC, 0.58%, 07/09/20(b)	9,000,000	8,993,700
DBS Group Holdings Ltd., 0.33%, 05/15/20(b)	5,000,000	4,999,313
Erste Abwicklungsanstalt, 1.66%, 05/06/20(b)	4,650,000	4,649,925
Kells Funding LLC, 1.65%, 06/16/20(b)	6,000,000	5,997,924
LMA SA/LMA-Americas LLC, 0.49%, 06/08/20(b)	6,400,000	6,397,414
Macquarie Bank Ltd., 0.38%, 07/06/20(b)	3,600,000	3,597,481
Manhattan Asset Funding Co., LLC, 0.59%, 07/16/20(b)	4,300,000	4,296,165
MetLife Short Term Funding Co., 1.78%, 06/05/20(b)	8,000,000	7,996,800
Natixis NY 1.89%, 06/19/2020(b)	7,000,000	6,997,793

Security	Par/ Shares	Value

Commercial Paper (continued)
1.90%, 06/10/2020(b)	$4,000,000	$3,999,103
Old Line Funding LLC, 1.11%, 07/07/20(b)	7,000,000	6,994,354
Stanley Works (The)
0.55%, 06/19/2020(b)	2,000,000	1,998,472
0.60%, 07/13/2020(b)	8,000,000	7,990,183
Thunder Bay Funding LLC, 1.87%, 05/15/20(b)	8,000,000	7,999,633
Toyota Motor Credit Corp., 1.92%, 07/24/20(b)	5,000,000	4,986,034
Verizon Communications Inc., 1.41%, 06/23/20(b)	7,000,000	6,985,195
VW Credit Inc., 0.80%, 05/07/20(b)	10,000,000	9,998,444

		136,748,767

U.S. Treasury Obligations — 12.1%
U.S. Treasury Bills
0.08%, 06/02/20(b)	10,000,000	9,999,267
0.08%, 06/09/20(b)	1,900,000	1,899,828
0.08%, 07/02/20(b)	15,000,000	14,997,675

		26,896,770

Money Market Funds — 4.9%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.18%(c)(d)	10,982,000	10,982,000

Total Short-Term Investments — 90.7% (Costs: $200,953,157)		201,137,313

Total Investments in Securities — 90.7% (Cost: $200,953,157)		201,137,313

Other Assets, Less Liabilities — 9.3%		20,602,322

Net Assets — 100.0%		$221,739,635

(a)	Variable or floating rate security. Rate shown is the rate in effect as of period-end.
(b)	Rates are discount rates or a range of discount rates at the time of purchase.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended April 30, 2020, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 10/31/19	Net Activity	Shares Held at 04/30/20	Value at 04/30/20	Income		Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	5,854,821	(5,854,821)	—	$—	$9,764	(b)	$1,083		$(572)
BlackRock Cash Funds: Treasury, SL Agency Shares	74,727,000	(63,745,000)	10,982,000	10,982,000	681,244		—		—

				$10,982,000	$691,008		$1,083		$(572)

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

CONSOLIDATED SCHEDULE OF INVESTMENTS	9

Consolidated Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® Commodities Select Strategy ETF

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
Aluminum	235	12/15/21	$9,506	$(1,362,819)
Brent Crude Oil	832	10/31/22	35,235	(2,118,851)
Cattle Feeder	54	08/27/20	3,415	(21,523)
Cocoa	45	09/15/20	1,078	33,596
Coffee	50	03/19/21	2,087	(240,944)
Copper	85	09/14/20	11,043	233,675
Corn	767	09/14/20	12,521	(2,647,230)
Cotton	104	07/09/20	2,981	196,158
Gasoline RBOB	186	09/30/20	6,018	(366,663)
Gold 100 OZ	92	10/28/20	15,670	449,219
KC HRW Wheat	162	07/14/20	3,953	(13,567)
Lead	40	06/15/20	1,627	(86,698)
Lean Hogs	219	10/14/20	5,063	(754,717)
Live Cattle	251	06/30/20	8,629	(3,205,493)
Low Sulphur Gasoil	292	12/10/21	10,271	(1,288,606)
Natural Gas	340	03/29/21	8,898	1,327,197
Nickel	31	07/13/20	2,266	(130,734)
NY Harbor ULSD	153	11/30/20	6,711	(1,132,779)
Silver	16	07/29/20	1,198	(64,737)
Soybean	209	03/12/21	8,867	(129,940)
Sugar	328	06/30/20	3,810	2,161
Wheat	346	07/14/20	9,070	(499,882)
WTI Crude Oil	1,297	11/21/22	49,066	(9,340,716)
Zinc	51	12/14/20	2,491	19,306

				$(21,144,587)

Derivative Financial Instruments Categorized by Risk Exposure

As of April 30, 2020, the fair values of derivative financial instruments located in the Consolidated Statements of Assets and Liabilities were as follows:

Commodity Contracts

Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$2,261,312

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$23,405,899

(a)

Net cumulative appreciation (depreciation) on futures contracts are reported in the Consolidated Schedule of Investments. In the Consolidated Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the six months ended April 30, 2020, the effect of derivative financial instruments in the Consolidated Statements of Operations was as follows:

Commodity Contracts

Net Realized Gain (Loss) from:
Futures contracts	$(82,518,591)

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$(27,146,578)

10	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® Commodities Select Strategy ETF

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$354,739,153

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Consolidated Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Consolidated Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Consolidated Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Certificates of Deposit	$—	$26,509,776	$—	$26,509,776
Commercial Paper	—	136,748,767	—	136,748,767
U.S. Treasury Obligations	—	26,896,770	—	26,896,770
Money Market Funds	10,982,000	—	—	10,982,000

	$10,982,000	$190,155,313	$—	$201,137,313

Derivative financial instruments(a)
Assets
Futures Contracts	$2,261,312	$—	$—	$2,261,312
Liabilities
Futures Contracts	(23,405,899)	—	—	(23,405,899)

	$(21,144,587)	$—	$—	$(21,144,587)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

CONSOLIDATED SCHEDULE OF INVESTMENTS	11

Consolidated Schedule of Investments (unaudited) April 30, 2020	iShares® Gold Strategy ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Grantor Trust

Grantor Trust — 19.9%
iShares Gold Trust(a)(b)	177,198	$2,854,660

Total Grantor Trust (Cost: $2,650,124)		2,854,660

Short-Term Investments

Money Market Funds — 76.4%
BlackRock Cash Funds: Treasury, SL Agency Shares,
0.18%(a)(c)	10,987,000	10,987,000

Total Short-Term Investments — 76.4% (Costs: $10,987,000)		10,987,000

Total Investments in Securities — 96.3% (Cost: $13,637,124)		13,841,660

Other Assets, Less Liabilities — 3.7%		537,873

Net Assets — 100.0%		$14,379,533

(a)	Affiliate of the Fund.
(b)	Non-income producing security.
(c)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended April 30, 2020, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 10/31/19	Shares Purchased		Shares Sold	Shares Held at 04/30/20	Value at 04/30/20	Income	Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Treasury, SL Agency Shares	6,201,000	4,786,000	(b)	—	10,987,000	$10,987,000	$36,293	$—		$—
iShares Gold Trust	121,011	211,418		(155,231)	177,198	2,854,660	—	191,446		23,945

						$13,841,660	$36,293	$191,446		$23,945

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)	Net of purchases and sales.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Gold	64	06/26/20	$10,843	$186,845

Derivative Financial Instruments Categorized by Risk Exposure

As of April 30, 2020, the fair values of derivative financial instruments located in the Consolidated Statements of Assets and Liabilities were as follows:

Commodity Contracts
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$186,845

(a)

Net cumulative appreciation (depreciation) on futures contracts are reported in the Consolidated Schedule of Investments. In the Consolidated Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

12	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® Gold Strategy ETF

For the six months ended April 30, 2020, the effect of derivative financial instruments in the Consolidated Statements of Operations was as follows:

Commodity Contracts
Net Realized Gain (Loss) from:
Futures contracts	$532,875

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$20,716

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$7,849,777

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Consolidated Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Consolidated Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Consolidated Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Grantor Trust	$2,854,660	$—	$—	$2,854,660
Money Market Funds	10,987,000	—	—	10,987,000

	$13,841,660	$—	$—	$13,841,660

Derivative financial instruments(a)
Assets
Futures Contracts	$186,845	$—	$—	$186,845

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

CONSOLIDATED SCHEDULE OF INVESTMENTS	13

Consolidated Statements of Assets and Liabilities  (unaudited)

April 30, 2020

	iShares Bloomberg Roll Select Commodity Strategy ETF	iShares Commodities Select Strategy ETF	iShares Gold Strategy ETF

ASSETS
Investments in securities, at value:
Unaffiliated(a)	$14,544,295	$190,155,313	$—
Affiliated(b)	3,030,000	10,982,000	13,841,660
Cash	11,978	15,578	8,960
Foreign currency, at value(c)	—	245	—
Cash pledged:
Futures contracts	1,088,000	18,779,153	651,000
Receivables:
Variation margin on futures contracts	200,189	2,671,749	—
Dividends	1,113	214,857	1,990
Tax reclaims	—	8,678	—

Total assets	18,875,575	222,827,573	14,503,610

LIABILITIES
Payables:
Investments purchased	599,405	1,000,186	—
Variation margin on futures contracts	—	—	122,868
Investment advisory fees	3,872	87,752	1,209

Total liabilities	603,277	1,087,938	124,077

NET ASSETS	$18,272,298	$221,739,635	$14,379,533

NET ASSETS CONSIST OF:
Paid-in capital	$22,389,793	$369,163,273	$13,247,256
Accumulated earnings (loss)	(4,117,495)	(147,423,638)	1,132,277

NET ASSETS	$18,272,298	$221,739,635	$14,379,533

Shares outstanding	500,000	10,000,000	250,000

Net asset value	$36.54	$22.17	$57.52

Shares authorized	Unlimited	Unlimited	Unlimited

Par value	None	None	None

(a) Investments, at cost — Unaffiliated	$14,538,777	$189,971,157	$—
(b) Investments, at cost — Affiliated	$3,030,000	$10,982,000	$13,637,124
(c) Foreign currency, at cost	$—	$257	$—

See notes to financial statements.

14	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Statements of Operations  (unaudited)

Six Months Ended April 30, 2020

	iShares Bloomberg Roll Select Commodity Strategy ETF	iShares Commodities Select Strategy ETF	iShares Gold Strategy ETF

INVESTMENT INCOME
Dividends — Unaffiliated	$—	$984,108	$—
Dividends — Affiliated	21,992	681,244	36,293
Interest — Unaffiliated	173,621	2,081,753	1,146
Securities lending income — Affiliated — net	—	9,764	—
Foreign taxes withheld	—	(48,736)	—

Total investment income	195,613	3,708,133	37,439

EXPENSES
Investment advisory fees	33,557	908,507	11,209

Total expenses	33,557	908,507	11,209
Less:
Investment advisory fees waived	(1,699)	(2,140)	(5,590)

Total expenses after fees waived	31,858	906,367	5,619

Net investment income	163,755	2,801,766	31,820

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	(1,373)	(21,760,079)	—
Investments — Affiliated	—	1,083	(8,428)
In-kind redemptions — Unaffiliated	—	3,854,580	—
In-kind redemptions — Affiliated	—	—	199,874
Futures contracts	(2,780,166)	(82,518,591)	532,875
Foreign currency transactions	—	13	—

Net realized gain (loss)	(2,781,539)	(100,422,994)	724,321

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	4,014	12,236,763	(53)
Investments — Affiliated	—	(572)	23,945
Futures contracts	(1,624,373)	(27,146,578)	20,716
Foreign currency translations	—	(3)	—

Net change in unrealized appreciation (depreciation)	(1,620,359)	(14,910,390)	44,608

Net realized and unrealized gain (loss)	(4,401,898)	(115,333,384)	768,929

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(4,238,143)	$(112,531,618)	$800,749

See notes to financial statements.

CONSOLIDATED FINANCIAL STATEMENTS	15

Consolidated Statements of Changes in Net Assets

	iShares Bloomberg Roll Select Commodity Strategy ETF		iShares Commodities Select Strategy ETF
	Six Months Ended 04/30/20 (unaudited)	Year Ended 10/31/19	Six Months Ended 04/30/20 (unaudited)	Year Ended 10/31/19

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$163,755	$799,071	$2,801,766	$9,677,710
Net realized loss	(2,781,539)	(2,887,072)	(100,422,994)	(71,283,577)
Net change in unrealized appreciation (depreciation)	(1,620,359)	364,902	(14,910,390)	26,833,214

Net decrease in net assets resulting from operations	(4,238,143)	(1,723,099)	(112,531,618)	(34,772,653)

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(598,892)	(644,782)	(8,490,082)	(40,656,951)

CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from capital share transactions	(3,894,823)	(11,234,784)	(175,611,524)	(134,936,163)

NET ASSETS
Total decrease in net assets	(8,731,858)	(13,602,665)	(296,633,224)	(210,365,767)
Beginning of period	27,004,156	40,606,821	518,372,859	728,738,626

End of period	$18,272,298	$27,004,156	$221,739,635	$518,372,859

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

16	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Statements of Changes in Net Assets  (continued)

	iShares Gold Strategy ETF
	Six Months Ended 04/30/20 (unaudited)	Year Ended 10/31/19

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$31,820	$88,453
Net realized gain	724,321	478,678
Net change in unrealized appreciation (depreciation)	44,608	455,035

Net increase in net assets resulting from operations	800,749	1,022,166

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(788,999)	(37,443)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	5,755,738	2,951,071

NET ASSETS
Total increase in net assets	5,767,488	3,935,794
Beginning of period	8,612,045	4,676,251

End of period	$14,379,533	$8,612,045

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

CONSOLIDATED FINANCIAL STATEMENTS	17

Consolidated Financial Highlights

(For a share outstanding throughout each period)

	iShares Bloomberg Roll Select Commodity Strategy ETF
	Six Months Ended 04/30/20 (unaudited)		Year Ended 10/31/19	Period From 04/03/18 to 10/31/18	(a)

Net asset value, beginning of period	$45.01		$47.77	$50.00

Net investment income(b)	0.29		1.05	0.58
Net realized and unrealized loss(c)	(7.76)		(3.05)	(2.81)

Net decrease from investment operations	(7.47)		(2.00)	(2.23)

Distributions(d)
From net investment income	(1.00)		(0.76)	—

Total distributions	(1.00)		(0.76)	—

Net asset value, end of period	$36.54		$45.01	$47.77

Total Return
Based on net asset value	(17.01	)%(e)	(4.19)%	(4.46	)%(e)

Ratios to Average Net Assets
Total expenses	0.28	%(f)	0.28%	0.28	%(f)

Total expenses after fees waived	0.27	%(f)	0.19%	0.10	%(f)

Net investment income	1.37	%(f)	2.30%	2.01	%(f)

Supplemental Data
Net assets, end of period (000)	$18,272		$27,004	$40,607

Portfolio turnover rate(g)	0	%(e)	0%	0	%(e)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Not annualized.
(f)	Annualized.
(g)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

18	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares Commodities Select Strategy ETF
	Six Months Ended 04/30/20 (unaudited)		Year Ended 10/31/19	Year Ended 10/31/18		Year Ended 10/31/17	Year Ended 10/31/16	Year Ended 10/31/15

Net asset value, beginning of period	$31.80		$37.18	$35.97		$32.41	$32.97	$50.68

Net investment income(a)	0.22		0.76	0.63		0.31	0.16	0.26
Net realized and unrealized gain (loss)(b)	(8.99)		(3.04)	2.62		3.58	(0.57)	(17.35)

Net increase (decrease) from investment operations	(8.77)		(2.28)	3.25		3.89	(0.41)	(17.09)

Distributions(c)
From net investment income	(0.86)		(3.10)	(2.04)		(0.33)	(0.15)	(0.61)
Return of capital	—		—	—		—	—	(0.01)

Total distributions	(0.86)		(3.10)	(2.04)		(0.33)	(0.15)	(0.62)

Net asset value, end of period	$22.17		$31.80	$37.18		$35.97	$32.41	$32.97

Total Return
Based on net asset value	(28.44	)%(d)	(5.87)%	9.29	%(e)	12.08%	(1.23)%	(33.88)%

Ratios to Average Net Assets
Total expenses	0.48	%(f)	0.48%	0.48%		0.48%	0.48%	0.48%

Total expenses after fees waived	0.48	%(f)	0.48%	0.48%		0.48%	0.48%	0.48%

Net investment income	1.48	%(f)	2.32%	1.66%		0.93%	0.51%	0.68%

Supplemental Data
Net assets, end of period (000)	$221,740		$518,373	$728,739		$258,956	$320,820	$253,857

Portfolio turnover rate(g)	2	%(d)	32%	167%		44%	43%	76%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Not annualized.
(e)	Includes payment received from an affiliate, which impacted the Fund’s total return. Excluding the payment from an affiliate, the Fund’s total return would have been 9.06%.
(f)	Annualized.
(g)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

CONSOLIDATED FINANCIAL HIGHLIGHTS	19

Consolidated Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares Gold Strategy ETF
	Six Months Ended 04/30/20 (unaudited)		Year Ended 10/31/19	Period From 06/06/18 to 10/31/18	(a)

Net asset value, beginning of period	$57.41		$46.76	$50.00

Net investment income(b)	0.19		0.82	0.27
Net realized and unrealized gain (loss)(c)	5.18		10.20	(3.51)

Net increase (decrease) from investment operations	5.37		11.02	(3.24)

Distributions(d)
From net investment income	(5.26)		(0.37)	—

Total distributions	(5.26)		(0.37)	—

Net asset value, end of period	$57.52		$57.41	$46.76

Total Return
Based on net asset value	10.58	%(e)	23.74%	(6.48	)%(e)

Ratios to Average Net Assets
Total expenses	0.25	%(f)	0.25%	0.25	%(f)

Total expenses after fees waived	0.13	%(f)	0.18%	0.19	%(f)

Net investment income	0.71	%(f)	1.58%	1.45	%(f)

Supplemental Data
Net assets, end of period (000)	$14,380		$8,612	$4,676

Portfolio turnover rate(g)	28	%(e)	47%	13	%(e)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Not annualized.
(f)	Annualized.
(g)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

20	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Consolidated Financial Statements  (unaudited)

1.	ORGANIZATION

iShares U.S. ETF Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These consolidated financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
Bloomberg Roll Select Commodity Strategy	Non-diversified
Commodities Select Strategy	Diversified
Gold Strategy	Non-diversified

Basis of Consolidation: The accompanying consolidated financial statements for each Fund include the accounts of its wholly-owned subsidiary in the Cayman Islands (each, a “Subsidiary”) that invests in certain “commodity-linked instruments” and cash and cash equivalents in accordance with each Fund’s investment objective. In compliance with Sub-chapter M of the Internal Revenue Code of 1986, as amended, each Fund may invest up to 25% of its total assets in its Subsidiary. Intercompany accounts and transactions, if any, have been eliminated. Each Fund’s commodity-linked instruments held in its Subsidiary are intended to provide the Fund with exposure to applicable commodity markets or commodities consistent with current U.S. federal income tax laws applicable to investment companies such as the Fund. Each Subsidiary has the same investment objective as its Fund.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by each Fund in the preparation of its consolidated financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

Investment Transactions and Income Recognition: Investment transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities are reflected in tax reclaims receivable. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Upon notification from issuers, some of the dividend income received from a real estate investment trust may be re-designated as a return of capital or capital gain. Non-cash dividends, if any, are recognized on the ex-dividend date and recorded as non-cash dividend income at fair value. Interest income, including amortization and accretion of premiums and discounts on debt securities, and payment- in-kind interest income, if any, are recognized daily on the accrual basis.

Foreign Currency Translation: The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in non-U.S. currencies are translated to U.S. dollars using prevailing market rates as quoted by one or more data service providers. Purchases and sales of investments, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments. Such fluctuations are reflected by the Funds as a component of net realized and unrealized gain (loss) from investments for financial reporting purposes. Each Fund reports realized currency gain (loss) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.

Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its consolidated statement of operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of April 30, 2020, if any, are disclosed in the consolidated statement of assets and liabilities.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	21

Notes to Consolidated Financial Statements  (unaudited) (continued)

Net income and realized gains from investments held by each Subsidiary are treated as ordinary income for tax purposes. If a net loss is realized by the Subsidiary in any taxable year, the loss will generally not be available to offset the Fund’s ordinary income and/or capital gains for that year.

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. A fund determines the fair value of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with a policy approved by the Board as reflecting fair value. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at that day’s last traded price or official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•

Fixed-income investments are valued using the last available bid price or current market quotations provided by independent dealers or prices (including evaluated prices) supplied by approved independent third-party pricing services. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data, credit quality information, perceived market movements, news, and other relevant information and by other methods, which may include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; general market conditions; and/or other factors and assumptions.

•

Exchange-traded funds and closed-end funds traded on a recognized securities exchange are valued at that day’s last traded price or official closing price, as applicable, on the exchange where the fund is primarily traded. Funds traded on a recognized exchange for which there were no sales on that day may be valued at the last traded price.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.

•	Futures contract notional values are determined based on that day’s last reported settlement price on the exchange where the contract is traded.

If events (e.g., a company announcement, market volatility or a natural disaster) occur that are expected to materially affect the value of an investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with policies approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and the cost approach. Valuation techniques used under these approaches take into consideration inputs that include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other inputs, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates.

When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets for identical assets or liabilities;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The fair value hierarchy for each Fund’s investments is included

22	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Consolidated Financial Statements  (unaudited) (continued)

in its consolidated schedule of investments. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105%for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of April 30, 2020, any securities on loan were collateralized by cash and/or U.S. government obligations. Cash collateral received was invested in money market funds managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates and is disclosed in the consolidated schedules of investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan for each Fund, if any, are also disclosed in its consolidated schedule of investments. The market value of any securities on loan as of April 30, 2020 and the value of the related cash collateral are disclosed in the consolidated statements of assets and liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.

5.	DERIVATIVE FINANCIAL INSTRUMENTS

Futures Contracts: The Funds invest in commodity futures contracts to gain exposure to the applicable commodities markets. Futures contracts are standardized, exchange-traded agreements to buy or sell a specific quantity of an underlying instrument at a set price on a future date. Depending on the terms of a contract, a futures contract is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date.

Upon entering into a futures contract, a fund is required to pledge to the executing broker which holds segregated from its own assets, an amount of cash, U.S. government securities or other high-quality debt and equity securities equal to the minimum initial margin requirements of the exchange on which the contract is traded. Securities deposited as initial margin, if any, are designated in the consolidated schedule of investments and cash deposited, if any, is shown as cash pledged for futures contracts in the consolidated statement of assets and liabilities.

Pursuant to the contract, a fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation or depreciation and, if any, shown as variation margin receivable or payable on futures contracts in the consolidated statement of assets and liabilities. When the contract is closed, a realized gain or loss is recorded in the consolidated statement of operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. Losses may arise if the notional value of a futures contract decreases due to an unfavorable change in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and the assets underlying such contracts.

6.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:

iShares ETF	Investment Advisory Fee
Bloomberg Roll Select Commodity Strategy	0.28%
Commodities Select Strategy	0.48
Gold Strategy	0.25

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	23

Notes to Consolidated Financial Statements  (unaudited) (continued)

Expense Waivers: A fund may incur its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). BFA has contractually agreed to waive a portion of its investment advisory fee for the iShares Bloomberg Roll Select Commodity Strategy ETF and iShares Commodities Select Strategy ETF through February 28, 2025 and February 29, 2024, respectively, in an amount equal to the acquired fund fees and expenses, if any, attributable to the Fund’s investments in other registered investment companies advised by BFA or its affiliates.

For the six months ended April 30, 2020, BFA voluntarily waived its investment advisory fees for the iShares Bloomberg Roll Select Commodity Strategy ETF in the amount of $1,699.

BFA has contractually agreed to waive a portion of its investment advisory fee for the iShares Gold Strategy ETF through February 29, 2024 in an amount equal to the acquired fund fees and expenses, if any, attributable to the Fund’s investments in other exchange-traded products sponsored by BFA or its affiliates, provided that the waiver be no greater than the Fund’s investment advisory fee of 0.25%.

Each Subsidiary has entered into a separate contract with BFA under which BFA provides investment advisory services to the Subsidiary but does not receive separate compensation from the Subsidiary for providing it with such services. Each Subsidiary has also entered into separate arrangements that provide for the provision of other services to the Subsidiary (including administrative, custody, transfer agency and other services), and BFA pays the costs and expenses related to the provision of those services.

Sub-Adviser: BFA has entered into a sub-advisory agreement with BlackRock International Limited (the “Sub-Adviser”),an affiliate of BFA, under which BFA pays the Sub-Adviser for services it provides to the iShares Commodities Select Strategy ETF and its Subsidiary.

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, or its affiliates, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by each Fund is shown as securities lending income — affiliated — net in its consolidated statement of operations. For the six months ended April 30, 2020, the Funds paid BTC the following amounts for securities lending agent services:

iShares ETF	Fees Paid to BTC
Commodities Select Strategy	$ 2,694

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends — affiliated in the consolidated statement of operations.

7.	PURCHASES AND SALES

For the six months ended April 30, 2020, purchases and sales of investments, excluding in-kind transactions and short-term investments, were as follows:

iShares ETF	Purchases	Sales
Commodities Select Strategy	$ 1,420,413	$ 145,872,235
Gold Strategy	582,882	1,072,838

24	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Consolidated Financial Statements  (unaudited) (continued)

For the six months ended April 30, 2020, in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
Commodities Select Strategy	$60,962,946	$65,403,857
Gold Strategy	2,637,079	1,257,673

8.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

Management has analyzed tax laws and regulations and their application to the Funds as of April 30, 2020, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ consolidated financial statements.

As of October 31, 2019, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:

iShares ETF	Non-Expiring
Commodities Select Strategy	$25,672,342

A fund may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” Such fund may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

As of April 30, 2020, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Bloomberg Roll Select Commodity Strategy	$17,568,777	$5,674	$(1,437,426)	$(1,431,752)
Commodities Select Strategy	202,543,527	190,938	(22,741,739)	(22,550,801)
Gold Strategy	13,637,124	391,381	—	391,381

9.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

Market Risk: Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss a fund may suffer through holding market positions in the face of market movements. A fund is exposed to market risk by its investment in equity, fixed income and/or financial derivative instruments or by its investment in underlying funds. The fair value of securities held by a fund may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. The extent of a fund’s exposure to market risk is the market value of the investments held as shown in the fund’s consolidated schedule of investments.

Investing in the securities of non-U.S. issuers involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: differences in accounting, auditing and financial reporting standards; more substantial governmental involvement in the economy; higher inflation rates, greater social, economic and political uncertainties; possible nationalization or expropriation of assets; less availability of public information about issuers; imposition of withholding or other taxes; higher transaction and custody costs and delays in settlement procedures; and lower level of regulation of the securities markets and issuers. Non-U.S. securities may be less liquid, more difficult to value, and have greater price volatility due to exchange rate fluctuations. These and other risks are heightened for investments in issuers from countries with less developed capital markets.

Changes in market interest rates or economic conditions may affect the value and/or liquidity of fixed income investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. Securities with longer durations tend to be more sensitive to interest rate changes, usually making their prices more volatile than those of securities with shorter durations. Given the environment of historically low interest rates, a fund may be subject to a greater risk of price losses if interest rates rise.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	25

Notes to Consolidated Financial Statements  (unaudited) (continued)

An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund’s investments. The impact of the pandemic may be short term or may last for an extended period of time.

Credit Risk: Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose a fund to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of a fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its consolidated statement of assets and liabilities.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its consolidated schedule of investments.

The iShares Bloomberg Roll Select Commodity Strategy ETF and iShares Commodities Select Strategy ETF (“COMT”) have substantial exposure to certain commodity markets through investments in commodity-linked instruments and through commodity-related equities. Any negative changes in commodity markets that may be due to changes in supply and demand for the commodities, market events, regulatory developments or other factors that the Funds cannot control could have an adverse impact on the Funds’ portfolios.

The iShares Gold Strategy ETF has substantial exposure to gold through its investments in gold investments and the Fund’s portfolio may be adversely affected by changes or trends in the price of gold, which historically has been volatile. Governments, central banks, or other large holders can influence the production and sale of gold, which may adversely affect the performance of the Fund.

10.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

Transactions in capital shares were as follows:

	Six Months Ended 04/30/20		Year Ended 10/31/19
iShares ETF	Shares	Amount	Shares	Amount
Bloomberg Roll Select Commodity Strategy
Shares redeemed	(100,000)	$(3,894,823)	(250,000)	$(11,234,784)

Commodities Select Strategy
Shares sold	6,900,000	$223,973,279	10,500,000	$334,026,227
Shares redeemed	(13,200,000)	(399,584,803)	(13,800,000)	(468,962,390)

Net decrease	(6,300,000)	$(175,611,524)	(3,300,000)	$(134,936,163)

Gold Strategy
Shares sold	200,000	$10,997,233	50,000	$2,951,071
Shares redeemed	(100,000)	(5,241,495)	—	—

Net increase	100,000	$5,755,738	50,000	$2,951,071

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the consolidated statement of assets and liabilities.

26	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Consolidated Financial Statements  (unaudited) (continued)

11.	LEGAL PROCEEDINGS

On June 16, 2016, investors in certain iShares funds (iShares Core S&P Small-Cap ETF, iShares Russell 1000 Growth ETF, iShares Core S&P 500 ETF, iShares Russell Mid-Cap Growth ETF, iShares Russell Mid-Cap ETF, iShares Russell Mid-Cap Value ETF, iShares Select Dividend ETF, iShares Morningstar Mid-Cap ETF, iShares Morningstar Large-Cap ETF, iShares U.S. Aerospace & Defense ETF and iShares Preferred and Income Securities ETF) filed a class action lawsuit against iShares Trust, BlackRock, Inc. and certain of its advisory affiliates, and certain directors/trustees and officers of the Funds (collectively, “Defendants”) in California State Court. The lawsuit alleges the Defendants violated federal securities laws by failing to adequately disclose in the prospectuses issued by the funds noted above the risks of using stop-loss orders in the event of a ‘flash crash’, such as the one that occurred on May 6, 2010. On September 18, 2017, the court issued a Statement of Decision holding that the Plaintiffs lack standing to assert their claims. On October 11, 2017, the court entered final judgment dismissing all of the Plaintiffs’ claims with prejudice. In an opinion dated January 23, 2020, the California Court of Appeal affirmed the dismissal of Plaintiffs’ claims. On March 3, 2020, plaintiffs filed a petition for review by the California Supreme Court. On May 27, 2020, the California Supreme Court denied Plaintiff’s petition for review. Plaintiff may choose to petition the U.S. Supreme Court for further review.

12.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the consolidated financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the consolidated financial statements.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	27

Statement Regarding Liquidity Risk Management Program  (unaudited)

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Board of Trustees (the “Board”) of iShares Bloomberg Roll Select Commodity Strategy ETF, iShares Commodities Select Strategy ETF and iShares Gold Strategy ETF met on December 3, 2019 (the “Meeting”) to review the liquidity risk management program (the “Program”) applicable to the iShares Funds (each, a “Fund”) pursuant to the Liquidity Rule. The Board has appointed BlackRock Fund Advisors (“BlackRock”), the investment adviser to the Funds, as the program administrator for each Fund’s Program, as applicable. BlackRock has delegated oversight of the Program to the 40 Act Liquidity Risk Management Committee (the “Committee”). At the Meeting, the Committee, on behalf of BlackRock, provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including the operation of each Fund’s Highly Liquid Investment Minimum (“HLIM”) where applicable, and any material changes to the Program (the “Report”). The Report covered the period from December 1, 2018 through September 30, 2019 (the “Program Reporting Period”).

The Report described the Program’s liquidity classification methodology for categorizing a Fund’s investments (including derivative transactions) into one of four liquidity buckets. It also described BlackRock’s methodology in establishing a Fund’s HLIM and noted that the Committee reviews and ratifies the HLIM assigned to each Fund no less frequently than annually.

The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing a Fund’s liquidity risk, as follows:

a)	The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed whether each Fund’s investment strategy is appropriate for an open-end fund structure with a focus on Funds with more significant and consistent holdings of less liquid and illiquid assets. The Committee also factored a Fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account. A factor for consideration under the Liquidity Rule is a Fund’s use of borrowings for investment purposes. However, the Funds do not borrow for investment purposes. Derivative exposure was considered in the calculation of liquidity classification.

b)	Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed historical redemption activity and used this information as a component to establish each ETF’s reasonably anticipated trading size. The Committee may also take into consideration a Fund’s shareholder ownership concentration (which, depending on product type and distribution channel, may or may not be available), a Fund’s distribution channels, and the degree of certainty associated with a Fund’s short-term and long-term cash flow projections.

c)	Holdings of cash and cash equivalents, as well as borrowing arrangements. The Committee considered that ETFs generally do not hold more than de minimus amounts of cash. Funds may borrow for temporary or emergency purposes, including to meet payments due from redemptions or to facilitate the settlement of securities or other transactions.

d)	The relationship between an ETF’s portfolio liquidity and the way in which, and the prices and spreads at which, ETF shares trade, including the efficiency of the arbitrage function and the level of active participation by market participants, including authorized participants. The Committee monitored the prevailing bid/ask spread and the ETF price premium (or discount) to NAV for all ETFs and reviewed any persistent deviations from long-term averages.

e)	The effect of the composition of baskets on the overall liquidity of an ETF’s portfolio. In reviewing the linkage between the composition of baskets accepted by an ETF and any significant change in the liquidity profile of such ETF, the Committee reviewed changes in the proportion of each ETF’s portfolio comprised of less liquid and illiquid holdings to determine if applicable thresholds were met requiring enhanced review.

There were no material changes to the Program during the Program Reporting Period. The Report provided to the Board stated that the Committee concluded that based on the operation of the functions, as described in the Report, the Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.

28	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (unaudited)

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are being provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each fund’s investment experience during the year and may be subject to changes based on tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
Bloomberg Roll Select Commodity Strategy(a)	$0.953678	$—	$0.044475	$0.998153	96%	—%	4%	100%
Commodities Select Strategy(a)	0.797537	—	0.060047	0.857584	93	—	7	100
Gold Strategy(a)	4.896198	—	0.363795	5.259993	93	—	7	100

(a)

The Fund estimates that it has distributed more than its net investment income and net realized capital gains; therefore, a portion of the distribution may be a return of capital. A return of capital may occur, for example, when some or all of the shareholder’s investment in the Fund is returned to the shareholder. A return of capital does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income”. When distributions exceed total return performance, the difference will incrementally reduce the Fund’s net asset value per share.

SUPPLEMENTAL INFORMATION	29

General Information

Electronic Delivery

Shareholders can sign up for email notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to icsdelivery.com.

•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The iShares Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, and for reporting periods ended prior to March 31, 2019, filed such information on Form N-Q. The iShares Funds’ Forms N-Q are available on the SEC’s website at sec.gov. The iShares Funds also disclose their complete schedule of portfolio holdings on a daily basis on the iShares website at iShares.com.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at iShares.com; and (3) on the SEC website at sec.gov.

30	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Glossary of Terms Used in this Report

Portfolio Abbreviations — Fixed Income

LIBOR	London Interbank Offered Rate

GLOSSARY OF TERMS USED IN THIS REPORT	31

Want to know more?

iShares.com | 1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

©2020 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-1011-0420

Item 2.	Code of Ethics.

Not applicable to this semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable to this semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable to this semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to this semi-annual report.

Information Classification: Limited Access

Item 6.	Investments.

(a)	Schedules of investments are included as part of the reports to shareholders filed under Item 1 of this Form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the registrant.

Item 10.	Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11.	Controls and Procedures.

(a)

The President (the registrant’s Principal Executive Officer) and Treasurer and Chief Financial Officer (the registrant’s Principal Financial Officer) have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective as of a date within 90 days of the filing date of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 13a-15(b) or 15d-15(b) under the Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 13.	Exhibits.

(a) (1) Not applicable to this semi-annual report.

(a) (2) Section 302 Certifications are attached.

(a) (3) Not applicable.

(a)  (4) Not applicable.

(b) Section 906 Certifications are attached.

Information Classification: Limited Access

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares U.S. ETF Trust

By: /s/ Armando Senra
Armando Senra, President (Principal Executive Officer)

  Date:        July 02, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Armando Senra
Armando Senra, President (Principal Executive Officer)

  Date:        July 02, 2020

By: /s/ Trent Walker
Trent Walker, Treasurer and Chief Financial Officer (Principal Financial Officer)

  Date:        July 02, 2020

Information Classification: Limited Access